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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.4%
CONSUMER DISCRETIONARY 7.8%
Auto Components 1.1%
Delphi Automotive PLC	135,385	$10,795,600
Hotels, Restaurants & Leisure 1.4%
Aramark	119,249	3,771,846
Hilton Worldwide Holdings, Inc. (a)	34,390	1,018,632
Las Vegas Sands Corp.	102,925	5,664,992
McDonald’s Corp.	33,635	3,277,394
Total		13,732,864
Household Durables 0.3%
Mohawk Industries, Inc. (a)	13,815	2,566,136
Internet & Catalog Retail 0.7%
Priceline Group, Inc. (The) (a)	5,655	6,583,268
Media 3.1%
CBS Corp., Class B Non Voting	160,420	9,726,265
Comcast Corp., Class A	307,067	17,340,073
Twenty-First Century Fox, Inc., Class A	111,970	3,789,065
Total		30,855,403
Specialty Retail 1.2%
Lowe’s Companies, Inc.	110,789	8,241,594
Michaels Companies, Inc. (The) (a)	149,009	4,032,184
Total		12,273,778
TOTAL CONSUMER DISCRETIONARY		76,807,049
CONSUMER STAPLES 5.2%
Beverages 1.6%
Diageo PLC, ADR	53,779	5,946,344
PepsiCo, Inc.	96,700	9,246,454
Total		15,192,798
Food & Staples Retailing 2.3%
CVS Health Corp.	177,530	18,322,871
Walgreens Boots Alliance, Inc.	49,510	4,192,507
Total		22,515,378
Household Products 0.5%
Procter & Gamble Co. (The)	57,475	4,709,502
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	20,080	1,209,017

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.7%
Philip Morris International, Inc.	96,495	$7,268,968
TOTAL CONSUMER STAPLES		50,895,663
ENERGY 4.3%
Energy Equipment & Services 0.8%
Halliburton Co.	63,149	2,770,978
Schlumberger Ltd.	57,945	4,834,931
Total		7,605,909
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd.	151,030	4,638,131
Chevron Corp.	129,966	13,643,831
ConocoPhillips	39,189	2,439,907
Noble Energy, Inc.	82,809	4,049,360
Range Resources Corp.	60,030	3,123,961
Williams Companies, Inc. (The)	133,295	6,743,394
Total		34,638,584
TOTAL ENERGY		42,244,493
FINANCIALS 12.4%
Banks 6.8%
Bank of America Corp.	826,433	12,718,804
Citigroup, Inc.	489,588	25,223,574
JPMorgan Chase & Co.	315,395	19,106,629
Wells Fargo & Co.	176,691	9,611,990
Total		66,660,997
Capital Markets 2.4%
BlackRock, Inc.	41,141	15,051,024
Goldman Sachs Group, Inc. (The)	46,600	8,759,402
Total		23,810,426
Consumer Finance 0.9%
American Express Co.	117,140	9,150,977
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B (a)	77,992	11,255,805
Insurance 0.9%
Aon PLC	91,251	8,771,046
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	62,880	1,695,245
TOTAL FINANCIALS		121,344,496

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 9.8%
Biotechnology 2.6%
Biogen, Inc. (a)	21,450	$9,057,048
Celgene Corp. (a)	94,055	10,842,661
Vertex Pharmaceuticals, Inc. (a)	47,430	5,595,317
Total		25,495,026
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	237,430	11,000,132
Medtronic PLC	252,676	19,706,201
St. Jude Medical, Inc.	85,865	5,615,571
Total		36,321,904
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	77,046	6,954,942
CIGNA Corp.	60,445	7,824,001
Total		14,778,943
Pharmaceuticals 2.0%
Johnson & Johnson	132,176	13,296,905
Perrigo Co. PLC	37,227	6,162,930
Total		19,459,835
TOTAL HEALTH CARE		96,055,708
INDUSTRIALS 7.9%
Aerospace & Defense 3.0%
Honeywell International, Inc.	156,856	16,361,649
Precision Castparts Corp.	14,685	3,083,850
United Technologies Corp.	82,589	9,679,431
Total		29,124,930
Air Freight & Logistics 0.5%
FedEx Corp.	27,630	4,571,383
Building Products 0.3%
Fortune Brands Home & Security, Inc.	70,283	3,337,037
Commercial Services & Supplies 0.7%
Tyco International PLC	161,059	6,935,201
Industrial Conglomerates 1.2%
General Electric Co.	469,518	11,648,742
Professional Services 1.7%
Dun & Bradstreet Corp. (The)	36,395	4,671,662

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
IHS, Inc., Class A (a)	28,030	$3,188,693
Nielsen NV	207,725	9,258,303
Total		17,118,658
Road & Rail 0.5%
Kansas City Southern	48,507	4,951,595
TOTAL INDUSTRIALS		77,687,546
INFORMATION TECHNOLOGY 12.8%
Communications Equipment 0.8%
QUALCOMM, Inc.	117,028	8,114,721
Internet Software & Services 2.7%
Alibaba Group Holding Ltd., ADR (a)	41,550	3,458,622
Google, Inc., Class A (a)	13,589	7,537,818
Google, Inc., Class C (a)	28,269	15,491,412
Total		26,487,852
IT Services 1.2%
MasterCard, Inc., Class A	136,220	11,768,046
Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp., Class A	130,237	5,638,611
Skyworks Solutions, Inc.	46,627	4,582,968
Total		10,221,579
Software 3.4%
Activision Blizzard, Inc.	387,295	8,801,279
Electronic Arts, Inc. (a)	109,948	6,466,592
Intuit, Inc.	49,525	4,801,944
Microsoft Corp.	336,173	13,667,113
Total		33,736,928
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	223,777	27,844,572
EMC Corp.	233,289	5,962,867
Hewlett-Packard Co.	64,208	2,000,721
Total		35,808,160
TOTAL INFORMATION TECHNOLOGY		126,137,286
MATERIALS 1.5%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	84,225	7,394,955
Monsanto Co.	66,815	7,519,360
Total		14,914,315
TOTAL MATERIALS		14,914,315

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	346,425	$16,846,648
TOTAL TELECOMMUNICATION SERVICES		16,846,648
Total Common Stocks (Cost: $528,422,037)		$622,933,204

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.1%
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	$670,000	$703,320
Bombardier, Inc. (b)
03/15/20	7.750%	18,000	18,837
03/15/25	7.500%	19,000	18,751
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	12,000	12,510
L-3 Communications Corp.
02/15/21	4.950%	700,000	774,189
Lockheed Martin Corp.
03/01/25	2.900%	220,000	221,584
TransDigm, Inc.
10/15/20	5.500%	3,000	2,963
07/15/21	7.500%	20,000	21,500
07/15/24	6.500%	35,000	35,175
Total			1,808,829
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	31,575
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	62,000	68,765
Ford Motor Credit Co. LLC
01/16/18	2.375%	700,000	712,113
Gates Global LLC/Co. (b)
07/15/22	6.000%	21,000	19,819
General Motors Co.
10/02/23	4.875%	114,000	123,429
Schaeffler Finance BV (b)
05/15/21	4.250%	41,000	40,795
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	27,000	28,552
Tenneco, Inc.
12/15/24	5.375%	13,000	13,520
Total			1,038,568

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 2.0%
Ally Financial, Inc.
01/27/19	3.500%	$16,000	$15,800
03/15/20	8.000%	90,000	107,325
02/13/22	4.125%	50,000	48,750
09/30/24	5.125%	16,000	16,500
03/30/25	4.625%	19,000	18,715
BB&T Corp. (c)
12/01/16	0.692%	750,000	749,989
Bank of America Corp.
01/05/21	5.875%	1,650,000	1,928,545
Barclays Bank PLC
05/15/24	3.750%	775,000	815,998
Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,000,000	1,151,262
Capital One Financial Corp.
06/15/23	3.500%	915,000	939,320
Citigroup, Inc.
05/15/18	6.125%	1,145,000	1,288,700
Credit Suisse
09/09/24	3.625%	950,000	981,889
Discover Financial Services
11/21/22	3.850%	690,000	707,915
Fifth Third Bancorp
03/15/22	3.500%	575,000	602,010
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	1,450,000	1,515,041
HSBC Holdings PLC
04/05/21	5.100%	775,000	885,103
ING Bank NV (b)(c)
03/16/18	0.821%	900,000	900,900
Morgan Stanley
01/25/21	5.750%	1,150,000	1,342,433
PNC Bank NA
01/30/23	2.950%	950,000	953,309
Regions Financial Corp.
05/15/18	2.000%	700,000	699,352
Royal Bank of Scotland Group PLC
05/28/24	5.125%	58,000	60,848
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	600,000	696,020
State Street Corp.
12/16/24	3.300%	600,000	623,787
Synovus Financial Corp.
02/15/19	7.875%	42,000	47,040
U.S. Bank (c)
04/29/20	3.778%	800,000	801,445

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wells Fargo & Co.
02/13/23	3.450%	$1,365,000	$1,396,675
Total			19,294,671
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	28,000	29,540
09/15/23	4.625%	23,000	23,403
Total			52,943
Building Materials —%
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,215
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	43,000	43,645
Building Materials Corp. of America (b)
11/15/24	5.375%	21,000	21,315
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,195
HD Supply, Inc.
04/15/20	11.000%	23,000	26,105
07/15/20	7.500%	77,000	82,390
HD Supply, Inc. (b)
12/15/21	5.250%	21,000	21,630
Masco Corp.
04/01/25	4.450%	28,000	28,910
Nortek, Inc.
12/01/18	10.000%	8,000	8,448
04/15/21	8.500%	34,000	36,380
RSI Home Products, Inc. (b)
03/15/23	6.500%	16,000	16,280
USG Corp. (b)
11/01/21	5.875%	10,000	10,575
03/01/25	5.500%	4,000	4,070
Total			341,158
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	14,000	14,700
01/31/22	6.625%	13,000	13,894
09/30/22	5.250%	20,000	20,450
CCOH Safari LLC
12/01/24	5.750%	29,000	29,870
CSC Holdings LLC
02/15/18	7.875%	38,000	42,750
CSC Holdings LLC (b)
06/01/24	5.250%	34,000	34,680
Cablevision Systems Corp.
04/15/20	8.000%	19,000	21,518
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	43,000	45,311
12/15/21	5.125%	11,000	11,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	$870,000	$901,744
DISH DBS Corp.
09/01/19	7.875%	44,000	49,170
03/15/23	5.000%	31,000	30,141
11/15/24	5.875%	25,000	25,031
Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	15,400
Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	41,200
Intelsat Luxembourg SA
06/01/21	7.750%	21,000	19,373
06/01/23	8.125%	30,000	27,600
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	4,000	4,040
NBCUniversal Media LLC
04/01/41	5.950%	500,000	653,905
Time Warner Cable, Inc.
02/01/20	5.000%	675,000	752,610
Videotron Ltd.
07/15/22	5.000%	27,000	27,810
Videotron Ltd. (b)
06/15/24	5.375%	6,000	6,180
Virgin Media Finance PLC (b)
01/15/25	5.750%	65,000	67,457
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	26,000	27,365
Total			2,883,199
Chemicals 0.3%
Angus Chemical Co. (b)
02/15/23	8.750%	24,000	23,880
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	19,000	20,425
Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	27,000
Dow Chemical Co. (The)
11/01/29	7.375%	475,000	644,400
Eastman Chemical Co.
06/01/17	2.400%	400,000	408,388
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	18,000	18,180
Huntsman International LLC
11/15/20	4.875%	20,000	20,000
03/15/21	8.625%	2,000	2,140
Huntsman International LLC (b)
11/15/22	5.125%	4,000	4,010
INEOS Group Holdings SA (b)
08/15/18	6.125%	7,000	7,035
02/15/19	5.875%	27,000	26,696

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. (b)
11/01/19	9.875%	$55,000	$59,675
LYB International Finance BV
07/15/23	4.000%	1,000,000	1,059,270
NOVA Chemicals Corp. (b)
05/01/25	5.000%	83,000	86,735
PQ Corp. (b)
11/01/18	8.750%	134,000	139,360
Platform Specialty Products Corp. (b)
02/01/22	6.500%	54,000	56,430
WR Grace & Co. (b)
10/01/21	5.125%	29,000	30,088
10/01/24	5.625%	12,000	12,810
Total			2,646,522
Construction Machinery 0.1%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	13,000	13,780
Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	535,255
H&E Equipment Services, Inc.
09/01/22	7.000%	17,000	17,510
United Rentals North America, Inc.
04/15/22	7.625%	99,000	108,306
06/15/23	6.125%	16,000	16,940
11/15/24	5.750%	14,000	14,455
Total			706,246
Consumer Cyclical Services —%
ADT Corp. (The)
07/15/22	3.500%	22,000	20,020
APX Group, Inc.
12/01/19	6.375%	68,000	67,660
12/01/20	8.750%	33,000	30,443
IHS, Inc. (b)
11/01/22	5.000%	42,000	42,185
Monitronics International, Inc.
04/01/20	9.125%	39,000	38,171
Total			198,479
Consumer Products —%
Serta Simmons Holdings LLC (b)
10/01/20	8.125%	45,000	47,362
Spectrum Brands, Inc.
11/15/20	6.375%	39,000	41,352
Springs Industries, Inc.
06/01/21	6.250%	36,000	35,640
Tempur Sealy International, Inc.
12/15/20	6.875%	32,000	34,160
Total			158,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	$23,000	$23,144
Entegris, Inc. (b)
04/01/22	6.000%	29,000	30,233
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	49,000	43,732
United Technologies Corp.
06/01/22	3.100%	500,000	520,220
Total			617,329
Electric 0.7%
AES Corp. (The)
07/01/21	7.375%	50,000	55,500
Arizona Public Service Co.
04/01/42	4.500%	525,000	592,594
CMS Energy Corp.
02/01/20	6.250%	715,000	839,726
Dominion Resources, Inc.
08/15/19	5.200%	600,000	675,350
Exelon Generation Co. LLC
06/15/22	4.250%	640,000	675,291
Indiana Michigan Power Co.
03/15/37	6.050%	585,000	755,189
NRG Energy, Inc.
07/15/22	6.250%	60,000	61,650
NRG Yield Operating LLC (b)
08/15/24	5.375%	40,000	41,600
Nevada Power Co.
08/01/18	6.500%	550,000	636,543
PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	725,788
Pacific Gas & Electric Co.
03/01/37	5.800%	600,000	761,854
Progress Energy, Inc.
03/01/31	7.750%	500,000	723,624
TerraForm Power Operating LLC (b)
02/01/23	5.875%	24,000	24,900
TransAlta Corp.
06/03/17	1.900%	675,000	670,904
Total			7,240,513
Environmental 0.1%
Waste Management, Inc.
03/01/21	4.600%	500,000	558,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	$117,000	$120,949
Aircastle Ltd.
03/15/21	5.125%	15,000	15,675
02/15/22	5.500%	15,000	15,956
CIT Group, Inc. (b)
04/01/18	6.625%	53,000	56,842
General Electric Capital Corp.
01/09/23	3.100%	2,000,000	2,059,966
International Lease Finance Corp.
12/15/20	8.250%	80,000	97,400
Navient Corp.
01/15/19	5.500%	15,000	15,300
10/26/20	5.000%	3,000	2,944
01/25/22	7.250%	19,000	20,045
01/25/23	5.500%	17,000	16,193
03/25/24	6.125%	23,000	22,080
10/25/24	5.875%	40,000	37,400
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	13,000	13,374
12/15/21	7.250%	22,000	22,770
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	61,000	58,102
Springleaf Finance Corp.
12/15/17	6.900%	19,000	20,235
06/01/20	6.000%	10,000	10,050
10/01/21	7.750%	39,000	42,705
10/01/23	8.250%	16,000	17,760
iStar Financial, Inc
07/01/19	5.000%	27,000	27,000
Total			2,692,746
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	800,000	789,259
ConAgra Foods, Inc.
01/25/23	3.200%	700,000	689,074
Constellation Brands, Inc.
11/15/19	3.875%	30,000	30,900
11/15/24	4.750%	29,000	30,668
Darling Ingredients, Inc.
01/15/22	5.375%	43,000	43,322
Diageo Capital PLC
04/29/23	2.625%	585,000	581,867
Diamond Foods, Inc. (b)
03/15/19	7.000%	18,000	18,540
PepsiCo, Inc.
03/05/22	2.750%	560,000	571,542
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	5,000	5,000
Post Holdings, Inc.
02/15/22	7.375%	6,000	6,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Post Holdings, Inc. (b)
12/15/22	6.000%	$22,000	$21,230
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	550,000	578,577
Sysco Corp.
10/02/44	4.500%	250,000	266,501
WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	31,175
Total			3,663,865
Gaming —%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	35,000	36,181
GTECH Corp. (b)
02/15/22	6.250%	42,000	41,055
MGM Resorts International
03/01/18	11.375%	37,000	44,678
10/01/20	6.750%	25,000	26,813
12/15/21	6.625%	25,000	26,703
03/15/23	6.000%	4,000	4,110
Penn National Gaming, Inc.
11/01/21	5.875%	22,000	21,835
Pinnacle Entertainment, Inc.
08/01/21	6.375%	32,000	33,920
Scientific Games International, Inc. (b)
01/01/22	7.000%	53,000	54,192
12/01/22	10.000%	59,000	55,681
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	45,000	48,375
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	16,000	15,240
Tunica-Biloxi Gaming Authority (b)(d)
11/15/15	9.000%	27,000	12,116
Total			420,899
Health Care 0.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	8,010
Acadia Healthcare Co., Inc. (b)
02/15/23	5.625%	10,000	10,175
Amsurg Corp.
11/30/20	5.625%	20,000	20,400
07/15/22	5.625%	19,000	19,428
Becton Dickinson and Co.
12/15/24	3.734%	425,000	444,805
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	41,437
08/01/21	5.125%	8,000	8,240
02/01/22	6.875%	63,000	67,331
Cardinal Health, Inc.
12/15/20	4.625%	625,000	698,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Catamaran Corp.
03/15/21	4.750%	$8,000	$8,890
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	11,000	11,138
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	41,000	43,296
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	66,937
07/15/24	5.125%	27,000	27,540
Emdeon, Inc.
12/31/19	11.000%	21,000	22,943
Express Scripts Holding Co.
02/15/22	3.900%	625,000	663,632
Fresenius Medical Care U.S. Finance II, Inc. (b)
10/15/24	4.750%	33,000	34,567
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	18,000	20,070
HCA, Inc.
03/15/19	3.750%	47,000	47,632
02/15/22	7.500%	100,000	116,625
02/01/25	5.375%	35,000	36,706
04/15/25	5.250%	39,000	42,120
IMS Health, Inc. (b)
11/01/20	6.000%	12,000	12,495
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	30,000	32,475
LifePoint Hospitals, Inc.
12/01/21	5.500%	31,000	32,472
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	29,000	30,088
McKesson Corp.
12/15/22	2.700%	715,000	709,861
Medtronic, Inc. (b)
03/15/22	3.150%	635,000	659,361
Omnicare, Inc.
12/01/22	4.750%	18,000	18,585
12/01/24	5.000%	8,000	8,360
Physio-Control International, Inc. (b)
01/15/19	9.875%	18,000	19,125
STHI Holding Corp. (b)
03/15/18	8.000%	29,000	30,088
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	12,000	12,090
Teleflex, Inc. (b)
06/15/24	5.250%	2,000	2,040
Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,512
10/01/20	6.000%	20,000	21,200
04/01/21	4.500%	46,000	45,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/22	8.125%	$68,000	$74,970
Tenet Healthcare Corp. (b)
03/01/19	5.000%	5,000	4,963
Universal Health Services, Inc. (b)
08/01/22	4.750%	41,000	43,101
Total			4,257,808
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	29,000	30,088
Cigna Corp.
06/15/20	5.125%	594,000	679,041
Total			709,129
Home Construction —%
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,612
04/15/20	7.150%	11,000	11,853
04/01/22	7.000%	6,000	6,435
Standard Pacific Corp.
12/15/21	6.250%	20,000	21,200
11/15/24	5.875%	10,000	10,275
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	8,000	7,920
03/01/24	5.625%	32,000	31,280
Total			124,575
Independent Energy 0.6%
Anadarko Petroleum Corp.
09/15/36	6.450%	475,000	589,240
Antero Resources Corp.
12/01/22	5.125%	52,000	49,920
Antero Resources Corp. (b)
06/01/23	5.625%	39,000	38,610
Canadian Natural Resources Ltd.
11/15/21	3.450%	550,000	558,254
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	37,000	38,572
Chesapeake Energy Corp.
08/15/20	6.625%	31,000	32,007
11/15/20	6.875%	16,000	16,720
02/15/21	6.125%	72,000	72,900
03/15/23	5.750%	39,000	38,025
Cimarex Energy Co.
06/01/24	4.375%	9,000	8,933
Comstock Resources, Inc. (b)
03/15/20	10.000%	26,000	25,155
Concho Resources, Inc.
04/01/23	5.500%	170,000	171,258
Continental Resources, Inc.
04/15/23	4.500%	540,000	524,087

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	$26,000	$26,325
Devon Energy Corp.
07/15/21	4.000%	500,000	533,323
Diamondback Energy, Inc.
10/01/21	7.625%	8,000	8,420
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	58,000	60,755
09/01/22	7.750%	20,000	20,400
EnCana Corp.
11/15/21	3.900%	625,000	654,057
Hilcorp Energy I LP/Finance Co. (b)
12/01/24	5.000%	20,000	18,800
Laredo Petroleum, Inc.
01/15/22	5.625%	42,000	40,740
05/01/22	7.375%	11,000	11,344
03/15/23	6.250%	52,000	51,870
Noble Energy, Inc.
11/15/24	3.900%	800,000	813,876
Oasis Petroleum, Inc.
11/01/21	6.500%	44,000	42,020
03/15/22	6.875%	58,000	56,550
01/15/23	6.875%	26,000	25,220
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	63,000	63,630
RSP Permian, Inc. (b)
10/01/22	6.625%	12,000	12,060
Range Resources Corp.
06/01/21	5.750%	35,000	36,564
Southwestern Energy Co.
02/01/18	7.500%	590,000	666,460
Whiting Petroleum Corp.
03/15/21	5.750%	58,000	57,565
Whiting Petroleum Corp. (b)
04/01/23	6.250%	18,000	17,933
Woodside Finance Ltd. (b)
05/10/21	4.600%	625,000	675,897
Total			6,057,490
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	850,000	882,308
Cenovus Energy, Inc.
09/15/23	3.800%	700,000	695,032
Petro-Canada
05/15/18	6.050%	565,000	635,001
Total			2,212,341
Leisure —%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
Activision Blizzard, Inc. (b)
09/15/21	5.625%	$82,000	$87,330
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	35,105
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	5,000	5,112
United Artists Theatre Circuit, Inc. (e)(f)
07/01/15	9.300%	95,467	95,467
Total			228,489
Life Insurance 0.3%
American International Group, Inc.
02/15/24	4.125%	1,000,000	1,082,526
Five Corners Funding Trust (b)
11/15/23	4.419%	975,000	1,048,310
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	735,000	789,398
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	1,000,000	1,014,433
Total			3,934,667
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,125
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	85,000	89,463
Playa Resorts Holding BV (b)
08/15/20	8.000%	47,000	47,940
Total			164,528
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	795,609
AMC Networks, Inc.
07/15/21	7.750%	4,000	4,340
12/15/22	4.750%	47,000	46,794
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	22,000	23,155
11/15/22	6.500%	50,000	52,625
Gannett Co., Inc.
10/15/23	6.375%	6,000	6,510
Gannett Co., Inc. (b)
09/15/21	4.875%	12,000	12,240
09/15/24	5.500%	12,000	12,555
MDC Partners, Inc. (b)
04/01/20	6.750%	64,000	67,440
Netflix, Inc. (b)
02/15/22	5.500%	21,000	21,473
02/15/25	5.875%	30,000	30,787
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	21,000	21,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$1,000	$1,018
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	32,000	32,200
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	5,000	5,200
02/15/24	5.625%	5,000	5,238
03/15/25	5.875%	53,000	55,915
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	4,000	4,190
Reed Elsevier Capital, Inc.
10/15/22	3.125%	700,000	702,996
Scripps Networks Interactive, Inc.
11/15/24	3.900%	550,000	567,466
Sky PLC (b)
11/26/22	3.125%	650,000	648,485
Thomson Reuters Corp.
05/23/43	4.500%	550,000	562,420
Univision Communications, Inc. (b)
09/15/22	6.750%	27,000	28,957
05/15/23	5.125%	22,000	22,330
02/15/25	5.125%	54,000	55,147
iHeartCommunications, Inc.
03/01/21	9.000%	30,000	28,725
iHeartCommunications, Inc. (b)
03/15/23	10.625%	28,000	28,140
Total			3,843,585
Metals 0.1%
Alcoa, Inc.
10/01/24	5.125%	30,000	32,109
ArcelorMittal
03/01/21	6.250%	61,000	64,813
Vale Overseas Ltd.
01/23/17	6.250%	640,000	678,208
Total			775,130
Midstream 0.6%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	36,000	36,990
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	4,000	4,020
03/01/22	6.125%	15,000	15,113
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	29,000	29,290
Enterprise Products Operating LLC
02/01/41	5.950%	615,000	746,202
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	42,000	45,255
Kinder Morgan Energy Partners LP
11/15/40	7.500%	525,000	656,561
03/01/44	5.500%	650,000	679,896

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	$59,000	$60,623
07/15/23	4.500%	79,000	78,210
12/01/24	4.875%	53,000	54,187
NiSource Finance Corp.
02/15/44	4.800%	595,000	668,909
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	575,000	577,298
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	22,000	23,870
10/01/22	5.000%	24,000	24,960
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	389,000	418,211
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	2,010
11/15/23	4.250%	30,000	28,875
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	43,000	44,290
11/15/19	4.125%	16,000	15,920
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	8,000	8,240
10/15/22	6.250%	51,000	52,785
TransCanada PipeLines Ltd. (c)
06/30/16	0.953%	525,000	526,610
Williams Partners LP/Finance Corp.
02/01/17	7.250%	655,000	719,577
Total			5,517,902
Natural Gas 0.1%
Sempra Energy
10/01/22	2.875%	950,000	949,729
Office REIT 0.1%
Boston Properties LP
05/15/21	4.125%	700,000	759,696
Oil Field Services 0.2%
Halliburton Co.
08/01/23	3.500%	650,000	675,066
Noble Holding International Ltd.
03/01/21	4.625%	760,000	718,519
Weatherford International LLC
06/15/37	6.800%	500,000	473,268
Total			1,866,853
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	15,000	15,582
02/01/22	5.875%	19,000	19,570
Total			35,152

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$48,000	$51,600
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	22,313
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	20,000	20,250
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	8,000	8,030
06/15/17	6.000%	5,000	5,013
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	42,000	42,735
Reynolds Group Issuer, Inc./LLC
04/15/19	7.125%	45,000	46,631
08/15/19	9.875%	38,000	40,660
02/15/21	8.250%	24,000	25,680
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	30,000	29,812
Total			218,811
Pharmaceuticals 0.3%
AbbVie, Inc.
11/06/22	2.900%	600,000	595,175
Actavis, Inc.
10/01/22	3.250%	825,000	824,224
Amgen, Inc.
11/15/21	3.875%	645,000	694,021
Capsugel SA PIK (b)
05/15/19	7.000%	12,000	12,253
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	34,000	35,020
Grifols Worldwide Operations Ltd. (b)
04/01/22	5.250%	34,000	34,552
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	17,000	17,382
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	26,000	27,950
Novartis Capital Corp.
05/06/24	3.400%	685,000	730,011
VRX Escrow Corp. (b)
05/15/23	5.875%	55,000	56,375
04/15/25	6.125%	41,000	42,435

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	$84,000	$87,255
07/15/21	7.500%	30,000	32,447
12/01/21	5.625%	12,000	12,180
03/01/23	5.500%	17,000	17,128
Total			3,218,408
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	635,805
CNA Financial Corp.
11/15/19	7.350%	525,000	631,521
HUB International Ltd. (b)
10/01/21	7.875%	85,000	87,125
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	650,000	746,266
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	4,000	3,970
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	875,000	966,559
Loews Corp.
05/15/23	2.625%	875,000	854,350
Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	530,063
Total			4,455,659
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	700,000	730,586
CSX Corp.
08/01/24	3.400%	735,000	766,853
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	25,000	25,187
Total			1,522,626
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	481,270
Restaurants 0.1%
BC ULC/New Red Finance Inc. (b)
04/01/22	6.000%	57,000	58,995
Yum! Brands, Inc.
11/01/20	3.875%	640,000	680,509
Total			739,504

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retail REIT 0.1%
Kimco Realty Corp.
02/01/18	4.300%	$665,000	$715,175
Simon Property Group LP
02/01/40	6.750%	415,000	580,486
Total			1,295,661
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	16,000	16,600
CVS Health Corp.
08/12/24	3.375%	650,000	674,052
Family Tree Escrow LLC (b)
03/01/20	5.250%	6,000	6,285
03/01/23	5.750%	33,000	34,732
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	12,000	12,030
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	448,182
Penske Automotive Group, Inc.
12/01/24	5.375%	18,000	18,540
PetSmart, Inc. (b)
03/15/23	7.125%	27,000	27,979
Rite Aid Corp.
02/15/27	7.700%	18,000	20,790
Rite Aid Corp. (b)(g)
04/01/23	6.125%	60,000	61,500
Target Corp.
07/01/24	3.500%	525,000	557,383
Total			1,878,073
Technology 0.3%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	39,000	40,365
04/01/20	6.375%	23,000	23,776
08/01/22	5.375%	51,000	50,872
Ancestry.com, Inc.
12/15/20	11.000%	31,000	34,410
Apple, Inc.
05/06/21	2.850%	550,000	573,060
Audatex North America, Inc. (b)
06/15/21	6.000%	26,000	27,495
Cisco Systems, Inc.
03/04/21	2.900%	550,000	578,978
Equinix, Inc.
04/01/20	4.875%	31,000	32,008
01/01/22	5.375%	22,000	22,935
04/01/23	5.375%	14,000	14,532
First Data Corp.
01/15/21	12.625%	52,000	61,620
First Data Corp. (b)
08/15/20	8.875%	12,000	12,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
11/01/20	6.750%	$42,000	$44,625
01/15/21	8.250%	51,000	54,570
Goodman Networks, Inc.
07/01/18	12.125%	14,000	13,020
Hewlett-Packard Co.
06/01/21	4.300%	670,000	719,877
MSCI, Inc. (b)
11/15/24	5.250%	32,000	33,080
NCR Corp.
12/15/21	5.875%	18,000	18,765
12/15/23	6.375%	7,000	7,455
NXP BV/Funding LLC (b)
02/15/21	5.750%	45,000	47,587
Oracle Corp.
04/15/38	6.500%	355,000	487,179
Riverbed Technology, Inc. (b)
03/01/23	8.875%	24,000	24,060
Sensata Technologies BV (b)
10/01/25	5.000%	38,000	38,523
VeriSign, Inc.
05/01/23	4.625%	33,000	32,918
VeriSign, Inc. (b)
04/01/25	5.250%	26,000	26,520
Zebra Technologies Corp. (b)
10/15/22	7.250%	39,000	42,023
Total			3,063,033
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/25	5.250%	30,000	29,850
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	500,000	674,232
Total			704,082
Wireless 0.1%
Altice SA (b)
05/15/22	7.750%	19,000	19,321
02/15/25	7.625%	49,000	49,245
Crown Castle International Corp.
04/15/22	4.875%	41,000	42,589
01/15/23	5.250%	28,000	29,400
Numericable-SFR (b)
05/15/22	6.000%	65,000	65,812
Rogers Communications, Inc.
10/01/23	4.100%	550,000	586,458
SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	54,665
Sprint Communications, Inc.
08/15/17	8.375%	7,000	7,595
11/15/21	11.500%	50,000	60,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Communications, Inc. (b)
11/15/18	9.000%	$68,000	$78,030
03/01/20	7.000%	56,000	61,740
Sprint Corp.
09/15/21	7.250%	30,000	30,150
06/15/24	7.125%	9,000	8,775
02/15/25	7.625%	15,000	14,925
T-Mobile USA, Inc.
04/28/21	6.633%	39,000	40,853
01/15/22	6.125%	9,000	9,281
03/01/23	6.000%	34,000	34,839
04/01/23	6.625%	38,000	39,758
01/15/24	6.500%	9,000	9,405
03/01/25	6.375%	9,000	9,287
Wind Acquisition Finance SA (b)
04/30/20	6.500%	23,000	24,380
07/15/20	4.750%	43,000	43,108
04/23/21	7.375%	30,000	31,125
Total			1,351,116
Wirelines 0.4%
AT&T, Inc.
02/15/39	6.550%	800,000	982,074
CenturyLink, Inc.
04/01/20	5.625%	27,000	28,350
03/15/22	5.800%	35,000	36,444
CenturyLink, Inc. (b)
04/01/25	5.625%	26,000	26,097
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	418,632
Frontier Communications Corp.
07/01/21	9.250%	10,000	11,600
09/15/21	6.250%	3,000	3,007
04/15/24	7.625%	67,000	69,764
01/15/25	6.875%	31,000	30,690
Level 3 Communications, Inc.
12/01/22	5.750%	24,000	24,646
Level 3 Financing, Inc.
06/01/20	7.000%	6,000	6,390
01/15/21	6.125%	20,000	20,975
08/15/22	5.375%	36,000	37,046
Level 3 Financing, Inc. (b)
02/01/23	5.625%	9,000	9,270
Orange SA
07/08/19	5.375%	500,000	569,774
Telecom Italia SpA (b)
05/30/24	5.303%	44,000	46,090
Telefonica Emisiones SAU
06/20/36	7.045%	325,000	448,929
Verizon New York, Inc.
04/01/32	7.375%	920,000	1,148,890
Windstream Corp.
10/15/20	7.750%	11,000	11,261
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	5,000	5,662

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	$78,000	$78,390
Total			4,013,981
Total Corporate Bonds & Notes (Cost: $94,401,368)			$98,776,667

Residential Mortgage-Backed Securities - Agency 7.8%
Federal Home Loan Mortgage Corp. (g)(h)
04/14/45	3.500%	1,670,000	1,750,206
04/14/45	4.000%	10,570,000	11,290,081
Federal Home Loan Mortgage Corp. (h)
05/01/39-08/01/41	4.500%	5,802,070	6,335,960
10/01/26-09/01/43	3.500%	17,400,137	18,269,843
08/01/18-05/01/41	5.000%	3,357,007	3,691,641
07/01/43-08/01/43	3.000%	5,778,359	5,906,285
04/01/32	7.000%	90,119	99,270
04/01/32-06/01/37	6.000%	1,155,767	1,316,573
02/01/17-07/01/32	6.500%	851,463	996,519
05/01/18-02/01/38	5.500%	1,282,269	1,431,523
Federal National Mortgage Association (g)(h)
04/20/30	3.000%	4,260,000	4,465,678
04/14/45	3.500%	1,695,000	1,780,280
04/14/45	4.000%	3,425,000	3,662,074
Federal National Mortgage Association (h)
11/01/16-12/01/28	6.000%	200,060	225,534
03/01/26-12/01/32	7.000%	1,086,048	1,219,220
06/01/17-09/01/32	6.500%	346,214	392,439
02/01/38-03/01/38	5.500%	844,541	959,565
11/01/26-09/01/40	4.000%	5,765,035	6,150,211
04/01/26-10/01/29	3.500%	5,152,236	5,470,397
Federal National Mortgage Association (h)(i)
10/01/40	4.500%	1,173,678	1,284,320
Total Residential Mortgage-Backed Securities - Agency (Cost: $74,252,808)			$76,697,619

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.4%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)(h)
05/26/36	2.673%	$623,425	$628,761
Springleaf Mortgage Loan Trust (b)(c)(h)
CMO Series 2012-3A Class A
12/25/59	1.570%	707,567	705,215
CMO Series 2013-1A Class A
06/25/58	1.270%	585,359	583,594
CMO Series 2013-2A Class A
12/25/65	1.780%	551,727	550,773
CMO Series 2013-3A Class A
09/25/57	1.870%	1,129,123	1,127,067
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,602,191)			$3,595,410

Commercial Mortgage-Backed Securities - Agency 3.2%
Government National Mortgage Association (c)(h)
Series 2013-50 Class AH
06/16/39	2.100%	1,116,321	1,118,601
Government National Mortgage Association (h)
Series 2011-109 Class A
07/16/32	2.450%	276,441	277,000
Series 2011-149 Class A
10/16/46	3.000%	265,609	270,300
Series 2011-161 Class A
01/16/34	1.738%	1,586,704	1,585,019
Series 2011-64 Class AD
11/16/38	2.700%	27,998	28,020
Series 2011-78 Class A
08/16/34	2.250%	695,225	697,183
Series 2012-111 Class AC
04/16/47	2.211%	505,499	508,429
Series 2012-25 Class A
11/16/42	2.575%	2,203,191	2,216,489
Series 2012-79 Class A
04/16/39	1.800%	726,647	718,867
Series 2013-12 Class A
10/16/42	1.410%	1,261,427	1,247,677
Series 2013-146 Class AH
08/16/40	2.000%	1,213,602	1,227,985
Series 2013-17 Class AH
10/16/43	1.558%	1,048,315	1,036,842
Series 2013-194 Class AB
05/16/38	2.250%	824,062	833,077
Series 2013-2 Class AB
12/16/42	1.600%	1,032,186	1,024,740
Series 2013-30 Class A
05/16/42	1.500%	1,819,638	1,792,503
Series 2013-32 Class AB
01/16/42	1.900%	643,419	640,241
Series 2013-33 Class A
07/16/38	1.061%	2,624,695	2,579,004
Series 2013-40 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
10/16/41	1.511%	$1,156,263	$1,145,725
Series 2013-45 Class A
10/16/40	1.450%	2,718,525	2,684,331
Series 2013-57 Class A
06/16/37	1.350%	2,646,755	2,614,766
Series 2013-61 Class A
01/16/43	1.450%	1,288,213	1,268,666
Series 2013-73 Class AE
01/16/39	1.350%	535,034	527,404
Series 2013-78 Class AB
07/16/39	1.624%	1,281,293	1,266,120
Series 2014-24 Class BA
07/16/38	2.100%	1,679,090	1,688,105
Series 2014-47 Class AB
08/16/40	2.250%	1,101,179	1,115,100
Series 2014-67 Class AE
05/16/39	2.150%	587,666	610,029
Series 2015-21 Class A
11/16/42	2.600%	618,928	631,491
Series 2015-5 Class KA
11/16/39	2.500%	549,427	558,345
Total Commercial Mortgage-Backed Securities - Agency (Cost: $32,344,360)			$31,912,059

Commercial Mortgage-Backed Securities - Non-Agency 2.3%
American Homes 4 Rent Trust (b)(h)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,291,144	1,343,976
Series 2014-SFR3 Class A
12/17/36	3.678%	1,438,697	1,485,454
American Homes 4 Rent Series 2015-SFR1 Class A (b)(h)
04/17/52	3.467%	1,325,000	1,342,394
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(h)
01/14/29	3.847%	417,532	443,159
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (h)
07/10/46	5.634%	1,766,085	1,831,340
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	775,000	814,960
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)(h)
04/20/50	2.543%	878,977	881,892
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(h)
11/10/46	5.002%	225,000	256,896
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (h)
11/10/39	5.560%	480,810	504,570

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
General Electric Capital Assurance Co. (b)(c)(h)
Series 2003-1 Class A4
05/12/35	5.254%	$43,117	$43,438
Series 2003-1 Class A5
05/12/35	5.743%	400,000	444,724
JPMorgan Chase Commercial Mortgage Securities Trust (b)(h)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	576,585
Series 2010-C1 Class A1
06/15/43	3.853%	50,576	50,641
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	770,891
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	734,481
JPMorgan Chase Commercial Mortgage Securities Trust (c)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	39,681	39,790
Series 2005-LDP4 Class A4
10/15/42	4.918%	683,552	687,645
Series 2006-LDP6 Class ASB
04/15/43	5.490%	14,309	14,326
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (c)(h)
09/15/45	5.866%	637,190	698,421
Morgan Stanley Capital I Trust (b)(c)(h)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	512,613
Morgan Stanley Capital I Trust (c)(h)
Series 2006-T23 Class A4
08/12/41	5.876%	607,440	635,438
Series 2007-T27 Class A4
06/11/42	5.654%	650,000	704,713
Morgan Stanley Re-Remic Trust (b)(c)(h)
Series 2009-GG10 Class A4A
08/12/45	5.796%	1,553,506	1,663,138
Series 2010-GG10 Class A4A
08/15/45	5.796%	1,759,496	1,882,993
Wachovia Bank Commercial Mortgage Trust (c)(h)
Series 2005-C21 Class A4
10/15/44	5.272%	701,124	706,187
Series 2006-C24 Class A1A
03/15/45	5.557%	1,959,196	2,020,366
Series 2006-C24 Class A3
03/15/45	5.558%	1,890,897	1,938,079
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $22,928,345)			$23,029,110

Asset-Backed Securities - Non-Agency 1.4%
AmeriCredit Automobile Receivables Trust Series 2013-4 Class B
09/10/18	1.660%	400,000	402,870
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	5,848	5,853

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	$600,000	$601,342
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	151,397	151,664
Series 2014-1A Class A
12/17/18	1.460%	335,773	335,353
Series 2015-1A Class A
06/15/21	1.750%	609,955	608,772
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.925%	367,301	367,470
DT Auto Owner Trust Series 2014-3A Class A (b)
04/16/18	0.980%	476,607	476,250
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	418,035	420,419
Drive Auto Receivables Trust Series 2015-AA Class A3 (b)
07/16/18	1.430%	725,000	725,024
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	519,911	519,148
Series 2015-1A Class A
06/17/19	1.600%	750,000	749,108
First Investors Auto Owner Trust (b)
Series 2013-3A Class A2
09/15/17	0.890%	130,397	130,425
Series 2014-3A Class A2
11/15/18	1.060%	475,000	474,546
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(c)
12/10/27	0.725%	427,204	427,598
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	779,140	785,548
Series 2014-AA Class A
11/25/26	1.770%	1,069,942	1,061,519
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 (b)
09/17/18	1.420%	895,000	894,856
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	70,930	70,994
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	0.675%	363,647	363,383
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	248,547	248,475
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	324,192	324,919

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SLM Private Education Loan Trust Series 2012-A Class A2 (b)
01/17/45	3.830%	$400,000	$423,836
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	440,000	441,686
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (b)
11/20/25	3.510%	48,704	48,727
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	669,204	664,920
Volvo Financial Equipment LLC Series 2015-1A Class A3 (b)
06/17/19	1.510%	850,000	853,042
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	1,550,000	1,549,986
Total Asset-Backed Securities - Non-Agency (Cost: $14,102,980)			$14,127,733

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	5,633,501	5,733,845
Total Inflation-Indexed Bonds (Cost: $5,734,003)			$5,733,845

U.S. Treasury Obligations 3.4%
U.S. Treasury
08/15/40	3.875%	14,495,000	18,246,712
07/31/15	1.750%	12,600,000	12,669,892
07/31/18	1.375%	2,425,000	2,453,229
Total U.S. Treasury Obligations (Cost: $31,328,544)			$33,369,833

Foreign Government Obligations(j) 0.5%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,078,464
Province of Ontario
02/14/18	1.200%	1,390,000	1,392,356
Province of Quebec
05/14/18	4.625%	1,225,000	1,350,947
Total			3,821,767

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	$1,000,000	$1,097,500
Total Foreign Government Obligations (Cost: $4,790,847)			$4,919,267

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$1,200,000	$1,289,436
Total Municipal Bonds (Cost: $1,266,195)			$1,289,436

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(k)
02/01/20	3.750%	$21,598	$21,457
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(k)
03/20/20	8.500%	22,000	21,835
CHS/Community Health Systems, Inc. Tranche D Term Loan (c)(k)
01/27/21	4.250%	10,863	10,913
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (c)(k)
07/03/19	4.250%	68,398	68,455
United Surgical Partners International, Inc. Tranche B Term Loan (c)(k)
04/03/19	4.750%	15,614	15,590
Total			116,793
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(k)
12/27/20	6.250%	11,000	11,055

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(k)
08/21/20	5.750%	$34,000	$34,340
Technology —%
Applied Systems, Inc. (c)(k)
1st Lien Term Loan
01/25/21	4.286%	2,962	2,961
2nd Lien Term Loan
01/24/22	7.500%	4,000	3,986
Riverbed Technology, Inc. Tranche B Term Loan (c)(g)(k)
02/25/22	6.000%	36,723	37,053
TIBCO Software, Inc. Term Loan (c)(k)
12/04/20	6.500%	17,222	17,206
Total			61,206
Total Senior Loans (Cost: $244,114)			$244,851

	Shares	Value

Money Market Funds 10.5%
Columbia Short-Term Cash Fund, 0.123% (l)(m)	103,018,344	$103,018,344
Total Money Market Funds (Cost: $103,018,344)		$103,018,344
Total Investments (Cost: $916,436,136)		$1,019,647,378(n)
Other Assets & Liabilities, Net		(36,484,832)
Net Assets		$983,162,546

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $51,801 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	70	USD	15,340,938	06/2015	49,072	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $42,580,245 or 4.33% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $12,116, which represents less than 0.01% of net assets.

(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $95,467, which represents 0.01% of net assets.  Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	08-12-1996	94,977

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $95,467, which represents 0.01% of net assets.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(j)	Principal and interest may not be guaranteed by the government.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,141,482	72,816,782	(64,939,920)	103,018,344	28,425	103,018,344

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	76,807,049	—	—	76,807,049
Consumer Staples	50,895,663	—	—	50,895,663
Energy	42,244,493	—	—	42,244,493
Financials	121,344,496	—	—	121,344,496
Health Care	96,055,708	—	—	96,055,708
Industrials	77,687,546	—	—	77,687,546
Information Technology	126,137,286	—	—	126,137,286
Materials	14,914,315	—	—	14,914,315
Telecommunication Services	16,846,648	—	—	16,846,648
Total Equity Securities	622,933,204	—	—	622,933,204
Bonds
Corporate Bonds & Notes
Leisure	—	133,022	95,467	228,489
All Other Industries	—	98,548,178	—	98,548,178
Residential Mortgage-Backed Securities - Agency	—	76,697,619	—	76,697,619
Residential Mortgage-Backed Securities - Non-Agency	—	3,595,410	—	3,595,410
Commercial Mortgage-Backed Securities - Agency	—	31,912,059	—	31,912,059
Commercial Mortgage-Backed Securities - Non-Agency	—	23,029,110	—	23,029,110
Asset-Backed Securities - Non-Agency	—	14,056,739	70,994	14,127,733
Inflation-Indexed Bonds	—	5,733,845	—	5,733,845
U.S. Treasury Obligations	33,369,833	—	—	33,369,833
Foreign Government Obligations	—	4,919,267	—	4,919,267
Municipal Bonds	—	1,289,436	—	1,289,436
Total Bonds	33,369,833	259,914,685	166,461	293,450,979
Other
Senior Loans
Lodging	—	—	11,055	11,055
All Other Securities	—	233,796	—	233,796
Total Other	—	233,796	11,055	244,851
Mutual Funds
Money Market Funds	103,018,344	—	—	103,018,344
Total Mutual Funds	103,018,344	—	—	103,018,344
Investments in Securities	759,321,381	260,148,481	177,516	1,019,647,378
Derivatives
Assets
Futures Contracts	49,072	—	—	49,072
Total	759,370,453	260,148,481	177,516	1,019,696,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
21,670	—	—	21,670

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 15.9%
Chariot Funding LLC (a)
04/08/15	0.170%	$6,000,000	$5,999,778
05/01/15	0.200%	8,000,000	7,998,667
Jupiter Securitization Co. LLC (a)
04/20/15	0.200%	5,000,000	4,999,446
05/01/15	0.200%	9,000,000	8,998,500
MetLife Short Term Funding LLC (a)
04/01/15	0.132%	5,000,000	5,000,000
06/01/15	0.150%	3,000,000	2,999,237
06/12/15	0.140%	5,000,000	4,998,600
Old Line Funding LLC (a)
04/06/15	0.140%	1,400,000	1,399,969
04/20/15	0.120%	10,000,000	9,999,366
Regency Markets No. 1 LLC (a)
04/20/15	0.140%	8,000,000	7,999,367
Thunder Bay Funding LLC (a)
04/07/15	0.170%	6,000,000	5,999,810
07/21/15	0.200%	5,000,000	4,996,917
Total Asset-Backed Commercial Paper (Cost: $71,389,657)			$71,389,657

Commercial Paper 27.6%
Banking 7.1%
HSBC USA, Inc.
04/02/15	0.090%	6,000,000	5,999,972
05/22/15	0.220%	8,000,000	7,997,507
Royal Bank of Canada
04/01/15	0.091%	7,000,000	7,000,000
State Street Corp.
06/05/15	0.180%	6,000,000	5,998,050
07/10/15	0.200%	5,000,000	4,997,222
Total			31,992,751
Consumer Products 2.7%
Procter & Gamble Co. (The) (a)
06/01/15	0.100%	7,000,000	6,998,814
06/16/15	0.100%	5,000,000	4,998,944
Total			11,997,758
Integrated Energy 4.9%
Chevron Corp. (a)
04/01/15	0.091%	11,000,000	11,000,000
04/17/15	0.070%	2,000,000	1,999,938
Exxon Mobil Corp.
04/06/15	0.080%	9,000,000	8,999,875
Total			21,999,813
Life Insurance 2.9%
New York Life Capital Corp. (a)
05/07/15	0.120%	3,000,000	2,999,640

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Life Insurance (continued)
05/13/15	0.120%	$10,000,000	$9,998,600
Total			12,998,240
Pharmaceuticals 5.8%
Johnson & Johnson (a)
04/02/15	0.030%	3,000,000	2,999,995
04/17/15	0.070%	10,000,000	9,999,689
Roche Holdings, Inc. (a)
06/01/15	0.090%	7,000,000	6,998,933
06/22/15	0.100%	6,000,000	5,998,633
Total			25,997,250
Retailers 1.3%
Wal-Mart Stores, Inc. (a)
04/13/15	0.070%	2,000,000	1,999,953
04/27/15	0.060%	4,000,000	3,999,827
Total			5,999,780
Transportation Services 2.9%
NetJets, Inc. (a)
04/01/15	0.051%	6,000,000	6,000,000
04/02/15	0.030%	7,000,000	6,999,990
Total			12,999,990
Total Commercial Paper (Cost: $123,985,582)			$123,985,582

Certificates of Deposit 12.0%
Australia and New Zealand Banking Group Ltd.
04/07/15	0.110%	13,000,000	13,000,000
Canadian Imperial Bank of Commerce
04/02/15	0.040%	13,000,000	13,000,000
Toronto-Dominion Bank (The)
04/08/15	0.180%	13,000,000	13,000,000
U.S. Bank NA
04/28/15	0.160%	4,000,000	4,000,000
Wells Fargo Bank NA
04/01/15	0.170%	6,000,000	6,000,000
04/01/15	0.190%	5,000,000	5,000,000
Total Certificates of Deposit (Cost: $54,000,000)			$54,000,000

U.S. Government & Agency Obligations 26.2%
Federal Home Loan Banks Discount Notes
04/01/15	0.051%	11,000,000	11,000,000
04/06/15	0.030%	7,000,000	6,999,971
04/10/15	0.040%	6,000,000	5,999,932
04/15/15	0.060%	9,000,000	8,999,790
04/17/15	0.060%	7,000,000	6,999,798
04/22/15	0.050%	9,500,000	9,499,720

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
05/01/15	0.050%	$24,000,000	$23,998,908
05/06/15	0.060%	9,000,000	8,999,431
05/08/15	0.060%	8,000,000	7,999,531
05/20/15	0.050%	6,000,000	5,999,551
05/22/15	0.060%	4,500,000	4,499,618
05/26/15	0.090%	5,000,000	4,999,313
05/27/15	0.080%	7,000,000	6,999,129
Federal Home Loan Banks
05/01/15	0.125%	3,000,000	2,999,982
06/03/15	0.125%	1,500,000	1,499,982
Total U.S. Government & Agency Obligations (Cost: $117,494,656)			$117,494,656

Repurchase Agreements 7.4%
Tri-Party Barclays Bank PLC dated 03/31/15, matures 04/01/15 repurchase price $11,400,029 (collateralized by U.S. Treasury Securities, total market value $11,400,075)
04/01/15	0.090%	11,400,000	$11,400,000
Tri-Party RBC Capital Markets LLC dated 03/31/15, matures 04/01/15 repurchase price $11,000,031 (collateralized by U.S. Treasury Securities, total market value $11,220,015)
04/01/15	0.100%	11,000,000	11,000,000
Tri-Party TD Securities (USA) LLC dated 03/31/15, matures 04/01/15 repurchase price $11,000,031 (collateralized by U.S. Government Agencies, total market value $11,220,314)
04/01/15	0.100%	11,000,000	11,000,000
Total Repurchase Agreements (Cost: $33,400,000)			$33,400,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.6%
ABS Other 1.5%
CIT Equipment Collateral Series 2014-VT1 Class A1 (b)
12/21/15	0.300%	$1,344,876	$1,344,876
CNH Equipment Trust Series 2014-C Class A1
11/16/15	0.200%	1,688,287	1,688,287
Dell Equipment Finance Trust Series 2014-1 Class A1 (b)
08/14/15	0.260%	328,558	328,558

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	$1,800,000	$1,800,000
GreatAmerica Leasing Receivables Series 2015-1 Class A1 (b)
03/21/16	0.400%	1,400,000	1,400,000
MMAF Equipment Finance LLC Series 2014-AA Class A1 (b)
07/02/15	0.200%	21,732	21,732
Total			6,583,453
Car Loan 3.1%
Ally Auto Receivables Trust Series 2014-3 Class A1
12/15/15	0.270%	2,014,478	2,014,478
Bank of the West Auto Trust Series 2014-1 Class A1 (b)
11/16/15	0.250%	499,780	499,780
CarMax Auto Owner Trust Series 2014-4 Class A1
11/16/15	0.210%	648,797	648,797
Enterprise Fleet Financing LLC (b)
Series 2014-2 Class A1
08/20/15	0.250%	682,463	682,463
Series 2015-1 Class A1
03/20/16	0.360%	2,044,617	2,044,617
Fifth Third Auto Trust Series 2014-3 Class A1
11/16/15	0.210%	426,306	426,306
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (b)
03/15/16	0.280%	2,300,000	2,300,000
Mercedes-Benz Auto Lease Trust Series 2015-A Class A1
01/15/16	0.240%	1,888,380	1,888,380
Nissan Auto Receivables Owner Trust Series 2014-B Class A1
12/15/15	0.230%	2,067,130	2,067,130
SMART ABS Trust Series 2015-1US Class A1
03/14/16	0.400%	1,100,000	1,100,000
World Omni Auto Receivables Trust Series 2014-B Class A1
11/16/15	0.230%	382,053	382,053
Total			14,054,004
Total Asset-Backed Securities - Non-Agency (Cost: $20,637,457)			$20,637,457

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 6.5%
U.S. Treasury (c)
01/31/16	0.080%	$23,000,000	$22,997,123
04/30/16	0.104%	6,000,000	6,000,066
Total U.S. Treasury Obligations (Cost: $28,997,189)			$28,997,189
Total Investments
(Cost: $449,904,541) (d)			$449,904,541(e)
Other Assets & Liabilities, Net			(843,718)
Net Assets			$449,060,823

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $154,382,613 or 34.38% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $8,622,026 or 1.92% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at March 31, 2015.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	71,389,657	—	71,389,657
Commercial Paper	—	123,985,582	—	123,985,582
Certificates of Deposit	—	54,000,000	—	54,000,000
U.S. Government & Agency Obligations	—	117,494,656	—	117,494,656
Repurchase Agreements	—	33,400,000	—	33,400,000
Total Short-Term Securities	—	400,269,895	—	400,269,895
Bonds
Asset-Backed Securities - Non-Agency	—	20,637,457	—	20,637,457
U.S. Treasury Obligations	—	28,997,189	—	28,997,189
Total Bonds	—	49,634,646	—	49,634,646
Total	—	449,904,541	—	449,904,541

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 45.2%
Federal Home Loan Banks Discount Notes
06/22/15	0.060%	$15,000,000	$14,997,915
Federal Home Loan Mortgage Corp. Discount Notes
09/04/15	0.130%	5,000,000	4,997,185
Federal National Mortgage Association Discount Notes
06/18/15	0.060%	5,000,000	4,999,340
Total U.S. Government & Agency Obligations (Cost: $24,993,222)			$24,994,440

Treasury Bills 32.6%
UNITED STATES 32.6%
U.S. Treasury Bills
04/30/15	0.020%	6,000,000	5,999,878
05/14/15	0.010%	1,000,000	999,982
06/25/15	0.010%	10,000,000	9,999,650
07/30/15	0.040%	1,000,000	999,867
Total Treasury Bills (Cost: $17,998,361)			$17,999,377

	Shares	Value

Money Market Funds 17.4%
Columbia Short-Term Cash Fund, 0.123% (a)(b)	9,654,444	$9,654,444
Total Money Market Funds (Cost: $9,654,444)		$9,654,444
Total Investments
(Cost: $52,646,027) (c)		$52,648,261(d)
Other Assets & Liabilities, Net		2,680,057
Net Assets		$55,328,318

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $4,068,031 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	94	USD	5,283,740	05/2015	—	(274,878)
COFFEE ‘C’	19	USD	946,913	05/2015	—	(233,099)
COPPER	44	USD	3,016,750	09/2015	76,054	—
CORN	210	USD	3,950,625	05/2015	—	(202,328)
COTTON NO.2	27	USD	868,590	12/2015	13,528	—
GASOLINE RBOB	83	USD	6,170,220	04/2015	—	(142,958)
GOLD 100 OZ	42	USD	4,969,440	06/2015	106,255	—
KC HRW WHEAT	59	USD	1,690,350	09/2015	81,652	—
LEAN HOGS	36	USD	1,091,520	06/2015	—	(28,937)
LIVE CATTLE	33	USD	1,973,400	08/2015	73,692	—
LME LEAD	40	USD	1,827,500	09/2015	—	(1,722)
LME NICKEL	37	USD	2,745,474	05/2015	—	(568,929)
LME ZINC	44	USD	2,300,100	09/2015	68,424	—
NATURAL GAS	149	USD	3,933,600	04/2015	—	(101,394)
NY Harb ULSD	31	USD	2,304,540	08/2015	—	(90,403)
SILVER	24	USD	1,991,760	05/2015	—	(30,286)
SOYBEAN	45	USD	2,189,813	05/2015	—	(10,385)
SOYBEAN MEAL	36	USD	1,176,480	05/2015	19,129	—
SOYBEAN OIL	83	USD	1,533,840	12/2015	—	(30,419)
SUGAR #11 (WORLD)	144	USD	1,924,070	04/2015	—	(448,580)
WHEAT (CBT)	24	USD	627,000	09/2015	23,823	—
WTI CRUDE	80	USD	4,215,200	08/2015	—	(199,952)
Total			56,730,925		462,557	(2,364,270)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,988,788	27,442,716	(39,777,060)	9,654,444	4,385	9,654,444

(c)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $52,646,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$2,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	24,994,440	—	24,994,440
Treasury Bills	17,999,377	—	—	17,999,377
Total Short-Term Securities	17,999,377	24,994,440	—	42,993,817
Mutual Funds
Money Market Funds	9,654,444	—	—	9,654,444
Total Mutual Funds	9,654,444	—	—	9,654,444
Investments in Securities	27,653,821	24,994,440	—	52,648,261
Derivatives
Assets
Futures Contracts	462,557	—	—	462,557
Liabilities
Futures Contracts	(2,364,270)	—	—	(2,364,270)
Total	25,752,108	24,994,440	—	50,746,548

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 12.2%
Auto Components 1.1%
Delphi Automotive PLC	29,600	$2,360,304
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	29,600	2,052,464
Wyndham Worldwide Corp.	17,400	1,574,178
Total		3,626,642
Household Durables 0.1%
Whirlpool Corp.	1,050	212,163
Media 3.4%
Comcast Corp., Class A	92,305	5,212,463
Walt Disney Co. (The)	22,100	2,318,069
Total		7,530,532
Multiline Retail 0.3%
Kohl’s Corp.	9,100	712,075
Specialty Retail 5.6%
Best Buy Co., Inc.	91,405	3,454,195
Home Depot, Inc. (The)	52,520	5,966,797
Lowe’s Companies, Inc.	40,835	3,037,716
Total		12,458,708
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	1,570	118,237
TOTAL CONSUMER DISCRETIONARY		27,018,661
CONSUMER STAPLES 9.3%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	20,000	1,569,600
Food & Staples Retailing 3.2%
CVS Health Corp.	6,400	660,544
Kroger Co. (The)	61,470	4,712,290
Wal-Mart Stores, Inc.	20,400	1,677,900
Total		7,050,734
Food Products 2.0%
Archer-Daniels-Midland Co.	82,725	3,921,165
Tyson Foods, Inc., Class A	11,505	440,642
Total		4,361,807
Tobacco 3.4%
Altria Group, Inc.	63,315	3,167,016

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	57,800	$4,354,074
Total		7,521,090
TOTAL CONSUMER STAPLES		20,503,231
ENERGY 7.8%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	52,935	2,646,221
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp. (a)	23,145	2,429,762
ConocoPhillips	71,445	4,448,166
EOG Resources, Inc.	9,000	825,210
Exxon Mobil Corp.	10,905	926,925
Hess Corp.	9,900	671,913
Phillips 66	8,045	632,337
Valero Energy Corp.	74,535	4,741,916
Total		14,676,229
TOTAL ENERGY		17,322,450
FINANCIALS 16.4%
Banks 4.3%
Citigroup, Inc.	97,015	4,998,213
JPMorgan Chase & Co.	74,100	4,488,978
Total		9,487,191
Capital Markets 0.9%
BlackRock, Inc.	4,025	1,472,506
Invesco Ltd.	15,400	611,226
Total		2,083,732
Consumer Finance 2.8%
Capital One Financial Corp.	50,100	3,948,882
Navient Corp.	105,735	2,149,592
Total		6,098,474
Diversified Financial Services 1.8%
Moody’s Corp.	37,600	3,902,880
Insurance 3.7%
Aon PLC	32,125	3,087,855
Lincoln National Corp.	38,800	2,229,448
MetLife, Inc.	55,500	2,805,525
Total		8,122,828
Real Estate Investment Trusts (REITs) 2.9%
Host Hotels & Resorts, Inc.	86,600	1,747,588

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	2,350	$463,279
Simon Property Group, Inc.	21,500	4,206,260
Total		6,417,127
TOTAL FINANCIALS		36,112,232
HEALTH CARE 15.2%
Biotechnology 3.1%
Alkermes PLC (b)	8,050	490,808
Biogen, Inc. (b)	2,800	1,182,272
BioMarin Pharmaceutical, Inc. (b)	5,100	635,562
Celgene Corp. (b)	13,800	1,590,864
Gilead Sciences, Inc. (b)	17,460	1,713,350
Vertex Pharmaceuticals, Inc. (b)	11,210	1,322,444
Total		6,935,300
Health Care Equipment & Supplies 1.1%
CR Bard, Inc.	14,500	2,426,575
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	32,700	3,717,009
Anthem, Inc.	25,865	3,993,814
Cardinal Health, Inc.	2,500	225,675
Total		7,936,498
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	8,400	349,020
Pharmaceuticals 7.2%
AbbVie, Inc.	46,700	2,733,818
Johnson & Johnson	38,500	3,873,100
Merck & Co., Inc.	54,600	3,138,408
Pfizer, Inc.	179,820	6,255,938
Total		16,001,264
TOTAL HEALTH CARE		33,648,657
INDUSTRIALS 10.0%
Aerospace & Defense 4.1%
Boeing Co. (The)	31,200	4,682,496
General Dynamics Corp.	29,700	4,031,181
Lockheed Martin Corp.	1,700	345,032
Total		9,058,709

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	24,500	$1,793,890
United Parcel Service, Inc., Class B	9,000	872,460
Total		2,666,350
Airlines 0.6%
Delta Air Lines, Inc.	4,800	215,808
Southwest Airlines Co.	25,045	1,109,494
Total		1,325,302
Electrical Equipment 1.6%
Emerson Electric Co.	40,085	2,269,613
Rockwell Automation, Inc.	10,100	1,171,499
Total		3,441,112
Industrial Conglomerates 2.2%
3M Co.	28,800	4,750,560
Machinery 0.2%
Caterpillar, Inc.	5,400	432,162
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	2,465	316,407
TOTAL INDUSTRIALS		21,990,602
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 2.2%
Cisco Systems, Inc.	177,515	4,886,100
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	33,400	757,512
Internet Software & Services 1.4%
VeriSign, Inc. (b)	46,805	3,134,531
IT Services 3.2%
MasterCard, Inc., Class A	52,150	4,505,239
Visa, Inc., Class A	39,600	2,590,236
Total		7,095,475
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A	67,245	2,911,372
NVIDIA Corp.	41,800	874,665
Total		3,786,037

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 5.6%
Electronic Arts, Inc. (b)	51,100	$3,005,447
Microsoft Corp.	118,930	4,835,099
Oracle Corp.	106,645	4,601,732
Total		12,442,278
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	87,170	10,846,563
EMC Corp.	20,400	521,424
Total		11,367,987
TOTAL INFORMATION TECHNOLOGY		43,469,920
MATERIALS 3.1%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	25,200	2,212,560
Containers & Packaging 0.5%
Ball Corp.	14,200	1,003,088
Paper & Forest Products 1.6%
International Paper Co.	65,435	3,630,988
TOTAL MATERIALS		6,846,636
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	41,500	1,354,975
CenturyLink, Inc.	105,700	3,651,935
Total		5,006,910
TOTAL TELECOMMUNICATION SERVICES		5,006,910

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.3%
Electric Utilities 1.7%
Entergy Corp.	47,400	$3,673,026
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	83,780	3,512,058
TOTAL UTILITIES		7,185,084
Total Common Stocks (Cost: $185,508,684)		$219,104,383

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	1,264,132	$1,264,132
Total Money Market Funds (Cost: $1,264,132)		$1,264,132
Total Investments
(Cost: $186,772,816)		$220,368,515(e)
Other Assets & Liabilities, Net		299,214
Net Assets		$220,667,729

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $183,715 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	3	USD	1,545,600	06/2015	—	(3,348)
S&P500 EMINI	4	USD	412,160	06/2015	530	—
Total			1,957,760		530	(3,348)

Notes to Portfolio of Investments

(a)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,056,745	4,987,060	(4,779,673)	1,264,132	444	1,264,132

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,018,661	—	—	27,018,661
Consumer Staples	20,503,231	—	—	20,503,231
Energy	17,322,450	—	—	17,322,450
Financials	36,112,232	—	—	36,112,232
Health Care	33,648,657	—	—	33,648,657
Industrials	21,990,602	—	—	21,990,602
Information Technology	43,469,920	—	—	43,469,920
Materials	6,846,636	—	—	6,846,636
Telecommunication Services	5,006,910	—	—	5,006,910
Utilities	7,185,084	—	—	7,185,084
Total Equity Securities	219,104,383	—	—	219,104,383
Mutual Funds
Money Market Funds	1,264,132	—	—	1,264,132
Total Mutual Funds	1,264,132	—	—	1,264,132
Investments in Securities	220,368,515	—	—	220,368,515
Derivatives
Assets
Futures Contracts	530	—	—	530
Liabilities
Futures Contracts	(3,348)	—	—	(3,348)
Total	220,365,697	—	—	220,365,697

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.4%
CONSUMER DISCRETIONARY 6.1%
Automobiles 1.5%
Daimler AG, Registered Shares	342,126	$32,855,990
General Motors Co.	472,528	17,719,800
Total		50,575,790
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	387,808	37,788,012
Household Durables 1.1%
Leggett & Platt, Inc.	834,438	38,459,248
Leisure Products 0.2%
Mattel, Inc.	255,804	5,845,121
Media 2.2%
National CineMedia, Inc.	832,418	12,569,512
Pearson PLC	1,092,704	23,519,003
Regal Entertainment Group, Class A	993,701	22,696,131
Vivendi SA	720,493	17,888,255
Total		76,672,901
TOTAL CONSUMER DISCRETIONARY		209,341,072
CONSUMER STAPLES 19.4%
Beverages 3.6%
Anheuser-Busch InBev NV	312,186	38,138,337
Coca-Cola Co. (The)	1,386,604	56,226,792
PepsiCo, Inc.	280,641	26,834,892
Total		121,200,021
Food & Staples Retailing 0.8%
SYSCO Corp.	356,310	13,443,576
Wesfarmers Ltd.	437,788	14,619,453
Total		28,063,029
Food Products 2.1%
General Mills, Inc.	646,272	36,578,995
Kraft Foods Group, Inc.	232,891	20,288,300
Unilever PLC	383,772	16,012,296
Total		72,879,591
Household Products 3.9%
Procter & Gamble Co. (The)	1,605,362	131,543,362
Tobacco 9.0%
Altria Group, Inc.	3,155,976	157,861,919
British American Tobacco PLC	601,841	31,165,761
Imperial Tobacco Group PLC	796,263	34,929,090

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Lorillard, Inc.	407,636	$26,639,013
Philip Morris International, Inc.	764,880	57,618,410
Total		308,214,193
TOTAL CONSUMER STAPLES		661,900,196
ENERGY 12.9%
Oil, Gas & Consumable Fuels 12.9%
BP PLC, ADR	1,570,019	61,403,443
Cenovus Energy, Inc.	495,021	8,344,478
Chevron Corp.	848,684	89,094,846
ConocoPhillips	1,179,418	73,430,565
ENI SpA	1,943,299	33,634,910
Kinder Morgan, Inc.	334,529	14,070,290
Occidental Petroleum Corp.	897,753	65,535,969
Spectra Energy Corp.	648,992	23,474,041
Suncor Energy, Inc.	332,240	9,718,020
Total SA	655,803	32,598,018
Williams Companies, Inc. (The)	527,578	26,690,171
Total		437,994,751
TOTAL ENERGY		437,994,751
FINANCIALS 3.3%
Banks 1.6%
Bank of Montreal	291,715	17,494,149
JPMorgan Chase & Co.	306,529	18,569,527
Nordea Bank AB	1,318,724	16,062,688
Total		52,126,364
Capital Markets 1.2%
BlackRock, Inc.	79,881	29,223,665
New Mountain Finance Corp.	845,046	12,337,672
Total		41,561,337
Insurance 0.5%
Allianz SE, Registered Shares	102,597	17,812,548
TOTAL FINANCIALS		111,500,249
HEALTH CARE 16.6%
Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	257,675	17,650,737
Pharmaceuticals 16.1%
AbbVie, Inc.	306,620	17,949,535
Bristol-Myers Squibb Co.	706,518	45,570,411

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Eli Lilly & Co.	249,188	$18,103,508
GlaxoSmithKline PLC	398,875	9,182,080
Johnson & Johnson	1,198,413	120,560,348
Merck & Co., Inc.	2,179,076	125,253,289
Novartis AG, ADR	241,025	23,767,475
Pfizer, Inc.	4,351,627	151,393,103
Sanofi	353,901	34,950,939
Total		546,730,688
TOTAL HEALTH CARE		564,381,425
INDUSTRIALS 4.3%
Aerospace & Defense 3.2%
BAE Systems PLC	2,425,325	18,795,210
Lockheed Martin Corp.	437,717	88,839,042
Total		107,634,252
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	1,342,132	25,755,513
Electrical Equipment 0.4%
Schneider Electric SE	174,924	13,612,378
TOTAL INDUSTRIALS		147,002,143
INFORMATION TECHNOLOGY 12.1%
Communications Equipment 3.9%
Cisco Systems, Inc.	4,850,411	133,507,563
IT Services 0.5%
Paychex, Inc.	334,186	16,580,638
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	242,428	15,272,964
Intel Corp.	2,047,222	64,016,632
Maxim Integrated Products, Inc.	280,093	9,750,037
Microchip Technology, Inc.	984,112	48,123,077
Total		137,162,710
Software 3.4%
Microsoft Corp.	2,876,488	116,943,620
Technology Hardware, Storage & Peripherals 0.3%
Seagate Technology PLC	171,920	8,944,997
TOTAL INFORMATION TECHNOLOGY		413,139,528

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.9%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	393,699	$34,566,772
Metals & Mining 0.9%
BHP Billiton Ltd.	369,578	8,590,484
Nucor Corp.	324,352	15,416,450
Rio Tinto PLC	160,416	6,615,054
Total		30,621,988
TOTAL MATERIALS		65,188,760
TELECOMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 7.9%
AT&T, Inc.	2,387,099	77,938,782
BCE, Inc.	459,577	19,456,412
BCE, Inc.	581,483	24,631,620
CenturyLink, Inc.	1,441,710	49,811,081
Orange SA	1,177,319	18,907,234
Swisscom AG	15,336	8,893,197
TeliaSonera AB	1,389,258	8,828,298
Telstra Corp., Ltd.	4,471,609	21,465,769
Verizon Communications, Inc.	811,296	39,453,325
Total		269,385,718
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	3,172,706	10,382,127
Vodafone Group PLC, ADR	626,812	20,484,216
Total		30,866,343
TOTAL TELECOMMUNICATION SERVICES		300,252,061
UTILITIES 7.0%
Electric Utilities 2.9%
American Electric Power Co., Inc.	282,551	15,893,494
Duke Energy Corp.	437,436	33,586,336
PPL Corp.	619,998	20,869,132
Xcel Energy, Inc.	779,712	27,141,775
Total		97,490,737
Multi-Utilities 4.1%
Ameren Corp.	433,969	18,313,492
CMS Energy Corp.	212,762	7,427,521
DTE Energy Co.	104,403	8,424,278
National Grid PLC	2,083,422	26,784,582
PG&E Corp.	392,008	20,803,865

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.		426,057	$17,860,309
RWE AG		534,473	13,607,654
Sempra Energy		254,940	27,793,559
Total			141,015,260
TOTAL UTILITIES			238,505,997
Total Common Stocks (Cost: $2,864,981,072)			$3,149,206,182

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 5.0%
Deutsche Bank AG (a)
(linked to common stock of Delta Air Lines, Inc.)
04/02/15	8.760%	364,780	$16,344,697
(linked to common stock of Devon Energy)
04/02/15	6.000%	290,790	17,442,457
(linked to common stock of Gilead Sciences, Inc.)
05/15/15	10.200%	170,530	16,816,475
Goldman Sachs Group, Inc. (The) (a)
(linked to common stock of SABMiller PLC)
05/26/15	9.650%	335,030	11,773,557
(linked to common stock of United Air Lines, Inc.)
04/07/15	13.300%	181,260	12,143,169
JPMorgan Chase & Co. (a)
(linked to common stock of Dow Chemical Co. (The))
05/19/15	6.460%	1,310,070	63,512,194
(linked to common stock of Phillips 66)
05/19/15	9.200%	205,385	16,182,284
Wells Fargo Bank NA (linked to common stock of KKR & Co., LP) (a)
05/18/15	13.760%	639,470	14,618,284
Total Equity-Linked Notes (Cost: $173,937,906)			$168,833,117

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	65,150,180	$65,150,180
Total Money Market Funds (Cost: $65,150,180)		$65,150,180
Total Investments
(Cost: $3,104,069,158)		$3,383,189,479(d)
Other Assets & Liabilities, Net		23,225,265
Net Assets		$3,406,414,744

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $168,833,117 or 4.96% of net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	133,741,912	403,325,133	(471,916,865)	65,150,180	25,512	65,150,180

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	135,077,823	74,263,249	—	209,341,072
Consumer Staples	527,035,261	134,864,935	—	661,900,196
Energy	371,761,823	66,232,928	—	437,994,751
Financials	77,625,012	33,875,237	—	111,500,249
Health Care	520,248,406	44,133,019	—	564,381,425
Industrials	114,594,555	32,407,588	—	147,002,143
Information Technology	413,139,528	—	—	413,139,528
Materials	49,983,222	15,205,538	—	65,188,760
Telecommunication Services	231,775,436	68,476,625	—	300,252,061
Utilities	198,113,761	40,392,236	—	238,505,997
Total Equity Securities	2,639,354,827	509,851,355	—	3,149,206,182
Other
Equity-Linked Notes	—	168,833,117	—	168,833,117
Total Other	—	168,833,117	—	168,833,117
Mutual Funds
Money Market Funds	65,150,180	—	—	65,150,180
Total Mutual Funds	65,150,180	—	—	65,150,180
Total	2,704,505,007	678,684,472	—	3,383,189,479

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 15.0%
BRAZIL 2.5%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$3,337,015
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	2,000,000	520,267
Vale SA
09/11/42	5.625%		1,000,000	865,400
Total				4,722,682
CHILE 1.4%
Cencosud SA (b)
02/12/45	6.625%		1,650,000	1,563,235
Inversiones CMPC SA (b)
09/15/24	4.750%		1,000,000	1,035,099
Total				2,598,334
GUATEMALA 1.5%
Agromercantil Senior Trust (b)
04/10/19	6.250%		453,000	461,471
Comcel Trust (b)
02/06/24	6.875%		1,300,000	1,385,150
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	967,300
Total				2,813,921
KAZAKHSTAN 0.4%
Zhaikmunai LLP
11/13/19	7.125%		794,000	680,855
MEXICO 4.4%
America Movil SAB de CV
12/05/22	6.450%	MXN	20,000,000	1,265,283
BBVA Bancomer SA (b)(c)
11/12/29	5.350%		700,000	691,513
Cemex SAB de CV
01/15/21	7.250%		1,607,000	1,715,472
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	16,952,918	1,090,362
Elementia SAB de CV (b)
01/15/25	5.500%		700,000	695,800
Gruma SAB de CV (b)
12/01/24	4.875%		1,200,000	1,267,500
Grupo Televisa SAB
05/14/43	7.250%	MXN	14,630,000	836,085

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
Mexichem SAB de CV (b)
09/17/44	5.875%		$600,000	$588,000
Total				8,150,015
PANAMA 0.7%
Panama Canal Railway Co.
11/01/26	7.000%		1,220,930	1,209,942
PERU 0.8%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		882,000	811,440
Union Andina de Cementos SAA (b)
10/30/21	5.875%		650,000	657,150
Total				1,468,590
RUSSIAN FEDERATION 1.5%
Sibur Securities Ltd. (b)
01/31/18	3.914%		1,800,000	1,623,042
VimpelCom Holdings BV (b)
03/01/22	7.504%		1,260,000	1,195,425
Total				2,818,467
TURKEY 0.3%
Akbank TAS (b)
03/31/25	5.125%		650,000	637,143
UKRAINE 0.7%
MHP SA (b)
04/02/20	8.250%		2,062,000	1,360,920
UNITED KINGDOM 0.5%
Tullow Oil PLC (b)
04/15/22	6.250%		1,178,000	1,018,970
UNITED STATES 0.3%
Kosmos Energy Ltd. (b)
08/01/21	7.875%		528,000	487,080
Total Corporate Bonds & Notes (Cost: $33,154,389)				$27,966,919

Inflation-Indexed Bonds(a) 1.2%
URUGUAY 1.2%
Uruguay Government International Bond
12/15/28	4.375%	UYU	59,358,537	2,284,045
Total Inflation-Indexed Bonds (Cost: $3,045,023)				$2,284,045

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(d) 79.3%
ARGENTINA 1.5%
Argentina Bonar Bonds
04/17/17	7.000%		$2,480,660	$2,412,442
Provincia de Buenos Aires (b)
01/26/21	10.875%		290,000	303,775
Total				2,716,217
BRAZIL 2.7%
Centrais Eletricas Brasileiras SA (b)
10/27/21	5.750%		1,900,000	1,643,500
Petrobras Global Finance BV
03/15/19	7.875%		300,000	305,388
01/27/21	5.375%		974,000	880,862
01/20/40	6.875%		2,390,000	2,171,459
Total				5,001,209
COLOMBIA 4.5%
Colombia Government International Bond
06/28/27	9.850%	COP	2,734,000,000	1,360,444
01/18/41	6.125%		2,410,000	2,862,113
Ecopetrol SA
01/16/25	4.125%		600,000	574,428
05/28/45	5.875%		900,000	837,405
Emgesa SA ESP
01/25/21	8.750%	COP	1,838,000,000	760,529
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	4,550,000,000	1,852,027
09/10/24	7.625%	COP	562,000,000	214,943
Total				8,461,889
COSTA RICA 0.6%
Costa Rica Government International Bond (b)
03/12/45	7.158%		1,150,000	1,184,500
CROATIA 0.6%
Croatia Government International Bond (b)
01/26/24	6.000%		1,034,000	1,144,514
DOMINICAN REPUBLIC 6.0%
Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%		1,450,000	1,450,594
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	70,000,000	1,784,636
01/08/21	14.000%	DOP	53,728,000	1,360,773
04/20/27	8.625%		3,150,000	3,740,625
04/30/44	7.450%		2,000,000	2,250,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
DOMINICAN REPUBLIC (CONTINUED)
01/27/45	6.850%		$500,000	$525,000
Total				11,111,628
EL SALVADOR 0.7%
El Salvador Government International Bond (b)
01/18/27	6.375%		400,000	400,000
04/10/32	8.250%		760,000	860,700
Total				1,260,700
GABON 0.7%
Gabonese Republic
12/12/24	6.375%		1,444,882	1,354,577
GEORGIA 1.3%
Georgian Railway JSC (b)
07/11/22	7.750%		2,246,000	2,411,642
GHANA 0.9%
Republic of Ghana (b)
08/07/23	7.875%		950,000	900,714
01/18/26	8.125%		850,000	806,931
Total				1,707,645
GUATEMALA 0.6%
Guatemala Government Bond (b)
06/06/22	5.750%		1,050,000	1,156,313
HUNGARY 4.0%
Hungary Government International Bond
03/29/21	6.375%		1,330,000	1,542,800
11/22/23	5.750%		522,000	600,300
03/25/24	5.375%		1,716,000	1,921,920
03/29/41	7.625%		1,600,000	2,313,597
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		936,000	1,002,662
Total				7,381,279
INDONESIA 12.9%
Indonesia Government International Bond (b)
01/17/38	7.750%		3,660,000	4,995,900
01/15/45	5.125%		300,000	315,000
Indonesia Treasury Bond
07/15/17	10.000%	IDR	16,597,000,000	1,347,753
09/15/19	11.500%	IDR	24,050,000,000	2,130,931
11/15/20	11.000%	IDR	11,717,000,000	1,046,241
09/15/24	10.000%	IDR	19,530,000,000	1,743,136
05/15/27	7.000%	IDR	6,323,000,000	462,316
03/15/29	9.000%	IDR	6,595,000,000	565,430
PT Pertamina Persero (b)
05/03/22	4.875%		2,300,000	2,395,680

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
INDONESIA (CONTINUED)
05/03/42	6.000%		$2,460,000	$2,491,980
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		6,100,000	6,663,579
Total				24,157,946
IVORY COAST 1.4%
Ivory Coast Government International Bond
07/23/24	5.375%		446,000	421,470
Ivory Coast Government International Bond (b)
07/23/24	5.375%		300,000	283,500
03/03/28	6.375%		1,423,000	1,426,557
Ivory Coast Government International Bond (c)
12/31/32	5.750%		600,000	570,048
Total				2,701,575
KAZAKHSTAN 2.9%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		154,000	167,090
05/05/20	7.000%		2,340,000	2,392,650
04/30/23	4.400%		750,000	660,000
04/30/43	5.750%		1,500,000	1,183,125
11/07/44	6.000%		1,250,000	1,021,875
Total				5,424,740
MEXICO 8.1%
Mexican Bonos
06/11/20	8.000%	MXN	36,610,000	2,684,563
06/09/22	6.500%	MXN	39,770,000	2,723,536
06/03/27	7.500%	MXN	25,290,000	1,839,996
Mexico Government International Bond
01/23/46	4.600%		1,000,000	1,022,500
Petroleos Mexicanos
09/12/24	7.190%	MXN	1,150,000	74,262
11/12/26	7.470%	MXN	4,700,000	310,314
06/02/41	6.500%		5,240,000	5,934,300
Petroleos Mexicanos (b)
01/23/26	4.500%		550,000	556,847
Total				15,146,318
MOROCCO 0.4%
Morocco Government International Bond (b)
12/11/22	4.250%		770,000	793,100
PAKISTAN 0.5%
Pakistan Government International Bond (b)
12/03/19	6.750%		980,000	993,475
PARAGUAY 0.4%
Republic of Paraguay (b)
08/11/44	6.100%		749,000	818,283

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
PERU 1.0%
Corporacion Financiera de Desarrollo SA (b)
07/15/19	3.250%		$400,000	$404,000
Peruvian Government International Bond (b)
08/12/24	5.700%	PEN	1,200,000	382,709
08/12/26	8.200%	PEN	2,618,000	991,622
Total				1,778,331
PHILIPPINES 1.4%
Philippine Government International Bond
01/15/21	4.950%	PHP	50,000,000	1,185,369
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		1,030,000	1,380,200
Total				2,565,569
REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds (b)
11/03/21	5.500%		1,630,000	1,768,550
REPUBLIC OF THE CONGO 0.8%
Republic of Congo (c)
06/30/29	3.500%		1,660,600	1,453,025
ROMANIA 0.8%
Romanian Government International Bond (b)
02/07/22	6.750%		1,216,000	1,468,320
RUSSIAN FEDERATION 6.4%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		2,333,000	1,866,400
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%		1,521,000	1,469,469
08/16/37	7.288%		2,020,000	1,968,692
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%		1,499,000	1,420,302
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%		3,200,000	3,056,000
Russian Foreign Bond - Eurobond (b)(c)
03/31/30	7.500%		1,454,100	1,668,434
Vnesheconombank Via VEB Finance PLC (b)
11/22/25	6.800%		653,000	541,990
Total				11,991,287
SENEGAL 0.5%
Senegal Government International Bond (b)
07/30/24	6.250%		956,000	936,880

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
SERBIA 0.4%
Republic of Serbia (b)
12/03/18	5.875%		$630,000	$671,738
SOUTH AFRICA 0.6%
Transnet SOC Ltd. (b)
07/26/22	4.000%		1,200,000	1,165,500
TRINIDAD AND TOBAGO 2.0%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%		3,100,000	3,677,375
TUNISIA 0.6%
Banque Centrale de Tunisie SA (b)
01/30/25	5.750%		1,100,000	1,119,250
TURKEY 7.6%
Export Credit Bank of Turkey (b)
04/24/19	5.875%		1,560,000	1,644,084
09/23/21	5.000%		770,000	771,925
Turkey Government Bond
07/24/24	9.000%	TRY	3,846,000	1,543,520
Turkey Government International Bond
03/30/21	5.625%		3,050,000	3,335,937
03/25/22	5.125%		250,000	266,438
09/26/22	6.250%		461,000	524,388
03/17/36	6.875%		3,560,000	4,409,131
02/17/45	6.625%		1,400,000	1,732,080
Total				14,227,503
UKRAINE —%
Ukraine Government International Bond (b)
02/23/21	7.950%		200,000	77,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
URUGUAY 0.6%
Uruguay Government International Bond
11/20/45	4.125%	$1,200,000	$1,131,000
VENEZUELA 4.0%
Petroleos de Venezuela SA
04/12/17	5.250%	6,910,000	2,833,445
11/02/17	8.500%	876,300	578,358
11/17/21	9.000%	986,480	365,984
05/16/24	6.000%	5,701,356	1,846,099
Venezuela Government International Bond
12/01/18	7.000%	312,000	126,360
05/07/23	9.000%	4,888,200	1,747,532
Total			7,497,778
ZAMBIA 0.9%
Zambia Government International Bond (b)
04/14/24	8.500%	1,634,000	1,732,040
Total Foreign Government Obligations (Cost: $160,390,531)			$148,189,196

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.123% (e)(f)		4,349,629	$4,349,629
Total Money Market Funds (Cost: $4,349,629)			$4,349,629
Total Investments
(Cost: $200,939,572) (g)			$182,789,789(h)
Other Assets & Liabilities, Net			4,065,288
Net Assets			$186,855,077

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	04/10/2015	5,500,000,000 COP	2,098,035 USD	—	(15,202)
J.P. Morgan Securities, Inc.	04/13/2015	1,496,000 SGD	1,082,487 USD	—	(7,320)
J.P. Morgan Securities, Inc.	04/13/2015	2,550,000 SGD	1,838,600 USD	—	(19,026)
Standard Chartered Bank	04/20/2015	2,272,000 PEN	728,322 USD	—	(2,865)
UBS Securities	05/04/2015	15,660,000 EUR	17,169,467 USD	323,563	—
Total				323,563	(44,413)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $272,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE(CBT)	(58)	USD	(7,476,563)	06/2015	—	(97,970)
US ULTRA BOND(CBT)	(51)	USD	(8,663,625)	06/2015	—	(177,298)
Total			(16,140,188)		—	(275,268)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $100,392,337 or 53.73% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,440,627	19,993,346	(17,084,344)	4,349,629	648	4,349,629

(g)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $200,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,110,000
Unrealized Depreciation	(23,260,000)
Net Unrealized Depreciation	$(18,150,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	27,966,919	—	27,966,919
Inflation-Indexed Bonds	—	2,284,045	—	2,284,045
Foreign Government Obligations	—	145,043,787	3,145,409	148,189,196
Total Bonds	—	175,294,751	3,145,409	178,440,160
Mutual Funds
Money Market Funds	4,349,629	—	—	4,349,629
Total Mutual Funds	4,349,629	—	—	4,349,629
Investments in Securities	4,349,629	175,294,751	3,145,409	182,789,789
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	323,563	—	323,563
Liabilities
Forward Foreign Currency Exchange Contracts	—	(44,413)	—	(44,413)
Futures Contracts	(275,268)	—	—	(275,268)
Total	4,074,361	175,573,901	3,145,409	182,793,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2014	3,368,543
Increase (decrease) in accrued discounts/premiums	(7,660)
Realized gain (loss)	9,448
Change in unrealized appreciation (depreciation)(a)	32,936
Sales	(257,858)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2015	3,145,409

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $32,936, which is comprised of Foreign Government Obligations of $32,936.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
BRAZIL 6.5%
AmBev SA, ADR	1,672,964	$9,636,273
BB Seguridade Participacoes SA	928,100	9,512,040
Hypermarcas SA (a)	728,700	4,500,220
Itaú Unibanco Holding SA, ADR	1,789,658	19,793,617
Kroton Educacional SA	872,700	2,824,644
M. Dias Branco SA	80,400	2,179,822
Qualicorp SA (a)	370,000	2,664,097
Raia Drogasil SA	543,100	4,858,299
Ultrapar Participacoes SA	382,400	7,779,678
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	483,100	6,782,821
Total		70,531,511
CHINA 22.8%
58.Com, Inc., ADR (a)	89,278	4,721,021
AAC Technologies Holdings, Inc.	809,500	4,997,563
Alibaba Group Holding Ltd., ADR (a)	62,644	5,214,487
Baidu, Inc., ADR (a)	40,861	8,515,432
China Animal Healthcare Ltd. (b)(c)	4,603,000	2,933,038
China Mobile Ltd.	1,437,500	18,734,067
China Mobile Ltd., ADR	76,047	4,945,336
China Pacific Insurance Group Co., Ltd., Class H	2,839,800	13,507,928
China Petroleum & Chemical Corp., Class H	4,738,200	3,775,934
Chongqing Changan Automobile Co., Ltd., Class B (b)(c)	5,355,678	15,557,244
CSPC Pharmaceutical Group Ltd.	5,136,000	4,345,889
CT Environmental Group Ltd.	2,904,935	3,129,306
Daqin Railway Co., Ltd., Class A	3,931,821	6,995,288
ENN Energy Holdings Ltd.	930,000	5,710,546
Guangdong Investment Ltd.	5,514,000	7,230,895
Haier Electronics Group Co., Ltd.	1,222,000	3,198,704
Industrial & Commercial Bank of China Ltd., Class H	32,225,000	23,836,262
Luye Pharma Group Ltd. (a)	6,565,000	7,949,047
Pax Global Technology Ltd. (a)	5,573,000	5,828,603
Ping An Insurance Group Co. of China Ltd., Class H	1,106,500	13,274,273
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	10,023,000	5,417,034
Sinotrans Ltd., Class H	8,097,000	4,654,407
Sunny Optical Technology Group Co., Ltd.	2,144,000	3,890,902
Tencent Holdings Ltd.	2,113,000	40,125,695
Vipshop Holdings Ltd., ADS (a)	295,008	8,685,036
WuXi PharmaTech (Cayman), Inc. ADR (a)	275,502	10,683,968

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,547,500	$10,179,345
Total		248,037,250
CZECH REPUBLIC 0.4%
Komercni Banka AS	17,195	3,708,937
GREECE 0.5%
JUMBO SA	307,370	3,199,237
OPAP SA	257,300	2,401,531
Total		5,600,768
HONG KONG 0.3%
Galaxy Entertainment Group Ltd.	728,000	3,305,370
INDIA 13.2%
Apollo Hospitals Enterprise Ltd.	151,308	3,307,434
Asian Paints Ltd.	505,080	6,552,608
Bharti Infratel Ltd.	811,144	4,990,160
Dish TV India Ltd. (a)	3,552,676	4,657,999
Eicher Motors Ltd.	62,431	15,881,654
Glenmark Pharmaceuticals Ltd.	353,170	4,436,546
Havells India Ltd	512,382	2,501,922
HCL Technologies Ltd.	500,220	7,814,290
HDFC Bank Ltd., ADR	87,958	5,179,847
ICICI Bank Ltd., ADR	1,424,190	14,754,608
IndusInd Bank Ltd.	539,036	7,641,532
Just Dial Ltd.	156,284	3,305,089
Larsen & Toubro Ltd.	187,724	5,157,660
LIC Housing Finance Ltd.	695,279	4,863,567
Lupin Ltd.	318,932	10,245,620
Maruti Suzuki India Ltd.	103,835	6,137,975
Motherson Sumi Systems Ltd.	1,807,680	14,857,932
Tata Motors Ltd.	556,159	4,854,110
Tech Mahindra Ltd.	597,620	6,013,324
UPL Ltd.	1,036,545	7,323,147
Yes Bank Ltd.	265,130	3,460,597
Total		143,937,621
INDONESIA 4.5%
PT Ace Hardware Indonesia Tbk	34,460,600	1,936,358
PT Bank Central Asia Tbk	6,472,300	7,335,384
PT Bank Rakyat Indonesia Persero Tbk	10,281,800	10,428,985
PT Matahari Department Store Tbk	9,959,000	14,976,494
PT Mitra Keluarga Karyasehat Tbk (a)	734,100	1,249,233
PT Nippon Indosari Corpindo Tbk	44,787,500	4,176,660

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Pakuwon Jati Tbk	100,064,700	$3,939,524
PT Sumber Alfaria Trijaya Tbk	104,950,000	4,572,508
Total		48,615,146
MEXICO 3.4%
Alfa SAB de CV, Class A (a)	1,700,600	3,439,441
Cemex SAB de CV, ADR (a)	1,147,562	10,867,412
Grupo Financiero Banorte SAB de CV, Class O	1,652,800	9,582,957
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	703,150	7,678,398
Grupo Mexico SAB de CV, Class B	1,753,800	5,171,660
Total		36,739,868
PERU 1.0%
Credicorp Ltd.	54,984	7,732,400
Southern Copper Corp.	88,202	2,573,734
Total		10,306,134
PHILIPPINES 5.5%
BDO Unibank, Inc.	2,397,720	6,644,556
Bloomberry Resorts Corp.	9,967,600	2,326,199
GT Capital Holdings, Inc.	609,220	18,239,442
Metropolitan Bank & Trust Co.	7,944,921	17,308,213
Robinsons Retail Holdings, Inc.	3,198,970	6,011,487
SM Prime Holdings, Inc.	12,271,400	5,477,021
Universal Robina Corp.	703,990	3,556,026
Total		59,562,944
POLAND 0.4%
Bank Pekao SA	98,415	4,767,847
RUSSIAN FEDERATION 3.1%
Lukoil OAO, ADR	190,869	8,791,426
Magnit PJSC	29,084	5,671,880
Magnit PJSC, GDR (d)	137,197	6,982,128
Mail.ru Group Ltd., GDR (a)(d)	164,556	3,249,641
MMC Norilsk Nickel, ADR	262,850	4,685,440
QIWI PLC, ADR	95,575	2,295,711
Yandex NV, Class A (a)	146,726	2,225,100
Total		33,901,326
SOUTH AFRICA 5.4%
Aspen Pharmacare Holdings Ltd.	225,032	7,110,221
AVI Ltd.	1,032,479	7,008,899
Clicks Group Ltd.	534,932	4,026,199
Discovery Ltd.	592,890	6,084,911

Issuer	Shares	Value

Common Stocks (continued)
SOUTH AFRICA (CONTINUED)
Naspers Ltd., Class N	224,623	$34,455,151
Total		58,685,381
SOUTH KOREA 14.2%
Cuckoo Electronics Co., Ltd.	19,466	3,284,221
Duk San Neolux Co., Ltd. (a)	158,514	3,200,427
EO Technics Co., Ltd.	28,167	3,242,686
Hana Financial Group, Inc.	145,960	3,775,622
Hotel Shilla Co., Ltd.	60,500	5,328,819
Kia Motors Corp.	96,254	3,911,563
Korea Electric Power Corp.	141,500	5,831,173
LG Display Co., Ltd. (a)	258,856	7,325,608
LG Uplus Corp.	900,830	8,924,366
Medy-Tox, Inc.	10,218	3,020,195
Naturalendo Tech Co., Ltd. (a)	88,187	5,666,685
NAVER Corp.	8,341	5,032,153
Samchuly Bicycle Co., Ltd.	278,741	5,417,168
Samsung Electronics Co., Ltd.	38,509	49,936,675
Shinhan Financial Group Co., Ltd.	262,962	9,879,436
SK Hynix, Inc. (a)	293,329	11,981,501
SK Telecom Co., Ltd.	66,081	16,260,321
Wonik IPS Co., Ltd. (a)	243,485	2,429,424
Total		154,448,043
TAIWAN 10.2%
Advanced Semiconductor Engineering, Inc.	7,599,000	10,290,061
Catcher Technology Co., Ltd.	906,000	9,475,145
Cathay Financial Holding Co., Ltd.	10,086,700	16,071,253
Chipbond Technology Corp.	2,442,000	5,147,678
CTBC Financial Holding Co., Ltd.	14,671,319	9,738,346
Eclat Textile Co., Ltd.	750,120	9,829,387
eMemory Technology, Inc.	423,000	4,596,538
Gigasolar Materials Corp.	148,600	2,511,597
Himax Technologies, Inc., ADR	249,465	1,579,113
Inotera Memories, Inc. (a)	3,333,000	4,424,034
Merida Industry Co., Ltd.	529,400	4,156,138
Merry Electronics Co., Ltd.	1,143,450	3,663,197
MPI Corp.	260,000	773,170
Pegatron Corp.	2,113,000	5,700,969
Taiwan Semiconductor Manufacturing Co., Ltd.	4,007,838	18,626,674
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	179,434	4,213,110
Total		110,796,410

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 3.8%
Bangkok Bank PCL, Foreign Registered Shares	2,205,100	$12,566,140
Kasikornbank PCL, Foreign Registered Shares	2,404,300	16,992,013
Mega Lifesciences PCL, Foreign Registered Shares	5,592,800	3,061,060
Robinson Department Store PCL, Foreign Registered Shares	1,850,900	2,700,953
Thai Union Frozen Products PCL, Foreign Registered Shares	9,996,400	6,168,431
Total		41,488,597
TURKEY 1.8%
Turk Traktor ve Ziraat Makineleri AS	63,990	1,902,588
Turkiye Garanti Bankasi AS	3,064,779	9,994,510
Turkiye Halk Bankasi AS	1,541,318	7,590,129
Total		19,487,227
UNITED ARAB EMIRATES 0.5%
Emaar Properties PJSC	3,160,247	5,654,876
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	30,603	2,121,470

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 0.8%
Atento SA (a)	253,663	$3,016,053
Luxoft Holding, Inc. (a)	112,653	5,828,666
Total		8,844,719
Total Common Stocks (Cost: $958,401,781)		$1,070,541,445

Rights —%

PHILIPPINES —%
GT Capital Holdings, Inc. Rights (a)(b)(e)	609,220	$—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.123% (f)(g)	6,368,494	$6,368,494
Total Money Market Funds (Cost: $6,368,494)		$6,368,494
Total Investments
(Cost: $964,770,275) (h)		$1,076,909,939(i)
Other Assets & Liabilities, Net		10,158,688
Net Assets		$1,087,068,627

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $23,907,316, which represents 2.20% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $23,907,316, which represents 2.20% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	08-11-2014 - 11-21-2014	3,935,422

Chongqing Changan Automobile Co., Ltd., Class B	02-21-2014 - 03-06-2015	11,212,318

Sihuan Pharmaceutical Holdings Group Ltd.	02-23-2015 - 03-04-2015	5,920,476

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $10,231,769 or 0.94% of net assets.

(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,429,764	74,964,022	(96,025,292)	6,368,494	6,265	6,368,494

(h)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $964,770,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$169,446,000
Unrealized Depreciation	(57,306,000)
Net Unrealized Appreciation	$112,140,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,509,679	130,935,307	15,557,244		158,002,230
Consumer Staples	21,174,614	48,174,219	—		69,348,833
Energy	16,571,104	3,775,934	—		20,347,038
Financials	74,233,868	242,781,301	—		317,015,169
Health Care	13,348,065	50,391,931	8,350,072		72,090,068
Industrials	13,238,314	47,272,865	—		60,511,179
Information Technology	34,592,642	220,382,216	—		254,974,858
Materials	18,612,807	23,883,092	—		42,495,899
Telecommunication Services	4,945,336	48,908,914	—		53,854,250
Utilities	—	21,901,921	—		21,901,921
Rights
Financials	—	—	0	(a)	0	(a)
Total Equity Securities	208,226,429	838,407,700	23,907,316		1,070,541,445
Mutual Funds
Money Market Funds	6,368,494	—	—		6,368,494
Total Mutual Funds	6,368,494	—	—		6,368,494
Total	214,594,923	838,407,700	23,907,316		1,076,909,939

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Common Stocks ($)	Total ($)
Balance as of December 31, 2014	—	—
Realized gain (loss)	(163,828)	(163,828)
Change in unrealized appreciation (depreciation)(a)	2,339,247	2,339,247
Sales	(1,901,771)	(1,901,771)
Purchases	7,628,894	7,628,894
Transfers into Level 3	16,004,774	16,004,774
Balance as of March 31, 2015	23,907,316	23,907,316

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $2,339,247, which is comprised of Common Stocks.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.4%
AUSTRALIA 0.5%
Woodside Finance Ltd. (a)
05/10/21	4.600%	$3,140,000	$3,395,709
BELGIUM —%
Calcipar SA (a)
05/01/18	6.875%	244,000	247,050
CANADA 0.5%
BC ULC/New Red Finance Inc. (a)
04/01/22	6.000%	224,000	231,840
Bombardier, Inc. (a)
03/15/20	7.750%	66,000	69,069
03/15/25	7.500%	103,000	101,648
Catamaran Corp.
03/15/21	4.750%	79,000	87,789
Cogeco Cable, Inc. (a)
05/01/20	4.875%	150,000	151,875
MDC Partners, Inc. (a)
04/01/20	6.750%	241,000	253,954
NOVA Chemicals Corp. (a)
05/01/25	5.000%	100,000	104,500
Thomson Reuters Corp.
05/23/43	4.500%	350,000	357,904
TransCanada PipeLines Ltd.
10/16/23	3.750%	630,000	660,685
VRX Escrow Corp. (a)
05/15/23	5.875%	452,000	463,300
04/15/25	6.125%	332,000	343,620
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	89,000	93,784
07/15/21	7.500%	126,000	136,276
12/01/21	5.625%	6,000	6,090
03/01/23	5.500%	80,000	80,600
Videotron Ltd. (a)
06/15/24	5.375%	210,000	216,300
Total			3,359,234
CHILE 0.2%
ENTEL Chile SA (a)
08/01/26	4.750%	1,300,000	1,333,136
FRANCE —%
Numericable-SFR (a)
05/15/22	6.000%	270,000	273,375
GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	238,000	240,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	$502,000	$518,943
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	90,000	91,125
Grifols Worldwide Operations Ltd. (a)
04/01/22	5.250%	121,000	122,966
Total			733,034
ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%	77,000	88,646
Telecom Italia SpA (a)
05/30/24	5.303%	120,000	125,700
Wind Acquisition Finance SA (a)
04/30/20	6.500%	144,000	152,640
07/15/20	4.750%	118,000	118,295
Total			485,281
JERSEY —%
GTECH Corp. (a)
02/15/22	6.250%	296,000	289,340
LUXEMBOURG 0.2%
Altice SA (a)
05/15/22	7.750%	67,000	68,131
02/15/25	7.625%	258,000	259,290
ArcelorMittal
02/25/22	7.000%	20,000	21,905
INEOS Group Holdings SA (a)
08/15/18	6.125%	13,000	13,065
02/15/19	5.875%	211,000	208,626
Intelsat Jackson Holdings SA
10/15/20	7.250%	450,000	463,500
Total			1,034,517
MEXICO 0.3%
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	1,580,000	1,599,639
NETHERLANDS 0.6%
Heineken NV (a)
04/01/22	3.400%	2,430,000	2,528,318
LYB International Finance BV
03/15/44	4.875%	280,000	300,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
NETHERLANDS (CONTINUED)
NXP BV/Funding LLC (a)
02/15/21	5.750%	$201,000	$212,557
Schaeffler Finance BV (a)
05/15/21	4.750%	55,000	55,550
Schaeffler Holding Finance BV PIK (a)
08/15/18	6.875%	155,000	162,169
Sensata Technologies BV (a)
10/01/25	5.000%	198,000	200,722
UPCB Finance IV Ltd. (a)(b)
01/15/25	5.375%	205,000	205,000
Total			3,665,079
PERU 0.1%
Union Andina de Cementos SAA (a)
10/30/21	5.875%	400,000	404,400
RUSSIAN FEDERATION 0.2%
Sibur Securities Ltd. (a)
01/31/18	3.914%	1,400,000	1,262,366
UKRAINE 0.1%
MHP SA (a)
04/02/20	8.250%	1,200,000	792,000
UNITED KINGDOM 0.8%
Inmarsat Finance PLC (a)
05/15/22	4.875%	100,000	100,000
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	229,000	241,023
Royal Bank of Scotland Group PLC
05/28/24	5.125%	265,000	278,014
Sky PLC (a)
11/26/22	3.125%	4,160,000	4,150,303
Virgin Media Finance PLC (a)
01/15/25	5.750%	263,000	272,941
Total			5,042,281
UNITED STATES 24.7%
21st Century Fox America, Inc.
09/15/44	4.750%	1,915,000	2,146,330
ADT Corp. (The)
03/15/20	5.250%	43,000	44,505
07/15/22	3.500%	150,000	136,500
AES Corp. (The)
07/01/21	7.375%	301,000	334,110
05/15/23	4.875%	33,000	32,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
AMC Entertainment, Inc.
02/15/22	5.875%	$87,000	$90,263
AMC Networks, Inc.
07/15/21	7.750%	133,000	144,305
12/15/22	4.750%	267,000	265,831
APX Group, Inc.
12/01/19	6.375%	348,000	346,260
AT&T, Inc.
06/15/45	4.350%	4,200,000	4,017,212
Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	55,069
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	27,000	27,473
Activision Blizzard, Inc. (a)
09/15/21	5.625%	377,000	401,505
Actuant Corp.
06/15/22	5.625%	239,000	247,664
Aircastle Ltd.
03/15/21	5.125%	159,000	166,155
02/15/22	5.500%	17,000	18,084
Alcoa, Inc.
10/01/24	5.125%	137,000	146,633
Allegion US Holding Co., Inc.
10/01/21	5.750%	102,000	106,590
Alliance Data Systems Corp. (a)
12/01/17	5.250%	143,000	148,005
04/01/20	6.375%	221,000	228,459
08/01/22	5.375%	167,000	166,582
Ally Financial, Inc.
03/15/20	8.000%	237,000	282,622
09/15/20	7.500%	456,000	534,090
02/13/22	4.125%	238,000	232,050
09/30/24	5.125%	70,000	72,188
03/30/25	4.625%	98,000	96,530
American Axle & Manufacturing, Inc.
02/15/19	5.125%	67,000	69,010
11/15/19	7.750%	18,000	20,475
03/15/21	6.250%	148,000	155,770
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	236,000	239,540
Amsted Industries, Inc. (a)
03/15/22	5.000%	82,000	82,513
09/15/24	5.375%	162,000	162,000
Amsurg Corp.
11/30/20	5.625%	94,000	95,880
07/15/22	5.625%	48,000	49,080
Ancestry.com, Inc.
12/15/20	11.000%	135,000	149,850
Angus Chemical Co. (a)
02/15/23	8.750%	115,000	114,425
Antero Resources Corp.
12/01/22	5.125%	185,000	177,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Antero Resources Corp. (a)
06/01/23	5.625%	$264,000	$261,360
Aramark Services, Inc.
03/15/20	5.750%	255,000	266,475
ArcelorMittal
03/01/21	6.250%	216,000	229,500
Asbury Automotive Group, Inc.
12/15/24	6.000%	79,000	81,963
Ashtead Capital, Inc. (a)
07/15/22	6.500%	93,000	98,580
Audatex North America, Inc. (a)
06/15/21	6.000%	104,000	109,980
11/01/23	6.125%	59,000	62,393
Aviation Capital Group Corp. (a)
04/06/21	6.750%	5,000	5,690
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	150,000	154,312
Avis Budget Car Rental LLC/Finance, Inc. (a)
03/15/25	5.250%	155,000	154,225
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	125,000	134,375
B&G Foods, Inc.
06/01/21	4.625%	234,000	233,707
Bank of America Corp.
07/24/23	4.100%	2,890,000	3,083,769
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,820,000	2,004,273
Berry Plastics Corp.
05/15/22	5.500%	55,000	56,513
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	161,000	165,427
CB Richard Ellis Services, Inc.
03/15/25	5.250%	257,000	276,275
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	138,206
04/30/21	6.500%	41,000	43,050
01/31/22	6.625%	189,000	201,994
09/30/22	5.250%	7,000	7,158
CHS/Community Health Systems, Inc.
08/01/21	5.125%	134,000	138,020
02/01/22	6.875%	370,000	395,437
CIT Group, Inc.
05/15/20	5.375%	606,000	637,815
08/15/22	5.000%	46,000	47,208
CIT Group, Inc. (a)
02/15/19	5.500%	151,000	157,417
CMS Energy Corp.
03/31/43	4.700%	2,385,000	2,695,749
CSC Holdings, Inc.
11/15/21	6.750%	372,000	413,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Calpine Corp. (a)
01/15/22	6.000%	$401,000	$429,070
Capsugel SA PIK (a)
05/15/19	7.000%	29,000	29,612
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	112,000	116,760
Case New Holland Industrial, Inc.
12/01/17	7.875%	287,000	317,939
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	110,000	113,575
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	21,000	21,473
Celanese U.S. Holdings LLC
06/15/21	5.875%	175,000	189,000
Centene Corp.
05/15/22	4.750%	154,000	159,775
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	785,000	897,857
CenturyLink, Inc.
03/15/22	5.800%	59,000	61,434
12/01/23	6.750%	290,000	319,362
CenturyLink, Inc. (a)
04/01/25	5.625%	111,000	111,416
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	299,000	315,071
Chesapeake Energy Corp.
08/15/20	6.625%	120,000	123,900
02/15/21	6.125%	620,000	627,750
03/15/23	5.750%	41,000	39,975
Cimarex Energy Co.
06/01/24	4.375%	32,000	31,760
Cinemark USA, Inc.
12/15/22	5.125%	68,000	69,020
Clean Harbors, Inc.
08/01/20	5.250%	135,000	138,037
06/01/21	5.125%	136,000	138,372
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	515,000	542,037
Compass Minerals International, Inc. (a)
07/15/24	4.875%	163,000	163,611
Comstock Resources, Inc. (a)
03/15/20	10.000%	134,000	129,645
ConAgra Foods, Inc.
09/15/22	3.250%	1,945,000	1,947,630
Concho Resources, Inc.
01/15/22	6.500%	271,000	283,872
04/01/23	5.500%	158,000	159,169
Constellation Brands, Inc.
11/15/19	3.875%	38,000	39,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
11/15/24	4.750%	$38,000	$40,185
Continental Resources, Inc.
09/15/22	5.000%	929,000	916,226
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	19,000	19,095
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	152,000	153,520
Crown Castle International Corp.
01/15/23	5.250%	366,000	384,300
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	121,000	122,512
CyrusOne LP/Finance Corp.
11/15/22	6.375%	201,000	213,562
D.R. Horton, Inc.
03/01/19	3.750%	101,000	102,263
DISH DBS Corp.
06/01/21	6.750%	428,000	455,820
03/15/23	5.000%	98,000	95,285
DR Horton, Inc.
02/15/20	4.000%	30,000	30,420
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	285,000	302,812
Darling Ingredients, Inc.
01/15/22	5.375%	107,000	107,802
Diamond Foods, Inc. (a)
03/15/19	7.000%	85,000	87,550
Diamondback Energy, Inc.
10/01/21	7.625%	37,000	38,943
DigitalGlobe, Inc. (a)
02/01/21	5.250%	86,000	86,000
Dominion Resources, Inc.
09/15/42	4.050%	890,000	900,575
Duke Energy Corp.
09/15/21	3.550%	3,560,000	3,805,042
08/15/22	3.050%	865,000	891,238
E*TRADE Financial Corp.
11/15/22	5.375%	135,000	142,425
09/15/23	4.625%	113,000	114,977
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	197,000	206,357
09/01/22	7.750%	37,000	37,740
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	2,855,000	3,329,541
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	54,000	54,540
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	175,000	180,250
Entegris, Inc. (a)
04/01/22	6.000%	95,000	99,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Enterprise Products Operating LLC
03/15/23	3.350%	$1,960,000	$1,981,370
Equinix, Inc.
04/01/20	4.875%	37,000	38,203
01/01/22	5.375%	175,000	182,437
FCA US LLC/CG Co-Issuer, Inc.
06/15/19	8.000%	120,000	125,850
06/15/21	8.250%	123,000	136,421
FTI Consulting, Inc.
11/15/22	6.000%	70,000	73,589
Family Tree Escrow LLC (a)
03/01/20	5.250%	29,000	30,378
03/01/23	5.750%	160,000	168,400
First Data Corp.
01/15/21	12.625%	175,000	207,375
First Data Corp. (a)
06/15/19	7.375%	426,000	444,637
Five Corners Funding Trust (a)
11/15/23	4.419%	605,000	650,490
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	88,000	88,660
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	175,000	189,962
01/31/22	5.875%	13,000	14,300
10/15/24	4.750%	78,000	81,705
Frontier Communications Corp.
07/01/21	9.250%	62,000	71,920
09/15/21	6.250%	17,000	17,043
01/15/23	7.125%	105,000	107,362
04/15/24	7.625%	96,000	99,960
01/15/25	6.875%	234,000	231,660
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	83,000	85,075
11/01/23	5.375%	120,000	124,050
Gannett Co., Inc.
10/15/23	6.375%	18,000	19,530
Gannett Co., Inc. (a)
09/15/21	4.875%	48,000	48,960
09/15/24	5.500%	43,000	44,989
Gates Global LLC/Co. (a)
07/15/22	6.000%	189,000	178,369
General Electric Capital Corp.
05/15/24	3.450%	3,740,000	3,939,237
General Motors Co.
10/02/23	4.875%	382,000	413,597
General Motors Financial Co., Inc.
09/25/21	4.375%	41,000	43,546
01/15/25	4.000%	59,000	60,175
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	56,840
Graphic Packaging International, Inc.
04/15/21	4.750%	155,000	160,812

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	$42,000	$42,105
H&E Equipment Services, Inc.
09/01/22	7.000%	147,000	151,410
HCA, Inc.
02/15/20	6.500%	333,000	374,958
05/01/23	5.875%	390,000	421,200
02/01/25	5.375%	75,000	78,656
04/15/25	5.250%	180,000	194,400
HD Supply, Inc.
07/15/20	7.500%	127,000	135,890
HD Supply, Inc. (a)
12/15/21	5.250%	99,000	101,970
HUB International Ltd. (a)
10/01/21	7.875%	288,000	295,200
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	417,000	449,317
Hilcorp Energy I LP/Finance Co. (a)
12/01/24	5.000%	71,000	66,740
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	278,000	292,595
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	59,000	61,508
Huntsman International LLC
11/15/20	4.875%	238,000	238,000
IHS, Inc. (a)
11/01/22	5.000%	81,000	81,356
IMS Health, Inc. (a)
11/01/20	6.000%	176,000	183,260
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	60,000	62,328
02/01/22	5.875%	156,000	160,680
Indiana Michigan Power Co.
03/15/23	3.200%	5,695,000	5,848,275
International Lease Finance Corp.
04/15/18	3.875%	32,000	32,480
12/15/20	8.250%	375,000	456,562
JM Huber Corp. (a)
11/01/19	9.875%	450,000	488,250
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	86,000	92,450
Kinder Morgan Energy Partners LP
09/01/22	3.950%	8,175,000	8,302,873
Kinder Morgan, Inc.
09/15/20	6.500%	602,000	695,764
L Brands, Inc.
04/01/21	6.625%	354,000	405,511
L-3 Communications Corp.
02/15/21	4.950%	2,750,000	3,041,459
Lamar Media Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
02/01/22	5.875%	$130,000	$136,825
01/15/24	5.375%	41,000	42,743
Laredo Petroleum, Inc.
02/15/19	9.500%	150,000	157,125
01/15/22	5.625%	102,000	98,940
05/01/22	7.375%	417,000	430,031
03/15/23	6.250%	71,000	70,823
Level 3 Communications, Inc.
12/01/22	5.750%	114,000	117,067
Level 3 Financing, Inc.
01/15/21	6.125%	70,000	73,413
08/15/22	5.375%	488,000	502,182
Level 3 Financing, Inc. (a)
02/01/23	5.625%	112,000	115,360
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	2,205,000	2,435,729
06/15/23	4.250%	2,840,000	3,024,978
LifePoint Hospitals, Inc.
12/01/21	5.500%	183,000	191,692
Loews Corp.
05/15/23	2.625%	2,080,000	2,030,912
MGM Resorts International
10/01/20	6.750%	60,000	64,350
12/15/21	6.625%	272,000	290,530
03/15/23	6.000%	43,000	44,183
MSCI, Inc. (a)
11/15/24	5.250%	141,000	145,759
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	358,000	375,900
02/15/23	5.500%	233,000	239,407
07/15/23	4.500%	49,000	48,510
12/01/24	4.875%	443,000	452,923
Masco Corp.
04/01/25	4.450%	145,000	149,712
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	14,000	14,140
Meritage Homes Corp.
03/01/18	4.500%	86,000	87,505
04/15/20	7.150%	50,000	53,875
04/01/22	7.000%	152,000	163,020
NBCUniversal Media LLC
01/15/43	4.450%	2,650,000	2,877,603
NCR Corp.
12/15/21	5.875%	34,000	35,445
12/15/23	6.375%	37,000	39,405
NRG Energy, Inc.
07/15/22	6.250%	191,000	196,252
NRG Yield Operating LLC (a)
08/15/24	5.375%	137,000	142,480
Navient Corp.
01/15/19	5.500%	60,000	61,200
10/26/20	5.000%	19,000	18,644
01/25/22	7.250%	104,000	109,720
03/25/24	6.125%	136,000	130,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
10/25/24	5.875%	$225,000	$210,375
Netflix, Inc. (a)
02/15/22	5.500%	101,000	103,273
02/15/25	5.875%	142,000	145,727
Newfield Exploration Co.
01/01/26	5.375%	84,000	84,851
NiSource Finance Corp.
09/15/20	5.450%	733,000	843,789
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	179,000	184,370
Nielsen Finance LLC/Co.
10/01/20	4.500%	290,000	295,075
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	71,000	71,444
Nortek, Inc.
04/15/21	8.500%	195,000	208,650
Northwest Pipeline LLC
06/15/16	7.000%	2,515,000	2,700,031
04/15/17	5.950%	1,105,000	1,200,276
Nuance Communications, Inc. (a)
08/15/20	5.375%	83,000	83,830
Oasis Petroleum, Inc.
03/15/22	6.875%	307,000	299,325
01/15/23	6.875%	280,000	271,600
Omnicare, Inc.
12/01/22	4.750%	83,000	85,698
12/01/24	5.000%	35,000	36,575
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	154,000	158,427
12/15/21	7.250%	9,000	9,315
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	21,000	21,840
02/15/24	5.625%	106,000	111,035
03/15/25	5.875%	178,000	187,790
PPL Capital Funding, Inc.
06/01/23	3.400%	6,160,000	6,386,934
PQ Corp. (a)
11/01/18	8.750%	409,000	425,360
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	274,000	276,740
Penn National Gaming, Inc.
11/01/21	5.875%	99,000	98,258
Penske Automotive Group, Inc.
10/01/22	5.750%	123,000	129,150
12/01/24	5.375%	118,000	121,540
PetSmart, Inc. (a)
03/15/23	7.125%	131,000	135,749
Physio-Control International, Inc. (a)
01/15/19	9.875%	137,000	145,562
Pinnacle Entertainment, Inc.
08/01/21	6.375%	84,000	89,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	$152,000	$152,000
Post Holdings, Inc.
02/15/22	7.375%	42,000	43,470
Post Holdings, Inc. (a)
12/15/22	6.000%	94,000	90,710
Progress Energy, Inc.
04/01/22	3.150%	1,335,000	1,376,087
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	266,000	253,365
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	84,000	86,310
RSI Home Products, Inc. (a)
03/15/23	6.500%	82,000	83,435
RSP Permian, Inc. (a)
10/01/22	6.625%	56,000	56,280
Range Resources Corp.
03/15/23	5.000%	205,000	203,975
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	187,000	195,882
03/01/22	5.875%	180,000	195,300
10/01/22	5.000%	72,000	74,880
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	298,000	308,057
Rite Aid Corp. (a)(b)
04/01/23	6.125%	302,000	309,550
Riverbed Technology, Inc. (a)(b)
03/01/23	8.875%	61,000	61,153
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	3,725,000	3,918,547
SBA Communications Corp. (a)
07/15/22	4.875%	41,000	40,162
SBA Telecommunications, Inc.
07/15/20	5.750%	242,000	254,402
SM Energy Co. (a)
11/15/22	6.125%	108,000	107,460
STHI Holding Corp. (a)
03/15/18	8.000%	164,000	170,150
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	238,000	235,322
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	145,000	153,337
Scientific Games International, Inc. (a)
01/01/22	7.000%	252,000	257,670
12/01/22	10.000%	277,000	261,419
Sealed Air Corp. (a)
09/15/21	8.375%	112,000	126,000
Sempra Energy
12/01/23	4.050%	955,000	1,035,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Serta Simmons Holdings LLC (a)
10/01/20	8.125%	$100,000	$105,250
Service Corp. International
01/15/22	5.375%	106,000	110,770
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	141,000	141,705
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	11,898,000	12,791,445
Spectrum Brands, Inc.
11/15/20	6.375%	295,000	312,788
11/15/22	6.625%	150,000	160,500
Springleaf Finance Corp.
12/15/17	6.900%	325,000	346,125
06/01/20	6.000%	24,000	24,120
Springs Industries, Inc.
06/01/21	6.250%	267,000	264,330
Sprint Communications, Inc. (a)
11/15/18	9.000%	500,000	573,750
03/01/20	7.000%	7,000	7,718
Sprint Corp.
06/15/24	7.125%	239,000	233,025
02/15/25	7.625%	173,000	172,135
Standard Pacific Corp.
12/15/21	6.250%	85,000	90,100
11/15/24	5.875%	46,000	47,265
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	65,000	65,488
Synovus Financial Corp.
02/15/19	7.875%	302,000	338,240
T-Mobile USA, Inc.
04/28/20	6.542%	49,000	51,573
04/28/21	6.633%	142,000	148,745
01/15/22	6.125%	63,000	64,969
04/28/22	6.731%	58,000	61,045
03/01/23	6.000%	207,000	212,111
04/01/23	6.625%	18,000	18,833
04/28/23	6.836%	39,000	41,048
01/15/24	6.500%	63,000	65,835
03/01/25	6.375%	103,000	106,286
TRI Pointe Holdings, Inc. (a)
06/15/19	4.375%	38,000	37,098
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	7,000	7,035
11/15/23	4.250%	137,000	131,862
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	202,000	208,060
11/15/19	4.125%	74,000	73,630
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	245,000	259,700
Teleflex, Inc. (a)
06/15/24	5.250%	8,000	8,160
Tempur Sealy International, Inc.
12/15/20	6.875%	160,000	170,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Tenet Healthcare Corp.
10/01/20	6.000%	$330,000	$349,800
04/01/21	4.500%	29,000	28,420
Tenet Healthcare Corp. (a)
03/01/19	5.500%	290,000	292,175
TerraForm Power Operating LLC (a)
02/01/23	5.875%	114,000	118,275
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	38,000	39,140
10/15/22	6.250%	113,000	116,955
Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	3,041,390
Time Warner, Inc.
03/29/41	6.250%	575,000	742,079
TransDigm, Inc.
10/15/20	5.500%	174,000	171,825
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,860,000	7,218,017
USG Corp. (a)
11/01/21	5.875%	50,000	52,875
03/01/25	5.500%	20,000	20,350
United Rentals North America, Inc.
04/15/22	7.625%	194,000	212,236
06/15/23	6.125%	21,000	22,234
Universal Health Services, Inc. (a)
08/01/22	4.750%	212,000	222,865
Univision Communications, Inc. (a)
09/15/22	6.750%	341,000	365,722
05/15/23	5.125%	75,000	76,125
02/15/25	5.125%	350,000	357,437
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	205,000	212,944
VeriSign, Inc.
05/01/23	4.625%	106,000	105,735
VeriSign, Inc. (a)
04/01/25	5.250%	132,000	134,640
Verizon Communications, Inc.
11/01/42	3.850%	4,750,000	4,320,766
Virgin Media Secured Finance PLC (a)
04/15/21	5.375%	73,000	76,833
WR Grace & Co. (a)
10/01/21	5.125%	74,000	76,775
WhiteWave Foods Co. (The)
10/01/22	5.375%	132,000	141,900
Whiting Petroleum Corp.
03/15/21	5.750%	226,000	224,305
Whiting Petroleum Corp. (a)
04/01/23	6.250%	171,000	170,359
Windstream Corp.
10/15/20	7.750%	137,000	140,254
Yum! Brands, Inc.
11/01/21	3.750%	1,815,000	1,909,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
11/01/23	3.875%	$1,500,000	$1,559,082
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	409,000	411,045
Zebra Technologies Corp. (a)
10/15/22	7.250%	169,000	182,097
iHeartCommunications, Inc.
09/15/22	9.000%	277,000	264,535
iHeartCommunications, Inc. (a)
03/15/23	10.625%	149,000	149,745
iStar Financial, Inc
07/01/19	5.000%	114,000	114,000
Total			158,799,460
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (a)
02/01/22	6.500%	259,000	270,655
Total Corporate Bonds & Notes (Cost: $176,838,266)			$183,226,936

Residential Mortgage-Backed Securities - Agency 2.7%
UNITED STATES 2.7%
Federal Home Loan Mortgage Corp. (c)
09/01/17- 08/01/33	6.500%	55,536	62,958
05/01/18	4.500%	36,849	38,639
04/01/33	6.000%	157,015	180,524
11/01/33	5.000%	224,777	251,038
Federal Home Loan Mortgage Corp. (c)(d)
04/01/42	3.500%	7,710,263	8,145,466
Federal National Mortgage Association (c)
04/01/17	6.500%	14,787	15,279
05/01/32- 11/01/32	7.500%	101,599	119,849
03/01/33- 01/01/36	5.500%	3,064,711	3,472,265
03/01/33- 01/01/36	6.000%	2,841,259	3,284,994
03/01/34- 02/01/36	5.000%	488,668	544,143
09/01/40	4.500%	785,660	868,594
Government National Mortgage Association (c)
10/15/33	5.500%	190,987	219,776
Total			17,203,525
Total Residential Mortgage-Backed Securities - Agency (Cost: $15,990,573)			$17,203,525

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.5%
UNITED STATES 0.5%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (a)(c)(e)
11/25/37	2.610%	$3,428,027	$3,367,206
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,484,889)			$3,367,206

Commercial Mortgage-Backed Securities - Agency 3.5%
UNITED STATES 3.5%
Government National Mortgage Association (c)
Series 2013-13 Class AC
04/16/46	1.700%	7,278,743	7,059,704
Series 2013-33 Class AC
05/16/46	1.744%	15,693,099	15,312,086
Total			22,371,790
Total Commercial Mortgage-Backed Securities - Agency (Cost: $22,803,088)			$22,371,790

Commercial Mortgage-Backed Securities - Non-Agency 4.1%
UNITED STATES 4.1%
American Homes 4 Rent Series 2015-SFR1 Class A (a)(c)
04/17/52	3.467%	2,000,000	2,026,255
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (a)(c)(e)
10/26/44	2.421%	4,100,000	4,037,163
Extended Stay America Trust Series 2013-ESH5 Class A25 (a)(c)
12/05/31	1.830%	1,750,000	1,744,051
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(e)
08/10/45	5.796%	2,500,000	2,563,327
General Electric Capital Assurance Co. Series 2003-1 Class A4 (a)(c)(e)
05/12/35	5.254%	45,077	45,412
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2006-LDP9 Class AM
05/15/47	5.372%	3,000,000	3,118,971
JPMorgan Chase Commercial Mortgage Securities Trust (c)(e)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	179,732	180,227
Series 2006-LDP6 Class ASB
04/15/43	5.490%	137,883	138,047

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Series 2006-LDP7 Class ASB
04/15/45	5.841%	$270,179	$272,886
ORES NPL LLC (a)(c)
Series 2013-LV2 Class A
09/25/25	3.081%	3,386,039	3,384,989
Series 2014-LV3 Class A
03/27/24	3.000%	2,654,237	2,654,237
Rialto Real Estate Fund LP Series 2014-LT5 Class A (a)(c)
05/15/24	2.850%	3,601,341	3,602,472
VFC LLC Series 2015-3 Class A (a)(c)
12/20/31	2.750%	3,000,000	2,995,183
Total			26,763,220
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $26,752,004)			$26,763,220

Asset-Backed Securities - Non-Agency 6.0%
BERMUDA 0.9%
Cronos Containers Program I Ltd. Series 2013-1A Class A (a)
04/18/28	3.080%	5,900,833	5,916,324
CAYMAN ISLANDS 0.9%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(e)
11/14/26	1.572%	5,400,000	5,390,977
UNITED STATES 4.2%
CLI Funding V LLCSeries 2013-1A (a)
03/18/28	2.830%	3,440,000	3,436,698
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	2,920,590	2,923,814
Exeter Automobile Receivables Trust Series 2015-1A Class A (a)
06/17/19	1.600%	3,250,000	3,246,136
New York Mortgage Trust Residential LLC (a)(e)
Series 2013-RP1A Class A
07/25/18	4.250%	2,145,279	2,181,089
Series 2013-RP2A Class A
09/25/18	4.600%	1,749,848	1,774,894
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(e)
01/25/55	3.475%	1,000,000	999,930
SBA Tower Trust (a)
04/16/18	2.240%	6,500,000	6,466,895

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%		$2,109,682	$2,115,112
TAL Advantage V LLC Series 2013-1A Class A (a)
02/22/38	2.830%		2,988,542	2,989,187
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%		953,477	959,402
Total				27,093,157
Total Asset-Backed Securities - Non-Agency (Cost: $38,427,825)				$38,400,458

Inflation-Indexed Bonds(f) 2.1%
ITALY 2.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	8,700,480	10,547,489
09/15/41	2.550%	EUR	1,921,356	3,058,053
Total				13,605,542
Total Inflation-Indexed Bonds (Cost: $13,684,377)				$13,605,542

U.S. Treasury Obligations 0.2%
UNITED STATES 0.2%
U.S. Treasury
02/15/44	3.625%		900,000	1,100,461
Total U.S. Treasury Obligations (Cost: $929,860)				$1,100,461

Foreign Government Obligations(f)(g) 44.7%
ARGENTINA 0.3%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,765,088
AUSTRALIA 2.6%
Australia Government Bond
10/21/19	2.750%	AUD	20,900,000	16,571,461
BRAZIL 5.3%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	65,000,000	17,687,403
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	47,136,000	14,402,034

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
BRAZIL (CONTINUED)
Brazilian Government International Bond
01/07/41	5.625%		$1,830,000	$1,850,588
Petrobras Global Finance BV
01/27/21	5.375%		320,000	289,400
Total				34,229,425
COLOMBIA 1.8%
Colombia Government International Bond
09/18/37	7.375%		1,250,000	1,668,750
01/18/41	6.125%		1,215,000	1,442,933
Empresas Publicas de Medellin ESP (a)
09/10/24	7.625%	COP	22,505,000,000	8,607,297
Total				11,718,980
CROATIA 0.1%
Croatia Government International Bond (a)
01/26/24	6.000%		540,000	597,715
DOMINICAN REPUBLIC 0.6%
Dominican Republic International Bond (a)
04/20/27	8.625%		3,300,000	3,918,750
EL SALVADOR 0.1%
El Salvador Government International Bond (a)
01/24/23	7.750%		760,000	842,650
GEORGIA 0.2%
Georgian Railway JSC (a)
07/11/22	7.750%		1,400,000	1,503,250
GHANA 0.3%
Republic of Ghana (a)
01/18/26	8.125%		2,000,000	1,898,660
GUATEMALA 0.4%
Guatemala Government Bond (a)
06/06/22	5.750%		2,200,000	2,422,750
HUNGARY 0.7%
Hungary Government International Bond
03/25/24	5.375%		1,140,000	1,276,800
03/29/41	7.625%		2,100,000	3,036,596
Total				4,313,396
INDONESIA 3.9%
Indonesia Government International Bond (a)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
INDONESIA (CONTINUED)
01/17/18	6.875%		$1,880,000	$2,121,655
05/05/21	4.875%		1,100,000	1,200,100
01/15/24	5.875%		4,000,000	4,625,000
01/17/38	7.750%		610,000	832,650
Indonesia Treasury Bond
05/15/16	10.750%	IDR	25,410,000,000	2,019,196
11/15/20	11.000%	IDR	55,820,000,000	4,984,310
07/15/22	10.250%	IDR	49,117,000,000	4,357,232
03/15/29	9.000%	IDR	54,580,000,000	4,679,479
Total				24,819,622
ITALY 0.4%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	334
Italy Buoni Poliennali Del Tesoro (a)
09/01/44	4.750%	EUR	1,650,000	2,829,222
Total				2,829,556
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%		600,000	651,000
LITHUANIA 0.7%
Lithuania Government International Bond
02/07/18	4.850%	EUR	3,400,000	4,148,916
MALAYSIA 2.2%
Malaysia Government Bond
03/31/20	3.492%	MYR	39,780,000	10,637,194
Petronas Capital Ltd. (a)
08/12/19	5.250%		3,125,000	3,503,616
Total				14,140,810
MEXICO 4.2%
Mexican Bonos
12/07/23	8.000%	MXN	39,000,000	2,916,960
05/31/29	8.500%	MXN	28,500,000	2,257,349
11/23/34	7.750%	MXN	223,000,000	16,806,570
Mexico Government International Bond
09/27/34	6.750%		315,000	420,525
Petroleos Mexicanos
03/01/18	5.750%		1,513,000	1,662,031
01/24/22	4.875%		1,300,000	1,379,625
01/18/24	4.875%		1,700,000	1,799,450
Total				27,242,510
NETHERLANDS 0.3%
Petrobras Global Finance BV
03/17/24	6.250%		1,700,000	1,602,760

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
NEW ZEALAND 3.1%
New Zealand Government Bond
04/15/23	5.500%	NZD	$22,929,000	$19,864,678
PANAMA 0.1%
Ena Norte Trust (a)
04/25/23	4.950%		717,691	732,045
PARAGUAY 0.1%
Republic of Paraguay (a)
08/11/44	6.100%		700,000	764,750
PERU 0.9%
Corporacion Financiera de Desarrollo SA (a)(e)
07/15/29	5.250%		1,300,000	1,351,805
Peruvian Government International Bond
08/12/26	8.200%	PEN	11,740,000	4,446,770
Total				5,798,575
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%		700,000	835,625
PORTUGAL 3.4%
Portugal Obrigacoes do Tesouro OT (a)
04/15/21	3.850%	EUR	8,250,000	10,301,145
02/15/24	5.650%	EUR	8,160,000	11,760,727
Total				22,061,872
QATAR 0.1%
Qatar Government International Bond (a)
01/20/40	6.400%		200,000	271,300
ROMANIA 0.1%
Romanian Government International Bond (a)
01/22/24	4.875%		700,000	773,500
RUSSIAN FEDERATION 1.0%
Gazprom OAO Via Gaz Capital SA (a)
11/22/16	6.212%		600,000	617,742
03/07/22	6.510%		3,850,000	3,719,562
08/16/37	7.288%		570,000	555,522
Russian Foreign Bond - Eurobond (e)
03/31/30	7.500%		1,506,500	1,728,558
Total				6,621,384

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
SERBIA 0.1%
Republic of Serbia (a)
12/03/18	5.875%		$700,000	$746,375
SPAIN 2.7%
Spain Government Bond
01/31/22	5.850%	EUR	4,990,000	7,135,684
Spain Government Bond (a)
10/31/44	5.150%	EUR	5,650,000	10,337,986
Total				17,473,670
THAILAND 0.8%
Thailand Government Bond
03/13/18	5.125%	THB	148,020,000	4,958,702
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%		1,950,000	2,313,187
TURKEY 2.1%
Export Credit Bank of Turkey (a)
04/24/19	5.875%		250,000	263,475
09/23/21	5.000%		1,400,000	1,403,500
Turkey Government International Bond
02/16/17	5.500%	EUR	3,400,000	3,949,635
06/05/20	7.000%		1,330,000	1,536,150
02/05/25	7.375%		1,300,000	1,613,040
03/17/36	6.875%		4,010,000	4,966,465
Total				13,732,265
UNITED KINGDOM 4.4%
United Kingdom Gilt
03/07/25	5.000%	GBP	10,090,000	19,649,881
12/07/38	4.750%	GBP	3,880,000	8,436,178
Total				28,086,059
URUGUAY 0.1%
Uruguay Government International Bond
03/21/36	7.625%		550,000	778,250
VENEZUELA 0.7%
Petroleos de Venezuela SA
10/28/15	5.000%		1,500,000	1,409,850
04/12/17	5.250%		2,890,000	1,185,044
Venezuela Government International Bond
02/26/16	5.750%		1,650,000	1,266,375
05/07/23	9.000%		2,284,000	816,530
Total				4,677,799

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
ZAMBIA 0.3%
Zambia Government International Bond (a)
04/14/24	8.500%	$2,000,000	$2,120,000
Total Foreign Government Obligations (Cost: $312,010,925)			$287,827,335

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(h)
12/27/20	6.250%	$41,000	$41,205
UNITED STATES 0.1%
Applied Systems, Inc. 1st Lien Term Loan (e)(h)
01/25/21	4.286%	11,850	11,843
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (e)(h)
02/01/20	3.750%	53,524	53,177
CHS/Community Health Systems, Inc. Tranche D Term Loan (e)(h)
01/27/21	4.250%	39,500	39,684
PQ Corp. Term Loan (e)(h)
08/07/17	4.000%	160,493	159,850

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (e)(h)
08/21/20	5.750%	$182,000	$183,820
Riverbed Technology, Inc. Tranche B Term Loan (e)(h)
02/25/22	6.000%	297,451	300,128
TIBCO Software, Inc. Term Loan (e)(h)
12/04/20	6.500%	78,889	78,815
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (e)(h)
07/03/19	4.250%	48,265	48,305
Total			875,622
Total Senior Loans (Cost: $913,210)			$916,827

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.123% (i)(j)	39,328,304	$39,328,304
Total Money Market Funds (Cost: $39,328,304)		$39,328,304
Total Investments
(Cost: $651,163,321) (k)		$634,111,604(l)
Other Assets & Liabilities, Net		10,122,454
Net Assets		$644,234,058

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	04/30/2015	1,960,180,000 JPY	16,456,115 USD	105,113	—
Barclays Bank PLC	04/30/2015	16,238,687 USD	1,960,180,000 JPY	112,315	—
Citigroup Global Markets Inc.	04/17/2015	16,150,000 AUD	12,285,305 USD	—	(4,037)
Citigroup Global Markets Inc.	04/17/2015	23,100,000,000 COP	8,712,050 USD	—	(155,671)
Citigroup Global Markets Inc.	04/17/2015	216,470,000,000 IDR	16,152,369 USD	—	(322,080)
Citigroup Global Markets Inc.	04/17/2015	1,804,781 USD	12,660,000 DKK	18,140	—
Citigroup Global Markets Inc.	04/30/2015	41,985,000 AUD	32,819,255 USD	896,245	—
Citigroup Global Markets Inc.	04/30/2015	84,230,000 NZD	63,063,102 USD	275,159	—
Citigroup Global Markets Inc.	04/30/2015	32,428,454 USD	41,985,000 AUD	—	(505,444)
Credit Suisse	04/30/2015	31,026,000 EUR	33,887,992 USD	514,247	—
Credit Suisse	04/30/2015	88,596,980 USD	82,035,000 EUR	—	(354,370)
Deutsche Bank	04/17/2015	164,000,000 THB	4,984,802 USD	—	(51,475)
Deutsche Bank	04/17/2015	1,526,278 USD	5,942,000 PLN	40,893	—
Goldman, Sachs & Co.	04/17/2015	294,720,000 MXN	18,833,152 USD	—	(468,595)
Goldman, Sachs & Co.	04/17/2015	1,303,861 USD	11,151,000 SEK	—	(8,765)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	04/17/2015	1,514,652 USD	18,802,000 ZAR	31,474	—
Goldman, Sachs & Co.	04/30/2015	51,009,000 EUR	55,571,143 USD	702,279	—
HSBC Securities (USA), Inc.	04/17/2015	76,939,514 USD	9,308,858,000 JPY	694,965	—
HSBC Securities (USA), Inc.	04/30/2015	16,402,143,000 CLP	26,334,018 USD	132,218	—
HSBC Securities (USA), Inc.	04/30/2015	25,861,675 USD	16,402,143,000 CLP	340,126	—
J.P. Morgan Securities, Inc.	04/17/2015	102,980,000 BRL	32,543,397 USD	404,327	—
J.P. Morgan Securities, Inc.	04/17/2015	4,288,000 EUR	4,638,870 USD	27,232	—
J.P. Morgan Securities, Inc.	04/17/2015	34,700,000 MYR	9,353,100 USD	4,364	—
J.P. Morgan Securities, Inc.	04/17/2015	5,496,903 USD	6,980,000 CAD	13,109	—
J.P. Morgan Securities, Inc.	04/17/2015	44,093,960 USD	41,535,600 EUR	576,551	—
Morgan Stanley	04/30/2015	1,622,000 NZD	1,210,612 USD	1,517	—
Standard Chartered Bank	04/17/2015	14,380,000 GBP	21,577,432 USD	248,433	—
Standard Chartered Bank	04/17/2015	13,497,108 USD	8,958,000 GBP	—	(210,240)
Standard Chartered Bank	04/20/2015	15,500,000 PEN	4,968,745 USD	—	(19,549)
Standard Chartered Bank	04/30/2015	102,800,000 CNY	16,657,215 USD	—	(30,314)
Standard Chartered Bank	04/30/2015	754,861,000 MXN	49,893,604 USD	500,162	—
Standard Chartered Bank	04/30/2015	115,137,532 USD	1,740,848,000 MXN	—	(1,227,191)
UBS Securities	04/17/2015	26,707,000 NZD	19,318,508 USD	—	(616,659)
Total				5,638,869	(3,974,390)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $4,851,969 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND FUT	655	AUD	56,198,912	06/2015	92,643	—
EURO_BTP FUTURE	200	EUR	30,231,738	06/2015	67,893	—
LONG GILT	148	GBP	26,509,842	06/2015	608,549	—
US 2YR NOTE (CBT)	27	USD	5,917,219	06/2015	21,499	—
US 10YR NOTE (CBT)	415	USD	53,496,094	06/2015	907,051	—
Total			172,353,805		1,697,635	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(106)	EUR	(14,751,983)	06/2015	—	(24,802)
EURO-BUND FUTURE	(177)	EUR	(30,215,093)	06/2015	—	(75,672)
US 5YR NOTE (CBT)	(246)	USD	(29,571,891)	06/2015	—	(296,351)
US ULTRA BOND (CBT)	(114)	USD	(19,365,750)	06/2015	—	(396,314)
Total			(93,904,717)		—	(793,139)

Credit Default Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $3,284,275 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	3.430%	60,095,000	131,016	100,158	231,174	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $5,725,451 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.519	03/05/2020	MXN	700,000,000	—	—	(526,517)
JPMorgan	6-Month PLN-WIBOR	Receive	1.918	03/23/2020	PLN	131,000,000	—	—	(105,890)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	01/28/2025	USD	139,000,000	(1,302)	387,975	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.134	02/13/2025	USD	18,000,000	(142)	—	(222,777)
Total								387,975	(855,184)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $211,694,058 or 32.86% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Variable rate security.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,874,792	169,585,082	(162,131,570)	39,328,304	11,549	39,328,304

(k)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $651,163,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,498,000
Unrealized Depreciation	(33,549,000)
Net Unrealized Depreciation	$(17,051,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	China, Yuan Renminbi

COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	183,226,936	—	183,226,936
Residential Mortgage-Backed Securities - Agency	—	17,203,525	—	17,203,525
Residential Mortgage-Backed Securities - Non-Agency	—	3,367,206	—	3,367,206
Commercial Mortgage-Backed Securities - Agency	—	22,371,790	—	22,371,790
Commercial Mortgage-Backed Securities - Non-Agency	—	23,378,231	3,384,989	26,763,220
Asset-Backed Securities - Non-Agency	—	38,400,458	—	38,400,458
Inflation-Indexed Bonds	—	13,605,542	—	13,605,542
U.S. Treasury Obligations	1,100,461	—	—	1,100,461
Foreign Government Obligations	—	287,827,335	—	287,827,335
Total Bonds	1,100,461	589,381,023	3,384,989	593,866,473
Other
Senior Loans
Lodging	—	—	41,205	41,205
All Other Industries	—	875,622	—	875,622
Total Other	—	875,622	41,205	916,827
Mutual Funds
Money Market Funds	39,328,304	—	—	39,328,304
Total Mutual Funds	39,328,304	—	—	39,328,304
Investments in Securities	40,428,765	590,256,645	3,426,194	634,111,604
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,638,869	—	5,638,869
Futures Contracts	1,697,635	—	—	1,697,635
Swap Contracts	—	619,149	—	619,149
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,974,390)	—	(3,974,390)
Futures Contracts	(793,139)	—	—	(793,139)
Swap Contracts	—	(855,184)	—	(855,184)
Total	41,333,261	591,685,089	3,426,194	636,444,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,767,929	4,439,137	4,439,137	2,767,929

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.0%
Aerospace & Defense 0.6%
Bombardier, Inc. (a)
03/15/20	7.750%	$702,000	$734,643
03/15/25	7.500%	892,000	880,292
TransDigm, Inc.
07/15/21	7.500%	805,000	865,375
07/15/22	6.000%	266,000	266,000
07/15/24	6.500%	372,000	373,860
Total			3,120,170
Automotive 1.8%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,101,968
Gates Global LLC/Co. (a)
07/15/22	6.000%	1,029,000	971,119
General Motors Co.
10/02/23	4.875%	2,563,000	2,774,996
General Motors Financial Co., Inc.
09/25/21	4.375%	926,000	983,495
01/15/25	4.000%	1,069,000	1,090,290
Schaeffler Finance BV (a)
05/15/21	4.250%	691,000	687,545
05/15/21	4.750%	1,052,000	1,062,520
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	1,014,000	1,072,305
Total			9,744,238
Banking 2.9%
Ally Financial, Inc.
03/15/20	8.000%	5,770,000	6,880,725
02/13/22	4.125%	2,238,000	2,182,050
09/30/24	5.125%	741,000	764,156
03/30/25	4.625%	855,000	842,175
Royal Bank of Scotland Group PLC
05/28/24	5.125%	2,366,000	2,482,197
Synovus Financial Corp.
02/15/19	7.875%	2,456,000	2,750,720
Total			15,902,023
Brokerage/Asset Managers/Exchanges 0.4%
E*TRADE Financial Corp.
11/15/22	5.375%	1,337,000	1,410,535
09/15/23	4.625%	974,000	991,045
Total			2,401,580
Building Materials 2.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	804,650
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,821,000	1,848,315
HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,295,150
07/15/20	11.500%	860,000	994,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
HD Supply, Inc. (a)
12/15/21	5.250%	$971,000	$1,000,130
Masco Corp.
04/01/25	4.450%	913,000	942,672
NCI Building Systems, Inc. (a)
01/15/23	8.250%	1,452,000	1,535,490
Nortek, Inc.
04/15/21	8.500%	1,545,000	1,653,150
RSI Home Products, Inc. (a)
03/15/23	6.500%	746,000	759,055
Total			11,832,987
Cable and Satellite 7.6%
Altice Financing SA (a)
02/15/23	6.625%	1,047,000	1,077,101
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	926,494
04/30/21	6.500%	1,972,000	2,070,600
01/31/22	6.625%	300,000	320,625
09/30/22	5.250%	480,000	490,800
CSC Holdings LLC
02/15/19	8.625%	888,000	1,027,878
CSC Holdings, Inc.
11/15/21	6.750%	2,204,000	2,451,950
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	976,000	1,028,460
12/15/21	5.125%	456,000	456,000
Cogeco Cable, Inc. (a)
05/01/20	4.875%	428,000	433,350
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,125,322
06/01/21	6.750%	3,183,000	3,389,895
07/15/22	5.875%	239,000	242,884
11/15/24	5.875%	75,000	75,094
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,215,000	1,215,000
Hughes Satellite Systems Corp.
06/15/19	6.500%	571,000	619,535
06/15/21	7.625%	2,480,000	2,728,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,708,000
04/01/21	7.500%	1,225,000	1,260,219
Intelsat Luxembourg SA
06/01/21	7.750%	201,000	185,423
06/01/23	8.125%	1,184,000	1,089,280
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	212,000	214,120
Quebecor Media, Inc.
01/15/23	5.750%	1,064,000	1,095,920
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,110,000	1,115,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
UPCB Finance IV Ltd. (a)(b)
01/15/25	5.375%	$1,809,000	$1,809,000
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	920,000	959,100
01/15/25	5.000%	1,342,000	1,355,420
Unitymedia KabelBW GmbH (a)
01/15/25	6.125%	1,551,000	1,640,182
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,032,060
Videotron Ltd. (a)
06/15/24	5.375%	720,000	741,600
Virgin Media Finance PLC (a)
10/15/24	6.000%	470,000	493,500
01/15/25	5.750%	2,839,000	2,946,314
Virgin Media Secured Finance PLC (a)
04/15/21	5.375%	537,000	565,193
01/15/26	5.250%	747,000	761,940
Ziggo Bond Finance BV (a)
01/15/25	5.875%	703,000	736,392
Total			41,388,201
Chemicals 3.2%
Angus Chemical Co. (a)
02/15/23	8.750%	1,059,000	1,053,705
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	1,535,000	1,650,125
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	597,240
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	552,000	557,520
Huntsman International LLC
11/15/20	4.875%	703,000	703,000
03/15/21	8.625%	71,000	75,970
INEOS Group Holdings SA (a)
08/15/18	6.125%	272,000	273,360
02/15/19	5.875%	1,477,000	1,460,384
NOVA Chemicals Corp. (a)
05/01/25	5.000%	1,057,000	1,104,565
PQ Corp. (a)
11/01/18	8.750%	6,120,000	6,364,800
Platform Specialty Products Corp. (a)
02/01/22	6.500%	2,413,000	2,521,585
WR Grace & Co. (a)
10/01/21	5.125%	795,000	824,812
Total			17,187,066
Construction Machinery 1.2%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	708,000	750,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
H&E Equipment Services, Inc.
09/01/22	7.000%	$227,000	$233,810
United Rentals North America, Inc.
05/15/20	7.375%	851,000	919,612
02/01/21	8.250%	1,025,000	1,107,000
04/15/22	7.625%	916,000	1,002,104
06/15/23	6.125%	1,287,000	1,362,611
11/15/24	5.750%	1,141,000	1,178,083
Total			6,553,700
Consumer Cyclical Services 1.7%
ADT Corp. (The)
03/15/20	5.250%	765,000	791,775
07/15/22	3.500%	1,113,000	1,012,830
APX Group, Inc.
12/01/19	6.375%	2,973,000	2,958,135
12/01/20	8.750%	2,042,000	1,883,745
IHS, Inc. (a)
11/01/22	5.000%	1,396,000	1,402,143
Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,365,356
Total			9,413,984
Consumer Products 1.2%
Serta Simmons Holdings LLC (a)
10/01/20	8.125%	1,501,000	1,579,802
Spectrum Brands, Inc.
03/15/20	6.750%	1,052,000	1,109,860
11/15/22	6.625%	722,000	772,540
Springs Industries, Inc.
06/01/21	6.250%	1,514,000	1,498,860
Tempur Sealy International, Inc.
12/15/20	6.875%	1,401,000	1,495,568
Total			6,456,630
Diversified Manufacturing 0.9%
Amsted Industries, Inc. (a)
03/15/22	5.000%	44,000	44,275
09/15/24	5.375%	1,229,000	1,229,000
Entegris, Inc. (a)
04/01/22	6.000%	1,404,000	1,463,670
Hamilton Sundstrand Corp. (a)
12/15/20	7.750%	2,536,000	2,263,380
Total			5,000,325
Electric 1.4%
AES Corp. (The)
06/01/20	8.000%	1,290,000	1,473,825
07/01/21	7.375%	706,000	783,660
NRG Energy, Inc.
07/15/22	6.250%	2,661,000	2,734,177

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Yield Operating LLC (a)
08/15/24	5.375%	$1,388,000	$1,443,520
TerraForm Power Operating LLC (a)
02/01/23	5.875%	1,077,000	1,117,388
Total			7,552,570
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	1,186,000	1,212,685
06/01/21	5.125%	535,000	544,330
Total			1,757,015
Finance Companies 5.2%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	4,506,000	4,658,077
10/01/21	5.000%	1,155,000	1,225,744
Aircastle Ltd.
03/15/21	5.125%	802,000	838,090
02/15/22	5.500%	550,000	585,063
CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,401,930
CIT Group, Inc. (a)
04/01/18	6.625%	1,645,000	1,764,262
International Lease Finance Corp.
05/15/19	6.250%	607,000	663,148
12/15/20	8.250%	1,230,000	1,497,525
04/15/21	4.625%	1,153,000	1,193,355
Navient Corp.
01/15/19	5.500%	224,000	228,480
10/26/20	5.000%	233,000	228,631
01/25/22	7.250%	944,000	995,920
03/25/24	6.125%	1,380,000	1,324,800
10/25/24	5.875%	2,663,000	2,489,905
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	793,000	815,799
12/15/21	7.250%	762,000	788,670
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	2,800,000	2,667,000
Springleaf Finance Corp.
12/15/17	6.900%	953,000	1,014,945
06/01/20	6.000%	759,000	762,795
10/01/21	7.750%	1,016,000	1,112,520
10/01/23	8.250%	715,000	793,650
iStar Financial, Inc
07/01/19	5.000%	1,383,000	1,383,000
Total			28,433,309
Food and Beverage 1.5%
B&G Foods, Inc.
06/01/21	4.625%	1,057,000	1,055,679
Constellation Brands, Inc.
11/15/19	3.875%	392,000	403,760
11/15/24	4.750%	1,002,000	1,059,615

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Darling Ingredients, Inc.
01/15/22	5.375%	$996,000	$1,003,470
Diamond Foods, Inc. (a)
03/15/19	7.000%	1,076,000	1,108,280
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	675,000	675,000
Post Holdings, Inc.
02/15/22	7.375%	343,000	355,005
Post Holdings, Inc. (a)
12/15/22	6.000%	912,000	880,080
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,407,000	1,512,525
Total			8,053,414
Gaming 4.6%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	452,000	463,300
11/01/23	5.375%	845,000	873,519
GTECH Corp. (a)
02/15/22	6.250%	1,582,000	1,546,405
02/15/25	6.500%	1,185,000	1,143,525
MGM Resorts International
03/01/18	11.375%	2,059,000	2,486,242
10/01/20	6.750%	510,000	546,975
12/15/21	6.625%	1,853,000	1,979,236
Penn National Gaming, Inc.
11/01/21	5.875%	1,043,000	1,035,178
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,400,000	1,484,000
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,493,000	2,549,092
12/01/22	10.000%	3,857,000	3,640,044
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	2,880,000	3,096,000
10/01/20	7.804%	625,000	675,163
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,185,000	1,128,712
Tunica-Biloxi Gaming Authority (a)(c)
11/15/15	9.000%	5,259,000	2,359,976
Total			25,007,367
Health Care 8.9%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	396,495
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	467,000	475,173
Amsurg Corp.
11/30/20	5.625%	719,000	733,380
CHS/Community Health Systems, Inc.
08/01/21	5.125%	427,000	439,810
02/01/22	6.875%	3,937,000	4,207,669
Catamaran Corp.
03/15/21	4.750%	422,000	468,948

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	$970,000	$982,125
ConvaTec Healthcare E SA (a)
12/15/18	10.500%	3,147,000	3,323,232
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,056,000	2,184,500
07/15/24	5.125%	1,055,000	1,076,100
Emdeon, Inc.
12/31/19	11.000%	1,775,000	1,939,187
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	601,367
01/31/22	5.875%	1,121,000	1,233,100
10/15/24	4.750%	777,000	813,908
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	246,000	274,290
HCA, Inc.
02/15/20	6.500%	4,390,000	4,943,140
02/15/22	7.500%	3,233,000	3,770,486
02/01/25	5.375%	892,000	935,485
04/15/25	5.250%	1,836,000	1,982,880
IMS Health, Inc. (a)
11/01/20	6.000%	1,002,000	1,043,332
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	858,000	928,785
LifePoint Hospitals, Inc.
12/01/21	5.500%	1,628,000	1,705,330
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,565,000	1,623,687
Omnicare, Inc.
12/01/22	4.750%	823,000	849,747
12/01/24	5.000%	348,000	363,660
Physio-Control International, Inc. (a)
01/15/19	9.875%	1,356,000	1,440,750
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	578,000	582,335
Tenet Healthcare Corp.
10/01/20	6.000%	886,000	939,160
04/01/21	4.500%	2,075,000	2,033,500
04/01/22	8.125%	3,570,000	3,935,925
Universal Health Services, Inc. (a)
08/01/22	4.750%	2,123,000	2,231,804
Total			48,459,290
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	1,342,000	1,392,325
Home Construction 0.9%
Meritage Homes Corp.
03/01/18	4.500%	994,000	1,011,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
04/15/20	7.150%	$410,000	$441,775
04/01/22	7.000%	928,000	995,280
Standard Pacific Corp.
11/15/24	5.875%	460,000	472,650
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	326,000	345,560
04/15/21	5.250%	724,000	716,760
03/01/24	5.625%	848,000	828,920
Total			4,812,340
Independent Energy 8.2%
Antero Resources Corp.
12/01/22	5.125%	2,552,000	2,449,920
Antero Resources Corp. (a)
06/01/23	5.625%	216,000	213,840
Chesapeake Energy Corp.
08/15/20	6.625%	3,052,000	3,151,190
02/15/21	6.125%	3,500,000	3,543,750
03/15/23	5.750%	1,158,000	1,129,050
Cimarex Energy Co.
06/01/24	4.375%	489,000	485,333
Comstock Resources, Inc. (a)
03/15/20	10.000%	1,671,000	1,616,692
Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,586,963
04/01/23	5.500%	2,860,000	2,881,164
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	1,142,000	1,156,275
Diamondback Energy, Inc.
10/01/21	7.625%	370,000	389,425
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	3,259,000	3,413,802
09/01/22	7.750%	523,000	533,460
Hilcorp Energy I LP/Finance Co. (a)
12/01/24	5.000%	182,000	171,080
Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,639,300
05/01/22	7.375%	1,117,000	1,151,906
03/15/23	6.250%	2,214,000	2,208,465
Oasis Petroleum, Inc.
11/01/21	6.500%	893,000	852,815
03/15/22	6.875%	3,457,000	3,370,575
01/15/23	6.875%	1,476,000	1,431,720
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	2,943,000	2,972,430
RSP Permian, Inc. (a)
10/01/22	6.625%	591,000	593,955
Range Resources Corp.
03/15/23	5.000%	3,207,000	3,190,965
SM Energy Co. (a)
11/15/22	6.125%	842,000	837,790
Whiting Petroleum Corp.
03/15/21	5.750%	2,282,000	2,264,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Whiting Petroleum Corp. (a)
04/01/23	6.250%	$1,296,000	$1,291,140
Total			44,527,890
Leisure 1.4%
AMC Entertainment, Inc.
02/15/22	5.875%	774,000	803,025
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,913,999	4,168,410
09/15/23	6.125%	138,000	150,420
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,208,025
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	619,000	632,927
Cinemark USA, Inc.
12/15/22	5.125%	528,000	535,920
United Artists Theatre Circuit, Inc. (d)(e)
07/01/15	9.300%	153,692	153,692
07/01/15	9.300%	50,222	50,222
Total			7,702,641
Lodging 1.0%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	2,886,000	3,037,515
Playa Resorts Holding BV (a)
08/15/20	8.000%	2,440,000	2,488,800
Total			5,526,315
Media and Entertainment 5.3%
AMC Networks, Inc.
12/15/22	4.750%	3,782,000	3,765,435
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,154,342
11/15/22	6.500%	3,166,000	3,332,215
Gannett Co., Inc. (a)
09/15/24	5.500%	428,000	447,795
Lamar Media Corp.
01/15/24	5.375%	571,000	595,268
MDC Partners, Inc. (a)
04/01/20	6.750%	2,274,000	2,396,227
Netflix, Inc. (a)
02/15/22	5.500%	959,000	980,578
02/15/25	5.875%	1,343,000	1,378,254
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	846,000	871,380
Nielsen Finance LLC/Co.
10/01/20	4.500%	531,000	540,293
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	300,000	312,000
02/15/24	5.625%	300,000	314,250
03/15/25	5.875%	2,351,000	2,480,305
Outfront Media Capital LLC/Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
02/15/24	5.625%	$188,000	$196,930
Univision Communications, Inc. (a)
05/15/23	5.125%	2,255,000	2,288,825
02/15/25	5.125%	1,902,000	1,942,417
iHeartCommunications, Inc.
03/01/21	9.000%	2,852,000	2,730,790
iHeartCommunications, Inc. (a)
03/15/23	10.625%	1,130,000	1,135,650
Total			28,862,954
Metals 0.6%
Alcoa, Inc.
10/01/24	5.125%	1,438,000	1,539,109
ArcelorMittal
03/01/21	6.250%	1,262,000	1,340,875
02/25/22	7.000%	589,000	645,102
Total			3,525,086
Midstream 5.6%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	1,594,000	1,637,835
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	181,000	181,905
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	1,347,000	1,360,470
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	3,800,000	4,094,500
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,624,350
02/15/23	5.500%	2,451,000	2,518,402
07/15/23	4.500%	935,000	925,650
12/01/24	4.875%	3,975,000	4,064,040
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	2,902,000	3,039,845
03/01/22	5.875%	548,000	594,580
10/01/22	5.000%	1,454,000	1,512,160
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	3,029,000	2,994,924
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	76,380
11/15/23	4.250%	1,366,000	1,314,775
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	1,934,000	1,992,020
11/15/19	4.125%	749,000	745,255
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	385,000	396,550
10/15/22	6.250%	1,128,000	1,167,480
Total			30,241,121
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	832,000	864,282
02/01/22	5.875%	464,000	477,920
Total			1,342,202

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.5%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$2,456,000	$2,640,200
Packaging 1.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	979,000	991,237
Berry Plastics Corp.
05/15/22	5.500%	690,000	708,975
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	277,000	277,693
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	2,848,000	2,897,840
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	145,000	155,150
10/15/20	5.750%	2,925,000	3,023,719
02/15/21	8.250%	1,059,000	1,133,130
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	1,428,000	1,419,075
Total			10,606,819
Pharmaceuticals 3.2%
Capsugel SA PIK (a)
05/15/19	7.000%	461,000	470,736
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,570,000	1,617,100
Grifols Worldwide Operations Ltd. (a)
04/01/22	5.250%	1,468,000	1,491,855
Jaguar Holding Co. I PIK (a)
10/15/17	9.375%	892,000	912,070
VRX Escrow Corp. (a)
05/15/23	5.875%	2,438,000	2,498,950
04/15/25	6.125%	1,788,000	1,850,580
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	1,298,000	1,367,768
10/15/20	6.375%	3,223,000	3,347,891
07/15/21	7.500%	1,855,000	2,006,294
12/01/21	5.625%	1,042,000	1,057,630
03/01/23	5.500%	776,000	781,820
Total			17,402,694
Property & Casualty 0.8%
HUB International Ltd. (a)
10/01/21	7.875%	3,784,000	3,878,600
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	364,000	361,270
Total			4,239,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	$1,363,000	$1,373,222
Restaurants 0.4%
BC ULC/New Red Finance Inc. (a)
04/01/22	6.000%	1,913,000	1,979,955
Retailers 2.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	768,000	796,800
Family Tree Escrow LLC (a)
03/01/20	5.250%	282,000	295,395
03/01/23	5.750%	1,494,000	1,572,435
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	630,000	631,575
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	535,000	567,100
Penske Automotive Group, Inc.
12/01/24	5.375%	835,000	860,050
PetSmart, Inc. (a)
03/15/23	7.125%	1,231,000	1,275,624
Rite Aid Corp.
03/15/20	9.250%	1,471,000	1,621,777
06/15/21	6.750%	485,000	515,919
02/15/27	7.700%	602,000	695,310
Rite Aid Corp. (a)(b)
04/01/23	6.125%	2,682,000	2,749,050
Total			11,581,035
Technology 5.6%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,221,000	1,262,209
08/01/22	5.375%	2,604,000	2,597,490
Ancestry.com, Inc.
12/15/20	11.000%	354,000	392,940
Audatex North America, Inc. (a)
06/15/21	6.000%	636,000	672,570
11/01/23	6.125%	636,000	672,570
Equinix, Inc.
04/01/20	4.875%	683,000	705,198
01/01/22	5.375%	859,000	895,507
04/01/23	5.375%	2,799,000	2,905,362
First Data Corp.
01/15/21	12.625%	2,340,000	2,772,900
06/15/21	10.625%	152,000	172,900
First Data Corp. (a)
06/15/19	7.375%	1,733,000	1,808,819
11/01/20	6.750%	1,334,000	1,417,375
01/15/21	8.250%	1,070,000	1,144,900
Goodman Networks, Inc.
07/01/18	12.125%	787,000	731,910

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
MSCI, Inc. (a)
11/15/24	5.250%	$1,407,000	$1,454,486
NCR Corp.
12/15/21	5.875%	458,000	477,465
12/15/23	6.375%	539,000	574,035
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,008,000	1,065,960
03/15/23	5.750%	560,000	595,000
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	952,000	978,180
Riverbed Technology, Inc. (a)
03/01/23	8.875%	1,098,000	1,100,745
Sensata Technologies BV (a)
10/01/25	5.000%	1,758,000	1,782,172
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,137,150
VeriSign, Inc. (a)
04/01/25	5.250%	1,172,000	1,195,440
Zebra Technologies Corp. (a)
10/15/22	7.250%	1,736,000	1,870,540
Total			30,383,823
Transportation Services 0.1%
Hertz Corp. (The)
10/15/20	5.875%	275,000	282,562
Wireless 6.7%
Altice SA (a)
05/15/22	7.750%	1,757,000	1,786,649
02/15/25	7.625%	1,304,000	1,310,520
Crown Castle International Corp.
04/15/22	4.875%	788,000	818,535
01/15/23	5.250%	1,145,000	1,202,250
Numericable-SFR (a)
05/15/19	4.875%	995,000	990,025
05/15/22	6.000%	2,468,000	2,498,850
SBA Telecommunications, Inc.
07/15/20	5.750%	1,277,000	1,342,446
Sprint Communications, Inc.
08/15/20	7.000%	729,000	740,391
11/15/21	11.500%	1,496,000	1,806,420
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	6,669,270
03/01/20	7.000%	1,539,000	1,696,747
Sprint Corp.
09/15/21	7.250%	688,000	691,440
09/15/23	7.875%	1,182,000	1,205,640
06/15/24	7.125%	802,000	781,950
02/15/25	7.625%	459,000	456,705
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,616,293
01/15/22	6.125%	695,000	716,719
04/28/22	6.731%	641,000	674,653

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
03/01/23	6.000%	$1,241,000	$1,271,640
04/01/23	6.625%	1,511,000	1,580,884
01/15/24	6.500%	695,000	726,275
03/01/25	6.375%	310,000	319,889
Wind Acquisition Finance SA (a)
04/30/20	6.500%	1,793,000	1,900,580
07/15/20	4.750%	2,435,000	2,441,087
04/23/21	7.375%	1,388,000	1,440,050
Total			36,685,908
Wirelines 4.4%
CenturyLink, Inc.
04/01/20	5.625%	665,000	698,250
06/15/21	6.450%	1,351,000	1,457,391
03/15/22	5.800%	540,000	562,275
CenturyLink, Inc. (a)
04/01/25	5.625%	1,358,000	1,363,092
Frontier Communications Corp.
03/15/19	7.125%	534,000	580,725
07/01/21	9.250%	231,000	267,960
09/15/21	6.250%	266,000	266,665
04/15/22	8.750%	931,000	1,033,410
04/15/24	7.625%	1,081,000	1,125,591
01/15/25	6.875%	2,999,000	2,969,010
Level 3 Communications, Inc.
12/01/22	5.750%	1,123,000	1,153,209
Level 3 Financing, Inc.
06/01/20	7.000%	1,610,000	1,714,650
01/15/21	6.125%	875,000	917,656
08/15/22	5.375%	1,831,000	1,884,213
Telecom Italia Capital SA
06/18/19	7.175%	778,000	895,673
Telecom Italia SpA (a)
05/30/24	5.303%	1,784,000	1,868,740
Windstream Corp.
10/15/20	7.750%	864,000	884,520
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	604,000	684,030
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	3,660,000	3,678,300
Total			24,005,360
Total Corporate Bonds & Notes (Cost: $504,255,365)			$517,378,191

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.5%
Chemicals 0.4%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (f)(g)
02/01/20	3.750%	$745,583	$740,752

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Term Loan (f)(g)
08/07/17	4.000%	$1,303,788	$1,298,572
Total			2,039,324
Health Care 1.5%
American Renal Holdings, Inc. 2nd Lien Term Loan (f)(g)
03/20/20	8.500%	2,269,000	2,251,983
U.S. Renal Care, Inc. (f)(g)
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,569,540
Tranche B1 2nd Lien Term Loan
07/03/20	8.500%	628,657	634,158
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	2,265,066	2,266,946
United Surgical Partners International, Inc. Tranche B Term Loan (f)(g)
04/03/19	4.750%	1,538,717	1,536,317
Total			8,258,944
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(g)
12/27/20	6.250%	414,000	416,070
Technology 0.5%
Applied Systems, Inc. (f)(g)
1st Lien Term Loan
01/25/21	4.286%	169,850	169,745
2nd Lien Term Loan
01/24/22	7.500%	202,000	201,305
Riverbed Technology, Inc. Tranche B Term Loan (b)(f)(g)
02/25/22	6.000%	1,632,546	1,647,239
TIBCO Software, Inc. Term Loan (f)(g)
12/04/20	6.500%	782,778	782,042
Total			2,800,331
Total Senior Loans (Cost: $13,423,294)			$13,514,669

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (d)(e)	5,000,000	$14,017
TOTAL FINANCIALS		14,017
Total Limited Partnerships (Cost: $—)		$14,017

	Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.123% (h)(i)	10,886,897	$10,886,897
Total Money Market Funds (Cost: $10,886,897)		$10,886,897
Total Investments
(Cost: $528,565,556) (j)		$541,793,774(k)
Other Assets & Liabilities, Net		2,590,115
Net Assets		$544,383,889

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $78,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(58)	USD	(7,476,563)	06/2015	—	(97,970)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $228,809,182 or 42.03% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $2,359,976, which represents 0.43% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $217,931, which represents 0.04% of net assets.  Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	04-09-2002	153,293
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	12-11-2001 - 08-28-2002	49,682
Varde Fund V LP	04-27-2000 - 06-19-2000	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $217,931, which represents 0.04% of net assets.

(f)	Variable rate security.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,874,723	51,283,106	(53,270,932)	10,886,897	2,882	10,886,897

(j)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $528,566,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,607,000
Unrealized Depreciation	(5,379,000)
Net Unrealized Appreciation	$13,228,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	7,498,727	203,914	7,702,641
All Other Industries	—	509,675,550	—	509,675,550
Total Bonds	—	517,174,277	203,914	517,378,191
Other
Senior Loans
Health Care	—	6,055,246	2,203,698	8,258,944
Lodging	—	—	416,070	416,070
All Other Industries	—	4,839,655	—	4,839,655
Limited Partnerships	—	—	14,017	14,017
Total Other	—	10,894,901	2,633,785	13,528,686
Mutual Funds
Money Market Funds	10,886,897	—	—	10,886,897
Total Mutual Funds	10,886,897	—	—	10,886,897
Investments in Securities	10,886,897	528,069,178	2,837,699	541,793,774
Derivatives
Liabilities
Futures Contracts	(97,970)	—	—	(97,970)
Total	10,788,927	528,069,178	2,837,699	541,695,804

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,234,965	623,156	623,156	2,234,965

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.3%
Aerospace & Defense 0.9%
ADS Tactical, Inc. (a)
04/01/18	11.000%	$2,899,000	$2,942,485
Bombardier, Inc. (a)
03/15/20	7.750%	1,189,000	1,244,289
03/15/25	7.500%	1,668,000	1,646,107
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	1,218,000	1,269,765
TransDigm, Inc.
07/15/22	6.000%	3,125,000	3,125,000
Total			10,227,646
Automotive 2.3%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	1,691,000	1,741,730
03/15/21	6.250%	2,000,000	2,105,000
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	620,000	62
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	2,803,000	3,108,835
Gates Global LLC/Co. (a)
07/15/22	6.000%	2,094,000	1,976,213
General Motors Co.
10/02/23	4.875%	6,000,000	6,496,284
General Motors Financial Co., Inc.
09/25/21	4.375%	1,706,000	1,811,926
01/15/25	4.000%	2,006,000	2,045,951
Lear Corp. Escrow Bond (b)(c)(e)
12/01/16	8.750%	595,000	—
Schaeffler Finance BV (a)
05/15/21	4.250%	546,000	543,270
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	4,147,000	4,338,799
11/15/19	6.250%	2,132,000	2,254,590
Total			26,422,660
Banking 3.3%
Ally Financial, Inc.
03/15/20	8.000%	10,979,000	13,092,458
09/15/20	7.500%	2,865,000	3,355,631
02/13/22	4.125%	4,769,000	4,649,775
03/30/25	4.625%	1,801,000	1,773,985
11/01/31	8.000%	1,536,000	1,920,000
Popular, Inc.
07/01/19	7.000%	1,279,000	1,285,395
Royal Bank of Scotland Group PLC
05/28/24	5.125%	4,858,000	5,096,581
Royal Bank of Scotland PLC (The) (f)
03/16/22	9.500%	700,000	789,457

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Synovus Financial Corp.
02/15/19	7.875%	$5,187,000	$5,809,440
Total			37,772,722
Brokerage/Asset Managers/Exchanges 0.4%
E*TRADE Financial Corp.
11/15/22	5.375%	2,810,000	2,964,550
09/15/23	4.625%	2,072,000	2,108,260
Total			5,072,810
Building Materials 1.5%
Allegion US Holding Co., Inc.
10/01/21	5.750%	2,125,000	2,220,625
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	4,022,000	4,082,330
Building Materials Corp. of America (a)
05/01/21	6.750%	2,239,000	2,378,937
Gibraltar Industries, Inc.
02/01/21	6.250%	892,000	905,380
HD Supply, Inc. (a)
12/15/21	5.250%	2,043,000	2,104,290
Masco Corp.
04/01/25	4.450%	2,773,000	2,863,122
Nortek, Inc.
04/15/21	8.500%	877,000	938,390
RSI Home Products, Inc. (a)
03/15/23	6.500%	1,571,000	1,598,493
Total			17,091,567
Cable and Satellite 6.2%
Altice Financing SA (a)
02/15/23	6.625%	2,219,000	2,282,796
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	1,417,000	1,487,850
09/30/22	5.250%	1,834,000	1,875,265
01/15/24	5.750%	2,200,000	2,285,250
CCOH Safari LLC
12/01/24	5.750%	2,548,000	2,624,440
CSC Holdings, Inc.
11/15/21	6.750%	5,920,000	6,586,000
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	2,927,000	3,084,326
12/15/21	5.125%	3,071,000	3,071,000
DISH DBS Corp.
06/01/21	6.750%	8,286,000	8,824,590
07/15/22	5.875%	4,040,000	4,105,650
11/15/24	5.875%	1,250,000	1,251,562
DigitalGlobe, Inc. (a)
02/01/21	5.250%	2,578,000	2,578,000
Hughes Satellite Systems Corp.
06/15/19	6.500%	3,292,000	3,571,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Intelsat Jackson Holdings SA
04/01/21	7.500%	$925,000	$951,594
08/01/23	5.500%	3,609,000	3,405,994
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	416,000	420,160
Quebecor Media, Inc. (a)(b)(c)
01/15/49	9.750%	1,855,000	41,181
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	3,091,000	3,106,455
UPCB Finance IV Ltd. (a)(g)
01/15/25	5.375%	3,830,000	3,830,000
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	2,795,000	2,822,950
Videotron Ltd.
07/15/22	5.000%	1,672,000	1,722,160
Virgin Media Finance PLC (a)
01/15/25	5.750%	2,147,000	2,228,157
Virgin Media Secured Finance PLC (a)
04/15/21	5.375%	2,542,000	2,675,455
01/15/26	5.250%	5,807,000	5,923,140
Ziggo Bond Finance BV (a)
01/15/25	5.875%	998,000	1,045,405
Total			71,801,200
Chemicals 3.7%
Angus Chemical Co. (a)
02/15/23	8.750%	2,224,000	2,212,880
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	2,915,000	3,133,625
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,369,440
Huntsman International LLC
11/15/20	4.875%	1,318,000	1,318,000
Huntsman International LLC (a)
11/15/22	5.125%	1,104,000	1,106,760
INEOS Group Holdings SA (a)
08/15/18	6.125%	616,000	619,080
02/15/19	5.875%	2,916,000	2,883,195
JM Huber Corp. (a)
11/01/19	9.875%	3,775,000	4,095,875
NOVA Chemicals Corp. (a)
05/01/25	5.000%	4,814,000	5,030,630
PQ Corp. (a)
11/01/18	8.750%	13,761,000	14,311,440
Platform Specialty Products Corp. (a)
02/01/22	6.500%	5,129,000	5,359,805
WR Grace & Co. (a)
10/01/21	5.125%	1,645,000	1,706,687
Total			43,147,417

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 2.2%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	$2,069,000	$2,193,140
Case New Holland Industrial, Inc.
12/01/17	7.875%	13,141,000	14,557,600
H&E Equipment Services, Inc.
09/01/22	7.000%	2,223,000	2,289,690
United Rentals North America, Inc.
05/15/20	7.375%	223,000	240,979
04/15/22	7.625%	2,936,000	3,211,984
06/15/23	6.125%	2,394,000	2,534,648
Total			25,028,041
Consumer Cyclical Services 1.8%
ADT Corp. (The)
07/15/22	3.500%	4,673,000	4,252,430
06/15/23	4.125%	2,100,000	1,963,500
APX Group, Inc.
12/01/19	6.375%	12,514,000	12,451,430
IHS, Inc. (a)
11/01/22	5.000%	1,739,000	1,746,652
Total			20,414,012
Consumer Products 1.3%
Revlon Consumer Products Corp.
02/15/21	5.750%	3,712,000	3,832,640
Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,124,630
11/15/20	6.375%	2,660,000	2,820,398
11/15/22	6.625%	899,000	961,930
Springs Industries, Inc.
06/01/21	6.250%	3,710,000	3,672,900
Tempur Sealy International, Inc.
12/15/20	6.875%	2,412,000	2,574,810
Total			14,987,308
Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,188,560
Amsted Industries, Inc. (a)
03/15/22	5.000%	2,396,000	2,410,975
09/15/24	5.375%	2,055,000	2,055,000
Entegris, Inc. (a)
04/01/22	6.000%	2,928,000	3,052,440
Total			9,706,975
Electric 1.8%
AES Corp. (The)
07/01/21	7.375%	4,819,000	5,349,090
Calpine Corp. (a)
01/15/22	6.000%	3,702,000	3,961,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc.
07/15/22	6.250%	$6,548,000	$6,728,070
NRG Yield Operating LLC (a)
08/15/24	5.375%	2,778,000	2,889,120
TerraForm Power Operating LLC (a)
02/01/23	5.875%	2,287,000	2,372,762
Total			21,300,182
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	4,555,000	4,657,488
Finance Companies 5.7%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	3,491,000	3,608,821
Air Lease Corp.
03/01/20	4.750%	516,000	554,055
Aircastle Ltd.
03/15/21	5.125%	1,597,000	1,668,865
02/15/22	5.500%	1,216,000	1,293,520
Aviation Capital Group Corp. (a)
04/06/21	6.750%	157,000	178,672
CIT Group, Inc. (a)
02/15/19	5.500%	6,380,000	6,651,150
International Lease Finance Corp.
12/15/20	8.250%	10,831,000	13,186,742
01/15/22	8.625%	2,381,000	3,017,918
Navient Corp.
01/15/19	5.500%	1,937,000	1,975,740
10/26/20	5.000%	370,000	363,063
01/25/22	7.250%	1,919,000	2,024,545
03/25/24	6.125%	4,467,000	4,288,320
10/25/24	5.875%	5,070,000	4,740,450
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	1,959,000	2,015,321
12/15/21	7.250%	1,612,000	1,668,420
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	5,895,000	5,614,988
Springleaf Finance Corp.
12/15/17	6.900%	1,873,000	1,994,745
06/01/20	6.000%	2,000,000	2,010,000
10/01/21	7.750%	1,950,000	2,135,250
10/01/23	8.250%	1,352,000	1,500,720
iStar Financial, Inc
07/01/19	5.000%	4,698,000	4,698,000
Total			65,189,305
Food and Beverage 1.6%
Aramark Services, Inc.
03/15/20	5.750%	2,709,000	2,830,905

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
B&G Foods, Inc.
06/01/21	4.625%	$1,705,000	$1,702,869
Constellation Brands, Inc.
11/15/19	3.875%	825,000	849,750
05/01/21	3.750%	1,526,000	1,560,335
11/15/24	4.750%	825,000	872,438
Darling Ingredients, Inc.
01/15/22	5.375%	3,431,000	3,456,732
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	518,000	518,000
Post Holdings, Inc.
02/15/22	7.375%	1,043,000	1,079,505
Post Holdings, Inc. (a)
12/15/22	6.000%	2,114,000	2,040,010
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,934,000	3,154,050
Total			18,064,594
Gaming 4.3%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	1,200,000	1,230,000
11/01/23	5.375%	1,777,000	1,836,974
GTECH Corp. (a)
02/15/22	6.250%	3,324,000	3,249,210
02/15/25	6.500%	2,493,000	2,405,745
MCE Finance Ltd. (a)
02/15/21	5.000%	3,399,000	3,178,065
MGM Resorts International
10/01/20	6.750%	3,332,000	3,573,570
12/15/21	6.625%	5,374,000	5,740,104
03/15/23	6.000%	244,000	250,710
Penn National Gaming, Inc.
11/01/21	5.875%	2,171,000	2,154,717
Pinnacle Entertainment, Inc.
08/01/21	6.375%	2,889,000	3,062,340
Scientific Games International, Inc. (a)
01/01/22	7.000%	5,244,000	5,361,990
12/01/22	10.000%	5,781,000	5,455,819
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	4,985,000	5,358,875
10/01/20	7.804%	1,340,000	1,447,548
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	2,942,000	2,802,255
Tunica-Biloxi Gaming Authority (a)(d)
11/15/15	9.000%	4,284,000	1,922,445
Total			49,030,367
Health Care 7.2%
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	991,000	1,008,343
CHS/Community Health Systems, Inc.
08/01/21	5.125%	838,000	863,140
02/01/22	6.875%	7,575,000	8,095,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Catamaran Corp.
03/15/21	4.750%	$833,000	$925,671
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	1,932,000	1,956,150
ConvaTec Healthcare E SA (a)
12/15/18	10.500%	4,611,000	4,869,216
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,000,000	5,312,500
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	289,000	313,710
01/31/22	5.875%	2,530,000	2,783,000
10/15/24	4.750%	2,295,000	2,404,013
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	73,000	81,395
HCA Holdings, Inc.
02/15/21	6.250%	3,269,000	3,534,443
HCA, Inc.
03/15/19	3.750%	2,712,000	2,748,449
02/15/20	6.500%	9,034,000	10,172,284
05/01/23	4.750%	2,346,000	2,433,975
IMS Health, Inc. (a)
11/01/20	6.000%	1,869,000	1,946,096
LifePoint Hospitals, Inc.
12/01/21	5.500%	4,115,000	4,310,462
Omnicare, Inc.
12/01/22	4.750%	1,734,000	1,790,355
12/01/24	5.000%	2,432,000	2,541,440
Physio-Control International, Inc. (a)
01/15/19	9.875%	3,157,000	3,354,313
STHI Holding Corp. (a)
03/15/18	8.000%	1,362,000	1,413,075
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	1,217,000	1,226,128
Teleflex, Inc. (a)
06/15/24	5.250%	249,000	253,980
Tenet Healthcare Corp.
06/01/20	4.750%	3,969,000	4,018,612
10/01/20	6.000%	1,604,000	1,700,240
04/01/21	4.500%	844,000	827,120
04/01/22	8.125%	6,989,000	7,705,372
Universal Health Services, Inc. (a)
08/01/22	4.750%	4,331,000	4,552,964
Total			83,142,227
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	2,837,000	2,943,388

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction 0.6%
Meritage Homes Corp.
03/01/18	4.500%	$1,900,000	$1,933,250
04/15/20	7.150%	739,000	796,273
04/01/22	7.000%	2,046,000	2,194,335
Standard Pacific Corp.
11/15/24	5.875%	966,000	992,565
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	138,000	136,620
03/01/24	5.625%	1,200,000	1,173,000
Total			7,226,043
Independent Energy 7.8%
Antero Resources Corp.
12/01/22	5.125%	5,228,000	5,018,880
Antero Resources Corp. (a)
06/01/23	5.625%	3,460,000	3,425,400
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,173,613
Chesapeake Energy Corp.
08/15/20	6.625%	7,591,000	7,837,707
02/15/21	6.125%	5,677,000	5,747,962
03/15/23	5.750%	3,352,000	3,268,200
Cimarex Energy Co.
05/01/22	5.875%	1,571,000	1,665,260
06/01/24	4.375%	836,000	829,730
Comstock Resources, Inc. (a)
03/15/20	10.000%	2,546,000	2,463,255
Concho Resources, Inc.
01/15/22	6.500%	5,057,000	5,297,208
04/01/23	5.500%	6,093,000	6,138,088
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	2,411,000	2,441,138
Diamondback Energy, Inc.
10/01/21	7.625%	785,000	826,213
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	6,957,000	7,287,457
09/01/22	7.750%	645,000	657,900
Hilcorp Energy I LP/Finance Co. (a)
12/01/24	5.000%	382,000	359,080
Laredo Petroleum, Inc.
01/15/22	5.625%	3,897,000	3,780,090
03/15/23	6.250%	6,421,000	6,404,947
Oasis Petroleum, Inc.
11/01/21	6.500%	5,906,000	5,640,230
03/15/22	6.875%	5,242,000	5,110,950
01/15/23	6.875%	2,617,000	2,538,490
RSP Permian, Inc. (a)
10/01/22	6.625%	1,229,000	1,235,145
SM Energy Co. (a)
11/15/22	6.125%	1,780,000	1,771,100
Whiting Petroleum Corp.
03/15/21	5.750%	4,572,000	4,537,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Whiting Petroleum Corp. (a)
04/01/23	6.250%	$3,653,000	$3,639,301
Total			90,095,054
Leisure 0.9%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	8,298,000	8,837,370
09/15/23	6.125%	1,472,000	1,604,480
United Artists Theatre Circuit, Inc. (b)(c)
07/01/15	9.300%	4,021	4,021
Total			10,445,871
Lodging 1.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,693,685
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	5,619,000	5,913,997
Playa Resorts Holding BV (a)
08/15/20	8.000%	5,996,000	6,115,920
Total			13,723,602
Media and Entertainment 5.9%
AMC Networks, Inc.
07/15/21	7.750%	2,117,000	2,296,945
12/15/22	4.750%	7,717,000	7,683,200
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	11,641,000	12,252,152
Gannett Co., Inc.
10/15/19	5.125%	4,300,000	4,504,250
10/15/23	6.375%	300,000	325,500
Gannett Co., Inc. (a)
09/15/21	4.875%	1,058,000	1,079,160
09/15/24	5.500%	937,000	980,336
Lamar Media Corp.
01/15/24	5.375%	1,637,000	1,706,573
MDC Partners, Inc. (a)
04/01/20	6.750%	4,395,000	4,631,231
Netflix, Inc.
03/01/24	5.750%	953,000	970,869
Netflix, Inc. (a)
02/15/22	5.500%	2,039,000	2,084,877
02/15/25	5.875%	2,853,000	2,927,891
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	3,239,000	3,336,170
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	3,105,000	3,124,406
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	1,738,000	1,807,520
02/15/24	5.625%	588,000	615,930
03/15/25	5.875%	4,177,000	4,406,735
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	397,000	415,858
Univision Communications, Inc. (a)
09/15/22	6.750%	1,921,000	2,060,273

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
05/15/23	5.125%	$5,302,000	$5,381,530
02/15/25	5.125%	4,865,000	4,968,381
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	68,749	1,794
Total			67,561,581
Metals 1.6%
Alcoa, Inc.
10/01/24	5.125%	3,595,000	3,847,771
ArcelorMittal
03/01/21	6.250%	4,942,000	5,250,875
02/25/22	7.000%	2,767,000	3,030,557
Calcipar SA (a)
05/01/18	6.875%	5,882,000	5,955,525
Total			18,084,728
Midstream 6.0%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	3,346,000	3,438,015
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	383,000	384,915
03/01/22	6.125%	1,298,000	1,307,735
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	2,845,000	2,873,450
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	7,357,000	7,927,167
05/15/22	5.500%	2,877,000	2,963,310
Kinder Morgan, Inc.
02/01/18	7.000%	2,600,000	2,863,450
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	749,000	786,450
02/15/23	5.500%	4,323,000	4,441,883
07/15/23	4.500%	6,141,000	6,079,590
12/01/24	4.875%	7,262,000	7,424,669
Northwest Pipeline LLC
12/01/25	7.125%	150,000	190,937
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	2,354,000	2,542,320
07/15/21	6.500%	6,017,000	6,302,807
10/01/22	5.000%	2,513,000	2,613,520
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	4,600,000	4,548,250
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	155,000	155,775
11/15/23	4.250%	2,872,000	2,764,300
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	4,090,000	4,212,700
11/15/19	4.125%	1,576,000	1,568,120
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	809,000	833,270
10/15/22	6.250%	3,254,000	3,367,890
Total			69,590,523

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	$1,058,000	$1,112,243
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,636,000	1,699,477
02/01/22	5.875%	2,834,000	2,919,020
Total			5,730,740
Other Industry 0.5%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,522,000	5,936,150
Packaging 1.0%
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	4,481,000	4,559,417
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	3,465,000	3,581,944
02/15/21	6.875%	1,600,000	1,684,000
Sealed Air Corp. (a)
09/15/21	8.375%	1,171,000	1,317,375
Total			11,142,736
Pharmaceuticals 3.1%
Capsugel SA PIK (a)
05/15/19	7.000%	945,000	964,958
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	3,937,000	4,055,110
Grifols Worldwide Operations Ltd. (a)
04/01/22	5.250%	1,429,000	1,452,221
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	2,579,000	2,772,425
VRX Escrow Corp. (a)
05/15/23	5.875%	5,605,000	5,745,125
04/15/25	6.125%	4,110,000	4,253,850
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	2,614,000	2,754,503
10/15/20	6.375%	6,228,000	6,469,335
07/15/21	7.500%	3,736,000	4,040,708
12/01/21	5.625%	2,075,000	2,106,125
03/01/23	5.500%	1,650,000	1,662,375
Total			36,276,735
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	8.450%	30,000	3
Lumbermens Mutual Casualty Co. (d)
07/01/26	9.150%	645,000	65
Total			68
Railroads 0.5%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	5,571,000	5,612,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$1,607,000	$1,667,262
Family Tree Escrow LLC (a)
03/01/20	5.250%	603,000	631,643
03/01/23	5.750%	3,166,000	3,332,215
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	1,268,000	1,271,170
L Brands, Inc.
02/15/22	5.625%	2,798,000	3,077,800
Penske Automotive Group, Inc.
12/01/24	5.375%	1,698,000	1,748,940
PetSmart, Inc. (a)
03/15/23	7.125%	2,615,000	2,709,794
Rite Aid Corp. (a)(g)
04/01/23	6.125%	5,689,000	5,831,225
Total			20,270,049
Technology 6.4%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	2,604,000	2,695,140
04/01/20	6.375%	1,957,000	2,023,049
08/01/22	5.375%	5,326,000	5,312,685
Ancestry.com, Inc.
12/15/20	11.000%	3,096,000	3,436,560
Audatex North America, Inc. (a)
06/15/21	6.000%	1,256,000	1,328,220
Equinix, Inc.
04/01/20	4.875%	1,303,000	1,345,348
01/01/22	5.375%	1,820,000	1,897,350
04/01/23	5.375%	4,705,000	4,883,790
First Data Corp. (a)
06/15/19	7.375%	7,632,000	7,965,900
08/15/20	8.875%	78,000	83,070
11/01/20	6.750%	3,630,000	3,856,875
01/15/21	8.250%	6,163,000	6,594,410
Goodman Networks, Inc.
07/01/18	12.125%	1,695,000	1,576,350
MSCI, Inc. (a)
11/15/24	5.250%	2,957,000	3,056,799
NCR Corp.
12/15/21	5.875%	897,000	935,123
12/15/23	6.375%	2,690,000	2,864,850
NXP BV/Funding LLC (a)
06/01/18	3.750%	4,336,000	4,422,720
Nuance Communications, Inc. (a)
08/15/20	5.375%	3,909,000	3,948,090
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	2,881,000	2,960,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Sensata Technologies BV (a)
10/01/25	5.000%	$3,727,000	$3,778,246
VeriSign, Inc.
05/01/23	4.625%	2,191,000	2,185,522
VeriSign, Inc. (a)
04/01/25	5.250%	2,472,000	2,521,440
Zebra Technologies Corp. (a)
10/15/22	7.250%	3,618,000	3,898,395
Total			73,570,159
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,405,000	2,620,007
Hertz Corp. (The)
10/15/20	5.875%	2,366,000	2,431,065
Total			5,051,072
Wireless 7.7%
Altice SA (a)
05/15/22	7.750%	3,504,000	3,563,130
02/15/25	7.625%	3,003,000	3,018,015
Crown Castle International Corp.
01/15/23	5.250%	7,644,000	8,026,200
Numericable-SFR (a)
05/15/19	4.875%	2,663,000	2,649,685
05/15/22	6.000%	4,922,000	4,983,525
05/15/24	6.250%	414,000	419,175
SBA Communications Corp. (a)
07/15/22	4.875%	3,262,000	3,195,328
SBA Telecommunications, Inc.
07/15/20	5.750%	6,124,000	6,437,855
Sprint Communications, Inc. (a)
11/15/18	9.000%	10,599,000	12,162,353
03/01/20	7.000%	3,376,000	3,722,040
Sprint Corp.
09/15/21	7.250%	4,800,000	4,824,000
09/15/23	7.875%	5,100,000	5,202,000
02/15/25	7.625%	1,443,000	1,435,785
T-Mobile USA, Inc.
04/28/20	6.542%	590,000	620,975
01/15/22	6.125%	2,077,000	2,141,906
04/28/22	6.731%	4,452,000	4,685,730
03/01/23	6.000%	3,218,000	3,297,452
04/01/23	6.625%	3,346,000	3,500,753
03/01/25	6.375%	806,000	831,711
Wind Acquisition Finance SA (a)
04/30/20	6.500%	4,314,000	4,572,840
07/15/20	4.750%	9,162,000	9,184,905
Total			88,475,363
Wirelines 4.7%
CenturyLink, Inc.
04/01/20	5.625%	2,305,000	2,420,250
06/15/21	6.450%	8,546,000	9,218,997

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
CenturyLink, Inc. (a)
04/01/25	5.625%	$199,000	$199,746
EarthLink Holdings Corp.
06/01/20	7.375%	2,862,000	2,933,550
Frontier Communications Corp.
03/15/19	7.125%	208,000	226,200
04/15/20	8.500%	772,000	866,570
07/01/21	9.250%	6,350,000	7,366,000
09/15/21	6.250%	331,000	331,828
01/15/25	6.875%	3,735,000	3,697,650
Level 3 Communications, Inc.
12/01/22	5.750%	2,360,000	2,423,484
Level 3 Financing, Inc.
07/01/19	8.125%	1,658,000	1,742,973
06/01/20	7.000%	2,609,000	2,778,585
01/15/21	6.125%	1,731,000	1,815,386
08/15/22	5.375%	3,747,000	3,855,895
Level 3 Financing, Inc. (f)
01/15/18	3.826%	638,000	642,785
Telecom Italia Capital SA
06/18/19	7.175%	2,066,000	2,378,483
Telecom Italia SpA (a)
05/30/24	5.303%	4,077,000	4,270,658
Windstream Corp.
10/15/20	7.750%	6,326,000	6,476,242
Total			53,645,282
Total Corporate Bonds & Notes (Cost: $1,077,692,363)			$1,108,438,448

Convertible Bonds —%
Wirelines —%
At Home Corp. (b)(c)(d)
06/12/15	4.750%	296,351	30
Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.8%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(d)(f)(h)
11/26/13	0.000%	$386,034	$39

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (f)(h)
02/01/20	3.750%	$1,416,045	$1,406,869
Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan (f)(h)
01/27/21	4.250%	1,115,875	1,121,064
U.S. Renal Care, Inc. (f)(h)
Tranche B1 2nd Lien Term Loan
07/03/20	8.500%	1,244,975	1,255,868
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	2,244,272	2,246,135
United Surgical Partners International, Inc. Tranche B Term Loan (f)(h)
04/03/19	4.750%	3,821,932	3,815,970
Total			8,439,037
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/27/20	6.250%	809,000	813,045
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (f)(h)
08/21/20	5.750%	2,276,000	2,298,760
Technology 0.7%
Applied Systems, Inc. 1st Lien Term Loan (f)(h)
01/25/21	4.286%	334,763	334,555
Riverbed Technology, Inc. Tranche B Term Loan (f)(g)(h)
02/25/22	6.000%	5,775,701	5,827,682
TIBCO Software, Inc. Term Loan (f)(h)
12/04/20	6.500%	1,638,333	1,636,793
Total			7,799,030
Total Senior Loans (Cost: $21,577,549)			$20,756,780

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.	493	$54,635
Automobiles —%
BHM Technologies LLC (b)(c)(i)	35,922	359
Media —%
Haights Cross Communications, Inc. (b)(c)(e)(i)	27,056	—
Loral Space & Communications, Inc. (i)	6	411
Ziff Davis Holdings, Inc. (b)(c)(i)	553	5
Total		416
TOTAL CONSUMER DISCRETIONARY		55,410
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	993	22,819
Road & Rail —%
Quality Distribution, Inc. (i)	195	2,014
TOTAL INDUSTRIALS		24,833
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(e)(i)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $310,067)		$80,243

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(c)(i)	430	$5
TOTAL CONSUMER DISCRETIONARY		5
Total Preferred Stocks (Cost: $23)		$5

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(i)	123	$1
TOTAL CONSUMER DISCRETIONARY		1
Total Warrants (Cost: $316,604)		$1

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.123% (j)(k)	20,318,455	$20,318,455
Total Money Market Funds (Cost: $20,318,455)		$20,318,455
Total Investments
(Cost: $1,120,215,061) (l)		$1,149,593,962(m)
Other Assets & Liabilities, Net		1,127,720
Net Assets		$1,150,721,682

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $157,950 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(117)	USD	(15,082,031)	06/2015	—	(197,630)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $469,140,063 or 40.77% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $47,497, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
06/12/15 4.750%	07-26-2005	—
BHM Technologies LLC
Common Stock	07-21-2006	1,940
BHM Technologies LLC
Preferred Stock	07-21-2006	23
BHM Technologies LLC
Term Loan
11/26/13 0.000%	06-21-2007 - 03-31-2010	951,580
Calpine Corp. Escrow
Common Stock	09-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	488,810
Haights Cross Communications, Inc.
Common Stock	01-15-2004 - 02-03-2006	307,972
ION Media Networks, Inc.
Warrant	12-19-2005 - 04-14-2009	316,604
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	22,049
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	01-27-2003 - 04-24-2013	3,907
Ziff Davis Holdings, Inc.
Common Stock	07-01-2008	6
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-2008 - 04-15-2011	53,372

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $47,497, which represents less than 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $1,924,438, which represents 0.17% of net assets.

(e)	Negligible market value.
(f)	Variable rate security.
(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,375,604	112,434,340	(113,491,489)	20,318,455	6,354	20,318,455

(l)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,120,215,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,820,000
Unrealized Depreciation	(8,441,000)
Net Unrealized Appreciation	$29,379,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	26,422,598	62		26,422,660
Cable and Satellite	—	71,760,019	41,181		71,801,200
Leisure	—	10,441,850	4,021		10,445,871
Media and Entertainment	—	67,559,787	1,794		67,561,581
All Other industries	—	932,207,136	—		932,207,136
Convertible Bonds	—	—	30		30
Total Bonds	—	1,108,391,390	47,088		1,108,438,478
Equity Securities
Common Stocks
Consumer Discretionary	55,046	—	364		55,410
Industrials	24,833	—	—		24,833
Utilities	—	—	0	(a)	0	(a)
Preferred Stocks
Consumer Discretionary	—	—	5		5
Warrants
Consumer Discretionary	—	—	1		1
Total Equity Securities	79,879	—	370		80,249
Other
Senior Loans
Automotive	—	—	39		39
Health Care	—	7,183,169	1,255,868		8,439,037
Lodging	—	—	813,045		813,045
All Other industries	—	11,504,659	—		11,504,659
Total Other	—	18,687,828	2,068,952		20,756,780
Mutual Funds
Money Market Funds	20,318,455	—	—		20,318,455
Total Mutual Funds	20,318,455	—	—		20,318,455
Investments in Securities	20,398,334	1,127,079,218	2,116,410		1,149,593,962
Derivatives
Liabilities
Futures Contracts	(197,630)	—	—		(197,630)
Total	20,200,704	1,127,079,218	2,116,410		1,149,396,332

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, senior loans and common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,234,081	1,234,081	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Intermediate Bond Fund

(formerly, Columbia Variable Portfolio – Diversified Bond Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 36.4%
Aerospace & Defense 0.6%
Bombardier, Inc. (b)
03/15/25	7.500%	$204,000	$201,322
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	128,000	133,440
L-3 Communications Corp.
07/15/20	4.750%	3,496,000	3,810,972
02/15/21	4.950%	2,537,000	2,805,884
Lockheed Martin Corp.
09/15/21	3.350%	8,785,000	9,322,493
03/01/25	2.900%	1,807,000	1,820,012
TransDigm, Inc.
07/15/24	6.500%	427,000	429,135
Total			18,523,258
Automotive 1.0%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	162,740
03/15/21	6.250%	239,000	251,548
Ford Motor Co.
02/01/29	6.375%	3,260,000	4,028,790
Ford Motor Credit Co. LLC
11/04/19	2.597%	3,261,000	3,303,993
Ford Motor Credit Co. LLC (c)
11/08/16	0.706%	7,375,000	7,344,467
03/27/17	0.899%	12,750,000	12,744,900
Gates Global LLC/Co. (b)
07/15/22	6.000%	51,000	48,131
General Motors Co.
10/02/23	4.875%	422,000	456,905
General Motors Financial Co., Inc.
01/15/25	4.000%	368,000	375,329
Schaeffler Finance BV (b)
05/15/21	4.250%	217,000	215,915
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	296,000	313,020
Tenneco, Inc.
12/15/24	5.375%	135,000	140,400
Total			29,386,138
Banking 9.0%
Ally Financial, Inc.
03/15/20	8.000%	1,672,000	1,993,860
09/30/24	5.125%	351,000	361,969
03/30/25	4.625%	168,000	165,480
Bank of America Corp.
05/02/17	5.700%	4,090,000	4,406,558
01/11/23	3.300%	4,542,000	4,601,223
01/22/25	4.000%	3,205,000	3,230,938
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	1,680,000	1,913,604

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%		$4,830,000	$4,582,463
Barclays Bank PLC (c)
04/10/23	7.750%		1,763,000	1,952,523
12/15/49	6.278%		2,190,000	2,354,250
12/31/49	6.625%		12,290,000	12,213,802
12/31/49	8.250%		4,400,000	4,714,230
Barclays PLC
09/11/24	4.375%		1,790,000	1,816,429
Citigroup, Inc.
08/25/36	6.125%		2,010,000	2,434,110
Citigroup, Inc. (c)
08/14/17	0.747%		11,060,000	11,020,980
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(c)
12/31/49	11.000%		4,445,000	5,722,938
Credit Agricole SA (b)(c)
12/31/49	8.375%		2,023,000	2,391,388
Discover Financial Services
04/27/22	5.200%		3,005,000	3,345,977
11/21/22	3.850%		3,204,000	3,287,189
Fifth Third Bancorp (c)
12/31/49	5.100%		14,550,000	13,840,688
HBOS PLC (b)
05/21/18	6.750%		16,775,000	18,768,440
HSBC Holdings PLC (c)
12/31/49	6.375%		18,015,000	18,465,375
HSBC USA, Inc.
09/27/20	5.000%		4,755,000	5,337,740
JPMorgan Chase & Co. (c)
12/31/49	6.100%		15,233,000	15,689,990
JPMorgan Chase Bank NA (c)
06/13/16	0.600%		9,110,000	9,085,394
JPMorgan Chase Capital XXI (c)
02/02/37	1.205%		22,373,000	18,457,725
KBC Groep NV (c)
12/31/49	5.625%	EUR	6,165,000	6,682,811
Lloyds Banking Group PLC
11/04/24	4.500%		3,235,000	3,360,152
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		3,072,000	3,502,080
M&T Bank Corp.
12/31/49	6.875%		5,655,000	5,824,650
Mellon Capital IV (c)
06/29/49	4.000%		535,000	441,509
Natixis SA (b)(c)
12/31/49	10.000%		4,305,000	5,090,663
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.482%		2,092,000	2,096,184
12/31/49	4.850%		1,374,000	1,339,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Rabobank Capital Funding Trust III (b)(c)
12/31/49	5.254%	$7,285,000	$7,567,294
Royal Bank of Scotland Group PLC
05/28/24	5.125%	479,000	502,524
Santander Holdings USA, Inc.
08/27/18	3.450%	8,509,000	8,854,644
State Street Capital Trust IV (c)
06/01/67	1.271%	3,659,000	3,091,855
State Street Corp.
03/15/18	4.956%	10,300,000	11,145,074
Synovus Financial Corp.
02/15/19	7.875%	342,000	383,040
U.S. Bancorp
07/15/22	2.950%	4,940,000	5,025,289
Wells Fargo & Co. (c)
12/31/49	5.900%	26,990,000	28,103,337
Wells Fargo Capital X
12/15/36	5.950%	2,213,000	2,293,221
Total			267,459,240
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	291,000	307,005
09/15/23	4.625%	235,000	239,113
Total			546,118
Building Materials 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	155,705
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	259,000	262,885
Gibraltar Industries, Inc.
02/01/21	6.250%	103,000	104,545
HD Supply, Inc.
07/15/20	7.500%	753,000	805,710
Masco Corp.
04/01/25	4.450%	304,000	313,880
Nortek, Inc.
04/15/21	8.500%	303,000	324,210
RSI Home Products, Inc. (b)
03/15/23	6.500%	179,000	182,132
USG Corp. (b)
11/01/21	5.875%	81,000	85,658
Total			2,234,725
Cable and Satellite 0.6%
Altice Financing SA (b)
02/15/23	6.625%	237,000	243,814

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	$172,000	$180,600
01/31/22	6.625%	254,000	271,463
09/30/22	5.250%	192,000	196,320
CSC Holdings LLC (b)
06/01/24	5.250%	332,000	338,640
Cablevision Systems Corp.
09/15/22	5.875%	167,000	174,933
Cequel Communications Holdings I LLC/Capital Corp. (b)
12/15/21	5.125%	65,000	65,000
Comcast Corp.
07/15/22	3.125%	2,175,000	2,253,230
DISH DBS Corp.
06/01/21	6.750%	865,000	921,225
Hughes Satellite Systems Corp.
06/15/19	6.500%	203,000	220,255
06/15/21	7.625%	137,000	150,700
Intelsat Jackson Holdings SA
10/15/20	7.250%	521,000	536,630
Intelsat Luxembourg SA
06/01/23	8.125%	149,000	137,080
Time Warner Cable, Inc.
05/01/37	6.550%	2,520,000	3,164,734
09/01/41	5.500%	3,053,000	3,507,109
09/15/42	4.500%	1,825,000	1,872,019
UPCB Finance IV Ltd. (b)(d)
01/15/25	5.375%	353,000	353,000
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	529,000	534,290
Videotron Ltd.
07/15/22	5.000%	203,000	209,090
Virgin Media Finance PLC (b)
10/15/24	6.000%	200,000	210,000
01/15/25	5.750%	589,000	611,264
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	163,000	171,558
Total			16,322,954
Chemicals 0.4%
Angus Chemical Co. (b)
02/15/23	8.750%	245,000	243,775
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	583,000	626,725
Celanese U.S. Holdings LLC
06/15/21	5.875%	248,000	267,840
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	244,000	246,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Huntsman International LLC (b)
11/15/22	5.125%	$103,000	$103,257
INEOS Group Holdings SA (b)
08/15/18	6.125%	63,000	63,315
02/15/19	5.875%	269,000	265,974
JM Huber Corp. (b)
11/01/19	9.875%	399,000	432,915
LYB International Finance BV
03/15/44	4.875%	3,490,000	3,748,794
LyondellBasell Industries NV
11/15/21	6.000%	2,285,000	2,686,132
NOVA Chemicals Corp. (b)
08/01/23	5.250%	171,000	178,695
05/01/25	5.000%	652,000	681,340
PQ Corp. (b)
11/01/18	8.750%	1,286,000	1,337,440
Platform Specialty Products Corp. (b)
02/01/22	6.500%	540,000	564,300
WR Grace & Co. (b)
10/01/21	5.125%	363,000	376,612
10/01/24	5.625%	93,000	99,278
Total			11,922,832
Construction Machinery 0.2%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	128,000	135,680
H&E Equipment Services, Inc.
09/01/22	7.000%	170,000	175,100
John Deere Capital Corp. (c)
01/16/18	0.544%	5,325,000	5,338,179
United Rentals North America, Inc.
04/15/22	7.625%	288,000	315,072
06/15/23	6.125%	475,000	502,906
11/15/24	5.750%	191,000	197,208
Total			6,664,145
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/22	3.500%	203,000	184,730
APX Group, Inc.
12/01/19	6.375%	694,000	690,530
12/01/20	8.750%	319,000	294,277
Alibaba Group Holding Ltd. (b)
11/28/24	3.600%	3,669,000	3,680,844
IHS, Inc. (b)
11/01/22	5.000%	396,000	397,742
Monitronics International, Inc.
04/01/20	9.125%	290,000	283,838
Total			5,531,961

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products 0.1%
Serta Simmons Holdings LLC (b)
10/01/20	8.125%	$579,000	$609,397
Spectrum Brands, Inc.
11/15/20	6.375%	247,000	261,894
11/15/22	6.625%	299,000	319,930
Springs Industries, Inc.
06/01/21	6.250%	261,000	258,390
Tempur Sealy International, Inc.
12/15/20	6.875%	487,000	519,873
Total			1,969,484
Diversified Manufacturing 0.4%
Entegris, Inc. (b)
04/01/22	6.000%	256,000	266,880
General Electric Co.
10/09/42	4.125%	7,420,000	7,831,446
03/11/44	4.500%	3,110,000	3,490,997
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	477,000	425,723
Total			12,015,046
Electric 3.1%
AES Corp. (The)
07/01/21	7.375%	397,000	440,670
Alabama Power Co.
01/15/42	4.100%	543,000	585,637
03/01/45	3.750%	3,825,000	3,895,388
CMS Energy Corp.
02/15/18	5.050%	8,747,000	9,557,130
Duke Energy Ohio, Inc.
09/01/23	3.800%	21,000	22,785
Duke Energy Progress, Inc.
03/30/44	4.375%	2,890,000	3,280,583
Georgia Power Co.
09/01/40	4.750%	1,780,000	2,026,090
MidAmerican Energy Co.
10/15/24	3.500%	3,380,000	3,608,910
NRG Energy, Inc.
07/15/22	6.250%	527,000	541,493
NRG Yield Operating LLC (b)
08/15/24	5.375%	452,000	470,080
Nevada Power Co.
05/15/18	6.500%	4,500,000	5,166,855
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	3,280,000	3,445,952
Oncor Electric Delivery Co. LLC
09/30/40	5.250%	1,997,000	2,437,894

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	$8,140,000	$8,217,851
04/01/45	3.750%	5,420,000	5,431,246
PPL Capital Funding, Inc.
06/01/18	1.900%	3,680,000	3,690,771
06/15/22	4.200%	2,130,000	2,320,169
06/01/23	3.400%	8,776,000	9,099,308
Pacific Gas & Electric Co.
06/15/23	3.250%	4,961,000	5,127,243
03/15/45	4.300%	2,060,000	2,216,838
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	7,959,675
Southern California Edison Co.
09/01/40	4.500%	3,037,000	3,446,542
02/01/45	3.600%	6,756,000	6,782,335
TerraForm Power Operating LLC (b)
02/01/23	5.875%	243,000	252,113
Toledo Edison Co. (The)
05/15/37	6.150%	1,880,000	2,345,544
Total			92,369,102
Finance Companies 2.0%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	1,556,000	1,608,515
Aircastle Ltd.
03/15/21	5.125%	145,000	151,525
02/15/22	5.500%	149,000	158,499
CIT Group, Inc.
05/15/20	5.375%	360,000	378,900
CIT Group, Inc. (b)
02/15/19	5.500%	326,000	339,855
GE Capital Trust I (c)
11/15/67	6.375%	10,523,000	11,391,147
General Electric Capital Corp.
01/09/20	2.200%	3,235,000	3,263,944
General Electric Capital Corp. (c)
12/31/49	5.250%	6,320,000	6,493,800
11/15/67	6.375%	18,720,000	20,311,200
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	4,970,000	5,052,005
HSBC Finance Corp.
01/15/21	6.676%	5,996,000	7,119,830
International Lease Finance Corp.
12/15/20	8.250%	433,000	527,178
Navient Corp.
01/15/19	5.500%	603,000	615,060
10/26/20	5.000%	12,000	11,775
01/25/22	7.250%	174,000	183,570
03/25/24	6.125%	182,000	174,720
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	135,000	138,881
12/15/21	7.250%	222,000	229,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	$620,000	$590,550
Springleaf Finance Corp.
06/01/20	6.000%	535,000	537,675
10/01/21	7.750%	202,000	221,190
10/01/23	8.250%	148,000	164,280
iStar Financial, Inc
07/01/19	5.000%	256,000	256,000
Total			59,919,869
Food and Beverage 0.5%
B&G Foods, Inc.
06/01/21	4.625%	350,000	349,563
Campbell Soup Co.
08/02/42	3.800%	3,941,000	3,680,985
ConAgra Foods, Inc.
01/25/23	3.200%	4,069,000	4,005,487
Constellation Brands, Inc.
11/15/19	3.875%	221,000	227,630
11/15/24	4.750%	284,000	300,330
Darling Ingredients, Inc.
01/15/22	5.375%	328,000	330,460
Diamond Foods, Inc. (b)
03/15/19	7.000%	180,000	185,400
Kraft Foods Group, Inc.
06/06/22	3.500%	2,502,000	2,588,729
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	138,000	138,000
Post Holdings, Inc.
02/15/22	7.375%	109,000	112,815
Post Holdings, Inc. (b)
12/15/22	6.000%	180,000	173,700
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	2,193,000	2,306,946
WhiteWave Foods Co. (The)
10/01/22	5.375%	374,000	402,050
Total			14,802,095
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	354,000	365,948
GTECH Corp. (b)
02/15/22	6.250%	358,000	349,945
02/15/25	6.500%	269,000	259,585
MGM Resorts International
03/01/18	11.375%	412,000	497,490
10/01/20	6.750%	234,000	250,965
12/15/21	6.625%	234,000	249,941
03/15/23	6.000%	103,000	105,833

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Pinnacle Entertainment, Inc.
08/01/21	6.375%	$278,000	$294,680
Scientific Games International, Inc. (b)
01/01/22	7.000%	545,000	557,262
12/01/22	10.000%	602,000	568,137
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	481,000	517,075
Tunica-Biloxi Gaming Authority (b)(e)
11/15/15	9.000%	177,000	79,429
Total			4,096,290
Health Care 1.2%
Acadia Healthcare Co., Inc. (b)
02/15/23	5.625%	107,000	108,873
Becton Dickinson and Co.
12/15/24	3.734%	9,695,000	10,146,797
12/15/44	4.685%	1,550,000	1,684,416
CHS/Community Health Systems, Inc.
11/15/19	8.000%	396,000	420,750
08/01/21	5.125%	623,000	641,690
02/01/22	6.875%	420,000	448,875
Catamaran Corp.
03/15/21	4.750%	77,000	85,566
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	181,000	183,262
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	357,000	376,992
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	559,000	570,180
Emdeon, Inc.
12/31/19	11.000%	257,000	280,772
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	159,000	172,595
01/31/22	5.875%	403,000	443,300
10/15/24	4.750%	106,000	111,035
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	223,000	248,645
HCA, Inc.
02/15/20	6.500%	773,000	870,398
02/15/22	7.500%	647,000	754,564
04/15/25	5.250%	295,000	318,600
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	185,000	200,262
LifePoint Hospitals, Inc.
12/01/21	5.500%	298,000	312,155
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	294,000	305,025
McKesson Corp.
03/15/24	3.796%	1,875,000	1,978,296

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	$8,645,000	$8,704,901
Omnicare, Inc.
12/01/22	4.750%	178,000	183,785
12/01/24	5.000%	75,000	78,375
Physio-Control International, Inc. (b)
01/15/19	9.875%	231,000	245,437
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	138,000	139,035
Tenet Healthcare Corp.
06/01/20	4.750%	188,000	190,350
10/01/20	6.000%	157,000	166,420
04/01/21	4.500%	319,000	312,620
04/01/22	8.125%	941,000	1,037,452
Universal Health Services, Inc. (b)
08/01/22	4.750%	395,000	415,244
Zimmer Holdings, Inc.
04/01/25	3.550%	2,505,000	2,556,959
Total			34,693,626
Healthcare Insurance —%
Centene Corp.
05/15/22	4.750%	296,000	307,100
Home Construction 0.1%
DR Horton, Inc.
02/15/20	4.000%	181,000	183,534
Meritage Homes Corp.
03/01/18	4.500%	198,000	201,465
04/01/22	7.000%	464,000	497,640
Standard Pacific Corp.
12/15/21	6.250%	301,000	319,060
11/15/24	5.875%	98,000	100,695
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	269,000	285,140
03/01/24	5.625%	154,000	150,535
Total			1,738,069
Independent Energy 1.5%
Antero Resources Corp. (b)
06/01/23	5.625%	529,000	523,710
Canadian Natural Resources Ltd.
11/15/21	3.450%	4,785,000	4,856,808
02/01/25	3.900%	2,425,000	2,448,314
03/15/38	6.250%	1,528,000	1,789,610
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	304,000	316,920
Chesapeake Energy Corp.
08/15/20	6.625%	491,000	506,957
02/15/21	6.125%	512,000	518,400
04/15/22	4.875%	2,790,000	2,615,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
03/15/23	5.750%	$293,000	$285,675
Cimarex Energy Co.
06/01/24	4.375%	2,502,000	2,483,235
Comstock Resources, Inc. (b)
03/15/20	10.000%	281,000	271,868
Concho Resources, Inc.
04/01/23	5.500%	1,054,000	1,061,800
Continental Resources, Inc.
09/15/22	5.000%	5,890,000	5,809,012
04/15/23	4.500%	1,460,000	1,416,975
06/01/24	3.800%	3,620,000	3,336,699
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	261,000	264,263
Diamondback Energy, Inc.
10/01/21	7.625%	83,000	87,358
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	686,000	718,585
09/01/22	7.750%	95,000	96,900
Hess Corp.
10/01/29	7.875%	855,000	1,104,221
08/15/31	7.300%	514,000	626,225
Hilcorp Energy I LP/Finance Co. (b)
12/01/24	5.000%	192,000	180,480
Laredo Petroleum, Inc.
01/15/22	5.625%	305,000	295,850
05/01/22	7.375%	422,000	435,188
03/15/23	6.250%	461,000	459,848
Oasis Petroleum, Inc.
11/01/21	6.500%	825,000	787,875
01/15/23	6.875%	472,000	457,840
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	666,000	672,660
RSP Permian, Inc. (b)
10/01/22	6.625%	97,000	97,485
Ras Laffan Liquefied Natural Gas Co., Ltd. II (b)
09/30/20	5.298%	2,013,050	2,163,525
SM Energy Co. (b)
11/15/22	6.125%	185,000	184,075
Whiting Petroleum Corp.
03/15/21	5.750%	492,000	488,310
Whiting Petroleum Corp. (b)
04/01/23	6.250%	213,000	212,201
Woodside Finance Ltd. (b)
03/05/25	3.650%	8,030,000	7,928,750
Total			45,503,247
Integrated Energy 0.4%
BP Capital Markets PLC
05/10/23	2.750%	3,324,000	3,242,572
02/10/24	3.814%	1,220,000	1,266,372
03/17/25	3.506%	3,810,000	3,886,033

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Integrated Energy (continued)
Cenovus Energy, Inc.
11/15/39	6.750%	$2,407,000	$2,876,702
Total			11,271,679
Leisure 0.1%
Activision Blizzard, Inc. (b)
09/15/21	5.625%	702,000	747,630
09/15/23	6.125%	584,000	636,560
United Artists Theatre Circuit, Inc. (f)(g)
07/01/15	9.300%	177,047	177,047
Total			1,561,237
Life Insurance 2.1%
American International Group, Inc.
02/15/24	4.125%	1,815,000	1,964,785
07/16/44	4.500%	1,704,000	1,829,103
Five Corners Funding Trust (b)
11/15/23	4.419%	2,990,000	3,214,818
ING Capital Funding Trust III (c)
12/31/49	3.875%	1,245,000	1,232,550
MetLife Capital Trust X (b)
04/08/38	9.250%	17,452,000	25,981,665
MetLife, Inc.
08/01/39	10.750%	9,114,000	15,306,963
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	7,040,000	7,141,608
Prudential Financial, Inc.
12/01/17	6.000%	385,000	429,786
Prudential Financial, Inc. (c)
09/15/42	5.875%	3,530,000	3,834,462
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	3,085,000	3,485,948
Total			64,421,688
Lodging —%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	522,000	549,405
Playa Resorts Holding BV (b)
08/15/20	8.000%	320,000	326,400
Total			875,805
Media and Entertainment 0.8%
21st Century Fox America, Inc.
09/15/22	3.000%	4,767,000	4,824,438
AMC Networks, Inc.
12/15/22	4.750%	751,000	747,711
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	476,000	500,990

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
MDC Partners, Inc. (b)
04/01/20	6.750%	$448,000	$472,080
Netflix, Inc. (b)
02/15/22	5.500%	218,000	222,905
02/15/25	5.875%	306,000	314,033
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	304,000	313,120
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	330,000	332,062
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	377,000	397,735
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	36,000	37,710
Sky PLC (b)
11/26/22	3.125%	3,050,000	3,042,890
09/16/24	3.750%	4,965,000	5,133,040
Thomson Reuters Corp.
09/29/24	3.850%	5,279,000	5,466,288
Univision Communications, Inc. (b)
05/15/23	5.125%	665,000	674,975
02/15/25	5.125%	435,000	444,244
iHeartCommunications, Inc.
03/01/21	9.000%	228,000	218,310
iHeartCommunications, Inc. (b)
03/15/23	10.625%	357,000	358,785
Total			23,501,316
Metals 0.4%
ArcelorMittal
02/25/22	7.000%	317,000	347,194
10/15/39	7.750%	360,000	378,000
03/01/41	7.500%	2,090,000	2,173,600
Teck Resources Ltd.
01/15/21	4.500%	3,645,000	3,715,009
Vale Overseas Ltd.
01/11/22	4.375%	4,795,000	4,609,290
Total			11,223,093
Midstream 2.1%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	346,000	355,515
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	41,000	41,205
03/01/22	6.125%	131,000	131,983
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	320,000	323,200
Kinder Morgan Energy Partners LP
10/01/21	5.000%	8,628,000	9,255,118
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	650,000	712,213
Kinder Morgan, Inc.
06/01/18	7.250%	1,350,000	1,532,852

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Kinder Morgan, Inc. (b)
02/15/21	5.000%	$6,920,000	$7,396,124
11/15/23	5.625%	3,533,000	3,885,014
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	449,000	461,348
07/15/23	4.500%	1,284,000	1,271,160
12/01/24	4.875%	335,000	342,504
NiSource Finance Corp.
02/15/23	3.850%	2,420,000	2,554,070
12/15/40	6.250%	2,455,000	3,265,459
Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	208,000	216,320
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	502,000	496,352
Southern Natural Gas Co. LLC
03/01/32	8.000%	2,585,000	3,215,275
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	14,000	14,070
11/15/23	4.250%	257,000	247,363
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	463,000	476,890
11/15/19	4.125%	154,000	153,230
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	60,000	61,800
10/15/22	6.250%	497,000	514,395
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	7,053,000	7,105,897
Williams Partners LP
03/15/22	3.600%	5,435,000	5,418,026
01/15/25	3.900%	2,944,000	2,878,440
09/15/25	4.000%	6,883,000	6,750,612
09/15/45	5.100%	3,415,000	3,292,951
Total			62,369,386
Natural Gas 0.3%
Sempra Energy
10/01/22	2.875%	10,306,000	10,303,063
Office REIT 0.2%
Boston Properties LP
05/15/21	4.125%	5,085,000	5,518,649
Oil Field Services 1.1%
Noble Holding International Ltd.
03/15/17	2.500%	14,554,000	14,329,985
03/16/18	4.000%	2,872,000	2,887,902
03/01/21	4.625%	8,435,000	7,974,618
04/01/25	5.950%	3,715,000	3,627,642
04/01/45	6.950%	3,510,000	3,327,009
Weatherford International LLC
06/15/17	6.350%	365,000	386,461
Total			32,533,617

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	$301,000	$310,030
Other Industry 1.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	399,000	428,925
CBRE Services, Inc.
03/15/23	5.000%	374,000	390,830
Massachusetts Institute of Technology
07/01/14	4.678%	6,210,000	7,384,764
President and Fellows of Harvard College
10/15/40	4.875%	1,485,000	1,815,683
President and Fellows of Harvard College (b)
01/15/39	6.500%	7,120,000	10,565,169
University of Notre Dame du Lac
02/15/45	3.438%	14,120,000	14,250,667
Total			34,836,038
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	341,000	362,313
Duke Realty LP
06/15/22	4.375%	3,630,000	3,898,460
04/15/23	3.625%	1,393,000	1,421,051
Total			5,681,824
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	151,000	152,888
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	84,000	84,315
06/15/17	6.000%	14,000	14,035
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	223,000	226,902
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,253,000	1,295,289
02/15/21	8.250%	236,000	252,520
Sealed Air Corp. (b)
09/15/21	8.375%	845,000	950,625
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	299,000	297,131
Total			3,273,705
Pharmaceuticals 1.3%
Actavis Funding SCS
03/12/20	3.000%	2,205,000	2,255,902
03/15/22	3.450%	12,180,000	12,475,694
Actavis Funding SCS (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
09/01/16	1.143%	$1,465,000	$1,468,516
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	305,000	314,150
Forest Laboratories, Inc. (b)
02/15/21	4.875%	9,760,000	10,759,961
Grifols Worldwide Operations Ltd. (b)
04/01/22	5.250%	325,000	330,281
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	163,000	166,668
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	149,000	160,175
Johnson & Johnson
12/05/33	4.375%	5,745,000	6,584,930
VRX Escrow Corp. (b)
05/15/23	5.875%	704,000	721,600
04/15/25	6.125%	516,000	534,060
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	270,000	284,512
10/15/20	6.375%	735,000	763,481
07/15/21	7.500%	285,000	308,245
12/01/21	5.625%	210,000	213,150
03/01/23	5.500%	173,000	174,298
Total			37,515,623
Property & Casualty 0.7%
HUB International Ltd. (b)
10/01/21	7.875%	728,000	746,200
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	67,000	66,498
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,385,000	3,739,203
03/15/35	6.500%	4,470,000	5,612,402
05/01/42	6.500%	1,580,000	2,024,991
Transatlantic Holdings, Inc.
11/30/39	8.000%	5,018,000	7,092,953
Total			19,282,247
Railroads 0.5%
BNSF Funding Trust I (c)
12/15/55	6.613%	6,120,000	6,900,300
Burlington Northern Santa Fe LLC
09/01/22	3.050%	2,190,000	2,256,900
04/01/45	4.150%	2,645,000	2,751,437
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	178,000	179,335
Union Pacific Corp.
02/01/55	3.875%	2,365,000	2,310,811
Total			14,398,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Refining 0.1%
Phillips 66
11/15/44	4.875%	$1,515,000	$1,622,453
Restaurants 0.2%
BC ULC/New Red Finance Inc. (b)
04/01/22	6.000%	444,000	459,540
Yum! Brands, Inc.
11/01/21	3.750%	1,580,000	1,662,599
11/01/43	5.350%	2,960,000	3,278,718
Total			5,400,857
Retail REIT 0.1%
Kimco Realty Corp.
06/01/23	3.125%	4,075,000	4,051,891
Retailers 1.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	172,000	178,450
CVS Health Corp.
08/12/19	2.250%	3,510,000	3,564,184
CVS Pass-Through Trust (b)
08/10/36	4.163%	5,749,060	6,034,716
Family Tree Escrow LLC (b)
03/01/23	5.750%	339,000	356,798
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	324,000	324,810
L Brands, Inc.
04/01/21	6.625%	414,000	474,241
Macy’s Retail Holdings, Inc.
01/15/22	3.875%	2,350,000	2,508,460
07/15/27	6.790%	11,230,000	13,833,878
Penske Automotive Group, Inc.
12/01/24	5.375%	185,000	190,550
PetSmart, Inc. (b)
03/15/23	7.125%	284,000	294,295
Rite Aid Corp.
02/15/27	7.700%	124,000	143,220
Rite Aid Corp. (b)(d)
04/01/23	6.125%	518,000	530,950
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	388,269
Wal-Mart Stores, Inc.
04/11/23	2.550%	2,050,000	2,066,004
04/22/44	4.300%	2,220,000	2,477,331
Total			33,366,156

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology 0.5%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$271,000	$280,485
04/01/20	6.375%	271,000	280,146
08/01/22	5.375%	481,000	479,797
Ancestry.com, Inc.
12/15/20	11.000%	190,000	210,900
Audatex North America, Inc. (b)
06/15/21	6.000%	362,000	382,815
Equinix, Inc.
01/01/22	5.375%	266,000	277,305
First Data Corp.
01/15/21	11.250%	66,000	75,075
01/15/21	12.625%	274,000	324,690
06/15/21	10.625%	76,000	86,450
First Data Corp. (b)
01/15/21	8.250%	571,000	610,970
Goodman Networks, Inc.
07/01/18	12.125%	148,000	137,640
MSCI, Inc. (b)
11/15/24	5.250%	304,000	314,260
Microsoft Corp.
02/12/22	2.375%	2,120,000	2,135,309
NCR Corp.
12/15/23	6.375%	166,000	176,790
Oracle Corp.
10/15/22	2.500%	7,708,000	7,708,385
Riverbed Technology, Inc. (b)
03/01/23	8.875%	256,000	256,640
Sensata Technologies BV (b)
10/01/25	5.000%	340,000	344,675
VeriSign, Inc.
05/01/23	4.625%	317,000	316,208
VeriSign, Inc. (b)
04/01/25	5.250%	230,000	234,600
Zebra Technologies Corp. (b)
10/15/22	7.250%	426,000	459,015
Total			15,092,155
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/25	5.250%	320,000	318,400
ERAC U.S.A. Finance LLC (b)
11/15/24	3.850%	4,148,000	4,320,486
ERAC USA Finance LLC (b)
02/15/45	4.500%	3,242,000	3,279,821
FedEx Corp.
02/01/25	3.200%	6,460,000	6,547,307
Total			14,466,014

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless 0.2%
Altice SA (b)
05/15/22	7.750%	$324,000	$329,468
02/15/25	7.625%	369,000	370,845
Crown Castle International Corp.
04/15/22	4.875%	323,000	335,516
01/15/23	5.250%	461,000	484,050
Numericable-SFR (b)
05/15/19	4.875%	181,000	180,095
05/15/22	6.000%	455,000	460,687
SBA Telecommunications, Inc.
07/15/20	5.750%	723,000	760,054
Sprint Communications, Inc.
08/15/20	7.000%	233,000	236,641
11/15/21	11.500%	167,000	201,653
Sprint Communications, Inc. (b)
11/15/18	9.000%	935,000	1,072,912
03/01/20	7.000%	142,000	156,555
Sprint Corp.
09/15/23	7.875%	218,000	222,360
06/15/24	7.125%	138,000	134,550
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,210
04/28/21	6.633%	753,000	788,767
01/15/22	6.125%	106,000	109,313
04/01/23	6.625%	285,000	298,181
01/15/24	6.500%	106,000	110,770
03/01/25	6.375%	53,000	54,691
Wind Acquisition Finance SA (b)
04/30/20	6.500%	148,000	156,880
07/15/20	4.750%	438,000	439,095
04/23/21	7.375%	387,000	401,512
Total			7,308,805
Wirelines 1.1%
CenturyLink, Inc.
06/15/21	6.450%	2,245,000	2,421,794
12/01/23	6.750%	320,000	352,400
CenturyLink, Inc. (b)
04/01/25	5.625%	165,000	165,619
Frontier Communications Corp.
04/15/22	8.750%	612,000	679,320
01/15/23	7.125%	156,000	159,510
01/15/25	6.875%	224,000	221,760
Level 3 Communications, Inc.
12/01/22	5.750%	247,000	253,644
Level 3 Financing, Inc.
01/15/21	6.125%	161,000	168,849
08/15/22	5.375%	340,000	349,881
Verizon Communications, Inc.
03/15/21	3.450%	2,615,000	2,734,887
11/01/21	3.000%	10,320,000	10,525,863
11/01/24	3.500%	2,105,000	2,154,183
03/15/34	5.050%	2,042,000	2,217,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
09/15/43	6.550%	$1,916,000	$2,494,937
Verizon New York, Inc.
04/01/32	7.375%	4,865,000	6,075,378
Verizon Virginia LLC
10/01/29	8.375%	554,000	756,991
Windstream Corp.
10/15/20	7.750%	102,000	104,423
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	862,000	866,310
Total			32,703,032
Total Corporate Bonds & Notes (Cost: $1,050,360,586)			$1,078,894,445

Residential Mortgage-Backed Securities - Agency 18.2%
Federal Home Loan Mortgage Corp. (c)(h)(i)
CMO IO Series 311 Class S1
08/15/43	5.776%	3,650,729	786,312
CMO IO Series 326 Class S2
03/15/44	5.776%	2,348,306	591,014
Federal Home Loan Mortgage Corp. (h)
08/01/24	8.000%	27,943	33,213
01/01/25	9.000%	8,619	10,005
09/01/28- 07/01/37	6.000%	9,589,408	10,984,262
04/01/30- 04/01/32	7.000%	309,703	368,891
06/01/33	5.500%	345,284	390,546
06/01/43	3.500%	9,417,921	9,938,016
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 329 Class C5
06/15/43	3.500%	22,361,153	4,243,074
CMO IO Series 4120 Class IA
10/15/42	3.500%	11,224,993	1,970,406
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,812,102	609,954
CMO IO Series 4182 Class DI
05/15/39	3.500%	8,296,591	1,213,957
Federal National Mortgage Association (c)(h)(i)
CMO IO Series 2013-101 Class CS
10/25/43	5.726%	3,213,670	882,068
Federal National Mortgage Association (d)(h)
04/20/30- 04/14/45	3.000%	69,885,000	72,522,899
04/20/30- 04/14/45	3.500%	65,200,000	68,568,031
04/14/45	4.000%	15,000,000	16,038,282
04/14/45	4.500%	12,000,000	13,091,252
04/14/45	5.000%	12,675,000	14,094,006
Federal National Mortgage Association (h)
11/01/21- 04/01/22	8.000%	14,798	16,584
04/01/23	8.500%	14,684	15,632
06/01/24	9.000%	23,193	25,341

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/27- 09/01/31	7.500%	$150,181	$169,742
09/01/28- 12/01/43	3.000%	27,577,090	28,340,450
10/01/28- 08/01/35	6.000%	7,382,831	8,504,605
02/01/29- 09/01/36	5.500%	10,848,753	12,358,227
05/01/29- 07/01/38	7.000%	9,952,659	11,745,417
10/01/40- 10/01/44	4.500%	13,952,370	15,253,137
05/01/41	5.000%	3,651,692	4,070,201
09/01/41- 10/01/44	4.000%	82,299,620	88,241,772
03/01/43- 08/01/44	3.500%	37,675,108	39,745,248
CMO Series 2013-121 Class KD
08/25/41	3.500%	5,361,744	5,658,655
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	15,914	79
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	15,223,962	2,943,912
Federal National Mortgage Association (h)(j)
01/01/36	5.500%	5,339,106	6,084,033
Government National Mortgage Association (d)(h)
04/22/45	3.000%	14,260,000	14,676,660
04/22/45	3.500%	47,800,000	50,312,603
Government National Mortgage Association (h)
06/15/41	4.500%	15,323,996	17,158,176
05/15/42	3.000%	9,206,651	9,496,090
09/20/42	3.500%	5,989,820	6,320,487
Government National Mortgage Association (h)(i)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,723,525	1,441,275

Total Residential Mortgage-Backed Securities - Agency (Cost: $526,748,845)			$538,914,514

Residential Mortgage-Backed Securities - Non-Agency 4.7%
ASG Resecuritization Trust (b)(c)(h)
CMO Series 2009-2 Class G70
05/24/36	4.981%	3,628,000	3,697,634
CMO Series 2009-2 Class G75
05/24/36	4.981%	3,628,000	3,688,938
BCAP LLC Trust (b)(c)(h)
08/26/36	0.291%	2,716,362	2,662,974
09/26/36	3.500%	5,102,649	5,155,703
CMO Series 2012-RR10 Class 9A1
10/26/35	2.687%	1,110,944	1,127,143
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	4,654,075	4,718,604
CMO Series 2014-RR3 Class 3A1
07/26/36	0.312%	1,396,512	1,323,721

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2010-RR11 Class 8A1
05/27/37	5.511%	$3,006,961	$3,087,164
BCAP LLC Series 2013-RR2 Class 7A1 (b)(c)(h)
07/26/36	3.000%	2,840,366	2,833,265
Banc of America Funding Trust CMO Series 2012-R5 Class A (b)(c)(h)
10/03/39	0.431%	2,983,641	2,944,214
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)(h)
11/28/29	3.844%	3,858,527	3,868,562
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(c)(h)
05/15/48	2.600%	148,904	148,892
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(c)(h)
02/25/57	3.743%	1,500,000	1,442,742
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	1,246,037	1,251,490
CMO Series 2012-9 Class 1A1
02/20/36	4.946%	2,920,862	2,921,856
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	2,987,785	2,987,214
CMO Series 2014-12 Class 3A1
10/25/35	2.563%	12,079,297	12,203,786
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2012-A Class A
06/25/51	2.500%	2,452,822	2,382,745
Citigroup Mortgage Loan Trust, Inc. (c)(h)
CMO Series 2015-A Class A4
06/25/58	4.250%	5,750,000	5,989,079
CMO Series 2015-A Class B3
06/25/58	4.500%	1,000,000	940,211
Citigroup Mortgage Loan Trust, Inc. (h)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	25,000,000	937,500
Citigroup Mortgage Loan Trust (b)(c)(h)
CMO Series 2009-9 Class 7A2
01/25/36	2.475%	1,500,000	1,437,027
CMO Series 2014-2 Class 3A3
08/25/37	0.311%	1,000,000	906,529
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (c)(h)
10/25/34	2.596%	3,333,220	3,340,363
Credit Suisse Mortgage Capital Certificates (b)(c)(h)
CMO Series 2011-12R Class 3A1
07/27/36	2.260%	7,857,730	7,765,779
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	707,085	712,801
CMO Series 2011-17R Class 3A1
10/27/35	2.330%	1,562,535	1,557,591
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	7,307,651	7,269,445

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2014-RPL4 Class A2
08/25/62	3.756%	$1,750,000	$1,646,511
Credit Suisse Securities (USA) LLC (b)(c)(h)
02/25/54	3.075%	6,726,476	6,695,870
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-HQ1 Class M3 (c)(h)
03/25/25	3.973%	500,000	503,756
GCAT Series 2013-RP1 Class A1 (b)(c)(h)
06/25/18	3.500%	1,176,695	1,174,814
JPMorgan Resecuritization Trust (b)(c)(h)
CMO Series 2014-1 Class 1016
03/26/36	2.603%	3,630,000	3,657,704
JPMorgan Resecuritization Trust (b)(h)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,989,828	2,999,123
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(c)(h)
10/26/36	3.250%	554,642	549,906
Morgan Stanley Re-Remic Trust (b)(c)(h)
09/26/35	2.631%	6,536,360	6,781,474
CMO Series 2013-R3 Class 10A
10/26/35	2.687%	2,908,238	2,949,055
Morgan Stanley Resecuritization Trust (b)(c)(h)
CMO Series 2013-R9 Class 2A
06/26/46	2.708%	4,864,087	4,923,861
CMO Series 2013-R9 Class 4A
06/26/46	2.365%	3,082,606	3,078,879
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	195,341	197,499
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,236,099	1,249,570
Nomura Resecuritization Trust (b)(c)(h)
CMO Series 2012-3R Class 1A1
01/26/37	0.344%	2,856,745	2,741,453
CMO Series 2014-6R Class 3A1
01/26/36	0.431%	5,495,012	5,103,382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (c)(h)
12/25/34	4.740%	52,139	53,228
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)(h)
04/25/54	3.875%	2,623,697	2,625,729
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (c)(h)
08/25/33	2.381%	3,553,183	3,649,521

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $139,957,349)			$139,884,307

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 5.7%
American Homes 4 Rent Trust Series 2014-SFR2 Class E (b)(h)
10/17/36	6.231%	$350,000	$376,367
American Homes 4 Rent (b)(c)(h)
Series 2014-SFR1 Class E
06/17/31	2.750%	1,900,000	1,852,159
American Homes 4 Rent (b)(h)
Series 2015-SFR1 Class E
04/17/52	5.639%	1,000,000	1,028,494
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	1,026,625
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(h)
09/10/47	5.178%	3,177,764	3,214,032
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (b)(c)(d)(g)(h)
09/27/44	0.000%	1,000,000	912,734
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(h)
05/15/46	5.761%	5,124,254	5,537,254
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)(h)
07/15/44	5.225%	2,309,160	2,320,189
Commercial Mortgage Trust (h)
Series 2015-CR22 Class A5
03/10/48	3.309%	7,165,000	7,445,240
Series 2015-LC19 Class A4
02/10/48	3.183%	4,635,000	4,787,581
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(h)
06/15/39	5.704%	3,969,334	4,246,794
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(c)(h)
09/18/39	5.467%	2,666,503	2,763,057
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (c)(h)
07/10/45	5.035%	1,190,000	1,199,283
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(h)
08/10/45	5.796%	13,450,000	13,790,702
General Electric Capital Assurance Co. (b)(c)(h)
Series 2003-1 Class A4
05/12/35	5.254%	369,475	372,223
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,386,724
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (h)
03/10/39	5.444%	3,605,000	3,803,989
JPMBB Commercial Mortgage Securities Trust (h)
Series 2014-C26 Class A4
01/15/48	3.494%	9,100,000	9,604,167

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-C27 Class A4
02/15/48	3.179%	$4,700,000	$4,834,436
JPMorgan Chase Commercial Mortgage Securities Trust (c)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	342,751	343,695
Series 2006-LDP6 Class ASB
04/15/43	5.490%	388,622	389,083
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)(h)
07/15/44	5.900%	3,460,000	3,765,348
LB-UBS Commercial Mortgage Trust (c)(h)
Series 2006-C4 Class AM
06/15/38	5.842%	1,278,000	1,345,223
LB-UBS Commercial Mortgage Trust (h)
Series 2006-C1 Class A4
02/15/31	5.156%	4,433,100	4,497,495
Series 2007-C2 Class A3
02/15/40	5.430%	10,558,779	11,260,536
Merrill Lynch/Countrywide Commercial Mortgage Trust (c)(h)
Series 2007-6 Class A4
03/12/51	5.485%	7,336,000	7,849,564
Series 2007-8 Class A3
08/12/49	5.874%	10,792,000	11,702,942
Morgan Stanley Bank of America Merrill Lynch Trust (h)
Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,164,659
Series 2015-C21 Class A3
03/15/48	3.077%	3,790,000	3,863,716
Morgan Stanley Re-Remic Trust (b)(c)(h)
Series 2009-GG10 Class A4B
08/12/45	5.796%	1,549,000	1,661,801
Series 2010-GG10 Class A4A
08/15/45	5.796%	3,856,300	4,126,970
Series 2010-GG10 Class A4B
08/15/45	5.796%	4,571,000	4,903,773
ORES NPL LLC (b)(h)
Series 2013-LV2 Class A
09/25/25	3.081%	1,422,136	1,421,695
Series 2014-LV3 Class A
03/27/24	3.000%	3,870,762	3,870,762
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(h)
09/15/24	2.750%	1,735,559	1,735,467
Rialto Real Estate Fund LP (b)(h)
Series 2013-LT3 Class A
06/20/28	2.500%	333,118	333,118
Series 2014-LT5 Class A
05/15/24	2.850%	914,483	914,771
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(h)
08/15/39	5.532%	83,153	83,470
VFC LLC (b)(h)
Series 2014-2 Class A
07/20/30	2.750%	1,060,264	1,060,290
Series 2015-3 Class B
12/20/31	4.750%	500,000	500,298

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 (h)
11/15/47	3.607%	$2,665,000	$2,842,207
Wells Fargo Commercial Mortgage Trust (h)
Series 2015-C26 Class A4
02/15/48	3.166%	4,555,000	4,676,072
Series 2015-C27 Class A4
02/15/48	3.190%	6,450,000	6,635,743
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,686,456
Series 2015-LC20 Class A5
04/15/50	3.184%	9,110,000	9,354,187

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $172,487,105)			$169,491,391

Asset-Backed Securities - Agency 3.7%
Small Business Administration Participation Certificates
Series 2011-20K Class 1
11/01/31	2.870%	4,390,985	4,531,392
Series 2012-20C Class 1
03/01/32	2.510%	1,963,286	1,978,951
Series 2012-20G Class 1
07/01/32	2.380%	1,843,276	1,836,725
Series 2012-20I Class 1
09/01/32	2.200%	3,130,246	3,110,771
Series 2012-20J Class 1
10/01/32	2.180%	10,583,133	10,505,170
Series 2012-20L Class 1
12/01/32	1.930%	1,405,507	1,371,957
Series 2013-20A Class 1
01/01/33	2.130%	2,286,242	2,248,349
Series 2013-20B Class 1
02/01/33	2.210%	9,420,908	9,316,752
Series 2013-20C Class 1
03/01/33	2.220%	8,384,075	8,298,317
Series 2013-20D Class 1
04/01/33	2.080%	5,689,485	5,602,389
Series 2013-20E Class 1
05/01/33	2.070%	4,516,580	4,446,869
Series 2013-20G Class 1
07/01/33	3.150%	1,571,958	1,643,158
Series 2013-20H Class 1
08/01/33	3.160%	4,769,932	4,987,159
Series 2013-20L Class 1
12/01/33	3.380%	4,608,139	4,856,921
Series 2014-20B Class 1
02/01/34	3.230%	3,139,439	3,279,116
Series 2014-20C Class 1
03/01/34	3.210%	3,465,161	3,628,859
Series 2014-20D Class 1
04/01/34	3.110%	9,633,743	10,005,050
Series 2014-20E Class 1
05/01/34	3.000%	6,771,243	7,053,182

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2014-20F Class 1
06/01/34	2.990%	$4,730,697	$4,933,723
Series 2014-20G Class 1
07/01/34	2.870%	3,798,125	3,902,081
Series 2014-20H Class 1
08/01/34	2.880%	4,677,489	4,798,281
Series 2014-20I Class 1
09/01/34	2.920%	440,301	453,831
Series 2014-20K Class 1
11/01/34	2.800%	2,250,000	2,293,710
Series 2014-20L Class 1
12/01/34	2.700%	2,425,000	2,480,723
Series 2015-20C Class 1
03/01/35	2.720%	1,205,000	1,222,251

Total Asset-Backed Securities - Agency (Cost: $106,367,350)			$108,785,687

Asset-Backed Securities - Non-Agency 15.1%
A Voce CLO Ltd. (b)(c)
Series 2014-1A Class A1B
07/15/26	1.713%	5,300,000	5,280,618
Series 2014-1A Class A2A
07/15/26	2.253%	2,700,000	2,696,093
ALM XII Ltd. Series 2015-12A Class A1 (b)(c)
04/16/27	1.749%	3,250,000	3,250,023
ALM XIV Ltd. Series 2014-14A Class A1 (b)(c)
07/28/26	1.686%	7,225,000	7,208,599
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	1,492,055	1,489,376
ARI Fleet Lease Trust (b)(c)
Series 2012-A Class A
03/15/20	0.725%	1,480,399	1,480,810
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (c)
10/20/16	0.554%	5,475,000	5,475,000
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	2,184,000	2,193,491
Ally Master Owner Trust (c)
Series 2014-2 Class A
01/16/18	0.545%	1,075,000	1,075,846
AmeriCredit Automobile Receivables Trust (c)
Series 2014-2 Class A2B
10/10/17	0.455%	1,332,923	1,332,613
Series 2015-1 Class A2B
04/09/18	0.595%	7,160,000	7,160,301
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	6,545,000	6,556,644
Apidos CLO XVIII Series 2014-18A Class A1 (b)(c)
07/22/26	1.669%	11,075,000	11,045,408

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.107%	$3,335,984	$3,308,052
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	2,145,000	2,146,041
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.445%	7,330,000	7,328,497
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,285,140	1,285,507
Barclays Dryrock Issuance Trust (c)
Series 2014-1 Class A
12/16/19	0.535%	3,925,000	3,923,154
Series 2014-2 Class A
03/16/20	0.515%	6,150,000	6,142,942
Betony CLO Ltd. Series 2015-1A Class E (b)(c)
04/15/27	5.612%	1,000,000	895,322
Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2 (b)(c)
02/18/20	0.705%	1,660,000	1,664,857
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.525%	1,230,000	1,229,157
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,103,603	1,103,163
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,702,453
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (b)(c)
07/27/26	1.591%	7,250,000	7,233,310
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(c)
07/20/23	1.557%	7,110,000	7,101,653
Chase Issuance Trust (c)
Series 2007-A5 Class A5
03/15/19	0.215%	12,375,000	12,321,565
Series 2012-A10 Class A10
12/16/19	0.435%	3,190,000	3,184,608
Series 2012-A2 Class A2
05/15/19	0.445%	8,815,000	8,819,839
Chesapeake Funding LLC (b)(c)
Series 2011-2A Class A
04/07/24	1.425%	2,005,771	2,021,180
Series 2012-1A Class A
11/07/23	0.925%	47,749	47,771
Series 2012-2A Class A
05/07/24	0.628%	1,447,772	1,448,131

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-1A Class A
01/07/25	0.625%	$1,505,131	$1,505,838
Series 2014-1A Class A
03/07/26	0.595%	12,355,000	12,355,519
Citibank Credit Card Issuance Trust
Series 2006-A3 Class A3
03/15/18	5.300%	5,545,000	5,791,847
Series 2013-A6 Class A6
09/07/18	1.320%	21,540,000	21,699,288
Citibank Credit Card Issuance Trust (c)
Series 2013-A2 Class A2
05/24/20	0.454%	10,385,000	10,366,577
Countrywide Home Equity Loan Trust (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,022,409	1,011,747
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,347,246	1,337,163
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.247%	2,550,000	2,547,578
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	5,343,248	5,352,814
Series 2015-1 Class A2
09/20/20	1.300%	5,750,000	5,757,556
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	736,182	736,379
Series 2013-D Class A3
04/15/18	0.670%	9,465,000	9,459,587
Series 2015-A Class A3
09/15/19	1.280%	5,445,000	5,453,538
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	7,725,000	7,737,674
GE Dealer Floorplan Master Note Trust (c)
Series 2014-1 Class A
07/20/19	0.556%	5,970,000	5,970,130
Series 2015-1 Class A
01/20/20	0.676%	9,105,000	9,105,011
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	2,458,423	2,458,380
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,665,924	1,665,716
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	2,623,050	2,626,329
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	13,030,000	13,030,547
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(c)
04/19/26	1.707%	20,065,000	19,996,117

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GreatAmerica Leasing Receivables Series 2015-1 Class A2 (b)
06/20/17	1.120%	$2,575,000	$2,577,639
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	3,180,000	3,178,146
HLSS Servicer Advance Receivables Trust Series 2013-T1 Class A3 (b)
01/15/48	2.289%	1,000,000	983,100
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (c)
01/15/19	0.475%	840,000	840,036
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.725%	8,121,150	8,128,630
Series 2014-1 Class A
04/10/28	0.575%	3,580,000	3,580,000
Honda Auto Receivables Owner Trust
Series 2012-3 Class A3
05/15/16	0.560%	40,449	40,461
Series 2013-4 Class A3
09/18/17	0.690%	2,317,000	2,316,502
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(c)
05/15/18	0.525%	7,330,000	7,340,057
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	4,885,000	4,883,275
Mountain View Funding CLO Series 2007-3A Class A1 (b)(c)
04/16/21	0.469%	11,776,015	11,740,440
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	1,163,202	1,162,865
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	4,105,000	4,108,377
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	445,477	445,663
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (c)
01/15/20	0.572%	1,875,000	1,875,081
OZLM VII Ltd. (b)(c)
Series 2014-7A Class A1B
07/17/26	1.747%	7,065,000	7,048,305
Series 2014-7A Class A2A
07/17/26	2.307%	3,980,000	3,944,029
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(c)
01/25/55	3.475%	1,500,000	1,499,895

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Oak Hill Credit Partners X Ltd. (b)(c)
Series 2014-10A Class A
07/20/26	1.727%	$6,430,000	$6,421,094
Series 2014-10A Class B
07/20/26	2.357%	7,350,000	7,349,118
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)
11/14/26	1.572%	7,165,000	7,153,027
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (b)(c)
11/22/25	5.541%	1,000,000	917,500
SLM Student Loan Trust Series 2014-2 Class A1 (c)
07/25/19	0.424%	3,101,040	3,099,792
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	2,572,000	2,592,576
SMART Trust (c)
Series 2013-1US Class A3B
09/14/16	0.625%	705,475	705,379
Santander Drive Auto Receivables Trust (c)
Series 2014-2 Class A2B
07/17/17	0.495%	2,746,278	2,746,394
Series 2014-3 Class A2B
08/15/17	0.455%	2,412,472	2,412,573
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	1,777,447	1,759,749
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	4,430,333	4,441,736
Springleaf Funding Trust Series 2015-AA Class A (b)
11/15/24	3.160%	4,740,000	4,747,309
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(c)
07/14/26	2.303%	3,735,000	3,735,934
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	1.003%	8,469,500	8,397,035
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	2,220,181	2,205,970
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	4,292,824	4,292,528
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	1,506,192	1,504,456
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (b)(c)
03/25/55	3.500%	1,500,000	1,500,060

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1 (b)(c)
02/25/55	3.500%	$1,716,228	$1,715,291
Volkswagen Auto Lease Trust Series 2015-A Class A2B (c)
06/20/17	0.496%	2,950,000	2,950,124
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	1,084,763	1,083,908
Series 2013-2 Class A3
04/20/18	0.700%	8,460,000	8,443,202
Westgate Resorts LLC Series 2013-1A Class B (b)
08/20/25	3.750%	953,477	959,402
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	1,978,006	1,976,062
World Financial Network Credit Card Master Trust Series 2014-A Class A (c)
12/15/19	0.555%	4,250,000	4,250,157

Total Asset-Backed Securities - Non-Agency (Cost: $445,552,004)			$446,170,236

U.S. Treasury Obligations 17.1%
U.S. Treasury
06/30/15	0.375%	166,195,000	166,324,840
02/28/17	0.500%	1,955,000	1,953,473
02/15/18	1.000%	10,208,000	10,246,280
U.S. Treasury (d)
03/31/20	1.375%	47,300,500	47,300,500
03/31/22	1.750%	20,120,000	20,171,869
U.S. Treasury (j)
11/30/16	0.500%	39,307,000	39,325,435
02/15/25	2.000%	113,624,400	114,343,415
11/15/44	3.000%	68,386,000	74,930,745
U.S. Treasury (k)
STRIPS
05/15/43	0.000%	67,461,000	32,310,311

Total U.S. Treasury Obligations (Cost: $499,044,234)			$506,906,868

U.S. Government & Agency Obligations 3.2%
Residual Funding Corp. (k)
STRIPS
10/15/19	0.000%	43,944,000	40,854,209
07/15/20	0.000%	37,854,000	34,507,252
10/15/20	0.000%	10,145,000	9,181,864
01/15/21	0.000%	10,255,000	9,207,001

Total U.S. Government & Agency Obligations (Cost: $91,737,204)			$93,750,326

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(l) 1.5%
Brazil 0.2%
Brazilian Government International Bond
01/20/34	8.250%	$1,843,000		$2,386,685
01/07/41	5.625%		3,599,000	3,639,489
Total				6,026,174

Chile 0.1%
Chile Government International Bond
10/30/22	2.250%		1,650,000	1,637,625

Colombia 0.2%
Colombia Government International Bond
01/18/41	6.125%		4,604,000	5,467,706

Denmark 0.3%
Danske Bank A/S (c)
12/31/49	5.750%	EUR	7,985,000	8,843,450

Mexico 0.2%
Mexico Government International Bond
03/15/22	3.625%		4,212,000	4,374,162
03/08/44	4.750%		1,380,000	1,449,000
Total				5,823,162

Qatar 0.1%
Nakilat, Inc. (b)
12/31/33	6.067%		2,429,000	2,826,749

Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%		3,025,000	3,437,761

United Kingdom 0.3%
Lloyds Banking Group PLC (c)
12/31/49	7.500%		10,316,000	10,960,750

Total Foreign Government Obligations (Cost: $45,922,249)				$45,023,377

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.8%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$1,260,000	$1,613,984

Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,329,917

Kentucky 0.3%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	9,097,671	9,341,944

Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,740,292

Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (m)
07/01/35	8.000%	2,055,000	1,687,730
Puerto Rico Sales Tax Financing Corp. (m)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	1,033,305
1st Subordinated Series 2009B
08/01/44	6.500%	685,000	436,886
1st Subordinated Series 2010C
08/01/41	5.250%	4,065,000	2,469,650
Total			5,627,571
Total Municipal Bonds (Cost: $22,609,963)			$22,653,708

Preferred Debt 1.9%
Banking 1.7%
Citigroup Capital XIII (c)
10/30/40	7.875%	926,810	24,579,001

Issue Description	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
HSBC Holdings PLC
12/31/49	8.000%	$102,410	$2,686,214
M&T Bank Corp. (c)
12/31/49	6.375%	4,884	5,250,202
12/31/49	6.375%	800	864,000
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	146,170	4,209,696
State Street Corp. (c)
12/31/49	5.900%	97,495	2,660,639
U.S. Bancorp (c)
12/31/49	6.500%	164,600	4,890,266
Wells Fargo & Co. (c)
12/31/49	5.850%	179,415	4,758,086
Total			49,898,104
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (c)
12/15/66	6.450%	75,000	1,915,500

Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	169,525	4,353,402

Property & Casualty —%
Allstate Corp. (The) (c)
01/15/53	5.100%	28,440	738,587

Total Preferred Debt (Cost: $56,753,221)			$56,905,593

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(n)
02/01/20	3.750%	$216,914	$215,509

Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(n)
03/20/20	8.500%	223,000	221,327
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (c)(n)
07/03/19	4.250%	651,357	651,898
Total			873,225

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(n)
12/27/20	6.250%	$85,000	$85,425

Technology —%
Applied Systems, Inc. (c)(n)
1st Lien Term Loan
01/25/21	4.286%	30,613	30,593
2nd Lien Term Loan
01/24/22	7.500%	36,000	35,876
Riverbed Technology, Inc. Tranche B Term Loan (c)(d)(n)
02/25/22	6.000%	376,312	379,699
TIBCO Software, Inc. Term Loan (c)(n)
12/04/20	6.500%	172,778	172,616
Total			618,784

Total Senior Loans (Cost: $1,785,925)			$1,792,943

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.123% (o)(p)		8,371,172	$8,371,172

Total Money Market Funds (Cost: $8,371,172)			$8,371,172

Total Investments
(Cost: $3,167,697,207) (q)			$3,217,544,567(r)
Other Assets & Liabilities, Net			(256,719,479)
Net Assets			$2,960,825,088

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	05/04/2015	13,403,000 EUR	14,694,915 USD	276,929	—

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $2,110,784 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	325	USD	41,894,532	06/2015	224,412	—
US 2YR NOTE	377	USD	82,621,907	06/2015	149,760	—
US 5YR NOTE	153	USD	18,392,274	06/2015	180,636	—
Total			142,908,713		554,808	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(113)	EUR	(15,726,170)	06/2015	—	(26,440)
US LONG BOND	(101)	USD	(16,551,375)	06/2015	—	(142,494)
US ULTRA BOND	(75)	USD	(12,740,625)	06/2015	—	(49,191)
Total			(45,018,170)		—	(218,125)

Credit Default Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $2,805,000 were pledged as collateral to cover open credit default swap contracts.

In addition, cash totaling $1,317,000 was received from broker as collateral to cover open credit default swap contracts.

At March 31, 2015, securities totaling $12,075,042 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Citigroup, Inc.	12/20/2019	1.00	9,940,000	(128,479)	79,504	(3,313)	—	(52,288)
JPMorgan	D.R. Horton, Inc.	12/20/2019	1.00	16,655,000	238,151	(851,057)	(5,552)	—	(618,458)
Citibank	Marriott International, Inc.	12/20/2019	1.00	6,935,000	(206,374)	154,631	(2,311)	—	(54,054)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.00	31,900,000	(1,202,313)	1,014,745	(10,633)	—	(198,201)
Goldman Sachs International	Textron, Inc.	12/20/2019	1.00	13,455,000	(190,300)	65,581	(4,485)	—	(129,204)
Goldman Sachs International	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	7,285,000	862,694	(492,718)	(2,428)	367,548	—
JPMorgan	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	10,565,000	1,251,114	(719,355)	(3,522)	528,237	—
Goldman Sachs International	Beazer Homes USA, Inc.	12/20/2019	5.00	5,465,000	(243,843)	92,726	(9,108)		(160,225)
Citibank	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	7,285,000	862,694	(496,025)	(2,428)	364,241	—

Counterparty	Reference Entity		Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Goldman Sachs Group, Inc.		12/20/2019	1.00	1,780,000	(15,336)	7,926	(593)	—	(8,003)
Barclays	Goldman Sachs Group, Inc.		12/20/2019	1.00	9,295,000	(80,082)	37,310	(3,099)	—	(45,871)
Citibank	Morgan Stanley		12/20/2019	1.00	14,360,000	(193,201)	128,883	(4,787)	—	(69,105)
Goldman Sachs International	Bank of America Corp.		12/20/2019	1.00	24,325,000	(433,821)	298,378	(8,108)	—	(143,551)
Goldman Sachs International	Home Depot, Inc.		12/20/2019	1.00	5,470,000	(206,165)	180,668	(1,823)	—	(27,320)
Citibank	McDonald’s Corp.		12/20/2019	1.00	7,280,000	(206,614)	243,890	(2,427)	34,849	—
Citibank	Campbell Soup Co.		12/20/2019	1.00	3,760,000	(97,863)	67,968	(1,254)	—	(31,149)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc	.	12/20/2019	1.00	7,520,000	(131,041)	115,253	(2,507)	—	(18,295)
Goldman Sachs International	Barclays Bank, PLC		12/20/2019	1.00	13,265,000	(292,124)	278,915	(4,422)	—	(17,631)
Citibank	Marriott International, Inc.		12/20/2019	1.00	5,990,000	(178,252)	149,652	(1,997)	—	(30,597)
JPMorgan	Barclays Bank, PLC		12/20/2019	1.00	3,000,000	42,992	(61,060)	(1,000)	—	(19,068)
Goldman Sachs International	Nucor Corp.		12/20/2019	1.00	9,345,000	(168,184)	168,860	(3,115)	—	(2,439)
Goldman Sachs International	Costco Wholesale Corp.		3/20/2020	1.00	3,735,000	(151,439)	140,316	(1,245)	—	(12,368)
Goldman Sachs International	McDonald’s Corp.		12/20/2019	1.00	13,075,000	(371,082)	364,083	(4,358)	—	(11,357)
JPMorgan	McDonald’s Corp.		12/20/2019	1.00	3,735,000	(106,003)	101,951	(1,245)	—	(5,297)
Goldman Sachs International	McDonald’s Corp.		03/20/2020	1.00	9,260,000	(263,914)	239,480	(3,087)	—	(27,521)
Morgan Stanley	Textron, Inc.		03/20/2020	1.00	3,655,000	(45,807)	45,048	(1,219)	—	(1,978)
Goldman Sachs International	Citigroup, Inc.		03/20/2020	1.00	10,555,000	(126,346)	99,350	(3,518)	—	(30,514)
Morgan Stanley	Goldman Sachs Group, Inc.		03/20/2020	1.00	17,495,000	(130,844)	110,853	(5,832)	—	(25,823)
Citibank	D.R. Horton, Inc.		03/20/2020	1.00	7,660,000	139,929	(215,809)	(2,554)	—	(78,434)
Citibank	Campbell Soup Co.		03/20/2020	1.00	9,230,000	(237,517)	144,171	(3,077)	—	(96,423)
Citibank	Nordstrom, Inc.		03/20/2020	1.00	3,665,000	(109,485)	101,884	(1,222)	—	(8,823)
Goldman Sachs International	Toll Brothers, Inc.		03/20/2020	1.00	14,780,000	123,791	(245,159)	(4,926)	—	(126,294)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc	.	03/20/2020	1.00	3,665,000	(58,666)	50,307	(1,222)	—	(9,581)
Citibank	Toll Brothers, Inc.		03/20/2020	1.00	6,255,000	52,389	(95,075)	(2,085)	—	(44,771)
JPMorgan	Anadarko Petroleum Corp.		06/20/2020	1.00	3,665,000	3,483	(12,502)	(1,222)	—	(10,241)
Citibank	Energy Transfer Partners, LP		06/20/2020	1.00	3,665,000	110,138	(130,114)	(1,222)	—	(21,198)
JPMorgan	Kinder Morgan, Inc.		06/20/2020	1.00	3,665,000	47,205	(61,766)	(1,222)	—	(15,783)
Morgan Stanley	Apache Corp.		06/20/2020	1.00	3,665,000	58,929	(66,974)	(1,222)	—	(9,267)
Goldman Sachs International	Anthem, Inc.		03/20/2020	1.00	3,665,000	(103,284)	107,112	(1,221)	2,607	—
JPMorgan	Aetna, Inc.		06/20/2020	1.00	3,665,000	(148,623)	143,617	(1,222)	—	(6,228)
JPMorgan	L Brands, Inc.		06/20/2020	1.00	13,880,000	253,131	(261,015)	(4,627)	—	(12,511)
JPMorgan	Aetna, Inc.		06/20/2020	1.00	3,670,000	(148,826)	145,337	(1,223)	—	(4,712)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.00	234,747,917	37,880	—	(62,691)	—	(24,811)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.00	105,370,000	(335,131)	—	(175,617)	—	(510,748)
Total								1,297,482	(2,720,142)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Humana, Inc.	06/20/2020	1.00	0.446	3,665,000	103,525	(93,271)	1,222	11,476	—
JPMorgan	Humana, Inc.	06/20/2020	1.00	0.446	3,670,000	103,666	(101,464)	1,223	3,425	—
Total									14,901	—

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $5,619,443 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8830	02/23/2017	USD	149,365,000	(353)	—	(411,636)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.6920	02/23/2020	USD	61,155,611	(269)	593,565	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.2900	03/19/2018	USD	200,861,000	34,626	—	(1,142,731)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.5000	03/19/2045	USD	28,710,000	(133,524)	539,749	—
Total								1,133,314	(1,554,367)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $618,714,569 or 20.90% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $79,429, which represents less than 0.01% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $177,047, which represents 0.01% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artist Theatre Circuit, Inc.
9.300% 07/01/15	12-08-1995	177,047

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $1,089,781, which represents 0.04% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(k)	Zero coupon bond.
(l)	Principal and interest may not be guaranteed by the government.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2015, the value of these securities amounted to $5,627,571 or 0.19% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,346,282	318,631,970	(347,607,080)	8,371,172	9,623	8,371,172

(q)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $3,167,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,471,000
Unrealized Depreciation	(16,623,000)
Net Unrealized Appreciation	$49,848,000

(r)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	1,384,190	177,047	1,561,237
All Other Industries	—	1,077,333,208	—	1,077,333,208
Residential Mortgage-Backed Securities - Agency	—	538,914,514	—	538,914,514
Residential Mortgage-Backed Securities - Non-Agency	—	130,269,568	9,614,739	139,884,307
Commercial Mortgage-Backed Securities - Non-Agency	—	166,823,843	2,667,548	169,491,391
Asset-Backed Securities - Agency	—	108,785,687	—	108,785,687
Asset-Backed Securities - Non-Agency	—	443,543,907	2,626,329	446,170,236
U.S. Treasury Obligations	407,124,188	99,782,680	—	506,906,868
U.S. Government & Agency Obligations	—	93,750,326	—	93,750,326
Foreign Government Obligations	—	45,023,377	—	45,023,377
Municipal Bonds	—	22,653,708	—	22,653,708
Preferred Debt	56,905,593	—	—	56,905,593
Total Bonds	464,029,781	2,728,265,008	15,085,663	3,207,380,452
Other
Senior Loans
Lodging	—	—	85,425	85,425
All Other Industries	—	1,707,518	—	1,707,518
Total Other	—	1,707,518	85,425	1,792,943
Mutual Funds
Money Market Funds	8,371,172	—	—	8,371,172
Total Mutual Funds	8,371,172	—	—	8,371,172
Investments in Securities	472,400,953	2,729,972,526	15,171,088	3,217,544,567
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	276,929	—	276,929
Futures Contracts	554,808	—	—	554,808
Swap Contracts	—	2,445,697	—	2,445,697
Liabilities
Futures Contracts	(218,125)	—	—	(218,125)
Swap Contracts	—	(4,274,509)	—	(4,274,509)
Total	472,737,636	2,728,420,643	15,171,088	3,216,329,367

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset- Backed Securities - Agency ($)	Asset- Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	346,228	1,485,000	25,401,948	617,123	2,416,664	485,800	304,017	31,056,780
Increase (decrease) in accrued discounts/premiums	—	—	(6,253)	(146)	—	—	—	(6,399)
Realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	—	—	15,576	(294)	—	3,279	1,063	19,624
Sales	(169,181)	—	(499,430)	(726,306)	—	(612,750)	—	(2,007,667)
Purchases	—	—	—	912,734	—	2,750,000	—	3,662,734
Transfers into Level 3	—	—	—	1,864,437	—	—	—	1,864,437
Transfers out of Level 3	—	(1,485,000)	(15,297,102)	—	(2,416,664)	—	(219,655)	(19,418,421)
Balance as of March 31, 2015	177,047	—	9,614,739	2,667,548	—	2,626,329	85,425	15,171,088

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $18,459, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $14,411, Commercial Mortgage-Backed Securities — Non-Agency of $(294), Asset-Backed Securities — Non-Agency of $3,279 and Senior Loans of $1,063.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations from broker dealers, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain seniors loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 18.4%
Auto Components 1.2%
Delphi Automotive PLC	192,650	$15,361,911
Hotels, Restaurants & Leisure 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	266,880	22,284,480
Household Durables 1.0%
Jarden Corp. (a)	249,110	13,177,919
Internet & Catalog Retail 4.0%
Amazon.com, Inc. (a)	72,881	27,119,020
Expedia, Inc.	98,280	9,251,097
Priceline Group, Inc. (The) (a)	13,942	16,230,579
Total		52,600,696
Media 4.4%
Comcast Corp., Class A	472,300	26,670,781
DISH Network Corp., Class A (a)	263,829	18,483,860
Time Warner, Inc.	156,660	13,228,370
Total		58,383,011
Multiline Retail 0.9%
Hudson’s Bay Co.	597,784	12,375,268
Specialty Retail 2.7%
Lowe’s Companies, Inc.	479,943	35,702,960
Textiles, Apparel & Luxury Goods 2.5%
Hanesbrands, Inc.	645,932	21,645,182
VF Corp.	162,872	12,265,890
Total		33,911,072
TOTAL CONSUMER DISCRETIONARY		243,797,317
CONSUMER STAPLES 6.6%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	354,137	15,652,856
Food & Staples Retailing 3.2%
CVS Health Corp.	210,075	21,681,841
Kroger Co. (The)	271,334	20,800,464
Total		42,482,305
Food Products 2.2%
Mead Johnson Nutrition Co.	195,170	19,620,440

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
WhiteWave Foods Co. (The), Class A (a)	210,897	$9,351,173
Total		28,971,613
TOTAL CONSUMER STAPLES		87,106,774
ENERGY 4.2%
Energy Equipment & Services 1.4%
Schlumberger Ltd.	225,793	18,840,168
Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp.	205,030	16,978,534
EOG Resources, Inc.	96,525	8,850,377
Kinder Morgan, Inc.	270,343	11,370,627
Total		37,199,538
TOTAL ENERGY		56,039,706
FINANCIALS 5.8%
Banks 1.3%
Fifth Third Bancorp	344,742	6,498,387
Wells Fargo & Co.	194,658	10,589,395
Total		17,087,782
Capital Markets 3.4%
BlackRock, Inc.	27,986	10,238,398
Goldman Sachs Group, Inc. (The)	51,400	9,661,658
Invesco Ltd.	386,970	15,358,839
TD Ameritrade Holding Corp.	281,660	10,494,652
Total		45,753,547
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	75,270	14,725,823
TOTAL FINANCIALS		77,567,152
HEALTH CARE 18.1%
Biotechnology 8.7%
Alkermes PLC (a)	204,250	12,453,122
Biogen, Inc. (a)	59,870	25,279,509
BioMarin Pharmaceutical, Inc. (a)	91,280	11,375,313
Bluebird Bio, Inc. (a)	27,130	3,276,490
Celgene Corp. (a)	178,900	20,623,592
Clovis Oncology, Inc. (a)	55,790	4,141,292
Incyte Corp. (a)	112,600	10,320,916
Intercept Pharmaceuticals, Inc. (a)	20,342	5,736,851
Receptos, Inc. (a)	22,820	3,762,790
Regulus Therapeutics, Inc. (a)	139,930	2,370,414

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	131,065	$15,461,738
Total		114,802,027
Health Care Equipment & Supplies 3.0%
Medtronic PLC	276,389	21,555,578
Zimmer Holdings, Inc.	158,805	18,662,764
Total		40,218,342
Health Care Providers & Services 4.4%
Express Scripts Holding Co. (a)	214,510	18,613,033
Laboratory Corp. of America Holdings (a)	123,800	15,609,942
McKesson Corp.	109,786	24,833,593
Total		59,056,568
Pharmaceuticals 2.0%
Actavis PLC (a)	88,615	26,373,596
TOTAL HEALTH CARE		240,450,533
INDUSTRIALS 10.3%
Aerospace & Defense 2.8%
Honeywell International, Inc.	225,617	23,534,109
Northrop Grumman Corp.	86,670	13,950,403
Total		37,484,512
Air Freight & Logistics 1.2%
FedEx Corp.	96,130	15,904,709
Electrical Equipment 0.9%
Rockwell Automation, Inc.	99,096	11,494,145
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	141,430	13,100,661
Machinery 3.9%
Ingersoll-Rand PLC	301,420	20,520,674
Pall Corp.	105,839	10,625,177
Snap-On, Inc.	136,215	20,031,778
Total		51,177,629
Road & Rail 0.5%
Kansas City Southern	69,141	7,057,913
TOTAL INDUSTRIALS		136,219,569
INFORMATION TECHNOLOGY 30.7%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	102,430	14,962,974

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 7.5%
Alibaba Group Holding Ltd., ADR (a)	90,840	$7,561,522
Facebook, Inc., Class A (a)	341,248	28,055,704
Google, Inc., Class A (a)	45,948	25,487,356
Google, Inc., Class C (a)	46,688	25,585,024
LinkedIn Corp., Class A (a)	53,800	13,442,468
Total		100,132,074
IT Services 2.3%
Visa, Inc., Class A	464,120	30,358,089
Semiconductors & Semiconductor Equipment 5.9%
Avago Technologies Ltd.	79,110	10,045,388
Broadcom Corp., Class A	341,490	14,784,809
NXP Semiconductors NV (a)	108,336	10,872,601
Qorvo, Inc. (a)	195,710	15,598,087
Skyworks Solutions, Inc.	167,240	16,438,020
SunEdison, Inc. (a)	416,080	9,985,920
Total		77,724,825
Software 8.0%
Electronic Arts, Inc. (a)	465,760	27,393,674
Microsoft Corp.	388,546	15,796,338
Red Hat, Inc. (a)	334,590	25,345,193
salesforce.com, Inc. (a)	359,663	24,029,085
ServiceNow, Inc. (a)	170,635	13,442,625
Total		106,006,915
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	629,405	78,316,864
TOTAL INFORMATION TECHNOLOGY		407,501,741
MATERIALS 2.0%
Chemicals 2.0%
Eastman Chemical Co.	147,080	10,186,761
Monsanto Co.	139,960	15,751,098
Total		25,937,859
TOTAL MATERIALS		25,937,859
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	234,733	11,415,066
TOTAL TELECOMMUNICATION SERVICES		11,415,066
Total Common Stocks (Cost: $1,052,021,043)		$1,286,035,717

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	47,180,611	$47,180,611
Total Money Market Funds (Cost: $47,180,611)		$47,180,611
Total Investments
(Cost: $1,099,201,654)		$1,333,216,328(d)
Other Assets & Liabilities, Net		(8,190,235)
Net Assets		$1,325,026,093

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,772,953	85,748,293	(61,340,635)	47,180,611	10,239	47,180,611

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	243,797,317	—	—	243,797,317
Consumer Staples	87,106,774	—	—	87,106,774
Energy	56,039,706	—	—	56,039,706
Financials	77,567,152	—	—	77,567,152
Health Care	240,450,533	—	—	240,450,533
Industrials	136,219,569	—	—	136,219,569
Information Technology	407,501,741	—	—	407,501,741
Materials	25,937,859	—	—	25,937,859
Telecommunication Services	11,415,066	—	—	11,415,066
Total Equity Securities	1,286,035,717	—	—	1,286,035,717
Mutual Funds
Money Market Funds	47,180,611	—	—	47,180,611
Total Mutual Funds	47,180,611	—	—	47,180,611
Total	1,333,216,328	—	—	1,333,216,328

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 12.2%
Auto Components 1.1%
Delphi Automotive PLC	384,700	$30,675,978
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	385,200	26,709,768
Wyndham Worldwide Corp.	227,000	20,536,690
Total		47,246,458
Household Durables 0.1%
Whirlpool Corp.	13,600	2,748,016
Media 3.4%
Comcast Corp., Class A	1,201,000	67,820,470
Walt Disney Co. (The)	287,100	30,113,919
Total		97,934,389
Multiline Retail 0.3%
Kohl’s Corp.	118,000	9,233,500
Specialty Retail 5.6%
Best Buy Co., Inc.	1,189,400	44,947,426
Home Depot, Inc. (The)	684,300	77,743,323
Lowe’s Companies, Inc.	532,300	39,597,797
Total		162,288,546
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	20,200	1,521,262
TOTAL CONSUMER DISCRETIONARY		351,648,149
CONSUMER STAPLES 9.2%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	260,300	20,428,344
Food & Staples Retailing 3.2%
CVS Health Corp.	83,100	8,576,751
Kroger Co. (The)	799,500	61,289,670
Wal-Mart Stores, Inc.	265,200	21,812,700
Total		91,679,121
Food Products 2.0%
Archer-Daniels-Midland Co.	1,064,500	50,457,300
Tyson Foods, Inc., Class A	149,800	5,737,340
Total		56,194,640
Tobacco 3.3%
Altria Group, Inc.	796,500	39,840,930

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	725,700	$54,666,981
Total		94,507,911
TOTAL CONSUMER STAPLES		262,810,016
ENERGY 7.8%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	674,000	33,693,260
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	299,400	31,431,012
ConocoPhillips	930,500	57,932,930
EOG Resources, Inc.	116,200	10,654,378
Exxon Mobil Corp.	141,700	12,044,500
Hess Corp.	125,800	8,538,046
Phillips 66	105,100	8,260,860
Valero Energy Corp.	969,800	61,698,676
Total		190,560,402
TOTAL ENERGY		224,253,662
FINANCIALS 16.3%
Banks 4.3%
Citigroup, Inc.	1,264,100	65,126,432
JPMorgan Chase & Co.	949,500	57,520,710
Total		122,647,142
Capital Markets 0.9%
BlackRock, Inc.	52,400	19,170,016
Invesco Ltd.	201,000	7,977,690
Total		27,147,706
Consumer Finance 2.8%
Capital One Financial Corp.	652,600	51,437,932
Navient Corp.	1,378,600	28,026,938
Total		79,464,870
Diversified Financial Services 1.8%
Moody’s Corp.	490,300	50,893,140
Insurance 3.6%
Aon PLC	416,400	40,024,368
Lincoln National Corp.	496,200	28,511,652
MetLife, Inc.	718,200	36,305,010
Total		104,841,030
Real Estate Investment Trusts (REITs) 2.9%
Host Hotels & Resorts, Inc.	1,127,300	22,748,914

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	30,900	$6,091,626
Simon Property Group, Inc.	280,300	54,837,892
Total		83,678,432
TOTAL FINANCIALS		468,672,320
HEALTH CARE 15.2%
Biotechnology 3.1%
Alkermes PLC (a)	103,500	6,310,395
Biogen, Inc. (a)	35,700	15,073,968
BioMarin Pharmaceutical, Inc. (a)	64,500	8,037,990
Celgene Corp. (a)	177,800	20,496,784
Gilead Sciences, Inc. (a)	225,300	22,108,689
Vertex Pharmaceuticals, Inc. (a)	145,400	17,152,838
Total		89,180,664
Health Care Equipment & Supplies 1.1%
CR Bard, Inc.	189,000	31,629,150
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	425,100	48,321,117
Anthem, Inc.	336,700	51,989,847
Cardinal Health, Inc.	32,900	2,969,883
Total		103,280,847
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	109,300	4,541,415
Pharmaceuticals 7.2%
AbbVie, Inc.	604,200	35,369,868
Johnson & Johnson	501,800	50,481,080
Merck & Co., Inc.	710,900	40,862,532
Pfizer, Inc.	2,340,600	81,429,474
Total		208,142,954
TOTAL HEALTH CARE		436,775,030
INDUSTRIALS 9.9%
Aerospace & Defense 4.1%
Boeing Co. (The)	406,100	60,947,488
General Dynamics Corp.	386,700	52,486,791
Lockheed Martin Corp.	21,900	4,444,824
Total		117,879,103
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	318,400	23,313,248

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	117,600	$11,400,144
Total		34,713,392
Airlines 0.6%
Delta Air Lines, Inc.	60,900	2,738,064
Southwest Airlines Co.	322,900	14,304,470
Total		17,042,534
Electrical Equipment 1.6%
Emerson Electric Co.	523,000	29,612,260
Rockwell Automation, Inc.	131,100	15,206,289
Total		44,818,549
Industrial Conglomerates 2.1%
3M Co.	375,800	61,988,210
Machinery 0.2%
Caterpillar, Inc.	67,900	5,434,037
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	30,400	3,902,144
TOTAL INDUSTRIALS		285,777,969
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 2.2%
Cisco Systems, Inc.	2,299,000	63,279,975
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	432,900	9,818,172
Internet Software & Services 1.4%
VeriSign, Inc. (a)	595,800	39,900,726
IT Services 3.2%
MasterCard, Inc., Class A	679,200	58,676,088
Visa, Inc., Class A	497,200	32,521,852
Total		91,197,940
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A	866,200	37,502,129
NVIDIA Corp.	531,900	11,130,008
Total		48,632,137
Software 5.6%
Electronic Arts, Inc. (a)	665,700	39,153,145

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	1,549,200	$62,982,726
Oracle Corp.	1,388,700	59,922,405
Total		162,058,276
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. (b)	1,135,000	141,228,050
EMC Corp.	265,200	6,778,512
Total		148,006,562
TOTAL INFORMATION TECHNOLOGY		562,893,788
MATERIALS 3.1%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	328,000	28,798,400
Containers & Packaging 0.5%
Ball Corp.	185,500	13,103,720
Paper & Forest Products 1.6%
International Paper Co.	851,500	47,249,735
TOTAL MATERIALS		89,151,855
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	541,400	17,676,710
CenturyLink, Inc.	1,377,900	47,606,445
Total		65,283,155
TOTAL TELECOMMUNICATION SERVICES		65,283,155

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.3%
Electric Utilities 1.7%
Entergy Corp.	618,300	$47,912,067
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	1,091,600	45,759,872
TOTAL UTILITIES		93,671,939
Total Common Stocks (Cost: $2,486,872,964)		$2,840,937,883

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	34,254,315	$34,254,315
Total Money Market Funds (Cost: $34,254,315)		$34,254,315
Total Investments
(Cost: $2,521,127,279)		$2,875,192,198(e)
Other Assets & Liabilities, Net		(3,921,056)
Net Assets		$2,871,271,142

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $3,110,750 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	66	USD	34,003,200	06/2015	—	(106,432)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,171,957	25,565,262	(31,482,904)	34,254,315	10,366	34,254,315

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	351,648,149	—	—	351,648,149
Consumer Staples	262,810,016	—	—	262,810,016
Energy	224,253,662	—	—	224,253,662
Financials	468,672,320	—	—	468,672,320
Health Care	436,775,030	—	—	436,775,030
Industrials	285,777,969	—	—	285,777,969
Information Technology	562,893,788	—	—	562,893,788
Materials	89,151,855	—	—	89,151,855
Telecommunication Services	65,283,155	—	—	65,283,155
Utilities	93,671,939	—	—	93,671,939
Total Equity Securities	2,840,937,883	—	—	2,840,937,883
Mutual Funds
Money Market Funds	34,254,315	—	—	34,254,315
Total Mutual Funds	34,254,315	—	—	34,254,315
Investments in Securities	2,875,192,198	—	—	2,875,192,198
Derivatives
Liabilities
Futures Contracts	(106,432)	—	—	(106,432)
Total	2,875,085,766	—	—	2,875,085,766

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Index Fund ( formerly Columbia Variable Portfolio – S&P 500 Index Fund )

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.4%
BorgWarner, Inc.	3,834	$231,880
Delphi Automotive PLC	4,914	391,843
Goodyear Tire & Rubber Co. (The)	4,562	123,539
Johnson Controls, Inc.	11,128	561,296
Total		1,308,558
Automobiles 0.7%
Ford Motor Co.	66,952	1,080,605
General Motors Co.	22,895	858,563
Harley-Davidson, Inc.	3,580	217,449
Total		2,156,617
Distributors 0.1%
Genuine Parts Co.	2,580	240,430
Diversified Consumer Services —%
H&R Block, Inc.	4,655	149,286
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	7,622	364,637
Chipotle Mexican Grill, Inc. (a)	526	342,184
Darden Restaurants, Inc.	2,103	145,822
Marriott International, Inc., Class A	3,513	282,164
McDonald’s Corp.	16,269	1,585,251
Royal Caribbean Cruises Ltd.	2,790	228,362
Starbucks Corp.	12,687	1,201,459
Starwood Hotels & Resorts Worldwide, Inc.	2,902	242,317
Wyndham Worldwide Corp.	2,041	184,649
Wynn Resorts Ltd.	1,368	172,204
Yum! Brands, Inc.	7,332	577,175
Total		5,326,224
Household Durables 0.5%
D.R. Horton, Inc.	5,628	160,285
Garmin Ltd.	2,043	97,083
Harman International Industries, Inc.	1,157	154,610
Leggett & Platt, Inc.	2,345	108,081
Lennar Corp., Class A	3,020	156,466
Mohawk Industries, Inc. (a)	1,050	195,038
Newell Rubbermaid, Inc.	4,589	179,292
PulteGroup, Inc.	5,607	124,644
Whirlpool Corp.	1,318	266,315
Total		1,441,814
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	6,446	2,398,557

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Expedia, Inc.	1,668	$157,009
Netflix, Inc. (a)	1,024	426,690
Priceline Group, Inc. (The) (a)	875	1,018,631
TripAdvisor, Inc. (a)	1,886	156,859
Total		4,157,746
Leisure Products 0.1%
Hasbro, Inc.	1,895	119,840
Mattel, Inc.	5,722	130,747
Total		250,587
Media 3.4%
Cablevision Systems Corp., Class A	3,708	67,856
CBS Corp., Class B Non Voting	7,741	469,337
Comcast Corp., Class A	43,003	2,428,379
DIRECTV (a)	8,513	724,456
Discovery Communications, Inc., Class A (a)	2,519	77,484
Discovery Communications, Inc., Class C (a)	4,574	134,819
Gannett Co., Inc.	3,840	142,387
Interpublic Group of Companies, Inc. (The)	6,977	154,331
News Corp., Class A (a)	8,452	135,317
Omnicom Group, Inc.	4,175	325,567
Scripps Networks Interactive, Inc., Class A	1,644	112,713
Time Warner Cable, Inc.	4,751	712,080
Time Warner, Inc.	14,056	1,186,889
Twenty-First Century Fox, Inc., Class A	30,949	1,047,314
Viacom, Inc., Class B	6,182	422,231
Walt Disney Co. (The)	26,462	2,775,599
Total		10,916,759
Multiline Retail 0.8%
Dollar General Corp. (a)	5,135	387,076
Dollar Tree, Inc. (a)	3,483	282,628
Family Dollar Stores, Inc.	1,627	128,924
Kohl’s Corp.	3,421	267,693
Macy’s, Inc.	5,766	374,271
Nordstrom, Inc.	2,382	191,322
Target Corp.	10,782	884,879
Total		2,516,793
Specialty Retail 2.4%
AutoNation, Inc. (a)	1,265	81,378
AutoZone, Inc. (a)	542	369,731
Bed Bath & Beyond, Inc. (a)	3,141	241,150
Best Buy Co., Inc.	4,924	186,078

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	3,559	$245,607
GameStop Corp., Class A	1,836	69,695
Gap, Inc. (The)	4,489	194,508
Home Depot, Inc. (The)	22,304	2,533,957
L Brands, Inc.	4,159	392,152
Lowe’s Companies, Inc.	16,465	1,224,831
O’Reilly Automotive, Inc. (a)	1,722	372,365
Ross Stores, Inc.	3,500	368,760
Staples, Inc.	10,839	176,513
Tiffany & Co.	1,904	167,571
TJX Companies, Inc. (The)	11,558	809,638
Tractor Supply Co.	2,305	196,063
Urban Outfitters, Inc. (a)	1,692	77,240
Total		7,707,237
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	4,673	193,602
Fossil Group, Inc. (a)	752	62,003
Hanesbrands, Inc.	6,780	227,198
Michael Kors Holdings Ltd. (a)	3,395	223,221
Nike, Inc., Class B	11,843	1,188,208
PVH Corp.	1,391	148,225
Ralph Lauren Corp.	1,016	133,604
Under Armour, Inc., Class A (a)	2,825	228,119
VF Corp.	5,791	436,120
Total		2,840,300
TOTAL CONSUMER DISCRETIONARY		39,012,351
CONSUMER STAPLES 9.4%
Beverages 2.1%
Brown-Forman Corp., Class B	2,642	238,705
Coca-Cola Co. (The)	66,502	2,696,656
Coca-Cola Enterprises, Inc.	3,672	162,302
Constellation Brands, Inc., Class A (a)	2,846	330,734
Dr. Pepper Snapple Group, Inc.	3,267	256,394
Molson Coors Brewing Co., Class B	2,705	201,387
Monster Beverage Corp. (a)	2,470	341,836
PepsiCo, Inc.	25,087	2,398,819
Total		6,626,833
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	7,443	1,127,577
CVS Health Corp.	19,042	1,965,325
Kroger Co. (The)	8,315	637,428
SYSCO Corp.	10,020	378,055
Wal-Mart Stores, Inc.	26,728	2,198,378

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	14,755	$1,249,453
Whole Foods Market, Inc.	6,101	317,740
Total		7,873,956
Food Products 1.6%
Archer-Daniels-Midland Co.	10,732	508,697
Campbell Soup Co.	3,008	140,022
ConAgra Foods, Inc.	7,211	263,418
General Mills, Inc.	10,219	578,395
Hershey Co. (The)	2,504	252,679
Hormel Foods Corp.	2,280	129,618
JM Smucker Co. (The)	1,727	199,866
Kellogg Co.	4,286	282,662
Keurig Green Mountain, Inc.	2,050	229,046
Kraft Foods Group, Inc.	9,947	866,533
McCormick & Co., Inc.	2,167	167,097
Mead Johnson Nutrition Co.	3,420	343,813
Mondelez International, Inc., Class A	27,919	1,007,597
Tyson Foods, Inc., Class A	4,944	189,355
Total		5,158,798
Household Products 1.8%
Clorox Co. (The)	2,219	244,955
Colgate-Palmolive Co.	14,431	1,000,645
Kimberly-Clark Corp.	6,188	662,797
Procter & Gamble Co. (The)	45,705	3,745,068
Total		5,653,465
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	3,780	314,345
Tobacco 1.4%
Altria Group, Inc.	33,328	1,667,067
Lorillard, Inc.	6,089	397,916
Philip Morris International, Inc.	26,182	1,972,290
Reynolds American, Inc.	5,214	359,297
Total		4,396,570
TOTAL CONSUMER STAPLES		30,023,967
ENERGY 7.8%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	7,353	467,504
Cameron International Corp. (a)	3,276	147,813
Diamond Offshore Drilling, Inc.	1,137	30,460
Ensco PLC, Class A	3,968	83,606
FMC Technologies, Inc. (a)	3,913	144,820

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Halliburton Co.	14,383	$631,126
Helmerich & Payne, Inc.	1,826	124,296
National Oilwell Varco, Inc.	6,938	346,831
Noble Corp. PLC	4,095	58,476
Schlumberger Ltd.	21,579	1,800,552
Transocean Ltd.	5,760	84,499
Total		3,919,983
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	8,571	709,765
Apache Corp.	6,375	384,604
Cabot Oil & Gas Corp.	6,989	206,385
Chesapeake Energy Corp.	8,756	123,985
Chevron Corp.	31,818	3,340,254
Cimarex Energy Co.	1,480	170,333
ConocoPhillips	20,842	1,297,623
CONSOL Energy, Inc.	3,893	108,576
Devon Energy Corp.	6,536	394,186
EOG Resources, Inc.	9,279	850,791
EQT Corp.	2,571	213,059
Exxon Mobil Corp.	70,989	6,034,065
Hess Corp.	4,112	279,081
Kinder Morgan, Inc.	28,839	1,212,968
Marathon Oil Corp.	11,420	298,176
Marathon Petroleum Corp.	4,626	473,656
Murphy Oil Corp.	2,819	131,365
Newfield Exploration Co. (a)	2,718	95,375
Noble Energy, Inc.	6,543	319,953
Occidental Petroleum Corp.	13,039	951,847
ONEOK, Inc.	3,524	169,998
Phillips 66	9,199	723,041
Pioneer Natural Resources Co.	2,517	411,555
QEP Resources, Inc.	2,733	56,983
Range Resources Corp.	2,809	146,180
Southwestern Energy Co. (a)	6,507	150,897
Spectra Energy Corp.	11,356	410,747
Tesoro Corp.	2,109	192,531
Valero Energy Corp.	8,712	554,257
Williams Companies, Inc. (The)	11,393	576,372
Total		20,988,608
TOTAL ENERGY		24,908,591
FINANCIALS 15.8%
Banks 5.6%
Bank of America Corp.	178,030	2,739,882
BB&T Corp.	12,198	475,600

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Citigroup, Inc.	51,349	$2,645,500
Comerica, Inc.	3,020	136,293
Fifth Third Bancorp	13,786	259,866
Huntington Bancshares, Inc.	13,704	151,429
JPMorgan Chase & Co.	63,097	3,822,416
KeyCorp	14,480	205,037
M&T Bank Corp.	2,254	286,258
PNC Financial Services Group, Inc. (The)	8,816	822,004
Regions Financial Corp.	22,723	214,732
SunTrust Banks, Inc.	8,876	364,715
U.S. Bancorp	30,143	1,316,345
Wells Fargo & Co.	79,353	4,316,803
Zions Bancorporation	3,439	92,853
Total		17,849,733
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	925	198,671
Ameriprise Financial, Inc. (b)	3,085	403,641
Bank of New York Mellon Corp. (The)	18,854	758,685
BlackRock, Inc.	2,145	784,727
Charles Schwab Corp. (The)	19,524	594,311
E*TRADE Financial Corp. (a)	4,886	139,520
Franklin Resources, Inc.	6,630	340,252
Goldman Sachs Group, Inc. (The)	6,859	1,289,286
Invesco Ltd.	7,269	288,507
Legg Mason, Inc.	1,678	92,626
Morgan Stanley	26,089	931,116
Northern Trust Corp.	3,719	259,028
State Street Corp.	6,976	512,945
T. Rowe Price Group, Inc.	4,417	357,689
Total		6,951,004
Consumer Finance 0.7%
American Express Co.	14,830	1,158,519
Capital One Financial Corp.	9,340	736,179
Discover Financial Services	7,568	426,457
Navient Corp.	6,795	138,142
Total		2,459,297
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B (a)	30,866	4,454,581
CME Group, Inc.	5,370	508,593
Intercontinental Exchange, Inc.	1,895	442,047
Leucadia National Corp.	5,336	118,939
McGraw Hill Financial, Inc.	4,633	479,052
Moody’s Corp.	3,013	312,749

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	2,004	$102,084
Total		6,418,045
Insurance 2.6%
ACE Ltd.	5,538	617,432
Aflac, Inc.	7,431	475,658
Allstate Corp. (The)	7,043	501,250
American International Group, Inc.	23,224	1,272,443
Aon PLC	4,745	456,089
Assurant, Inc.	1,167	71,666
Chubb Corp. (The)	3,903	394,593
Cincinnati Financial Corp.	2,497	133,040
Genworth Financial, Inc., Class A (a)	8,404	61,433
Hartford Financial Services Group, Inc. (The)	7,124	297,926
Lincoln National Corp.	4,343	249,549
Loews Corp.	5,048	206,110
Marsh & McLennan Companies, Inc.	9,123	511,709
MetLife, Inc.	18,915	956,153
Principal Financial Group, Inc.	4,633	237,997
Progressive Corp. (The)	9,065	246,568
Prudential Financial, Inc.	7,682	616,941
Torchmark Corp.	2,148	117,968
Travelers Companies, Inc. (The)	5,442	588,444
Unum Group	4,256	143,555
XL Group PLC	4,317	158,866
Total		8,315,390
Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	7,149	673,078
Apartment Investment & Management Co., Class A	2,644	104,068
AvalonBay Communities, Inc.	2,232	388,926
Boston Properties, Inc.	2,593	364,265
Crown Castle International Corp.	5,653	466,599
Equity Residential	6,157	479,384
Essex Property Trust, Inc.	1,100	252,890
General Growth Properties, Inc.	10,635	314,264
HCP, Inc.	7,794	336,779
Health Care REIT, Inc.	5,911	457,275
Host Hotels & Resorts, Inc.	12,822	258,748
Iron Mountain, Inc.	3,168	115,569
Kimco Realty Corp.	6,985	187,547
Macerich Co. (The)	2,385	201,127
Plum Creek Timber Co., Inc.	2,976	129,307
ProLogis, Inc.	8,667	377,534
Public Storage	2,454	483,782

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	5,264	$1,029,849
SL Green Realty Corp.	1,670	214,395
Ventas, Inc.	5,598	408,766
Vornado Realty Trust	2,955	330,960
Weyerhaeuser Co.	8,883	294,471
Total		7,869,583
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	4,736	183,331
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	8,150	85,412
People’s United Financial, Inc.	5,218	79,314
Total		164,726
TOTAL FINANCIALS		50,211,109
HEALTH CARE 14.5%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc. (a)	3,422	593,033
Amgen, Inc.	12,839	2,052,314
Biogen, Inc. (a)	3,970	1,676,293
Celgene Corp. (a)	13,545	1,561,467
Gilead Sciences, Inc. (a)	25,208	2,473,661
Regeneron Pharmaceuticals, Inc. (a)	1,250	564,350
Vertex Pharmaceuticals, Inc. (a)	4,100	483,677
Total		9,404,795
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	25,537	1,183,129
Baxter International, Inc.	9,184	629,104
Becton Dickinson and Co.	3,538	507,996
Boston Scientific Corp. (a)	22,515	399,641
CR Bard, Inc.	1,253	209,689
DENTSPLY International, Inc.	2,376	120,914
Edwards Lifesciences Corp. (a)	1,822	259,562
Intuitive Surgical, Inc. (a)	623	314,634
Medtronic PLC	24,119	1,881,041
St. Jude Medical, Inc.	4,757	311,108
Stryker Corp.	5,059	466,693
Varian Medical Systems, Inc. (a)	1,697	159,671
Zimmer Holdings, Inc.	2,879	338,340
Total		6,781,522
Health Care Providers & Services 2.7%
Aetna, Inc.	5,949	633,747
AmerisourceBergen Corp.	3,526	400,801

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Anthem, Inc.	4,518	$697,624
Cardinal Health, Inc.	5,583	503,977
CIGNA Corp.	4,372	565,912
DaVita HealthCare Partners, Inc. (a)	2,921	237,419
Express Scripts Holding Co. (a)	12,299	1,067,184
HCA Holdings, Inc. (a)	4,980	374,645
Henry Schein, Inc. (a)	1,420	198,260
Humana, Inc.	2,527	449,857
Laboratory Corp. of America Holdings (a)	1,698	214,101
McKesson Corp.	3,940	891,228
Patterson Companies, Inc.	1,455	70,990
Quest Diagnostics, Inc.	2,444	187,821
Tenet Healthcare Corp. (a)	1,664	82,385
UnitedHealth Group, Inc.	16,142	1,909,437
Universal Health Services, Inc., Class B	1,545	181,862
Total		8,667,250
Health Care Technology 0.1%
Cerner Corp. (a)	5,161	378,095
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	5,687	236,295
PerkinElmer, Inc.	1,911	97,729
Thermo Fisher Scientific, Inc.	6,719	902,630
Waters Corp. (a)	1,407	174,918
Total		1,411,572
Pharmaceuticals 6.2%
AbbVie, Inc.	26,974	1,579,058
Actavis PLC (a)	6,606	1,966,085
Bristol-Myers Squibb Co.	28,134	1,814,643
Eli Lilly & Co.	16,547	1,202,140
Endo International PLC (a)	3,000	269,100
Hospira, Inc. (a)	2,905	255,175
Johnson & Johnson	47,058	4,734,035
Mallinckrodt PLC (a)	1,975	250,134
Merck & Co., Inc.	48,029	2,760,707
Mylan NV (a)	6,311	374,558
Perrigo Co. PLC	2,386	395,002
Pfizer, Inc.	103,727	3,608,662
Zoetis, Inc.	8,480	392,539
Total		19,601,838
TOTAL HEALTH CARE		46,245,072

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.1%
Aerospace & Defense 2.7%
Boeing Co. (The)	11,087	$1,663,937
General Dynamics Corp.	5,329	723,305
Honeywell International, Inc.	13,249	1,382,003
L-3 Communications Holdings, Inc.	1,396	175,603
Lockheed Martin Corp.	4,538	921,032
Northrop Grumman Corp.	3,353	539,699
Precision Castparts Corp.	2,404	504,840
Raytheon Co.	5,203	568,428
Rockwell Collins, Inc.	2,245	216,755
Textron, Inc.	4,689	207,863
United Technologies Corp.	13,985	1,639,042
Total		8,542,507
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,475	181,220
Expeditors International of Washington, Inc.	3,244	156,296
FedEx Corp.	4,461	738,072
United Parcel Service, Inc., Class B	11,760	1,140,014
Total		2,215,602
Airlines 0.6%
American Airlines Group, Inc.	12,140	640,749
Delta Air Lines, Inc.	13,950	627,192
Southwest Airlines Co.	11,440	506,792
Total		1,774,733
Building Products 0.1%
Allegion PLC	1,629	99,646
Masco Corp.	5,917	157,984
Total		257,630
Commercial Services & Supplies 0.4%
ADT Corp. (The)	2,894	120,159
Cintas Corp.	1,652	134,853
Pitney Bowes, Inc.	3,416	79,661
Republic Services, Inc.	4,245	172,177
Stericycle, Inc. (a)	1,435	201,517
Tyco International PLC	7,109	306,114
Waste Management, Inc.	7,230	392,083
Total		1,406,564
Construction & Engineering 0.1%
Fluor Corp.	2,504	143,129
Jacobs Engineering Group, Inc. (a)	2,169	97,952
Quanta Services, Inc. (a)	3,578	102,080
Total		343,161

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.5%
AMETEK, Inc.	4,080	$214,363
Eaton Corp. PLC	8,036	545,966
Emerson Electric Co.	11,592	656,339
Rockwell Automation, Inc.	2,292	265,849
Total		1,682,517
Industrial Conglomerates 2.3%
3M Co.	10,743	1,772,058
Danaher Corp.	10,391	882,196
General Electric Co.	170,333	4,225,962
Roper Industries, Inc.	1,702	292,744
Total		7,172,960
Machinery 1.4%
Caterpillar, Inc.	10,255	820,708
Cummins, Inc.	2,850	395,124
Deere & Co.	5,749	504,130
Dover Corp.	2,755	190,426
Flowserve Corp.	2,281	128,854
Illinois Tool Works, Inc.	5,910	574,097
Ingersoll-Rand PLC	4,454	303,228
Joy Global, Inc.	1,650	64,647
PACCAR, Inc.	6,001	378,903
Pall Corp.	1,808	181,505
Parker-Hannifin Corp.	2,413	286,616
Pentair PLC	3,083	193,890
Snap-On, Inc.	986	145,001
Stanley Black & Decker, Inc.	2,662	253,848
Xylem, Inc.	3,085	108,037
Total		4,529,014
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	605	77,658
Equifax, Inc.	2,025	188,325
Nielsen NV	5,340	238,004
Robert Half International, Inc.	2,283	138,167
Total		642,154
Road & Rail 0.9%
CSX Corp.	16,760	555,091
Kansas City Southern	1,870	190,890
Norfolk Southern Corp.	5,203	535,493
Ryder System, Inc.	896	85,021
Union Pacific Corp.	14,917	1,615,660
Total		2,982,155
Trading Companies & Distributors 0.2%
Fastenal Co.	4,603	190,725

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	1,635	$149,047
WW Grainger, Inc.	1,020	240,526
Total		580,298
TOTAL INDUSTRIALS		32,129,295
INFORMATION TECHNOLOGY 19.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	86,391	2,377,912
F5 Networks, Inc. (a)	1,224	140,687
Harris Corp.	1,762	138,775
Juniper Networks, Inc.	6,134	138,506
Motorola Solutions, Inc.	3,231	215,411
QUALCOMM, Inc.	27,913	1,935,487
Total		4,946,778
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	5,251	309,441
Corning, Inc.	21,511	487,870
FLIR Systems, Inc.	2,365	73,977
TE Connectivity Ltd.	6,875	492,388
Total		1,363,676
Internet Software & Services 3.3%
Akamai Technologies, Inc. (a)	3,022	214,698
eBay, Inc. (a)	18,633	1,074,751
Equinix, Inc.	960	223,536
Facebook, Inc., Class A (a)	35,525	2,920,688
Google, Inc., Class A (a)	4,836	2,682,529
Google, Inc., Class C (a)	4,841	2,652,868
VeriSign, Inc. (a)	1,778	119,073
Yahoo!, Inc. (a)	14,736	654,794
Total		10,542,937
IT Services 3.3%
Accenture PLC, Class A	10,627	995,644
Alliance Data Systems Corp. (a)	1,060	314,025
Automatic Data Processing, Inc.	8,045	688,974
Cognizant Technology Solutions Corp., Class A (a)	10,314	643,490
Computer Sciences Corp.	2,388	155,889
Fidelity National Information Services, Inc.	4,823	328,253
Fiserv, Inc. (a)	4,035	320,379
International Business Machines Corp.	15,558	2,497,059
MasterCard, Inc., Class A	16,520	1,427,163
Paychex, Inc.	5,531	274,420

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (a)	2,452	$108,231
Total System Services, Inc.	2,784	106,210
Visa, Inc., Class A	32,834	2,147,672
Western Union Co. (The)	8,827	183,690
Xerox Corp.	17,688	227,291
Total		10,418,390
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	5,097	218,712
Analog Devices, Inc.	5,270	332,010
Applied Materials, Inc.	20,794	469,113
Avago Technologies Ltd.	4,340	551,093
Broadcom Corp., Class A	9,221	399,223
First Solar, Inc. (a)	1,276	76,292
Intel Corp.	80,155	2,506,447
KLA-Tencor Corp.	2,752	160,414
Lam Research Corp.	2,701	189,705
Linear Technology Corp.	4,045	189,306
Microchip Technology, Inc.	3,414	166,945
Micron Technology, Inc. (a)	18,236	494,743
NVIDIA Corp.	8,743	182,947
Skyworks Solutions, Inc.	3,230	317,477
Texas Instruments, Inc.	17,726	1,013,661
Xilinx, Inc.	4,428	187,304
Total		7,455,392
Software 3.5%
Adobe Systems, Inc. (a)	8,053	595,439
Autodesk, Inc. (a)	3,838	225,060
CA, Inc.	5,398	176,029
Citrix Systems, Inc. (a)	2,704	172,704
Electronic Arts, Inc. (a)	5,265	309,661
Intuit, Inc.	4,683	454,064
Microsoft Corp.	138,840	5,644,540
Oracle Corp.	54,257	2,341,190
Red Hat, Inc. (a)	3,109	235,507
salesforce.com, Inc. (a)	10,235	683,800
Symantec Corp.	11,546	269,772
Total		11,107,766
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. (c)	98,575	12,265,687
EMC Corp.	33,644	859,941
Hewlett-Packard Co.	30,755	958,326
NetApp, Inc.	5,279	187,193
SanDisk Corp.	3,604	229,286
Seagate Technology PLC	5,561	289,339

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	3,677	$334,644
Total		15,124,416
TOTAL INFORMATION TECHNOLOGY		60,959,355
MATERIALS 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	3,262	493,475
Airgas, Inc.	1,148	121,814
CF Industries Holdings, Inc.	812	230,348
Dow Chemical Co. (The)	18,414	883,504
Eastman Chemical Co.	2,520	174,535
Ecolab, Inc.	4,561	521,687
EI du Pont de Nemours & Co.	15,323	1,095,135
FMC Corp.	2,253	128,984
International Flavors & Fragrances, Inc.	1,362	159,899
LyondellBasell Industries NV, Class A	6,700	588,260
Monsanto Co.	8,180	920,577
Mosaic Co. (The)	5,262	242,368
PPG Industries, Inc.	2,306	520,095
Praxair, Inc.	4,887	590,057
Sherwin-Williams Co. (The)	1,361	387,205
Sigma-Aldrich Corp.	2,019	279,127
Total		7,337,070
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,050	146,790
Vulcan Materials Co.	2,237	188,579
Total		335,369
Containers & Packaging 0.2%
Avery Dennison Corp.	1,536	81,270
Ball Corp.	2,323	164,097
MeadWestvaco Corp.	2,836	141,431
Owens-Illinois, Inc. (a)	2,779	64,806
Sealed Air Corp.	3,552	161,829
Total		613,433
Metals & Mining 0.4%
Alcoa, Inc.	20,683	267,224
Allegheny Technologies, Inc.	1,840	55,218
Freeport-McMoRan, Inc.	17,594	333,406
Newmont Mining Corp.	8,439	183,211
Nucor Corp.	5,399	256,615
Total		1,095,674

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
International Paper Co.	7,153	$396,920
TOTAL MATERIALS		9,778,466
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	87,838	2,867,912
CenturyLink, Inc.	9,588	331,266
Frontier Communications Corp.	16,961	119,575
Level 3 Communications, Inc. (a)	4,855	261,393
Verizon Communications, Inc.	70,325	3,419,905
Windstream Holdings, Inc.	10,203	75,502
Total		7,075,553
TOTAL TELECOMMUNICATION SERVICES		7,075,553
UTILITIES 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	8,291	466,369
Duke Energy Corp.	11,976	919,517
Edison International	5,510	344,210
Entergy Corp.	3,050	236,345
Eversource Energy	5,365	271,040
Exelon Corp.	14,554	489,160
FirstEnergy Corp.	7,128	249,908
NextEra Energy, Inc.	7,503	780,687
Pepco Holdings, Inc.	4,274	114,671
Pinnacle West Capital Corp.	1,872	119,340
PPL Corp.	11,290	380,021
Southern Co. (The)	15,394	681,646
Xcel Energy, Inc.	8,563	298,078
Total		5,350,992
Gas Utilities —%
AGL Resources, Inc.	2,028	100,690

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	10,943	$140,618
NRG Energy, Inc.	5,712	143,885
Total		284,503
Multi-Utilities 1.2%
Ameren Corp.	4,102	173,104
CenterPoint Energy, Inc.	7,274	148,462
CMS Energy Corp.	4,661	162,716
Consolidated Edison, Inc.	4,953	302,133
Dominion Resources, Inc.	9,954	705,440
DTE Energy Co.	2,996	241,747
Integrys Energy Group, Inc.	1,351	97,299
NiSource, Inc.	5,354	236,433
PG&E Corp.	8,061	427,797
Public Service Enterprise Group, Inc.	8,568	359,171
SCANA Corp.	2,423	133,241
Sempra Energy	3,918	427,140
TECO Energy, Inc.	3,987	77,348
Wisconsin Energy Corp.	3,817	188,941
Total		3,680,972
TOTAL UTILITIES		9,417,157
Total Common Stocks (Cost: $177,986,457)		$309,760,916

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.123% (b)(d)	8,303,070	$8,303,070
Total Money Market Funds (Cost: $8,303,070)		$8,303,070
Total Investments
(Cost: $186,289,527)		$318,063,986(e)
Other Assets & Liabilities, Net		(48,418)
Net Assets		$318,015,568

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $547,492 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	16	USD	8,243,200	06/2015	—	(48,973)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	97,064	13,442	(2,605)	2,063	109,964	1,743	403,641
Columbia Short-Term Cash Fund	8,224,754	15,434,102	(15,355,786)	—	8,303,070	3,427	8,303,070
Total	8,321,818	15,447,544	(15,358,391)	2,063	8,413,034	5,170	8,706,711

(c)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	39,012,351	—	—	39,012,351
Consumer Staples	30,023,967	—	—	30,023,967
Energy	24,908,591	—	—	24,908,591
Financials	50,211,109	—	—	50,211,109
Health Care	46,245,072	—	—	46,245,072
Industrials	32,129,295	—	—	32,129,295
Information Technology	60,959,355	—	—	60,959,355
Materials	9,778,466	—	—	9,778,466
Telecommunication Services	7,075,553	—	—	7,075,553
Utilities	9,417,157	—	—	9,417,157
Total Equity Securities	309,760,916	—	—	309,760,916
Mutual Funds
Money Market Funds	8,303,070	—	—	8,303,070
Total Mutual Funds	8,303,070	—	—	8,303,070
Investments in Securities	318,063,986	—	—	318,063,986
Derivatives
Liabilities
Futures Contracts	(48,973)	—	—	(48,973)
Total	318,015,013	—	—	318,015,013

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.1%
Aerospace & Defense 3.0%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$2,095,000	$2,184,038
L-3 Communications Corp.
05/28/17	1.500%	6,830,000	6,787,203
02/15/21	4.950%	23,955,000	26,493,871
Northrop Grumman Corp.
03/15/21	3.500%	33,660,000	35,477,808
Total			70,942,920
Cable and Satellite 1.6%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	21,699,000	22,088,367
DISH DBS Corp.
07/15/17	4.625%	4,449,000	4,565,786
NBCUniversal Media LLC
04/01/21	4.375%	4,661,000	5,192,964
Time Warner Cable, Inc.
02/01/20	5.000%	5,062,000	5,644,019
Total			37,491,136
Chemicals 2.4%
Dow Chemical Co. (The)
11/15/21	4.125%	15,955,000	17,338,059
LyondellBasell Industries NV
04/15/19	5.000%	18,963,000	20,911,733
PQ Corp. (a)
11/01/18	8.750%	18,445,000	19,182,800
Total			57,432,592
Construction Machinery 1.1%
CNH Industrial Capital LLC
11/01/15	3.875%	3,654,000	3,681,405
02/01/17	3.250%	12,945,000	12,880,275
CNH Industrial Capital LLC (a)
07/15/19	3.375%	10,817,000	10,492,490
Total			27,054,170
Electric 14.3%
CMS Energy Corp.
03/15/22	5.050%	3,700,000	4,232,034
Dominion Resources, Inc.
03/15/21	4.450%	46,040,000	50,953,987
Duke Energy Corp.
09/15/21	3.550%	24,895,000	26,608,573
08/15/22	3.050%	10,371,000	10,685,584
Indiana Michigan Power Co.
12/01/15	5.650%	4,543,000	4,651,723
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	35,535,000	38,797,433
06/01/19	2.150%	15,651,000	15,766,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
PG&E Corp.
03/01/19	2.400%	$14,921,000	$15,109,736
PPL Capital Funding, Inc.
06/01/18	1.900%	21,723,000	21,786,583
12/01/22	3.500%	10,669,000	11,120,715
06/01/23	3.400%	5,225,000	5,417,489
PSEG Power LLC
11/15/18	2.450%	10,293,000	10,429,948
09/15/21	4.150%	17,530,000	18,745,180
Progress Energy, Inc.
04/01/22	3.150%	21,097,000	21,746,302
Public Service Electric & Gas Co.
06/01/19	1.800%	13,530,000	13,615,510
08/15/19	2.000%	8,000,000	8,117,032
Southern California Edison Co.
06/01/21	3.875%	5,071,000	5,570,970
TransAlta Corp.
06/03/17	1.900%	58,860,000	58,502,837
Total			341,857,796
Food and Beverage 8.5%
ConAgra Foods, Inc.
01/25/23	3.200%	21,203,000	20,872,042
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	20,786,000	22,411,465
JM Smucker Co. (The) (a)
03/15/20	2.500%	19,345,000	19,574,451
Molson Coors Brewing Co.
05/01/22	3.500%	25,875,000	26,677,875
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	56,598,000	59,538,776
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	37,764,000	38,440,731
10/21/19	2.900%	14,852,000	15,313,244
Total			202,828,584
Health Care 0.1%
CareFusion Corp.
05/15/17	1.450%	3,345,000	3,347,519

Independent Energy 9.7%
Antero Resources Corp.
11/01/21	5.375%	26,012,000	25,231,640
Canadian Natural Resources Ltd.
05/15/17	5.700%	1,731,000	1,873,254
11/15/21	3.450%	9,075,000	9,211,189
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	46,694,000	42,971,554
Chesapeake Energy Corp.
12/15/18	7.250%	5,500,000	5,940,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$16,570,000	$17,564,200
06/01/24	4.375%	2,552,000	2,532,860
Concho Resources, Inc.
04/01/23	5.500%	13,329,000	13,427,635
Continental Resources, Inc.
09/15/22	5.000%	45,244,000	44,621,895
Oasis Petroleum, Inc.
02/01/19	7.250%	8,968,000	8,878,320
Pioneer Natural Resources Co.
07/15/16	5.875%	7,645,000	8,069,718
Range Resources Corp.
06/01/21	5.750%	6,342,000	6,625,424
Whiting Petroleum Corp.
03/15/21	5.750%	5,621,000	5,578,842
Woodside Finance Ltd. (a)
05/10/21	4.600%	36,381,000	39,343,723
Total			231,870,254
Life Insurance 5.1%
Five Corners Funding Trust (a)
11/15/23	4.419%	72,286,000	77,721,184
MetLife, Inc.
09/15/23	4.368%	16,303,000	18,103,145
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	24,731,000	25,346,579
Total			121,170,908
Media and Entertainment 2.8%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	19,469,000	19,633,649
Sky PLC (a)
11/26/22	3.125%	39,277,000	39,185,445
Thomson Reuters Corp.
02/23/17	1.300%	5,027,000	5,032,721
10/15/19	4.700%	2,225,000	2,449,739
Total			66,301,554
Metals 1.6%
Barrick Gold Corp.
05/01/23	4.100%	12,270,000	12,104,490
Teck Resources Ltd.
02/01/23	3.750%	12,588,000	11,789,418
Vale Overseas Ltd.
01/11/22	4.375%	15,038,000	14,455,578
Total			38,349,486
Midstream 15.2%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	24,415,000	27,207,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Colorado Interstate Gas Co. LLC
11/15/15	6.800%	$26,593,000	$27,507,055
Gulfstream Natural Gas System LLC (a)
11/01/15	5.560%	6,460,000	6,610,634
Kinder Morgan Energy Partners LP
03/01/21	3.500%	8,755,000	8,824,532
09/01/22	3.950%	48,649,000	49,409,968
02/15/23	3.450%	16,799,000	16,515,214
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	1,144,000	1,201,200
NiSource Finance Corp.
09/15/17	5.250%	5,000,000	5,467,385
09/15/20	5.450%	949,000	1,092,436
Northwest Pipeline LLC
06/15/16	7.000%	11,954,000	12,833,468
04/15/17	5.950%	21,050,000	22,864,994
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	21,847,000	24,337,951
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	7,969,000	8,078,749
06/01/22	3.650%	26,765,000	27,540,409
Rockies Express Pipeline LLC (a)
04/15/15	3.900%	25,140,000	25,140,000
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	35,215,000	36,775,553
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	21,259,000	22,855,381
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	26,607,000	27,995,593
Williams Partners LP
03/15/22	3.600%	12,536,000	12,496,850
Total			364,754,520
Natural Gas 0.6%
Sempra Energy
10/01/22	2.875%	14,057,000	14,052,994

Oil Field Services 3.3%
Noble Holding International Ltd.
03/15/17	2.500%	16,232,000	15,982,157
03/15/22	3.950%	59,187,000	52,566,697
Weatherford International Ltd.
02/15/16	5.500%	9,705,000	9,986,523
Total			78,535,377
Pharmaceuticals 0.5%
Actavis Funding SCS
03/12/20	3.000%	12,685,000	12,977,833

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 6.3%
Alleghany Corp.
06/27/22	4.950%	$8,926,000	$9,890,124
CNA Financial Corp.
08/15/16	6.500%	20,556,000	22,021,046
08/15/20	5.875%	13,696,000	15,840,520
08/15/21	5.750%	6,001,000	6,925,190
Hartford Financial Services Group, Inc. (The)
10/15/17	4.000%	11,549,000	12,298,022
Liberty Mutual Group, Inc. (a)
08/15/16	6.700%	35,000,000	37,590,595
06/01/21	5.000%	28,100,000	31,132,187
06/15/23	4.250%	6,637,000	7,069,288
Transatlantic Holdings, Inc.
12/14/15	5.750%	8,496,000	8,755,663
Total			151,522,635
Refining 1.1%
Marathon Petroleum Corp.
03/01/16	3.500%	15,732,000	16,075,524
03/01/21	5.125%	10,080,000	11,337,903
Total			27,413,427
Restaurants 1.1%
Yum! Brands, Inc.
11/01/20	3.875%	17,096,000	18,178,091
11/01/21	3.750%	8,190,000	8,618,157
Total			26,796,248
Transportation Services 1.4%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	7,003,000	7,843,710
08/16/21	4.500%	14,486,000	15,915,508
Heathrow Funding Ltd. (a)
06/25/15	2.500%	9,047,000	9,077,488
Total			32,836,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 2.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	$26,302,000	$26,522,226
Rogers Communications, Inc.
03/15/23	3.000%	26,697,000	26,567,333
Total			53,089,559
Wirelines 4.2%
AT&T, Inc.
12/01/22	2.625%	38,821,000	37,807,383
Verizon Communications, Inc.
11/01/21	3.500%	16,424,000	17,167,794
11/01/22	2.450%	46,913,000	45,473,850
Total			100,449,027
Total Corporate Bonds & Notes (Cost: $2,040,520,374)			$2,061,075,245

U.S. Treasury Obligations 4.6%
U.S. Treasury
07/31/15	1.750%	48,040,000	48,306,478
08/15/15	0.250%	60,000,000	60,028,140

Total U.S. Treasury Obligations (Cost: $108,354,363)			$108,334,618

		Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)		92,106,235	$92,106,235

Total Money Market Funds (Cost: $92,106,235)			$92,106,235

Total Investments
(Cost: $2,240,980,972) (d)			$2,261,516,098(e)
Other Assets & Liabilities, Net			132,771,481
Net Assets			$2,394,287,579

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $9,401,450 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5 YR NOTE(CBT)	753	USD	90,518,838	06/2015	2,665	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE(CBT)	(6,387)	USD	(823,324,219)	06/2015	—	(10,788,575)
US 2YR NOTE(CBT)	(292)	USD	(63,993,625)	06/2015	—	(228,345)
US LONG BOND(CBT)	(150)	USD	(24,581,250)	06/2015	—	(491,470)
Total			(911,899,094)		—	(11,508,390)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $574,941,271 or 24.01% of net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,916,563	340,823,936	(282,634,264)	92,106,235	29,451	92,106,235

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $2,240,981,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,573,000
Unrealized Depreciation	(19,038,000)
Net Unrealized Appreciation	$20,535,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	2,061,075,245	—	2,061,075,245
U.S. Treasury Obligations	108,334,618	—	—	108,334,618
Total Bonds	108,334,618	2,061,075,245	—	2,169,409,863
Mutual Funds
Money Market Funds	92,106,235	—	—	92,106,235
Total Mutual Funds	92,106,235	—	—	92,106,235
Investments in Securities	200,440,853	2,061,075,245	—	2,261,516,098
Derivatives
Assets
Futures Contracts	2,665	—	—	2,665
Liabilities
Futures Contracts	(11,508,390)	—	—	(11,508,390)
Total	188,935,128	2,061,075,245	—	2,250,010,373

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.4%
INTERNATIONAL 11.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	6,728,846	$108,132,558
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	10,196,285	131,226,186
Variable Portfolio – DFA International Value Fund, Class 1 (a)	20,281,914	210,526,271
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	17,121,770	220,528,390
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	8,711,164	76,048,459
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	24,072,400	276,351,153
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	20,813,572	218,334,371
Total		1,241,147,388
U.S. LARGE CAP 25.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	18,510,724	303,575,874
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	13,093,112	259,112,687
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	12,161,789	153,968,243
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	7,097,435	259,340,286
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	8,069,530	148,075,876
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	11,851,525	212,971,913
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	7,456,416	144,430,770
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	6,294,946	121,618,349
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	16,654,645	314,606,244
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	14,362,534	264,127,004
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	7,343,786	147,977,282
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	19,347,830	302,019,629
Total		2,631,824,157
U.S. MID CAP 3.2%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	3,082,783	57,648,042

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,382,202	$148,160,796
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	6,831,661	134,105,515
Total		339,914,353
U.S. SMALL CAP 5.4%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	5,077,964	99,223,409
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	7,442,353	146,242,235
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	13,742,294	317,996,688
Total		563,462,332
Total Equity Funds (Cost: $4,141,472,994)		$4,776,348,230

Fixed-Income Funds 24.9%
FLOATING RATE 1.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	10,973,859	106,556,170

GLOBAL BOND 1.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	17,660,932	183,497,082

HIGH YIELD 1.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	13,941,590	129,935,617

INFLATION PROTECTED SECURITIES 2.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	27,149,910	265,254,616

INVESTMENT GRADE 17.3%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	2,508,524	25,511,685
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	31,096,222	324,022,638
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	30,093,039	308,152,720
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	16,259,203	175,111,616
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	28,938,756	325,271,612
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	29,234,531	325,087,988

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	11,944,802	$126,734,350
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	19,966,349	204,455,418
Total		1,814,348,027
MULTISECTOR 1.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	13,514,354	120,412,896

Total Fixed-Income Funds (Cost: $2,620,261,405)		$2,620,004,408

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 1.9%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. (d)
12/15/21	5.000%	$25,000	$26,062
L-3 Communications Corp.
05/28/24	3.950%	1,744,000	1,789,878
Lockheed Martin Corp.
03/01/45	3.800%	275,000	273,364
Northrop Grumman Corp.
03/15/21	3.500%	146,000	153,885
08/01/23	3.250%	1,704,000	1,756,776
06/01/18	1.750%	785,000	787,306
Total			4,787,271
Banking 0.1%
Bank of America Corp.
07/24/23	4.100%	350,000	373,467
04/01/24	4.000%	1,190,000	1,265,822
04/01/44	4.875%	105,000	118,181
Citigroup, Inc.
11/07/43	4.950%	340,000	392,902
06/16/24	3.750%	70,000	73,161
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	2,195,000	2,228,922
07/08/44	4.800%	455,000	505,626
JPMorgan Chase & Co.
03/01/18	1.700%	780,000	782,601
02/01/44	4.850%	270,000	308,112
01/23/25	3.125%	435,000	436,276
Morgan Stanley
01/27/45	4.300%	209,000	216,571
10/23/24	3.700%	1,554,000	1,620,172
Wells Fargo & Co.
09/08/17	1.400%	1,220,000	1,225,395
11/04/44	4.650%	295,000	316,396
Total			9,863,604

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Cable and Satellite 0.1%
NBCUniversal Media LLC
01/15/43	4.450%	$2,605,000	$2,828,738
Time Warner Cable, Inc.
09/15/42	4.500%	1,760,000	1,805,345
Total			4,634,083
Chemicals —%
Dow Chemical Co. (The)
11/15/42	4.375%	290,000	290,983
10/01/44	4.625%	785,000	820,586
LYB International Finance BV
03/15/44	4.875%	900,000	966,738
Total			2,078,307
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%	1,640,000	1,669,179

Diversified Manufacturing —%
General Electric Co.
03/11/44	4.500%	1,500,000	1,683,760
United Technologies Corp.
06/01/42	4.500%	335,000	371,562
Total			2,055,322
Electric 0.3%
Alabama Power Co.
08/15/44	4.150%	225,000	243,523
Appalachian Power Co.
05/15/44	4.400%	715,000	775,768
Berkshire Hathaway Energy Co.
02/01/45	4.500%	1,647,000	1,792,980
11/15/43	5.150%	232,500	276,989
CMS Energy Corp.
03/15/22	5.050%	515,000	589,053
03/31/43	4.700%	170,000	192,150
03/01/44	4.875%	1,400,000	1,630,408
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	280,000	320,255
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	175,000	180,608
DTE Electric Co.
07/01/44	4.300%	190,000	211,769
DTE Energy Co.
06/01/16	6.350%	200,000	212,604
Dominion Resources, Inc.
09/15/42	4.050%	2,840,000	2,873,745
Duke Energy Corp.
10/15/23	3.950%	3,096,000	3,379,259
04/15/24	3.750%	80,000	85,633

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Duke Energy Progress, Inc.
05/15/42	4.100%	$240,000		$261,165
Eversource Energy
05/01/18	1.450%		1,747,000	1,734,926
Indiana Michigan Power Co.
03/15/23	3.200%		1,080,000	1,109,067
NextEra Energy Capital Holdings
06/01/15	1.200%		979,000	979,055
Northern States Power Co.
05/15/44	4.125%		115,000	126,087
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		2,758,000	3,011,209
Oncor Electric Delivery Co. LLC (d)
04/01/45	3.750%		120,000	120,249
PPL Capital Funding, Inc.
03/15/24	3.950%		2,310,000	2,493,338
06/01/23	3.400%		420,000	435,473
PSEG Power LLC
11/15/18	2.450%		180,000	182,395
11/15/23	4.300%		705,000	758,574
Pacific Gas & Electric Co.
02/15/44	4.750%		1,250,000	1,447,304
08/15/42	3.750%		265,000	264,615
02/15/24	3.750%		510,000	544,725
03/15/45	4.300%		185,000	199,085
Southern California Edison Co.
10/01/43	4.650%		520,000	613,846
02/01/45	3.600%		140,000	140,546
Southern Co. (The)
09/15/15	2.375%		880,000	886,982
TransAlta Corp.
06/03/17	1.900%		1,545,000	1,535,625
11/25/20	5.000%	CAD	1,565,000	1,305,812
Xcel Energy, Inc.
09/15/41	4.800%		110,000	127,472
05/15/20	4.700%		1,365,000	1,528,179
05/09/16	0.750%		2,004,000	2,004,453
Total				34,574,926
Finance Companies —%
General Electric Capital Corp.
05/15/24	3.450%		950,000	1,000,608

Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		372,000	366,719
Anheuser-Busch InBev Worldwide, Inc.
07/15/42	3.750%		89,000	86,791
07/15/17	1.375%		1,595,000	1,604,854
ConAgra Foods, Inc.
01/25/43	4.650%		1,225,000	1,229,013

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Diageo Finance BV
10/28/15	5.300%	$1,093,000		$1,122,577
General Mills, Inc.
11/16/20	2.100%	EUR	1,594,000	1,835,622
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%		1,005,000	1,017,492
01/25/22	4.500%		535,000	576,837
Heineken NV (d)
10/01/42	4.000%		790,000	783,698
JM Smucker Co. (The) (d)
03/15/45	4.375%		750,000	781,385
Kraft Foods Group, Inc.
06/04/42	5.000%		240,000	265,590
Molson Coors Brewing Co.
05/01/42	5.000%		1,860,000	1,974,950
PepsiCo, Inc.
08/13/15	0.700%		1,165,000	1,167,061
10/22/44	4.250%		80,000	85,298
SABMiller Holdings, Inc. (d)
01/15/42	4.950%		1,295,000	1,455,044
Sysco Corp.
10/02/44	4.500%		650,000	692,902
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		2,190,000	2,258,013
Total				17,303,846
Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%		530,000	575,962
Express Scripts Holding Co.
05/15/16	3.125%		2,140,000	2,192,066
McKesson Corp.
12/04/15	0.950%		1,824,000	1,828,115
03/15/23	2.850%		350,000	350,016
Medtronic, Inc. (d)
03/15/45	4.625%		816,000	924,913
Total				5,871,072
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%		1,130,000	1,268,672
UnitedHealth Group, Inc.
03/15/22	2.875%		705,000	716,879
10/15/15	0.850%		2,130,000	2,134,254
WellPoint, Inc.
05/15/42	4.625%		240,000	260,150
Total				4,379,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	$1,695,000	$1,808,202
Antero Resources Corp.
11/01/21	5.375%	166,000	161,020
Canadian Natural Resources Ltd.
03/15/38	6.250%	25,000	29,280
08/15/16	6.000%	540,000	576,261
04/15/24	3.800%	2,290,000	2,291,853
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	645,000	582,450
Chesapeake Energy Corp.
12/15/18	7.250%	70,000	75,600
Cimarex Energy Co.
05/01/22	5.875%	130,000	137,800
06/01/24	4.375%	30,000	29,775
Concho Resources, Inc.
04/01/23	5.500%	135,000	135,999
Continental Resources, Inc.
09/15/22	5.000%	850,000	838,312
06/01/44	4.900%	1,395,000	1,230,263
EnCana Corp.
11/15/41	5.150%	152,000	155,590
Hess Corp.
02/15/41	5.600%	690,000	757,097
Marathon Oil Corp.
11/01/15	0.900%	73,000	73,015
Noble Energy, Inc.
11/15/43	5.250%	1,260,000	1,316,782
11/15/44	5.050%	635,000	666,293
Range Resources Corp.
06/01/21	5.750%	81,000	84,620
Whiting Petroleum Corp.
03/15/21	5.750%	53,000	52,602
Woodside Finance Ltd. (d)
03/05/25	3.650%	2,096,000	2,069,572
Total			13,072,386
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	854,000	782,674
09/15/43	5.200%	355,000	358,216
09/15/23	3.800%	287,000	284,963
Total			1,425,853
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	4,675,000	5,026,513
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	975,000	1,067,125
MetLife, Inc.
09/15/23	4.368%	817,000	907,212

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
03/01/45	4.050%	$335,000	$346,932
Northwestern Mutual Life Insurance Co. (The) (d)
03/30/40	6.063%	240,000	317,836
Prudential Financial, Inc.
05/15/44	4.600%	90,000	95,423
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	2,220,000	2,508,527
Total			10,269,568
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	1,350,000	1,513,079
Scripps Networks Interactive, Inc.
11/15/24	3.900%	2,932,000	3,025,109
Sky PLC (d)
11/26/22	3.125%	3,015,000	3,007,972
Thomson Reuters Corp.
05/23/43	4.500%	1,664,000	1,701,576
05/23/16	0.875%	851,000	850,673
Time Warner, Inc.
03/29/41	6.250%	1,205,000	1,555,139
Total			11,653,548
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	460,000	526,794
Barrick Gold Corp.
04/01/42	5.250%	830,000	801,178
Newmont Mining Corp.
03/15/42	4.875%	489,000	435,108
Rio Tinto Finance USA PLC
08/21/42	4.125%	410,000	403,805
Teck Resources Ltd.
03/01/42	5.200%	605,000	537,919
Vale SA
09/11/42	5.625%	1,070,000	925,978
Total			3,630,782
Midstream 0.1%
Energy Transfer Partners LP
02/01/43	5.150%	475,000	475,773
Enterprise Products Operating LLC
02/15/45	5.100%	1,315,000	1,473,243
Kinder Morgan Energy Partners LP
11/01/42	4.700%	180,000	169,694
09/01/22	3.950%	650,000	660,167
02/15/23	3.450%	2,306,000	2,267,045
03/01/43	5.000%	1,245,000	1,215,950
05/01/24	4.300%	845,000	860,282

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	$10,000	$10,500
NiSource Finance Corp.
02/15/43	5.250%	200,000	238,037
09/15/17	5.250%	480,000	524,869
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	2,295,000	2,236,792
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	365,000	392,409
TransCanada PipeLines Ltd.
10/16/43	5.000%	145,000	162,756
10/16/23	3.750%	275,000	288,394
Transcontinental Gas Pipe Line Co. LLC
08/01/42	4.450%	65,000	59,355
Williams Partners LP
09/15/45	5.100%	2,027,000	1,954,557
Total			12,989,823
Natural Gas 0.1%
Sempra Energy
12/01/23	4.050%	495,000	536,553
04/01/17	2.300%	870,000	887,398
06/15/24	3.550%	3,005,000	3,146,866
Total			4,570,817
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	1,814,000	1,392,475
Weatherford International Ltd.
04/15/42	5.950%	60,000	52,739
Total			1,445,214
Other Industry —%
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	725,000	735,464

Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%	410,000	411,454
11/06/15	1.200%	2,190,000	2,193,197
Actavis Funding
03/15/45	4.750%	225,000	239,143
Amgen, Inc.
05/15/43	5.375%	1,325,000	1,580,808
06/15/16	2.300%	1,720,000	1,745,812
Merck & Co., Inc.
02/10/45	3.700%	141,000	141,667
Total			6,312,081

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%	$720,000	$758,426
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	2,570,000	2,830,210
CNA Financial Corp.
05/15/24	3.950%	524,000	543,074
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	1,005,000	1,110,162
08/01/44	4.850%	240,000	260,249
Loews Corp.
05/15/23	2.625%	540,000	527,256
Total			6,029,377
Railroads —%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	45,000	46,811
09/01/44	4.550%	30,000	32,874
Canadian Pacific Railway Co.
02/01/25	2.900%	2,040,000	2,034,898
Union Pacific Corp.
06/15/42	4.300%	120,000	131,101
Total			2,245,684
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%	1,139,000	1,163,871
09/15/44	4.750%	1,470,000	1,495,962
Phillips 66
05/01/42	5.875%	145,000	172,732
05/01/17	2.950%	1,090,000	1,127,363
Valero Energy Corp.
03/15/45	4.900%	195,000	201,599
Total			4,161,527
Restaurants —%
Yum! Brands, Inc.
11/01/43	5.350%	280,000	310,149
11/01/23	3.875%	1,825,000	1,896,883
Total			2,207,032
Retailers —%
CVS Health Corp.
12/05/43	5.300%	195,000	238,220
Wal-Mart Stores, Inc.
04/22/44	4.300%	340,000	379,411
Total			617,631
Supermarkets —%
Kroger Co. (The)
04/15/42	5.000%	130,000	147,934

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Technology 0.1%
Apple, Inc.
02/09/45	3.450%	$630,000		$598,020
Corning, Inc.
03/15/42	4.750%	80,000		87,283
International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,872,734
Oracle Corp.
07/08/44	4.500%	1,130,000		1,259,455
01/10/21	2.250%	EUR	1,251,000	1,467,653
Total				5,285,145
Tobacco —%
Altria Group, Inc.
01/31/44	5.375%	230,000		268,989
Philip Morris International, Inc.
03/04/43	4.125%	145,000		148,561
Total				417,550
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
03/15/42	5.625%	420,000		489,810
11/15/24	3.850%	199,000		207,275
ERAC USA Finance LLC (d)
02/15/45	4.500%	396,000		400,620
FedEx Corp.
01/15/44	5.100%	772,000		897,586
02/01/45	4.100%	300,000		299,548
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	841,000	1,481,029
Total				3,775,868
Wireless 0.1%
America Movil SAB de CV
07/16/42	4.375%	875,000		874,877
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	460,000		463,851
Rogers Communications, Inc.
03/15/23	3.000%	2,718,000		2,704,799
03/15/43	4.500%	365,000		374,404
Vodafone Group PLC
02/19/43	4.375%	475,000		467,208
Total				4,885,139
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	4,225,000		4,041,124
08/15/16	2.400%	2,295,000		2,335,597
Embarq Corp.
06/01/36	7.995%	40,000		47,564
Orange SA
02/06/44	5.500%	420,000		501,815
02/21/17	4.750%	EUR	587,000	684,709

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wirelines (continued)
Verizon Communications, Inc.
11/01/42	3.850%	$5,871,000	$5,340,467
03/15/24	4.150%	672,000	721,875
Total			13,673,151
Total Corporate Bonds & Notes (Cost: $192,345,468)			$197,769,747

Residential Mortgage-Backed Securities - Agency 6.0%
Federal National Mortgage Association (e)(f)
04/20/30	2.500%	63,725,000	65,447,563
04/20/30	3.000%	80,785,000	84,685,397
04/20/30- 04/14/45	3.500%	391,000,000	412,531,562
04/14/45	4.000%	60,000,000	64,153,128
Total Residential Mortgage-Backed Securities - Agency (Cost: $622,757,891)			$626,817,650

U.S. Treasury Obligations —%
U.S. Treasury
05/15/44	3.375%	105,000	123,006

Total U.S. Treasury Obligations (Cost: $114,184)			$123,006

		Shares	Value

Exchange-Traded Funds 8.0%
SPDR S&P 500 ETF Trust		1,990,200	$410,836,986
iShares MSCI EAFE ETF		6,036,792	387,380,943
iShares Russell 2000 ETF		345,215	42,927,485
Total Exchange-Traded Funds (Cost: $755,321,280)			$841,145,414

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.7%
S&P 500 Index
	5,049	1,900.00	12/16/16	$72,225,945
	586	1,700.00	12/16/16	5,224,190
	8,934	1,800.00	12/16/16	101,132,880
Total Options Purchased Puts (Cost: $209,264,550)				$178,583,015

	Shares	Value

Money Market Funds 17.1%
Columbia Short-Term Cash Fund, 0.123% (a)(g)	1,797,891,636	$1,797,891,636
Total Money Market Funds (Cost: $1,797,891,636)		$1,797,891,636
Total Investments
(Cost: $10,339,429,408)		$11,038,683,106(h)
Other Assets & Liabilities, Net		(528,317,174)
Net Assets		$10,510,365,932

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	05/7/2015	1,441,320 USD	969,000 GBP	—	(4,263)
UBS Securities	05/4/2015	5,496,000 EUR	6,025,759 USD	113,557	—
Total				113,557	(4,263)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $102,114,063 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	16	JPY	1,962,663	06/2015	—	(6,116)
CAN 10YR BOND	21	CAD	2,366,697	06/2015	6,346	—
DAX INDEX	142	EUR	45,845,744	06/2015	—	(779,862)
EMINI MSCI EAFE INDEX	113	USD	10,338,935	06/2015	171,506	—
EURO BUXL 30YR BOND	6	EUR	1,136,497	06/2015	75,393	—
EURO STOXX 50	2,244	EUR	87,611,009	06/2015	—	(148,403)
EURO-BOBL	70	EUR	9,741,875	06/2015	15,370	—
EURO-BUND	70	EUR	11,949,472	06/2015	125,121	—
EURO-SCHATZ	39	EUR	4,664,194	06/2015	2,237	—
FTSE/MIB INDEX	353	EUR	43,304,384	06/2015	535,364	—
HANG SENG INDEX	286	HKD	46,019,193	04/2015	902,693	—
LONG GILT	58	GBP	10,388,992	06/2015	193,664	—
MSCI SING IX ETS	667	SGD	36,947,819	04/2015	162,598	—
Russell 2000 Mini	727	USD	90,795,030	06/2015	—	(623,107)
S&P 500	244	USD	125,708,800	06/2015	264,496	—
S&P500 EMINI	8,807	USD	907,473,280	06/2015	2,464,056
S&P500 EMINI	2,668	USD	274,910,720	06/2015		(3,382,609)
SPI 200	387	AUD	43,373,721	06/2015	336,634	—
TOPIX INDEX	1,031	JPY	132,684,246	06/2015	1,014,744	—
US 5YR NOTE	3,316	USD	398,619,477	06/2015	1,943,046	—
US LONG BOND	495	USD	81,118,125	06/2015	316,243	—
US ULTRA BOND	1,319	USD	224,065,125	06/2015	2,529,341	—
Total			2,591,025,998		11,058,852	(4,940,097)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
US 10YR NOTE	(61)	USD	(7,863,281)	06/2015	—	(103,037)
US 2YR NOTE	(3,875)	USD	(849,230,469)	06/2015	—	(2,855,111)
US LONG BOND	(264)	USD	(43,263,000)	06/2015	—	(865,127)
US ULTRA BOND	(4)	USD	(679,500)	06/2015	—	(17,632)
Total			(901,036,250)		—	(3,840,907)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,749,248,640	466,123,253	(417,480,257)	—	1,797,891,636	—	507,446	1,797,891,636
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	233,575,016	13,468,901	(170,663)	52,191	246,925,445	—	—	303,575,874
Columbia Variable Portfolio – Core Bond Fund, Class 1	25,010,000	—	—	—	25,010,000	—	—	25,511,685
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	313,982,849	15,884,851	(201,276)	(21,807)	329,644,617	—	—	324,022,638
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	214,127,727	6,106,537	(18,447)	5,840	220,221,657	—	—	259,112,687
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	99,379,005	5,682,192	(71,999)	6,602	104,995,800	—	—	108,132,558
Columbia Variable Portfolio – Global Bond Fund, Class 1	195,126,044	3,297,851	(13,295)	(2,158)	198,408,442	—	—	183,497,082
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	131,018,513	2,248,533	(9,065)	(1,353)	133,256,628	—	—	129,935,617
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	110,458,015	6,944,901	(87,998)	29,049	117,343,967	—	—	153,968,243
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	204,847,847	11,196,025	(141,864)	33,849	215,935,857	—	—	259,340,286
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	310,664,725	5,396,483	(21,756)	(1,073)	316,038,379	—	—	308,152,720
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	42,529,233	—	—	—	42,529,233	—	—	57,648,042
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	112,329,951	6,944,903	(87,998)	31,923	119,218,779	—	—	148,075,876
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	160,628,449	10,522,579	(133,331)	53,674	171,071,371	—	—	212,971,913
Columbia Variable Portfolio – Strategic Income Fund, Class 1	118,801,177	2,998,045	(12,086)	(983)	121,786,153	—	—	120,412,896
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	166,608,722	2,998,046	(12,086)	237	169,594,919	—	—	175,111,616
Variable Portfolio – American Century Diversified Bond Fund, Class 1	303,045,339	15,884,851	(201,276)	(1,637)	318,727,277	—	—	325,271,612
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	246,628,202	4,497,068	(18,130)	(55)	251,107,085	—	—	265,254,616
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	132,509,321	565,592	—	—	133,074,913	—	565,591	131,226,186
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	81,851,271	1,634,186	(6,588)	1,466	83,480,335	—	—	99,223,409
Variable Portfolio – DFA International Value Fund, Class 1	195,959,563	12,016,513	(141,864)	26,241	207,860,453	—	820,488	210,526,271
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	106,815,289	2,248,534	(9,065)	(448)	109,054,310	—	—	106,556,170
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	109,341,185	6,944,902	(87,998)	27,826	116,225,915	—	—	144,430,770
Variable Portfolio – Invesco International Growth Fund, Class 1	198,829,031	11,640,984	(141,864)	24,383	210,352,534	—	444,959	220,528,390
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	303,574,746	15,884,851	(201,276)	(285)	319,258,036	—	—	325,087,988
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	116,329,962	—	—	—	116,329,962	—	—	148,160,796

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	85,783,586	6,944,902	(87,998)	30,436	92,670,926	—	—	121,618,349
Variable Portfolio – MFS Value Fund, Class 1	238,643,814	15,152,514	(191,996)	72,651	253,676,983	—	—	314,606,244
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	138,641,452	22,728,789	(57,283,000)	493,863	104,581,104	21,454,275	1,274,513	76,048,459
Variable Portfolio – NFJ Dividend Value Fund, Class 1	210,759,705	13,468,901	(170,663)	57,437	224,115,380	—	—	264,127,004
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	107,465,505	6,944,902	(87,998)	32,527	114,354,936	—	—	147,977,282
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	112,477,739	6,608,180	(83,732)	28,635	119,030,822	—	—	146,242,235
Variable Portfolio – Partners Small Cap Value Fund, Class 1	259,009,453	15,633,547	(198,091)	65,132	274,510,041	—	—	317,996,688
Variable Portfolio – Pyramis® International Equity Fund, Class 1	211,505,694	70,588,412	(141,864)	15,584	281,967,826	—	2,109,388	276,351,153
Variable Portfolio – Pyrford International Equity Fund, Class 1	203,129,882	12,706,053	(141,864)	6,642	215,700,713	—	1,510,028	218,334,371
Variable Portfolio – Sit Dividend Growth Fund, Class 1	236,789,507	13,468,901	(170,663)	55,731	250,143,476	—	—	302,019,629
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	119,645,239	4,412,460	(55,910)	548	124,002,337	—	—	126,734,350
Variable Portfolio – Victory Established Value Fund, Class 1	105,154,568	—	—	—	105,154,568	—	—	134,105,515
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	200,790,325	3,597,654	(14,504)	(255)	204,373,220	—	—	204,455,418
Total	8,213,016,291	823,385,796	(477,898,465)	1,122,413	8,559,626,035	21,454,275	7,232,413	9,194,244,274

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $26,119,677 or 0.25% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	4,776,348,230	—	—	4,776,348,230
Fixed-Income Funds	2,620,004,408	—	—	2,620,004,408
Money Market Funds	1,797,891,636	—	—	1,797,891,636
Total Mutual Funds	9,194,244,274	—	—	9,194,244,274
Bonds
Corporate Bonds & Notes	—	197,769,747	—	197,769,747
Residential Mortgage-Backed Securities - Agency	—	626,817,650	—	626,817,650
U.S. Treasury Obligations	123,006	—	—	123,006
Total Bonds	123,006	824,587,397	—	824,710,403
Equity Securities
Exchange-Traded Funds	841,145,414	—	—	841,145,414
Total Equity Securities	841,145,414	—	—	841,145,414
Other
Options Purchased Puts	178,583,015	—	—	178,583,015
Total Other	178,583,015	—	—	178,583,015
Investments in Securities	10,214,095,709	824,587,397	—	11,038,683,106
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	113,557	—	113,557
Futures Contracts	11,058,852	—	—	11,058,852
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,263)	—	(4,263)
Futures Contracts	(8,781,004)	—	—	(8,781,004)
Total	10,216,373,557	824,696,691	—	11,041,070,248

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund (formerly Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 20.4%
Auto Components 1.1%
Delphi Automotive PLC	51,178	$4,080,934
Automobiles 1.0%
Harley-Davidson, Inc.	30,255	1,837,689
Tesla Motors, Inc. (a)	10,299	1,944,142
Total		3,781,831
Hotels, Restaurants & Leisure 1.9%
Chipotle Mexican Grill, Inc. (a)	4,882	3,175,936
Hilton Worldwide Holdings, Inc. (a)	140,548	4,163,032
Total		7,338,968
Household Durables 1.7%
Harman International Industries, Inc.	27,067	3,616,963
Lennar Corp., Class A	53,966	2,795,979
Total		6,412,942
Internet & Catalog Retail 1.2%
Expedia, Inc.	21,494	2,023,230
Netflix, Inc. (a)	5,679	2,366,383
Total		4,389,613
Media 3.6%
Charter Communications Inc., Class A (a)	14,585	2,816,510
Cinemark Holdings, Inc.	91,331	4,116,288
DISH Network Corp., Class A (a)	45,669	3,199,570
Interpublic Group of Companies, Inc. (The)	160,025	3,539,753
Total		13,672,121
Multiline Retail 2.9%
Dollar General Corp. (a)	31,320	2,360,902
Dollar Tree, Inc. (a)	52,376	4,250,050
Macy’s, Inc.	69,315	4,499,237
Total		11,110,189
Specialty Retail 3.7%
Best Buy Co., Inc.	79,148	2,991,003
Foot Locker, Inc.	69,222	4,360,986
O’Reilly Automotive, Inc. (a)	16,911	3,656,834
Tractor Supply Co.	34,800	2,960,088
Total		13,968,911
Textiles, Apparel & Luxury Goods 3.3%
Hanesbrands, Inc.	64,587	2,164,310
Kate Spade & Co. (a)	64,097	2,140,199
Michael Kors Holdings Ltd. (a)	30,870	2,029,702
PVH Corp.	20,268	2,159,758

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	51,806	$3,901,510
Total		12,395,479
TOTAL CONSUMER DISCRETIONARY		77,150,988
CONSUMER STAPLES 7.3%
Beverages 1.6%
Constellation Brands, Inc., Class A (a)	37,231	4,326,615
Monster Beverage Corp. (a)	11,142	1,541,997
Total		5,868,612
Food & Staples Retailing 1.9%
Kroger Co. (The)	75,296	5,772,191
United Natural Foods, Inc. (a)	20,810	1,603,203
Total		7,375,394
Food Products 2.9%
Hain Celestial Group, Inc. (The) (a)	21,771	1,394,433
Hershey Co. (The)	23,906	2,412,354
Keurig Green Mountain, Inc.	9,412	1,051,603
Mead Johnson Nutrition Co.	38,902	3,910,818
Pilgrim’s Pride Corp.	95,329	2,153,482
Total		10,922,690
Personal Products 0.3%
Herbalife Ltd. (a)	28,867	1,234,353
Tobacco 0.6%
Lorillard, Inc.	37,310	2,438,208
TOTAL CONSUMER STAPLES		27,839,257
ENERGY 5.0%
Energy Equipment & Services 1.8%
Cameron International Corp. (a)	45,676	2,060,901
FMC Technologies, Inc. (a)	58,556	2,167,157
Nabors Industries Ltd.	109,600	1,496,040
Superior Energy Services, Inc.	53,912	1,204,394
Total		6,928,492
Oil, Gas & Consumable Fuels 3.2%
Cabot Oil & Gas Corp.	84,990	2,509,755
Cheniere Energy, Inc. (a)	25,376	1,964,102
Concho Resources, Inc. (a)	36,552	4,237,108
Range Resources Corp.	43,796	2,279,144

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	29,830	$921,747
Total		11,911,856
TOTAL ENERGY		18,840,348
FINANCIALS 7.8%
Banks 2.0%
Signature Bank (a)	42,651	5,526,717
SVB Financial Group (a)	16,680	2,119,027
Total		7,645,744
Capital Markets 1.1%
Affiliated Managers Group, Inc. (a)	13,321	2,861,084
T. Rowe Price Group, Inc.	18,011	1,458,531
Total		4,319,615
Consumer Finance 0.7%
PRA Group, Inc. (a)	46,108	2,504,586
Diversified Financial Services 2.6%
McGraw Hill Financial, Inc.	51,351	5,309,694
Moody’s Corp.	43,258	4,490,180
Total		9,799,874
Insurance 0.9%
Aon PLC	34,779	3,342,957
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	122,535	2,057,363
TOTAL FINANCIALS		29,670,139
HEALTH CARE 14.3%
Biotechnology 3.5%
Alkermes PLC (a)	23,195	1,414,199
BioMarin Pharmaceutical, Inc. (a)	11,160	1,390,759
Incyte Corp. (a)	35,791	3,280,603
Intercept Pharmaceuticals, Inc. (a)	3,617	1,020,067
Medivation, Inc. (a)	22,033	2,843,799
Vertex Pharmaceuticals, Inc. (a)	28,860	3,404,614
Total		13,354,041
Health Care Equipment & Supplies 3.4%
Align Technology, Inc. (a)	33,640	1,809,327
CR Bard, Inc.	10,922	1,827,797
IDEXX Laboratories, Inc. (a)	22,721	3,509,940
St. Jude Medical, Inc.	50,146	3,279,548

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	22,530	$2,647,726
Total		13,074,338
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	55,865	5,042,933
Centene Corp. (a)	33,723	2,383,879
Community Health Systems, Inc. (a)	40,817	2,133,913
HCA Holdings, Inc. (a)	33,659	2,532,167
Henry Schein, Inc. (a)	13,486	1,882,915
Total		13,975,807
Health Care Technology 1.1%
Cerner Corp. (a)	23,311	1,707,764
Veeva Systems Inc., Class A (a)	93,208	2,379,600
Total		4,087,364
Life Sciences Tools & Services 0.8%
Illumina, Inc. (a)	15,476	2,872,965
Pharmaceuticals 1.8%
Jazz Pharmaceuticals PLC (a)	13,434	2,321,261
Mylan NV (a)	74,717	4,434,454
Total		6,755,715
TOTAL HEALTH CARE		54,120,230
INDUSTRIALS 15.8%
Aerospace & Defense 0.7%
TransDigm Group, Inc.	12,197	2,667,728
Airlines 2.7%
Alaska Air Group, Inc.	67,418	4,461,723
Southwest Airlines Co.	130,363	5,775,081
Total		10,236,804
Building Products 0.6%
Fortune Brands Home & Security, Inc.	46,648	2,214,847
Commercial Services & Supplies 0.7%
Stericycle, Inc. (a)	17,394	2,442,639
Electrical Equipment 2.4%
AMETEK, Inc.	100,633	5,287,258
Rockwell Automation, Inc.	33,512	3,887,057
Total		9,174,315

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.2%
Roper Industries, Inc.	25,606	$4,404,232
Machinery 3.0%
Ingersoll-Rand PLC	53,440	3,638,195
Middleby Corp. (The) (a)	33,194	3,407,364
Pall Corp.	27,561	2,766,849
Wabtec Corp.	17,065	1,621,346
Total		11,433,754
Marine 0.8%
Kirby Corp. (a)	38,894	2,918,995
Professional Services 1.2%
IHS, Inc., Class A (a)	16,492	1,876,130
Verisk Analytics, Inc., Class A (a)	39,690	2,833,866
Total		4,709,996
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	21,850	1,865,880
Kansas City Southern	7,735	789,589
Total		2,655,469
Trading Companies & Distributors 1.8%
Fastenal Co.	62,221	2,578,127
United Rentals, Inc. (a)	46,217	4,213,142
Total		6,791,269
TOTAL INDUSTRIALS		59,650,048
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.6%
F5 Networks, Inc. (a)	18,337	2,107,655
Palo Alto Networks, Inc. (a)	25,987	3,796,181
Total		5,903,836
Internet Software & Services 2.7%
CoStar Group, Inc. (a)	16,990	3,361,132
LinkedIn Corp., Class A (a)	12,280	3,068,281
Rackspace Hosting, Inc. (a)	47,877	2,469,974
Twitter, Inc. (a)	30,704	1,537,656
Total		10,437,043
IT Services 3.0%
Alliance Data Systems Corp. (a)	17,585	5,209,556
FleetCor Technologies, Inc. (a)	27,974	4,221,836
Gartner, Inc. (a)	23,194	1,944,817
Total		11,376,209

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.4%
Avago Technologies Ltd.	14,816	$1,881,336
Broadcom Corp., Class A	62,206	2,693,209
Lam Research Corp.	39,567	2,778,988
NXP Semiconductors NV (a)	18,858	1,892,589
Qorvo, Inc. (a)	40,076	3,194,057
Skyworks Solutions, Inc.	41,494	4,078,445
Total		16,518,624
Software 7.4%
Activision Blizzard, Inc.	220,138	5,002,636
Electronic Arts, Inc. (a)	114,084	6,709,851
Intuit, Inc.	47,820	4,636,627
Red Hat, Inc. (a)	37,617	2,849,488
ServiceNow, Inc. (a)	40,157	3,163,568
Splunk, Inc. (a)	49,190	2,912,048
Tableau Software, Inc., Class A (a)	30,794	2,849,061
Total		28,123,279
Technology Hardware, Storage & Peripherals 0.3%
SanDisk Corp.	15,848	1,008,250
TOTAL INFORMATION TECHNOLOGY		73,367,241
MATERIALS 6.0%
Chemicals 4.3%
Eastman Chemical Co.	48,007	3,324,965
International Flavors & Fragrances, Inc.	24,492	2,875,361
Sherwin-Williams Co. (The)	27,579	7,846,225
Westlake Chemical Corp.	28,746	2,067,987
Total		16,114,538
Construction Materials 0.5%
Eagle Materials, Inc.	24,307	2,031,093
Containers & Packaging 0.6%
Rock-Tenn Co., Class A	36,134	2,330,643
Paper & Forest Products 0.6%
International Paper Co.	42,675	2,368,036
TOTAL MATERIALS		22,844,310

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
SBA Communications Corp., Class A (a)	56,886	$6,661,351
TOTAL TELECOMMUNICATION SERVICES		6,661,351
Total Common Stocks (Cost: $296,865,371)		$370,143,912

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	9,272,852	$9,272,852
Total Money Market Funds (Cost: $9,272,852)		$9,272,852
Total Investments
(Cost: $306,138,223)		$379,416,764(d)
Other Assets & Liabilities, Net		(1,131,286)
Net Assets		$378,285,478

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,048,789	43,379,598	(39,155,535)	9,272,852	1,818	9,272,852

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in may include, but are not limited to, valuations financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	77,150,988	—	—	77,150,988
Consumer Staples	27,839,257	—	—	27,839,257
Energy	18,840,348	—	—	18,840,348
Financials	29,670,139	—	—	29,670,139
Health Care	54,120,230	—	—	54,120,230
Industrials	59,650,048	—	—	59,650,048
Information Technology	73,367,241	—	—	73,367,241
Materials	22,844,310	—	—	22,844,310
Telecommunication Services	6,661,351	—	—	6,661,351
Total Equity Securities	370,143,912	—	—	370,143,912
Mutual Funds
Money Market Funds	9,272,852	—	—	9,272,852
Total Mutual Funds	9,272,852	—	—	9,272,852
Total	379,416,764	—	—	379,416,764

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Fund (formerly Columbia Variable Portfolio – Mid Cap Value Opportunity Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.0%
Gentex Corp.	274,775	$5,028,383
Automobiles 1.3%
Harley-Davidson, Inc.	103,725	6,300,257
Diversified Consumer Services 0.9%
Houghton Mifflin Harcourt Co. (a)	188,632	4,429,079
Hotels, Restaurants & Leisure 2.5%
Royal Caribbean Cruises Ltd.	63,785	5,220,802
Starwood Hotels & Resorts Worldwide, Inc.	87,000	7,264,500
Total		12,485,302
Household Durables 2.1%
D.R. Horton, Inc.	235,050	6,694,224
Mohawk Industries, Inc. (a)	20,450	3,798,587
Total		10,492,811
Media 2.6%
Cinemark Holdings, Inc.	92,275	4,158,834
DISH Network Corp., Class A (a)	71,125	4,983,018
Interpublic Group of Companies, Inc. (The)	157,784	3,490,182
Total		12,632,034
Specialty Retail 3.8%
Best Buy Co., Inc.	158,375	5,984,991
Sally Beauty Holdings, Inc. (a)	177,700	6,107,549
Signet Jewelers Ltd.	48,950	6,793,771
Total		18,886,311
TOTAL CONSUMER DISCRETIONARY		70,254,177
CONSUMER STAPLES 2.1%
Food Products 2.1%
Hershey Co. (The)	41,825	4,220,561
JM Smucker Co. (The)	53,532	6,195,258
Total		10,415,819
TOTAL CONSUMER STAPLES		10,415,819
ENERGY 5.5%
Energy Equipment & Services 2.4%
Cameron International Corp. (a)	71,025	3,204,648
Oceaneering International, Inc.	49,075	2,646,615
Superior Energy Services, Inc.	118,975	2,657,902

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International PLC (a)	274,325	$3,374,197
Total		11,883,362
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas Corp.	150,250	4,436,883
Cimarex Energy Co.	47,450	5,461,020
Noble Energy, Inc.	41,588	2,033,653
ONEOK, Inc.	67,275	3,245,346
Total		15,176,902
TOTAL ENERGY		27,060,264
FINANCIALS 34.0%
Banks 6.9%
Cullen/Frost Bankers, Inc.	81,825	5,652,471
East West Bancorp, Inc.	198,375	8,026,252
Fifth Third Bancorp	520,860	9,818,211
M&T Bank Corp.	82,691	10,501,757
Total		33,998,691
Capital Markets 3.9%
E*TRADE Financial Corp. (a)	218,150	6,229,273
Raymond James Financial, Inc.	149,125	8,467,318
TD Ameritrade Holding Corp.	121,650	4,532,679
Total		19,229,270
Consumer Finance 1.1%
Synchrony Financial (a)	175,700	5,332,495
Diversified Financial Services 1.5%
Voya Financial, Inc.	169,800	7,320,078
Insurance 7.8%
Aon PLC	66,050	6,348,726
Brown & Brown, Inc.	206,975	6,852,942
Genworth Financial, Inc., Class A (a)	289,350	2,115,149
Hartford Financial Services Group, Inc. (The)	186,777	7,811,014
Lincoln National Corp.	160,902	9,245,429
Principal Financial Group, Inc.	121,227	6,227,431
Total		38,600,691
Real Estate Investment Trusts (REITs) 10.8%
Camden Property Trust	48,425	3,783,445
Extra Space Storage, Inc.	74,791	5,053,628
Host Hotels & Resorts, Inc.	314,825	6,353,169
Outfront Media, Inc.	171,051	5,117,846
Rayonier, Inc.	189,493	5,108,731

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	66,975	$8,598,250
Taubman Centers, Inc.	87,075	6,716,095
UDR, Inc.	221,100	7,524,033
Weyerhaeuser Co.	146,562	4,858,530
Total		53,113,727
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	159,050	6,156,825
Thrifts & Mortgage Finance 0.8%
Radian Group, Inc.	231,250	3,882,688
TOTAL FINANCIALS		167,634,465
HEALTH CARE 6.1%
Health Care Equipment & Supplies 2.9%
Teleflex, Inc.	65,586	7,924,757
Zimmer Holdings, Inc.	53,787	6,321,048
Total		14,245,805
Health Care Providers & Services 2.5%
Community Health Systems, Inc. (a)	73,412	3,837,979
LifePoint Hospitals, Inc. (a)	66,600	4,891,770
WellCare Health Plans, Inc. (a)	40,650	3,717,849
Total		12,447,598
Life Sciences Tools & Services 0.7%
PAREXEL International Corp. (a)	46,450	3,204,585
TOTAL HEALTH CARE		29,897,988
INDUSTRIALS 8.2%
Aerospace & Defense 1.1%
Textron, Inc.	121,325	5,378,337
Airlines 0.8%
United Continental Holdings, Inc. (a)	57,313	3,854,299
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	80,050	7,415,032
Machinery 1.3%
Crane Co.	47,875	2,987,879
Dover Corp.	52,825	3,651,264
Total		6,639,143

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.1%
Ryder System, Inc.	54,625	$5,183,366
Trading Companies & Distributors 2.4%
AerCap Holdings NV (a)	110,350	4,816,778
United Rentals, Inc. (a)	25,900	2,361,044
WESCO International, Inc. (a)	68,400	4,780,476
Total		11,958,298
TOTAL INDUSTRIALS		40,428,475
INFORMATION TECHNOLOGY 10.2%
Communications Equipment 0.4%
F5 Networks, Inc. (a)	18,350	2,109,149
Electronic Equipment, Instruments & Components 1.6%
Avnet, Inc.	86,124	3,832,518
FLIR Systems, Inc.	130,075	4,068,746
Total		7,901,264
IT Services 1.2%
Xerox Corp.	451,317	5,799,423
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	63,600	1,434,816
Broadcom Corp., Class A	154,975	6,709,643
Micron Technology, Inc. (a)	62,925	1,707,155
Skyworks Solutions, Inc.	50,650	4,978,388
Total		14,830,002
Software 3.3%
Activision Blizzard, Inc.	205,425	4,668,283
Autodesk, Inc. (a)	64,128	3,760,466
Electronic Arts, Inc. (a)	91,150	5,360,987
PTC, Inc. (a)	71,775	2,596,102
Total		16,385,838
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.	34,250	3,117,093
TOTAL INFORMATION TECHNOLOGY		50,142,769
MATERIALS 6.1%
Chemicals 1.1%
PPG Industries, Inc.	24,840	5,602,414

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.4%
Summit Materials, Inc., Class A (a)	75,086	$1,663,155
Containers & Packaging 3.1%
Bemis Co., Inc.	81,325	3,766,161
Packaging Corp. of America	72,475	5,666,820
Sealed Air Corp.	125,536	5,719,420
Total		15,152,401
Metals & Mining 1.5%
Steel Dynamics, Inc.	373,900	7,515,390
TOTAL MATERIALS		29,933,360
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	70,125	1,746,113
TOTAL TELECOMMUNICATION SERVICES		1,746,113
UTILITIES 10.9%
Electric Utilities 6.5%
Edison International	143,075	8,937,895
Great Plains Energy, Inc.	320,500	8,550,940
Portland General Electric Co.	196,525	7,289,112
PPL Corp.	222,900	7,502,814
Total		32,280,761

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.0%
Questar Corp.	208,066	$4,964,455
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	390,400	5,016,640
NRG Energy, Inc.	223,775	5,636,892
Total		10,653,532
Multi-Utilities 1.2%
CMS Energy Corp.	162,850	5,685,094
TOTAL UTILITIES		53,583,842
Total Common Stocks (Cost: $406,661,074)		$481,097,272

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	11,675,431	$11,675,431
Total Money Market Funds (Cost: $11,675,431)		$11,675,431
Total Investments
(Cost: $418,336,505)		$492,772,703(d)
Other Assets & Liabilities, Net		(213,932)
Net Assets		$492,558,771

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,751,405	32,946,481	(28,022,455)	11,675,431	5,128	11,675,431

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	70,254,177	—	—	70,254,177
Consumer Staples	10,415,819	—	—	10,415,819
Energy	27,060,264	—	—	27,060,264
Financials	167,634,465	—	—	167,634,465
Health Care	29,897,988	—	—	29,897,988
Industrials	40,428,475	—	—	40,428,475
Information Technology	50,142,769	—	—	50,142,769
Materials	29,933,360	—	—	29,933,360
Telecommunication Services	1,746,113	—	—	1,746,113
Utilities	53,583,842	—	—	53,583,842
Total Equity Securities	481,097,272	—	—	481,097,272
Mutual Funds
Money Market Funds	11,675,431	—	—	11,675,431
Total Mutual Funds	11,675,431	—	—	11,675,431
Total	492,772,703	—	—	492,772,703

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select International Equity Fund (formerly Columbia Variable Portfolio – International Opportunity Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
AUSTRALIA 5.1%
Ansell Ltd.	371,097	$7,768,166
Australia and New Zealand Banking Group Ltd.	126,852	3,529,047
CSL Ltd.	101,988	7,135,323
Total		18,432,536

BELGIUM 3.3%
Anheuser-Busch InBev NV	63,541	7,762,513
Umicore SA	95,438	3,985,989
Total		11,748,502

CANADA 0.9%
Methanex Corp.	59,100	3,164,163

CHINA 3.0%
Ping An Insurance Group Co. of China Ltd., Class H	572,000	6,862,073
Tencent Holdings Ltd.	200,000	3,797,984
Total		10,660,057

DENMARK 2.5%
Novo Nordisk A/S, Class B	169,051	9,024,582

FRANCE 6.0%
Airbus Group NV	132,207	8,594,899
L’Oreal SA	43,278	7,971,406
Total SA	103,492	5,144,280
Total		21,710,585

GERMANY 9.3%
Bayer AG, Registered Shares	73,440	10,987,795
Brenntag AG	120,477	7,197,851
Continental AG	37,382	8,803,332
Linde AG	31,824	6,471,390
Total		33,460,368

HONG KONG 4.1%
AIA Group Ltd.	1,761,800	11,061,436
Hong Kong Exchanges and Clearing Ltd.	149,100	3,654,777
Total		14,716,213

INDONESIA 1.2%
PT Bank Rakyat Indonesia Persero Tbk	4,344,400	4,406,591

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 2.0%
Bank of Ireland (a)	19,091,364	$7,284,277

JAPAN 28.1%
Daikin Industries Ltd.	102,000	6,819,113
Dentsu, Inc.	214,100	9,158,892
Ebara Corp.	1,006,000	4,235,181
Hitachi High-Technologies Corp.	174,400	5,307,404
Japan Exchange Group, Inc.	249,600	7,226,625
Mazda Motor Corp.	278,100	5,634,815
Mitsubishi Estate Co., Ltd.	149,000	3,455,603
Mitsubishi UFJ Financial Group, Inc.	1,513,600	9,374,351
Nomura Holdings, Inc.	1,021,400	5,999,329
OSG Corp.	315,500	6,135,627
Recruit Holdings Co., Ltd.	98,371	3,069,319
SCSK Corp.	200,300	5,605,793
Sekisui Chemical Co., Ltd.	542,000	7,032,443
Shimadzu Corp.	612,000	6,815,787
Tadano Ltd.	295,000	3,961,172
Taiheiyo Cement Corp.	2,215,000	6,763,054
Yaskawa Electric Corp.	333,500	4,873,850
Total		101,468,358

NETHERLANDS 2.7%
ASML Holding NV	60,566	6,140,152
ING Groep NV-CVA (a)	243,843	3,571,808
Total		9,711,960

SINGAPORE 0.7%
Global Logistic Properties Ltd.	1,257,000	2,426,129

SPAIN 3.1%
Amadeus IT Holding SA, Class A	123,890	5,309,565
Inditex SA	180,894	5,807,728
Total		11,117,293

SWITZERLAND 7.1%
Nestlé SA, Registered Shares	20,744	1,562,074
Novartis AG, Registered Shares	75,795	7,481,003
Roche Holding AG, Genusschein Shares	26,667	7,327,881
UBS AG	500,668	9,388,082
Total		25,759,040

UNITED KINGDOM 20.4%
3i Group PLC	629,590	4,498,627
Amec Foster Wheeler PLC	240,770	3,220,685

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
AstraZeneca PLC	54,691	$3,754,443
BT Group PLC	1,021,105	6,634,984
Diageo PLC	129,660	3,583,068
GKN PLC	858,058	4,551,461
Hays PLC	2,716,294	6,130,604
Intermediate Capital Group PLC	548,072	4,087,907
Legal & General Group PLC	1,186,365	4,885,863
Pearson PLC	83,316	1,793,266
Pennon Group PLC	424,883	5,189,610
Rolls-Royce Holdings PLC	347,530	4,901,546
Ultra Electronics Holdings PLC	135,402	3,419,741
Unilever PLC	177,184	7,392,730
Wolseley PLC	158,301	9,356,303
Total		73,400,838

Total Common Stocks (Cost: $316,662,840)		$358,491,492

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	3,029,829	$3,029,829

Total Money Market Funds (Cost: $3,029,829)		$3,029,829

Total Investments
(Cost: $319,692,669) (d)		$361,521,321(e)
Other Assets & Liabilities, Net		(942,508)
Net Assets		$360,578,813

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,800,872	18,630,101	(17,401,144)	3,029,829	647	3,029,829

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $319,693,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,514,000
Unrealized Depreciation	(12,686,000)
Net Unrealized Appreciation	$41,828,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	42,781,938	—	42,781,938
Consumer Staples	—	28,271,791	—	28,271,791
Energy	—	8,364,965	—	8,364,965
Financials	—	91,712,523	—	91,712,523
Health Care	—	53,479,193	—	53,479,193
Industrials	—	63,821,357	—	63,821,357
Information Technology	—	37,850,534	—	37,850,534
Materials	3,164,163	17,220,434	—	20,384,597
Telecommunication Services	—	6,634,984	—	6,634,984
Utilities	—	5,189,610	—	5,189,610
Total Equity Securities	3,164,163	355,327,329	—	358,491,492
Mutual Funds
Money Market Funds	3,029,829	—	—	3,029,829
Total Mutual Funds	3,029,829	—	—	3,029,829
Total	6,193,992	355,327,329	—	361,521,321

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 6.1%
Multiline Retail 2.4%
Nordstrom, Inc.	325,000	$26,104,000

Specialty Retail 3.7%
Lowe’s Companies, Inc.	550,000	40,914,500
TOTAL CONSUMER DISCRETIONARY		67,018,500

CONSUMER STAPLES 10.2%
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	103,100	15,619,135

Food Products 4.2%
Tyson Foods, Inc., Class A	1,200,000	45,960,000

Tobacco 4.6%
Altria Group, Inc.	605,059	30,265,051
Philip Morris International, Inc.	265,000	19,962,450
Total		50,227,501
TOTAL CONSUMER STAPLES		111,806,636

ENERGY 13.7%
Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	320,000	26,499,200
Chevron Corp.	123,000	12,912,540
ConocoPhillips	250,000	15,565,000
Marathon Oil Corp.	540,000	14,099,400
Marathon Petroleum Corp.	294,000	30,102,660
Valero Energy Corp.	473,658	30,134,122
Williams Companies, Inc. (The)	430,000	21,753,700
Total		151,066,622
TOTAL ENERGY		151,066,622

FINANCIALS 23.7%
Banks 12.7%
Bank of America Corp.	2,055,766	31,638,239
Citigroup, Inc.	750,000	38,640,000
JPMorgan Chase & Co.	580,000	35,136,400
Wells Fargo & Co.	635,000	34,544,000
Total		139,958,639
Capital Markets 3.3%
Morgan Stanley	1,020,400	36,418,076

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.7%
MetLife, Inc.	525,000	$26,538,750
Prudential Financial, Inc.	350,000	28,108,500
Unum Group	900,000	30,357,000
Total		85,004,250
TOTAL FINANCIALS		261,380,965

HEALTH CARE 10.3%
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	232,000	15,892,000

Health Care Providers & Services 5.8%
Express Scripts Holding Co. (a)	250,000	21,692,500
Humana, Inc.	235,000	41,834,700
Total		63,527,200
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	520,000	33,540,000
TOTAL HEALTH CARE		112,959,200

INDUSTRIALS 10.9%
Aerospace & Defense 6.9%
General Dynamics Corp.	171,000	23,209,830
Honeywell International, Inc.	275,000	28,685,250
United Technologies Corp.	208,000	24,377,600
Total		76,272,680
Road & Rail 4.0%
CSX Corp.	750,000	24,840,000
Union Pacific Corp.	180,000	19,495,800
Total		44,335,800
TOTAL INDUSTRIALS		120,608,480

INFORMATION TECHNOLOGY 10.6%
Communications Equipment 2.1%
Juniper Networks, Inc.	1,013,500	22,884,830

Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	924,656	20,971,198

IT Services 3.2%
Teradata Corp. (a)	800,000	35,312,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	1,650,000	$37,224,000
TOTAL INFORMATION TECHNOLOGY		116,392,028

MATERIALS 4.3%
Chemicals 2.8%
EI du Pont de Nemours & Co.	425,000	30,374,750

Metals & Mining 1.5%
Freeport-McMoRan, Inc.	900,000	17,055,000
TOTAL MATERIALS		47,429,750

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.8%
Verizon Communications, Inc.	865,000	42,064,950
TOTAL TELECOMMUNICATION SERVICES		42,064,950

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.2%
Independent Power and Renewable Electricity Producers 3.2%
AES Corp. (The)	2,750,000	$35,337,500
TOTAL UTILITIES		35,337,500
Total Common Stocks (Cost: $751,367,901)		$1,066,064,631

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	35,369,289	$35,369,289
Total Money Market Funds (Cost: $35,369,289)		$35,369,289

Total Investments
(Cost: $786,737,190)		$1,101,433,920(d)
Other Assets & Liabilities, Net		(94,235)
Net Assets		$1,101,339,685

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,067,031	22,359,967	(40,057,709)	35,369,289	12,575	35,369,289

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	67,018,500	—	—	67,018,500
Consumer Staples	111,806,636	—	—	111,806,636
Energy	151,066,622	—	—	151,066,622
Financials	261,380,965	—	—	261,380,965
Health Care	112,959,200	—	—	112,959,200
Industrials	120,608,480	—	—	120,608,480
Information Technology	116,392,028	—	—	116,392,028
Materials	47,429,750	—	—	47,429,750
Telecommunication Services	42,064,950	—	—	42,064,950
Utilities	35,337,500	—	—	35,337,500
Total Equity Securities	1,066,064,631	—	—	1,066,064,631
Mutual Funds
Money Market Funds	35,369,289	—	—	35,369,289
Total Mutual Funds	35,369,289	—	—	35,369,289
Total	1,101,433,920	—	—	1,101,433,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 19.3%
Auto Components 4.3%
American Axle & Manufacturing Holdings, Inc. (a)	160,000	$4,132,800
Motorcar Parts of America, Inc. (a)	140,000	3,890,600
Total		8,023,400
Diversified Consumer Services 2.2%
Sotheby’s	100,000	4,226,000
Hotels, Restaurants & Leisure 2.3%
Texas Roadhouse, Inc.	120,000	4,371,600
Household Durables 6.1%
Beazer Homes USA, Inc. (a)	240,000	4,252,800
Lennar Corp., Class A	77,500	4,015,275
William Lyon Homes, Inc. Class A (a)	125,000	3,227,500
Total		11,495,575
Specialty Retail 1.0%
Vitamin Shoppe, Inc. (a)	45,000	1,853,550
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	190,000	6,366,900
TOTAL CONSUMER DISCRETIONARY		36,337,025
CONSUMER STAPLES 4.8%
Food Products 3.7%
Dean Foods Co.	175,000	2,892,750
WhiteWave Foods Co. (The), Class A (a)	90,000	3,990,600
Total		6,883,350
Personal Products 1.1%
Herbalife Ltd. (a)	50,000	2,138,000
TOTAL CONSUMER STAPLES		9,021,350
ENERGY 4.8%
Energy Equipment & Services 4.1%
Exterran Holdings, Inc.	70,000	2,349,900
Superior Energy Services, Inc.	118,700	2,651,758
Tetra Technologies, Inc. (a)	450,000	2,781,000
Total		7,782,658
Oil, Gas & Consumable Fuels 0.7%
Oasis Petroleum, Inc. (a)	90,000	1,279,800
TOTAL ENERGY		9,062,458

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.0%
Banks 0.8%
Opus Bank	46,082	$1,423,012
Insurance 8.4%
Endurance Specialty Holdings Ltd.	89,000	5,441,460
Hanover Insurance Group, Inc. (The)	82,500	5,987,850
Lincoln National Corp.	70,000	4,022,200
Meadowbrook Insurance Group, Inc.	53,851	457,734
Total		15,909,244
Real Estate Investment Trusts (REITs) 2.0%
Gaming and Leisure Properties, Inc.	105,000	3,871,350
Thrifts & Mortgage Finance 1.8%
Ladder Capital Corp., Class A	183,244	3,391,846
TOTAL FINANCIALS		24,595,452
HEALTH CARE 18.9%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc. (a)	45,320	3,494,625
Health Care Equipment & Supplies 3.7%
Analogic Corp.	37,500	3,408,750
Sirona Dental Systems, Inc. (a)	40,000	3,599,600
Total		7,008,350
Health Care Providers & Services 5.8%
PharMerica Corp. (a)	175,000	4,933,250
WellCare Health Plans, Inc. (a)	65,000	5,944,900
Total		10,878,150
Life Sciences Tools & Services 1.2%
Bruker Corp. (a)	125,000	2,308,750
Pharmaceuticals 6.3%
Impax Laboratories, Inc. (a)	142,500	6,678,975
Salix Pharmaceuticals Ltd. (a)	30,000	5,184,300
Total		11,863,275
TOTAL HEALTH CARE		35,553,150

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 15.2%

Aerospace & Defense 1.6%
Cubic Corp.	57,500	$2,976,775
Airlines 3.8%
United Continental Holdings, Inc. (a)	93,000	6,254,250
Virgin America, Inc. (a)	29,872	908,109
Total		7,162,359
Building Products 0.9%
Armstrong World Industries, Inc. (a)	30,000	1,724,100
Commercial Services & Supplies 2.3%
Waste Connections, Inc.	90,000	4,332,600
Electrical Equipment 2.2%
EnerSys	65,000	4,175,600
Machinery 1.0%
Mueller Industries, Inc.	50,000	1,806,500
Road & Rail 3.4%
Swift Transportation Co. (a)	250,000	6,505,000
TOTAL INDUSTRIALS		28,682,934
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 4.7%
Calix, Inc. (a)	400,000	3,356,000
Extreme Networks, Inc. (a)	923,505	2,918,276
JDS Uniphase Corp. (a)	190,000	2,492,800
Total		8,767,076
Electronic Equipment, Instruments & Components 3.0%
Belden, Inc.	60,000	5,613,600
IT Services 2.8%
CACI International, Inc., Class A (a)	43,000	3,866,560
EPAM Systems, Inc. (a)	24,000	1,470,960
Total		5,337,520

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.9%
Allot Communications Ltd. (a)	165,000	$1,450,350
BroadSoft, Inc. (a)	122,703	4,105,642
Total		5,555,992
TOTAL INFORMATION TECHNOLOGY		25,274,188
MATERIALS 5.3%
Chemicals 4.6%
Ferro Corp. (a)	300,000	3,765,000
Minerals Technologies, Inc.	67,500	4,934,250
Total		8,699,250
Containers & Packaging 0.7%
Owens-Illinois, Inc. (a)	60,000	1,399,200
TOTAL MATERIALS		10,098,450
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 1.6%
Globalstar, Inc. (a)	900,000	2,997,000
Wireless Telecommunication Services 3.1%
Telephone & Data Systems, Inc.	235,000	5,851,500
TOTAL TELECOMMUNICATION SERVICES		8,848,500
Total Common Stocks (Cost: $114,390,667)		$187,473,507

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	1,426,129	$1,426,129
Total Money Market Funds (Cost: $1,426,129)		$1,426,129
Total Investments
(Cost: $115,816,796)		$188,899,636(d)
Other Assets & Liabilities, Net		(391,517)
Net Assets		$188,508,119

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,473,334	11,414,912	(13,462,117)	1,426,129	743	1,426,129

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	36,337,025	—	—	36,337,025
Consumer Staples	9,021,350	—	—	9,021,350
Energy	9,062,458	—	—	9,062,458
Financials	24,595,452	—	—	24,595,452
Health Care	35,553,150	—	—	35,553,150
Industrials	28,682,934	—	—	28,682,934
Information Technology	25,274,188	—	—	25,274,188
Materials	10,098,450	—	—	10,098,450
Telecommunication Services	8,848,500	—	—	8,848,500
Total Equity Securities	187,473,507	—	—	187,473,507
Mutual Funds
Money Market Funds	1,426,129	—	—	1,426,129
Total Mutual Funds	1,426,129	—	—	1,426,129
Total	188,899,636	—	—	188,899,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.2%
CANADA 1.2%
Canadian Solar, Inc. (a)	11,400	$380,646
Kinaxis, Inc. (a)	54,507	1,140,449
Total		1,521,095
CHINA 0.8%
Baidu, Inc., ADR (a)	1,300	270,920
JA Solar Holdings Co., Ltd., ADR (a)	34,800	332,688
JD.com, Inc. ADR (a)	12,900	379,002
Total		982,610
IRELAND 2.2%
King Digital Entertainment PLC	165,338	2,652,021
ISRAEL 3.0%
Check Point Software Technologies Ltd. (a)	44,831	3,674,797
JAPAN 0.3%
Mabuchi Motor Co., Ltd.	6,100	322,702
NETHERLANDS 2.7%
AVG Technologies NV (a)	68,557	1,484,259
Mobileye NV (a)	44,450	1,868,234
Total		3,352,493
SINGAPORE 1.8%
Avago Technologies Ltd.	17,044	2,164,247
TAIWAN 1.6%
Himax Technologies, Inc., ADR	68,700	434,871
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,700	1,589,596
Total		2,024,467
UNITED STATES 86.6%
Activision Blizzard, Inc.	57,627	1,309,574
Advanced Energy Industries, Inc. (a)	110,910	2,845,951
Apple, Inc.	57,000	7,092,510
Arista Networks, Inc. (a)	12,600	888,678
Arris Group, Inc. (a)	17,600	508,552
Audience, Inc. (a)	114,576	520,175
Broadcom Corp., Class A	141,800	6,139,231
Cavium, Inc. (a)	11,700	828,594
Cisco Systems, Inc.	27,100	745,928
Computer Sciences Corp.	11,200	731,136
Cornerstone OnDemand, Inc. (a)	9,500	274,455
Cypress Semiconductor Corp.	163,881	2,312,361

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
DIRECTV (a)	16,100	$1,370,110
Electronics for Imaging, Inc. (a)	29,642	1,237,553
Endurance International Group Holdings, Inc. (a)	23,666	451,074
Euronet Worldwide, Inc. (a)	4,801	282,059
F5 Networks, Inc. (a)	13,000	1,494,220
Fidelity National Information Services, Inc.	10,500	714,630
Fortinet, Inc. (a)	10,634	371,658
GameStop Corp., Class A	8,300	315,068
Google, Inc., Class A (a)	4,300	2,385,210
Google, Inc., Class C (a)	4,300	2,356,400
Hewlett-Packard Co.	30,000	934,800
HomeAway, Inc. (a)	11,700	352,989
Lam Research Corp.	126,700	8,898,774
Lattice Semiconductor Corp. (a)	230,375	1,460,577
LifeLock, Inc. (a)	53,300	752,063
Marvell Technology Group Ltd.	310,882	4,569,965
Mattson Technology, Inc. (a)	290,589	1,144,921
Maxim Integrated Products, Inc.	111,200	3,870,872
Micron Technology, Inc. (a)	27,700	751,501
Microsemi Corp. (a)	105,876	3,748,010
NetApp, Inc.	29,584	1,049,049
Nuance Communications, Inc. (a)	47,553	682,386
PTC, Inc. (a)	6,253	226,171
Q2 Holdings, Inc. (a)	12,227	258,479
QLogic Corp. (a)	19,000	280,060
Qorvo, Inc. (a)	42,891	3,418,413
Red Hat, Inc. (a)	9,100	689,325
Rovi Corp. (a)	71,900	1,309,299
Sabre Corp.	58,131	1,412,583
salesforce.com, Inc. (a)	16,205	1,082,656
Skyworks Solutions, Inc.	34,880	3,428,355
SolarEdge Technologies, Inc. (a)	39,249	860,731
SolarWinds, Inc. (a)	37,900	1,941,996
Synaptics, Inc. (a)	93,798	7,626,246
Synopsys, Inc. (a)	209,341	9,696,675
Teradyne, Inc.	245,048	4,619,155
Travelport Worldwide Ltd.	58,605	978,703
Vantiv, Inc., Class A (a)	13,800	520,260
Veeva Systems Inc., Class A (a)	4,800	122,544
Verint Systems, Inc. (a)	27,545	1,705,862
Visa, Inc., Class A	23,400	1,530,594
VMware, Inc., Class A (a)	16,796	1,377,440
Total		106,476,581
Total Common Stocks (Cost: $97,486,319)		$123,171,013

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	330,246	$330,246
Total Money Market Funds (Cost: $330,246)		$330,246
Total Investments
(Cost: $97,816,565) (d)		$123,501,259(e)
Other Assets & Liabilities, Net		(573,256)
Net Assets		$122,928,003

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,265,609	9,314,001	(11,249,364)	330,246	541	330,246

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $97,817,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,012,000
Unrealized Depreciation	(2,328,000)
Net Unrealized Appreciation	$25,684,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,794,946	—	—	3,794,946
Health Care	122,544	—	—	122,544
Industrials	—	322,702	—	322,702
Information Technology	118,930,821	—	—	118,930,821
Total Equity Securities	122,848,311	322,702	—	123,171,013
Mutual Funds
Money Market Funds	330,246	—	—	330,246
Total Mutual Funds	330,246	—	—	330,246
Total	123,178,557	322,702	—	123,501,259

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 99.9%

Federal Home Loan Mortgage Corp. (b)
06/01/16	7.000%	$245	$249
04/01/17	6.500%	79,207	82,343
08/01/17- 09/01/19	5.500%	211,795	224,600
03/01/18- 09/01/37	6.000%	133,031	146,182
06/01/21- 12/01/44	3.500%	157,964,972	166,614,151
10/01/23- 10/01/40	5.000%	24,551,412	27,248,772
07/01/39- 08/01/41	4.500%	19,116,006	21,212,614
03/01/42- 07/01/42	4.000%	24,933,689	26,809,128
11/01/42	3.000%	21,804,636	22,322,262
Federal Home Loan Mortgage Corp. (b)(c)
01/01/37	2.157%	266,076	282,987
09/01/37	2.423%	315,389	337,655
CMO Series 4119 Class SP
10/15/42	2.472%	3,408,957	3,314,968
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.826%	40,191,745	8,812,449
CMO IO Series 264 Class S1
07/15/42	5.776%	21,160,849	5,053,345
CMO IO Series 272 Class S1
08/15/42	5.826%	17,917,017	4,453,860
CMO IO Series 311 Class S1
08/15/43	5.776%	40,876,391	8,804,157
CMO IO Series 318 Class S1
11/15/43	5.776%	22,513,203	5,144,981
CMO IO Series 326 Class S2
03/15/44	5.776%	9,393,223	2,364,057
CMO IO Series 336 Class 30
08/15/44	5.876%	14,472,695	3,958,917
CMO IO Series 3453 Class W
12/15/32	7.228%	1,083,358	217,242
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,054,075	27,411
CMO IO Series 4068 Class GI
09/15/36	1.865%	15,403,575	1,190,957
CMO IO Series 4083 Class CS
12/15/38	6.476%	12,988,128	1,962,858
CMO IO Series 4094 Class SY
08/15/42	5.906%	12,805,559	2,519,477
CMO IO Series 4174 Class SB
05/15/39	6.026%	20,898,054	3,286,528
CMO IO Series 4175 Class ES
06/15/38	5.976%	10,711,410	1,586,423
CMO IO Series 4183 Class AS
04/15/39	5.976%	9,765,179	1,452,604
CMO IO Series 4223 Class DS
12/15/38	5.926%	6,610,016	1,112,805
CMO IO Series 4286 Class NS
12/15/43	5.726%	8,593,816	2,201,896

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 266 Class IO
07/15/42	4.000%	$12,003,962	$3,294,814
CMO IO Series 267 Class IO
08/15/42	4.000%	10,551,429	2,940,851
CMO IO Series 304 Class C69
12/15/42	4.000%	15,435,084	3,270,995
CMO IO Series 329 Class C5
06/15/43	3.500%	12,908,737	2,449,459
CMO IO Series 4098 Class AI
05/15/39	3.500%	15,082,931	2,520,916
CMO IO Series 4120 Class AI
11/15/39	3.500%	8,377,728	864,113
CMO IO Series 4121 Class IA
01/15/41	3.500%	7,725,440	1,535,143
CMO IO Series 4121 Class MI
10/15/42	4.000%	9,664,350	2,361,337
CMO IO Series 4122 Class JI
12/15/40	4.000%	12,127,144	1,726,086
CMO IO Series 4139 Class CI
05/15/42	3.500%	4,855,303	632,623
CMO IO Series 4147 Class CI
01/15/41	3.500%	17,474,026	2,403,519
CMO IO Series 4148 Class BI
02/15/41	4.000%	6,422,008	729,527
CMO IO Series 4177 Class IY
03/15/43	4.000%	21,539,076	4,845,338
CMO IO Series 4182 Class DI
05/15/39	3.500%	28,678,470	4,196,234
CMO IO Series 4213 Class DI
06/15/38	3.500%	21,492,806	2,720,183
Federal National Mortgage Association (b)
07/01/15- 12/01/37	5.000%	32,568,712	36,423,445
11/01/16- 11/01/37	5.500%	17,105,543	19,161,302
06/01/17	7.000%	21,542	22,441
08/01/22- 04/01/33	6.000%	39,910	46,267
03/01/27- 03/01/28	2.500%	39,711,627	40,877,098
03/01/27- 12/01/44	3.500%	182,479,586	192,923,122
05/01/27- 05/01/43	3.000%	159,773,219	165,397,316
07/01/39- 11/01/41	4.500%	113,342,186	125,280,227
11/01/41- 07/01/44	4.000%	175,099,501	189,732,988
CMO Series 1988-4 Class Z
03/25/18	9.250%	3,997	4,262
Federal National Mortgage Association (b)(c)
02/01/33	1.757%	84,083	89,097
07/01/33	1.787%	4,085	4,122
12/01/33	2.277%	8,302	8,805
06/01/34	2.213%	274,617	292,896
07/01/36	2.407%	112,447	118,600
CMO Series 2003-W11 Class A1
06/25/33	3.464%	2,720	2,851

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.926%	$2,561,394	$174,364
CMO IO Series 2006-5 Class N1
08/25/34	1.915%	11,588,644	345,048
CMO IO Series 2006-5 Class N2
02/25/35	1.952%	13,046,556	619,863
CMO IO Series 2012-80 Class DS
06/25/39	6.476%	5,843,762	942,125
CMO IO Series 2012-87 Class BS
03/25/39	5.876%	22,887,695	3,341,141
CMO IO Series 2012-97 Class SB
09/25/42	5.826%	9,087,639	1,813,457
CMO IO Series 2012-99 Class QS
09/25/42	6.426%	12,159,986	3,649,828
CMO IO Series 2012-99 Class SL
09/25/42	6.446%	19,747,152	3,164,679
CMO IO Series 2013-124 Class SB
12/25/43	5.776%	12,254,821	3,175,887
CMO IO Series 2013-13 Class SA
03/25/43	5.976%	15,702,083	3,748,282
CMO IO Series 2013-54 Class BS
06/25/43	5.976%	9,080,693	2,329,571
Federal National Mortgage Association (b)(d)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	11,415,711	2,066,422
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	26,327,190	3,569,664
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	16,760,219	1,946,158
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	12,350,819	1,561,048
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,242,392	658,041
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	20,665,014	2,812,789
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,357,564	612,720
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	21,983,674	2,724,072
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	11,103,981	1,485,256
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,665,281	762,947
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	15,069,989	1,969,455
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	19,478,123	2,648,253
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	12,269,408	2,338,190
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	27,958,885	3,469,287
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	14,187,576	1,851,687
Federal National Mortgage Association (b)(e)
04/20/30- 04/14/45	3.000%	74,500,000	77,085,391
04/20/30- 04/14/45	3.500%	146,250,000	154,402,422

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

04/14/45	4.000%	$56,000,000	$59,876,253
04/14/45	4.500%	76,000,000	82,911,265
04/14/45	5.000%	25,000,000	27,798,827
Federal National Mortgage Association (b)(f)
05/01/39	4.500%	8,887,846	9,936,852
Government National Mortgage Association (b)
05/15/16- 11/20/41	6.000%	13,639,063	15,660,196
03/15/18	7.000%	150,217	157,827
07/15/40- 07/20/41	4.500%	34,805,279	38,240,014
08/20/40	5.000%	13,186,455	14,793,621
Government National Mortgage Association (b)(d)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	7,560,811	1,342,304
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	10,449,472	1,361,191
Government National Mortgage Association (b)(e)
04/22/45	3.000%	65,000,000	66,928,400
04/22/45	3.500%	82,000,000	86,282,581

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,810,529,896)			$1,820,179,233

Residential Mortgage-Backed Securities - Non-Agency 12.8%

AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(g)
08/25/54	3.850%	7,776,014	7,776,014
ASG Resecuritization Trust (b)(c)(g)
CMO Series 2013-2 Class 1A60
12/28/35	2.665%	3,240,422	3,204,802
CMO Series 2013-2 Class 2A70
11/28/35	2.387%	2,574,053	2,503,792
American Mortgage Trust Series 2093-3 Class 3A (b)(c)(h)(i)
07/27/23	8.188%	899	545
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(g)
05/25/47	4.000%	7,545,919	7,820,847
BCAP LLC Trust (b)(c)(g)
07/26/36	2.629%	3,156,604	3,149,299
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	3,291,383	3,369,053
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	7,879,221	7,731,010
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	8,261,137	8,408,359
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	7,145,806	7,240,666
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	6,538,325	6,609,554
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	10,046,411	10,018,110

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2013-RR3 Class 6A5
03/26/36	2.475%	$8,072,808	$7,912,167
CMO Series 2013-RR4 Class 2A1
05/26/47	2.731%	6,752,434	6,764,271
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,884,647	2,863,087
CMO Series 2014-RR3 Class 3A1
07/26/36	0.312%	2,793,023	2,647,443
Series 2012-RR10 Class 2A1
09/26/36	2.623%	4,255,646	4,286,206
Series 2013-RR1 Class 10A1
10/26/36	3.000%	4,638,907	4,663,697
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(c)(g)
05/15/48	2.600%	231,807	231,789
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(c)(g)
02/25/57	3.743%	7,000,000	6,732,795
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2010-7 Class 3A4
12/25/35	5.958%	300,000	317,008
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	4,642,268	4,662,582
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	3,293,000	3,292,371
CMO Series 2013-5 Class 3A1
08/25/37	2.563%	6,203,260	6,251,291
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,622,421	3,544,734
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	5,797,067	5,909,234
CMO Series 2014-A Class B2
01/25/35	5.432%	3,177,811	3,275,901
Citigroup Mortgage Loan Trust, Inc. (b)(g)
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	8,297,987	8,100,492
Comfed Savings Bank CMO Series 1987-1 Class A (b)(c)(h)
01/25/18	3.538%	1,621	1,650
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	2.610%	2,302,473	2,278,061
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
04/27/37	5.755%	3,124,921	3,240,153
CMO Series 2013-7R Class 3A1
02/26/35	2.762%	6,304,723	6,141,986
CMO Series 2014-RPL4 Class A2
08/25/62	3.756%	4,000,000	3,763,455
Series 2014-2R Class 17A1
04/27/37	2.500%	1,941,803	1,938,630
Credit Suisse Mortgage Capital Certificates (b)(g)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,704,694
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	8,722,000	8,737,656
Credit Suisse Securities (USA) LLC (b)(c)(g)
02/25/54	3.075%	12,136,046	12,080,826

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse Securities (USA) LLC (b)(g)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	$5,944,938	$5,788,977
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,650,000	5,657,628
GCAT Series 2013-RP1 Class A1 (b)(c)(g)
06/25/18	3.500%	4,211,329	4,204,596
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(c)(g)
11/26/36	0.331%	3,680,816	3,445,695
Jefferies Resecuritization Trust Series 2014-R1 Class 1A1 (b)(g)
12/27/37	4.000%	2,283,991	2,283,350
NRPL Trust (b)(c)(g)
Series 2013-1A Class A
08/25/57	4.000%	9,079,006	9,033,611
Series 2014-1A Class A1
05/25/48	3.250%	4,749,271	4,749,271
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(d)(g)
01/25/54	2.240%	72,593,909	5,081,066
Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1 (b)(c)(g)
05/26/36	2.057%	2,476,698	2,433,686
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2012-1 Class 5A2
12/27/35	5.179%	4,100,000	3,566,263
CMO Series 2012-6 Class 3A1
04/26/36	0.341%	3,444,201	3,391,208

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $231,425,511)			$233,809,581

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K001 Class A2 (b)(c)
04/25/16	5.651%	920,214	957,748
Federal National Mortgage Association (b)
10/01/19	4.420%	540,366	598,225
10/01/19	4.430%	1,327,853	1,470,708
01/01/20	4.570%	138,980	155,251
01/01/20	4.600%	232,235	259,748
07/01/23	2.850%	17,488,638	18,149,568
05/01/24	5.030%	431,599	515,574
Government National Mortgage Association (b)
Series 2011-109 Class A
07/16/32	2.450%	1,421,288	1,424,167
Series 2012-1 Class AB
09/16/33	1.999%	2,126,513	2,133,507
Series 2012-2 Class A
06/16/31	1.862%	2,689,436	2,706,627

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2012-55 Class A
08/16/33	1.704%	$4,088,890	$4,104,261

Total Commercial Mortgage-Backed Securities - Agency (Cost: $30,647,535)			$32,475,384

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

American Homes 4 Rent Trust Series 2014-SFR2 Class D (b)(g)
10/17/36	5.149%	3,000,000	3,240,641
American Homes 4 Rent (b)(c)(g)
Series 2014-SFR1 Class E
06/17/31	2.750%	9,500,000	9,260,796
American Homes 4 Rent (b)(g)
Series 2015-SFR1 Class E
04/17/52	5.639%	2,750,000	2,828,359
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,539,937
Aventura Mall Trust Series 2013-AVM Class E (b)(c)(g)
12/05/32	3.743%	7,600,000	7,596,983
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)(g)
07/05/33	4.691%	6,500,000	6,699,959
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)(g)
09/15/26	3.676%	7,015,000	7,034,151
Banc of America Merrill Lynch Re-Remic Trust (b)(c)(e)(g)(i)
Series 2015-FR11 Class A705
09/27/44	0.000%	3,000,000	2,738,203
Banc of America Merrill Lynch Re-Remic Trust (b)(c)(g)
Series 2014-FRR7 Class A
10/26/44	2.421%	5,000,000	4,923,370
Series 2014-FRR7 Class B
10/26/44	2.421%	2,510,000	2,387,509
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX (b)(c)
12/11/49	5.366%	5,000,000	5,229,915
Commercial Mortgage Trust Series 2013-RIA4 Class A (b)(c)(g)
11/27/28	6.000%	4,872,706	4,931,437
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)(c)
08/10/45	5.796%	15,364,064	15,753,251
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (b)(g)
02/15/46	4.717%	175,000	197,745
ORES NPL LLC (b)(g)
Series 2013-LV2 Class A
09/25/25	3.081%	3,386,039	3,384,989

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2014-LV3 Class A
03/27/24	3.000%	$5,806,143	$5,806,143
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,400,000
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(g)
09/15/24	2.750%	4,251,369	4,251,144
Rialto Real Estate Fund LP Series 2013-LT3 Class A (b)(g)
06/20/28	2.500%	420,587	420,587
VFC LLC (b)(g)
Series 2014-2 Class A
07/20/30	2.750%	4,298,369	4,298,474
Series 2015-3 Class B
12/20/31	4.750%	3,000,000	3,001,787
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (b)(c)
10/15/44	5.272%	24,539	24,717

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $99,820,719)			$100,950,097

Asset-Backed Securities - Agency —%

Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	32,345	34,874

Total Asset-Backed Securities - Agency (Cost: $32,345)			$34,874

Asset-Backed Securities - Non-Agency 6.6%

A Voce CLO Ltd. Series 2014-1A Class C (c)(g)
07/15/26	3.753%	3,000,000	2,829,981
ARES CLO Ltd. Series 2014-1A Class B (c)(g)
04/17/26	3.057%	3,750,000	3,673,072
Access Group, Inc. Series 2007A Class A2 (c)
08/25/26	0.392%	575,629	573,021
American Credit Acceptance Receivables Trust Series 2012-3 Class A (g)
11/15/16	1.640%	152,265	152,388
Apidos CDO XVII Series 2014-17A Class A2A (c)(g)
04/17/26	2.307%	7,500,000	7,453,807
Carlyle Global Market Strategies CLO (c)(g)
Series 2013-1A Class B
02/14/25	3.357%	3,600,000	3,600,144
Series 2014-3A Class C1
07/27/26	3.956%	1,500,000	1,466,472

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Dryden Senior Loan Fund Series 2014-33A Class C (c)(g)
07/15/26	3.097%	$11,550,000	$11,390,529
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (c)
01/25/36	0.514%	635,764	633,325
GCAT LLC Series 2014-2 Class A1 (c)(g)
10/25/19	3.721%	5,736,912	5,723,574
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (c)(g)
04/25/25	2.006%	9,000,000	8,841,510
HLSS Servicer Advance Receivables Trust Series 2013-T1 Class A3 (g)
01/15/48	2.289%	9,500,000	9,339,450
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (c)(g)(i)
04/20/26	2.502%	10,000,000	10,000,000
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (c)(g)
07/06/38	2.654%	775,935	775,935
New York Mortgage Trust Residential LLC (c)(g)
Series 2013-RP1A Class A
07/25/18	4.250%	8,581,116	8,724,356
Series 2013-RP2A Class A
09/25/18	4.600%	4,797,869	4,866,542
Nomad CLO Ltd. Series 2013-1A Class B (c)(g)
01/15/25	3.203%	6,000,000	5,877,888
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (c)(g)
04/20/25	1.907%	5,000,000	4,900,325
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (c)(g)
01/25/55	3.475%	2,500,000	2,499,825
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (c)
07/01/21	0.774%	524,916	525,439
SLM Private Education Loan Trust Series 2012-A Class A1 (c)(g)
08/15/25	1.575%	878,459	886,121
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (c)
06/25/36	0.624%	466,356	466,630
Symphony CLO Ltd. Series 2014-14A Class D2 (c)(g)
07/14/26	3.853%	7,500,000	7,281,847
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (c)(g)
06/25/54	3.125%	3,544,833	3,540,746

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Vericrest Opportunity Loan Transferee (c)(g)
Series 2014-3A Class A1
05/26/54	3.250%	$1,281,836	$1,282,112
Series 2015-NPL4 Class A1
02/25/55	3.500%	12,013,596	12,007,036
Westgate Resorts LLC Series 2013-1A Class B (g)
08/20/25	3.750%	1,191,846	1,199,252

Total Asset-Backed Securities - Non-Agency (Cost: $120,426,302)			$120,511,327

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.3%

OTC 3-Year Interest Rate Swap(j)
	300,000,000	2.25	11/02/15	$376,710
OTC 5-Year Interest Rate Swap (j)
	256,000,000	2.50	10/30/15	686,848
	100,000,000	4.00	08/17/17	533,500
	300,000,000	3.25	08/18/17	3,392,070

Total Options Purchased Puts (Cost: $16,094,900)				$4,989,128

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 0.8%

Tri-Party TD Securities (USA) LLC dated 03/31/15, matures 04/01/15 repurchase price $15,000,050 (collateralized by U.S. Treasury Securities - total market value $15,300,001)
	0.120%	15,000,000	$15,000,000

Total Repurchase Agreements (Cost: $15,000,000)			$15,000,000

	Shares	Value

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.123% (k)(l)	49,505,103	$49,505,103

Total Money Market Funds (Cost: $49,505,103)		$49,505,103

Total Investments
(Cost: $2,373,482,311) (m)		$2,377,454,727(n)
Other Assets & Liabilities, Net		(554,946,030)
Net Assets		$1,822,508,697

Investments in Derivatives Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $3,974,741 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	550	USD	66,116,017	06/2015	650,306	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE(CBT)	(1,373)	USD	(176,988,281)	06/2015	—	(1,251,441)
US 10YR NOTE(CBT)	(441)	USD	(56,847,656)	06/2015	13,098	—
US 2YR NOTE (CBT)	(20)	USD	(4,383,125)	06/2015	—	(15,640)
Total			(238,219,062)		13,098	(1,267,081)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/14/45 3.500%	19,000,000	04/14/15	19,700,625	19,912,521

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $429,784,451 or 23.58% of net assets.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $2,195, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	865
Comfed Savings Bank
CMO Series 1987-1 Class A
01/25/18 3.538%	05-07-2007	1,596

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $12,738,748, which represents 0.70% of net assets.

(j)	Purchased swaption contracts outstanding at March 31, 2015:

At March 31, 2015, cash totaling $5,614,000 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	100,000,000	2,202,500	533,500
OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	300,000,000	2,847,000	376,710
OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	300,000,000	7,935,000	3,392,070
OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/03/2020	256,000,000	3,110,400	686,848
Total							16,094,900	4,989,128

(k)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	74,050,196	237,756,118	(262,301,211)	49,505,103	15,892	49,505,103

(m)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $2,373,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,257,000
Unrealized Depreciation	(29,284,000)
Net Unrealized Appreciation	$3,973,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,820,179,233	—	1,820,179,233
Residential Mortgage-Backed Securities - Non-Agency	—	198,771,665	35,037,916	233,809,581
Commercial Mortgage-Backed Securities - Agency	—	32,475,384	—	32,475,384
Commercial Mortgage-Backed Securities - Non-Agency	—	94,406,318	6,543,779	100,950,097
Asset-Backed Securities - Agency	—	34,874	—	34,874
Asset-Backed Securities - Non-Agency	—	109,735,392	10,775,935	120,511,327
Total Bonds	—	2,255,602,866	52,357,630	2,307,960,496
Short-Term Securities
Repurchase Agreements	—	15,000,000	—	15,000,000
Total Short-Term Securities	—	15,000,000	—	15,000,000
Other
Options Purchased Puts	—	4,989,128	—	4,989,128
Total Other	—	4,989,128	—	4,989,128
Mutual Funds
Money Market Funds	49,505,103	—	—	49,505,103
Total Mutual Funds	49,505,103	—	—	49,505,103
Investments in Securities	49,505,103	2,275,591,994	52,357,630	2,377,454,727
Forward Sale Commitments Liability	—	(19,912,521)	—	(19,912,521)
Derivatives
Assets
Futures Contracts	663,404	—	—	663,404
Liabilities
Futures Contracts	(1,267,081)	—	—	(1,267,081)
Total	48,901,426	2,255,679,473	52,357,630	2,356,938,529

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of December 31, 2014	48,955,928	779,164	13,011,278	62,746,370
Increase (decrease) in accrued discounts/premiums	(17,450)	—	—	(17,450)
Realized gain (loss)	—	—	29,092	29,092
Change in unrealized appreciation (depreciation)(a)	56,547	(1,050)	(29,091)	26,406
Sales	(1,475,682)	(1,411,675)	(1,163,628)	(4,050,985)
Purchases	—	2,738,203	10,000,000	12,738,203
Transfers into Level 3	—	4,439,137	—	4,439,137
Transfers out of Level 3	(12,481,427)	—	(11,071,716)	(23,553,143)
Balance as of March 31, 2015	35,037,916	6,543,779	10,775,935	52,357,630

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $26,406, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $56,547, Commercial Mortgage-Backed Securities — Non-Agency of $(1,050) and Asset-Backed Securities — Non-Agency of $(29,091).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 82.2%
Global Real Estate 0.8%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,286,936	$26,802,890

International 21.3%

Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,816,195	77,396,264
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,849,888	62,418,066
Variable Portfolio – DFA International Value Fund, Class 1 (a)	16,000,805	166,088,355
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	16,677,307	214,803,719
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	596,766	5,209,765
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	11,920,159	136,843,423
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	3,558,457	37,328,210
Total		700,087,802
U.S. Large Cap 51.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	13,210,170	216,646,784
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	8,723,932	172,646,612
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	6,069,666	76,841,969
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	4,620,634	168,837,982
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,368,038	78,493,641
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	6,330,669	122,625,068
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	7,303,724	141,107,944
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	10,713,251	202,373,305
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	9,820,561	180,600,119
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	8,746,395	176,239,865
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	10,386,852	162,138,756
Total		1,698,552,045

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 4.7%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	152,634	$3,162,577
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,778,735	33,262,342
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	2,514,030	50,456,588
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	3,403,604	66,812,741
Total		153,694,248
U.S. Small Cap 3.8%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,603,079	31,324,167
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	1,416,056	27,825,496
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	2,794,587	64,666,743
Total		123,816,406
Total Equity Funds (Cost: $1,866,067,063)		$2,702,953,391

Fixed-Income Funds 15.7%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	541,887	4,887,816
Floating Rate 0.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,826,532	17,735,629
Global Bond 0.4%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	1,199,727	12,465,160
High Yield 1.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	3,646,282	33,983,348
Inflation Protected Securities 0.7%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	2,276,641	22,242,785
Investment Grade 11.4%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	1,274,377	12,960,413

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	7,296,276	$76,027,197
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	4,177,004	42,772,523
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,487,969	26,795,431
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	5,766,516	64,815,637
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	4,122,673	45,844,122
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	5,835,160	61,911,049
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	4,284,395	43,872,205
Total		374,998,577

Multisector 1.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	5,709,591	50,872,451
Total Fixed-Income Funds (Cost: $506,636,061)		$517,185,766

	Shares	Value

Alternative Investment Funds 2.1%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	1,025,734	$7,067,310
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	912,129	9,075,683
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	4,009,704	47,514,993
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1 (a)(b)	741,175	5,002,929
Total Alternative Investment Funds (Cost: $66,747,067)		$68,660,915

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	993	993
Total Money Market Funds (Cost: $993)		$993
Total Investments
(Cost: $2,439,451,184)		$3,288,801,065(d)
Other Assets & Liabilities, Net		(60,867)
Net Assets		$3,288,740,198

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	993	—	—	—	993	—	—	993
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	10,658,139	—	(552,836)	(200,321)	9,904,982	—	—	7,067,310
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	155,710,957	1,427,080	—	—	157,138,037	—	—	216,646,784
Columbia Variable Portfolio – Core Bond Fund, Class 1	13,792,426	—	(1,658,510)	75,558	12,209,474	—	—	12,960,413
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	76,717,327	237,847	(1,658,510)	(80,416)	75,216,248	—	—	76,027,197
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	101,543,313	—	(1,105,673)	500,595	100,938,235	—	—	172,646,612
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	6,232,355	81,619	(552,836)	(107,485)	5,653,653	—	81,619	4,887,816
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	70,400,631	—	—	—	70,400,631	—	—	77,396,264

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Global Bond Fund, Class 1	15,321,971	—	(1,105,673)	(171,597)	14,044,701	—	—	12,465,160
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	32,298,074	—	(1,658,511)	(27,305)	30,612,258	—	—	33,983,348
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	55,085,884	—	(2,764,184)	849,867	53,171,567	—	—	76,841,969
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	136,855,683	1,427,081	—	—	138,282,764	—	—	168,837,982
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	46,864,480	—	(3,317,021)	(43,306)	43,504,153	—	—	42,772,523
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	3,910,527	—	(1,658,510)	373,110	2,625,127	—	—	3,162,577
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	20,896,667	—	(2,211,347)	1,160,272	19,845,592	—	—	33,262,342
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	9,131,253	—	—	—	9,131,253	—	—	9,075,683
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	46,729,560	—	—	—	46,729,560	—	—	78,493,641
Columbia Variable Portfolio – Strategic Income Fund, Class 1	52,525,776	237,847	(1,658,511)	15,551	51,120,663	—	—	50,872,451
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	26,916,186	237,847	(1,658,510)	77,176	25,572,699	—	—	26,795,431
Variable Portfolio – American Century Diversified Bond Fund, Class 1	61,853,255	237,847	—	—	62,091,102	—	—	64,815,637
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	41,746,819	—	(1,105,673)	135,662	40,776,808	—	—	47,514,993
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	23,460,734	—	(2,764,183)	173,034	20,869,585	—	—	22,242,785
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	54,534,984	269,503	(1,105,673)	231,799	53,930,613	—	269,503	62,418,066
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	19,879,182	—	(2,764,183)	1,398,993	18,513,992	—	—	31,324,167
Variable Portfolio – DFA International Value Fund, Class 1	158,897,208	1,122,990	—	—	160,020,198	—	647,297	166,088,355
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	19,727,662	—	(1,658,509)	(117,920)	17,951,233	—	—	17,735,629
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	6,934,024	—	—	—	6,934,024	—	—	5,002,929
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	69,607,861	—	(2,764,183)	1,332,157	68,175,835	—	—	122,625,068
Variable Portfolio – Invesco International Growth Fund, Class 1	179,393,520	909,102	—	—	180,302,622	—	433,408	214,803,719
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	45,236,779	237,847	(1,658,511)	69,759	43,885,874	—	—	45,844,122
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	27,379,600	—	(2,764,183)	1,394,440	26,009,857	—	—	50,456,588
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	70,599,100	—	—	—	70,599,100	—	—	141,107,944
Variable Portfolio – MFS Value Fund, Class 1	113,034,654	—	(2,764,183)	1,411,631	111,682,102	—	—	202,373,305
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	10,292,514	1,590,211	(5,220,674)	138,067	6,800,118	1,501,040	89,171	5,209,765
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	27,254,618	—	(1,105,673)	16,340	26,165,285	—	—	26,802,890
Variable Portfolio – NFJ Dividend Value Fund, Class 1	99,894,104	—	(1,105,673)	548,318	99,336,749	—	—	180,600,119
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	100,484,206	—	(1,105,673)	586,530	99,965,063	—	—	176,239,865

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	17,452,992	—	(2,211,346)	1,067,844	16,309,490	—	—	27,825,496
Variable Portfolio – Partners Small Cap Value Fund, Class 1	42,481,387	—	(4,975,530)	2,226,751	39,732,608	—	—	64,666,743
Variable Portfolio – Pyramis® International Equity Fund, Class 1	118,367,953	5,635,215	—	—	124,003,168	—	1,044,522	136,843,423
Variable Portfolio – Pyrford International Equity Fund, Class 1	36,286,554	258,166	—	—	36,544,720	—	258,166	37,328,210
Variable Portfolio – Sit Dividend Growth Fund, Class 1	105,841,436	475,694	—	—	106,317,130	—	—	162,138,756
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	60,268,532	—	—	—	60,268,532	—	—	61,911,049
Variable Portfolio – Victory Established Value Fund, Class 1	33,850,927	—	(2,764,183)	1,440,156	32,526,900	—	—	66,812,741
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	43,635,886	—	—	—	43,635,886	—	—	43,872,205
Total	2,469,988,693	14,385,896	(59,398,665)	14,475,260	2,439,451,184	1,501,040	2,823,686	3,288,801,065

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,702,953,391	—	—	2,702,953,391
Fixed-Income Funds	517,185,766	—	—	517,185,766
Alternative Investment Funds	68,660,915	—	—	68,660,915
Money Market Funds	993	—	—	993
Total Mutual Funds	3,288,801,065	—	—	3,288,801,065

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 36.1%

Aerospace & Defense 0.2%

Bombardier, Inc. (b)
03/15/22	5.750%		$800,000	$754,000
Lockheed Martin Corp.
03/01/45	3.800%		870,000	864,825
Oshkosh Corp.
03/01/22	5.375%		4,260,000	4,419,750
Raytheon Co.
12/15/22	2.500%		1,290,000	1,286,462
Total				7,325,037

Airlines 0.1%

United Airlines, Inc. Pass-Through Trust
03/03/24	4.625%		3,000,000	3,037,500

Apartment REIT 0.1%

Essex Portfolio LP
08/15/22	3.625%		1,590,000	1,638,837
01/15/23	3.375%		637,000	644,006
05/01/23	3.250%		1,045,000	1,043,569
Total				3,326,412

Automotive 1.0%

Daimler Finance North America LLC (b)
07/31/15	1.300%		1,000,000	1,002,660
09/15/16	2.625%		2,480,000	2,534,508
Ford Motor Co.
01/15/43	4.750%		800,000	874,698
Ford Motor Credit Co. LLC
09/15/15	5.625%		1,340,000	1,368,029
05/15/18	5.000%		4,590,000	5,005,244
01/15/20	8.125%		1,600,000	1,999,208
08/02/21	5.875%		3,070,000	3,614,010
General Motors Co.
04/01/35	5.000%		2,240,000	2,390,174
General Motors Financial Co., Inc.
05/15/18	3.250%		2,000,000	2,037,500
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%		1,540,000	1,582,350
03/15/20	3.500%		2,000,000	1,992,304
Schaeffler Finance BV (b)
02/15/17	7.750%		2,160,000	2,408,400
05/15/21	4.250%		2,080,000	2,069,600
Tenneco, Inc.
12/15/20	6.875%		2,610,000	2,766,600
Total				31,645,285

Banking 8.9%

ABN AMRO Bank NV
07/06/22	7.125%	EUR	2,900,000	4,219,424
Akbank TAS (b)
01/24/20	4.000%		2,600,000	2,536,079

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Ally Financial, Inc.
01/30/17	2.750%		$4,500,000	$4,483,395
American Express Centurion Bank
09/13/17	6.000%		1,500,000	1,664,535
American Express Credit Corp.
07/29/16	1.300%		1,730,000	1,739,939
BB&T Corp.
06/19/18	2.050%		1,010,000	1,023,916
10/30/26	3.800%		1,150,000	1,212,415
BNP Paribas SA (c)
10/14/27	2.625%	EUR	1,500,000	1,669,375
12/31/49	5.945%	GBP	2,400,000	3,629,227
BPCE SA (b)
07/21/24	5.150%		2,050,000	2,190,411
Bank of America Corp.
07/12/16	3.750%		1,807,000	1,862,567
08/01/16	6.500%		3,450,000	3,682,009
07/01/20	5.625%		2,670,000	3,066,882
01/24/22	5.700%		6,910,000	8,079,441
08/26/24	4.200%		3,620,000	3,745,129
Bank of America NA
03/15/17	5.300%		4,145,000	4,426,827
10/15/36	6.000%		1,570,000	2,018,072
Bank of Nova Scotia (The)
01/12/17	2.550%		1,180,000	1,211,540
Barclays Bank PLC
10/14/20	5.140%		1,030,000	1,144,346
05/15/24	3.750%		1,000,000	1,052,901
Barclays Bank PLC (c)
01/16/23	6.750%	GBP	3,400,000	5,594,877
Capital One Bank USA NA
06/05/19	2.300%		1,490,000	1,491,649
02/15/23	3.375%		2,770,000	2,805,448
Capital One Financial Corp.
11/06/15	1.000%		990,000	991,193
02/05/25	3.200%		2,340,000	2,320,573
Citigroup, Inc.
01/10/17	4.450%		5,140,000	5,417,298
02/15/17	5.500%		1,840,000	1,973,192
05/01/18	1.750%		7,000,000	6,987,736
04/08/19	2.550%		2,200,000	2,242,794
01/14/22	4.500%		4,200,000	4,620,218
06/16/24	3.750%		1,820,000	1,902,195
10/31/33	6.000%		600,000	709,225
05/06/44	5.300%		1,220,000	1,371,319
Commerzbank AG
03/22/19	6.375%	EUR	3,600,000	4,505,922
Commerzbank AG (b)
09/19/23	8.125%		2,250,000	2,677,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
02/08/22	3.875%		2,190,000	2,356,850
11/09/22	3.950%		1,000,000	1,035,202
Corpbanca SA (b)
09/22/19	3.875%		1,450,000	1,450,467

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Credit Agricole SA
12/18/23	7.375%	GBP	$3,100,000	$5,983,574
Danske Bank A/S (c)
05/19/26	2.750%	EUR	4,500,000	5,124,289
Deutsche Bank AG
02/17/25	2.750%	EUR	3,000,000	3,310,611
Deutsche Bank AG (c)
05/24/28	4.296%		980,000	966,535
Discover Bank
02/21/18	2.000%		1,950,000	1,952,219
Fifth Third Bancorp
01/16/24	4.300%		1,210,000	1,293,300
Fifth Third Bank
10/01/21	2.875%		2,230,000	2,256,838
Goldman Sachs Group, Inc. (The)
08/01/15	3.700%		1,570,000	1,585,402
09/01/17	6.250%		5,400,000	5,988,244
01/22/18	2.375%		3,540,000	3,612,326
07/19/18	2.900%		1,400,000	1,445,195
03/15/20	5.375%		4,300,000	4,879,451
01/24/22	5.750%		3,100,000	3,618,810
03/03/24	4.000%		2,870,000	3,033,165
01/23/25	3.500%		1,640,000	1,665,345
10/01/37	6.750%		2,250,000	2,954,369
07/08/44	4.800%		1,290,000	1,433,532
HBOS PLC (b)
05/21/18	6.750%		2,280,000	2,550,942
HSBC Bank PLC
07/07/23	6.500%	GBP	1,500,000	2,719,310
HSBC Bank USA NA
11/01/34	5.875%		820,000	1,032,642
HSBC Holdings PLC
06/10/19	6.000%	EUR	3,100,000	3,985,255
ING Bank NV (b)
09/25/15	2.000%		840,000	845,372
ING Bank NV (c)
02/25/26	3.625%	EUR	4,900,000	5,816,695
Intesa Sanpaolo SpA (b)
06/26/24	5.017%		3,390,000	3,469,631
JPMorgan Chase & Co.
03/01/16	3.450%		1,090,000	1,114,732
07/05/16	3.150%		5,000,000	5,129,775
10/02/17	6.400%		900,000	1,004,079
01/15/18	6.000%		1,085,000	1,213,612
05/10/21	4.625%		5,350,000	5,976,062
09/23/22	3.250%		3,280,000	3,354,482
09/10/24	3.875%		3,320,000	3,405,955
01/23/25	3.125%		4,000,000	4,011,732
JPMorgan Chase Bank NA
06/13/16	5.875%		4,270,000	4,508,070
KeyCorp
12/13/18	2.300%		2,390,000	2,428,419

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Lloyds Bank PLC
04/22/25	7.625%	GBP	$3,100,000	$6,097,931
Morgan Stanley
04/01/18	6.625%		4,570,000	5,197,699
09/23/19	5.625%		5,390,000	6,140,816
01/27/20	2.650%		840,000	851,694
10/23/24	3.700%		2,710,000	2,825,397
11/24/25	5.000%		6,760,000	7,467,468
Nationwide Building Society
07/22/20	6.750%	EUR	3,000,000	4,073,827
Northern Trust Co. (The)
08/15/18	6.500%		1,090,000	1,261,278
PNC Bank NA
12/07/17	6.000%		2,700,000	3,007,722
07/25/23	3.800%		1,750,000	1,855,654
Rabobank Nederland NV
11/09/20	3.750%	EUR	1,500,000	1,818,630
09/14/22	4.125%	EUR	3,000,000	3,796,654
Regions Bank
05/15/18	7.500%		250,000	290,583
06/26/37	6.450%		1,600,000	2,012,146
Royal Bank of Scotland Group PLC
12/15/22	6.125%		2,310,000	2,601,282
Royal Bank of Scotland PLC (The)
03/16/16	4.375%		1,600,000	1,650,736
04/09/18	6.934%	EUR	1,500,000	1,851,504
Standard Chartered PLC
11/23/22	3.625%	EUR	4,500,000	5,344,282
Standard Chartered PLC (b)
01/11/23	3.950%		1,200,000	1,203,644
SunTrust Banks, Inc.
04/15/16	3.600%		300,000	307,501
U.S. Bancorp
02/01/16	3.442%		1,190,000	1,213,871
03/15/22	3.000%		960,000	994,460
07/15/22	2.950%		630,000	640,877
UBS AG
12/20/17	5.875%		2,406,000	2,670,819
US Bank NA
01/27/25	2.800%		1,660,000	1,658,659
Wells Fargo & Co.
05/08/17	2.100%		3,460,000	3,534,701
04/01/21	4.600%		1,350,000	1,515,345
08/15/23	4.125%		1,300,000	1,387,615
02/19/25	3.000%		3,000,000	3,012,900
01/15/44	5.606%		1,981,000	2,398,793
11/04/44	4.650%		740,000	793,671
Wells Fargo & Co. (c)
06/15/16	3.676%		1,430,000	1,480,698
Total				289,740,915

Brokerage/Asset Managers/Exchanges —%

Jefferies Group LLC
04/13/18	5.125%		1,300,000	1,366,698

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Building Materials 0.1%

Owens Corning
12/15/22	4.200%	$1,700,000	$1,774,047

Cable and Satellite 1.2%

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	4,500,000	4,601,250
Comcast Corp.
03/15/16	5.900%	2,400,000	2,517,660
11/15/35	6.500%	178,000	241,941
05/15/38	6.400%	2,710,000	3,659,690
03/01/44	4.750%	2,308,000	2,655,732
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,600,000	2,893,930
04/01/24	4.450%	1,150,000	1,228,190
DISH DBS Corp.
02/01/16	7.125%	2,510,000	2,607,262
07/15/17	4.625%	2,040,000	2,093,550
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,613,734
04/01/21	4.375%	2,080,000	2,317,392
01/15/23	2.875%	1,510,000	1,533,778
Sirius XM Radio, Inc. (b)
07/15/24	6.000%	1,900,000	1,995,000
04/15/25	5.375%	2,000,000	2,010,000
Time Warner Cable, Inc.
07/01/18	6.750%	1,570,000	1,803,897
09/01/41	5.500%	730,000	838,582
09/15/42	4.500%	960,000	984,733
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	2,000,000	2,105,000
Total			40,701,321

Chemicals 0.6%

Ashland, Inc.
08/15/22	4.750%	4,110,000	4,171,650
Dow Chemical Co. (The)
02/15/16	2.500%	1,150,000	1,167,098
11/15/20	4.250%	1,350,000	1,480,905
Eastman Chemical Co.
01/15/20	2.700%	1,870,000	1,897,035
08/15/22	3.600%	1,450,000	1,507,281
Ecolab, Inc.
12/08/16	3.000%	1,120,000	1,154,793
12/08/21	4.350%	2,290,000	2,523,374
LyondellBasell Industries NV
04/15/19	5.000%	2,350,000	2,591,498
02/26/55	4.625%	1,250,000	1,244,697
Mosaic Co. (The)
11/15/23	4.250%	1,440,000	1,535,714
11/15/43	5.625%	1,120,000	1,330,010
Total			20,604,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Construction Machinery 0.4%

Caterpillar Financial Services Corp.
06/01/22	2.850%	$2,000,000	$2,039,068
Deere & Co.
10/16/29	5.375%	850,000	1,045,684
John Deere Capital Corp.
10/15/21	3.150%	2,000,000	2,100,508
United Rentals North America, Inc.
07/15/18	5.750%	3,110,000	3,242,175
07/15/23	4.625%	1,900,000	1,921,375
11/15/24	5.750%	2,000,000	2,065,000
Total			12,413,810

Consumer Cyclical Services —%

Alibaba Group Holding Ltd. (b)
11/28/21	3.125%	1,150,000	1,158,108

Consumer Products 0.2%

Jarden Corp.
05/01/17	7.500%	3,000,000	3,307,500
Spectrum Brands, Inc.
03/15/20	6.750%	4,500,000	4,747,500
Total			8,055,000

Diversified Manufacturing 0.4%

General Electric Co.
12/06/17	5.250%	1,520,000	1,677,904
10/09/22	2.700%	2,240,000	2,278,311
10/09/42	4.125%	1,500,000	1,583,176
Terex Corp.
04/01/20	6.500%	3,000,000	3,120,000
United Technologies Corp.
04/15/40	5.700%	1,420,000	1,818,483
06/01/42	4.500%	1,670,000	1,852,262
Total			12,330,136

Electric 1.6%

AES Corp. (The)
10/15/17	8.000%	16,000	18,500
05/15/23	4.875%	2,000,000	1,950,000
CMS Energy Corp.
06/15/19	8.750%	2,300,000	2,885,771
Calpine Corp.
01/15/23	5.375%	780,000	780,000
01/15/25	5.750%	3,250,000	3,274,375
Calpine Corp. (b)
01/15/24	5.875%	1,500,000	1,620,750
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	749,707
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	1,590,000	1,640,953

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

Constellation Energy Group, Inc.
12/01/20	5.150%	$1,400,000	$1,581,401
Consumers Energy Co.
05/15/22	2.850%	490,000	501,123
08/15/23	3.375%	700,000	741,628
Covanta Holding Corp.
03/01/24	5.875%	3,540,000	3,663,900
DPL, Inc.
10/15/16	6.500%	175,000	183,750
Dominion Resources, Inc.
06/15/18	6.400%	1,880,000	2,150,043
09/15/22	2.750%	1,240,000	1,233,438
08/01/41	4.900%	1,770,000	1,969,091
Dominion Resources, Inc. (c)
06/30/66	7.500%	1,360,000	1,404,200
Duke Energy Corp.
09/15/21	3.550%	1,990,000	2,126,976
Duke Energy Florida, Inc.
09/15/37	6.350%	1,170,000	1,653,728
11/15/42	3.850%	1,240,000	1,287,647
Duke Energy Progress, Inc.
12/01/44	4.150%	1,190,000	1,299,845
Edison International
09/15/17	3.750%	1,200,000	1,270,103
Exelon Generation Co. LLC
06/15/22	4.250%	900,000	949,628
06/15/42	5.600%	760,000	869,652
FirstEnergy Corp.
03/15/18	2.750%	930,000	952,405
03/15/23	4.250%	3,680,000	3,851,856
Georgia Power Co.
03/15/42	4.300%	700,000	757,651
Ipalco Enterprises, Inc.
05/01/18	5.000%	2,521,000	2,672,260
NextEra Energy Capital Holdings, Inc. (c)
09/01/67	7.300%	3,060,000	3,220,650
PacifiCorp
01/15/39	6.000%	1,000,000	1,348,362
Potomac Electric Power Co.
03/15/24	3.600%	1,080,000	1,151,506
Progress Energy, Inc.
04/01/22	3.150%	900,000	927,699
Southern Power Co.
09/15/41	5.150%	500,000	586,195
Xcel Energy, Inc.
09/15/41	4.800%	820,000	950,246
Total			52,225,039

Environmental 0.3%

Clean Harbors, Inc.
08/01/20	5.250%	2,830,000	2,893,675

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Environmental (continued)

Republic Services, Inc.
06/01/22	3.550%	$1,200,000	$1,252,904
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,627,214
06/30/20	4.750%	2,000,000	2,232,406
03/01/45	4.100%	1,300,000	1,328,357
Total			10,334,556

Finance Companies 0.8%

CIT Group, Inc.
08/15/17	4.250%	4,710,000	4,768,875
08/15/22	5.000%	2,930,000	3,006,912
General Electric Capital Corp.
04/27/17	2.300%	620,000	636,134
09/15/17	5.625%	2,565,000	2,836,362
09/16/20	4.375%	6,300,000	6,993,668
02/11/21	5.300%	1,310,000	1,513,218
10/17/21	4.650%	4,930,000	5,579,665
Total			25,334,834

Food and Beverage 0.8%

Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	3,580,000	4,332,466
07/15/22	2.500%	3,240,000	3,196,500
Constellation Brands, Inc.
11/15/19	3.875%	3,500,000	3,605,000
HJ Heinz Co. (b)
02/15/25	4.875%	3,800,000	4,118,250
Kellogg Co.
05/30/16	4.450%	1,000,000	1,041,512
Kraft Foods Group, Inc.
06/04/42	5.000%	1,260,000	1,394,346
Mondelez International, Inc.
02/01/24	4.000%	1,470,000	1,591,998
Pernod Ricard SA (b)
01/15/17	2.950%	1,850,000	1,902,840
Sysco Corp.
10/02/24	3.500%	1,000,000	1,037,714
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,318,633
06/15/22	4.500%	1,571,000	1,733,287
Total			25,272,546

Foreign Agencies —%

CNOOC Nexen Finance ULC
04/30/24	4.250%	1,510,000	1,602,374

Gaming 0.2%

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,078,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care 1.4%

Baxter International, Inc.
06/15/23	3.200%	$800,000	$811,556
Becton Dickinson and Co.
12/15/24	3.734%	2,000,000	2,093,202
CHS/Community Health Systems, Inc.
08/15/18	5.125%	4,030,000	4,155,938
Catholic Health Initiatives
11/01/17	1.600%	495,000	496,800
11/01/22	2.950%	1,425,000	1,417,936
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	4,300,000	4,386,000
Express Scripts Holding Co.
02/15/17	2.650%	3,320,000	3,400,822
06/15/19	7.250%	2,303,000	2,768,720
Fresenius Medical Care US Finance II, Inc. (b)
10/15/20	4.125%	1,000,000	1,016,875
HCA, Inc.
03/15/19	3.750%	6,090,000	6,171,850
10/15/19	4.250%	950,000	976,125
02/01/25	5.375%	100,000	104,875
Medtronic, Inc.
04/01/23	2.750%	1,300,000	1,302,796
Medtronic, Inc. (b)
03/15/20	2.500%	1,200,000	1,226,568
03/15/25	3.500%	1,640,000	1,714,441
03/15/35	4.375%	1,860,000	2,022,644
NYU Hospitals Center
07/01/42	4.428%	1,000,000	1,014,188
Thermo Fisher Scientific, Inc.
08/15/21	3.600%	2,490,000	2,599,069
02/01/24	4.150%	775,000	836,773
02/01/44	5.300%	1,370,000	1,636,370
Universal Health Services, Inc.
06/30/16	7.125%	1,860,000	1,976,250
Universal Health Services, Inc. (b)
08/01/19	3.750%	1,000,000	1,020,000
08/01/22	4.750%	1,600,000	1,682,000
Zimmer Holdings, Inc.
04/01/20	2.700%	1,060,000	1,074,783
Total			45,906,581

Healthcare Insurance 0.1%

Aetna, Inc.
11/15/22	2.750%	1,400,000	1,401,932
UnitedHealth Group, Inc.
12/15/21	2.875%	2,110,000	2,166,073
03/15/23	2.875%	1,310,000	1,341,920
Total			4,909,925

Healthcare REIT 0.2%

HCP, Inc.
02/01/16	3.750%	2,150,000	2,198,816

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Healthcare REIT (continued)
Health Care REIT, Inc.
03/15/18	2.250%	$730,000	$739,918
03/15/23	3.750%	1,440,000	1,474,939
Senior Housing Properties Trust
05/01/24	4.750%	1,000,000	1,037,810
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,023,331
06/01/21	4.750%	700,000	772,782
Total			8,247,596

Home Construction 0.5%

D.R. Horton, Inc.
02/15/18	3.625%	3,400,000	3,468,000
08/15/23	5.750%	1,100,000	1,190,750
Lennar Corp.
12/15/17	4.750%	2,150,000	2,236,000
06/15/19	4.500%	3,550,000	3,665,375
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,271,750
TRI Pointe Holdings, Inc. (b)
06/15/19	4.375%	1,870,000	1,825,588
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	762,750
Weyerhaeuser Real Estate Co. (b)
06/15/24	5.875%	1,700,000	1,661,750
Total			17,081,963

Independent Energy 1.4%

Anadarko Petroleum Corp.
09/15/16	5.950%	1,310,000	1,397,490
09/15/36	6.450%	1,120,000	1,389,365
Apache Corp.
04/15/43	4.750%	700,000	731,611
California Resources Corp. (b)
09/15/21	5.500%	3,800,000	3,371,360
Chesapeake Energy Corp.
04/15/22	4.875%	5,000,000	4,687,500
Cimarex Energy Co.
06/01/24	4.375%	4,000,000	3,970,000
Concho Resources, Inc.
01/15/21	7.000%	4,020,000	4,210,950
ConocoPhillips Holding Co.
04/15/29	6.950%	1,780,000	2,432,309
Continental Resources, Inc.
09/15/22	5.000%	2,520,000	2,485,350
06/01/24	3.800%	700,000	645,218
Denbury Resources, Inc.
07/15/23	4.625%	1,970,000	1,689,275
EOG Resources, Inc.
02/01/21	4.100%	1,270,000	1,370,853
Hess Corp.
01/15/40	6.000%	910,000	1,012,256

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Newfield Exploration Co.
02/01/20	6.875%		$1,400,000	$1,449,280
01/30/22	5.750%		2,740,000	2,856,450
Noble Energy, Inc.
12/15/21	4.150%		2,640,000	2,796,143
Range Resources Corp.
08/01/20	6.750%		2,440,000	2,543,700
Talisman Energy, Inc.
06/01/19	7.750%		1,085,000	1,252,023
Whiting Petroleum Corp.
03/15/19	5.000%		2,970,000	2,918,025
03/15/21	5.750%		1,800,000	1,786,500
Total				44,995,658

Integrated Energy 0.5%

BP Capital Markets PLC
10/01/20	4.500%		1,000,000	1,109,240
05/10/23	2.750%		1,000,000	975,503
Chevron Corp.
06/24/20	2.427%		1,660,000	1,701,294
Exxon Mobil Corp.
03/06/25	2.709%		2,600,000	2,626,497
Petro-Canada
05/15/38	6.800%		1,480,000	1,953,425
Shell International Finance BV
09/22/15	3.250%		1,225,000	1,240,837
08/21/42	3.625%		1,650,000	1,627,829
08/12/43	4.550%		1,670,000	1,892,969
Total Capital Canada Ltd.
07/15/23	2.750%		1,750,000	1,743,635
Total				14,871,229

Leisure 0.3%

Activision Blizzard, Inc. (b)
09/15/21	5.625%		5,080,000	5,410,200
Royal Caribbean Cruises Ltd.
11/15/22	5.250%		3,320,000	3,527,500
Total				8,937,700

Life Insurance 1.0%

Allianz Finance II BV (c)
07/08/41	5.750%	EUR	2,700,000	3,564,473
American International Group, Inc.
01/16/18	5.850%		1,742,000	1,946,054
06/01/22	4.875%		6,210,000	7,057,379
07/16/44	4.500%		1,090,000	1,170,024
American International Group, Inc. (c)
05/15/68	8.175%		880,000	1,247,884
Lincoln National Corp.
02/15/20	6.250%		2,040,000	2,403,528
MetLife, Inc.
12/15/17	1.756%		1,040,000	1,053,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Life Insurance (continued)

08/13/42	4.125%	$1,020,000	$1,058,637
11/13/43	4.875%	1,030,000	1,188,807
Metropolitan Life Global Funding I (b)
01/10/23	3.000%	2,420,000	2,448,554
Principal Financial Group, Inc.
09/15/22	3.300%	750,000	767,202
Prudential Financial, Inc.
06/21/20	5.375%	1,270,000	1,459,147
12/14/36	5.700%	510,000	607,335
05/12/41	5.625%	730,000	868,152
05/15/44	4.600%	1,430,000	1,516,173
TIAA Asset Management Finance Co. LLC (b)
11/01/24	4.125%	1,090,000	1,150,491
Voya Financial, Inc.
07/15/22	5.500%	2,710,000	3,131,668
07/15/43	5.700%	1,000,000	1,229,935
Total			33,869,268

Lodging 0.1%

Host Hotels & Resorts LP
10/01/21	6.000%	660,000	763,958
10/15/23	3.750%	1,130,000	1,145,361
Wyndham Worldwide Corp.
03/01/17	2.950%	1,150,000	1,173,010
Total			3,082,329

Media and Entertainment 1.3%

21st Century Fox America, Inc.
09/15/22	3.000%	2,300,000	2,327,713
08/15/39	6.900%	1,590,000	2,174,929
09/15/44	4.750%	1,480,000	1,658,783
CBS Corp.
01/15/25	3.500%	1,570,000	1,585,315
07/01/42	4.850%	700,000	738,018
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,531,246
04/01/23	3.250%	1,330,000	1,324,507
Gannett Co., Inc.
07/15/20	5.125%	4,150,000	4,326,375
Grupo Televisa SAB
05/13/45	5.000%	500,000	520,425
Interpublic Group of Companies, Inc. (The)
03/15/22	4.000%	1,565,000	1,639,453
Lamar Media Corp.
01/15/24	5.375%	3,480,000	3,627,900
Netflix, Inc.
02/01/21	5.375%	3,840,000	3,916,800
03/01/24	5.750%	390,000	397,313
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	2,500,000	2,515,625
Omnicom Group, Inc.
05/01/22	3.625%	480,000	503,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media and Entertainment (continued)

Time Warner, Inc.
01/15/21	4.700%	$1,900,000	$2,115,295
05/01/32	7.700%	1,500,000	2,133,145
10/15/41	5.375%	1,000,000	1,171,157
12/15/43	5.350%	1,000,000	1,166,885
Viacom, Inc.
03/01/21	4.500%	1,330,000	1,441,249
06/15/22	3.125%	2,020,000	2,019,398
Walt Disney Co. (The)
12/01/22	2.350%	1,500,000	1,498,492
06/01/44	4.125%	2,040,000	2,256,497
Total			42,589,890

Metals 0.8%

Alcoa, Inc.
10/01/24	5.125%	3,850,000	4,120,701
ArcelorMittal
08/05/20	6.000%	3,160,000	3,353,550
Barrick Gold Corp.
05/01/23	4.100%	910,000	897,725
Barrick North America Finance LLC
05/30/21	4.400%	2,070,000	2,125,820
05/01/43	5.750%	710,000	736,412
Freeport-McMoRan, Inc.
11/14/24	4.550%	880,000	845,550
Glencore Finance Canada Ltd. (b)
11/15/21	4.950%	1,270,000	1,372,179
Newmont Mining Corp.
10/01/39	6.250%	770,000	783,756
Southern Copper Corp.
11/08/42	5.250%	1,030,000	938,896
Steel Dynamics, Inc.
08/15/19	6.125%	4,060,000	4,323,900
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,011,905
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,441,107
09/15/20	4.625%	1,650,000	1,642,900
Vale SA
09/11/42	5.625%	390,000	337,506
Total			25,931,907

Midstream 2.1%

AmeriGas Partners LP/Finance Corp.
08/20/19	6.250%	2,960,000	3,071,000
Enbridge Energy Partners LP
03/15/20	5.200%	1,620,000	1,785,276
Enbridge, Inc.
06/10/44	4.500%	1,300,000	1,206,643
Energy Transfer Equity LP
10/15/20	7.500%	1,662,000	1,861,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Midstream (continued)
Energy Transfer Partners LP
10/01/20	4.150%	$2,140,000	$2,246,604
02/01/22	5.200%	753,000	820,431
02/01/23	3.600%	1,270,000	1,258,059
02/01/42	6.500%	900,000	1,043,988
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,004,425
09/01/20	5.200%	2,550,000	2,873,225
03/15/44	4.850%	2,330,000	2,511,686
Enterprise Products Operating LLC (c)
01/15/68	7.034%	2,020,000	2,183,870
Kinder Morgan Energy Partners LP
04/01/20	6.500%	1,870,000	2,138,003
09/15/20	5.300%	1,600,000	1,761,093
09/01/22	3.950%	2,870,000	2,914,893
09/01/39	6.500%	2,000,000	2,276,038
Kinder Morgan, Inc.
06/01/18	7.250%	1,740,000	1,975,676
06/01/25	4.300%	730,000	749,304
06/01/45	5.550%	1,120,000	1,180,887
Magellan Midstream Partners LP
07/15/19	6.550%	1,480,000	1,734,403
10/15/43	5.150%	400,000	439,928
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	714,000	749,700
08/15/21	6.500%	890,000	932,275
07/15/23	4.500%	1,550,000	1,534,500
12/01/24	4.875%	2,000,000	2,044,800
NiSource Finance Corp.
12/01/21	4.450%	849,000	926,317
02/01/45	5.650%	1,150,000	1,466,753
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	2,330,000	2,397,502
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	2,700,000	2,669,625
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	958,000	977,160
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	2,165,000	2,130,185
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,140,000	2,059,750
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	2,000,000	2,060,000
TransCanada PipeLines Ltd
08/01/22	2.500%	1,800,000	1,757,533
Williams Companies, Inc. (The)
01/15/23	3.700%	1,250,000	1,155,501
06/24/44	5.750%	810,000	757,041
Williams Partners LP/ACMP Finance Corp.
04/15/21	5.875%	5,470,000	5,711,008
Williams Partners LP
11/15/20	4.125%	1,920,000	2,000,268
09/15/45	5.100%	1,500,000	1,446,392
Total			69,813,182

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Natural Gas 0.1%

Sempra Energy
06/01/16	6.500%	$1,500,000	$1,595,810
03/15/20	2.400%	1,120,000	1,132,433
10/01/22	2.875%	1,830,000	1,829,478
Total			4,557,721

Office REIT 0.2%

Kilroy Realty LP
01/15/23	3.800%	2,510,000	2,571,247
Reckson Operating Partnership LP
03/31/16	6.000%	1,020,000	1,067,399
SL Green Realty Corp.
03/15/20	7.750%	1,615,000	1,960,400
Total			5,599,046

Oil Field Services 0.2%

Ensco PLC
03/15/21	4.700%	3,060,000	3,092,828
03/15/25	5.200%	800,000	801,244
Schlumberger Investment SA
12/01/23	3.650%	1,000,000	1,064,951
Transocean, Inc.
11/15/20	6.500%	620,000	520,025
Weatherford International Ltd.
04/15/22	4.500%	1,660,000	1,517,218
Total			6,996,266

Other Financial Institutions 0.1%

Icahn Enterprises LP/Finance Corp.
03/15/17	3.500%	3,030,000	3,052,725

Other Industry 0.1%

Belden, Inc. (b)
07/15/24	5.250%	2,234,000	2,250,755
Johns Hopkins University
07/01/53	4.083%	500,000	529,607
Total			2,780,362

Other REIT 0.2%

Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,002,485
Hospitality Properties Trust
03/15/24	4.650%	2,700,000	2,798,218
03/15/25	4.500%	1,670,000	1,708,782
Total			5,509,485

Packaging 0.3%

Ball Corp.
11/15/23	4.000%	3,830,000	3,734,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Packaging (continued)

Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	$4,000,000	$4,215,000
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	790,000	796,913
Total			8,746,163

Paper 0.2%

Georgia-Pacific LLC (b)
11/01/20	5.400%	3,000,000	3,422,553
International Paper Co.
11/15/41	6.000%	690,000	819,006
Rock-Tenn Co.
03/01/20	3.500%	1,430,000	1,484,477
03/01/23	4.000%	2,415,000	2,542,015
Total			8,268,051

Pharmaceuticals 1.4%

AbbVie, Inc.
11/06/17	1.750%	3,000,000	3,010,641
11/06/22	2.900%	1,480,000	1,468,098
11/06/42	4.400%	1,680,000	1,729,421
Actavis Funding SCS
06/15/24	3.850%	500,000	516,469
03/15/35	4.550%	1,190,000	1,240,358
Actavis, Inc.
10/01/17	1.875%	2,258,000	2,263,241
10/01/22	3.250%	1,590,000	1,588,504
10/01/42	4.625%	850,000	866,054
Amgen, Inc.
05/15/17	2.125%	1,640,000	1,670,135
06/01/17	5.850%	950,000	1,043,737
06/15/21	4.100%	2,040,000	2,209,169
05/15/43	5.375%	2,100,000	2,505,432
Bristol-Myers Squibb Co.
08/01/42	3.250%	1,000,000	934,737
Celgene Corp.
08/15/22	3.250%	1,750,000	1,789,207
Forest Laboratories, Inc. (b)
02/15/21	4.875%	3,830,000	4,222,403
Gilead Sciences, Inc.
12/01/21	4.400%	3,420,000	3,822,599
Mallinckrodt International Finance SA
04/15/18	3.500%	4,400,000	4,334,000
Merck & Co., Inc.
09/15/22	2.400%	1,495,000	1,491,526
Perrigo Finance PLC
12/15/24	3.900%	1,200,000	1,243,254
Roche Holdings, Inc. (b)
03/01/19	6.000%	600,000	694,716
09/30/24	3.350%	1,010,000	1,059,204
Sanofi
03/29/21	4.000%	872,000	958,139

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Pharmaceuticals (continued)

Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	$4,300,000	$4,531,125
Total			45,192,169

Property & Casualty 0.6%

ACE INA Holdings, Inc.
03/15/25	3.150%	1,650,000	1,686,935
Allstate Corp. (The) (c)
08/15/53	5.750%	1,010,000	1,099,637
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,000,000	1,040,030
Berkshire Hathaway, Inc.
02/11/43	4.500%	1,740,000	1,963,171
Hartford Financial Services Group, Inc. (The)
10/15/16	5.500%	990,000	1,052,404
04/15/22	5.125%	600,000	683,711
10/15/36	5.950%	550,000	697,473
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	1,430,000	1,579,634
08/01/44	4.850%	1,910,000	2,071,150
Markel Corp.
07/01/22	4.900%	2,110,000	2,328,606
03/30/23	3.625%	860,000	886,840
Travelers Companies, Inc. (The)
08/01/43	4.600%	1,000,000	1,163,205
WR Berkley Corp.
03/15/22	4.625%	1,290,000	1,402,616
08/01/44	4.750%	780,000	838,361
XLIT Ltd.
03/31/25	4.450%	830,000	835,372
Total			19,329,145

Railroads 0.4%

Burlington Northern Santa Fe LLC
09/01/20	3.600%	1,881,000	2,022,848
03/01/41	5.050%	700,000	815,564
09/15/41	4.950%	1,650,000	1,883,195
03/15/43	4.450%	1,180,000	1,264,189
04/01/45	4.150%	1,000,000	1,040,241
CSX Corp.
06/01/21	4.250%	1,110,000	1,221,111
Norfolk Southern Corp.
04/01/18	5.750%	1,280,000	1,437,327
12/01/21	3.250%	1,200,000	1,250,290
Union Pacific Corp.
09/15/41	4.750%	1,490,000	1,736,196
Total			12,670,961

Refining 0.2%

Marathon Petroleum Corp.
03/01/16	3.500%	1,500,000	1,532,754

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Refining (continued)

Phillips 66
04/01/22	4.300%	$3,100,000	$3,379,992
Tesoro Corp.
10/01/22	5.375%	1,800,000	1,881,000
Total			6,793,746

Retail REIT 0.2%

DDR Corp.
04/15/18	4.750%	2,860,000	3,078,922
02/01/25	3.625%	1,390,000	1,387,175
Realty Income Corp.
10/15/26	4.125%	750,000	793,432
Total			5,259,529

Retailers 1.0%

CVS Health Corp.
12/01/22	2.750%	1,730,000	1,738,173
Dollar General Corp.
04/15/23	3.250%	1,600,000	1,554,811
Hanesbrands, Inc.
12/15/20	6.375%	2,680,000	2,844,150
Home Depot, Inc. (The)
04/01/41	5.950%	2,590,000	3,458,419
L Brands, Inc.
07/15/17	6.900%	920,000	1,012,000
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	472,477
Macys Retail Holdings, Inc.
06/01/24	3.625%	2,800,000	2,909,343
PVH Corp.
12/15/22	4.500%	3,570,000	3,623,550
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	4,865,000	5,144,737
Target Corp.
07/01/24	3.500%	1,000,000	1,061,682
07/01/42	4.000%	2,460,000	2,606,240
Wal-Mart Stores, Inc.
04/01/40	5.625%	3,500,000	4,472,566
04/22/44	4.300%	500,000	557,957
Total			31,456,105

Supermarkets 0.2%

Delhaize Group SA
10/01/40	5.700%	880,000	972,485
Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,783,998
01/15/21	3.300%	3,070,000	3,188,640
Total			5,945,123

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology 1.2%

Cisco Systems, Inc.
02/15/39	5.900%	$830,000	$1,066,677
Dell, Inc.
09/10/15	2.300%	940,000	940,000
04/01/16	3.100%	390,000	393,413
Equifax, Inc.
12/15/22	3.300%	1,600,000	1,634,024
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,229,971
04/15/23	3.500%	1,066,000	1,069,687
Hewlett-Packard Co.
06/01/21	4.300%	1,910,000	2,052,188
International Business Machines Corp.
08/01/23	3.375%	1,700,000	1,772,153
Intuit, Inc.
03/15/17	5.750%	2,170,000	2,351,084
Jabil Circuit, Inc.
07/15/16	7.750%	1,910,000	2,048,475
12/15/20	5.625%	440,000	480,700
KLA-Tencor Corp.
11/01/24	4.650%	710,000	745,664
Microsoft Corp.
02/12/25	2.700%	2,350,000	2,359,062
02/12/45	3.750%	950,000	953,620
Oracle Corp.
10/15/22	2.500%	2,630,000	2,630,132
07/15/23	3.625%	2,690,000	2,892,110
07/08/24	3.400%	1,000,000	1,051,189
07/08/34	4.300%	1,420,000	1,540,791
Pitney Bowes, Inc.
03/15/24	4.625%	2,826,000	2,964,338
Sanmina Corp. (b)
06/01/19	4.375%	2,000,000	1,990,000
Seagate HDD Cayman
11/15/18	3.750%	750,000	780,000
06/01/23	4.750%	3,870,000	4,067,505
Tencent Holdings Ltd. (b)
02/11/25	3.800%	1,100,000	1,124,098
Xerox Corp.
03/15/17	2.950%	840,000	865,028
Total			39,001,909

Tobacco 0.2%

Altria Group, Inc.
08/09/22	2.850%	3,230,000	3,211,020
Philip Morris International, Inc.
05/17/21	4.125%	1,870,000	2,052,903
Total			5,263,923

Transportation Services 0.2%

Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,511,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Transportation Services (continued)

04/15/19	6.750%	$3,000,000	$3,097,500
Penske Truck Leasing Co. LP/Finance Corp. (b)
07/17/18	2.875%	1,830,000	1,871,837
02/01/22	3.375%	1,020,000	1,018,162
Total			7,498,749

Wireless 0.7%

America Movil SAB de CV
07/16/22	3.125%	2,420,000	2,461,382
American Tower Corp.
09/01/20	5.050%	1,350,000	1,491,178
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	1,810,000	1,825,155
04/15/23	3.849%	1,960,000	1,984,288
Crown Castle International Corp.
01/15/23	5.250%	2,810,000	2,950,500
Sprint Communications, Inc.
12/01/16	6.000%	1,550,000	1,618,200
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,730,000	4,280,175
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,258,750
Vodafone Group PLC
02/27/17	5.625%	2,170,000	2,343,541
Total			22,213,169

Wirelines 1.8%

AT&T, Inc.
08/15/21	3.875%	3,080,000	3,262,924
12/01/22	2.625%	1,500,000	1,460,835
02/15/39	6.550%	2,450,000	3,007,600
12/15/42	4.300%	2,020,000	1,932,140
British Telecommunications PLC
01/15/18	5.950%	3,115,000	3,483,638
CenturyLink, Inc.
04/01/17	6.000%	1,420,000	1,512,300
09/15/19	6.150%	1,505,000	1,632,925
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,756,993
Deutsche Telekom International Finance BV (b)
03/06/17	2.250%	940,000	956,324
Embarq Corp.
06/01/36	7.995%	1,100,000	1,308,010
Frontier Communications Corp.
04/15/17	8.250%	3,485,000	3,837,856
Orange SA
09/14/21	4.125%	1,940,000	2,133,451
02/06/44	5.500%	720,000	860,255
Telecom Italia Capital SA
06/04/18	6.999%	2,430,000	2,704,894
09/30/34	6.000%	1,210,000	1,249,325
Telecom Italia SpA (b)
05/30/24	5.303%	1,100,000	1,152,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wirelines (continued)

Telefonica Emisiones SAU
02/16/21	5.462%	$2,410,000	$2,748,383
Verizon Communications, Inc.
09/14/18	3.650%	2,930,000	3,115,616
11/01/21	3.500%	1,430,000	1,494,760
09/15/23	5.150%	3,870,000	4,436,893
03/15/34	5.050%	3,830,000	4,158,763
11/01/41	4.750%	2,090,000	2,167,698
09/15/43	6.550%	1,408,000	1,833,440
08/21/46	4.862%	2,761,000	2,890,588
08/21/54	5.012%	1,992,000	2,066,879
Windstream Corp.
11/01/17	7.875%	490,000	531,038
Total			58,695,778
Total Corporate Bonds & Notes (Cost: $1,149,641,831)			$1,179,393,276

Residential Mortgage-Backed Securities - Agency 28.6%

Federal Home Loan Mortgage Corp. (c)(d)
05/01/35	5.231%	426,806	453,052
12/01/35	2.386%	4,410,510	4,725,514
07/01/36	2.375%	5,226,111	5,594,639
07/01/36	2.394%	4,431,819	4,737,319
08/01/36	6.120%	1,466,679	1,570,955
10/01/36	2.260%	3,376,059	3,612,075
04/01/37	3.461%	3,736,451	3,977,047
02/01/38	5.777%	3,502,605	3,722,572
04/01/38	5.347%	1,571,478	1,664,169
06/01/38	5.955%	2,796,248	2,992,311
07/01/38	5.136%	808,278	860,720
07/01/40	3.241%	1,167,888	1,246,234
07/01/40	3.559%	899,067	955,753
09/01/40	4.066%	1,433,928	1,511,724
02/01/41	3.777%	1,358,866	1,437,052
05/01/41	2.561%	774,087	820,991
07/01/41	3.284%	2,933,064	3,129,557
07/01/41	3.778%	2,191,497	2,319,521
07/01/41	4.209%	2,741,759	2,902,150
04/01/42	2.858%	780,083	808,204
12/01/42	2.087%	6,780,898	6,925,442
02/01/43	1.972%	2,417,189	2,508,887
02/01/43	2.335%	6,128,852	6,241,224
05/01/43	1.836%	4,298,225	4,436,466
06/01/43	1.751%	1,952,401	2,007,123
CMO Series 2684 Class FP
01/15/33	0.675%	1,258,249	1,262,963
Federal Home Loan Mortgage Corp. (d)
11/01/22- 06/01/33	5.000%	2,513,519	2,750,423
03/01/34- 08/01/38	5.500%	5,495,313	6,191,976
02/01/38	6.000%	1,859,469	2,115,060
Federal National Mortgage Association (c)(d)
06/01/35	1.940%	23,443,246	24,673,964

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/01/37	1.891%	$3,044,991	$3,204,027
11/01/37	6.072%	309,559	332,776
03/01/38	2.320%	5,025,800	5,377,179
06/01/38	5.070%	1,969,335	2,118,005
03/01/39	2.196%	4,407,503	4,700,586
03/01/40	2.331%	1,352,741	1,444,061
08/01/40	3.682%	1,342,175	1,417,619
10/01/40	3.930%	2,429,834	2,597,395
08/01/41	3.091%	2,916,122	3,080,259
09/01/41	3.359%	1,214,438	1,276,143
04/01/42	2.707%	4,065,273	4,198,965
CMO Series 2005-106 Class UF
11/25/35	0.474%	2,876,040	2,889,995
CMO Series 2006-43 Class FM
06/25/36	0.474%	1,052,788	1,055,241
CMO Series 2007-36 Class FB
04/25/37	0.574%	4,123,091	4,151,771
Federal National Mortgage Association (d)
08/01/18-05/01/39	6.500%	1,797,923	2,071,974
07/01/31-08/01/39	5.000%	35,231,691	39,353,616
04/01/33-01/01/39	5.500%	22,466,673	25,399,750
07/01/33-11/01/40	4.500%	24,394,475	27,073,403
12/01/33-09/01/37	6.000%	10,133,231	11,606,737
10/01/40-08/01/41	4.000%	15,320,515	16,635,786
12/01/40-05/01/42	3.500%	36,093,605	37,980,481
Federal National Mortgage Association (d)(e)
04/10/44	5.500%	45,000,000	50,702,346
04/14/45	3.000%	32,000,000	32,715,002
04/14/45	3.500%	107,500,000	112,908,594
04/14/45	4.000%	82,000,000	87,675,942
04/14/45	4.500%	83,850,000	91,475,126
04/14/45	5.000%	70,000,000	77,836,717
Government National Mortgage Association (d)
07/20/39-10/20/40	5.000%	20,648,532	23,190,919
02/15/40-06/15/41	4.500%	40,234,510	45,139,662
07/15/40-11/20/40	4.000%	22,555,661	24,232,512
06/20/42-07/20/42	3.500%	14,079,979	14,857,255
Government National Mortgage Association (d)(e)
04/22/45	4.000%	63,000,000	67,122,071

Total Residential Mortgage-Backed Securities - Agency (Cost: $917,441,755)			$933,977,002

Residential Mortgage-Backed Securities - Non-Agency 6.9%

Banc of America Mortgage Trust (d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2004-7 Class 7A1
08/25/19	5.000%	$258,515	$260,975
CMO Series 2005-1 Class 1A15
02/25/35	5.500%	1,888,077	1,955,608
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1 (c)(d)
08/25/35	2.546%	6,372,177	5,667,146
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)(d)
02/25/36	2.360%	1,364,348	1,360,089
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 (d)
09/25/37	6.000%	3,541,298	3,685,511
Citigroup Mortgage Loan Trust, Inc. (c)(d)
CMO Series 2004-UST1 Class A4
08/25/34	2.176%	1,747,648	1,731,762
CMO Series 2005-4 Class A
08/25/35	5.201%	6,901,076	6,901,504
Countrywide Home Loan Mortgage Pass-Through Trust (d)
CMO Series 2004-4 Class A19
05/25/34	5.250%	1,299,814	1,366,987
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	353,034	368,349
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (c)(d)
12/25/33	2.470%	648,597	641,011
First Horizon Mortgage Pass-Through Trust (c)(d)
CMO Series 2005-AR3 Class 4A1
08/25/35	5.073%	1,462,263	1,391,434
CMO Series 2006-AR4 Class 1A2
01/25/37	2.576%	4,173,529	3,617,365
GSR Mortgage Loan Trust (c)(d)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.671%	4,005,139	4,017,580
GSR Mortgage Loan Trust (d)
Series 2005-6F Class 1A5
07/25/35	5.250%	4,362,455	4,502,834
JPMorgan Mortgage Trust (c)(d)
CMO Series 2005-A4 Class 1A1
07/25/35	5.162%	2,625,730	2,601,581
CMO Series 2005-A4 Class 2A1
07/25/35	2.534%	1,840,683	1,830,183
CMO Series 2005-S2 Class 3A1
02/25/32	6.932%	1,335,292	1,362,251
CMO Series 2006-A3 Class 7A1
04/25/35	2.702%	3,027,434	2,907,466
JPMorgan Mortgage Trust (d)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	468,853	471,704
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)(d)
11/21/34	2.667%	3,132,441	3,187,816
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 (c)(d)
10/25/34	2.419%	2,529,066	2,510,745

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

PHH Mortgage Capital Trust CMO Series 2007-6 Class A1 (c)(d)
12/18/37	5.457%	$539,930	$538,549
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (c)(d)
05/25/35	2.473%	1,553,767	1,540,681
Sequoia Mortgage Trust (b)(c)(d)
CMO Series 2013-12 Class A1
12/25/43	4.000%	3,831,360	3,972,044
Sequoia Mortgage Trust (c)(d)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	798,913	801,993
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1 (c)(d)
07/25/34	2.415%	6,887,686	6,875,943
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5 (d)
11/25/33	5.950%	626,764	646,121
Wells Fargo Mortgage-Backed Securities Trust (c)(d)
CMO Series 2004-A Class A1
02/25/34	2.638%	711,091	711,637
CMO Series 2004-K Class 2A6
07/25/34	2.615%	1,263,336	1,270,067
CMO Series 2004-Z Class 2A2
12/25/34	2.615%	5,576,358	5,604,748
CMO Series 2005-AR10 Class 2A17
06/25/35	2.618%	9,092,324	9,251,704
CMO Series 2005-AR14 Class A1
08/25/35	5.374%	979,185	973,017
CMO Series 2005-AR16 Class 3A2
03/25/35	2.639%	5,057,308	5,097,589
CMO Series 2005-AR2 Class 3A1
03/25/35	2.614%	1,904,038	1,830,832
CMO Series 2005-AR8 Class 2A1
06/25/35	2.602%	513,535	515,808
CMO Series 2006-AR10 Class 2A1
07/25/36	2.623%	2,913,042	2,841,579
CMO Series 2006-AR10 Class 4A1
07/25/36	2.610%	8,788,290	8,280,265
CMO Series 2006-AR16 Class A1
10/25/36	2.489%	9,926,444	9,237,052
CMO Series 2006-AR19 Class A1
12/25/36	5.538%	9,259,852	8,967,278
CMO Series 2006-AR5 Class 2A1
04/25/36	2.691%	11,594,784	10,881,646
CMO Series 2007-AR10 Class 1A1
01/25/38	6.135%	923,194	918,870
Series 2006-AR1 Class 1A1
03/25/36	5.593%	9,436,500	9,082,603
Series 2006-AR10 Class 5A4
07/25/36	2.629%	3,843,105	3,703,677
Series 2006-AR10 Class 5A5
07/25/36	2.629%	4,001,691	3,856,509
Series 2006-AR10 Class 5A6
07/25/36	2.629%	4,092,610	3,944,130

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Series 2006-AR12 Class 1A1
09/25/36	2.495%	$3,789,617	$3,634,735
Series 2006-AR14 Class 2A1
10/25/36	2.617%	5,527,512	5,123,197
Series 2006-AR2 Class 2A3
03/25/36	2.615%	2,580,018	2,549,135
Wells Fargo Mortgage-Backed Securities Trust (d)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,383,571	1,424,068
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	1,348,443	1,364,118
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	295,995	301,233
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	168,764	173,801
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	1,712,721	1,789,701
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	1,823,675	1,893,463
CMO Series 2006-10 Class A4
08/25/36	6.000%	1,371,306	1,405,027
CMO Series 2006-13 Class A5
10/25/36	6.000%	4,708,057	4,874,986
CMO Series 2006-14 Class A1
10/25/36	6.000%	700,098	699,334
CMO Series 2006-7 Class 3A1
06/25/36	6.000%	4,110,604	4,038,158
CMO Series 2006-8 Class A10
07/25/36	6.000%	5,244,434	5,293,233
CMO Series 2006-8 Class A9
07/25/36	6.000%	6,618,665	6,680,251
CMO Series 2007-11 Class A3
08/25/37	6.000%	1,624,345	1,602,956
CMO Series 2007-13 Class A1
09/25/37	6.000%	6,884,823	7,119,795
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	1,847,981	1,905,488
CMO Series 2007-15 Class A1
11/25/37	6.000%	2,605,310	2,582,763
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	1,092,174	1,125,932
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	309,986	319,210
CMO Series 2007-4 Class A15
04/27/37	6.000%	2,780,231	2,728,285
CMO Series 2007-9 Class 1A8
07/25/37	5.500%	552,087	560,062
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	3,165,912	3,323,261
Series 2007-12 Class A7
09/25/37	5.500%	3,434,443	3,531,920
Series 2007-8 Class 2A2
07/25/37	6.000%	7,171,603	7,048,876

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $227,313,095)			$226,777,231

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal National Mortgage Association (c)(d)
Series 2014-M5 Class FA
01/25/17	0.483%	$7,095,987	$7,100,685
Federal National Mortgage Association (d)
Series 2014-M3 Class ASQ2
03/25/16	0.558%	12,213,659	12,212,022

Total Commercial Mortgage-Backed Securities - Agency (Cost: $19,314,346)			$19,312,707

Commercial Mortgage-Backed Securities - Non-Agency 6.8%

BB-UBS Trust Series 2012-SHOW Class A (b)(d)
11/05/36	3.430%	9,200,000	9,429,632
BLCP Hotel Trust Series 2014-CLRN Class A (b)(c)(d)
08/15/29	1.125%	12,575,000	12,528,456
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2012-PARK Class A (b)(d)
12/10/30	2.959%	13,285,000	13,630,875
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(d)
Series 2005-5 Class A4
10/10/45	5.115%	3,825,153	3,844,283
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	2,910,269
Commercial Mortgage Trust (b)(c)(d)
Series 2014-BBG Class A
03/15/29	0.975%	12,200,000	11,977,533
Series 2015-3BP Class D
02/10/35	3.238%	9,500,000	9,136,223
Commercial Mortgage Trust (c)(d)
Series 2014-CR15 Class B
02/10/47	4.717%	8,675,000	9,841,909
Series 2014-LC17 Class B
10/10/47	4.490%	9,400,000	10,261,752
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	15,473,339
Commercial Mortgage Trust (d)
Series 2015-CR22 Class B
03/10/48	3.926%	10,000,000	10,363,225
Core Industrial Trust (b)(d)(e)
Series 2015–CALW Class B
02/10/34	3.252%	8,750,000	8,750,000
GS Mortgage Securities Corp. Trust Series 2012-ALOH Class B (b)(d)
04/10/34	4.049%	7,980,000	8,616,980
GS Mortgage Securities Trust (b)(c)(d)
Series 2012-ALOH Class C
04/10/34	4.129%	4,600,000	4,933,095
GS Mortgage Securities Trust (d)
Series 2015-GC28 Class AS
02/10/48	3.759%	5,600,000	5,873,834

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Irvine Core Office Trust (b)(c)(d)
Series 2013-IRV Class A2
05/15/48	3.174%	$13,000,000	$13,474,656
Irvine Core Office Trust (b)(d)
Series 2013-IRV Class A1
05/15/48	2.068%	1,928,137	1,935,254
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B (c)(d)
08/15/47	4.341%	4,250,000	4,577,350
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)(d)
Series 2014-CBM Class B
10/15/29	1.575%	9,450,000	9,408,261
JPMorgan Chase Commercial Mortgage Securities Trust (c)(d)
Series 2013-C16 Class C
12/15/46	5.009%	5,440,000	5,954,782
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2013-C16 Class A4
12/15/46	4.166%	2,675,000	2,974,704
Series 2013-C16 Class AS
12/15/46	4.517%	4,800,000	5,373,775
LB-UBS Commercial Mortgage Trust (c)(d)
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,054,509
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,190,437
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	620,178	632,215
Morgan Stanley Bank of America Merrill Lynch Trust (c)(d)
Series 2012-C6 Class C
11/15/45	4.536%	3,510,000	3,727,711
Morgan Stanley Bank of America Merrill Lynch Trust (d)
Series 2012-C6 Class AS
11/15/45	3.476%	5,400,000	5,645,203
Morgan Stanley Capital I Trust (b)(c)(d)
Series 2014-CPT Class C
07/13/29	3.446%	6,550,000	6,772,621
Morgan Stanley Capital I Trust (d)
Series 2005-T19 Class A4A
06/12/47	4.890%	7,219,842	7,227,112
VNDO Mortgage Trust Series 2013-PENN Class A (b)(d)
12/13/29	3.808%	5,500,000	5,927,456

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $218,319,513)			$223,447,451

Asset-Backed Securities - Non-Agency 3.7%

Avis Budget Rental Car Funding AESOP LLC (b)
Series 2010-5A Class A
03/20/17	3.150%	16,200,000	16,478,948
Series 2012-1A Class A
08/20/16	2.054%	5,583,333	5,596,971
Barclays Dryrock Issuance Trust Series 2014-1 Class A (c)
12/16/19	0.535%	7,825,000	7,821,320

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

CNH Equipment Trust Series 2014-B Class A2
08/15/17	0.480%	$7,034,529	$7,032,285
Chase Issuance Trust Series 2007-B1 Class B1 (c)
04/15/19	0.425%	8,450,000	8,403,407
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B (c)
04/15/18	0.345%	7,853,333	7,840,666
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.725%	6,151,739	6,157,405
Series 2014-1 Class A
04/10/28	0.575%	13,175,000	13,175,000
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	7,105,754	7,164,200
Series 2014-AA Class A
11/25/26	1.770%	9,021,080	8,950,062
Series 2014-AA Class B
11/25/26	2.070%	5,756,708	5,681,600
Sierra Receivables Funding Co. LLC Series 2015-1A Class A (b)
03/22/32	2.400%	7,100,000	7,098,536
Sierra Timeshare Receivables Funding Co. LLC Series 2013-1A Class A (b)
11/20/29	1.590%	9,186,937	9,124,575
TAL Advantage V LLC Series 2013-2A Class A (b)
11/20/38	3.550%	4,333,333	4,431,223
U.S. Airways Pass-Through Trust Series 2013-1 Class A
05/15/27	3.950%	1,640,788	1,702,317
Volvo Financial Equipment LLC Series 2015-1A Class A2 (b)
11/15/17	0.950%	6,250,000	6,253,469

Total Asset-Backed Securities - Non-Agency (Cost: $123,164,457)			$122,911,984

U.S. Treasury Obligations 21.9%

U.S. Treasury
05/31/15	0.250%	60,000,000	60,018,750
06/30/15	1.875%	45,000,000	45,193,365
01/15/16	0.375%	12,000,000	12,014,064
06/30/16	1.500%	2,000,000	2,027,812
07/31/16	1.500%	19,200,000	19,480,493
11/30/16	0.875%	4,800,000	4,832,626
01/31/17	0.500%	150,000,000	150,011,700
10/31/17	1.875%	3,500,000	3,600,352
01/31/18	0.875%	11,000,000	11,009,449
02/15/18	1.000%	157,500,000	158,090,625
11/30/19	1.500%	75,700,000	76,279,559
01/31/20	1.250%	13,500,000	13,430,394
02/29/20	1.375%	27,000,000	27,004,219

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/39	3.500%	$23,250,000	$27,529,441
11/15/42	2.750%	2,800,000	2,910,687
05/15/43	2.875%	3,150,000	3,356,719
08/15/44	3.125%	49,490,000	55,448,151
11/15/44	3.000%	10,400,000	11,395,311
02/15/45	2.500%	1,850,000	1,832,945
U.S. Treasury (f)
11/15/15	0.375%	30,000,000	30,030,480
Total U.S. Treasury Obligations (Cost: $706,667,861)			$715,497,142

U.S. Government & Agency Obligations 1.4%
Federal National Mortgage Association
09/06/24	2.625%	5,380,000	5,574,164
11/15/30	6.625%	27,260,000	41,028,835
Total U.S. Government & Agency Obligations (Cost: $41,568,456)			$46,602,999

Foreign Government Obligations(a)(g) 4.3%
Brazil 0.3%
Brazilian Government International Bond
01/15/19	5.875%	1,160,000	1,276,000
01/22/21	4.875%	1,870,000	1,968,573
01/05/23	2.625%	2,520,000	2,261,700
01/07/25	4.250%	920,000	901,600
Petrobras Global Finance BV
01/20/20	5.750%	2,140,000	1,985,021
01/27/21	5.375%	3,470,000	3,138,185
Total			11,531,079
Chile 0.1%
Chile Government International Bond
09/14/21	3.250%	1,600,000	1,700,000
10/30/42	3.625%	800,000	786,000
Total			2,486,000
Colombia 0.2%
Colombia Government International Bond
07/12/21	4.375%	3,450,000	3,657,000
01/18/41	6.125%	980,000	1,163,847
Ecopetrol SA
01/16/25	4.125%	840,000	804,199
Total			5,625,046
Germany 0.1%
KFW
10/04/22	2.000%	2,000,000	2,022,854

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)
Italy 0.1%
Republic of Italy
09/27/23	6.875%		$1,900,000	$2,455,784
Mexico 0.6%
Mexico Government International Bond
03/19/19	5.950%		4,720,000	5,392,600
01/15/20	5.125%		2,370,000	2,656,770
01/11/40	6.050%		1,210,000	1,494,350
03/08/44	4.750%		3,940,000	4,137,000
Pemex Project Funding Master Trust
03/05/20	6.000%		1,635,000	1,864,718
Petroleos Mexicanos
01/24/22	4.875%		960,000	1,018,800
01/30/23	3.500%		670,000	654,255
06/15/35	6.625%		470,000	538,150
06/02/41	6.500%		850,000	962,625
06/27/44	5.500%		1,700,000	1,714,875
Total				20,434,143
Netherlands —%
Petrobras Global Finance BV
05/20/43	5.625%		630,000	510,237
Norway 2.3%
Norway Government Bond
05/25/21	3.750%	NOK	494,000,000	70,368,064
Statoil ASA
01/17/23	2.450%		2,750,000	2,705,939
05/15/43	3.950%		540,000	553,114
11/08/43	4.800%		590,000	689,084
Total				74,316,201
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%		780,000	1,038,375
11/18/50	5.625%		1,540,000	1,882,650
Total				2,921,025
Philippines 0.2%
Philippine Government International Bond
01/15/21	4.000%		2,640,000	2,890,634
10/23/34	6.375%		1,880,000	2,639,050
Total				5,529,684
Poland 0.1%
Poland Government International Bond
04/21/21	5.125%		1,095,000	1,257,378
03/17/23	3.000%		1,600,000	1,642,000
Total				2,899,378

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	$1,030,000	$1,089,225
South Korea 0.1%
Korea Development Bank (The)
03/09/16	3.250%	1,450,000	1,479,481
09/09/16	4.000%	1,550,000	1,613,313
Total			3,092,794
Turkey 0.1%
Turkey Government International Bond
03/23/23	3.250%	4,330,000	4,091,850
04/16/43	4.875%	720,000	711,000
Total			4,802,850
Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	760,000	716,300
Total Foreign Government Obligations (Cost: $155,857,564)			$140,432,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.6%
California 0.5%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	$725,000	$1,019,575
City of San Francisco Public Utilities Commission Water Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,367,173
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,350,048
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,175,193

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	$935,000	$1,064,245
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,773,224
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	1,300,000	1,937,702
Series 2010
11/01/40	7.600%	1,245,000	1,997,640
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,561,280
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,118,420
Total			16,364,500
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/33	5.100%	3,720,000	3,784,840
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,426,934
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,097,971

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	$1,700,000	$2,114,970
New Jersey 0.1%
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,918,492
Series 2010A
01/01/41	7.102%	1,520,000	2,231,284
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010
05/01/40	5.665%	400,000	514,068
Total			4,663,844
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,290,338
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,404,910
11/15/40	6.814%	1,100,000	1,563,342
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,636,140
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/51	4.926%	1,500,000	1,793,745
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	2,176,363
Total			10,864,838
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	740,265

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	$1,160,000	$1,354,068
Total			2,094,333
Puerto Rico 1.1%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (h)
07/01/35	8.000%	26,315,000	21,611,983
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (h)
07/01/19	5.000%	1,000,000	766,120
Puerto Rico Electric Power Authority (h)
Revenue Bonds
Series 2008WW
07/01/20	5.500%	2,080,000	1,230,133
Series 2010XX
07/01/40	5.250%	12,580,000	7,345,462
Series 2012A
07/01/42	5.000%	7,530,000	4,396,390
Total			35,350,088
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,520,640
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,745,680
Total Municipal Bonds (Cost: $79,607,331)			$85,028,638

		Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.123% (i)(j)		76,947,168	$76,947,168
Total Money Market Funds (Cost: $76,947,168)			$76,947,168
Total Investments
(Cost: $3,715,843,377) (k)			$3,770,328,198(l)
Other Assets & Liabilities, Net			(501,769,551)
Net Assets			$3,268,558,647

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	04/30/15	7,800,000 AUD	5,933,676 USD	3,001	—
Barclays Bank PLC	04/30/15	197,855,604 CZK	8,000,000 USD	279,135	—
Barclays Bank PLC	04/30/15	21,541,965 EUR	23,880,791 USD	708,740	—
Barclays Bank PLC	04/30/15	5,800,000 GBP	8,540,732 USD	—	(61,261)
Barclays Bank PLC	04/30/15	725,370,000 JPY	6,000,000 USD	—	(50,733)
Barclays Bank PLC	04/30/15	147,294,764 MXN	9,800,000 USD	161,940	—
Barclays Bank PLC	04/30/15	15,193,236 NOK	2,000,000 USD	115,582	—
Barclays Bank PLC	04/30/15	47,467,520 PLN	12,800,000 USD	286,540	—
Barclays Bank PLC	04/30/15	8,890,936 USD	11,600,000 AUD	—	(70,955)
Barclays Bank PLC	04/30/15	9,800,000 USD	246,301,440 CZK	—	(188,646)
Barclays Bank PLC	04/30/15	3,612,677 USD	3,400,000 EUR	44,602	—
Barclays Bank PLC	04/30/15	4,400,000 USD	1,238,733,020 HUF	30,070	—
Barclays Bank PLC	04/30/15	10,000,000 USD	2,778,610,000 HUF	—	(62,882)
Barclays Bank PLC	04/30/15	5,200,000 USD	20,377,109 ILS	—	(79,379)
Barclays Bank PLC	04/30/15	4,200,000 USD	508,918,200 JPY	45,183	—
Barclays Bank PLC	04/30/15	9,794,940 USD	1,167,296,600 JPY	—	(57,839)
Barclays Bank PLC	04/30/15	24,200,000 USD	361,560,731 MXN	—	(541,699)
Barclays Bank PLC	04/30/15	4,400,000 USD	34,369,709 NOK	—	(137,122)
Barclays Bank PLC	04/30/15	10,239,440 USD	13,600,000 NZD	—	(101,532)
Barclays Bank PLC	04/30/15	12,800,000 USD	47,595,932 PLN	—	(252,688)
Barclays Bank PLC	04/30/15	5,600,000 USD	46,309,838 SEK	—	(220,429)
Barclays Bank PLC	04/30/15	12,800,000 USD	17,431,040 SGD	—	(107,119)
Barclays Bank PLC	04/30/15	3,800,000 USD	9,966,260 TRY	3,529	—
Barclays Bank PLC	04/30/15	12,600,000 USD	147,913,929 ZAR	—	(464,308)
Deutshe Bank	04/30/15	6,400,000 GBP	9,508,954 USD	17,100	—
Deutshe Bank	04/30/15	581,567,622 NOK	77,302,187 USD	5,170,302	—
Deutshe Bank	04/30/15	33,367,896 SEK	4,000,000 USD	123,827	—
Deutshe Bank	04/30/15	1,200,000 USD	1,500,701 CAD	—	(15,537)
Deutshe Bank	04/30/15	7,416,605 USD	4,800,000 GBP	—	(297,714)
Deutshe Bank	04/30/15	1,800,000 USD	213,768,954 JPY	—	(16,829)
Deutshe Bank	04/30/15	5,990,281 USD	69,090,444 ZAR	—	(321,712)
J.P. Morgan Securities, Inc.	04/30/15	1,496,872 CAD	1,200,000 USD	18,560	—
J.P. Morgan Securities, Inc.	04/30/15	4,061,987 CAD	3,200,000 USD	—	(6,016)
J.P. Morgan Securities, Inc.	04/30/15	291,817,997 CZK	11,846,542 USD	459,008	—
J.P. Morgan Securities, Inc.	04/30/15	77,124,060 CZK	3,000,000 USD	—	(9,591)
J.P. Morgan Securities, Inc.	04/30/15	11,314,875 EUR	12,428,274 USD	257,199	—
J.P. Morgan Securities, Inc.	04/30/15	6,000,000 GBP	9,137,100 USD	238,486	—
J.P. Morgan Securities, Inc.	04/30/15	249,304 ILS	64,134 USD	1,486	—
J.P. Morgan Securities, Inc.	04/30/15	2,370,922,146 JPY	20,223,516 USD	446,275	—
J.P. Morgan Securities, Inc.	04/30/15	353,221,566 MXN	23,910,641 USD	798,003	—
J.P. Morgan Securities, Inc.	04/30/15	64,140,300 PLN	17,484,103 USD	575,340	—
J.P. Morgan Securities, Inc.	04/30/15	60,364,754 SEK	7,370,169 USD	357,913	—
J.P. Morgan Securities, Inc.	04/30/15	51,708,464 TRY	20,683,554 USD	949,508	—
J.P. Morgan Securities, Inc.	04/30/15	6,284,400 USD	8,000,000 AUD	—	(201,654)
J.P. Morgan Securities, Inc.	04/30/15	3,600,000 USD	91,928,829 CZK	—	(12,686)
J.P. Morgan Securities, Inc.	04/30/15	3,190,950 USD	3,000,000 EUR	36,061	—
J.P. Morgan Securities, Inc.	04/30/15	14,133,600 USD	13,000,000 EUR	—	(149,887)
J.P. Morgan Securities, Inc.	04/30/15	1,781,422 USD	1,200,000 GBP	—	(1,698)
J.P. Morgan Securities, Inc.	04/30/15	173,579 USD	46,734,061 HUF	—	(6,445)
J.P. Morgan Securities, Inc.	04/30/15	10,200,000 USD	39,573,246 ILS	—	(255,528)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	04/30/15	9,303,500 USD	139,380,474 MXN	—	(183,302)
J.P. Morgan Securities, Inc.	04/30/15	2,507,452 USD	3,400,000 NZD	27,025	—
J.P. Morgan Securities, Inc.	04/30/15	17,308,947 USD	63,918,443 PLN	—	(458,670)
J.P. Morgan Securities, Inc.	04/30/15	4,800,000 USD	12,822,240 TRY	93,487	—
J.P. Morgan Securities, Inc.	04/30/15	70,418,089 ZAR	6,000,000 USD	222,503	—
State Street Bank	04/30/15	10,998,372 CAD	8,800,000 USD	119,281	—
State Street Bank	04/30/15	3,378,612,302 HUF	12,200,000 USD	117,099	—
State Street Bank	04/30/15	60,069,324 ILS	15,200,000 USD	105,010	—
State Street Bank	04/30/15	1,822,100,000 JPY	15,200,000 USD	804	—
State Street Bank	04/30/15	102,779,013 NOK	12,400,000 USD	—	(347,690)
State Street Bank	04/30/15	3,200,000 USD	4,004,224 CAD	—	(39,574)
State Street Bank	04/30/15	9,543,883 USD	6,200,000 GBP	—	(348,649)
State Street Bank	04/30/15	15,400,000 USD	1,860,695,760 JPY	121,146	—
State Street Bank	04/30/15	10,200,000 USD	81,252,588 NOK	—	(122,234)
State Street Bank	04/30/15	12,194,515 USD	16,000,000 NZD	—	(267,564)
State Street Bank	04/30/15	142,597,476 ZAR	12,000,000 USD	300,500	—
UBS Securities LLC	04/30/15	11,800,000 AUD	9,082,873 USD	110,823	—
UBS Securities LLC	04/30/15	49,459,000 BRL	17,200,000 USD	1,817,342	—
UBS Securities LLC	04/30/15	7,921,210,001 CLP	12,503,883 USD	—	(149,949)
UBS Securities LLC	04/30/15	1,408,520 CNY	226,727 USD	—	(1,918)
UBS Securities LLC	04/30/15	23,732,903,998 COP	9,334,092 USD	238,456	—
UBS Securities LLC	04/30/15	110,584,795 EUR	127,052,751 USD	8,099,976	—
UBS Securities LLC	04/30/15	21,520,280 GBP	32,618,783 USD	702,007	—
UBS Securities LLC	04/30/15	1,510,728,000 INR	24,000,000 USD	—	(137,116)
UBS Securities LLC	04/30/15	17,462,950,000 KRW	15,800,000 USD	73,705	—
UBS Securities LLC	04/30/15	6,703,800,000 KRW	6,000,000 USD	—	(37,121)
UBS Securities LLC	04/30/15	73,599,740 MYR	20,163,627 USD	372,874	—
UBS Securities LLC	04/30/15	17,000,000 NZD	12,458,365 USD	—	(214,021)
UBS Securities LLC	04/30/15	394,400 PEN	127,720 USD	1,038	—
UBS Securities LLC	04/30/15	28,179,000 PEN	9,000,000 USD	—	(51,186)
UBS Securities LLC	04/30/15	689,920,000 PHP	15,400,000 USD	—	(24,790)
UBS Securities LLC	04/30/15	279,168,000 RUB	4,800,000 USD	69,722	—
UBS Securities LLC	04/30/15	70,836,000 RUB	1,200,000 USD	—	(259)
UBS Securities LLC	04/30/15	10,325,496 TRY	4,000,000 USD	59,372	—
UBS Securities LLC	04/30/15	3,400,000 USD	10,958,200 BRL	8,202	—
UBS Securities LLC	04/30/15	8,246,374 USD	23,172,310 BRL	—	(1,039,359)
UBS Securities LLC	04/30/15	12,800,000 USD	8,041,600,000 CLP	46,150	—
UBS Securities LLC	04/30/15	12,400,000 USD	76,353,000 CNY	—	(5,614)
UBS Securities LLC	04/30/15	4,600,000 USD	12,001,400,000 COP	—	(463)
UBS Securities LLC	04/30/15	49,916,938 USD	47,432,653 EUR	1,104,956	—
UBS Securities LLC	04/30/15	102,794 USD	1,311,000,004 IDR	—	(3,448)
UBS Securities LLC	04/30/15	3,400,000 USD	212,942,000 INR	2,205	—
UBS Securities LLC	04/30/15	22,688,427 USD	1,419,388,000 INR	—	(10,663)
UBS Securities LLC	04/30/15	2,200,000 USD	264,065,780 JPY	2,726	—
UBS Securities LLC	04/30/15	32,740,091 USD	35,932,116,002 KRW	—	(381,353)
UBS Securities LLC	04/30/15	20,200,000 USD	73,357,400 MYR	—	(474,412)
UBS Securities LLC	04/30/15	9,200,000 USD	28,428,000 PEN	—	(68,834)
UBS Securities LLC	04/30/15	15,468,709 USD	684,181,000 PHP	—	(172,228)
UBS Securities LLC	04/30/15	9,200,000 USD	538,200,000 RUB	—	(80,632)
UBS Securities LLC	04/30/15	173,558 USD	5,455,800 TWD	1,083	—
Westpac Treasury	04/30/15	1,448,750,400 JPY	12,000,000 USD	—	(84,870)
Westpac Treasury	04/30/15	17,177,596 SGD	12,743,969 USD	235,640	—
Westpac Treasury	04/30/15	15,284,147 USD	13,400,000 EUR	—	(870,166)
Westpac Treasury	04/30/15	8,928,891 USD	5,800,000 GBP	—	(326,898)
Westpac Treasury	04/30/15	10,600,000 USD	659,426,000 INR	—	(64,257)
Total				25,180,522	(9,659,129)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $524,914 were pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE(CBT)	(383)	USD	(49,371,094)	06/2015	—	(711,745)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $320,175,177 or 9.80% of net assets.

(c)	Variable rate security.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)	Principal and interest may not be guaranteed by the government.
(h)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2015, the value of these securities amounted to $35,350,088 or 1.08% of net assets.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	197,109,094	267,027,429	(387,189,355)	76,947,168	34,650	76,947,168

(k)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $3,715,843,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,417,000
Unrealized Depreciation	(39,932,000)
Net Unrealized Appreciation	$54,485,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	1,179,393,276	—	1,179,393,276
Residential Mortgage-Backed Securities - Agency	—	933,977,002	—	933,977,002
Residential Mortgage-Backed Securities - Non-Agency	—	226,777,231	—	226,777,231
Commercial Mortgage-Backed Securities - Agency	—	19,312,707	—	19,312,707
Commercial Mortgage-Backed Securities - Non-Agency	—	223,447,451	—	223,447,451
Asset-Backed Securities - Non-Agency	—	121,209,667	1,702,317	122,911,984
U.S. Treasury Obligations	715,497,142	—	—	715,497,142
U.S. Government & Agency Obligations	—	46,602,999	—	46,602,999
Foreign Government Obligations	—	140,432,600	—	140,432,600
Municipal Bonds	—	85,028,638	—	85,028,638
Total Bonds	715,497,142	2,976,121,571	1,702,317	3,693,381,030
Mutual Funds
Money Market Funds	76,947,168	—	—	76,947,168
Total Mutual Funds	76,947,168	—	—	76,947,168
Investments in Securities	792,444,310	2,976,181,571	1,702,317	3,770,328,198
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	25,180,522	—	25,180,522
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,659,129)	—	(9,659,129)
Futures Contracts	(711,745)	—	—	(711,745)
Total	791,732,565	2,991,702,964	1,702,317	3,285,137,846

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 95.6%
AUSTRALIA 1.2%
Australia Government Bond
02/21/22	1.250%	AUD	$299,039	$247,249
08/21/35	2.000%	AUD	2,287,894	2,285,325
Australia Government Index-Linked Bond
08/20/15	4.000%	AUD	174,220	134,100
08/20/20	4.000%	AUD	2,031,274	1,883,418
09/20/25	3.000%	AUD	2,372,797	2,353,785
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	10,871,694	10,275,613
Total				17,179,490
CANADA 3.1%
Canadian Government Bond
12/01/21	4.250%	CAD	7,174,663	7,688,279
12/01/26	4.250%	CAD	13,354,110	16,455,782
12/01/31	4.000%	CAD	5,835,644	7,738,591
12/01/36	3.000%	CAD	3,681,228	4,744,831
12/01/41	2.000%	CAD	3,688,344	4,303,702
12/01/44	1.500%	CAD	3,548,556	3,843,017
Total				44,774,202
DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	20,545,379	3,224,321
FRANCE 8.2%
France Government Bond OAT
07/25/24	0.250%	EUR	7,977,094	9,518,698
France Government Bond OAT
07/25/18	0.250%	EUR	367,819	415,688
07/25/19	1.300%	EUR	13,950,241	16,575,162
07/25/20	2.250%	EUR	13,984,352	17,773,521
07/25/21	0.100%	EUR	873,775	1,007,870
07/25/23	2.100%	EUR	6,071,914	8,252,805
03/01/25	0.100%	EUR	598,998	707,964
07/25/27	1.850%	EUR	3,639,082	5,233,561
07/25/29	3.400%	EUR	10,104,365	17,750,331
07/25/40	1.800%	EUR	9,593,115	17,170,051
France Government Bond OAT (b)
07/25/30	0.700%	EUR	13,851,631	18,473,322
French Treasury Note BTAN
07/25/16	0.450%	EUR	4,364,874	4,813,506
Total				117,692,479
GERMANY 4.0%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	5,450,254	6,172,084
04/15/30	0.500%	EUR	1,543,680	2,071,666
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/20	1.750%	EUR	27,951,251	34,492,093
04/15/23	0.100%	EUR	11,647,627	13,841,189
Total				56,577,032

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
ITALY 7.0%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	$8,087,958	$9,091,159
09/15/23	2.600%	EUR	6,241,927	8,268,769
09/15/26	3.100%	EUR	16,243,065	23,418,345
09/15/41	2.550%	EUR	19,341,650	30,784,398
Italy Buoni Poliennali Del Tesoro (b)
09/15/24	2.350%	EUR	21,804,962	28,634,731
Total				100,197,402
JAPAN 3.5%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,023,000,000	9,091,782
06/10/17	1.200%	JPY	824,800,000	7,450,592
09/10/23	0.100%	JPY	518,214,800	4,637,965
03/10/24	0.100%	JPY	366,489,200	3,278,492
09/10/24	0.100%	JPY	2,764,512,800	24,904,472
Total				49,363,303
MEXICO 1.1%
Mexican Udibonos
06/13/19	4.000%	MXN	227,804,841	15,992,636
NEW ZEALAND 1.7%
New Zealand Government Bond
09/20/30	3.000%	NZD	28,228,429	23,964,472
SPAIN 1.1%
Spain Government Inflation-Linked Bond (b)
11/30/19	0.550%	EUR	8,037,401	9,065,600
11/30/24	1.800%	EUR	4,958,201	6,301,762
Total				15,367,362
SWEDEN 1.2%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	50,947,557	7,820,933
06/01/22	0.250%	SEK	31,302,707	4,077,727
12/01/28	3.500%	SEK	30,060,720	5,855,768
Total				17,754,428
UNITED KINGDOM 21.0%
United Kingdom Gilt Inflation-Linked Bond
11/22/27	1.250%	GBP	1,719,205	3,322,347
03/22/29	0.125%	GBP	32,281	55,421
07/22/30	4.125%	GBP	16,060,104	42,965,508
11/22/32	1.250%	GBP	17,030,561	35,962,447
03/22/34	0.750%	GBP	18,558,181	36,961,702
01/26/35	2.000%	GBP	3,057,811	7,261,365
11/22/37	1.125%	GBP	20,475,986	45,974,036
03/22/40	0.625%	GBP	5,981,941	12,661,781
11/22/42	0.625%	GBP	2,615,220	5,768,477
03/22/44	0.125%	GBP	4,320,621	8,530,249
11/22/47	0.750%	GBP	10,881,490	26,264,860
03/22/50	0.500%	GBP	7,676,411	17,917,390

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM (CONTINUED)
03/22/52	0.250%	GBP	$5,567,393	$12,384,638
11/22/55	1.250%	GBP	6,340,189	19,441,431
03/22/58	0.125%	GBP	10,722,386	24,308,540
03/22/62	0.375%	GBP	276,236	719,522
03/22/68	0.125%	GBP	110,162	279,740
Total				300,779,454
UNITED STATES 42.3%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		35,556,953	36,215,326
01/15/20	1.375%		17,826,971	19,279,584
07/15/20	1.250%		21,813,029	23,644,974
01/15/21	1.125%		37,675,715	40,466,073
07/15/21	0.625%		11,888,402	12,459,604
01/15/22	0.125%		4,083,814	4,117,314
07/15/22	0.125%		37,017,999	37,399,729
01/15/23	0.125%		40,867,537	41,043,145
07/15/23	0.375%		25,076,122	25,712,830
01/15/24	0.625%		2,022,251	2,106,299
07/15/24	0.125%		7,972,425	1,716,845
01/15/25	0.250%		12,245,071	12,329,256
01/15/25	2.375%		61,942,906	63,678,465
01/15/26	2.000%		22,437,263	26,589,906
01/15/27	2.375%		20,199,453	24,921,075
01/15/28	1.750%		13,342,217	15,615,611
04/15/28	3.625%		15,381,493	21,695,119
04/15/32	3.375%		4,996,725	7,329,960
02/15/40	2.125%		26,139,944	34,898,864
02/15/41	2.125%		3,628,480	4,890,796
02/15/42	0.750%		56,911,257	57,551,509
02/15/43	0.625%		5,945,262	5,824,966
02/15/45	0.750%		7,617,131	1,967,955
U.S. Treasury Inflation-Indexed Bond (m)
01/15/29	2.500%		46,262,525	59,093,159
02/15/44	1.375%		22,116,313	25,995,315
Total				606,543,679
Total Inflation-Indexed Bonds (Cost: $1,341,709,132)				$1,369,410,260

Foreign Government Obligations(a)(c) 1.7%
BRAZIL —%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	394,455
GREECE —%
Hellenic Republic Government Bond (d)
10/15/42	0.000%	EUR	12,871,600	66,433
MEXICO 1.7%
Mexican Bonos
12/17/15	8.000%	MXN	348,130,000	23,570,068
Total Foreign Government Obligations (Cost: $28,617,660)				$24,030,956

Issuer	Notional ($)/ Contracts		Exercise Price ($)		Expiration Date	Value

Options Purchased Calls 0.2%
EUR Call / USD Put
	66,625,000		1.10		04/07/15	$120,325
OTC 5-Year Interest Rate Swap(e)
	79,600,000		2.10		02/12/16	1,709,139
USD Call / JPY Put
	30,000,000		124.00		04/27/15	1,065,810
	14,205,000		121.00		04/27/15	85,585
	30,000,000		121.00		04/27/15	180,750
USD Call / NOK Put
	28,540,000		8.60		05/07/15	103,572
Total Options Purchased Calls (Cost: $2,611,186)						$3,265,181

Options Purchased Puts(a) 0.2%
90DAY EURO$ Futures
	1,500		98.13		04/10/15	84,375
CHF Put / SEK Call
	13,885,000		8.25		08/28/15	74,269
EUR Put / USD Call
	66,625,000		1.05		04/07/15	101,004
GBP Put / USD Call
	9,235,000		1.49		04/30/15	208,762
	14,305,000		1.45		04/30/15	104,636
	4,765,000		1.49		04/30/15	107,715
Inflation Indexed Floor - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA(f)
	22,425,000	EUR		—	11/19/15	32,631
OTC 10-Year Interest Rate Swap (e)
	27,475,000		2.85		09/04/15	83,049
	54,950,000		2.85		09/04/15	166,097
	27,500,000		2.85		09/16/15	93,924
OTC 5-Year Interest Rate Swap(e)
	79,600,000		2.10		02/12/16	917,501
USD Put / NOK Call
	28,540,000		7.25		05/07/15	1,598
	33,080,000		7.00		07/15/15	7,807
USD Put / SEK Call
	29,070,000		7.80		08/28/15	111,309
Total Options Purchased Puts (Cost: $3,498,816)						$2,094,677

					Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.123% (g)(h)(i)					7,779,030	$7,779,030
Total Money Market Funds (Cost: $7,779,030)						$7,779,030
Total Investments
(Cost: $1,384,215,824) (j)						$1,406,580,104(k)
Other Assets & Liabilities, Net						26,051,095
Net Assets						$1,432,631,199

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	04/07/2015	4,840,000 EUR	5,146,467 USD	—	(58,108)
Citigroup Global Markets Inc.	04/07/2015	4,982,000 EUR	5,479,305 USD	122,034	—
Citigroup Global Markets Inc.	04/07/2015	14,677,100 GBP	22,514,809 USD	743,579	—
Citigroup Global Markets Inc.	04/07/2015	4,454,695 USD	4,198,000 EUR	59,521	—
Citigroup Global Markets Inc.	04/07/2015	37,986,370 USD	25,017,000 GBP	—	(877,479)
Citigroup Global Markets Inc.	04/07/2015	13,579,188 USD	9,191,000 GBP	54,253	—
Citigroup Global Markets Inc.	04/21/2015	1,855,000 AUD	1,447,926 USD	36,710	—
Citigroup Global Markets Inc.	04/21/2015	3,010,000 CAD	2,368,277 USD	—	(7,699)
Citigroup Global Markets Inc.	04/21/2015	53,352,000 CAD	44,432,415 USD	2,318,431	—
Citigroup Global Markets Inc.	04/21/2015	2,055,000 NZD	1,480,944 USD	—	(52,354)
Citigroup Global Markets Inc.	04/21/2015	462,771 USD	592,000 AUD	—	(12,399)
Citigroup Global Markets Inc.	05/07/2015	12,580,000 GBP	18,670,544 USD	14,713	—
Citigroup Global Markets Inc.	06/05/2015	72,740,000 EUR	82,683,558 USD	4,401,803	—
Citigroup Global Markets Inc.	06/05/2015	60,085,000 GBP	93,006,833 USD	3,916,408	—
Deutsche Bank Securities Inc.	04/07/2015	1,776,000 GBP	2,732,023 USD	97,599	—
Deutsche Bank Securities Inc.	04/07/2015	539,721 USD	510,000 EUR	8,695	—
Deutsche Bank Securities Inc.	04/07/2015	22,788,297 USD	14,885,000 GBP	—	(708,680)
Deutsche Bank Securities Inc.	04/21/2015	195,445,000 MXN	13,187,944 USD	391,384	—
Deutsche Bank Securities Inc.	04/21/2015	30,843,000 NZD	23,723,109 USD	710,208	—
Deutsche Bank Securities Inc.	04/30/2015	7,240,000 GBP	10,783,256 USD	45,596	—
Deutsche Bank Securities Inc.	04/30/2015	784,106,960 JPY	6,560,000 USD	19,308	—
Deutsche Bank Securities Inc.	05/05/2015	10,565,569 USD	7,170,000 GBP	67,906	—
Deutsche Bank Securities Inc.	06/05/2015	144,205,000 EUR	163,932,244 USD	8,740,871	—
Deutsche Bank Securities Inc.	06/05/2015	119,755,000 GBP	185,393,913 USD	7,828,399	—
Morgan Stanley	04/07/2015	2,655,000 EUR	2,817,634 USD	—	(37,355)
Morgan Stanley	04/07/2015	3,547,000 EUR	3,868,761 USD	54,582	—
Morgan Stanley	04/07/2015	64,083,000 GBP	98,583,519 USD	3,526,203	—
Morgan Stanley	04/07/2015	5,873,838,000 JPY	49,062,463 USD	83,365	—
Morgan Stanley	04/07/2015	4,947,365 USD	4,408,000 EUR	—	(207,331)
Morgan Stanley	04/07/2015	3,442,870 USD	3,264,000 EUR	66,991	—
Morgan Stanley	04/07/2015	19,409,326 USD	13,067,000 GBP	—	(26,433)
Morgan Stanley	04/21/2015	21,559,200 AUD	17,497,666 USD	1,096,218	—
Morgan Stanley	04/21/2015	20,172,710 DKK	3,128,845 USD	223,747	—
Morgan Stanley	04/21/2015	412,709,000 MXN	28,055,345 USD	1,033,648	—
Morgan Stanley	04/21/2015	139,834,000 SEK	17,205,355 USD	963,808	—
Morgan Stanley	04/21/2015	159,525 USD	211,000 NZD	—	(2,092)
Morgan Stanley	05/07/2015	44,352,000 EUR	47,633,822 USD	—	(81,641)
Morgan Stanley	06/15/2015	16,849,315 USD	2,040,752,351 JPY	183,955	—
Total				36,809,935	(2,071,571)

Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $7,951,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	790	USD	196,956,875	04/2015	—	(8,753)
90DAY EURO$ FUTR	9	USD	2,206,687	12/2017	345	—
AUST 10Y BOND FUT	272	AUD	27,486,113	06/2015	394,198	—
EURO-BOBL FUTURE	32	EUR	4,453,429	06/2015	—	(369)
LONG GILT	578	GBP	103,531,679	06/2015	1,904,751	—
US 10YR NOTE(CBT)	470	USD	60,585,937	06/2015	484,040	—
US 5YR NOTE (CBT)	312	USD	37,505,813	06/2015	417,746	—
Total			432,726,533		3,201,080	(9,122)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	(548)	USD	(136,102,650)	12/2015	—	(363,900)
EURO BUXL 30Y BND	(23)	EUR	(4,356,570)	06/2015	—	(101,563)
Euro-BTP Future	(58)	EUR	(8,767,203)	06/2015	—	(1,591)
EURO-BUND FUTURE	(158)	EUR	(26,971,665)	06/2015	—	(91,247)
Euro-OAT Future	(32)	EUR	(5,369,370)	06/2015	314	—
JPN 10Y BOND(OSE)	(79)	JPY	(96,972,360)	06/2015	—	(216,735)
US 2YR NOTE (CBT)	(316)	USD	(69,253,375)	06/2015	—	(205,028)
US LONG BOND(CBT)	(228)	USD	(37,363,500)	06/2015	—	(630,306)
US ULTRA BOND(CBT)	(474)	USD	(80,520,750)	06/2015	—	(1,492,055)
Total			(465,677,444)		314	(3,102,425)

Options Contracts Written Outstanding at March 31, 2015

At March 31, 2015, securities and cash totaling $413,980 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
CHF Call / SEK Put	Call	13,885,000	9.75	116,661	08/2015	115,561
EUR Call / USD Put	Call	26,715,000	1.15	80,718	05/2015	80,706
EUR Put / USD Call	Put	26,715,000	1.00	49,695	05/2015	49,690
GBP Call / USD Put	Call	4,765,000	1.58	30,148	04/2015	2,530
GBP Call / USD Put	Call	9,235,000	1.55	32,946	04/2015	19,097
GBP Put / USD Call	Put	14,305,000	1.49	330,647	04/2015	323,372
OTC 10-Year Interest Rate Swap (l)	Call	29,700,000	1.90	588,491	02/2017	702,943
OTC 10-Year Interest Rate Swap (l)	Put	29,700,000	2.90	848,127	02/2017	780,774
OTC 10-Year Interest Rate Swap (l)	Call	17,900,000	2.10	405,370	03/2017	550,020
OTC 10-Year Interest Rate Swap (l)	Call	8,930,000	2.10	170,357	03/2017	274,396
OTC 10-Year Interest Rate Swap (l)	Put	17,900,000	3.10	490,103	03/2017	389,466
OTC 10-Year Interest Rate Swap (l)	Put	8,930,000	3.10	262,405	03/2017	194,298
OTC 10-Year Interest Rate Swap (l)	Call	8,900,000	2.10	215,969	03/2017	275,146
OTC 10-Year Interest Rate Swap (l)	Put	8,900,000	3.10	224,937	03/2017	197,706
USD Call / JPY Put	Call	30,000,000	121.00	444,900	04/2015	180,750
USD Call / JPY Put	Call	14,205,000	124.00	79,548	04/2015	18,182
USD Put / JPY Call	Put	30,000,000	114.50	312,600	04/2015	14,280
Total						4,168,917

Interest Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $1,255,000 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.0456	02/15/2040	USD	5,400,000	(140)	—	(727,139)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.0649	02/15/2040	USD	5,200,000	(134)	—	(719,910)
Goldman Sachs International*	6-Month GBP LIBOR-BBA	Pay	2.3130	12/15/2044	GBP	11,500,000	(501)	1,442,650	—
Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.8000	02/25/2025	USD	18,400,000	222,286	—	(1,127,494)
Goldman Sachs*	3-Month USD LIBOR-BBA	Pay	2.2500	03/09/2025	USD	13,400,000	(275)	290,190	—
Goldman Sachs*	3-Month USD LIBOR-BBA	Pay	2.3300	03/11/2025	USD	7,400,000	(152)	214,220	—
Goldman Sachs*	3-Month USD LIBOR-BBA	Pay	2.2000	03/18/2025	USD	5,900,000	(122)	97,058	—
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	2.6200	07/02/2024	USD	21,900,000	(421)	—	(1,327,789)
Total								2,044,118	(3,902,332)

*Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at March 31, 2015

At March 31, 2015, securities and cash totaling $3,530,607 were pledged as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	07/02/2018	GBP	35,000,000	—	(2,121,631)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	07/02/2023	GBP	20,000,000	—	(2,141,029)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	29,000,000	—	(2,595,650)
Total						—	(6,858,310)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $62,475,415 or 4.36% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	Variable rate security.
(e)	Purchased swaption contracts outstanding at March 31, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call-OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.100	02/16/2021	79,600,000	1,386,282	1,709,139
Put-OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.100	02/16/2021	79,600,000	1,289,409	917,501
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.850	09/08/2025	54,950,000	422,483	166,097
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.850	09/08/2025	27,475,000	248,649	83,049
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.850	09/18/2025	27,500,000	178,076	93,924
Total							3,524,899	2,969,710

(f)	Purchased inflation indexed floor contracts outstanding at March 31, 2015:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	11/19/2015	EUR	22,425,000	32,631	(46,891)	—	(14,260)

(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,913,214	148,195,715	(162,329,899)	7,779,030	6,629	7,779,030

(i)	At March 31, 2015, cash or short-term securities were designated to cover open put and/or call options written.
(j)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,384,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,407,000
Unrealized Depreciation	(59,043,000)
Net Unrealized Appreciation	$22,364,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(l)	Written swaptions contracts outstanding at March 31, 2015:

At March 31, 2015, securities and cash totaling $1,732,148 were pledged as collateral to cover open written swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	1.900	02/15/2027	29,700,000	588,491	702,943
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.900	02/15/2027	29,700,000	848,127	780,774
Call-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.100	03/08/2027	17,900,000	405,370	550,020
Call-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.100	03/08/2027	8,930,000	170,357	274,396
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.100	03/08/2027	17,900,000	490,103	389,466
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.100	03/08/2027	8,930,000	262,405	194,298
Call-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.100	03/20/2027	8,900,000	215,969	275,146
Put-OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.100	03/20/2027	8,900,000	224,937	197,706
Total							3,205,759	3,364,749

(m)

This security, or a portion of this security, has been pledged as collateral in connection with open options contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	1,369,410,260	—	1,369,410,260
Foreign Government Obligations	—	24,030,956	—	24,030,956
Total Bonds	—	1,393,441,216	—	1,393,441,216
Other
Options Purchased Calls	—	3,265,181	—	3,265,181
Options Purchased Puts	84,375	2,010,302	—	2,094,677
Total Other	84,375	5,275,483	—	5,359,858
Mutual Funds
Money Market Funds	7,779,030	—	—	7,779,030
Total Mutual Funds	7,779,030	—	—	7,779,030
Investments in Securities	7,863,405	1,398,716,699	—	1,406,580,104
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	36,809,935	—	36,809,935
Futures Contracts	3,201,394	—	—	3,201,394
Swap Contracts	—	2,044,118	—	2,044,118
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,071,571)	—	(2,071,571)
Futures Contracts	(3,111,547)	—	—	(3,111,547)
Options Contracts Written	—	(4,168,917)	—	(4,168,917)
Swap Contracts	—	(10,760,642)	—	(10,760,642)
Total	7,953,252	1,420,569,622	—	1,428,522,874

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
AUSTRALIA 4.0%
Amcor Ltd.	385,000	$4,102,159
Austbrokers Holdings Ltd.	109,814	723,971
Beadell Resources Ltd.	455,569	89,035
Challenger Ltd.	1,135,000	6,161,305
Domino’s Pizza Enterprises Ltd.	217,221	6,126,715
Estia Health Ltd. (a)	420,000	1,960,944
Insurance Australia Group Ltd.	470,000	2,175,625
Spotless Group Holdings Ltd.	4,223,179	7,284,441
Total		28,624,195
BELGIUM 0.2%
EVS Broadcast Equipment SA	45,025	1,675,821
BRAZIL 1.1%
Linx SA	127,000	1,852,742
Localiza Rent a Car SA	320,000	3,667,685
Odontoprev SA	597,600	2,050,327
Total		7,570,754
CAMBODIA 0.5%
NagaCorp Ltd.	5,261,670	3,493,527
CANADA 4.4%
AG Growth International, Inc.	45,643	1,854,478
Baytex Energy Corp.	122,245	1,933,257
CAE, Inc.	269,810	3,148,547
CCL Industries, Inc., Class B	72,276	8,131,799
DeeThree Exploration Ltd. (a)	283,676	1,426,723
Keyera Corp.	33,000	2,195,136
Onex Corp.	41,282	2,397,293
PrairieSky Royalty Ltd.	91,000	2,146,840
RONA, Inc.	180,201	2,304,888
ShawCor Ltd.	93,638	2,602,390
Vermilion Energy, Inc.	80,000	3,363,468
Total		31,504,819
CHILE 0.2%
Sociedad Quimica y Minera de Chile SA, ADR	79,000	1,441,750
CHINA 2.0%
AMVIG Holdings Ltd.	3,900,000	1,740,566
Bitauto Holdings Ltd., ADR (a)	50,448	2,566,794
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	8,120,000	4,388,538
Sino Biopharmaceutical Ltd.	2,156,000	2,181,189

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
WuXi PharmaTech (Cayman), Inc. ADR (a)	76,000	$2,947,280
Total		13,824,367
DENMARK 1.5%
Novozymes A/S, Class B	115,394	5,267,620
SimCorp AS	172,348	5,655,105
Total		10,922,725
EGYPT 0.3%
Commercial International Bank Egypt SAE	282,000	2,078,796
FINLAND 1.1%
Konecranes OYJ	61,000	1,922,173
Sponda OYJ	661,000	2,836,504
Tikkurila OYJ	146,369	2,791,139
Total		7,549,816
FRANCE 2.4%
Eurofins Scientific SE	8,300	2,233,929
Eutelsat Communications SA	100,000	3,317,125
Hi-Media SA (a)	150,963	357,111
Neopost SA	118,393	6,511,503
Norbert Dentressangle SA	14,101	2,386,385
Saft Groupe SA	62,817	2,295,753
Total		17,101,806
GERMANY 3.3%
Aurelius AG	67,897	2,835,511
ElringKlinger AG	66,500	1,993,705
MTU Aero Engines AG	55,390	5,426,515
Norma Group SE	69,720	3,500,430
Rational AG	10,529	3,519,449
Wirecard AG	145,843	6,146,582
Total		23,422,192
GUATEMALA 0.2%
Tahoe Resources, Inc.	137,664	1,508,647
GUERNSEY 0.5%
Assura PLC	3,577,000	3,303,061
HONG KONG 2.3%
China Everbright International Ltd.	2,574,000	4,317,107
Kingboard Chemical Holdings Ltd.	380,500	602,163
Lifestyle International Holdings Ltd.	1,184,000	2,110,618

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Melco Crown Entertainment Ltd., ADR	155,000	$3,326,300
Melco International Development Ltd.	1,300,890	2,189,099
Newocean Energy Holdings Ltd.	2,970,000	1,468,691
Sa Sa International Holdings Ltd.	2,279,000	1,114,207
Vitasoy International Holdings Ltd.	905,000	1,414,819
Total		16,543,004
INDIA 3.8%
Adani Ports & Special Economic Zone Ltd.	515,261	2,537,085
Asian Paints Ltd.	289,795	3,759,628
Bharti Infratel Ltd.	562,799	3,462,341
Bosch Ltd.	7,560	3,070,974
Colgate-Palmolive Co.	77,862	2,505,201
Container Corp. of India Ltd.	107,255	2,713,375
United Breweries Ltd.	167,567	2,677,883
Zee Entertainment Enterprises Ltd.	1,182,006	6,454,426
Total		27,180,913
INDONESIA 1.6%
PT Ace Hardware Indonesia Tbk	29,205,100	1,641,049
PT Arwana Citramulia Tbk	18,511,900	1,146,818
PT Link Net Tbk (a)	3,840,000	1,754,799
PT Matahari Department Store Tbk	1,707,500	2,567,764
PT Mayora Indah Tbk	537,667	1,187,163
PT MNC Sky Vision Tbk (a)	4,811,300	607,162
PT Surya Citra Media Tbk	1,024,500	265,822
PT Tower Bersama Infrastructure Tbk	2,960,000	2,145,010
Total		11,315,587
ISRAEL 0.6%
Caesarstone Sdot-Yam Ltd.	69,369	4,211,392
ITALY 0.6%
Industria Macchine Automatiche SpA	34,291	1,613,376
Pirelli & C SpA	174,000	2,880,174
Total		4,493,550
JAPAN 22.0%
Aeon Credit Service Co., Ltd.	140,000	3,531,666
Aeon Mall Co., Ltd.	243,000	4,812,157
Aica Kogyo Co., Ltd.	90,900	2,116,648
Aozora Bank Ltd.	718,000	2,544,994
Ariake Japan Co., Ltd.	78,400	2,691,399
Asahi Diamond Industrial Co., Ltd.	181,000	2,065,749
Benesse Holdings, Inc.	118,300	3,721,489
Daiseki Co., Ltd.	138,500	2,497,457

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Disco Corp.	26,400	$2,693,618
Doshisha Co., Ltd.	137,000	2,126,330
Ezaki Glico Co., Ltd.	67,000	2,708,602
Familymart Co., Ltd.	89,000	3,728,963
Glory Ltd.	162,000	4,511,363
Hamamatsu Photonics KK	70,000	2,109,952
Hikari Tsushin, Inc.	28,000	1,813,437
Hirose Electric Co., Ltd.	24,255	3,122,846
Hoshizaki Electric Co., Ltd.	35,000	2,272,857
Icom, Inc.	71,000	1,706,329
IHI Corp.	378,000	1,767,426
Industrial & Infrastructure Fund Investment Corp.	454	2,113,112
Japan Airport Terminal Co., Ltd.	54,000	3,265,710
Japan Retail Fund Investment Corp.	1,040	2,066,565
Jin Co., Ltd.	81,000	2,804,961
Kaken Pharmaceutical Co., Ltd.	61,100	1,766,381
Kansai Paint Co., Ltd.	282,811	5,147,094
Kenedix Office Investment Corp.	539	2,957,498
Kenedix Retail REIT Corp. (a)	136	315,578
Kintetsu World Express, Inc.	64,700	2,908,118
Makita Corp.	22,900	1,186,685
Milbon Co., Ltd.	62,360	2,001,527
MISUMI Group, Inc.	58,000	2,337,476
MonotaRO Co., Ltd	31,100	1,126,384
Moshi Moshi Hotline, Inc.	233,000	2,542,387
Nabtesco Corp.	78,800	2,276,471
Nakanishi, Inc.	56,000	2,185,341
NGK Insulators Ltd.	241,000	5,134,875
NGK Spark Plug Co., Ltd.	129,500	3,476,299
Nihon Parkerizing Co., Ltd.	156,080	1,888,021
Nippon Kayaku Co., Ltd.	283,000	3,543,344
Nippon Paint Holdings Co., Ltd	56,000	2,047,178
Nippon Shokubai Co., Ltd.	187,000	2,737,162
NOF Corp.	473,000	3,508,744
Obic Co., Ltd.	68,000	2,883,563
Omron Corp.	46,000	2,072,261
ORIX JREIT, Inc.	2,510	3,594,954
OSG Corp.	138,000	2,683,729
Otsuka Corp.	56,200	2,394,973
Park24 Co., Ltd.	174,000	3,559,995
Recruit Holdings Co., Ltd.	112,000	3,494,564
Rinnai Corp.	28,000	2,075,106
Rohto Pharmaceutical Co., Ltd.	152,000	2,160,470
Santen Pharmaceutical Co., Ltd.	243,500	3,551,648
Stanley Electric Co., Ltd.	93,000	2,099,226
Suruga Bank Ltd.	130,000	2,699,667
Tamron Co., Ltd.	123,000	2,646,475

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
TOTO Ltd.	172,000	$2,554,021
Toyo Suisan Kaisha Ltd.	33,800	1,189,163
Ushio, Inc.	342,900	4,250,435
Total		155,790,443
KAZAKHSTAN 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR	451,035	3,333,149
MALAYSIA 0.4%
7-Eleven Malaysia Holdings Bhd	3,882,500	1,677,332
Aeon Co., Bhd	1,532,900	1,223,769
Astro Malaysia Holdings Bhd	37,100	32,005
Total		2,933,106
MEXICO 0.7%
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	22,374	3,007,513
Qualitas Controladora SAB de CV (a)	1,067,800	1,932,100
Total		4,939,613
NETHERLANDS 2.4%
Aalberts Industries NV	188,525	5,933,344
Arcadis NV	69,391	2,228,485
Brunel International NV	108,000	2,065,870
Core Laboratories NV	10,136	1,059,111
Gemalto NV	29,380	2,340,951
Koninklijke Vopak NV	64,523	3,560,826
Total		17,188,587
NEW ZEALAND 1.0%
Auckland International Airport Ltd.	947,148	3,181,379
Ryman Healthcare Ltd.	366,000	2,141,920
SKYCITY Entertainment Group Ltd.	654,958	2,004,607
Total		7,327,906
NORWAY 0.7%
Atea ASA	220,500	2,484,002
Orkla ASA	327,087	2,468,631
Total		4,952,633
PANAMA 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	78,000	2,557,620

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 1.2%
Melco Crown Philippines Resorts Corp. (a)	7,837,000	$1,605,478
Puregold Price Club, Inc.	2,794,000	2,595,937
Robinsons Retail Holdings, Inc.	1,390,000	2,612,081
Universal Robina Corp.	278,985	1,409,221
Total		8,222,717
SINGAPORE 3.5%
Ascendas Real Estate Investment Trust	1,141,000	2,152,191
CDL Hospitality Trusts	1,621,900	2,074,132
Mapletree Commercial Trust	5,000,000	5,829,512
Mapletree Greater China Commercial Trust	4,828,000	3,658,258
Mapletree Industrial Trust	1,349,377	1,552,206
Mapletree Logistics Trust	1,882,696	1,707,987
Petra Foods Ltd.	737,000	2,050,967
Singapore Exchange Ltd.	1,000,000	5,929,364
Total		24,954,617
SOUTH AFRICA 4.4%
Coronation Fund Managers Ltd.	1,210,543	9,784,782
Mr. Price Group Ltd.	231,883	4,959,540
Naspers Ltd., Class N	44,158	6,773,441
Northam Platinum Ltd. (a)	734,610	2,776,806
Rand Merchant Insurance Holdings Ltd.	1,718,171	6,542,666
Total		30,837,235
SOUTH KOREA 2.9%
Cheil Worldwide, Inc. (a)	105,400	2,283,346
CJ Corp.	22,455	3,558,148
CJ Hellovision Co., Ltd.	52,211	580,422
Grand Korea Leisure Co., Ltd.	41,615	1,416,641
KT&G Corp.	48,370	3,867,158
LF Corp.	100,158	2,858,087
LS Industrial Systems Co., Ltd.	53,303	3,062,413
Nongshim Co., Ltd.	13,100	2,873,255
Total		20,499,470
SPAIN 2.4%
Bolsas y Mercados Españoles SHMSF SA	70,000	3,117,324
Distribuidora Internacional de Alimentacion SA	914,507	7,136,778
Prosegur Cia de Seguridad SA, Registered Shares	591,000	3,365,659

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Viscofan SA	60,817	$3,715,828
Total		17,335,589
SWEDEN 3.3%
Hexagon AB, Class B	155,936	5,536,521
Mekonomen AB	90,000	2,377,455
Modern Times Group MTG AB, Class B	103,000	3,154,249
Recipharm AB, B Shares (a)	87,780	1,870,338
Sweco AB, Class B	278,488	3,573,461
Swedish Match AB	77,564	2,280,590
Unibet Group PLC, SDR	85,789	4,706,757
Total		23,499,371
SWITZERLAND 2.0%
Geberit AG	15,698	5,874,438
Inficon Holding AG	6,310	2,254,731
Partners Group Holding AG	19,298	5,753,261
Total		13,882,430
TAIWAN 4.6%
Advantech Co., Ltd.	270,051	2,053,487
Chroma ATE, Inc.	688,000	1,707,238
Delta Electronics, Inc.	342,000	2,155,092
Far EasTone Telecommunications Co., Ltd.	1,271,000	3,066,219
Ginko International Co., Ltd.	165,000	1,895,590
Hermes Microvision, Inc.	19,500	1,121,874
Largan Precision Co., Ltd.	27,000	2,321,136
Lite-On Technology Corp.	899,684	1,163,842
Novatek Microelectronics Corp., Ltd.	510,000	2,632,074
PChome Online, Inc.	200,000	2,597,528
President Chain Store Corp.	830,000	6,238,398
St. Shine Optical Co., Ltd.	185,000	2,977,981
Vanguard International Semiconductor Corp.	1,221,000	2,072,613
Voltronic Power Technology Corp.	90,000	891,051
Total		32,894,123
THAILAND 1.0%
Airports of Thailand PCL	366,800	3,152,191
Home Product Center PCL, Foreign Registered Shares	9,053,195	2,267,472
Robinson Department Store PCL, Foreign Registered Shares	1,320,000	1,926,229
Total		7,345,892
UNITED KINGDOM 9.8%
Abcam PLC	430,000	3,088,664

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Aggreko PLC	178,571	$4,039,365
Babcock International Group PLC	300,000	4,376,360
Cable & Wireless Communications PLC	4,000,000	3,607,154
Charles Taylor PLC	1,900,000	6,278,120
Connect Group PLC	1,211,142	2,771,268
Domino’s Pizza Group PLC	230,851	2,654,352
Elementis PLC	480,754	2,065,010
Fidessa Group PLC	84,072	2,751,156
Halfords Group PLC	393,425	2,678,512
Halma PLC	235,000	2,428,114
Jardine Lloyd Thompson Group PLC	240,000	3,727,488
Ocado Group PLC (a)	400,000	2,084,515
Polypipe Group PLC	667,195	2,726,412
PureCircle Ltd. (a)	275,992	2,118,679
Rightmove PLC	78,000	3,460,373
RPS Group PLC	511,338	1,708,943
Shaftesbury PLC	140,000	1,722,005
Smith & Nephew PLC	115,000	1,960,930
Spirax-Sarco Engineering PLC	114,008	5,764,761
WH Smith PLC	213,108	4,094,735
Whitbread PLC	42,473	3,298,026
Total		69,404,942
UNITED STATES 1.7%
Aveva Group PLC	77,400	1,691,918
Cimarex Energy Co.	32,000	3,682,880
Hornbeck Offshore Services, Inc. (a)	54,196	1,019,427
Synageva Biopharma Corp. (a)	30,000	2,925,900
Textainer Group Holdings Ltd.	83,579	2,506,534
Total		11,826,659
Total Common Stocks (Cost: $576,589,978)		$677,492,824

Rights 0.1%
UNITED KINGDOM 0.1%
Charles Taylor PLC (a)	814,285	$803,261
Total Rights (Cost: $—)		$803,261

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.123% (d)(e)	26,662,624	$26,662,624
Total Money Market Funds (Cost: $26,662,624)		$26,662,624
Total Investments
(Cost: $603,252,602) (f)		$704,958,709(g)
Other Assets & Liabilities, Net		4,381,265
Net Assets		$709,339,974

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $4,388,538, which represents 0.62% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $4,388,538, which represents 0.62% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sihuan Pharmaceutical Holdings Group Ltd.	12-24-2013 - 03-09-2015	4,790,025

(d)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,441,286	14,319,611	(38,098,273)	26,662,624	13,493	26,662,624

(f)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $603,253,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$134,298,000
Unrealized Depreciation	(32,592,000)
Net Unrealized Appreciation	$101,706,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,631,188	118,164,082	—	123,795,270
Consumer Staples	—	61,149,575	—	61,149,575
Energy	19,429,232	5,029,517	—	24,458,749
Financials	6,887,012	107,913,407	—	114,800,419
Health Care	7,923,507	29,975,324	4,388,538	42,287,369
Industrials	18,396,149	146,717,538	—	165,113,687
Information Technology	4,419,537	74,886,994	—	79,306,531
Materials	11,082,196	41,463,505	—	52,545,701
Telecommunication Services	—	14,035,523	—	14,035,523
Rights
Financials	—	803,261	—	803,261
Total Equity Securities	73,768,821	600,138,726	4,388,538	678,296,085
Mutual Funds
Money Market Funds	26,662,624	—	—	26,662,624
Total Mutual Funds	26,662,624	—	—	26,662,624
Total	100,431,445	600,138,726	4,388,538	704,958,709

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	4,888,917	4,888,917	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 21.0%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	260,421	$3,052,128
International 5.9%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	262,385	3,376,892
Variable Portfolio – DFA International Value Fund, Class 1 (a)	1,252,273	12,998,600
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	2,126,100	27,384,176
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	158,556	1,384,192
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,361,562	27,110,731
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	2,210,604	23,189,233
Total		95,443,824
U.S. Large Cap 13.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	1,883,342	30,886,810
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,138,239	22,525,738
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	565,531	7,159,625
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	516,125	18,859,201
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	302,806	5,441,424
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	856,003	16,580,766
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	705,188	13,624,230
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	1,438,705	27,177,141
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	1,143,793	21,034,357
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	888,936	17,912,065
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	1,823,599	28,466,385
Total		209,667,742
U.S. Mid Cap 1.2%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	53,584	1,110,259

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	192,985	$3,608,809
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	446,070	8,952,634
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	285,118	5,596,865
Total		19,268,567
U.S. Small Cap 0.7%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	11,866	231,868
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	53,495	1,051,175
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	457,765	10,592,686
Total		11,875,729
Total Equity Funds (Cost: $274,382,569)		$339,307,990

Fixed-Income Funds 71.0%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	384,507	3,468,252
Floating Rate 0.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	651,474	6,325,811
High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	1,207,834	11,257,016
Inflation Protected Securities 2.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	3,279,242	32,038,193
Investment Grade 66.7%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	14,298,031	145,410,975
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	7,525,305	78,413,678
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	9,632,395	98,635,728
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	8,675,380	93,433,846
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	17,858,246	200,726,680
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	14,716,577	163,648,334

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	11,570,200	$122,759,826
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	16,848,680	172,530,480
Total		1,075,559,547
Multisector 1.0%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	1,922,141	17,126,272
Total Fixed-Income Funds (Cost: $1,125,691,008)		$1,145,775,091

Alternative Investment Funds 2.0%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	173,130	1,192,869
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	2,676,757	26,633,737

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	272,394	$3,227,865
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1 (a)(b)	103,454	698,313
Total Alternative Investment Funds (Cost: $31,652,900)		$31,752,784

Money Market Funds 6.0%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	95,982,732	95,982,732
Total Money Market Funds (Cost: $95,982,732)		$95,982,732
Total Investments (Cost: $1,527,709,209)		$1,612,818,597(d)
Other Assets & Liabilities, Net		(48,803)
Net Assets		$1,612,769,794

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	96,010,205	2,367	(29,840)	—	95,982,732	—	2,367	95,982,732
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	1,660,350	—	—	—	1,660,350	—	—	1,192,869
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	24,728,727	15,789	—	—	24,744,516	—	—	30,886,810
Columbia Variable Portfolio – Core Bond Fund, Class 1	147,992,763	—	(9,541,941)	388,113	138,838,935	—	—	145,410,975
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	84,236,441	78,945	(5,725,164)	(354,511)	78,235,711	—	—	78,413,678
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	16,792,404	—	(954,194)	418,012	16,256,222	—	—	22,525,738
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	3,632,354	57,263	—	—	3,689,617	—	57,263	3,468,252
Columbia Variable Portfolio – Global Bond Fund, Class 1	1,454,086	—	(1,425,901)	(28,185)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	12,584,966	—	(1,908,388)	125,143	10,801,721	—	—	11,257,016
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	5,023,576	—	—	—	5,023,576	—	—	7,159,625
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	15,200,340	15,789	—	—	15,216,129	—	—	18,859,201

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	113,816,297	26,315	(13,358,716)	(294,706)	100,189,190	—	—	98,635,728
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	981,658	—	—	—	981,658	—	—	1,110,259
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	3,252,331	—	—	—	3,252,331	—	—	3,608,809
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	26,297,386	—	—	—	26,297,386	—	—	26,633,737
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	4,375,295	—	—	—	4,375,295	—	—	5,441,424
Columbia Variable Portfolio – Strategic Income Fund, Class 1	22,963,950	26,315	(6,177,812)	126,858	16,939,311	—	—	17,126,272
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	99,906,235	52,630	(9,541,940)	235,673	90,652,598	—	—	93,433,846
Variable Portfolio – American Century Diversified Bond Fund, Class 1	207,213,028	105,260	(10,496,135)	472,313	197,294,466	—	—	200,726,680
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	3,583,817	—	(954,193)	127,215	2,756,839	—	—	3,227,865
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	35,331,116	—	(6,679,358)	464,001	29,115,759	—	—	32,038,193
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	4,640,122	14,647	(954,194)	(52,679)	3,647,896	—	14,647	3,376,892
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	1,087,145	—	(954,194)	75,303	208,254	—	—	231,868
Variable Portfolio – DFA International Value Fund, Class 1	13,458,230	55,922	—	—	13,514,152	—	50,660	12,998,600
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	8,480,215	—	(1,908,387)	(82,609)	6,489,219	—	—	6,325,811
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	938,326	—	—	—	938,326	—	—	698,313
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	10,827,130	—	—	—	10,827,130	—	—	16,580,766
Variable Portfolio – Invesco International Growth Fund, Class 1	26,991,167	60,515	—	—	27,051,682	—	55,253	27,384,176
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	179,968,674	105,260	(19,083,881)	491,293	161,481,346	—	—	163,648,334
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	7,655,662	—	—	—	7,655,662	—	—	8,952,634
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	11,210,703	—	—	—	11,210,703	—	—	13,624,230
Variable Portfolio – MFS Value Fund, Class 1	19,989,146	—	(954,193)	466,349	19,501,302	—	—	27,177,141
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	2,311,241	413,697	(1,041,999)	78,895	1,761,834	390,499	23,198	1,384,192

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	3,037,223	—	—	—	3,037,223	—	—	3,052,128
Variable Portfolio – NFJ Dividend Value Fund, Class 1	13,178,972	—	—	—	13,178,972	—	—	21,034,357
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	12,948,747	—	(954,194)	366,877	12,361,430	—	—	17,912,065
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	1,798,509	—	(954,194)	113,244	957,559	—	—	1,051,175
Variable Portfolio – Partners Small Cap Value Fund, Class 1	9,454,623	—	(1,908,388)	643,324	8,189,559	—	—	10,592,686
Variable Portfolio – Pyramis® International Equity Fund, Class 1	24,295,861	1,254,198	—	—	25,550,059	—	206,935	27,110,731
Variable Portfolio – Pyrford International Equity Fund, Class 1	21,739,370	160,380	—	—	21,899,750	—	160,380	23,189,233
Variable Portfolio – Sit Dividend Growth Fund, Class 1	19,336,422	15,789	—	—	19,352,211	—	—	28,466,385
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	118,960,775	—	—	—	118,960,775	—	—	122,759,826
Variable Portfolio – Victory Established Value Fund, Class 1	5,436,536	—	(954,194)	145,122	4,627,464	—	—	5,596,865
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	172,933,939	68,420	—	—	173,002,359	—	—	172,530,480
Total	1,617,716,063	2,529,501	(96,461,400)	3,925,045	1,527,709,209	390,499	570,703	1,612,818,597

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	339,307,990	—	—	339,307,990
Fixed-Income Funds	1,145,775,091	—	—	1,145,775,091
Alternative Investment Funds	31,752,784	—	—	31,752,784
Money Market Funds	95,982,732	—	—	95,982,732
Total Mutual Funds	1,612,818,597	—	—	1,612,818,597

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
AUSTRALIA 6.6%
Alumina Ltd.	858,644	$1,044,896
AMP Ltd.	151,816	740,992
Asciano Ltd.	593,228	2,852,824
Bank of Queensland Ltd.	160,148	1,678,156
Beach Energy Ltd	5,042	3,880
Bendigo & Adelaide Bank Ltd.	208,201	1,983,918
BHP Billiton Ltd.	294,059	6,835,117
BHP Billiton Ltd., ADR	37,095	1,723,805
BlueScope Steel Ltd.	46,081	146,062
Boral Ltd.	393,776	1,908,800
Echo Entertainment Group Ltd.	361,800	1,241,145
Fairfax Media Ltd.	375,405	271,772
Fortescue Metals Group Ltd.	416,624	616,728
GrainCorp Ltd., Class A	34,168	244,131
Harvey Norman Holdings Ltd.	287,196	970,730
Incitec Pivot Ltd.	793,451	2,450,772
Lend Lease Group	187,384	2,366,770
Macquarie Group Ltd.	5,001	290,690
Macquarie Group Ltd.	231,047	13,429,935
National Australia Bank Ltd.	458,895	13,433,832
New Hope Corp., Ltd.	2,741	5,064
Newcrest Mining Ltd. (a)	419,149	4,227,332
Orica Ltd.	130,494	1,981,586
Origin Energy Ltd.	460,450	3,946,865
Primary Health Care Ltd	44,822	187,307
Qantas Airways Ltd. (a)	592,352	1,405,002
QBE Insurance Group Ltd.	396,492	3,919,251
Rio Tinto Ltd.	17,063	739,340
Santos Ltd.	667,074	3,608,464
Seven Group Holdings Ltd.	42,656	233,195
Sims Metal Management Ltd.	26,527	249,122
Suncorp Group Ltd.	571,222	5,857,657
Tabcorp Holdings Ltd	161,377	581,441
Tatts Group Ltd.	719,045	2,175,383
Toll Holdings Ltd.	354,237	2,383,328
Treasury Wine Estates Ltd.	292,784	1,137,587
Wesfarmers Ltd.	362,056	12,090,465
Woodside Petroleum Ltd.	253,024	6,628,959
WorleyParsons Ltd.	81,344	588,703
Total		106,181,006
AUSTRIA 0.1%
Erste Group Bank AG	43,396	1,066,858
OMV AG	5,815	159,515
Raiffeisen Bank International AG	27,151	377,322
Total		1,603,695

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM 1.6%
Ageas	99,435	$3,570,960
Belgacom SA	19,109	668,592
Colruyt SA	10,234	445,412
Delhaize Group SA	87,793	7,887,334
KBC Groep NV (a)	96,304	5,951,815
Solvay SA	32,929	4,759,891
UCB SA	18,574	1,341,806
Umicore SA	30,334	1,266,906
Total		25,892,716
CANADA 8.0%
Agnico Eagle Mines Ltd.	52,164	1,457,462
Agrium, Inc.	50,795	5,296,395
Bank of Montreal	91,183	5,468,244
Barrick Gold Corp.	86,434	945,175
Barrick Gold Corp.	453,570	4,971,127
Blackberry Ltd. (a)	154,986	1,381,542
Bonavista Energy Corp.	61,742	311,013
Cameco Corp.	86,882	1,210,744
Cameco Corp.	10,584	147,435
Canadian Natural Resources Ltd.	283,816	8,715,989
Canadian Natural Resources Ltd.	177,334	5,435,321
Canadian Oil Sands Ltd.	196,781	1,530,372
Canadian Tire Corp., Ltd., Class A	54,329	5,534,776
Cenovus Energy, Inc.	106,630	1,799,914
Crescent Point Energy Corp.	115,398	2,578,006
Crescent Point Energy Corp.	19,514	435,100
Eldorado Gold Corp.	176,636	810,276
Empire Co., Ltd., Class A	15,249	1,063,234
Enbridge Income Fund Holdings, Inc.	8,000	235,601
EnCana Corp.	232,528	2,592,687
EnCana Corp.	173,499	1,936,975
Enerplus Corp.	112,724	1,142,771
Enerplus Corp.	27,360	277,430
Ensign Energy Services, Inc.	52,725	413,374
Fairfax Financial Holdings Ltd.	10,153	5,691,548
First Quantum Minerals Ltd.	292,473	3,544,637
Genworth MI Canada, Inc.	14,910	329,620
George Weston Ltd.	14,996	1,187,793
Goldcorp, Inc.	203,000	3,673,570
Goldcorp, Inc.	2,887	52,312
Hudson’s Bay Co.	11,501	238,093
Husky Energy, Inc.	135,477	2,765,055
IAMGOLD Corp. (a)	5,200	9,689
Industrial Alliance Insurance & Financial Services, Inc.	43,410	1,452,198
Kinross Gold Corp. (a)	502,300	1,114,416
Loblaw Companies Ltd.	11,501	562,269

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Lundin Mining Corp. (a)	256,111	$1,033,301
Magna International, Inc.	84,942	4,541,015
Manulife Financial Corp.	12,687	215,806
Manulife Financial Corp.	515,954	8,762,521
Maple Leaf Foods, Inc.	13,469	246,505
MEG Energy Corp. (a)	20,232	326,830
New Gold, Inc. (a)	26,750	89,762
Pacific Rubiales Energy Corp.	191,132	455,741
Pan American Silver Corp.	6,100	53,497
Pan American Silver Corp.	29,214	256,492
Pengrowth Energy Corp.	213,366	640,157
Penn West Petroleum Ltd.	217,479	358,873
Precision Drilling Corp.	150,594	955,964
Sun Life Financial, Inc.	115,420	3,556,782
Suncor Energy, Inc.	613,285	17,920,870
Talisman Energy, Inc.	592,960	4,545,925
Teck Resources Ltd.	200	3,171
Teck Resources Ltd., Class B	218,255	2,994,964
Thomson Reuters Corp.	56,600	2,294,746
TMX Group Ltd.	2,804	120,480
TransAlta Corp.	147,821	1,371,361
TransAlta Corp.	800	7,440
Turquoise Hill Resources Ltd. (a)	122,401	381,733
Whitecap Resources, Inc.	73,142	829,276
Yamana Gold, Inc.	334,663	1,199,613
Total		129,474,988
DENMARK 1.6%
AP Moller - Maersk A/S, Class A	1,457	2,958,651
AP Moller - Maersk A/S, Class B	3,260	6,814,140
Carlsberg A/S, Class B	52,345	4,316,178
Danske Bank A/S	164,263	4,330,492
FLSmidth & Co. A/S	4,694	210,923
H Lundbeck A/S (a)	26,684	562,104
Jyske Bank A/S (a)	6,045	254,133
Rockwool International A/S, Class B	957	111,574
TDC A/S	436,871	3,130,163
Vestas Wind Systems A/S	83,503	3,442,905
Total		26,131,263
FINLAND 1.0%
Fortum OYJ	214,719	4,498,406
Kesko OYJ, Class A	116	4,585
Kesko OYJ, Class B	5,614	239,667
Neste Oil OYJ	67,957	1,783,189
Stora Enso OYJ, Class R	365,243	3,755,445
UPM-Kymmene OYJ	269,838	5,242,131
Total		15,523,423

Issuer	Shares	Value

Common Stocks (continued)
FRANCE 9.1%
ArcelorMittal	727,077	$6,821,867
AXA SA	556,350	14,002,879
BNP Paribas SA	228,286	13,890,301
Bollore SA	1,300	6,927
Bollore SA	265,400	1,414,111
Bouygues SA	114,258	4,485,289
Casino Guichard Perrachon SA	30,576	2,707,385
Cie de Saint-Gobain	204,070	8,960,167
Cie Generale des Etablissements Michelin	44,998	4,474,826
CNP Assurances	76,900	1,347,800
Credit Agricole SA	260,534	3,828,538
Eiffage SA	1,300	77,370
Electricite de France SA	93,967	2,253,168
Eramet (a)	1,530	139,859
GDF Suez	595,276	11,752,556
Lafarge SA	94,686	6,155,601
Lagardere SCA	42,592	1,280,120
Natixis SA	508,013	3,805,318
Orange SA	733,849	11,785,298
Peugeot SA (a)	262,374	4,385,742
Renault SA	125,924	11,437,684
Rexel SA	85,792	1,617,676
SCOR SE	39,034	1,316,528
Societe Generale SA	225,865	10,905,223
STMicroelectronics NV	306,123	2,852,769
Thales SA	6,636	368,181
Total SA	116,850	5,808,266
Vallourec SA	33,058	806,863
Vivendi SA	309,410	7,681,969
Total		146,370,281
GERMANY 8.3%
Allianz SE, Registered Shares	167,800	29,132,875
Bayerische Motoren Werke AG	130,070	16,198,290
Celesio AG	18,214	537,854
Commerzbank AG (a)	372,061	5,112,564
Daimler AG, Registered Shares	343,729	33,009,934
Deutsche Bank AG, Registered Shares	263,800	9,142,713
Deutsche Lufthansa AG, Registered Shares	114,947	1,609,566
Deutsche Telekom AG, Registered Shares	131,417	2,403,673
E.ON SE	522,106	7,763,159
Fraport AG Frankfurt Airport Services Worldwide	6,931	414,002
Hannover Rueckversicherung AG	6,134	633,855
HeidelbergCement AG	78,282	6,190,724

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
K+S AG	90,122	$2,936,361
Metro AG	68,922	2,335,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	40,814	8,770,205
OSRAM Licht AG	7,101	351,521
RWE AG	84,305	2,146,401
Talanx AG	16,328	511,383
Telefonica Deutschland Holding AG	66,591	382,927
Volkswagen AG	12,160	3,126,608
Total		132,710,371
HONG KONG 2.5%
Cathay Pacific Airways Ltd.	580,000	1,342,148
FIH Mobile Ltd. (a)	320,000	169,645
Guoco Group Ltd.	1,000	11,704
Hang Lung Group Ltd.	180,000	822,086
Hang Lung Properties Ltd.	509,000	1,430,035
Henderson Land Development Co., Ltd.	225,306	1,582,789
Hongkong & Shanghai Hotels (The)	105,750	149,025
Hopewell Holdings Ltd.	200,500	752,458
Hutchison Whampoa Ltd.	486,000	6,736,375
Kerry Logistics Network Ltd.	59,000	86,779
Kerry Properties Ltd.	232,500	807,066
MTR Corp.	185,505	882,319
New World Development Co., Ltd.	3,579,930	4,150,357
NWS Holdings Ltd.	33,469	55,746
Orient Overseas International Ltd.	130,000	793,543
Shangri-La Asia Ltd.	620,000	851,477
Sino Land Co., Ltd.	570,889	930,910
Sun Hung Kai Properties Ltd.	552,476	8,518,898
Swire Pacific Ltd., Class A	228,500	3,110,451
Swire Pacific Ltd., Class B	30,000	76,998
Wharf Holdings Ltd. (The)	465,000	3,246,094
Wheelock & Co., Ltd.	586,000	2,994,507
Yue Yuen Industrial Holdings Ltd.	10,500	37,154
Total		39,538,564
IRELAND 0.1%
Bank of Ireland (a)	5,176,437	1,975,061
Bank of Ireland, ADR (a)	27,096	408,201
Total		2,383,262
ISRAEL 0.4%
Azrieli Group	1,658	68,212
Bank Hapoalim BM	561,883	2,701,736
Bank Leumi Le-Israel BM (a)	449,830	1,668,090

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL (CONTINUED)
Elbit Systems Ltd.	400	$28,884
Israel Discount Bank Ltd., Class A (a)	525,173	886,686
Mizrahi Tefahot Bank Ltd. (a)	35,305	358,268
Teva Pharmaceutical Industries Ltd., ADR	3,480	216,804
Total		5,928,680
ITALY 1.5%
Banca Monte dei Paschi di Siena SpA (a)	989,536	656,744
Banco Popolare SC (a)	44,104	686,574
Intesa Sanpaolo SpA	909,771	3,087,766
Mediobanca SpA	241,450	2,310,077
Telecom Italia SpA (a)	4,606,798	5,394,111
UniCredit SpA	1,232,996	8,361,308
Unione di Banche Italiane SCPA	430,913	3,360,728
Total		23,857,308
JAPAN 21.1%
77 Bank Ltd. (The)	154,000	871,521
Aeon Co., Ltd.	490,100	5,376,115
Aisin Seiki Co., Ltd.	125,100	4,535,541
Alfresa Holdings Corp.	74,000	1,042,757
Amada Holdings Co., Ltd.	158,400	1,525,503
Asahi Glass Co., Ltd.	467,000	3,058,847
Asahi Kasei Corp.	678,000	6,474,646
Bank of Kyoto Ltd. (The)	115,000	1,205,306
Bank of Yokohama Ltd. (The)	470,000	2,752,622
Calsonic Kansei Corp.	32,000	211,771
Canon Marketing Japan, Inc.	21,000	421,221
Chiba Bank Ltd. (The)	267,000	1,956,860
Chugoku Bank Ltd. (The)	51,000	761,534
Citizen Holdings Co., Ltd.	109,300	837,725
Coca-Cola East Japan Co., Ltd.	15,100	307,743
Coca-Cola West Co., Ltd.	25,500	421,340
COMSYS Holdings Corp.	19,000	234,398
Cosmo Oil Company Ltd. (a)	256,000	345,335
Dai Nippon Printing Co., Ltd.	228,000	2,214,596
Daicel Corp.	41,000	488,700
Daido Steel Co., Ltd.	95,000	425,213
Daihatsu Motor Co., Ltd.	62,700	959,034
Daiichi Sankyo Co., Ltd.	137,600	2,186,587
Dainippon Sumitomo Pharma Co., Ltd.	11,500	136,209
Denki Kagaku Kogyo KK	160,000	630,350
DIC Corp.	148,000	430,303
Ebara Corp.	129,000	543,080
Fuji Media Holdings, Inc.	11,100	157,336
FUJIFILM Holdings Corp.	179,100	6,371,763

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Fujikura Ltd.	25,000	$109,415
Fukuoka Financial Group, Inc.	326,000	1,676,449
Fukuyama Transporting Co., Ltd.	19,000	101,225
Furukawa Electric Co., Ltd.	342,000	576,298
Glory Ltd.	16,800	467,845
Gunma Bank Ltd. (The)	114,000	770,126
H2O Retailing Corp.	16,000	301,085
Hachijuni Bank Ltd. (The)	126,000	888,442
Hankyu Hanshin Holdings, Inc.	518,000	3,199,895
Hiroshima Bank Ltd. (The)	161,000	867,686
Hitachi Capital Corp.	10,200	215,295
Hitachi Chemical Co., Ltd.	36,500	779,405
Hitachi Construction Machine Co., Ltd.	51,700	902,481
Hitachi Transport System Ltd	13,300	201,151
Hokuhoku Financial Group, Inc.	284,000	633,059
Honda Motor Co., Ltd.	510,200	16,654,428
House Foods Group, Inc.	28,700	601,467
Ibiden Co., Ltd.	63,700	1,073,831
Idemitsu Kosan Co., Ltd.	42,100	733,218
Iida Group Holdings Co., Ltd.	10,400	129,381
Inpex Corp.	90,600	998,302
Isetan Mitsukoshi Holdings Ltd.	10,500	173,489
ITOCHU Corp.	623,600	6,748,524
Iyo Bank Ltd. (The)	77,600	920,280
J Front Retailing Co., Ltd.	146,500	2,299,848
JFE Holdings, Inc.	198,200	4,374,890
Joyo Bank Ltd. (The)	105,000	539,612
JTEKT Corp.	46,600	726,562
JX Holdings, Inc.	935,700	3,600,250
K’s Holdings Corp.	20,200	653,217
Kamigumi Co., Ltd.	103,000	972,337
Kaneka Corp.	166,000	1,167,070
Kawasaki Kisen Kaisha Ltd.	523,000	1,404,392
Kewpie Corp.	8,700	211,692
Kirin Holdings Co., Ltd.	39,500	518,093
Kobe Steel Ltd.	1,849,000	3,410,325
Konica Minolta, Inc.	251,800	2,551,827
Kuraray Co., Ltd.	166,100	2,248,955
Kyocera Corp.	58,600	3,202,651
LIXIL Group Corp.	78,900	1,867,230
Marubeni Corp.	404,300	2,337,458
Marui Group Co., Ltd.	76,900	871,411
Medipal Holdings Corp.	68,500	892,838
Mitsubishi Chemical Holdings Corp.	970,300	5,632,658
Mitsubishi Corp.	257,000	5,164,115
Mitsubishi Gas Chemical Co., Inc.	156,000	767,721
Mitsubishi Materials Corp.	705,000	2,368,977
Mitsubishi UFJ Financial Group, Inc.	3,795,600	23,507,720

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsui & Co., Ltd.	457,100	$6,121,567
Mitsui Chemicals, Inc.	556,000	1,782,976
Mitsui OSK Lines Ltd.	609,000	2,065,535
Mizuho Financial Group, Inc.	8,496,200	14,931,881
MS&AD Insurance Group Holdings, Inc.	94,500	2,645,625
Nagase & Co., Ltd.	31,400	410,440
NEC Corp.	1,136,000	3,336,913
NH Foods Ltd.	55,000	1,267,400
NHK Spring Co., Ltd.	75,200	782,313
Nikon Corp.	158,500	2,125,253
Nippo Corp.	11,000	181,322
Nippon Electric Glass Co., Ltd.	156,000	762,400
Nippon Express Co., Ltd.	601,000	3,357,977
Nippon Paper Industries Co., Ltd.	49,100	737,836
Nippon Shokubai Co., Ltd.	42,000	614,764
Nippon Steel & Sumitomo Metal Corp.	2,627,000	6,605,343
Nippon Yusen KK	1,107,000	3,184,543
Nishi-Nippon City Bank Ltd. (The)	175,000	507,246
Nissan Motor Co., Ltd.	984,900	10,016,977
Nissan Shatai Co., Ltd.	5,800	74,364
Nisshin Seifun Group, Inc.	101,035	1,189,199
Nisshin Steel Co., Ltd	14,400	179,739
Nisshinbo Holdings, Inc.	61,000	585,317
NOK Corp.	15,700	472,060
Nomura Holdings, Inc.	457,400	2,686,600
Nomura Real Estate Holdings, Inc.	10,500	189,096
NTN Corp.	289,000	1,528,400
NTT DoCoMo, Inc.	275,700	4,818,140
NTT DoCoMo, Inc., ADR	3,334	58,112
Oji Holdings Corp.	513,000	2,098,966
Otsuka Holdings Co., Ltd.	56,400	1,764,399
Resona Holdings, Inc.	199,200	988,583
Ricoh Co., Ltd.	550,900	5,990,174
Sankyo Co., Ltd.	15,700	557,610
SBI Holdings, Inc.	65,000	786,849
Sega Sammy Holdings, Inc.	20,200	294,323
Seino Holdings Corp.	62,000	672,810
Sekisui House Ltd.	367,800	5,340,470
Shiga Bank Ltd. (The)	4,000	19,968
Shizuoka Bank Ltd. (The)	88,000	877,683
Showa Denko KK	672,000	855,739
Showa Shell Sekiyu KK	72,100	658,531
SKY Perfect JSAT Holdings, Inc.	97,500	604,740
Sojitz Corp.	524,100	876,161
Sompo Japan Nipponkoa Holdings, Inc.	58,400	1,815,560
Sony Corp. (a)	136,600	3,653,178

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sumitomo Chemical Co., Ltd.	1,104,000	$5,666,228
Sumitomo Corp.	206,900	2,207,822
Sumitomo Electric Industries Ltd.	312,200	4,092,459
Sumitomo Forestry Co., Ltd.	81,100	885,531
Sumitomo Heavy Industries Ltd.	238,000	1,557,544
Sumitomo Metal Mining Co., Ltd.	157,000	2,294,670
Sumitomo Mitsui Financial Group, Inc.	466,500	17,869,090
Sumitomo Mitsui Trust Holdings, Inc.	820,000	3,406,342
Sumitomo Rubber Industries Ltd.	111,000	2,046,103
Suzuken Co., Ltd.	31,240	952,227
Suzuki Motor Corp.	58,000	1,741,985
T&D Holdings, Inc.	394,400	5,417,521
Takashimaya Co., Ltd.	110,000	1,080,599
Takata Corp.	6,900	75,402
TDK Corp.	54,700	3,873,170
Teijin Ltd.	611,000	2,073,006
The Dai-ichi Life Insurance Co., Ltd.	192,900	2,798,036
Tokai Rika Co., Ltd.	18,900	438,020
Tokio Marine Holdings, Inc.	129,100	4,873,116
Toppan Printing Co Ltd	238,000	1,830,776
Toshiba TEC Corp.	10,000	65,889
Tosoh Corp.	153,000	770,659
Toyo Seikan Group Holdings Ltd.	65,700	960,972
Toyoda Gosei Co., Ltd.	28,800	642,906
Toyota Boshoku Corp.	22,600	282,321
Toyota Tsusho Corp.	145,800	3,857,519
Ube Industries Ltd.	267,000	417,753
UNY Group Holdings Co., Ltd.	89,400	500,955
Wacoal Holdings Corp.	15,000	168,601
Yamada Denki Co., Ltd.	391,900	1,613,819
Yamaguchi Financial Group, Inc.	82,000	942,450
Yamaha Corp.	65,600	1,145,534
Yamato Kogyo Co., Ltd.	12,900	310,940
Yamazaki Baking Co., Ltd	46,000	828,844
Yokohama Rubber Co., Ltd. (The)	95,000	979,265
Total		337,641,738
NETHERLANDS 2.2%
Aegon NV	372,593	2,941,869
Akzo Nobel NV	21,348	1,614,115
Boskalis Westminster NV	16,741	825,141
ING Groep NV-CVA (a)	1,169,001	17,123,506
Koninklijke Ahold NV	103,920	2,047,835
Koninklijke DSM NV	98,420	5,485,381
Koninklijke KPN NV	682,155	2,312,269
Koninklijke Philips NV	25,623	726,156
Koninklijke Philips NV	81,489	2,311,841
Total		35,388,113

Issuer	Shares	Value

Common Stocks (continued)
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	91,445	$307,155
Contact Energy Ltd.	64,131	286,373
Fletcher Building Ltd.	63,305	397,599
Total		991,127
NORWAY 0.6%
DNB ASA	14,074	225,884
Norsk Hydro ASA	236,126	1,241,157
Petroleum Geo-Services ASA	16,305	83,651
Seadrill Ltd.	36,153	338,522
Seadrill Ltd.	34,093	318,769
SpareBank 1 SR-Bank ASA	6,539	45,566
Statoil ASA	212,513	3,757,529
Statoil ASA, ADR	46,724	821,875
Stolt-Nielsen Ltd.	3,206	49,244
Storebrand ASA (a)	91,318	331,807
Subsea 7 SA	80,532	691,545
Wilh Wilhelmsen ASA	4,060	24,147
Yara International ASA	25,459	1,292,628
Total		9,222,324
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	533,756	22,957
EDP Renovaveis SA	83,813	576,069
Total		599,026
SINGAPORE 1.2%
CapitaLand Ltd.	701,100	1,827,468
City Developments Ltd.	153,000	1,121,442
DBS Group Holdings Ltd.	364,675	5,407,348
Golden Agri-Resources Ltd.	3,841,000	1,188,632
Hutchison Port Holdings Trust	2,232,700	1,549,842
Neptune Orient Lines Ltd. (a)	276,000	201,597
Noble Group Ltd.	2,289,300	1,533,458
Olam International Ltd.	205,000	295,859
OUE Ltd.	150,000	236,052
Singapore Airlines Ltd.	361,000	3,143,062
United Industrial Corp., Ltd.	20,000	49,972
UOL Group Ltd.	67,189	373,934
Venture Corp., Ltd.	72,900	453,704
Wilmar International Ltd.	624,000	1,481,365
Total		18,863,735

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 2.1%
Acciona SA (a)	10,232	$788,035
Banco de Sabadell SA	2,078,358	5,078,173
Banco Popular Espanol SA	482,529	2,360,123
Banco Santander SA	129,757	972,707
CaixaBank SA	359,546	1,705,131
Iberdrola SA	2,448,266	15,787,780
Mapfre SA	498,236	1,819,121
Repsol SA	269,769	5,021,846
Total		33,532,916
SWEDEN 3.2%
Boliden AB	208,443	4,129,159
Meda AB, Class A	106,547	1,683,564
Nordea Bank AB	815,926	9,938,368
Saab AB, Class B	76,262	2,039,543
Skandinaviska Enskilda Banken AB	9,980	119,114
Skandinaviska Enskilda Banken AB, Class A	630,589	7,360,067
SSAB AB, Class A (a)	52,196	256,924
SSAB AB, Class B (a)	24,533	109,066
Svenska Cellulosa AB SCA, Class A	21,080	488,166
Svenska Cellulosa AB, Class B	265,272	6,095,649
Svenska Handelsbanken AB, Class A	65,272	2,939,625
Swedbank AB, Class A	140,907	3,363,975
Tele2 AB, Class B	99,040	1,184,598
Telefonaktiebolaget LM Ericsson	522	6,145
Telefonaktiebolaget LM Ericsson, Class B	676,260	8,490,405
TeliaSonera AB	537,305	3,414,404
Total		51,618,772
SWITZERLAND 9.6%
ABB Ltd.	728,500	15,454,406
Adecco SA, Registered Shares	94,054	7,818,097
Alpiq Holding AG, Registered Shares	673	54,225
Aryzta AG	46,457	2,847,941
Baloise Holding AG, Registered Shares	17,262	2,281,296
Cie Financiere Richemont SA, Class A, Registered Shares	110,472	8,876,524
Clariant AG, Registered Shares	131,773	2,629,427
Credit Suisse Group AG, Registered Shares	280,102	7,535,850
Dufry AG, Registered Shares (a)	666	98,465

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Galenica AG, Registered Shares	428	$373,095
Givaudan SA	42	75,879
Glencore PLC	483,153	2,039,747
Helvetia Holding AG	244	131,291
Holcim Ltd., Registered Shares	108,862	8,110,488
Julius Baer Group Ltd.	49,013	2,449,859
Lonza Group AG, Registered Shares	22,360	2,783,776
Novartis AG, Registered Shares	313,207	30,913,684
Sulzer AG, Registered Shares	7,927	870,129
Swatch Group AG (The)	958	405,145
Swatch Group AG (The), Registered Shares	4,135	346,567
Swiss Life Holding AG, Registered Shares	9,366	2,313,841
Swiss Re AG	209,770	20,233,987
Syngenta AG, ADR	22,894	1,552,442
Syngenta AG, Registered Shares	14,674	4,985,177
UBS AG	610,968	11,456,330
Zurich Insurance Group AG	49,487	16,726,716
Total		153,364,384
UNITED KINGDOM 17.3%
Anglo American PLC	749,045	11,186,965
Aviva PLC	122,920	983,714
Barclays Bank PLC	4,073,359	14,702,902
Barclays PLC, ADR	458,763	6,684,177
Barratt Developments PLC	212,168	1,658,888
BP PLC	5,195,793	33,679,984
BP PLC, ADR	835,631	32,681,528
Carnival PLC, ADR	49,251	2,412,806
Friends Life Group Ltd.	530,892	3,250,134
HSBC Holdings PLC, ADR	810,834	34,533,420
International Consolidated Airlines Group SA (a)	180,657	1,610,235
Investec PLC	143,759	1,192,271
J Sainsbury PLC	806,122	3,093,426
KAZ Minerals PLC (a)	35,477	112,682
Kingfisher PLC	986,098	5,563,637
Lloyds Banking Group PLC (a)	9,704,098	11,248,386
Lloyds Banking Group PLC, ADR (a)	220,971	1,031,935
Old Mutual PLC	765,456	2,512,737
Royal Bank of Scotland Group PLC, ADR (a)	363,625	3,668,976
Royal Dutch Shell PLC, ADR, Class A	230,290	13,736,798
Royal Dutch Shell PLC, ADR, Class B	267,476	16,770,745
Royal Dutch Shell PLC, Class A	666,605	19,890,616
RSA Insurance Group PLC	224,376	1,398,542
Standard Chartered PLC	537,329	8,702,964

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Vedanta Resources PLC	13,780	$101,815
Vodafone Group PLC	11,536,564	37,751,393
Vodafone Group PLC, ADR	48,341	1,579,784
Wm Morrison Supermarkets PLC	1,834,387	5,242,569
Total		276,984,029
Total Common Stocks (Cost: $1,494,821,125)		$1,573,801,721

Preferred Stocks 0.9%
GERMANY 0.9%
BMW AG	264	24,384
Porsche Automobil Holding SE	12,230	1,197,665
Volkswagen AG	47,466	12,588,106
Total		13,810,155
Total Preferred Stocks (Cost: $13,234,788)		$13,810,155

Issuer	Shares	Value

Rights —%
SPAIN —%
Banco De Sabadell SA (a)	2,078,358	$527,402
Total Rights (Cost: $—)		$527,402

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	2,817,136	$2,817,136
Total Money Market Funds (Cost: $2,817,136)		$2,817,136
Total Investments (Cost: $1,510,873,049) (e)		$1,590,956,414(f)
Other Assets & Liabilities, Net		11,736,955
Net Assets		$1,602,693,369

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $22,957, which represents less than 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,024,787	19,812,008	(21,019,659)	2,817,136	926	2,817,136

(e)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,510,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$223,954,000
Unrealized Depreciation	(143,871,000)
Net Unrealized Appreciation	$80,083,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	15,021,436	171,540,171	—	186,561,607
Consumer Staples	3,059,801	65,412,790	—	68,472,591
Energy	121,891,141	92,332,235	—	214,223,376
Financials	71,923,907	486,004,286	22,957	557,951,150
Health Care	216,804	45,358,206	—	45,575,010
Industrials	755,040	149,704,566	—	150,459,606
Information Technology	1,381,542	40,039,010	—	41,420,552
Materials	31,163,839	155,805,553	—	186,969,392
Telecommunication Services	1,637,896	73,245,568	—	74,883,464
Utilities	1,378,801	45,906,172	—	47,284,973
Preferred Stocks
Consumer Discretionary	—	13,810,155	—	13,810,155
Rights
Financials	—	527,402	—	527,402
Total Equity Securities	248,430,207	1,339,686,114	22,957	1,588,139,278
Mutual Funds
Money Market Funds	2,817,136	—	—	2,817,136
Total Mutual Funds	2,817,136	—	—	2,817,136
Total	251,247,343	1,339,686,114	22,957	1,590,956,414

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 96.8%
Aerospace & Defense 2.2%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$624,989	$621,865
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
11/02/18	5.000%	594,945	595,320
Ducommun, Inc. Tranche B1 Term Loan (a)(b)
06/28/17	4.750%	252,632	252,947
IAP Worldwide Services, Inc. (a)(b)
2nd Lien Term Loan
07/18/19	8.000%	934,486	864,399
IAP Worldwide Services, Inc. (a)(b)(c)
Term Loan
07/18/18	6.250%	678,751	675,357
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
11/02/18	5.000%	269,704	269,874
TransDigm, Inc. (a)(b)
Tranche C Term Loan
02/28/20	3.750%	6,891,515	6,875,182
Tranche D Term Loan
06/04/21	3.750%	1,463,938	1,459,619
Total			11,614,563
Automotive 3.8%
Affinia Group, Inc. Tranche B2 Term Loan (a)(b)
04/27/20	4.750%	430,258	430,258
CS Intermediate Holdco 2 LLC Term Loan (a)(b)
04/04/21	4.000%	521,063	519,369
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	3.500%	4,627,877	4,626,905
Dynacast International LLC 1st Lien Term Loan (a)(b)
01/28/22	5.250%	375,000	378,281
Federal-Mogul Corp. Tranche C Term Loan (a)(b)
04/15/21	4.750%	3,184,000	3,171,264
Gates Global LLC Term Loan (a)(b)
07/05/21	4.250%	1,218,875	1,213,549
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	5,312,500	5,357,337
MPG Holdco I, Inc. Term Loan (a)(b)
10/20/21	4.250%	2,039,072	2,047,738

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
TI Group Automotive Systems LLC Term Loan (a)(b)
07/02/21	4.250%	$694,750	$693,882
Tower Automotive Holdings U.S.A. LLC Term Loan (a)(b)
04/23/20	4.000%	718,772	716,673
Visteon Corp. Term Loan (a)(b)
04/09/21	3.500%	868,437	866,631
Total			20,021,887
Banking 0.8%
Clipper Acquisitions Corp. Tranche B Term Loan (a)(b)
02/06/20	3.000%	1,957,700	1,933,229
Home Loan Servicing Solutions Ltd. Term Loan (a)(b)
06/26/20	4.500%	1,007,062	976,851
NXT Capital LLC Term Loan (a)(b)
09/04/18	6.250%	788,619	788,619
Sheridan Investment Partners II LP Term Loan (a)(b)
12/16/20	4.250%	555,422	482,289
Sheridan Production Partners II-A LP Term Loan (a)(b)
12/16/20	4.250%	77,263	67,090
Sheridan Production Partners II-M LP Term Loan (a)(b)
12/16/20	4.250%	28,815	25,021
Total			4,273,099
Brokerage/Asset Managers/Exchanges 1.2%
American Beacon Advisors, Inc. (a)(b)
Term Loan
11/22/19	4.750%	261,180	262,485
American Beacon Advisors, Inc. (a)(b)(c)
Term Loan
03/06/22	5.500%	200,000	200,584
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	1,187,985	1,195,410
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
03/29/19	3.250%	710,500	709,171
RCS Capital Corp. 1st Lien Term Loan (a)(b)
04/29/19	6.500%	818,125	809,944

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage/Asset Managers/Exchanges (continued)
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	$2,202,712	$2,203,638
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/18/20	4.750%	1,314,282	1,203,225
Total			6,584,457
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B Term Loan (a)(b)
04/16/20	3.500%	1,206,625	1,203,307
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	517,125	508,334
Headwaters, Inc. Tranche B Term Loan (a)(b)
03/24/22	4.500%	125,000	125,468
Total			1,837,109
Cable and Satellite 3.6%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.250%	174,125	174,343
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	1,453,559	1,454,213
Intelsat Jackson Holdings SA Tranche B2 Term Loan (a)(b)
06/30/19	3.750%	6,125,000	6,098,969
MCC Iowa LLC (a)(b)
Tranche H Term Loan
01/29/21	3.250%	933,375	924,041
Tranche J Term Loan
06/30/21	3.750%	719,562	715,965
Mediacom Illinois LLC Tranche G Term Loan (a)(b)
06/30/21	3.750%	398,000	396,758
Numericable US LLC (a)(b)
Tranche B1 Term Loan
05/21/20	4.500%	976,034	977,909
Tranche B2 Term Loan
05/21/20	4.500%	844,403	846,024
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	7.000%	700,000	615,125
Term Loan
02/13/17	3.500%	1,900,612	1,819,836

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/07/20	3.500%	$1,414,837	$1,412,191
Ziggo BV (a)(b)
Tranche B1 Term Loan
01/15/22	3.500%	1,460,660	1,450,917
Tranche B2 Term Loan
01/15/22	3.270%	941,277	934,998
Tranche B3 Term Loan
01/15/22	3.500%	1,548,064	1,537,738
Total			19,359,027
Chemicals 5.3%
AZ Chem U.S., Inc. 1st Lien Term Loan (a)(b)
06/11/21	4.500%	537,192	537,788
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	274,855	275,198
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	142,609	142,787
Aruba Investments, Inc. Term Loan (a)(b)
02/02/22	5.250%	175,000	176,642
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	4,460,353	4,431,450
Chemtura Corp. Term Loan (a)(b)
08/29/16	3.500%	117,143	117,143
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (a)(b)
09/07/21	4.750%	119,979	119,478
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (a)(b)
09/07/21	4.750%	725,771	722,745
Eco Services Operations Term Loan (a)(b)
12/01/21	4.750%	324,188	324,998
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
07/30/21	4.500%	398,000	398,000
Faenza Germany GmbH Holdings (a)(b)
Tranche B1 Term Loan
08/30/20	4.250%	294,149	294,517
Tranche B2 Term Loan
08/30/20	4.250%	29,463	29,499
Tranche B3 Term Loan
08/30/20	4.250%	87,204	87,314

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
INEOS U.S. Finance LLC (a)(b)
Term Loan
05/04/18	3.750%	$5,438,416	$5,397,628
03/31/22	4.250%	425,000	425,106
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	247,500	248,119
Minerals Technologies, Inc. Term Loan (a)(b)
05/07/21	4.000%	1,487,708	1,493,287
Omnova Solutions, Inc. Tranche B1 Term Loan (a)(b)
05/31/18	4.250%	2,369,812	2,346,114
Orion Engineered Carbons GmbH Term Loan (a)(b)
07/25/21	5.000%	447,750	450,737
Oxea Finance & Cy SCA Tranche B2 1st Lien Term Loan (a)(b)
01/15/20	4.250%	666,563	646,566
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	1,050,812	1,046,609
Platform Specialty Products Corp. (a)(b)
Tranche B 1st Lien Term Loan
06/07/20	4.500%	1,160,034	1,163,665
Tranche B2 Term Loan
06/07/20	4.750%	374,063	376,011
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (a)(b)
07/31/21	4.250%	248,750	246,730
Tata Chemicals North America Term Loan (a)(b)
08/07/20	3.750%	1,056,187	1,052,227
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.250%	2,868,988	2,865,689
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,816,085	2,809,439
Total			28,225,486
Construction Machinery 0.7%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	2,043,229	2,002,365
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
08/29/17	6.250%	467,949	467,949
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	824,019	832,259

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
IES Global BV Term Loan (a)(b)
08/16/19	6.750%	$625,033	$625,033
Total			3,927,606
Consumer Cyclical Services 1.6%
Garda World Security Corp. (a)(b)
Tranche B Term Loan
11/06/20	4.000%	353,854	351,791
11/06/20	4.003%	90,521	89,993
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	319,284	319,124
RGIS Services LLC Tranche C Term Loan (a)(b)
10/18/17	5.500%	2,806,401	2,574,873
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	1,915,375	1,905,798
Wash MultiFamily Laundry Systems LLC Term Loan (a)(b)
02/21/19	4.500%	270,188	268,669
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	6,051,500	3,220,730
Total			8,730,978
Consumer Products 2.2%
Bombardier Recreational Products, Inc. Tranche B Term Loan (a)(b)
01/30/19	4.000%	1,073,714	1,072,147
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	324,188	323,108
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	3,654,186	3,603,941
Polarpak, Inc. Term Loan (a)(b)
06/07/20	4.500%	233,565	233,273
Prestige Brands, Inc. (a)(b)
Tranche B1 Term Loan
01/31/19	4.125%	189,489	189,962
Tranche B2 Term Loan
09/03/21	4.500%	458,333	459,021
Revlon Consumer Products Corp. Term Loan (a)(b)
10/08/19	4.000%	1,042,473	1,041,827

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	$2,519,451	$2,523,130
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	2,038,393	1,954,309
WNA Holdings, Inc. Term Loan (a)(b)
06/07/20	4.500%	121,834	121,681
Total			11,522,399
Diversified Manufacturing 3.2%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	2,608,813	2,469,685
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	1,031,847	902,866
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	686,000	675,710
BakerCorp International, Inc. Term Loan (a)(b)
02/07/20	4.250%	763,016	722,958
Carros Finance Luxembourg SARL Term Loan (a)(b)
09/30/21	4.500%	273,625	273,283
Entegris, Inc. Tranche B Term Loan (a)(b)
04/30/21	3.500%	333,782	332,531
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	1,674,500	1,586,421
Gemini HDPE LLC Term Loan (a)(b)
08/06/21	4.750%	348,252	347,527
Husky Injection Molding Systems Ltd. Term Loan (a)(b)
06/30/21	4.250%	2,238,750	2,230,713
Milacron LLC Term Loan (a)(b)
03/28/20	4.000%	515,790	509,668
NN, Inc. Term Loan (a)(b)
08/27/21	6.000%	510,938	510,938
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
04/10/20	5.250%	742,945	739,698

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	$4,137,000	$4,134,104
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	247,500	244,406
Sodelho SA Tranche B2 Term Loan (a)(b)
10/28/21	5.250%	450,000	451,125
Travelport Finance SARL Term Loan (a)(b)
09/02/21	5.750%	922,687	930,263
Total			17,061,896
Electric 2.2%
Calpine Construction Finance Co. LP (a)(b)
Tranche B1 Term Loan
05/03/20	3.000%	982,500	969,295
Tranche B2 Term Loan
01/31/22	3.250%	837,501	829,126
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,058,750	1,060,624
04/01/18	4.000%	2,039,392	2,043,002
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	922,039	923,339
Energy Future Intermediate Holding Co. LLC Term Loan (a)(b)
06/19/16	4.250%	1,400,000	1,404,382
EquiPower Resources Holdings LLC Tranche C 1st Lien Term Loan (a)(b)
12/31/19	4.250%	540,379	539,433
Granite Acquisition, Inc. (a)(b)
Tranche B 1st Lien Term Loan
12/17/21	5.000%	1,934,806	1,957,385
Tranche C 1st Lien Term Loan
12/17/21	5.000%	85,345	86,341
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	532,541	532,983
Tenaska, Inc. Term Loan (a)(b)
10/02/21	5.500%	1,047,375	1,059,158
Viva Alamo LLC Term Loan (a)(b)
02/22/21	5.250%	447,741	442,145
Total			11,847,213

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental 1.1%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (a)(b)
10/09/19	3.750%	$4,751,346	$4,694,520
EWT Holdings III Corp. 1st Lien Term Loan (a)(b)
01/15/21	4.750%	320,937	320,937
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	656,500	657,938
Total			5,673,395
Finance Companies 0.4%
Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	4.000%	586,395	583,464
Medley LLC Term Loan (a)(b)
06/15/19	6.500%	388,637	384,264
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	1,151,500	1,120,559
Total			2,088,287
Food and Beverage 3.9%
ARAMARK Corp. (a)(b)
2nd Letter of Credit
07/26/16	0.028%	52,186	51,795
3rd Letter of Credit
07/26/16	0.028%	286,407	284,258
Acosta Holdco, Inc. Term Loan (a)(b)
09/26/21	5.000%	2,618,438	2,642,579
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	1,173,000	1,173,974
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.750%	392,782	387,873
Charger OpCo BV Tranche B1 Term Loan (a)(b)
07/23/21	3.500%	1,750,000	1,745,625
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	443,250	442,142
Del Monte Foods, Inc. 1st Lien Term Loan (a)(b)
02/18/21	4.253%	1,091,487	1,037,251

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Diamond Foods, Inc. Term Loan (a)(b)
08/20/18	4.250%	$1,138,500	$1,136,724
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)
11/01/18	4.500%	1,311,979	1,314,852
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/20	6.750%	609,375	588,809
High Liner Foods, Inc. Term Loan (a)(b)
04/24/21	4.250%	693,000	689,535
JBS U.S.A. LLC (a)(b)
Term Loan
05/25/18	3.750%	712,728	714,510
09/18/20	3.750%	1,354,375	1,353,535
Post Holdings, Inc. Tranche A Term Loan (a)(b)(c)
06/02/21	3.750%	771,625	772,806
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	6,263,438	6,264,753
Total			20,601,021
Gaming 1.8%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	479,706	483,303
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	2,164,125	2,142,484
Boyd Gaming Corp. Tranche B Term Loan (a)(b)
08/14/20	4.000%	419,250	419,598
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)(d)
03/01/17	0.000%	2,783,532	2,553,028
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	681,948	683,994
Golden Nugget, Inc. (a)(b)
Term Loan
11/21/19	5.500%	109,969	110,483
11/21/19	5.500%	256,594	257,795
Pinnacle Entertainment, Inc. Tranche B2 Term Loan (a)(b)
08/13/20	3.750%	592,772	592,452
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	6.000%	1,441,638	1,445,603

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Tranche B2 Term Loan
10/01/21	6.000%	$673,312	$674,437
Tropicana Entertainment, Inc. Term Loan (a)(b)
11/27/20	4.000%	295,500	294,392
Total			9,657,569
Health Care 8.7%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.250%	415,782	416,821
Acadia Healthcare Co., Inc. Tranche B Term Loan (a)(b)
02/11/22	4.250%	149,625	150,997
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,194,739	2,196,692
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	1,154,444	1,147,229
BSN Medical Luxembourg Holding, SARL Tranche B1 Term Loan (a)(b)
08/28/19	4.000%	593,611	591,759
CHS/Community Health Systems, Inc. Tranche D Term Loan (a)(b)
01/27/21	4.250%	3,305,438	3,320,808
CareCore National LLC Term Loan (a)(b)
03/05/21	5.500%	348,241	349,982
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	4.000%	1,902,940	1,904,520
DJO Finance LLC Tranche B Term Loan (a)(b)
09/15/17	4.250%	2,921,786	2,926,899
Emdeon, Inc. Tranche B2 Term Loan (a)(b)
11/02/18	3.750%	1,590,549	1,592,203
Envision Healthcare Corp. Term Loan (a)(b)
05/25/18	4.000%	1,890,685	1,895,884
IMS Health, Inc. Tranche B Term Loan (a)(b)
03/17/21	3.500%	1,894,633	1,886,221
Kindred Healthcare, Inc. Term Loan (a)(b)
04/09/21	4.250%	1,191,000	1,195,835

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Kinetic Concepts, Inc. Tranche E1 Term Loan (a)(b)
05/04/18	4.500%	$1,013,367	$1,016,620
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	935,460	900,380
MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	334,993	334,156
Millennium Laboratories LLC Tranche B Term Loan (a)(b)
04/16/21	5.250%	1,687,250	1,697,272
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.250%	446,625	445,508
Nord Anglia Education Finance LLC Term Loan (a)(b)
03/31/21	4.500%	694,750	694,750
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,407,287	2,413,642
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	1,308,437	1,307,888
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	1,038,394	1,027,522
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	902,528	904,505
Quintiles Transnational Corp. Tranche B3 Term Loan (a)(b)
06/08/18	3.750%	6,877,330	6,890,260
Radnet Management, Inc. Tranche B Term Loan (a)(b)
10/10/18	4.250%	1,620,699	1,620,699
RegionalCare Hospital Partners, Inc. 1st Lien Term Loan (a)(b)
04/23/19	6.000%	596,747	597,242
Sage Products Holdings III LLC 1st Lien Term Loan (a)(b)
12/13/19	5.000%	862,642	870,191
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	3.750%	1,955,219	1,953,382
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	319,313	317,716

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	$872,813	$850,992
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (a)(b)
07/03/19	4.250%	271,060	271,285
inVentiv Health, Inc. (a)(b)
Tranche B3 Term Loan
05/15/18	7.750%	767,288	766,651
Tranche B4 Term Loan
05/15/18	7.750%	2,007,403	2,013,264
Total			46,469,775
Independent Energy 0.9%
Floatel International Ltd. Term Loan (a)(b)
06/27/20	6.000%	866,250	631,280
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	2,044,746	1,956,065
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	1,893,628	1,756,339
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	250,921	232,729
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	153,264	142,153
Total			4,718,566
Integrated Energy 0.2%
CITGO Holding, Inc. Term Loan (a)(b)
05/12/18	9.500%	1,197,000	1,190,021
Leisure 3.4%
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,254,000	2,249,965
Aufinco Propriety Ltd./US Finco LLC Tranche B Term Loan (a)(b)
05/29/20	4.000%	442,125	439,914
ClubCorp Club Operations, Inc. Term Loan (a)(b)
07/24/20	4.500%	3,222,015	3,238,126

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
Equinox Holdings, Inc. 1st Lien Term Loan (a)(b)
01/31/20	5.000%	$496,235	$497,475
Live Nation Entertainment, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.500%	2,650,473	2,643,847
SRAM LLC 1st Lien Term Loan (a)(b)
04/10/20	4.013%	1,652,101	1,647,971
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan (a)(b)
05/14/20	3.000%	4,554,633	4,436,030
Town Sports International LLC Term Loan (a)(b)
11/15/20	4.500%	993,479	832,039
WMG Acquisitions Corp. Tranche B Term Loan (a)(b)
07/01/20	3.750%	925,750	902,607
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	989,880	983,277
Total			17,871,251
Life Insurance 0.2%
CNO Financial Group, Inc. Tranche B2 Term Loan (a)(b)
09/28/18	3.750%	894,269	892,033
Lodging 0.9%
Four Seasons Holdings, Inc. 1st Lien Term Loan (a)(b)
06/27/20	3.500%	666,562	665,176
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	2,897,049	2,899,686
La Quinta Intermediate Holdings LLC Term Loan (a)(b)
04/14/21	4.000%	877,877	879,799
Playa Resorts Holdings Term Loan (a)(b)
08/09/19	4.000%	443,250	442,696
Total			4,887,357
Media and Entertainment 3.9%
ALM Media LLC Tranche B 1st Lien Term Loan (a)(b)
07/31/20	5.500%	345,625	336,984

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Clear Channel Communications, Inc. (a)(b)
Tranche D Term Loan
01/30/19	6.928%	$1,470,419	$1,396,237
Tranche E Term Loan
07/30/19	7.678%	472,912	455,045
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	4.000%	562,458	558,706
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,361,162	3,296,460
Emerald Expositions Holding, Inc. Term Loan (a)(b)
06/17/20	4.750%	889,514	891,738
Entravision Communications Corp. Tranche B Term Loan (a)(b)
05/31/20	3.500%	612,563	605,291
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
02/07/20	6.750%	583,854	586,773
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	4,353,750	3,663,681
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.750%	200,318	200,117
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan (a)(b)
03/22/19	5.750%	670,939	675,636
Media General, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.250%	342,798	344,255
Merrill Communications LLC Term Loan (a)(b)
03/08/18	5.750%	583,457	585,645
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/03/14	6.750%	1,327,607	1,064,303
Penton Media, Inc. Tranche B 1st Lien Term Loan (a)(b)
10/03/19	5.500%	492,500	493,731
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
08/04/21	3.750%	941,021	930,435
Sonifi Solutions, Inc. Tranche C Term Loan (a)(b)(d)(e)
03/28/18	0.000%	1,143,340	73,174
Springer SBM Two GmbH Tranche B3 Term Loan (a)(b)
08/14/20	4.750%	1,010,967	1,011,392

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Springer Science+Business Media LLC Tranche B Term Loan (a)(b)
08/15/20	4.750%	$200,000	$200,250
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/01/20	4.000%	3,454,038	3,446,024
Total			20,815,877
Metals 2.8%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,719,500	1,874,198
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	5,412,082	4,878,884
Fairmount Minerals Ltd. (a)(b)
Tranche B1 Term Loan
03/15/17	3.813%	369,375	334,979
Tranche B2 Term Loan
09/05/19	4.500%	1,797,625	1,572,275
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	3,149,817	3,138,005
Murray Energy Corp. Term Loan (a)(b)
12/05/19	5.250%	1,113,750	1,091,820
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	397,766	391,799
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	410,625	395,432
Patriot Coal Corp. Term Loan (a)(b)
12/18/18	9.000%	395,000	353,525
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	7.250%	1,759,691	1,060,847
Total			15,091,764
Midstream 0.2%
Energy Transfer Equity LP Term Loan (a)(b)
12/02/19	4.000%	250,000	249,187
Southcross Holdings Borrower LP Term Loan (a)(b)
08/04/21	6.000%	322,562	304,822

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Midstream (continued)
Tallgrass Operations LLC Term Loan (a)(b)
11/13/18	4.250%	$55,479	$55,063
Targa Resources Corp. Term Loan (a)(b)
02/27/22	5.750%	239,186	240,083
Total			849,155
Natural Gas 0.2%
Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	174,252	175,124
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	884,054	888,474
Total			1,063,598
Oil Field Services 0.9%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/15/20	5.000%	1,469,192	1,417,771
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	845,750	703,292
Fieldwood Energy Term Loan (a)(b)
09/28/18	3.875%	862,375	802,931
Paragon Offshore Finance Co. Term Loan (a)(b)
07/16/21	3.750%	671,625	460,063
Seventy Seven Operating LLC Term Loan (a)(b)
06/25/21	3.750%	422,875	368,607
Sonneborn LLC (a)(b)
Term Loan
12/10/20	5.500%	48,628	48,689
12/10/20	5.500%	275,560	275,904
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	1,031,402	942,588
Total			5,019,845
Other Financial Institutions 2.4%
Altisource Solutions SARL Tranche B Term Loan (a)(b)
12/09/20	4.500%	887,988	646,011

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Apollo Global Management LLC Tranche B 1st Lien Term Loan (a)(b)
08/13/21	6.750%	$348,250	$345,349
Ceridian HCM Holding, Inc. Term Loan (a)(b)
09/15/20	4.500%	554,963	546,294
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	3,114,917	3,114,917
Corporate Capital Trust, Inc. Tranche B Term Loan (a)(b)
05/20/19	4.000%	767,250	767,250
Grosvenor Capital Management Holdings LLLP Term Loan (a)(b)
01/04/21	3.750%	1,870,255	1,849,215
HarbourVest Partners LP Term Loan (a)(b)
02/04/21	3.250%	1,618,616	1,598,384
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	1,599,538	1,598,866
MIP Delaware LLC Tranche B1 Term Loan (a)(b)
03/09/20	4.000%	459,193	461,489
PGX Holdings, Inc. 1st Lien Term Loan (a)(b)
09/29/20	6.250%	444,375	446,597
Vantiv LLC Tranche B Term Loan (a)(b)
06/13/21	3.750%	615,991	617,531
Walker & Dunlop, Inc. Term Loan (a)(b)
12/20/20	5.250%	518,438	519,734
Total			12,511,637
Other Industry 1.2%
CHG Healthcare Services, Inc. 1st Lien Term Loan (a)(b)
11/19/19	4.250%	1,393,009	1,395,447
Education Management II LLC (a)(b)
Tranche A Term Loan
07/02/20	5.500%	192,200	174,181
Tranche B Term Loan
07/02/20	8.500%	320,333	254,345
Interline Brands, Inc. 1st Lien Term Loan (a)(b)
03/17/21	4.000%	990,000	984,436

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.000%	$1,301,089	$1,214,345
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/15/19	7.000%	462,500	407,000
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.250%	1,065,360	1,058,701
Unifrax Holding Co. Tranche B Term Loan (a)(b)
11/28/18	4.250%	372,312	370,172
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	627,750	624,611
Total			6,483,238
Other REIT 0.2%
RHP Hotel Properties LP Tranche B Term Loan (a)(b)
01/15/21	3.750%	545,875	547,807
Starwood Property Trust, Inc. 1st Lien Term Loan (a)(b)
04/17/20	3.500%	269,500	266,692
Total			814,499
Packaging 2.6%
Berry Plastics Corp. (a)(b)
Tranche D Term Loan
02/08/20	3.500%	1,984,500	1,978,546
Tranche E Term Loan
01/06/21	3.750%	498,361	498,192
Chesapeake Finance 2 Ltd. Tranche B Term Loan (a)(b)
09/30/20	4.250%	321,750	319,739
Hilex Poly Holdings, Inc. 1st Lien Term Loan (a)(b)
12/05/21	6.000%	1,025,000	1,032,688
Onex Wizard Acquisition Co. II SCA Term Loan (a)(b)
03/11/22	5.250%	750,000	756,090
Reynolds Group Holdings Inc. Term Loan (a)(b)
12/01/18	4.500%	4,991,315	5,010,032
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	3.750%	961,759	954,844

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Tank Holding Corp. Term Loan (a)(b)
03/16/22	5.250%	$807,296	$809,314
Tricorbraun, Inc. Term Loan (a)(b)
05/03/18	4.010%	2,594,648	2,584,918
Total			13,944,363
Pharmaceuticals 3.9%
AMAG Pharmaceuticals, Inc. Term Loan (a)(b)
11/12/20	7.250%	438,750	442,041
Akorn, Inc. Term Loan (a)(b)
04/16/21	4.500%	845,750	848,397
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	342,105	341,784
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	5.001%	843,839	847,535
Ikaria, Inc. 1st Lien Term Loan (a)(b)
02/12/21	5.000%	586,511	586,657
Impax Laboratories Term Loan (a)(b)
03/09/21	5.500%	575,000	578,594
Indivior Finance SARL Term Loan (a)(b)
12/19/19	7.000%	617,187	583,242
JLL/Delta Dutch Newco BV Term Loan (a)(b)
03/11/21	4.250%	1,343,250	1,336,117
Par Pharmaceutical Companies, Inc. Tranche B2 Term Loan (a)(b)
09/30/19	4.000%	569,796	568,639
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	6,064,175	6,061,628
Salix Pharmaceuticals Ltd. Term Loan (a)(b)
01/02/20	4.250%	539,063	539,063
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.500%	1,430,566	1,430,566
Tranche B-D2 Term Loan
02/13/19	3.500%	723,062	724,306
Tranche B-E1 Term Loan
08/05/20	3.500%	3,702,314	3,702,314

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Tranche F2 Term Loan
03/16/22	4.000%	$932,530	$936,447
Valeant Pharmaceuticals International, Inc. (a)(b)(c)
Tranche F1 Term Loan
03/16/22	4.000%	1,217,470	1,222,583
Total			20,749,913
Property & Casualty 1.2%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	5.000%	1,789,523	1,793,997
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.250%	562,814	567,035
Asurion LLC 2nd Lien Term Loan (a)(b)
03/03/21	8.500%	850,000	852,763
Cooper, Gay, Swett & Crawford Ltd. 1st Lien Term Loan (a)(b)
04/16/20	5.000%	466,687	439,853
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (a)(b)
12/10/19	5.000%	220,489	216,630
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.000%	2,437,999	2,416,227
Total			6,286,505
Refining 0.6%
CITGO Petroleum Corp. Tranche B Term Loan (a)(b)
07/29/21	4.500%	771,125	763,899
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	3,013,669	2,385,651
Total			3,149,550
Restaurants 2.2%
Burger King Corp. Tranche B Term Loan (a)(b)
12/10/21	4.500%	5,030,190	5,077,675
CEC Entertainment, Inc. Tranche B Term Loan (a)(b)
02/12/21	4.000%	594,000	586,468
Dave & Buster’s, Inc. Term Loan (a)(b)
07/27/20	4.250%	121,698	122,040

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants (continued)
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	4.000%	$3,451,834	$3,456,148
NPC International, Inc. Term Loan (a)(b)
12/28/18	4.000%	776,000	756,600
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	4.250%	1,360,577	1,325,434
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan (a)(b)
05/14/20	3.500%	245,625	244,090
Total			11,568,455
Retailers 6.4%
99 Cents Only Stores Tranche B2 Term Loan (a)(b)
01/11/19	4.500%	1,400,305	1,399,801
Dollar Tree, Inc. Tranche B Term Loan (a)(b)
03/09/22	4.250%	1,750,000	1,767,745
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	658,163	642,946
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	4,897,109	4,851,810
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	2,481,250	2,297,092
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	4,565,556	4,531,315
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	1,169,125	1,173,509
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	2,382,562	2,383,063
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,678,530	3,664,037
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	198,000	174,571
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	5,395,609	5,392,588

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
PetSmart, Inc. Term Loan (a)(b)
03/11/22	5.000%	$2,900,000	$2,920,967
Pier 1 Imports, Inc. Term Loan (a)(b)
04/30/21	4.500%	421,813	413,726
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
10/01/21	4.250%	1,567,125	1,579,991
Rent-A-Center, Inc. Term Loan (a)(b)
03/19/21	3.750%	396,000	389,070
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (a)(b)
08/21/20	5.750%	425,000	429,250
Total			34,011,481
Supermarkets 1.4%
Albertson’s LLC (a)(b)
Tranche B2 Term Loan
03/21/19	5.375%	991,643	998,396
Tranche B3 Term Loan
08/23/19	5.000%	1,725,000	1,735,143
Tranche B4 Term Loan
08/25/21	5.500%	700,000	705,544
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	417,525	399,780
New Albertsons, Inc. Tranche B Term Loan (a)(b)
06/27/21	4.750%	845,750	847,865
SUPERVALU, Inc. Term Loan (a)(b)
03/21/19	4.500%	2,570,099	2,578,298
Total			7,265,026
Technology 16.3%
Answers Corp. 1st Lien Term Loan (a)(b)
10/01/21	6.250%	872,812	831,354
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
01/25/21	4.286%	691,250	690,821
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	6.000%	1,039,500	1,040,280
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	4,382,348	4,388,658

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.000%	$742,465	$741,849
CCC Information Services, Inc. Term Loan (a)(b)
12/20/19	4.000%	415,744	413,665
CPI Buyer LLC 1st Lien Term Loan (a)(b)
08/16/21	5.500%	796,001	794,011
Campaign Monitor Finance Propriety Ltd. Term Loan (a)(b)
03/18/21	6.250%	594,000	589,545
Cinedigm Funding I LLC Term Loan (a)(b)
02/28/18	3.750%	876,727	876,727
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	1,168,690	1,086,882
Dell International LLC Tranche B Term Loan (a)(b)
04/29/20	4.500%	7,554,375	7,602,950
EIG Investors Corp. Term Loan (a)(b)
11/09/19	5.000%	1,833,024	1,838,761
Electrical Components International, Inc. Term Loan (a)(b)
05/28/21	5.750%	298,500	298,873
Epicor Software Corp. Tranche B2 Term Loan (a)(b)
05/16/18	4.000%	3,278,488	3,275,209
Evergreen Skills SARL 1st Lien Term Loan (a)(b)
04/28/21	5.750%	1,766,125	1,744,048
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	682,187	684,745
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/18	8.500%	791,932	789,620
First Data Corp. (a)(b)
Term Loan
03/24/17	3.674%	500,000	499,690
03/23/18	3.674%	3,791,285	3,787,494
09/24/18	3.674%	1,975,000	1,972,116
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.750%	2,969,996	2,980,183
Hyland Software, Inc. Term Loan (a)(b)
02/19/21	4.750%	467,032	469,368

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
ION Trading Technologies SARL 1st Lien Term Loan (a)(b)
06/10/21	4.250%	$970,588	$965,250
IPC Corp. 1st Lien Term Loan (a)(b)
08/06/21	6.500%	825,000	829,125
Infor (U.S.), Inc. Tranche B3 Term Loan (a)(b)
06/03/20	3.750%	431,943	427,083
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	4,977,753	4,928,772
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	1,034,250	1,041,148
Interactive Data Corp. Term Loan (a)(b)
05/02/21	4.750%	1,265,437	1,270,449
Kasima LLC Term Loan (a)(b)
05/17/21	3.250%	816,176	813,116
Kronos, Inc. 1st Lien Term Loan (a)(b)
10/30/19	4.500%	2,146,168	2,148,464
Lattice Semiconductor Corp. Term Loan (a)(b)
03/10/21	5.250%	350,000	350,000
M/A-COM Technology Solutions Holdings, Inc. Term Loan (a)(b)
05/07/21	4.500%	421,813	425,326
MA FinanceCo LLC (a)(b)
Tranche B Term Loan
11/19/21	5.250%	772,059	773,217
Tranche C Term Loan
11/20/19	4.500%	875,000	869,312
MH Sub I LLC 1st Lien Term Loan (a)(b)
07/08/21	5.000%	690,654	689,577
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	1,954,923	1,956,311
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	1,432,798	1,428,499
Orbotech Ltd. Term Loan (a)(b)
08/07/20	5.000%	348,250	344,767
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	3,561,248	3,504,126

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
04/09/21	4.500%	$569,250	$556,914
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	479,168	479,969
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	410,240	412,292
SGS Cayman LP Term Loan (a)(b)
04/23/21	6.000%	155,001	155,517
Shield Finance Co. SARL Tranche B Term Loan (a)(b)
01/29/21	5.000%	569,250	570,434
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.503%	2,377,759	2,353,982
Smart Technologies ULC Tranche B Term Loan (a)(b)
01/31/18	10.500%	510,313	505,209
Sophia LP Tranche B1 Term Loan (a)(b)
07/19/18	4.000%	914,042	912,671
SunEdison Semiconductor BV Term Loan (a)(b)
05/27/19	6.500%	694,750	693,013
SunGard Data Systems, Inc. (a)(b)
Tranche C Term Loan
02/28/17	3.925%	507,212	507,212
Tranche E Term Loan
03/08/20	4.000%	4,576,377	4,587,818
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	5.500%	504,651	505,912
Sutherland Global Services Inc. Term Loan (a)(b)
04/23/21	6.000%	665,874	668,092
Sybil Finance BV Term Loan (a)(b)
03/20/20	4.750%	736,250	739,320
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	2,231,596	2,100,490
Tranche B Term Loan
04/23/19	4.000%	1,114,950	1,046,659
TNS, Inc. 1st Lien Term Loan (a)(b)
02/14/20	5.000%	872,787	873,878

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
TransUnion LLC Term Loan (a)(b)
04/09/21	4.000%	$3,390,750	$3,388,648
VAT Lux III SARL Term Loan (a)(b)
02/11/21	4.750%	346,500	345,055
Vertafore, Inc. Term Loan (a)(b)
10/03/19	4.250%	1,741,856	1,741,125
Wall Street Systems Delaware, Inc. Term Loan (a)(b)
04/30/21	4.500%	1,094,837	1,088,684
Websense, Inc. 1st Lien Term Loan (a)(b)
06/25/20	4.500%	786,383	782,451
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.750%	1,612,500	1,629,834
Total			86,806,570
Transportation Services 0.7%
Hertz Corp. (The) Tranche B1 Term Loan (a)(b)
03/11/18	4.000%	1,661,750	1,659,673
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	1,262,250	1,128,931
Swift Transportation Co. Tranche B Term Loan (a)(b)
06/09/21	3.750%	940,500	941,440
Total			3,730,044
Wireless 0.9%
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	4,522,823	4,509,254
Wirelines 0.1%
Cable & Wireless Communications PLC Term Loan (a)(b)
04/28/17	5.500%	300,000	300,000
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.250%	321,750	318,130
Total			618,130
Total Senior Loans (Cost: $524,502,756)			$514,343,899

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%
Aerospace & Defense —%
Erickson Air-Crane, Inc. (e)
11/02/20	6.000%	$87,121	$52,246
Total Corporate Bonds & Notes (Cost: $70,796)			$52,246

Issuer		Shares	Value

Common Stocks —%
INDUSTRIALS —%
Commercial Services & Supplies —%
IAP Worldwide Services, Inc. (f)		120	$90,427
TOTAL INDUSTRIALS			90,427
Total Common Stocks (Cost: $142,684)			$90,427

Issuer		Shares	Value

Convertible Preferred Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Diversified Consumer Services 0.1%
Education Management Corp. (f)		7,265	$90,086
Education Management Corp. (f)		2,562	172,807
Total			262,893
TOTAL CONSUMER DISCRETIONARY			262,893
Total Convertible Preferred Stocks (Cost: $3,127)			$262,893

		Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.123% (g)(h)		10,851,513	$10,851,513
Total Money Market Funds (Cost: $10,851,513)			$10,851,513
Total Investments (Cost: $535,570,876) (i)			$525,600,978(j)
Other Assets & Liabilities, Net			5,769,824
Net Assets			$531,370,802

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $2,626,202, which represents 0.49% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $125,420, which represents 0.02% of net assets.

(f)	Non-income producing.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,251,297	35,054,964	(27,454,748)	10,851,513	2,260	10,851,513

(i)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $535,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,495,000
Unrealized Depreciation	(12,465,000)
Net Unrealized Depreciation	$(9,970,000)

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	10,497,216	1,117,347	11,614,563
Banking	—	3,484,480	788,619	4,273,099
Brokerage/Asset Managers/Exchanges	—	6,321,972	262,485	6,584,457
Chemicals	—	25,468,042	2,757,444	28,225,486
Construction Machinery	—	3,095,347	832,259	3,927,606
Consumer Cyclical Services	—	8,462,309	268,669	8,730,978
Diversified Manufacturing	—	15,376,080	1,685,816	17,061,896
Finance Companies	—	1,504,823	583,464	2,088,287
Food and Beverage	—	18,532,976	2,068,045	20,601,021
Health Care	—	44,556,929	1,912,846	46,469,775
Leisure	—	15,227,404	2,643,847	17,871,251
Lodging	—	4,444,661	442,696	4,887,357
Media and Entertainment	—	20,157,058	658,819	20,815,877
Natural Gas	—	—	1,063,598	1,063,598
Oil Field Services	—	3,602,074	1,417,771	5,019,845
Other Financial Institutions	—	6,669,555	5,842,082	12,511,637
Other Industry	—	5,451,627	1,031,611	6,483,238
Retailers	—	33,622,411	389,070	34,011,481
Technology	—	79,620,674	7,185,896	86,806,570
All Other Industries	—	175,295,877	—	175,295,877
Total Senior Loans	—	481,391,515	32,952,384	514,343,899
Bonds
Corporate Bonds & Notes	—	—	52,246	52,246
Total Bonds	—	—	52,246	52,246

Equity Securities
Common Stocks
Industrials	—	90,427	—	90,427
Convertible Preferred Stocks
Consumer Discretionary	—	262,893	—	262,893
Total Equity Securities	—	353,320	—	353,320

Mutual Funds
Money Market Funds	10,851,513	—	—	10,851,513
Total Mutual Funds	10,851,513	—	—	10,851,513
Total	10,851,513	481,744,835	33,004,630	525,600,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2014	49,937,342	56,898	49,994,240
Increase (decrease) in accrued discounts/premiums	23,996	533	24,529
Realized gain (loss)	6,198	—	6,198
Change in unrealized appreciation (depreciation)(a)	221,449	(5,185)	216,264
Sales	(8,024,297)	—	(8,024,297)
Purchases	877,500	—	877,500
Transfers into Level 3	1,325,564	—	1,325,564
Transfers out of Level 3	(11,415,368)	—	(11,415,368)
Balance as of March 31, 2015	32,952,384	52,246	33,004,630

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $(62,953), which is comprised of Senior Loans of $(57,768) and Corporate Bonds & Notes of $(5,185).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 20.8%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	457,350	$36,002,592
Internet & Catalog Retail 6.6%
Amazon.com, Inc. (a)	116,339	43,289,742
Priceline Group, Inc. (The) (a)	43,391	50,513,633
Total		93,803,375
Media 2.2%
Twenty-First Century Fox, Inc., Class A	918,000	31,065,120
Specialty Retail 5.7%
Advance Auto Parts, Inc.	224,900	33,665,281
GNC Holdings, Inc., Class A	538,538	26,426,060
Lowe’s Companies, Inc.	291,663	21,696,810
Total		81,788,151
Textiles, Apparel & Luxury Goods 3.8%
Nike, Inc., Class B	268,712	26,959,875
Under Armour, Inc., Class A (a)	337,650	27,265,237
Total		54,225,112
TOTAL CONSUMER DISCRETIONARY		296,884,350
CONSUMER STAPLES 11.5%
Beverages 3.5%
Monster Beverage Corp. (a)	268,954	37,221,889
PepsiCo, Inc.	140,150	13,401,143
Total		50,623,032
Food & Staples Retailing 5.1%
Costco Wholesale Corp.	196,261	29,732,560
CVS Health Corp.	263,033	27,147,636
Whole Foods Market, Inc.	297,250	15,480,780
Total		72,360,976
Food Products 1.8%
Mead Johnson Nutrition Co.	250,600	25,192,818
Household Products 1.1%
Procter & Gamble Co. (The)	189,550	15,531,727
TOTAL CONSUMER STAPLES		163,708,553
ENERGY 4.7%
Energy Equipment & Services 1.9%
Cameron International Corp. (a)	271,942	12,270,023

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Halliburton Co.	341,296	$14,976,068
Total		27,246,091
Oil, Gas & Consumable Fuels 2.8%
Concho Resources, Inc. (a)	120,289	13,943,901
Range Resources Corp.	482,297	25,098,736
Total		39,042,637
TOTAL ENERGY		66,288,728
FINANCIALS 3.8%
Capital Markets 3.8%
BlackRock, Inc.	51,635	18,890,148
Greenhill & Co., Inc.	265,764	10,537,543
TD Ameritrade Holding Corp.	675,624	25,173,750
Total		54,601,441
TOTAL FINANCIALS		54,601,441
HEALTH CARE 14.8%
Biotechnology 4.9%
Gilead Sciences, Inc. (a)	463,064	45,440,470
Medivation, Inc. (a)	101,280	13,072,210
Vertex Pharmaceuticals, Inc. (a)	93,370	11,014,859
Total		69,527,539
Health Care Equipment & Supplies 3.1%
Medtronic PLC	562,350	43,857,676
Health Care Providers & Services 2.5%
DaVita HealthCare Partners, Inc. (a)	441,100	35,852,608
Health Care Technology 2.4%
Cerner Corp. (a)	473,452	34,685,094
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	408,481	26,347,025
TOTAL HEALTH CARE		210,269,942
INDUSTRIALS 10.4%
Aerospace & Defense 4.3%
Boeing Co. (The)	145,840	21,887,667
Honeywell International, Inc.	372,300	38,834,613
Total		60,722,280

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.8%
Southwest Airlines Co.	270,317	$11,975,043
Industrial Conglomerates 1.8%
Roper Industries, Inc.	149,900	25,782,800
Machinery 1.2%
WABCO Holdings, Inc. (a)	135,969	16,707,871
Professional Services 1.7%
IHS, Inc., Class A (a)	209,535	23,836,702
Road & Rail 0.6%
Union Pacific Corp.	86,656	9,385,711
TOTAL INDUSTRIALS		148,410,407
INFORMATION TECHNOLOGY 31.1%
Communications Equipment 6.8%
Cisco Systems, Inc.	1,550,550	42,678,889
QUALCOMM, Inc.	773,021	53,601,276
Total		96,280,165
Internet Software & Services 3.6%
Google, Inc., Class C (a)	93,215	51,081,820
IT Services 7.1%
Automatic Data Processing, Inc.	156,950	13,441,198
International Business Machines Corp.	141,085	22,644,142
Visa, Inc., Class A	995,636	65,124,551
Total		101,209,891

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.1%
Adobe Systems, Inc. (a)	635,350	$46,977,779
Citrix Systems, Inc. (a)	709,100	45,290,217
Intuit, Inc.	205,850	19,959,216
Microsoft Corp.	441,540	17,950,809
Total		130,178,021
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	519,574	64,650,593
TOTAL INFORMATION TECHNOLOGY		443,400,490
MATERIALS 1.3%
Chemicals 1.3%
Ecolab, Inc.	164,950	18,866,981
TOTAL MATERIALS		18,866,981
Total Common Stocks (Cost: $1,079,258,442)		$1,402,430,892

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	23,797,395	$23,797,395
Total Money Market Funds (Cost: $23,797,395)		$23,797,395
Total Investments (Cost: $1,103,055,837)		$1,426,228,287(d)
Other Assets & Liabilities, Net		(2,034,982)
Net Assets		$1,424,193,305

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,637,961	33,256,663	(29,097,229)	23,797,395	6,180	23,797,395

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	296,884,350	—	—	296,884,350
Consumer Staples	163,708,553	—	—	163,708,553
Energy	66,288,728	—	—	66,288,728
Financials	54,601,441	—	—	54,601,441
Health Care	210,269,942	—	—	210,269,942
Industrials	148,410,407	—	—	148,410,407
Information Technology	443,400,490	—	—	443,400,490
Materials	18,866,981	—	—	18,866,981
Total Equity Securities	1,402,430,892	—	—	1,402,430,892
Mutual Funds
Money Market Funds	23,797,395	—	—	23,797,395
Total Mutual Funds	23,797,395	—	—	23,797,395
Total	1,426,228,287	—	—	1,426,228,287

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.8%
AUSTRALIA 3.4%
Amcor Ltd.	3,537,627	$37,693,265
Brambles Ltd.	2,643,516	23,118,092
CSL Ltd.	231,325	16,184,047
Total		76,995,404
BELGIUM 1.2%
Anheuser-Busch InBev NV	219,942	26,869,309
BRAZIL 3.8%
Banco Bradesco SA, ADR	3,750,717	34,806,659
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	9,809,654	34,209,538
BRF SA	791,029	15,654,272
Total		84,670,469
CANADA 7.2%
Canadian National Railway Co.	298,543	19,993,224
Cenovus Energy, Inc.	613,020	10,333,565
CGI Group, Inc., Class A (a)	949,761	40,283,574
EnCana Corp.	1,872,632	20,906,412
Fairfax Financial Holdings Ltd.	46,380	25,999,605
Great-West Lifeco, Inc.	261,735	7,567,594
Suncor Energy, Inc.	1,219,526	35,635,906
Total		160,719,880
CHINA 5.0%
Baidu, Inc., ADR (a)	189,556	39,503,470
CNOOC Ltd.	6,387,000	9,014,135
Great Wall Motor Co., Ltd., Class H	5,441,000	38,357,112
Industrial & Commercial Bank of China Ltd., Class H	33,073,000	24,463,513
Total		111,338,230
DENMARK 2.5%
Carlsberg A/S, Class B	392,599	32,372,287
Novo Nordisk A/S, Class B	453,777	24,224,333
Total		56,596,620
FRANCE 3.1%
Publicis Groupe SA	585,267	45,157,233
Schneider Electric SE	316,107	24,599,071
Total		69,756,304
GERMANY 7.7%
Adidas AG	258,780	20,434,131
Allianz SE, Registered Shares	171,884	29,841,926
Deutsche Boerse AG	476,599	38,894,762

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Post AG	521,428	$16,245,037
ProSiebenSat.1 Media AG, Registered Shares	629,091	30,770,681
SAP SE	488,651	35,318,424
Total		171,504,961
HONG KONG 3.4%
Galaxy Entertainment Group Ltd.	5,941,000	26,974,179
Hutchison Whampoa Ltd.	3,585,000	49,691,160
Total		76,665,339
ISRAEL 2.5%
Teva Pharmaceutical Industries Ltd., ADR	899,191	56,019,599
JAPAN 7.3%
Denso Corp.	336,400	15,334,903
FANUC Corp.	68,300	14,910,833
Japan Tobacco, Inc.	1,109,800	35,086,177
Keyence Corp.	27,060	14,766,558
Komatsu Ltd.	1,155,600	22,652,856
Toyota Motor Corp.	484,300	33,805,945
Yahoo! Japan Corp.	6,510,800	26,855,001
Total		163,412,273
MEXICO 2.0%
Fomento Economico Mexicano SAB de CV, ADR (a)	158,126	14,784,781
Grupo Televisa SAB, ADR (a)	876,185	28,922,867
Total		43,707,648
NETHERLANDS 1.1%
Unilever NV-CVA	583,505	24,383,260
SINGAPORE 4.2%
Avago Technologies Ltd.	305,746	38,823,627
Keppel Corp., Ltd.	3,071,600	20,125,264
United Overseas Bank Ltd.	2,108,800	35,348,055
Total		94,296,946
SOUTH KOREA 1.7%
Samsung Electronics Co., Ltd.	29,197	37,861,308
SPAIN 1.1%
Amadeus IT Holding SA, Class A	569,096	24,389,800

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 2.7%
Investor AB, Class B	898,986	$35,785,773
Telefonaktiebolaget LM Ericsson, Class B	2,051,554	25,757,141
Total		61,542,914
SWITZERLAND 8.4%
ABB Ltd.	1,369,430	29,051,100
Julius Baer Group Ltd.	591,631	29,571,999
Novartis AG, Registered Shares	166,000	16,384,281
Roche Holding AG, Genusschein Shares	118,900	32,672,781
Swatch Group AG (The)	38,680	16,358,030
Syngenta AG, Registered Shares	88,848	30,184,207
UBS AG	1,801,753	33,784,873
Total		188,007,271
TAIWAN 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,565,000	35,158,803
THAILAND 1.8%
Kasikornbank PCL, Foreign Registered Shares, NVDR	5,677,786	39,923,008
TURKEY 0.9%
Akbank TAS	7,275,318	21,342,337

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 18.2%
Aberdeen Asset Management PLC	3,672,629	$24,986,007
British American Tobacco PLC	873,123	45,213,840
Centrica PLC	3,541,878	13,247,706
Compass Group PLC	2,082,505	36,150,740
Informa PLC	2,180,368	18,201,411
Kingfisher PLC	5,927,360	33,442,600
Next PLC	188,308	19,583,750
Reed Elsevier PLC	2,833,450	48,729,458
Royal Dutch Shell PLC, Class B	824,476	25,682,690
Sky PLC	4,455,724	65,552,556
Smith & Nephew PLC	1,280,691	21,837,787
WPP PLC	2,369,661	53,816,477
Total		406,445,022
Total Common Stocks (Cost: $1,700,019,302)		$2,031,606,705

	Shares	Value

Money Market Funds 8.4%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	187,220,073	$187,220,073
Total Money Market Funds (Cost: $187,220,073)		$187,220,073
Total Investments (Cost: $1,887,239,375) (d)		$2,218,826,778(e)
Other Assets & Liabilities, Net		17,015,427
Net Assets		$2,235,842,205

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,844,247	127,878,410	(91,502,584)	187,220,073	48,018	187,220,073

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,887,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$405,228,000
Unrealized Depreciation	(73,640,000)
Net Unrealized Appreciation	$331,588,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	28,922,867	502,669,206	—	531,592,073
Consumer Staples	30,439,053	163,924,872	—	194,363,925
Energy	66,875,884	34,696,826	—	101,572,710
Financials	102,583,396	313,942,252	—	416,525,648
Health Care	56,019,599	111,303,229	—	167,322,828
Industrials	19,993,223	200,393,413	—	220,386,636
Information Technology	118,610,672	200,107,035	—	318,717,707
Materials	—	67,877,472	—	67,877,472
Utilities	—	13,247,706	—	13,247,706
Total Equity Securities	423,444,694	1,608,162,011	—	2,031,606,705
Mutual Funds
Money Market Funds	187,220,073	—	—	187,220,073
Total Mutual Funds	187,220,073	—	—	187,220,073
Total	610,664,767	1,608,162,011	—	2,218,826,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 18.5%
Aerospace & Defense 0.1%
Airbus Group Finance BV (a)
04/17/23	2.700%	$589,000	$591,812
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	780,000	792,382
06/01/19	6.375%	555,000	643,979
10/07/24	3.800%	725,000	761,056
Lockheed Martin Corp.
11/15/19	4.250%	300,000	329,503
12/15/42	4.070%	257,000	268,434
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	566,479
Total			3,953,645
Agencies 0.1%
Financing Corp. FICO (b)
11/30/17	0.000%	3,250,000	3,165,731
Airlines 0.1%
Air Canada Pass-Through Trust (a)
11/15/26	4.125%	949,449	1,000,482
American Airlines Pass-Through Trust
07/31/22	5.250%	165,519	179,795
01/15/23	4.950%	767,473	831,788
Continental Airlines Pass-Through Trust
10/19/23	5.983%	701,758	790,354
04/29/26	4.000%	171,361	180,358
Delta Air Lines Pass-Through Trust
10/15/20	5.300%	88,502	96,246
United Airlines, Inc. Pass-Through Trust
02/15/27	4.300%	296,001	317,831
Total			3,396,854
Apartment REIT 0.1%
ERP Operating LP
08/01/16	5.375%	500,000	528,703
12/15/21	4.625%	788,000	880,212
Total			1,408,915
Automotive 0.6%
American Honda Finance Corp.
03/13/18	1.500%	760,000	764,280
American Honda Finance Corp. (a)
02/28/17	2.125%	652,000	666,821
02/16/18	1.600%	1,118,000	1,127,848
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	2,018,338
Daimler Finance North America LLC (a)
04/10/15	1.650%	925,000	925,303
07/31/15	1.300%	591,000	592,572
07/31/19	2.250%	459,000	464,272
Ford Motor Credit Co. LLC
02/03/17	4.250%	1,200,000	1,260,077
06/12/17	3.000%	300,000	309,174

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
09/08/17	1.684%	$2,478,000	$2,474,647
01/09/18	2.145%	618,000	625,059
03/12/19	2.375%	869,000	879,095
11/04/19	2.597%	700,000	709,229
01/09/22	3.219%	271,000	276,708
Ford Motor Credit Co. LLC (c)
05/09/16	1.506%	506,000	509,572
Johnson Controls, Inc.
12/01/21	3.750%	525,000	556,085
12/01/41	5.250%	865,000	986,084
07/02/64	4.950%	885,000	948,871
Toyota Motor Credit Corp.
05/22/17	1.750%	1,000,000	1,015,587
Total			17,109,622
Banking 5.0%
ABN AMRO Bank NV (a)
10/30/18	2.500%	720,000	735,280
ANZ New Zealand International Ltd. (a)
09/23/19	2.600%	400,000	408,466
American Express Co.
03/19/18	7.000%	500,000	577,660
12/05/24	3.625%	170,000	174,584
American Express Credit Corp.
06/12/15	1.750%	1,325,000	1,327,686
07/29/16	1.300%	265,000	266,522
09/19/16	2.800%	2,039,000	2,096,310
03/24/17	2.375%	541,000	555,513
Associates Corp. of North America
11/01/18	6.950%	193,000	224,769
BB&T Corp.
12/23/15	5.200%	400,000	412,629
08/15/17	1.600%	306,000	307,958
04/30/19	6.850%	400,000	475,266
11/01/19	5.250%	800,000	904,602
01/15/20	2.450%	1,900,000	1,932,786
BPCE SA
01/26/18	1.625%	1,855,000	1,859,715
Bank of America Corp.
09/30/15	5.300%	1,200,000	1,226,077
10/14/16	5.625%	500,000	532,339
08/28/17	6.400%	4,249,000	4,709,281
09/01/17	6.000%	350,000	385,026
07/15/18	6.500%	1,300,000	1,478,130
01/15/19	2.600%	800,000	814,234
06/01/19	7.625%	50,000	60,350
07/01/20	5.625%	2,750,000	3,158,774
05/13/21	5.000%	900,000	1,015,902
Bank of Montreal
01/25/19	2.375%	1,196,000	1,224,026
Bank of New York Mellon Corp. (The)
06/18/15	2.950%	1,520,000	1,527,301
01/17/17	2.400%	1,024,000	1,050,448
01/15/20	4.600%	230,000	257,046
09/23/21	3.550%	270,000	288,179

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
11/18/25	3.950%	$575,000	$634,445
Bank of Nova Scotia (The)
07/21/21	2.800%	500,000	510,769
Banque Federative du Credit Mutuel SA (a)
01/20/17	1.700%	2,000,000	2,015,678
Barclays Bank PLC
01/08/20	5.125%	400,000	454,638
Barclays PLC
03/16/25	3.650%	1,491,000	1,499,202
Canadian Imperial Bank of Commerce
01/23/18	1.550%	655,000	657,714
Capital One Bank USA NA
02/15/23	3.375%	2,100,000	2,126,874
Capital One Financial Corp.
04/24/19	2.450%	970,000	981,535
07/15/21	4.750%	381,000	427,190
06/15/23	3.500%	660,000	677,542
Citigroup, Inc.
05/19/15	4.750%	347,000	348,932
01/10/17	4.450%	1,800,000	1,897,108
08/15/17	6.000%	540,000	593,981
11/21/17	6.125%	900,000	999,978
05/22/19	8.500%	700,000	871,765
08/09/20	5.375%	209,000	239,126
03/01/23	3.375%	240,000	245,959
10/25/23	3.875%	3,400,000	3,588,938
09/13/25	5.500%	998,000	1,131,124
12/01/25	7.000%	765,000	956,440
01/15/28	6.625%	215,000	272,657
Comerica Bank
08/22/17	5.200%	500,000	542,935
Comerica, Inc.
07/22/26	3.800%	656,000	667,498
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
01/11/21	4.500%	1,800,000	2,015,145
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
09/30/10	5.800%	500,000	600,782
Countrywide Financial Corp.
05/15/16	6.250%	1,520,000	1,599,052
Credit Suisse Group Funding Ltd. (a)
03/26/20	2.750%	362,000	364,065
Credit Suisse
01/29/18	1.750%	816,000	817,740
10/29/21	3.000%	835,000	849,380
09/09/24	3.625%	704,000	727,631
Deutsche Bank AG
01/11/16	3.250%	625,000	636,999
09/01/17	6.000%	150,000	165,310
02/13/18	1.875%	275,000	275,387
02/13/19	2.500%	700,000	710,543
Discover Bank
08/09/21	3.200%	750,000	755,490
08/08/23	4.200%	1,054,000	1,114,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Fifth Third Bancorp
03/01/19	2.300%	$380,000	$384,581
04/25/19	2.375%	1,200,000	1,217,471
Goldman Sachs Group, Inc. (The)
05/03/15	3.300%	1,001,000	1,003,435
08/01/15	3.700%	1,987,000	2,006,492
02/07/16	3.625%	805,000	822,225
01/18/18	5.950%	1,000,000	1,113,473
04/01/18	6.150%	1,500,000	1,686,361
01/31/19	2.625%	1,797,000	1,835,934
02/15/19	7.500%	3,565,000	4,249,676
03/15/20	5.375%	1,010,000	1,146,104
04/23/20	2.600%	487,000	492,181
06/15/20	6.000%	1,281,000	1,495,135
07/27/21	5.250%	1,123,000	1,277,092
03/03/24	4.000%	468,000	494,607
07/08/24	3.850%	453,000	473,320
01/23/25	3.500%	578,000	586,932
HSBC Bank PLC (a)
06/28/15	3.500%	2,621,000	2,639,413
05/15/18	1.500%	1,432,000	1,431,396
08/12/20	4.125%	622,000	679,969
01/19/21	4.750%	565,000	634,631
HSBC Holdings PLC
04/05/21	5.100%	586,000	669,252
01/14/22	4.875%	410,000	462,555
03/14/24	4.250%	2,500,000	2,623,367
HSBC USA, Inc.
01/16/18	1.625%	1,660,000	1,660,042
ING Bank NV (a)
09/25/15	2.000%	540,000	543,453
10/01/19	2.500%	700,000	710,971
KeyBank NA
11/01/17	5.700%	817,000	898,712
KeyCorp
12/13/18	2.300%	253,000	257,067
Lloyds Bank PLC
03/16/18	1.750%	534,000	536,849
Macquarie Group Ltd. (a)
01/14/20	6.000%	1,700,000	1,943,246
01/14/21	6.250%	926,000	1,075,123
Morgan Stanley
07/24/15	4.000%	567,000	572,735
02/25/16	1.750%	420,000	422,738
01/09/17	5.450%	3,300,000	3,530,116
12/28/17	5.950%	1,200,000	1,330,430
01/24/19	2.500%	1,563,000	1,592,494
09/23/19	5.625%	130,000	148,109
01/26/20	5.500%	600,000	680,959
01/27/20	2.650%	567,000	574,894
07/24/20	5.500%	696,000	798,286
07/28/21	5.500%	2,815,000	3,265,586
11/24/25	5.000%	1,113,000	1,229,481
01/27/45	4.300%	459,000	475,628

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
National Australia Bank Ltd. (a)
07/27/16	3.000%	$3,250,000	$3,340,948
Nordea Bank AB (a)
09/21/22	4.250%	910,000	962,460
Northern Trust Co. (The)
08/15/18	6.500%	500,000	578,568
PNC Bank National Association
04/01/18	6.875%	1,000,000	1,146,779
Royal Bank of Canada
07/20/16	2.300%	1,215,000	1,238,864
SouthTrust Bank
05/15/25	7.690%	500,000	638,132
State Street Corp.
05/15/23	3.100%	630,000	637,249
12/16/24	3.300%	977,000	1,015,733
SunTrust Banks, Inc.
01/20/17	3.500%	600,000	624,616
11/01/18	2.350%	419,000	425,511
Toronto-Dominion Bank (The)
11/05/19	2.250%	812,000	825,059
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,515,647
U.S. Bancorp
07/27/15	2.450%	960,000	965,604
05/15/17	1.650%	500,000	506,861
05/24/21	4.125%	309,000	341,982
03/15/22	3.000%	358,000	370,851
01/30/24	3.700%	752,000	809,572
UBS AG
12/20/17	5.875%	350,000	388,523
04/25/18	5.750%	244,000	272,935
08/04/20	4.875%	305,000	345,442
US Bank NA
01/26/18	1.350%	775,000	778,025
Wachovia Corp.
02/01/18	5.750%	1,400,000	1,565,530
Wells Fargo & Co.
01/22/21	3.000%	3,910,000	4,044,156
04/01/21	4.600%	200,000	224,496
06/03/26	4.100%	613,000	646,757
Wells Fargo Bank
08/15/15	5.000%	1,000,000	1,016,700
11/15/17	6.000%	5,300,000	5,921,632
Westpac Banking Corp.
11/19/19	4.875%	750,000	843,107
Westpac Banking Corp. (a)
03/03/20	2.000%	405,000	407,517
Total			148,032,988
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
09/15/17	6.250%	900,000	1,010,353

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges (continued)
Blackstone Holdings Finance Co. LLC (a)
03/15/21	5.875%	$850,000	$995,450
Charles Schwab Corp. (The)
09/01/22	3.225%	325,000	335,630
Jefferies Group LLC
11/09/15	3.875%	375,000	380,038
07/15/19	8.500%	630,000	753,486
04/15/21	6.875%	1,235,000	1,396,439
Nomura Holdings, Inc.
01/19/16	4.125%	650,000	665,082
03/04/20	6.700%	190,000	227,262
Total			5,763,740
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	244,234
Cable and Satellite 0.5%
COX Communications, Inc. (a)
01/15/19	9.375%	380,000	478,990
03/01/39	8.375%	420,000	594,707
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,694,983
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	871,962
Comcast Corp.
11/15/35	6.500%	1,070,000	1,454,362
03/15/37	6.450%	1,940,000	2,626,983
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	535,000	595,482
03/15/22	3.800%	760,000	787,730
08/15/40	6.000%	875,000	991,931
03/01/41	6.375%	425,000	500,457
NBCUniversal Media LLC
04/01/21	4.375%	755,000	841,169
04/30/40	6.400%	314,000	428,987
TCI Communications, Inc.
02/15/28	7.125%	415,000	570,756
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	993,867
02/14/19	8.750%	662,000	817,207
05/01/37	6.550%	580,000	728,391
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	1,019,256
Total			15,997,220
Chemicals 0.5%
Agrium, Inc.
03/15/35	4.125%	500,000	495,723
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,418,217

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Dow Chemical Co. (The)
05/15/18	5.700%	$79,000	$88,836
05/15/19	8.550%	329,000	411,914
11/15/20	4.250%	350,000	383,938
09/15/21	8.850%	400,000	539,324
11/15/21	4.125%	380,000	412,940
11/01/29	7.375%	455,000	617,268
EI du Pont de Nemours & Co.
03/15/19	5.750%	250,000	286,142
01/15/28	6.500%	355,000	461,394
12/15/36	5.600%	525,000	640,112
Ecolab, Inc.
01/12/20	2.250%	776,000	780,852
12/08/41	5.500%	970,000	1,182,065
Mosaic Co. (The)
11/15/21	3.750%	905,000	956,186
11/15/23	4.250%	814,000	868,105
11/15/33	5.450%	836,000	966,623
11/15/43	5.625%	235,000	279,065
PPG Industries, Inc.
03/15/18	6.650%	212,000	241,511
Potash Corp. of Saskatchewan, Inc.
12/01/17	3.250%	300,000	314,266
05/15/19	6.500%	450,000	530,025
Praxair, Inc.
03/15/17	5.200%	740,000	800,093
02/05/25	2.650%	587,000	580,502
Union Carbide Corp.
06/01/25	7.500%	515,000	668,510
10/01/96	7.750%	920,000	1,242,512
Total			15,166,123
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
02/15/19	7.150%	320,000	383,889
Caterpillar, Inc.
12/15/18	7.900%	1,000,000	1,219,075
08/15/42	3.803%	1,011,000	1,025,583
John Deere Capital Corp.
06/29/15	0.950%	755,000	755,988
10/10/17	1.200%	570,000	570,646
12/15/17	1.550%	457,000	461,865
06/12/24	3.350%	869,000	916,516
Total			5,333,562
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	1,200,000	1,092,000
eBay, Inc.
08/01/21	2.875%	400,000	401,324
07/15/22	2.600%	820,000	783,676
08/01/24	3.450%	970,000	960,487
Total			3,237,487
Consumer Products 0.1%
Kimberly-Clark Corp.
03/01/22	2.400%	268,000	268,276

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
06/01/23	2.400%	$600,000	$592,129
Koninklijke Philips NV
03/11/18	5.750%	148,000	165,407
03/15/22	3.750%	600,000	627,649
06/01/26	7.200%	175,000	224,807
Total			1,878,268
Diversified Manufacturing 0.1%
Eaton Corp.
04/01/24	7.625%	500,000	654,722
Parker-Hannifin Corp.
11/21/24	3.300%	448,000	470,335
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	1,085,000	1,383,020
Total			2,508,077
Electric 1.5%
Alabama Power Co.
05/15/38	6.125%	70,000	95,674
American Electric Power Co., Inc.
12/15/17	1.650%	357,000	359,073
12/15/22	2.950%	375,000	378,102
Arizona Public Service Co.
01/15/20	2.200%	255,000	256,717
04/01/42	4.500%	93,000	104,974
Berkshire Hathaway Energy Co.
11/15/23	3.750%	976,000	1,040,369
02/01/25	3.500%	529,000	550,887
CMS Energy Corp.
06/15/19	8.750%	580,000	727,716
CenterPoint Energy, Inc.
05/01/18	6.500%	1,065,000	1,211,792
Cleveland Electric Illuminating Co. (The)
11/15/18	8.875%	600,000	739,324
Consumers Energy Co.
05/15/22	2.850%	282,000	288,402
08/31/64	4.350%	547,000	595,831
DTE Electric Co.
06/01/21	3.900%	285,000	312,807
06/15/42	3.950%	364,000	384,116
DTE Energy Co.
12/01/19	2.400%	434,000	441,055
Dominion Resources, Inc.
08/01/33	5.250%	1,315,000	1,516,087
08/01/41	4.900%	102,000	113,473
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	698,781
06/15/20	4.300%	1,356,000	1,512,226
01/15/38	6.000%	226,000	307,292
12/15/41	4.250%	313,000	344,373
Duke Energy Corp.
11/15/16	2.150%	757,000	772,145

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Indiana, Inc.
07/15/20	3.750%	$772,000	$841,719
Duke Energy Progress, Inc.
05/15/22	2.800%	607,000	619,610
04/01/35	5.700%	300,000	379,878
Exelon Generation Co. LLC
10/01/17	6.200%	800,000	886,156
01/15/20	2.950%	840,000	854,171
10/01/20	4.000%	750,000	794,085
Florida Power & Light Co.
02/01/33	5.850%	176,000	228,606
10/01/33	5.950%	615,000	819,989
Indiana Michigan Power Co.
03/15/19	7.000%	420,000	500,529
John Sevier Combined Cycle Generation LLC
01/15/42	4.626%	351,344	403,680
Kansas City Power & Light Co.
03/15/23	3.150%	230,000	231,945
10/01/41	5.300%	750,000	883,994
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	712,598
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,475,621
03/15/19	7.125%	530,000	634,428
09/15/40	5.375%	67,000	85,005
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	95,000	95,265
NextEra Energy Capital Holdings
06/01/15	1.200%	294,000	294,016
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	511,935
Niagara Mohawk Power Corp. (a)
10/01/34	4.278%	753,000	821,469
Oncor Electric Delivery Co. LLC
09/01/18	6.800%	813,000	949,381
09/01/22	7.000%	155,000	198,557
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	340,945
PPL Electric Utilities Corp.
09/01/22	2.500%	368,000	366,666
PSEG Power LLC
12/01/15	5.500%	212,000	218,372
09/15/16	5.320%	800,000	847,970
09/15/21	4.150%	233,000	249,152
11/15/23	4.300%	449,000	483,120
PacifiCorp
07/15/18	5.650%	1,500,000	1,697,385
06/15/21	3.850%	335,000	366,919
10/15/37	6.250%	200,000	277,855
Pacific Gas & Electric Co.
11/15/23	3.850%	825,000	880,831
04/15/42	4.450%	257,000	282,377
08/15/42	3.750%	531,000	530,229

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Peco Energy Co.
09/15/22	2.375%	$2,000,000	$1,987,246
Potomac Electric Power Co.
12/15/38	7.900%	160,000	260,798
Progress Energy, Inc.
01/15/21	4.400%	187,000	206,148
Public Service Co. of Colorado
11/15/20	3.200%	240,000	254,613
Public Service Co. of New Hampshire
11/01/23	3.500%	303,000	322,643
Public Service Co. of Oklahoma
12/01/19	5.150%	377,000	425,662
02/01/21	4.400%	231,000	256,523
Public Service Electric & Gas Co.
05/01/15	2.700%	400,000	400,758
San Diego Gas & Electric Co.
06/01/26	6.000%	525,000	667,989
05/15/40	5.350%	21,000	27,294
South Carolina Electric & Gas Co.
06/01/64	4.500%	130,000	140,417
Southern California Edison Co.
06/01/21	3.875%	225,000	247,184
02/01/22	1.845%	931,000	936,158
02/01/38	5.950%	210,000	281,651
Southern Co. (The)
09/01/19	2.150%	389,000	391,184
Southern Power Co.
09/15/41	5.150%	466,000	546,333
Southwestern Electric Power Co.
04/01/45	3.900%	428,000	423,262
Southwestern Public Service Co.
12/01/18	8.750%	804,000	1,001,551
Virginia Electric and Power Co.
03/15/23	2.750%	900,000	910,966
02/15/24	3.450%	783,000	830,928
11/15/38	8.875%	205,000	342,842
Wisconsin Electric Power Co.
09/15/21	2.950%	86,000	89,589
Xcel Energy, Inc.
05/15/20	4.700%	98,000	109,715
09/15/41	4.800%	90,000	104,295
Total			43,681,423
Environmental 0.1%
Republic Services, Inc.
06/01/22	3.550%	839,000	875,989
Waste Management, Inc.
06/30/20	4.750%	450,000	502,291
Total			1,378,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 0.7%
AIG Global Funding (a)
12/15/17	1.650%	$453,000	$455,529
General Electric Capital Corp.
07/02/15	1.625%	1,000,000	1,002,886
12/11/15	1.000%	606,000	608,422
09/15/17	5.625%	3,400,000	3,759,700
05/01/18	5.625%	4,550,000	5,108,917
08/07/19	6.000%	2,400,000	2,803,632
01/08/20	5.500%	1,450,000	1,674,691
01/09/20	2.200%	602,000	607,386
01/07/21	4.625%	300,000	337,774
02/11/21	5.300%	292,000	337,297
03/15/32	6.750%	505,000	698,490
General Electric Capital Corp. (c)
02/15/17	0.427%	1,250,000	1,248,838
HSBC Finance Corp.
01/19/16	5.500%	1,090,000	1,128,643
Total			19,772,205
Food and Beverage 0.5%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	858,143
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	96,000	116,178
11/15/19	6.875%	250,000	303,226
01/15/39	8.200%	410,000	640,859
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	973,472
Cargill, Inc. (a)
11/27/17	6.000%	170,000	189,577
03/06/19	7.350%	250,000	299,819
11/01/36	7.250%	300,000	435,368
09/15/37	6.625%	545,000	767,958
Coca-Cola Co. (The)
04/01/18	1.150%	1,011,000	1,010,888
ConAgra Foods, Inc.
10/01/26	7.125%	400,000	508,126
Diageo Investment Corp.
05/11/22	2.875%	900,000	917,151
09/15/22	8.000%	865,000	1,149,527
General Mills, Inc.
02/15/19	5.650%	140,000	159,195
Heineken NV (a)
10/01/17	1.400%	655,000	658,227
Kraft Foods Group, Inc.
08/23/18	6.125%	400,000	454,174
01/26/39	6.875%	605,000	805,124
Mondelez International, Inc.
02/01/24	4.000%	75,000	81,224
PepsiCo, Inc.
08/13/17	1.250%	1,025,000	1,029,532
11/01/18	7.900%	133,000	161,213
08/25/21	3.000%	838,000	878,147

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Sysco Corp.
10/02/21	3.000%	$292,000	$301,501
Tyson Foods, Inc.
08/15/24	3.950%	932,000	984,643
Total			13,683,272
Foreign Agencies —%
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	412,797
Health Care 0.1%
Becton Dickinson and Co.
12/15/24	3.734%	345,000	361,077
Cardinal Health, Inc.
11/15/19	2.400%	835,000	844,991
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	575,574
09/15/20	4.125%	760,000	818,836
Memorial Sloan-Kettering Cancer Center
07/01/55	4.200%	60,000	61,056
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	657,647
Total			3,319,181
Healthcare Insurance 0.1%
Aetna, Inc.
12/15/37	6.750%	590,000	824,018
UnitedHealth Group, Inc.
03/15/36	5.800%	185,000	238,466
11/15/37	6.625%	285,000	406,488
Total			1,468,972
Healthcare REIT 0.1%
HCP, Inc.
02/01/20	2.625%	1,222,000	1,225,092
02/01/21	5.375%	682,000	767,793
11/15/23	4.250%	490,000	515,012
03/01/24	4.200%	81,000	84,714
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	500,000	551,987
Total			3,144,598
Independent Energy 0.6%
Alberta Energy Co., Ltd.
11/01/31	7.375%	695,000	836,458
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,644,695
Anadarko Holding Co.
05/15/28	7.150%	570,000	737,523
Apache Corp.
09/15/18	6.900%	750,000	867,715

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
04/15/22	3.250%	$64,000	$65,038
04/15/43	4.750%	268,000	280,102
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	748,447
Burlington Resources, Inc.
03/15/25	8.200%	300,000	417,104
Canadian Natural Resources Ltd.
06/30/33	6.450%	699,000	812,067
ConocoPhillips
07/15/18	6.650%	605,000	702,427
03/30/29	7.000%	475,000	618,500
Devon Energy Corp.
01/15/19	6.300%	1,050,000	1,203,306
Devon Financing Corp. LLC
09/30/31	7.875%	550,000	749,673
EOG Resources, Inc.
03/15/23	2.625%	707,000	706,278
Hess Corp.
10/01/29	7.875%	725,000	936,328
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,089,918
Marathon Oil Corp.
11/01/22	2.800%	700,000	681,796
Occidental Petroleum Corp.
02/15/17	1.750%	244,000	246,965
02/01/21	4.100%	1,250,000	1,370,777
Talisman Energy, Inc.
06/01/19	7.750%	795,000	917,381
02/01/37	5.850%	340,000	349,370
02/01/38	6.250%	345,000	373,033
Tosco Corp.
02/15/30	8.125%	775,000	1,141,650
Total			17,496,551
Integrated Energy 0.4%
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	226,354
BP Capital Markets PLC
11/06/17	1.375%	497,000	496,766
05/06/22	3.245%	715,000	736,268
09/26/23	3.994%	1,212,000	1,283,445
02/10/24	3.814%	409,000	424,546
Cenovus Energy, Inc.
08/15/22	3.000%	300,000	284,170
11/15/39	6.750%	665,000	794,768
Chevron Corp.
12/05/22	2.355%	435,000	429,743
06/24/23	3.191%	269,000	280,191
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,109,215
03/25/20	4.375%	400,000	447,503
08/12/23	3.400%	489,000	517,269

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
12/15/38	6.375%	$480,000	$664,590
Suncor Energy, Inc.
06/01/18	6.100%	970,000	1,092,682
Total Capital International SA
06/28/17	1.550%	311,000	314,489
06/19/21	2.750%	1,530,000	1,565,060
01/25/23	2.700%	500,000	498,272
Total Capital SA
03/15/16	2.300%	1,170,000	1,189,870
Total			12,355,201
Life Insurance 0.9%
AIG SunAmerica Global Financing X (a)
03/15/32	6.900%	585,000	824,708
American International Group, Inc.
06/01/22	4.875%	519,000	589,820
02/15/24	4.125%	767,000	830,297
01/15/35	3.875%	537,000	539,687
Jackson National Life Global Funding (a)
06/01/18	4.700%	600,000	654,556
Lincoln National Corp.
06/24/21	4.850%	140,000	157,271
03/15/22	4.200%	445,000	480,974
MassMutual Global Funding II (a)
04/14/16	3.125%	290,000	297,407
04/05/17	2.000%	670,000	680,181
08/02/18	2.100%	598,000	610,855
10/17/22	2.500%	1,551,000	1,534,763
MetLife Global Funding I (a)
01/10/18	1.500%	1,314,000	1,319,537
MetLife, Inc.
11/13/43	4.875%	490,000	565,549
Metropolitan Life Global Funding I (a)
01/11/16	3.125%	855,000	872,180
06/14/18	3.650%	900,000	957,191
04/11/22	3.875%	1,049,000	1,126,637
New York Life Global Funding (a)
05/04/15	3.000%	1,830,000	1,834,366
07/24/15	0.750%	825,000	825,977
02/12/16	0.800%	450,000	451,368
06/18/19	2.150%	1,573,000	1,589,952
Pacific Life Insurance Co. (a)
06/15/39	9.250%	490,000	781,450
Pricoa Global Funding I (a)
05/29/18	1.600%	1,439,000	1,440,145
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	629,223
Principal Life Global Funding II (a)
12/11/15	1.000%	478,000	479,624
10/15/18	2.250%	2,018,000	2,060,854
Prudential Insurance Co. of America (The) (a)
07/01/25	8.300%	2,060,000	2,825,243
Total			24,959,815

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 0.4%
21st Century Fox America, Inc.
05/18/18	7.250%	$375,000	$438,496
07/15/24	9.500%	407,000	573,838
10/30/25	7.700%	400,000	529,640
04/30/28	7.300%	350,000	453,945
12/15/34	6.200%	450,000	574,789
CBS Corp.
01/15/25	3.500%	1,019,000	1,028,940
07/01/42	4.850%	1,075,000	1,133,384
Discovery Communications LLC
06/15/21	4.375%	200,000	215,715
05/15/22	3.300%	500,000	502,853
05/15/42	4.950%	490,000	517,308
Historic TW, Inc.
05/15/29	6.625%	565,000	729,445
Sky PLC (a)
09/16/24	3.750%	363,000	375,286
Thomson Reuters Corp.
07/15/18	6.500%	725,000	829,789
Time Warner, Inc.
03/29/21	4.750%	300,000	334,951
12/15/23	4.050%	400,000	428,139
04/15/31	7.625%	450,000	629,199
05/01/32	7.700%	690,000	981,247
Viacom, Inc.
04/30/16	6.250%	95,000	100,648
10/05/17	6.125%	375,000	415,217
12/15/21	3.875%	568,000	594,337
03/15/23	3.250%	167,000	164,818
03/15/43	4.375%	269,000	250,786
Walt Disney Co. (The)
12/15/17	5.875%	500,000	562,515
05/30/19	1.850%	585,000	590,569
Total			12,955,854
Metals 0.3%
BHP Billiton Finance USA Ltd.
09/30/18	2.050%	554,000	565,559
09/30/43	5.000%	497,000	569,166
Barrick North America Finance LLC
05/30/21	4.400%	400,000	410,786
Freeport-McMoRan, Inc.
03/01/17	2.150%	917,000	913,619
03/01/22	3.550%	580,000	536,865
11/14/24	4.550%	300,000	288,256
Nucor Corp.
12/01/37	6.400%	250,000	316,473
Placer Dome, Inc.
10/15/35	6.450%	780,000	837,342
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	390,000	494,562
11/02/20	3.500%	300,000	316,362
09/20/21	3.750%	1,104,000	1,164,416

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Teck Resources Ltd.
01/15/22	4.750%	1,094,000	1,101,537
02/01/23	3.750%	$203,000	$190,122
Total			7,705,065
Midstream 0.7%
ANR Pipeline Co.
11/01/21	9.625%	200,000	270,605
Boardwalk Pipelines LP
12/15/24	4.950%	350,000	352,763
Buckeye Partners LP
11/15/43	5.850%	50,000	50,422
CenterPoint Energy Resources Corp.
11/01/17	6.125%	395,000	440,173
EnLink Midstream Partners LP
04/01/19	2.700%	664,000	663,849
Energy Transfer Partners LP
02/01/23	3.600%	958,000	948,993
03/15/25	4.050%	946,000	954,003
Gulf South Pipeline Co. LP
06/15/22	4.000%	835,000	806,100
Magellan Midstream Partners LP
07/15/19	6.550%	1,065,000	1,248,067
02/01/21	4.250%	510,000	551,281
10/15/43	5.150%	438,000	481,721
NiSource Finance Corp.
01/15/19	6.800%	377,000	443,627
09/15/20	5.450%	225,000	259,007
02/15/23	3.850%	237,000	250,130
02/01/42	5.800%	381,000	484,785
02/15/44	4.800%	572,000	643,052
ONEOK Partners LP
03/15/25	4.900%	1,480,000	1,497,498
10/01/36	6.650%	840,000	891,947
Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	538,000	540,534
02/15/45	4.900%	1,221,000	1,283,829
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,629,494
03/01/20	5.650%	1,465,000	1,613,705
09/15/38	7.500%	490,000	596,118
Sunoco Logistics Partners Operations LP
04/01/24	4.250%	476,000	488,810
Texas Eastern Transmission LP (a)
10/15/22	2.800%	660,000	641,880
TransCanada PipeLines Ltd.
01/15/19	7.125%	677,000	798,388
10/15/37	6.200%	500,000	635,059
08/15/38	7.250%	585,000	811,957
Western Gas Partners LP
06/01/21	5.375%	352,000	388,971
Total			20,666,768

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas 0.3%
AGL Capital Corp.
07/15/16	6.375%	$800,000	$852,963
08/15/19	5.250%	800,000	900,150
10/01/34	6.000%	1,000,000	1,306,091
Atmos Energy Corp.
03/15/19	8.500%	1,146,000	1,423,532
Boston Gas Co. (a)
02/15/42	4.487%	359,000	405,609
Sempra Energy
06/15/18	6.150%	370,000	421,777
02/15/19	9.800%	1,672,000	2,152,299
06/15/24	3.550%	470,000	492,189
Total			7,954,610
Office REIT 0.1%
Boston Properties LP
11/15/20	5.625%	860,000	1,000,349
05/15/21	4.125%	378,000	410,236
Total			1,410,585
Oil Field Services 0.3%
Diamond Offshore Drilling, Inc.
11/01/43	4.875%	1,727,000	1,444,788
Halliburton Co.
02/15/21	8.750%	400,000	517,568
09/15/39	7.450%	240,000	343,006
Nabors Industries, Inc.
09/15/20	5.000%	400,000	398,356
09/15/21	4.625%	1,840,000	1,770,794
National Oilwell Varco, Inc.
12/01/17	1.350%	432,000	428,216
Noble Holding International Ltd.
03/01/21	4.625%	96,000	90,760
04/01/45	6.950%	1,073,000	1,017,060
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	360,884
Schlumberger Ltd. (a)
01/15/21	4.200%	610,000	670,758
Transocean, Inc.
11/15/20	6.500%	459,000	384,986
12/15/21	6.375%	1,075,000	904,344
12/15/41	7.350%	67,000	51,171
Weatherford International Ltd.
04/15/22	4.500%	111,000	101,453
03/01/39	9.875%	375,000	438,624
09/15/40	6.750%	280,000	264,132
04/15/42	5.950%	125,000	109,873
Total			9,296,773
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,320,989

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other REIT —%
Duke Realty LP
02/15/21	3.875%	$521,000	$549,849
ProLogis LP
03/15/20	6.875%	331,000	390,355
Total			940,204
Other Utility —%
American Water Capital Corp.
10/15/37	6.593%	300,000	418,770
Pharmaceuticals 0.3%
AbbVie, Inc.
11/06/22	2.900%	870,000	863,003
Actavis Funding SCS
03/15/22	3.450%	434,000	444,536
03/15/35	4.550%	439,000	457,578
Amgen, Inc.
06/01/37	6.375%	1,100,000	1,422,342
11/15/41	5.150%	1,465,000	1,687,328
Forest Laboratories, Inc. (a)
02/15/21	4.875%	100,000	110,246
12/15/21	5.000%	930,000	1,034,117
Gilead Sciences, Inc.
12/01/21	4.400%	500,000	558,860
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	593,164
Merck & Co, Inc.
05/18/23	2.800%	968,000	990,688
Pfizer, Inc.
06/15/23	3.000%	1,530,000	1,566,982
Total			9,728,844
Property & Casualty 0.4%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	633,764
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	337,654
05/15/18	5.400%	2,200,000	2,477,196
05/15/22	3.000%	1,000,000	1,040,030
01/15/40	5.750%	385,000	504,177
Berkshire Hathaway, Inc.
08/15/21	3.750%	488,000	534,083
CNA Financial Corp.
08/15/16	6.500%	300,000	321,381
11/15/19	7.350%	360,000	433,042
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	365,609
Liberty Mutual Insurance Co. (a)
05/15/25	8.500%	800,000	1,036,042
Marsh & McLennan Companies, Inc.
03/06/20	2.350%	1,015,000	1,020,741

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Nationwide Mutual Insurance Co. (a)
08/15/39	9.375%	$1,170,000	$1,887,808
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	827,814
Total			11,419,341
Railroads 0.3%
Burlington Northern Santa Fe LLC
03/15/22	3.050%	217,000	222,975
03/15/23	3.000%	155,000	158,112
08/15/30	7.950%	500,000	738,278
05/01/40	5.750%	790,000	987,453
03/15/42	4.400%	500,000	531,738
CSX Corp.
05/01/17	7.900%	625,000	708,685
02/01/19	7.375%	815,000	978,937
06/01/21	4.250%	215,000	236,522
Canadian Pacific Railway Co.
05/15/19	7.250%	450,000	540,296
Canadian Pacific Railway Ltd.
01/15/22	4.500%	1,350,000	1,496,025
Norfolk Southern Corp.
02/15/23	2.903%	883,000	888,939
05/23/11	6.000%	1,072,000	1,367,851
Union Pacific Corp.
07/15/22	4.163%	849,000	949,935
Total			9,805,746
Retail REIT 0.1%
Simon Property Group LP
05/30/18	6.125%	900,000	1,025,378
02/01/24	3.750%	1,750,000	1,845,921
Total			2,871,299
Retailers 0.1%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	751,739
Bed Bath & Beyond, Inc.
08/01/34	4.915%	743,000	796,688
CVS Pass-Through Trust (a)
10/10/25	6.204%	261,289	301,928
01/10/34	5.926%	513,111	620,857
Gap, Inc. (The)
04/12/21	5.950%	820,000	940,833
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	521,296
Target Corp.
11/01/32	6.350%	150,000	199,197
Total			4,132,538

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	$300,000	$334,500
01/15/20	6.150%	440,000	515,048
04/01/31	7.500%	1,220,000	1,663,116
Total			2,512,664
Supranational 0.1%
African Development Bank
09/01/19	8.800%	1,700,000	2,141,981
Corporación Andina de Fomento
01/15/16	3.750%	1,192,000	1,221,632
Total			3,363,613
Technology 0.8%
Apple, Inc.
05/03/18	1.000%	2,084,000	2,071,840
05/03/23	2.400%	1,645,000	1,624,801
Arrow Electronics, Inc.
04/01/20	6.000%	760,000	866,198
01/15/27	7.500%	959,000	1,179,575
Cisco Systems, Inc.
01/15/40	5.500%	1,460,000	1,805,252
Dell, Inc.
04/15/28	7.100%	390,000	424,125
EMC Corp.
06/01/23	3.375%	1,385,000	1,439,688
HP Enterprise Services LLC
10/15/29	7.450%	300,000	379,943
Hewlett-Packard Co.
09/15/21	4.375%	1,058,000	1,140,578
International Business Machines Corp.
07/22/16	1.950%	993,000	1,011,045
10/15/18	7.625%	640,000	772,655
08/01/27	6.220%	655,000	845,034
11/29/32	5.875%	500,000	635,600
Intuit, Inc.
03/15/17	5.750%	1,100,000	1,191,794
Microsoft Corp.
09/25/15	1.625%	360,000	362,218
11/15/22	2.125%	523,000	513,433
12/15/23	3.625%	667,000	727,010
10/01/40	4.500%	518,000	579,733
National Semiconductor Corp.
04/15/15	3.950%	565,000	565,783
06/15/17	6.600%	1,115,000	1,247,489
Oracle Corp.
10/15/22	2.500%	1,700,000	1,700,085
07/15/23	3.625%	900,000	967,620
04/15/38	6.500%	280,000	384,254
07/08/39	6.125%	339,000	449,625
07/15/40	5.375%	155,000	190,149
Pitney Bowes, Inc.
03/15/18	5.600%	150,000	162,681

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Xerox Corp.
02/01/17	6.750%	$500,000	$546,840
12/15/19	5.625%	475,000	537,735
Total			24,322,783
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	600,000	659,209
10/15/37	7.000%	610,000	822,563
Ryder System, Inc.
06/01/17	3.500%	705,000	736,266
United Parcel Service of America, Inc. (c)
04/01/30	8.375%	225,000	342,500
Total			2,560,538
Wireless 0.4%
America Movil SAB de CV
03/30/20	5.000%	650,000	736,593
07/16/22	3.125%	1,297,000	1,319,179
03/30/40	6.125%	300,000	371,943
America Movil SAB de CV (c)
09/12/16	1.268%	1,680,000	1,686,562
American Tower Corp.
01/31/23	3.500%	670,000	664,129
Centel Capital Corp.
10/15/19	9.000%	350,000	423,977
Crown Castle Towers LLC (a)
08/15/35	3.214%	1,160,000	1,168,358
01/15/40	6.113%	1,000,000	1,140,780
Rogers Communications, Inc.
05/01/32	8.750%	1,075,000	1,567,776
Vodafone Group PLC
03/20/17	1.625%	2,200,000	2,213,371
Total			11,292,668
Wirelines 1.0%
AT&T, Inc.
02/12/16	0.900%	1,362,000	1,364,160
02/15/19	5.800%	1,000,000	1,133,163
05/15/21	4.450%	600,000	657,270
01/15/38	6.300%	750,000	894,210
09/01/40	5.350%	1,821,000	1,987,286
12/15/42	4.300%	1,158,000	1,107,633
06/15/45	4.350%	1,219,000	1,165,948
British Telecommunications PLC
06/22/15	2.000%	205,000	205,647
06/28/16	1.625%	231,000	232,708
02/14/19	2.350%	200,000	203,286
12/15/30	9.625%	350,000	577,245
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	610,726
06/15/30	8.750%	290,000	443,308
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	508,683
03/06/42	4.875%	150,000	169,147

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Orange SA
03/01/31	9.000%	$790,000	$1,219,514
Qwest Corp.
12/01/21	6.750%	1,063,000	1,218,464
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	839,407
04/27/18	3.192%	241,000	251,349
04/27/20	5.134%	1,021,000	1,152,441
02/16/21	5.462%	120,000	136,849
Verizon Communications, Inc.
11/01/21	3.000%	1,787,000	1,822,647
11/01/24	3.500%	2,361,000	2,416,165
11/01/34	4.400%	1,926,000	1,961,928
08/21/46	4.862%	4,944,000	5,176,047
Verizon Communications, Inc. (a)
09/15/48	4.522%	121,000	120,451
03/15/55	4.672%	112,000	109,686
Verizon Maryland LLC
06/15/33	5.125%	500,000	533,795
Verizon New England, Inc.
11/15/29	7.875%	979,000	1,285,207
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	1,163,460
Total			30,667,830
Total Corporate Bonds & Notes (Cost: $517,350,711)			$544,216,243

Residential Mortgage-Backed Securities - Agency 22.6%
FDIC Trust CMO Series 2013-N1 Class A (a)(d)
10/25/18	4.500%	330,195	332,409
Federal Home Loan Banks CMO Series 2015-TQ Class A (d)
10/20/15	5.065%	663,166	676,842
Federal Home Loan Mortgage Corp. (c)(d)
07/01/36	3.359%	206,269	215,165
11/01/36	2.375%	456,659	489,368
07/01/40	3.978%	1,370,193	1,442,630
CMO Series 2551 Class NS
01/15/33	14.163%	401,301	518,425
CMO Series 264 Class F1
07/15/42	0.725%	6,704,428	6,717,401
CMO Series 267 Class F5
08/15/42	0.675%	2,532,343	2,554,379
CMO Series 274 Class F1
08/15/42	0.675%	1,298,706	1,309,598
CMO Series 279 Class F6
09/15/42	0.625%	2,515,874	2,526,582
CMO Series 281 Class F1
10/15/42	0.675%	1,289,911	1,295,988
CMO Series 3102 Class FB
01/15/36	0.475%	388,989	391,017

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3147 Class PF
04/15/36	0.475%	$744,020	$745,766
CMO Series 3229 Class AF
08/15/23	0.425%	705,000	708,673
CMO Series 3523 Class SD
06/15/36	19.183%	159,357	212,415
CMO Series 3549 Class FA
07/15/39	1.375%	241,082	246,078
CMO Series 3688 Class CU
11/15/21	6.681%	656,554	696,440
CMO Series 3688 Class GT
11/15/46	7.196%	1,273,388	1,514,604
CMO Series 3804 Class FN
03/15/39	0.625%	495,414	497,748
CMO Series 3852 Class QN
05/15/41	5.500%	1,344,830	1,464,144
CMO Series 3966 Class BF
10/15/40	0.675%	2,429,540	2,443,148
CMO Series 3997 Class PF
11/15/39	0.625%	1,300,096	1,307,032
CMO Series 4012 Class FN
03/15/42	0.675%	3,375,507	3,403,476
CMO Series 4048 Class FB
10/15/41	0.575%	3,530,043	3,550,885
CMO Series 4048 Class FJ
07/15/37	0.571%	3,008,038	2,995,465
CMO Series 4087 Class FA
05/15/39	0.625%	2,664,235	2,675,691
CMO Series 4095 Class FB
04/15/39	0.575%	3,340,857	3,342,104
CMO Series 4272 Class W
04/15/40	5.622%	5,653,143	6,180,443
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.220%	1,457,564	1,495,850
Federal Home Loan Mortgage Corp. (c)(d)(e)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.526%	1,252,943	203,467
CMO IO Series 3380 Class SI
10/15/37	6.196%	5,672,055	1,126,863
CMO IO Series 3385 Class SN
11/15/37	5.826%	472,728	65,195
CMO IO Series 3451 Class SA
05/15/38	5.876%	683,019	88,227
CMO IO Series 3531 Class SM
05/15/39	5.926%	815,075	93,752
CMO IO Series 3608 Class SC
12/15/39	6.076%	1,418,063	140,485
CMO IO Series 3740 Class SB
10/15/40	5.826%	1,904,624	261,889
CMO IO Series 3740 Class SC
10/15/40	5.826%	2,629,708	441,390
CMO IO Series 3802 Class LS
01/15/40	1.769%	3,576,416	268,019
Federal Home Loan Mortgage Corp. (d)
09/01/21-09/01/37	6.000%	5,922,101	6,692,494

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

11/01/22-10/17/38	6.500%	$3,697,686	$4,220,470
02/01/24-05/01/38	5.500%	2,871,690	3,194,762
01/01/32-06/01/42	3.500%	7,139,736	7,541,461
12/01/32-06/01/42	4.000%	7,571,599	8,249,416
03/01/33	3.000%	2,778,749	2,881,409
09/01/37-02/01/38	7.500%	251,999	272,451
08/01/40	5.000%	4,126,657	4,608,149
05/01/41	4.500%	5,095,815	5,574,094
CMO Series 2127 Class PG
02/15/29	6.250%	683,280	755,698
CMO Series 2165 Class PE
06/15/29	6.000%	223,560	255,507
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,214,345	1,364,368
CMO Series 2399 Class TH
01/15/32	6.500%	578,212	652,601
CMO Series 2517 Class Z
10/15/32	5.500%	440,633	479,976
CMO Series 2545 Class HG
12/15/32	5.500%	840,832	946,351
CMO Series 2557 Class HL
01/15/33	5.300%	941,008	1,035,535
CMO Series 2568 Class KG
02/15/23	5.500%	1,359,091	1,490,750
CMO Series 2586 Class TG
03/15/23	5.500%	2,148,672	2,351,752
CMO Series 2597 Class AE
04/15/33	5.500%	620,304	684,200
CMO Series 262 Class 35
07/15/42	3.500%	9,441,167	9,887,892
CMO Series 2752 Class EZ
02/15/34	5.500%	2,560,339	2,893,765
CMO Series 2764 Class UE
10/15/32	5.000%	580,405	609,569
CMO Series 2764 Class ZG
03/15/34	5.500%	1,530,011	1,722,020
CMO Series 2802 Class VG
07/15/23	5.500%	174,590	174,797
CMO Series 2825 Class VQ
07/15/26	5.500%	666,012	677,820
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,674,812
CMO Series 2986 Class CH
06/15/25	5.000%	1,250,660	1,357,781
CMO Series 2989 Class TG
06/15/25	5.000%	1,007,226	1,095,250
CMO Series 299 Class 300
01/15/43	3.000%	1,770,594	1,816,436
CMO Series 2990 Class UZ
06/15/35	5.750%	2,234,975	2,392,203
CMO Series 3075 Class PD
01/15/35	5.500%	370,125	388,055

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3101 Class UZ
01/15/36	6.000%	$951,408	$1,090,424
CMO Series 3123 Class AZ
03/15/36	6.000%	1,378,481	1,579,697
CMO Series 3143 Class BC
02/15/36	5.500%	1,220,036	1,367,400
CMO Series 3164 Class MG
06/15/36	6.000%	422,993	483,997
CMO Series 3195 Class PD
07/15/36	6.500%	972,102	1,124,850
CMO Series 3200 Class AY
08/15/36	5.500%	889,236	998,370
CMO Series 3213 Class JE
09/15/36	6.000%	1,685,460	1,884,623
CMO Series 3218 Class BE
09/15/35	6.000%	636,030	656,178
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,432,851
CMO Series 3266 Class D
01/15/22	5.000%	2,198,339	2,309,256
CMO Series 3402 Class NC
12/15/22	5.000%	908,017	970,876
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,330,162
CMO Series 3453 Class B
05/15/38	5.500%	356,801	392,411
CMO Series 3461 Class Z
06/15/38	6.000%	4,493,371	5,085,440
CMO Series 3501 Class CB
01/15/39	5.500%	1,079,126	1,218,782
CMO Series 3680 Class MA
07/15/39	4.500%	2,858,084	3,145,450
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,267,564
CMO Series 3687 Class MA
02/15/37	4.500%	1,719,668	1,807,433
CMO Series 3704 Class CT
12/15/36	7.000%	2,108,962	2,503,561
CMO Series 3704 Class DT
11/15/36	7.500%	1,911,877	2,282,374
CMO Series 3704 Class ET
12/15/36	7.500%	1,469,551	1,778,653
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,231,115
CMO Series 3720 Class A
09/15/25	4.500%	968,039	1,044,829
CMO Series 3819 Class ZQ
04/15/36	6.000%	1,863,365	2,126,095
CMO Series 3827 Class BM
08/15/39	5.500%	1,422,191	1,555,410
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,164,933
CMO Series 3957 Class B
11/15/41	4.000%	1,010,303	1,075,037
CMO Series 3966 Class NA
12/15/41	4.000%	1,704,099	1,822,048
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	2,148,312
CMO Series 4173 Class NB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/15/43	3.000%	$2,000,000	$2,008,548
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	943,524
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,210,099
CMO Series 4219 Class JA
08/15/39	3.500%	4,389,481	4,654,091
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	2,022,572
CMO Series R006 Class ZA
04/15/36	6.000%	1,417,174	1,622,236
CMO Series R007 Class ZA
05/15/36	6.000%	2,832,319	3,201,318
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,706,063	1,887,058
Federal Home Loan Mortgage Corp. (d)(f)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	444,232	416,740
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,270,522	2,664,862
CMO PO Series 2235 Class KP
06/15/30	0.000%	286,899	270,423
CMO PO Series 2967 Class EA
04/15/20	0.000%	183,309	182,315
CMO PO Series 3077 Class TO
04/15/35	0.000%	405,550	378,734
CMO PO Series 3100 Class PO
01/15/36	0.000%	655,181	604,624
CMO PO Series 3117 Class OG
02/15/36	0.000%	403,985	391,413
CMO PO Series 3136 Class PO
04/15/36	0.000%	261,952	256,231
CMO PO Series 3200 Class PO
08/15/36	0.000%	371,369	344,213
CMO PO Series 3316 Class JO
05/15/37	0.000%	136,088	127,536
CMO PO Series 3393 Class JO
09/15/32	0.000%	482,140	438,979
CMO PO Series 3510 Class OD
02/15/37	0.000%	567,840	552,508
CMO PO Series 3607 Class AO
04/15/36	0.000%	460,170	430,467
CMO PO Series 3607 Class EO
02/15/33	0.000%	37,805	37,601
CMO PO Series 3607 Class PO
05/15/37	0.000%	557,355	503,677
CMO PO Series 3607 Class TO
10/15/39	0.000%	705,125	643,085
CMO PO Series 3621 Class BO
01/15/40	0.000%	337,858	328,248
CMO PO Series 3623 Class LO
01/15/40	0.000%	538,954	508,542
Federal Home Loan Mortgage Corp. (d)(e)
CMO IO Series 3688 Class NI
04/15/32	5.000%	1,732,010	155,457
CMO IO Series 3714 Class IP
08/15/40	5.000%	2,103,252	253,882

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 3739 Class LI
03/15/34	4.000%	$2,696,608	$121,687
CMO IO Series 3747 Class HI
07/15/37	4.500%	3,378,477	224,409
CMO IO Series 3756 Class IP
08/15/35	4.000%	395,133	3,003
CMO IO Series 3760 Class GI
10/15/37	4.000%	1,287,351	92,312
CMO IO Series 3772 Class IO
09/15/24	3.500%	1,104,817	39,984
CMO IO Series 3779 Class IH
11/15/34	4.000%	1,816,253	108,898
CMO IO Series 3800 Class AI
11/15/29	4.000%	1,965,620	247,309
Federal National Mortgage Association (c)(d)
09/01/22	0.611%	1,500,000	1,509,084
01/01/23	0.511%	4,500,000	4,498,417
01/01/23	0.521%	3,820,213	3,818,870
01/01/23	0.531%	1,913,550	1,929,647
08/01/23	0.651%	1,884,536	1,898,517
11/01/23	0.631%	4,877,050	4,914,622
11/01/23	0.661%	2,500,000	2,499,115
12/01/23	0.641%	3,000,000	3,020,857
12/25/33	13.753%	326,018	380,202
03/01/36	2.875%	1,502,577	1,606,144
CMO Class 2005-SV Series 75
09/25/35	23.505%	294,549	433,964
CMO Series 2003-129 Class FD
01/25/24	0.674%	480,989	483,934
CMO Series 2003-W8 Class 3F1
05/25/42	0.574%	417,202	420,100
CMO Series 2004-36 Class FA
05/25/34	0.574%	626,837	630,305
CMO Series 2005-74 Class SK
05/25/35	19.652%	400,277	549,729
CMO Series 2005-W3 Class 2AF
03/25/45	0.394%	1,025,244	1,026,200
CMO Series 2006-56 Class FC
07/25/36	0.464%	540,164	542,683
CMO Series 2006-56 Class PF
07/25/36	0.524%	410,186	413,252
CMO Series 2007-101 Class A2
06/27/36	0.424%	1,764,149	1,737,394
CMO Series 2007-108 Class AN
11/25/37	8.237%	585,502	684,683
CMO Series 2008-18 Class FA
03/25/38	1.074%	340,611	345,612
CMO Series 2010-28 Class BS
04/25/40	11.197%	285,188	321,013
CMO Series 2010-35 Class SJ
04/25/40	17.088%	1,000,000	1,337,286
CMO Series 2010-49 Class SC
03/25/40	12.313%	1,074,377	1,285,318
CMO Series 2010-61 Class WA
06/25/40	5.954%	368,460	408,447
CMO Series 2011-101 Class FM
01/25/41	0.724%	1,138,692	1,146,287
CMO Series 2011-124 Class JF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/25/41	0.574%	$1,061,998	$1,067,058
CMO Series 2011-2 Class WA
02/25/51	5.821%	490,059	537,954
CMO Series 2011-43 Class WA
05/25/51	5.852%	865,120	954,038
CMO Series 2011-75 Class FA
08/25/41	0.724%	721,503	732,008
CMO Series 2012-101 Class FC
09/25/42	0.674%	1,653,216	1,668,007
CMO Series 2012-108 Class F
10/25/42	0.674%	3,327,858	3,336,161
CMO Series 2012-112 Class FD
10/25/42	0.674%	1,292,244	1,303,656
CMO Series 2012-137 Class CF
08/25/41	0.474%	2,080,572	2,074,136
CMO Series 2012-14 Class FG
07/25/40	0.574%	2,009,043	2,015,242
CMO Series 2012-47 Class HF
05/25/27	0.574%	5,955,134	5,995,165
CMO Series 2012-58 Class FA
03/25/39	0.674%	2,547,734	2,560,735
CMO Series 411 Class F1
08/25/42	0.724%	4,254,096	4,275,393
CMO Series 412 Class F2
08/25/42	0.674%	2,134,696	2,137,035
Series 2003-W16 Class AF5
11/25/33	4.592%	1,343,781	1,391,115
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	3,012,591
Federal National Mortgage Association (c)(d)(e)
CMO IO Series 1996-4 Class SA
02/25/24	8.326%	205,978	43,779
CMO IO Series 2006-117 Class GS
12/25/36	6.476%	611,022	114,197
CMO IO Series 2006-43 Class SI
06/25/36	6.426%	2,527,138	311,503
CMO IO Series 2006-58 Class IG
07/25/36	6.346%	997,866	154,576
CMO IO Series 2006-8 Class WN
03/25/36	6.526%	2,318,637	445,737
CMO IO Series 2006-94 Class GI
10/25/26	6.476%	1,478,016	195,674
CMO IO Series 2007-109 Class PI
12/25/37	6.176%	1,578,928	219,973
CMO IO Series 2007-65 Class KI
07/25/37	6.446%	769,741	124,256
CMO IO Series 2007-72 Class EK
07/25/37	6.226%	2,507,872	368,597
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.356%	1,210,308	214,742
CMO IO Series 2009-112 Class ST
01/25/40	6.076%	953,389	139,751
CMO IO Series 2009-17 Class QS
03/25/39	6.476%	622,522	81,856
CMO IO Series 2009-37 Class KI
06/25/39	5.826%	2,508,460	346,260
CMO IO Series 2009-68 Class SA
09/25/39	6.576%	1,240,050	201,159

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2010-125 Class SA
11/25/40	4.266%	$4,776,170	$362,424
CMO IO Series 2010-147 Class SA
01/25/41	6.356%	3,996,835	895,668
CMO IO Series 2010-35 Class SB
04/25/40	6.246%	813,075	98,271
CMO IO Series 2010-42 Class S
05/25/40	6.226%	675,290	110,849
CMO IO Series 2010-68 Class SA
07/25/40	4.826%	4,234,659	603,524
CMO IO Series 2011-30 Class LS
04/25/41	1.819%	2,894,277	225,389
Federal National Mortgage Association (d)
10/01/19-08/01/40	5.000%	6,311,387	7,012,170
10/01/19-11/01/48	6.000%	12,845,433	14,347,052
04/01/20-07/01/42	4.000%	7,031,523	7,652,526
10/01/21-10/01/39	5.500%	9,465,044	10,623,640
05/01/22-08/01/37	7.500%	330,809	360,411
02/01/24-02/01/39	6.500%	8,824,762	10,271,057
04/25/31-08/01/43	3.500%	53,587,117	56,831,997
10/25/33-02/01/43	3.000%	8,568,543	8,802,420
04/01/37-01/01/39	7.000%	2,477,842	2,857,902
CMO Series 1999-7 Class AB
03/25/29	6.000%	465,485	534,990
CMO Series 2001-60 Class PX
11/25/31	6.000%	636,847	728,913
CMO Series 2002-50 Class ZA
05/25/31	6.000%	2,579,210	2,847,345
CMO Series 2002-78 Class Z
12/25/32	5.500%	933,763	1,016,937
CMO Series 2003-23 Class EQ
04/25/23	5.500%	1,663,255	1,823,854
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,607,613	3,971,614
CMO Series 2004-65 Class LT
08/25/24	4.500%	622,451	670,639
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,448,755
CMO Series 2005-121 Class DX
01/25/26	5.500%	1,307,905	1,443,088
CMO Series 2005-67 Class EY
08/25/25	5.500%	566,662	630,419
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,698,969
CMO Series 2006-16 Class HZ
03/25/36	5.500%	5,277,783	5,772,771
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	605,386	682,044
CMO Series 2007-104 Class ZE

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/37	6.000%	$1,270,127	$1,381,310
CMO Series 2007-116 Class PB
08/25/35	5.500%	684,876	771,476
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,561,035	1,745,471
CMO Series 2007-42 Class B
05/25/37	6.000%	1,590,312	1,794,565
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,583,386	4,016,818
CMO Series 2008-80 Class GP
09/25/38	6.250%	200,227	226,882
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,362,550	1,520,624
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,315,855	1,496,080
CMO Series 2009-79 Class UA
03/25/38	7.000%	172,819	196,206
CMO Series 2009-W1 Class A
12/25/49	6.000%	3,152,878	3,627,846
CMO Series 2010-111 Class AE
04/25/38	5.500%	4,486,073	4,813,323
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,473,001
CMO Series 2010-133 Class A
05/25/38	5.500%	3,758,722	4,025,997
CMO Series 2010-148 Class MA
02/25/39	4.000%	830,764	875,523
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,381,091
CMO Series 2010-47 Class AV
05/25/21	5.000%	2,646,740	2,669,955
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,142,377
CMO Series 2011-118 Class MT
11/25/41	7.000%	2,553,171	2,921,792
CMO Series 2011-118 Class NT
11/25/41	7.000%	2,929,408	3,386,534
CMO Series 2011-39 Class ZA
11/25/32	6.000%	920,146	1,034,982
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	3,124,380
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,307,248
CMO Series 2011-59 Class NZ
07/25/41	5.500%	2,088,418	2,502,368
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	2,904,000
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	3,016,005
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	3,035,503
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,461,590
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,475,670
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,433,308	3,631,063

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2013-59 Class PY
06/25/43	2.500%	$1,000,000	$916,254
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,397,276
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,592,283
CMO Series G94-8 Class K
07/17/24	8.000%	392,479	450,853
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,200,469
Federal National Mortgage Association (d)(f)
CMO PO STRIPS Series 293 Class 1
12/25/24	0.000%	407,091	399,205
CMO PO STRIPS Series 300 Class 1
09/25/24	0.000%	377,842	370,484
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	172,352	168,430
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	377,750	354,354
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	75,647	75,620
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	227,274	223,764
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	401,601	375,410
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	269,900	268,437
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	411,008	405,601
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	632,356	560,726
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	806,403	756,654
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	437,578	409,820
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	284,685	268,367
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	310,587	303,079
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	882,176	812,366
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	347,286	324,292
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	685,064	664,063
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,682,234	2,776,231
CMO PO Series 2013-128 Class PO
12/25/43	0.000%	2,740,202	2,240,275
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,758,802	2,071,990
CMO PO Series 314 Class 1
07/25/31	0.000%	308,052	274,571
CMO PO Series 3151 Class PO
05/15/36	0.000%	400,959	376,593
Federal National Mortgage Association (d)(e)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	252,247	23,954
CMO IO Series 2009-86 Class IP

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/25/39	5.500%	$421,116	$75,120
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	2,067,352	112,766
Government National Mortgage Association (c)(d)
CMO Series 2007-16 Class NS
04/20/37	22.659%	236,702	346,580
CMO Series 2010-H17 Class XQ
07/20/60	5.239%	6,355,299	6,964,238
CMO Series 2011-137 Class WA
07/20/40	5.528%	2,114,134	2,397,063
CMO Series 2012-141 Class WC
01/20/42	3.746%	1,553,850	1,637,229
CMO Series 2012-61 Class FM
05/16/42	0.575%	4,271,397	4,297,841
CMO Series 2012-H10 Class FA
12/20/61	0.721%	2,521,526	2,531,511
CMO Series 2012-H21 Class CF
05/20/61	0.871%	2,644,788	2,664,349
CMO Series 2012-H21 Class DF
05/20/61	0.821%	2,360,188	2,366,142
CMO Series 2012-H26 Class MA
07/20/62	0.721%	1,894,030	1,902,723
CMO Series 2012-H28 Class FA
09/20/62	0.751%	4,303,247	4,325,818
CMO Series 2012-H30 Class JA
01/20/60	0.651%	1,588,778	1,594,234
CMO Series 2012-H30 Class PA
11/20/59	0.621%	1,617,479	1,622,560
CMO Series 2013-54 Class WA
11/20/42	4.705%	3,058,301	3,397,259
CMO Series 2013-75 Class WA
06/20/40	5.224%	1,121,660	1,257,924
CMO Series 2013-H01 Class TA
01/20/63	0.671%	1,757,196	1,763,572
CMO Series 2013-H05 Class FB
02/20/62	0.571%	2,777,544	2,784,277
CMO Series 2013-H07 Class GA
03/20/63	0.641%	2,561,507	2,558,210
CMO Series 2013-H07 Class HA
03/20/63	0.581%	1,808,514	1,801,201
CMO Series 2013-H09 Class GA
04/20/63	0.651%	2,760,820	2,758,520
CMO Series 2013-H09 Class SA
04/20/63	0.671%	4,118,889	4,120,166
CMO Series 2013-H21 Class FA
09/20/63	0.921%	4,895,024	4,949,589
CMO Series 2013-H21 Class FB
09/20/63	0.871%	4,955,796	5,000,194
Government National Mortgage Association (c)(d)(e)
CMO IO Series 2005-3 Class SE
01/20/35	5.924%	1,751,534	274,919
CMO IO Series 2006-38 Class SG
09/20/33	6.474%	250,537	2,936
CMO IO Series 2007-26 Class SW
05/20/37	6.024%	2,265,506	302,852
CMO IO Series 2007-40 Class SN
07/20/37	6.504%	1,573,611	227,564

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2008-62 Class SA
07/20/38	5.974%	$1,387,314	$209,853
CMO IO Series 2008-76 Class US
09/20/38	5.724%	1,788,474	214,947
CMO IO Series 2008-95 Class DS
12/20/38	7.124%	1,565,442	251,384
CMO IO Series 2009-102 Class SM
06/16/39	6.226%	1,565,974	151,503
CMO IO Series 2009-106 Class ST
02/20/38	5.824%	2,248,844	363,314
CMO IO Series 2009-64 Class SN
07/16/39	5.926%	1,330,312	170,251
CMO IO Series 2009-67 Class SA
08/16/39	5.876%	894,743	113,654
CMO IO Series 2009-72 Class SM
08/16/39	6.076%	1,946,152	307,707
CMO IO Series 2009-81 Class SB
09/20/39	5.914%	2,376,841	289,292
CMO IO Series 2009-83 Class TS
08/20/39	5.924%	1,892,303	209,809
CMO IO Series 2010-47 Class PX
06/20/37	6.524%	2,699,240	462,282
CMO IO Series 2011-75 Class SM
05/20/41	6.424%	1,279,889	286,027
Government National Mortgage Association (d)
09/15/22	5.000%	522,879	558,845
09/20/38-08/20/39	6.000%	2,592,987	2,957,650
09/20/38-12/20/38	7.000%	481,026	565,337
04/20/63	4.479%	2,063,805	2,281,886
05/20/63	4.433%	3,063,785	3,384,517
05/20/63	4.462%	3,075,450	3,399,033
06/20/63	4.375%	4,790,491	5,287,873
CMO Series 1998-11 Class Z
04/20/28	6.500%	470,908	552,997
CMO Series 1999-16 Class Z
05/16/29	6.500%	426,079	481,828
CMO Series 2002-47 Class PG
07/16/32	6.500%	423,822	488,001
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,127,739	4,684,798
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,583,780	1,822,009
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,492,915
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,684,226	1,913,005
CMO Series 2006-17 Class JN
04/20/36	6.000%	722,287	804,120
CMO Series 2006-33 Class NA
01/20/36	5.000%	829,522	882,544
CMO Series 2006-69 Class MB
12/20/36	5.500%	2,670,641	2,975,573
CMO Series 2007-6 Class LD
03/20/36	5.500%	86,745	87,309
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,628,660
CMO Series 2009-104 Class AB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/16/39	7.000%	$1,931,498	$2,210,609
CMO Series 2009-2 Class PA
12/20/38	5.000%	459,218	498,888
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,678,945	1,804,772
CMO Series 2010-130 Class CP
10/16/40	7.000%	1,213,111	1,418,874
CMO Series 2010-14 Class QP
12/20/39	6.000%	607,532	643,887
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,490,901	2,883,066
CMO Series 2013-H01 Class FA
01/20/63	1.650%	4,049,583	4,051,575
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,418,236	2,419,251
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,433,786	4,460,389
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,770,742	5,768,716
Government National Mortgage Association (d)(f)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	272,337	258,558
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	388,192	383,620
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,666,152	1,452,338
Government National Mortgage Association (d)(e)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,703,720	372,535
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	5,461,796	420,311
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (d)
06/15/28	6.750%	521,578	601,250
Total Residential Mortgage-Backed Securities - Agency (Cost: $640,115,281)			$664,511,307

Residential Mortgage-Backed Securities - Non-Agency 4.1%
AJAX Mortgage Loan Trust (a)(c)(d)
CMO Series 2014-A Class A
10/25/57	3.750%	1,430,823	1,427,818
AJAX Mortgage Loan Trust (a)(c)(d)(g)
CMO Series 2013-A Class A
02/25/51	3.500%	2,309,322	2,287,797
CMO Series 2013-B Class A1
03/25/52	3.750%	1,280,037	1,280,391
CMO Series 2013-C Class A
03/25/35	4.500%	1,783,183	1,797,197
ASG Resecuritization Trust (a)(c)(d)
CMO Series 2009-2 Class G60
05/24/36	4.981%	700,757	704,529
CMO Series 2009-3 Class A65
03/26/37	2.060%	987,797	983,786

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-1 Class 3A50
11/28/35	2.548%	$647,037	$635,243
ASG Resecuritization Trust (a)(d)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	328,991	330,309
BCAP LLC Trust (a)(c)(d)
05/28/36	0.321%	803,271	790,259
08/26/37	5.000%	1,177,938	1,169,472
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	460,297	473,859
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	573,832	578,935
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	51,740	51,889
CMO Series 2010-RR6 Class 22A3
06/26/36	5.640%	310,959	315,604
CMO Series 2010-RR7 Class 16A1
02/26/47	0.821%	200,223	199,177
CMO Series 2010-RR7 Class 1A5
04/26/35	2.701%	162,521	162,523
CMO Series 2010-RR7 Class 2A1
07/26/45	2.292%	920,566	927,864
CMO Series 2010-RR8 Class 3A3
05/26/35	5.089%	101,503	101,885
CMO Series 2010-RR8 Class 3A4
05/26/35	5.089%	1,000,000	943,757
CMO Series 2011-RR10 Class 2A1
09/26/37	0.988%	1,443,681	1,382,727
CMO Series 2012-3 Class 2A5
05/26/37	1.987%	1,105,598	1,096,346
CMO Series 2012-RR10 Class 1A1
02/26/37	0.401%	813,790	785,090
CMO Series 2012-RR10 Class 3A1
05/26/36	0.361%	1,496,800	1,421,206
CMO Series 2012-RR2 Class 1A1
08/26/36	0.341%	694,513	682,552
CMO Series 2015-RR4 Class 1A1
09/11/38	1.177%	1,500,000	1,406,250
Series 2011-RR5 Class 14A3
07/26/36	0.574%	59,284	59,128
Banc of America Alternative Loan Trust
CMO Series 2004-1 Class 1A1 (d)
02/25/34	6.000%	556,032	591,208
Banc of America Funding Trust (a)(d)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	122,541	123,068
Banc of America Funding Trust (d)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	337,344	353,831
Banc of America Mortgage Trust (c)(d)
CMO Series 2004-C Class 2A2
04/25/34	2.706%	262,044	264,820
Banc of America Mortgage Trust (d)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	507,966	523,320
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	463,156	473,195
Banc of America Mortgage Trust (d)(f)
CMO PO Series 2004-5 Class 1A9

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/25/34	0.000%	$378,220	$337,915
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (c)(d)
07/25/33	2.322%	142,849	143,032
Bear Stearns Alt-A Trust (c)(d)
CMO Series 2004-6 Class 1A
07/25/34	0.814%	1,009,200	965,717
CMO Series 2005-2 Class 1A1
03/25/35	0.674%	423,708	416,036
CAM Mortgage Trust CMO Series 2014-2 Class A (a)(c)(d)
05/15/48	2.600%	114,374	114,365
Chase Mortgage Finance Corp. (c)(d)
CMO Series 2007-A1 Class 1A3
02/25/37	2.526%	1,411,505	1,390,398
CMO Series 2007-A1 Class 2A1
02/25/37	2.466%	543,050	542,754
CMO Series 2007-A1 Class 7A1
02/25/37	2.415%	312,498	312,541
Citigroup Mortgage Loan Trust, Inc. (a)(c)(d)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.721%	1,147,195	1,160,335
CMO Series 2009-10 Class 1A1
09/25/33	2.405%	849,000	852,309
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	758,664	797,279
CMO Series 2010-10 Class 2A1
02/25/36	2.435%	835,349	843,025
CMO Series 2010-7 Class 10A1
02/25/35	2.610%	197,835	198,943
Citigroup Mortgage Loan Trust, Inc. (a)(d)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	2,355,056	2,394,105
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	2,084,687	2,131,994
Citigroup Mortgage Loan Trust, Inc. (d)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	397,436	412,653
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	400,571	417,016
Countrywide Home Loan Mortgage Pass-Through Trust (d)
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	496,724	515,807
CMO Series 2004-3 Class A26
04/25/34	5.500%	285,591	299,905
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	700,483	728,236
Credit Suisse First Boston Mortgage Securities Corp. (d)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	284,551	294,011
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	447,241	456,497
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	699,429	763,749
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	334,458	342,591

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	$611,202	$661,081
Credit Suisse Mortgage Capital Certificates (a)(c)(d)
CMO Series 2010-11R Class A6
06/28/47	1.179%	3,787,320	3,642,694
CMO Series 2010-17R Class 1A1
06/26/36	2.302%	395,902	395,714
CMO Series 2010-1R Class 5A1
01/27/36	4.955%	161,929	163,740
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	651,891	657,161
CMO Series 2011-6R Class 3A1
07/28/36	5.653%	652,589	643,822
CMO Series 2011-9R Class A1
03/27/46	2.176%	700,180	701,721
CMO Series 2012-3R Class 1A1
07/27/37	2.253%	912,766	909,084
Series 2014-ICE Class A
04/15/27	1.050%	2,018,000	2,010,689
GMAC Mortgage Corp. Loan Trust (c)(d)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.784%	969,356	953,112
GMAC Mortgage Corp. Loan Trust (d)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	478,153	487,640
GSMPS Mortgage Loan Trust (a)(c)(d)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.524%	1,144,807	976,953
GSMPS Mortgage Loan Trust (a)(c)(d)(e)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.732%	887,225	115,191
GSR Mortgage Loan Trust (c)(d)
CMO Series 2005-5F Class 8A3
06/25/35	0.674%	50,406	48,803
GSR Mortgage Loan Trust (d)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	668,925	687,434
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (c)(d)
05/19/34	2.580%	2,539,951	2,530,012
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)(d)(g)
05/26/53	4.000%	2,425,310	2,380,684
Impac CMB Trust CMO Series 2005-4 Class 2A1 (c)(d)
05/25/35	0.474%	468,222	459,719
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1 (c)(d)
08/25/33	4.995%	322,382	337,460
Impac Secured Assets Trust (c)(d)
CMO Series 2006-1 Class 2A1
05/25/36	0.524%	311,641	301,565
CMO Series 2006-2 Class 2A1
08/25/36	0.524%	580,365	570,599
JPMorgan Mortgage Trust (c)(d)
CMO Series 2007-A1 Class 5A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
07/25/35	2.556%	$764,325	$776,443
Series 2006-A2 Class 5A3
11/25/33	2.430%	1,170,960	1,173,194
JPMorgan Resecuritization Trust (a)(c)(d)
CMO Series 2009-6 Class 4A1
09/26/36	2.506%	304,018	305,681
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	208,413	207,461
LVII Resecuritization Trust (a)(c)(d)
CMO Series 2009-2 Class M3
09/27/37	5.111%	968,259	973,298
CMO Series 2009-3 Class M3
11/27/37	5.165%	641,643	642,524
MASTR Adjustable Rate Mortgages Trust (c)(d)
CMO Series 2004-13 Class 2A1
04/21/34	2.645%	654,436	658,048
CMO Series 2004-13 Class 3A7
11/21/34	2.667%	1,192,175	1,213,251
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(d)
12/27/33	5.500%	299,564	318,978
MASTR Seasoned Securities Trust (d)
CMO Series 2004-2 Class A1
08/25/32	6.500%	457,044	493,349
CMO Series 2004-2 Class A2
08/25/32	6.500%	719,845	777,028
Merrill Lynch Mortgage Investors Trust (c)(d)
CMO Series 2003-A Class 2A1
03/25/28	0.954%	505,183	484,094
CMO Series 2003-E Class A1
10/25/28	0.794%	1,164,619	1,111,784
CMO Series 2004-1 Class 2A1
12/25/34	2.226%	713,249	694,857
CMO Series 2004-A Class A1
04/25/29	0.634%	1,043,674	1,001,140
CMO Series 2004-A4 Class A2
08/25/34	2.463%	797,890	817,373
CMO Series 2004-G Class A2
01/25/30	0.957%	720,505	699,852
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (c)(d)
04/25/34	5.685%	628,391	662,552
Morgan Stanley Re-Remic Trust (a)(d)
07/27/49	0.250%	2,400,000	2,079,000
07/27/49	2.000%	2,708,681	2,710,848
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1 (a)(c)(d)
10/25/34	6.500%	248,818	251,131
NCUA Guaranteed Notes (c)(d)
CMO Series 2010-R3 Class 1A
12/08/20	0.735%	996,130	1,005,364
NCUA Guaranteed Notes (d)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	369,689	374,043

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Prime Mortgage Trust CMO Series 2004-2 Class A2 (d)
11/25/19	4.750%	$379,175	$389,511
RALI Trust (c)(d)
CMO Series 2003-QS13 Class A5
07/25/33	0.824%	436,843	405,941
RALI Trust (d)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,598,742	1,514,976
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,888,195	1,924,261
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	381,437	390,574
RBSSP Resecuritization Trust (a)(c)(d)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	344,140	357,419
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	610,787	618,245
CMO Series 2012-3 Class 3A1
09/26/36	0.321%	1,005,258	959,027
RBSSP Resecuritization Trust (a)(d)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	637,009	675,940
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	262,044	276,695
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	21,411	21,420
RFMSI Trust (d)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	533,256	547,073
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	152,172	156,249
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3 (d)
10/25/31	7.000%	636,876	669,787
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)(d)
12/25/34	2.489%	543,313	542,448
Sequoia Mortgage Trust (c)(d)
CMO Series 2003-1 Class 1A
04/20/33	0.936%	2,121,386	2,030,614
CMO Series 2003-8 Class A1
01/20/34	0.816%	1,610,772	1,535,206
CMO Series 2004-11 Class A1
12/20/34	0.476%	1,582,995	1,537,719
CMO Series 2004-12 Class A3
01/20/35	0.664%	667,484	611,721
Structured Adjustable Rate Mortgage Loan Trust (c)(d)
CMO Series 2004-4 Class 5A
04/25/34	2.387%	359,238	345,850
CMO Series 2004-6 Class 5A4
06/25/34	2.353%	260,667	259,337
Structured Asset Mortgage Investments II Trust (c)(d)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.838%	945,573	903,722
CMO Series 2005-AR5 Class A3
07/19/35	0.428%	513,853	492,751

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (c)(d)
CMO Series 2003-34A Class 3A3
11/25/33	2.479%	$1,539,083	$1,517,385
CMO Series 2003-40A Class 3A2
01/25/34	2.393%	674,581	652,597
Series 2004-6XS Class A5A
03/25/34	5.530%	582,350	599,915
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (d)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	707,946	743,770
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5 (c)(d)
02/25/34	5.490%	657,733	698,026
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (c)(d)
12/25/44	1.936%	564,964	561,392
VML LLC CMO Series 2014-NPL1 Class A1 (a)(c)(d)
04/25/54	3.875%	489,180	489,559
WaMu Mortgage Pass-Through Certificates Trust (c)(d)
CMO Series 2003-AR11 Class A6
10/25/33	2.423%	1,105,154	1,118,239
CMO Series 2003-AR5 Class A7
06/25/33	2.444%	463,926	467,277
CMO Series 2003-AR6 Class A1
06/25/33	2.438%	567,672	568,305
CMO Series 2003-AR7 Class A7
08/25/33	2.299%	704,104	705,582
CMO Series 2004-AR3 Class A2
06/25/34	2.372%	383,584	387,151
WaMu Mortgage Pass-Through Certificates Trust (d)
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	1,164,976	1,203,749
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	282,848	296,177
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	246,776	258,540
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1 (d)
02/25/33	5.750%	357,830	380,557
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(c)(d)
08/27/37	2.847%	1,306,644	1,311,645
Wells Fargo Mortgage-Backed Securities Trust (c)(d)
CMO Series 2003-J Class 2A1
10/25/33	2.506%	217,530	218,627
CMO Series 2003-L Class 2A1
11/25/33	2.554%	281,487	276,078
CMO Series 2004-EE Class 2A1
12/25/34	2.614%	117,232	117,867
CMO Series 2004-G Class A3
06/25/34	2.607%	150,414	150,486
CMO Series 2004-U Class A1
10/25/34	2.571%	1,040,359	1,039,598

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-W Class A9
11/25/34	2.616%	$914,308	$921,136
CMO Series 2004P Class 2A1
09/25/34	2.613%	1,394,725	1,398,982
CMO Series 2005-AR8 Class 2A1
06/25/35	2.602%	178,776	179,568
CMO Series 2005-AR9 Class 2A1
10/25/33	2.591%	409,393	412,172
Series 2005-AR3 Class 1A1
03/25/35	2.620%	3,740,796	3,768,198
Wells Fargo Mortgage-Backed Securities Trust (d)
CMO Series 2004-4 Class A9
05/25/34	5.500%	588,754	605,986
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	499,267	528,082
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $117,082,342)			$118,965,551

Commercial Mortgage-Backed Securities - Agency 13.1%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2 (d)
01/25/24	3.490%	4,000,000	4,338,020
Federal National Mortgage Association (c)(d)
Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,428,480
Series 2012-M11 Class FA
08/25/19	0.623%	454,296	457,173
Series 2013-M13 Class A2
04/25/23	2.372%	4,118,000	4,189,386
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,546,094
Series 2014-M3 Class A2
01/25/24	3.476%	2,000,000	2,167,198
Federal National Mortgage Association (d)
07/01/17	1.400%	3,500,000	3,523,219
10/01/17	2.490%	1,372,551	1,413,624
10/01/17	2.690%	2,393,105	2,476,849
01/01/18	3.520%	2,382,813	2,523,031
03/01/18	3.800%	1,572,878	1,678,407
05/01/19	2.190%	4,735,649	4,844,805
06/01/19	2.360%	2,000,000	2,058,742
06/01/19	2.450%	1,974,206	2,036,735
07/01/19	1.940%	1,976,450	1,980,996
07/01/19	2.200%	9,566,277	9,787,274
07/01/19	2.370%	5,000,000	5,155,377
07/01/19	5.240%	2,613,675	2,950,287
08/01/19	2.030%	5,076,000	5,152,281
11/01/19	4.130%	1,500,000	1,655,932
12/01/19	1.470%	1,427,776	1,416,813
12/01/19	1.690%	2,000,000	1,991,054
12/01/19	4.180%	2,533,000	2,788,023
12/01/19	4.513%	4,491,497	5,006,726

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
01/01/20	4.540%	$1,394,794	$1,549,941
02/01/20	4.369%	2,338,270	2,597,735
02/01/20	4.399%	8,000,000	8,965,985
04/01/20	4.350%	1,445,422	1,608,170
04/01/20	4.381%	2,462,887	2,752,527
06/01/20	1.750%	2,905,679	2,906,927
06/01/20	2.010%	15,000,000	14,823,766
07/01/20	3.950%	1,981,608	2,183,349
07/01/20	4.066%	2,402,490	2,647,364
09/01/20	3.505%	2,313,049	2,490,248
10/01/20	3.290%	1,465,875	1,567,348
11/01/20	3.230%	2,403,096	2,563,107
11/01/20	3.375%	912,890	981,431
12/01/20	2.000%	1,500,000	1,506,327
01/01/21	3.940%	2,000,000	2,204,208
01/01/21	4.050%	3,000,000	3,317,369
01/01/21	4.298%	1,333,096	1,493,046
01/01/21	4.380%	2,360,414	2,645,514
04/01/21	4.250%	2,000,000	2,236,748
04/01/21	4.250%	2,500,000	2,810,232
04/01/21	4.380%	2,454,118	2,759,958
05/01/21	4.360%	1,483,454	1,670,873
05/01/21	4.390%	1,473,732	1,659,489
06/01/21	4.240%	1,954,054	2,190,272
06/01/21	4.340%	3,000,000	3,372,383
07/01/21	4.260%	2,500,000	2,811,536
07/01/21	4.318%	2,090,884	2,350,683
08/01/21	3.870%	1,901,971	2,083,380
08/01/21	4.130%	1,423,924	1,586,148
08/01/21	4.500%	4,000,000	4,541,227
09/01/21	2.120%	2,800,000	2,775,766
09/01/21	3.770%	3,000,000	3,296,177
10/01/21	3.590%	2,000,000	2,187,393
01/01/22	3.120%	2,000,000	2,116,682
02/01/22	3.140%	3,000,000	3,175,782
04/01/22	3.050%	3,431,782	3,610,559
05/01/22	2.770%	2,000,000	2,075,884
05/01/22	2.860%	2,857,961	2,981,830
05/01/22	2.940%	2,379,520	2,493,466
05/01/22	3.000%	3,500,000	3,696,984
06/01/22	2.600%	2,834,113	2,913,109
06/01/22	2.760%	7,000,000	7,227,664
06/01/22	2.790%	1,973,360	2,046,607
06/01/22	2.790%	2,795,952	2,905,748
07/01/22	2.640%	4,004,795	4,123,385
07/01/22	2.670%	2,850,828	2,940,751
07/01/22	2.670%	5,000,000	5,147,801
07/01/22	2.690%	9,969,344	10,358,299
07/01/22	2.720%	4,431,149	4,584,280
07/01/22	2.750%	6,166,537	6,392,917
07/01/22	2.760%	3,151,266	3,267,858
07/01/22	2.790%	4,000,000	4,155,539
07/01/22	2.830%	4,000,000	4,165,482
07/01/22	2.980%	3,000,000	3,150,864
07/01/22	2.980%	2,000,000	2,100,576
07/01/22	3.730%	2,657,074	2,894,863
08/01/22	2.360%	5,617,214	5,694,774
08/01/22	2.650%	7,000,000	7,171,372

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
09/01/22	2.470%	$2,384,511	$2,421,207
09/01/22	2.900%	1,911,450	1,995,376
10/01/22	2.520%	1,948,116	1,983,606
11/01/22	2.280%	2,133,297	2,153,206
11/01/22	2.450%	6,000,000	6,081,762
12/01/22	2.190%	2,393,630	2,404,405
12/01/22	2.210%	1,821,824	1,832,216
12/01/22	2.210%	1,948,640	1,959,756
12/01/22	2.220%	7,962,589	8,013,881
12/01/22	2.240%	1,990,874	2,006,145
12/01/22	2.320%	2,390,807	2,411,677
12/01/22	2.340%	1,826,044	1,843,850
12/01/22	2.340%	2,217,863	2,239,083
12/01/22	2.380%	1,990,777	2,015,216
12/01/22	2.390%	1,891,541	1,919,354
12/01/22	2.400%	2,500,000	2,521,118
12/01/22	2.400%	1,800,000	1,817,701
01/01/23	2.340%	1,958,485	1,977,125
02/01/23	2.400%	2,000,000	2,018,384
02/01/23	2.460%	2,864,002	2,911,854
03/01/23	2.490%	2,500,000	2,544,614
04/01/23	2.500%	6,000,000	6,113,240
04/01/23	2.540%	3,188,653	3,252,900
04/01/23	2.640%	2,918,219	2,996,488
04/01/23	2.703%	1,455,196	1,500,388
05/01/23	2.520%	3,000,000	3,039,475
06/01/23	2.420%	2,907,879	2,939,273
06/01/23	2.510%	1,935,976	1,969,121
07/01/23	2.808%	2,935,500	3,056,078
07/01/23	3.670%	6,000,000	6,516,363
08/01/23	3.350%	3,000,000	3,207,768
08/01/23	3.590%	2,500,000	2,704,705
10/01/23	3.760%	1,989,164	2,198,038
11/01/23	3.690%	1,200,000	1,305,486
07/01/26	4.450%	2,859,021	3,322,465
10/01/26	3.235%	1,489,823	1,579,252
12/01/26	3.240%	1,500,000	1,593,372
02/01/27	3.340%	1,000,000	1,065,426
02/01/30	3.550%	1,000,000	1,067,198
06/01/37	5.832%	1,201,500	1,478,189
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,633,294
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	806,302
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,882,132
Total Commercial Mortgage-Backed Securities - Agency (Cost: $370,476,949)			$384,394,718

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
A10 Securitization LLC (a)(d)
Series 2012-1 Class A
04/15/24	3.492%	190,914	190,917
Series 2013-1 Class A
11/15/25	2.400%	607,940	609,954

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
A10 Term Asset Financing LLC (a)(d)
Series 2013-2 Class A
11/15/27	2.620%	$4,135,978	$4,177,669
Series 2013-2 Class B
11/15/27	4.380%	657,000	674,421
Series 2014-1 Class A2
04/15/33	3.020%	1,807,000	1,824,788
ACRE Commercial Mortgage Trust (a)(c)(d)
Series 2014-FL2 Class B
08/15/31	2.223%	447,500	445,063
Series 2014-FL2 Class C
08/15/31	2.673%	447,500	444,371
BB-UBS Trust (a)(d)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,792,352
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,989,900
Banc of America Commercial Mortgage Trust (c)(d)
Series 2006-3 Class A4
07/10/44	5.889%	1,546,033	1,612,220
Banc of America Commercial Mortgage Trust (d)
Series 2006-5 Class A4
09/10/47	5.414%	775,000	801,056
Series 2007-5 Class A4
02/10/51	5.492%	2,000,000	2,128,166
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3 Class AM (d)
07/10/43	4.727%	1,000,000	1,001,554
Bear Stearns Commercial Mortgage Securities Trust (a)(c)(d)(e)
CMO IO Series 2007-T26 Class X1
01/12/45	0.149%	74,972,965	284,522
Bear Stearns Commercial Mortgage Securities Trust (c)(d)
Series 2004-PWR4 Class A3
06/11/41	5.468%	17,367	17,360
COBALT CMBS Commercial Mortgage Trust (c)(d)(e)
CMO IO Series 2006-C1 Class IO
08/15/48	0.782%	13,139,322	156,910
COBALT CMBS Commercial Mortgage Trust (d)
Series 2006-C1 Class A4
08/15/48	5.223%	1,431,445	1,501,950
Series 2006-C1 Class AM
08/15/48	5.254%	1,600,000	1,642,310
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A (a)(c)(d)(e)
06/15/40	3.083%	2,817,047	367,734
Citigroup Commercial Mortgage Trust (a)(d)
Series 2013-SMP Class A
01/12/30	2.110%	925,264	938,839
Citigroup Commercial Mortgage Trust (d)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	788,671
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-CD2 Class X
01/15/46	0.086%	191,468,978	67,780
CMO IO Series 2007-CD4 Class XC
12/11/49	0.357%	67,426,585	395,794

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(d)
Series 2005-CD1 Class AJ
07/15/44	5.225%	$1,000,000	$1,018,807
Series 2005-CD1 Class AM
07/15/44	5.225%	875,000	888,487
Commercial Mortgage Pass-Through Certificates Series 2012-MVP Class A (a)(c)(d)
11/17/26	2.116%	188,121	188,071
Commercial Mortgage Trust (a)(c)(d)
Series 2013-SFS Class A2
04/12/35	2.987%	624,000	639,445
Series 2014-KYO Class A
06/11/27	1.077%	4,231,000	4,215,256
Series 2014-TWC Class A
02/13/32	1.022%	1,450,000	1,447,394
Commercial Mortgage Trust (a)(d)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,233,782
Commercial Mortgage Trust (c)(d)(e)
CMO IO Series 2012-CR2 Class XA
08/15/45	1.899%	2,562,352	247,546
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A3 (c)(d)
03/15/39	5.648%	1,239,868	1,273,254
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM (d)
07/15/37	4.730%	1,000,000	1,000,084
DBRR Trust (a)(c)(d)
Series 2013-EZ2 Class A
02/25/45	0.853%	142,066	142,013
Series 2013-EZ3 Class A
12/18/49	1.636%	2,380,944	2,392,135
DBRR Trust (a)(c)(d)(e)
CMO IO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	141,919
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class B (c)(d)
06/10/48	4.821%	210,765	210,692
GS Mortgage Securities Corp. II (a)(d)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,136,970
Series 2013-KING Class A
12/10/27	2.706%	995,155	1,013,783
GS Mortgage Securities Corp. Trust (a)(c)(d)(e)
CMO IO Series 2006-GG8 Class X
11/10/39	0.546%	18,550,808	127,834
GS Mortgage Securities Corp. Trust (a)(d)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,243,783
Greenwich Capital Commercial Funding Corp. (c)(d)
Series 2006-GG7 Class A4
07/10/38	5.816%	2,875,758	2,980,554
Series 2006-GG7 Class AM
07/10/38	5.785%	300,000	314,088
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)(d)(e)
CMO IO Series 2010-C2 Class XA
11/15/43	1.838%	9,630,841	530,958

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (c)(d)
Series 2005-CB11 Class AJ
08/12/37	5.637%	$823,332	$823,127
Series 2006-LDP9 Class A3SF
05/15/47	0.330%	370,658	370,537
JPMorgan Chase Commercial Mortgage Securities Trust (c)(d)(e)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.213%	66,784,548	232,617
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2006-CB16 Class A4
05/12/45	5.552%	969,954	1,005,485
KGS-Alpha SBA COOF Trust CMO IO Series 2014-2 Class A (a)(c)(d)(e)
04/25/40	3.163%	2,645,829	387,366
KSBA (a)(c)(d)(e)
CMO IO Series 2012-2 Class A
08/25/38	0.841%	10,154,491	371,274
CMO IO Series 2013-2 Class A
03/25/39	1.536%	10,194,983	570,282
LB-UBS Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.357%	41,504,884	110,403
LB-UBS Commercial Mortgage Trust (d)
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	267,055
Series 2007-C2 Class A3
02/15/40	5.430%	816,281	870,533
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)(d)
02/15/36	3.985%	1,535,000	1,661,479
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (c)(d)
01/12/44	5.366%	1,000,000	1,027,473
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-4 Class XC
12/12/49	0.633%	20,360,714	185,649
Merrill Lynch/Countrywide Commercial Mortgage Trust (d)
Series 2007-9 Class A4
09/12/49	5.700%	585,000	627,170
Morgan Stanley Capital I Trust (a)(c)(d)(e)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.466%	41,591,098	282,445
CMO IO Series 2006-T21 Class X
10/12/52	0.205%	80,798,229	194,805
CMO IO Series 2007-HQ11 Class X
02/12/44	0.214%	64,552,221	221,608
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA (a)(d)
03/27/51	1.000%	957,077	955,880
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 (d)
10/29/20	2.900%	1,000,000	1,024,956
NCUA Guaranteed Notes Series 2010-C1 Class APT (d)
10/29/20	2.650%	4,557,590	4,663,303

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
NorthStar (a)(c)(d)
Series 2013-1A Class A
08/25/29	2.024%	$2,249,586	$2,251,697
Series 2013-1A Class B
08/25/29	5.174%	1,280,000	1,292,800
ORES NPL LLC Series 2013-LV2 Class A (a)(d)
09/25/25	3.081%	982,628	982,324
RAIT Financial Trust Series 2014-FL3 Class A (a)(c)(d)
12/15/31	1.421%	1,176,939	1,185,472
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)(d)
03/11/31	3.260%	797,000	816,031
RCMC LLC Series 2012-CRE1 Class A (a)(d)
11/15/44	5.623%	875,425	897,809
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 (d)
04/10/46	3.244%	857,000	894,059
VNDO Mortgage Trust (a)(d)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,192,007
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,233,158
WF-RBS Commercial Mortgage Trust (a)(d)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,334,302
WF-RBS Commercial Mortgage Trust (d)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,022,968
Wachovia Bank Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2004-C12 Class IO
07/15/41	0.147%	23,129,693	153,812
CMO IO Series 2006-C24 Class XC
03/15/45	0.086%	124,413,065	140,587
Wachovia Bank Commercial Mortgage Trust (c)(d)
Series 2004-C11 Class A5
01/15/41	5.191%	186,159	186,769
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(c)(d)
03/18/28	2.710%	2,000,000	2,026,818
Wells Fargo Resecuritization Trust Series 2012-IO Class A (a)(d)
08/20/21	1.750%	1,066,917	1,066,917
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $84,475,595)			$84,772,133

Asset-Backed Securities - Non-Agency 6.7%
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A (a)
03/20/17	1.750%	806,255	806,231

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Academic Loan Funding Trust (a)(c)
Series 2012-1A Class A1
12/27/22	0.974%	$557,372	$560,685
Series 2013-1A Class A
12/26/44	0.974%	1,829,548	1,831,955
Ally Auto Receivables Trust
Series 2012-3 Class A3
08/15/16	0.850%	165,201	165,301
Series 2013-2 Class A4
11/15/18	1.240%	750,000	752,513
AmeriCredit Automobile Receivables Trust
Series 2012-3 Class A3
01/09/17	0.960%	11,173	11,174
Series 2012-5 Class A3
06/08/17	0.620%	116,475	116,488
Series 2013-1 Class A3
10/10/17	0.610%	66,383	66,368
American Credit Acceptance Receivables Trust (a)
Series 2012-3 Class A
11/15/16	1.640%	31,093	31,118
Series 2013-1 Class A
04/16/18	1.450%	494,891	495,752
Series 2013-2 Class A
02/15/17	1.320%	141,179	141,241
Series 2014-2 Class A
10/10/17	0.990%	1,537,105	1,536,545
Series 2014-2 Class B
03/10/20	2.260%	886,000	887,607
American Tower Trust I (a)
Pass-Through Certificates
03/15/43	1.551%	500,000	499,005
Series 13 Class 2A
03/15/23	3.070%	1,100,000	1,104,320
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4 (c)
06/25/35	5.010%	782,849	790,473
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,910,863	1,911,409
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	629,403	628,175
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (c)
12/25/33	1.074%	601,599	561,328
Blue Elephant Loan Trust Series 2015-1 Class A (a)
12/15/22	3.120%	2,101,000	2,095,836
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	486,166	491,467
Series 2011-C Class A
03/15/19	4.210%	261,858	266,687
Series 2012-A Class A
06/17/19	2.780%	149,155	150,914
Series 2012-B Class A
09/16/19	2.520%	981,236	993,490

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-C Class A
12/16/19	1.820%	$542,078	$544,537
Series 2012-D Class A
03/16/20	1.480%	243,411	244,135
Series 2013-A Class A
06/15/20	1.310%	388,908	386,956
Series 2013-C Class A
04/16/18	1.640%	1,278,356	1,280,364
Series 2014-C Class A
02/15/19	1.310%	1,954,217	1,951,378
Series 2014-C Class C
08/17/20	3.770%	419,000	422,597
Series 2015-A Class C
02/16/21	4.000%	219,000	218,961
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	308,278	308,431
CarFinance Capital Auto Trust (a)
Series 2013-1A Class A
07/17/17	1.650%	137,190	137,279
Series 2013-2A Class A
11/15/17	1.750%	217,406	217,790
Series 2014-1A Class A
12/17/18	1.460%	479,596	478,996
Series 2014-1A Class B
04/15/20	2.720%	375,000	379,124
Series 2014-2A Class A
11/16/20	1.440%	1,551,578	1,543,705
Series 2015-1A Class A
06/15/21	1.750%	614,834	613,642
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A (a)(c)(g)
10/15/21	2.153%	2,686,667	2,686,667
Chase Funding Trust (c)
Series 2003-2 Class 2A2
02/25/33	0.731%	655,418	587,910
Series 2003-4 Class 1A5
05/25/33	5.416%	704,775	728,148
Series 2003-6 Class 1A5
11/25/34	5.257%	705,346	723,272
Concord Funding Co. LLC Series 2012-2 Class A (a)
01/15/17	3.145%	2,600,000	2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(c)(g)(h)
12/25/47	4.704%	1,078,519	452,978
Consumer Credit Origination Loan Trust Series 2015-1 Class A (a)
03/15/21	2.820%	913,421	913,409
Credit Acceptance Auto Loan Trust (a)
Series 2012-2A Class A
03/16/20	1.520%	451,021	452,030
Series 2014-1A Class A
10/15/21	1.550%	1,000,000	998,748

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(c)
01/25/43	5.150%	$186,453	$188,984
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(c)
06/25/50	3.252%	791,251	799,679
DT Auto Owner Trust (a)
Series 2013-2A Class B
06/15/17	1.780%	1,723,496	1,725,736
Series 2014-3A Class A
04/16/18	0.980%	1,095,796	1,094,974
Drive Auto Receivables Trust Series 2015-AA Class D (a)
06/15/22	4.120%	883,000	882,821
Exeter Automobile Receivables Trust (a)
Series 2012-2A Class A
06/15/17	1.300%	43,660	43,668
Series 2013-1A Class A
10/16/17	1.290%	127,350	127,456
Series 2013-2A Class A
11/15/17	1.490%	676,707	678,043
Series 2014-2A Class C
12/16/19	3.260%	315,000	314,600
Series 2014-3A Class A
01/15/19	1.320%	1,759,698	1,757,115
Series 2014-3A Class B
11/15/19	2.770%	556,000	556,596
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	1,911,023	1,913,867
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	158,401	158,639
Series 2013-1A Class A2
10/15/18	0.900%	195,393	195,552
Flagship Credit Auto Trust (a)
Series 2013-1 Class A
04/16/18	1.320%	588,892	589,336
Series 2013-2 Class A
01/15/19	1.940%	1,169,097	1,173,675
Series 2014-1 Class A
04/15/19	1.210%	1,085,847	1,083,792
Series 2014-1 Class B
02/18/20	2.550%	245,000	245,692
Series 2014-2 Class A
12/16/19	1.430%	1,262,617	1,260,670
Series 2014-2 Class B
11/16/20	2.840%	446,000	447,605
Series 2014-2 Class C
12/15/20	3.950%	220,000	221,458
Ford Credit Auto Lease Trust
Series 2013-B Class A3
09/15/16	0.760%	2,014,000	2,015,544
Series 2013-B Class A4
10/15/16	0.960%	750,000	751,278
Fortress Opportunities Residential Transaction (a)(c)(g)
Series 2013-1A Class A1N
10/25/33	3.960%	69,578	69,579

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-1A Class AR
10/25/18	4.210%	$38,707	$38,695
GCAT CMO Series 2014-1 Class A1 (a)(c)
07/25/19	3.228%	2,095,068	2,107,992
GLC II Trust Series 2014-A Class A (a)
12/18/20	4.000%	2,680,778	2,686,140
GLC Trust Series 2014-A Class A (a)
07/15/21	3.000%	2,873,756	2,861,542
GMAT Trust (a)(c)
Series 2013-1A Class A
11/25/43	3.967%	1,175,291	1,175,312
Series 2014-1A Class A
02/25/44	3.721%	444,430	443,193
Gold Key Resorts Series 2014-A Class A (a)
03/17/31	3.220%	948,509	952,956
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2013-T2 Class A2
05/16/44	1.147%	3,163,000	3,161,156
Series 2013-T7 Class AT7
11/15/46	1.981%	2,140,000	2,120,954
HLSS Servicer Advance Receivables Trust (a)
Series 2012-T2 Class A2
10/15/45	1.990%	1,460,000	1,461,383
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,192,324
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	430,840
Series 2014-T2 Class AT2
01/15/47	2.217%	554,000	549,051
Honda Auto Receivables Owner Trust
Series 2012-2 Class A3
02/16/16	0.700%	32,289	32,295
Series 2013-4 Class A3
09/18/17	0.690%	3,437,000	3,436,261
Series 2013-4 Class A4
02/18/20	1.040%	1,400,000	1,401,513
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	45,353	45,367
Huntington Auto Trust (a)
Series 2011-1A Class A4
11/15/16	1.310%	401,363	401,723
LV Tower 52 LLC (a)(g)
Series 2013-1 Class A
06/15/18	5.500%	1,891,033	1,897,565
Series 2013-1 Class M
06/15/18	7.500%	580,714	580,714
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(c)
07/25/34	0.524%	75,244	75,086
MMCA Auto Owner Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	882,384	885,362

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Madison Avenue Manufactured Housing Contract Trust Series 2002-A Class M2 (c)
03/25/32	2.424%	$292,240	$292,233
Mid-State Capital Corp. Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,539,298	1,612,210
Series 2010-1 Class M
12/15/45	5.250%	1,441,642	1,492,839
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (c)
12/07/20	0.528%	180,176	180,342
NRPL Trust Series 2015-1A Class A1 (a)(c)
11/01/54	3.875%	1,489,190	1,489,202
Nationstar Agency Advance Funding Trust Series 2013-T2A Class AT2 (a)
02/18/48	1.892%	396,000	389,470
New York Mortgage Trust Residential (a)(c)(g)
Series 2012-RP1A
12/25/17	4.250%	1,900,954	1,900,954
Series 2013-RP3A
09/25/18	4.850%	2,091,939	2,091,939
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,221,083	1,222,088
Nissan Auto Receivables Owner Trust Series 2012-A Class A4
07/16/18	1.000%	333,000	333,808
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A (a)(c)
09/16/43	4.949%	4,010,947	4,004,930
Oak Hill Advisors Residential Loan Trust (a)(c)
Series 2014-NPL2 Class A1
04/25/54	3.475%	2,871,805	2,874,050
Series 2014-NPL2 Class A2
04/25/54	4.000%	857,000	833,665
Series 2015-NPL1 Class A1
01/25/55	3.475%	2,221,000	2,220,845
OnDeck Asset Securitization Trust LLC
Series 2014-1A Class A (a)
05/17/18	3.150%	2,342,000	2,345,834
OneMain Financial Issuance Trust (a)
Series 2014-1A Class A
06/18/24	2.430%	3,390,000	3,395,119
Series 2014-1A Class B
06/18/24	3.240%	402,000	404,999
Series 2014-2A Class A
09/18/24	2.470%	4,131,000	4,120,383
Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,109,712
Series 2015-1A Class A
03/18/26	3.190%	1,726,000	1,728,152
PFS Tax Lien Trust
Series 2014-1 Class NOTE (a)
05/15/29	1.440%	662,226	663,712

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1 Class M1 (c)
10/25/34	1.111%	$623,743	$621,242
Progreso Receivables Funding I LLC
Series 2013A Class A (a)
07/09/18	4.000%	1,500,000	1,509,375
Progreso Receivables Funding II LLC
Series 2014-A Class A (a)
07/08/19	3.500%	3,000,000	3,001,875
Progreso Receivables Funding III LLC (a)
Series 2015-A Class A
02/08/20	3.625%	2,354,000	2,354,000
Series 2015-A Class B
02/10/20	5.500%	500,000	500,000
RBSHD Trust
Series 2013-1A Class A (a)(c)(g)
10/25/47	4.685%	2,974,114	3,035,036
Residential Asset Mortgage Products Trust
Series 2006-RZ1 Class A3 (c)
03/25/36	0.474%	1,354,509	1,320,758
SNAAC Auto Receivables Trust (a)
Series 2013-1A Class A
07/16/18	1.140%	15,043	15,045
Series 2014-1A Class A
09/17/18	1.030%	383,993	383,921
Saxon Asset Securities Trust
CMO Series 2003-1 Class AF6 (c)
06/25/33	4.795%	34,574	34,932
Springleaf Funding Trust (a)
Series 2013-AA Class A
09/15/21	2.580%	6,894,153	6,924,805
Series 2013-BA Class A
01/16/23	3.920%	3,000,000	3,016,260
Series 2013-BA Class B
01/16/23	4.820%	1,500,000	1,512,600
Series 2015-AA Class A
11/15/24	3.160%	1,537,000	1,539,370
Series 2015-AA Class B
11/15/24	3.620%	363,000	366,010
Stanwich Mortgage Loan Trust
Series 2013-NPL1 Class A (a)
02/16/43	2.981%	499,790	500,667
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/33	5.540%	988,537	1,016,212
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (c)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	698,821	719,887
Structured Asset Securities Corp.
Series 2005-NC1 Class A11 (c)
02/25/35	4.690%	51,246	51,154
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2 Class A (a)(c)
11/16/44	3.721%	2,406,854	2,415,123

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Trafigura Securitisation Finance PLC (a)(c)
Series 2012-1A Class A
10/15/15	2.575%	$2,197,000	$2,197,796
Series 2014-1A Class A
10/15/21	1.125%	2,391,000	2,392,032
Truman Capital Mortgage Loan Trust (a)(c)
Series 2014-NPL1 Class A1
07/25/53	3.228%	2,064,854	2,062,329
Series 2014-NPL2 Class A1
06/25/54	3.125%	2,704,201	2,701,083
Series 2014-NPL2 Class A2
06/25/54	4.000%	752,000	736,657
Series 2014-NPL3 Class A1
04/25/53	3.125%	2,419,996	2,417,187
US Residential Opportunity Fund II Trust
Series 2015-1II Class A (a)
02/27/35	3.625%	1,486,094	1,484,097
US Residential Opportunity Fund Trust
Series 2015-1III Class A (a)
01/27/35	3.721%	2,168,172	2,175,405
Vericrest Opportunity Loan Transferee XXIV LLC
Series 2015-NPL6 Class A1 (a)(c)(h)
02/25/55	3.500%	3,000,000	2,996,835
Vericrest Opportunity Loan Transferee XXX LLC
Series 2015-NPL1 Class A1 (a)(c)
10/25/57	3.625%	1,787,493	1,790,730
Vericrest Opportunity Loan Transferee XXXI LLC
Series 2015-NPL2 Class A1 (a)(c)
02/25/55	3.375%	1,849,776	1,849,796
Vericrest Opportunity Loan Transferee XXXIII LLC
Series 2015-NPL5 Class A1 (a)(c)
03/25/55	3.500%	3,000,000	3,000,121
Vericrest Opportunity Loan Transferee (a)(c)
Series 2014-NP11 Class A1
04/25/55	3.875%	2,255,123	2,263,616
Series 2014-NPL4 Class A1
04/27/54	3.125%	4,386,116	4,382,329
Series 2014-NPL5 Class A1
09/25/58	3.228%	2,735,523	2,736,631
Series 2014-NPL5 Class A2
09/25/58	4.000%	748,680	734,787
Series 2014-NPL6 Class A1
09/25/43	3.125%	4,975,096	4,968,359
Series 2014-NPL6 Class A2
09/25/43	4.250%	1,031,000	1,013,464
Series 2014-NPL7 Class A1
08/27/57	3.375%	3,667,980	3,669,946
Series 2014-NPL8 Class A1
10/26/54	3.375%	809,664	809,183
Vericrest Opportunity Loan Trust
Series 2015-NPL3 Class A1 (a)(c)
10/25/58	3.375%	2,269,041	2,264,730
Westgate Resorts LLC (a)
Series 2012-2A Class A
01/20/25	3.000%	544,861	546,332
Series 2012-3A Class A
03/20/25	2.500%	447,498	447,811
Total Asset-Backed Securities - Non-Agency (Cost: $196,843,667)			$197,186,936

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.3%
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%	$5,931,310	$5,922,765
04/15/16	0.125%	1,058,790	1,069,461
01/15/22	0.125%	1,032,570	1,041,040
01/15/29	2.500%	1,088,530	1,390,427
Total			9,423,693
Total Inflation-Indexed Bonds (Cost: $9,344,751)			$9,423,693

U.S. Treasury Obligations 21.5%
U.S. Treasury
05/15/15	4.125%	8,050,000	8,089,901
04/30/16	2.625%	4,000,000	4,099,376
12/31/16	3.250%	47,450,000	49,726,129
01/31/17	3.125%	15,000,000	15,712,500
03/31/17	3.250%	5,000,000	5,266,405
08/15/17	4.750%	12,745,000	13,966,723
08/15/17	8.875%	7,215,000	8,611,781
11/15/17	4.250%	1,000,000	1,090,312
02/15/18	3.500%	6,000,000	6,450,468
08/31/18	1.500%	6,000,000	6,092,346
11/30/18	1.375%	14,000,000	14,135,632
05/15/19	3.125%	7,151,000	7,692,910
06/30/19	1.000%	1,500,000	1,484,766
02/15/20	8.500%	500,000	669,492
05/15/20	3.500%	8,000,000	8,826,872
08/15/20	2.625%	5,650,000	5,987,237
08/15/20	8.750%	28,500,000	39,318,856
08/31/20	2.125%	4,000,000	4,135,936
11/15/20	2.625%	2,900,000	3,072,414
02/15/21	3.625%	6,600,000	7,367,250
05/15/21	3.125%	7,000,000	7,620,704
08/15/21	2.125%	36,500,000	37,569,340
10/31/21	2.000%	1,500,000	1,530,938
01/31/22	1.500%	1,000,000	987,109
08/15/23	2.500%	350,000	368,348
02/15/27	6.625%	1,000,000	1,483,984
08/15/27	6.375%	2,500,000	3,676,368
08/15/28	5.500%	14,700,000	20,442,187
02/15/29	5.250%	720,000	984,882
08/15/29	6.125%	5,250,000	7,802,403
02/15/31	5.375%	1,800,000	2,557,688
02/15/36	4.500%	10,100,000	13,758,887
02/15/37	4.750%	3,500,000	4,925,158
05/15/37	5.000%	11,900,000	17,295,912
02/15/38	4.375%	5,900,000	7,902,312
05/15/38	4.500%	3,100,000	4,219,150
U.S. Treasury (b)
STRIPS
08/15/16	0.000%	6,000,000	5,966,862

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/16	0.000%	$3,000,000	$2,979,273
08/15/19	0.000%	2,000,000	1,889,344
02/15/20	0.000%	4,735,000	4,419,559
05/15/20	0.000%	32,061,000	29,698,713
08/15/20	0.000%	11,000,000	10,140,603
02/15/21	0.000%	28,185,000	25,614,810
05/15/21	0.000%	22,965,000	20,693,073
08/15/21	0.000%	8,250,000	7,386,786
11/15/21	0.000%	9,400,000	8,359,241
02/15/22	0.000%	3,790,000	3,350,659
05/15/22	0.000%	2,850,000	2,503,773
08/15/22	0.000%	2,500,000	2,185,365
11/15/22	0.000%	3,750,000	3,259,688
02/15/23	0.000%	20,665,000	17,823,604
05/15/23	0.000%	9,500,000	8,124,590
08/15/23	0.000%	1,500,000	1,273,605
11/15/23	0.000%	1,300,000	1,096,068
02/15/24	0.000%	1,350,000	1,129,233
08/15/24	0.000%	1,000,000	825,412
11/15/24	0.000%	1,500,000	1,230,380
02/15/25	0.000%	1,000,000	815,413
05/15/25	0.000%	1,500,000	1,213,149
02/15/26	0.000%	500,000	395,392
08/15/26	0.000%	1,452,000	1,130,665
11/15/26	0.000%	9,000,000	6,948,864
02/15/27	0.000%	15,200,000	11,642,303
08/15/27	0.000%	4,200,000	3,172,873
11/15/27	0.000%	12,540,000	9,393,664
02/15/28	0.000%	7,250,000	5,385,713
05/15/28	0.000%	1,660,000	1,222,829
08/15/28	0.000%	3,200,000	2,340,560
11/15/28	0.000%	1,700,000	1,233,136
02/15/29	0.000%	7,665,000	5,515,427
08/15/29	0.000%	6,400,000	4,542,496
11/15/29	0.000%	2,600,000	1,829,308
02/15/30	0.000%	7,650,000	5,337,818
05/15/30	0.000%	7,000,000	4,854,584
08/15/30	0.000%	6,250,000	4,303,950
11/15/30	0.000%	4,950,000	3,382,706
02/15/31	0.000%	6,600,000	4,500,745
05/15/31	0.000%	6,700,000	4,509,495
08/15/31	0.000%	3,800,000	2,541,299
11/15/31	0.000%	6,640,000	4,408,774
02/15/32	0.000%	6,875,000	4,529,511
05/15/32	0.000%	10,700,000	6,998,560
11/15/32	0.000%	5,450,000	3,507,309
02/15/33	0.000%	5,850,000	3,742,853
05/15/33	0.000%	5,425,000	3,447,832
08/15/33	0.000%	4,000,000	2,524,236
11/15/33	0.000%	7,400,000	4,648,850
02/15/34	0.000%	2,400,000	1,491,514
05/15/34	0.000%	400,000	246,630
08/15/34	0.000%	2,375,000	1,452,206
11/15/34	0.000%	1,850,000	1,127,425
02/15/35	0.000%	2,210,000	1,336,367
05/15/35	0.000%	3,050,000	1,835,420
Total U.S. Treasury Obligations (Cost: $592,847,875)			$632,383,193

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 4.7%
Federal Farm Credit Banks
11/15/18	5.125%	$2,664,000	$3,037,661
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,810,304
07/15/36	5.500%	2,000,000	2,804,186
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	33,333,630
Federal National Mortgage Association (b)
06/01/17	0.000%	10,000,000	9,840,360
STRIPS
11/15/21	0.000%	1,310,000	1,130,158
05/15/30	0.000%	3,750,000	2,343,356
Financing Corp. (b)
STRIPS
05/11/18	0.000%	3,600,000	3,480,959
04/05/19	0.000%	1,000,000	940,629
Israel Government AID Bond
09/18/33	5.500%	1,000,000	1,381,974
Israel Government AID Bond (b)
02/15/22	0.000%	3,500,000	3,023,604
11/15/23	0.000%	1,316,000	1,072,114
11/01/24	0.000%	1,850,000	1,450,320
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,560,399
Residual Funding Corp. (b)
STRIPS
10/15/19	0.000%	14,600,000	13,573,445
07/15/20	0.000%	33,200,000	30,264,722
10/15/20	0.000%	7,500,000	6,787,972
01/15/21	0.000%	2,000,000	1,795,612
Tennessee Valley Authority
07/18/17	5.500%	6,000,000	6,618,120
04/01/36	5.880%	500,000	700,576
09/15/39	5.250%	2,370,000	3,103,271
Tennessee Valley Authority (b)
STRIPS
11/01/25	0.000%	8,500,000	6,278,865
06/15/35	0.000%	750,000	379,941
Total U.S. Government & Agency Obligations (Cost: $132,930,557)			$136,712,178

Foreign Government Obligations(i) 2.0%
Australia 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,146,347
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	332,982
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	891,672
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	615,468
05/30/18	1.375%	600,000	598,652
Total			3,585,121

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Brazil 0.1%
Brazilian Government International Bond
01/07/25	4.250%	$744,000	$729,120
Petrobras Global Finance BV
03/15/19	7.875%	790,000	804,188
01/27/21	5.375%	630,000	569,757
01/27/41	6.750%	575,000	509,082
Total			2,612,147
Canada 0.5%
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,112,927
Caisse Centrale Desjardins (a)
03/24/16	2.550%	1,452,000	1,479,305
Hydro-Quebec
02/01/21	9.400%	750,000	1,025,491
01/15/22	8.400%	1,295,000	1,757,987
Province of Ontario
05/26/15	0.950%	2,715,000	2,717,667
06/16/15	2.700%	1,840,000	1,848,574
Province of Quebec
01/30/26	6.350%	440,000	574,208
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,821,922
10/01/18	2.000%	1,761,000	1,789,292
Total			16,127,373
China 0.1%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,473,913
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	377,000	372,924
Total			1,846,837
Colombia —%
Colombia Government International Bond
02/26/24	4.000%	493,000	508,283
06/15/45	5.000%	601,000	617,527
Ecopetrol SA
01/16/25	4.125%	300,000	287,214
Total			1,413,024
France —%
Electricite de France SA (a)
01/22/19	2.150%	674,000	682,812
Israel 0.4%
Israel Government AID Bond (b)
11/15/19	0.000%	1,501,000	1,387,119
08/15/20	0.000%	2,500,000	2,259,818

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Israel (continued)
02/15/24	0.000%	$2,000,000	$1,609,112
02/15/25	0.000%	2,250,000	1,745,795
02/15/25	0.000%	2,000,000	1,551,296
08/15/25	0.000%	2,500,000	1,909,575
11/15/26	0.000%	1,500,000	1,088,070
Total			11,550,785
Mexico 0.3%
Mexico Government International Bond
01/21/21	3.500%	4,305,000	4,481,505
01/30/25	3.600%	757,000	776,871
03/08/44	4.750%	1,090,000	1,144,500
10/12/10	5.750%	458,000	499,220
Petroleos Mexicanos (a)
01/23/26	4.500%	1,159,000	1,173,430
01/23/46	5.625%	732,000	748,446
Total			8,823,972
Netherlands 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	1,868,000	1,761,150
03/17/44	7.250%	760,000	713,625
Total			2,474,775
Norway 0.1%
Statoil ASA
01/15/18	6.700%	50,000	56,735
04/15/19	5.250%	880,000	1,000,527
01/15/24	2.650%	1,750,000	1,718,920
09/23/27	7.250%	400,000	556,424
Total			3,332,606
Peru —%
Peruvian Government International Bond
11/18/50	5.625%	98,000	119,805
Poland —%
Poland Government International Bond
01/22/24	4.000%	1,178,000	1,294,327
South Africa 0.1%
South Africa Government International Bond
09/16/25	5.875%	459,000	525,555
07/24/44	5.375%	1,006,000	1,081,048
Total			1,606,603
Sweden 0.1%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,510,216

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Turkey —%
Turkey Government International Bond
03/22/24	5.750%	$353,000	$392,713
United Kingdom 0.1%
Barclays Bank PLC (a)
09/21/15	2.500%	1,600,000	1,615,182
05/10/17	2.250%	343,000	351,562
Total			1,966,744
Total Foreign Government Obligations (Cost: $58,243,328)			$59,339,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	$420,000	$562,410
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	439,709
Total			1,002,119
District of Columbia —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A
10/01/14	4.814%	411,000	495,099
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	535,246
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,068,566
Total			1,603,812

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,872,870
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,688,549
Total			3,561,419
Total Municipal Bonds (Cost: $5,401,060)			$6,662,449

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.123% (j)(k)	90,713,084	$90,713,084
Total Money Market Funds (Cost: $90,713,084)		$90,713,084
Total Investments
(Cost: $2,815,825,200) (l)		$2,929,281,345(m)
Other Assets & Liabilities, Net		7,385,472
Net Assets		$2,936,666,817

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $370,281,654 or 12.61% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $20,500,196, which represents 0.70% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust
CMO Series 2013-A Class A
02/25/51 3.500%	01-28-2013	2,293,927
AJAX Mortgage Loan Trust
CMO Series 2013-B Class A1
03/25/52 3.750%	03-20-2013	1,275,935
AJAX Mortgage Loan Trust
CMO Series 2013-C Class A
03/25/35 4.500%	11-15-2013	1,775,960
Carlyle Global Market Strategies Commodities Funding Ltd.
Series 2014-1A Class A
10/15/21 2.153%	05-22-2014	2,686,667
Conix Mortgage Asset Trust
Series 2013-1 Class A
12/25/47 4.704%	05-16-2013	1,078,519
Fortress Opportunities Residential Transaction
Series 2013-1A Class A1N
10/25/33 3.960%	11-08-2013	69,571
Fortress Opportunities Residential Transaction
Series 2013-1A Class AR
10/25/18 4.210%	11-08-2013	38,704
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A
05/26/53 4.000%	05-03-2013	2,390,857
LV Tower 52 LLC
Series 2013-1 Class A
06/15/18 5.500%	06-19-2013	1,891,033

Security Description	Acquisition Dates	Cost ($)
LV Tower 52 LLC
Series 2013-1 Class M
06/15/18 7.500%	10-08-2013	580,714
New York Mortgage Trust Residential
Series 2012-RP1A
12/25/17 4.250%	12-27-2012	1,900,954
New York Mortgage Trust Residential
Series 2013-RP3A
09/25/18 4.850%	09-18-2013	2,091,939
RBSHD Trust
Series 2013-1A Class A
10/25/47 4.685%	09-27-2013	2,974,114

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $3,449,813, which represents 0.12% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,168,266	89,623,249	(75,078,431)	90,713,084	23,520	90,713,084

(l)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $2,815,825,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$121,896,000
Unrealized Depreciation	(8,440,000)
Net Unrealized Appreciation	$113,456,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,606,500	790,354	3,396,854
All other industries	—	540,819,389	—	540,819,389
Residential Mortgage-Backed Securities - Agency	—	664,511,307	—	664,511,307
Residential Mortgage-Backed Securities - Non-Agency	—	108,960,951	10,004,600	118,965,551
Commercial Mortgage-Backed Securities - Agency	—	384,394,718	—	384,394,718
Commercial Mortgage-Backed Securities - Non-Agency	—	73,991,804	10,780,329	84,772,133
Asset-Backed Securities - Non-Agency	—	155,636,076	41,550,860	197,186,936
Inflation-Indexed Bonds	—	9,423,693	—	9,423,693
U.S. Treasury Obligations	344,922,675	287,460,518	—	632,383,193
U.S. Government & Agency Obligations	—	136,712,178	—	136,712,178
Foreign Government Obligations	—	59,339,860	—	59,339,860
Municipal Bonds	—	6,662,449	—	6,662,449
Total Bonds	344,922,675	2,430,519,443	63,126,143	2,838,568,261
Mutual Funds
Money Market Funds	90,713,084	—	—	90,713,084
Total Mutual Funds	90,713,084	—	—	90,713,084
Total	435,635,759	2,430,519,443	63,126,143	2,929,281,345

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2014	770,179	14,218,129	11,434,153	49,096,583	75,519,044
Accrued discounts/premiums	(797)	2,193	(138,459)	533	(136,530)
Realized gain (loss)	—	118,090	2,163	3,868	124,121
Change in unrealized appreciation (depreciation)(a)	20,972	(152,842)	(7,366)	(178,321)	(317,557)
Sales	—	(5,082,014)	(1,401,844)	(6,702,653)	(13,186,511)
Purchases	—	1,406,250	—	5,850,834	7,257,084
Transfers into Level 3	—	—	1,288,238	—	1,288,238
Transfers out of Level 3	—	(505,206)	(396,556)	(6,519,984)	(7,421,746)
Balance as of March 31, 2015	790,354	10,004,600	10,780,329	41,550,860	63,126,143

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $(467,337), which is comprised of Corporate Bonds & Notes of $20,972 , Residential Mortgage-Backed Securities — Non-Agency of $13,174, Commercial Mortgage-Backed Securities — Non-Agency of $(329,919) and Asset-Backed Securities — Non-Agency of $(171,564).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.

Other asset backed securities classified as Level 3 securities are valued using the income approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows, and the discount rates observed in the market for similar assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 19.0%
Auto Components 1.0%
Delphi Automotive PLC	88,575	$7,062,971
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc. (a)	254,703	7,544,303
Norwegian Cruise Line Holdings Ltd. (a)	105,903	5,719,821
Starwood Hotels & Resorts Worldwide, Inc.	72,717	6,071,869
Total		19,335,993
Internet & Catalog Retail 1.0%
TripAdvisor, Inc. (a)	40,689	3,384,104
Vipshop Holdings Ltd., ADS (a)	117,126	3,448,190
Total		6,832,294
Multiline Retail 2.5%
Burlington Stores, Inc. (a)	40,570	2,410,670
Dollar Tree, Inc. (a)	191,071	15,504,456
Total		17,915,126
Specialty Retail 8.5%
GNC Holdings, Inc., Class A	219,759	10,783,574
L Brands, Inc.	73,972	6,974,820
O’Reilly Automotive, Inc. (a)	42,126	9,109,326
Ross Stores, Inc.	119,772	12,619,178
Signet Jewelers Ltd.	69,717	9,676,022
Ulta Salon Cosmetics & Fragrance, Inc. (a)	69,154	10,431,881
Total		59,594,801
Textiles, Apparel & Luxury Goods 3.2%
Burberry Group PLC, ADR	213,019	5,456,482
Kate Spade & Co. (a)	142,773	4,767,190
PVH Corp.	85,733	9,135,708
Under Armour, Inc., Class A (a)	41,189	3,326,012
Total		22,685,392
TOTAL CONSUMER DISCRETIONARY		133,426,577
CONSUMER STAPLES 7.1%
Beverages 1.1%
Constellation Brands, Inc., Class A (a)	66,038	7,674,276
Food & Staples Retailing 1.8%
Kroger Co. (The)	100,877	7,733,231
Sprouts Farmers Market, Inc. (a)	134,898	4,752,456
Total		12,485,687

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 3.2%
Hain Celestial Group, Inc. (The) (a)	175,547	$11,243,785
JM Smucker Co. (The)	50,419	5,834,991
Mead Johnson Nutrition Co.	55,635	5,592,987
Total		22,671,763
Household Products 1.0%
Church & Dwight Co., Inc.	83,568	7,138,379
TOTAL CONSUMER STAPLES		49,970,105
ENERGY 3.9%
Oil, Gas & Consumable Fuels 3.9%
Cimarex Energy Co.	34,596	3,981,654
Concho Resources, Inc. (a)	89,343	10,356,640
Noble Energy, Inc.	135,475	6,624,727
Whiting Petroleum Corp. (a)	205,844	6,360,580
Total		27,323,601
TOTAL ENERGY		27,323,601
FINANCIALS 7.8%
Banks 0.9%
First Republic Bank	108,742	6,208,081
Capital Markets 0.5%
Artisan Partners Asset Management, Inc., Class A	74,869	3,403,545
Consumer Finance 1.0%
SLM Corp.	756,436	7,019,726
Insurance 0.9%
WR Berkley Corp.	131,359	6,634,943
Real Estate Investment Trusts (REITs) 3.4%
Crown Castle International Corp.	152,827	12,614,340
MFA Financial, Inc.	668,493	5,254,355
Starwood Property Trust, Inc.	262,022	6,367,135
Total		24,235,830
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A (a)	191,383	7,408,436
TOTAL FINANCIALS		54,910,561

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 16.2%
Biotechnology 3.0%
BioMarin Pharmaceutical, Inc. (a)	67,959	$8,469,051
Incyte Corp. (a)	78,140	7,162,312
Vertex Pharmaceuticals, Inc. (a)	48,893	5,767,907
Total		21,399,270
Health Care Equipment & Supplies 1.5%
Align Technology, Inc. (a)	102,702	5,523,827
Cooper Companies, Inc. (The)	26,003	4,873,482
Total		10,397,309
Health Care Providers & Services 7.0%
Catamaran Corp. (a)	199,229	11,862,095
Centene Corp. (a)	138,018	9,756,492
Envision Healthcare Holdings, Inc. (a)	213,071	8,171,273
Henry Schein, Inc. (a)	81,900	11,434,878
Universal Health Services, Inc., Class B	68,712	8,088,089
Total		49,312,827
Life Sciences Tools & Services 0.8%
Illumina, Inc. (a)	30,122	5,591,848
Pharmaceuticals 3.9%
Endo International PLC (a)	101,615	9,114,866
Jazz Pharmaceuticals PLC (a)	30,821	5,325,561
Pacira Pharmaceuticals, Inc. (a)	39,767	3,533,298
Perrigo Co. PLC	56,730	9,391,651
Total		27,365,376
TOTAL HEALTH CARE		114,066,630
INDUSTRIALS 16.7%
Airlines 2.8%
Spirit Airlines, Inc. (a)	132,810	10,274,182
United Continental Holdings, Inc. (a)	144,156	9,694,491
Total		19,968,673
Commercial Services & Supplies 2.3%
Copart, Inc. (a)	144,125	5,414,776
Stericycle, Inc. (a)	75,153	10,553,736
Total		15,968,512
Construction & Engineering 1.2%
Quanta Services, Inc. (a)	294,786	8,410,244
Electrical Equipment 1.1%
AMETEK, Inc.	147,500	7,749,650

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.9%
Roper Industries, Inc.	77,817	$13,384,524
Machinery 2.0%
Flowserve Corp.	140,548	7,939,556
Pall Corp.	61,822	6,206,311
Total		14,145,867
Professional Services 2.8%
IHS, Inc., Class A (a)	80,466	9,153,812
Towers Watson & Co.	78,085	10,321,666
Total		19,475,478
Road & Rail 1.5%
Kansas City Southern	45,671	4,662,096
Old Dominion Freight Line, Inc. (a)	74,950	5,793,635
Total		10,455,731
Trading Companies & Distributors 1.1%
WESCO International, Inc. (a)	106,992	7,477,671
TOTAL INDUSTRIALS		117,036,350
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 1.0%
F5 Networks, Inc. (a)	59,762	6,869,044
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	202,997	11,962,613
Internet Software & Services 1.9%
LinkedIn Corp., Class A (a)	30,948	7,732,667
Twitter, Inc. (a)	108,600	5,438,688
Total		13,171,355
IT Services 2.6%
FleetCor Technologies, Inc. (a)	27,169	4,100,346
Vantiv, Inc., Class A (a)	373,299	14,073,372
Total		18,173,718
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	102,238	6,440,994
Applied Materials, Inc.	285,273	6,435,759
NXP Semiconductors NV (a)	31,088	3,119,992
Xilinx, Inc.	120,676	5,104,595
Total		21,101,340

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.6%
Check Point Software Technologies Ltd. (a)	141,717	$11,616,542
Electronic Arts, Inc. (a)	239,288	14,073,724
Intuit, Inc.	110,952	10,757,906
Red Hat, Inc. (a)	174,133	13,190,575
ServiceNow, Inc. (a)	103,865	8,182,485
Splunk, Inc. (a)	101,597	6,014,542
Ultimate Software Group, Inc. (The) (a)	23,026	3,913,384
Total		67,749,158
Technology Hardware, Storage & Peripherals 0.4%
SanDisk Corp.	39,931	2,540,410
TOTAL INFORMATION TECHNOLOGY		141,567,638
MATERIALS 3.3%
Chemicals 2.5%
Airgas, Inc.	66,563	7,063,000
Eastman Chemical Co.	27,387	1,896,823
FMC Corp.	146,891	8,409,510
Total		17,369,333
Metals & Mining 0.8%
Reliance Steel & Aluminum Co.	98,436	6,012,471
TOTAL MATERIALS		23,381,804

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunication Services 2.8%
SBA Communications Corp., Class A (a)	165,781	$19,412,955
TOTAL TELECOMMUNICATION SERVICES		19,412,955
UTILITIES 0.9%
Independent Power and Renewable Electricity Producers 0.9%
Abengoa Yield PLC	184,523	6,233,187
TOTAL UTILITIES		6,233,187
Total Common Stocks (Cost: $499,823,392)		$687,329,408

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	16,751,865	$16,751,865
Total Money Market Funds (Cost: $16,751,865)		$16,751,865
Total Investments
(Cost: $516,575,257)		$704,081,273(d)
Other Assets & Liabilities, Net		(2,106,699)
Net Assets		$701,974,574

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,836,022	37,100,069	(29,184,226)	16,751,865	3,345	16,751,865

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	133,426,577	—	—	133,426,577
Consumer Staples	49,970,105	—	—	49,970,105
Energy	27,323,601	—	—	27,323,601
Financials	54,910,561	—	—	54,910,561
Health Care	114,066,630	—	—	114,066,630
Industrials	117,036,350	—	—	117,036,350
Information Technology	141,567,638	—	—	141,567,638
Materials	23,381,804	—	—	23,381,804
Telecommunication Services	19,412,955	—	—	19,412,955
Utilities	6,233,187	—	—	6,233,187
Total Equity Securities	687,329,408	—	—	687,329,408
Mutual Funds
Money Market Funds	16,751,865	—	—	16,751,865
Total Mutual Funds	16,751,865	—	—	16,751,865
Total	704,081,273	—	—	704,081,273

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.0%
Hotels, Restaurants & Leisure 2.2%
Yum! Brands, Inc.	370,303	$29,150,252
Internet & Catalog Retail 5.2%
Amazon.com, Inc. (a)	189,412	70,480,205
Specialty Retail 1.6%
Lowe’s Companies, Inc.	289,627	21,545,353
TOTAL CONSUMER DISCRETIONARY		121,175,810
CONSUMER STAPLES 17.4%
Beverages 10.5%
Coca-Cola Co. (The)	1,031,808	41,839,814
Monster Beverage Corp. (a)	446,505	61,794,060
SABMiller PLC, ADR	703,626	36,979,064
Total		140,612,938
Food Products 3.8%
Danone SA, ADR	3,820,940	51,620,900
Household Products 3.1%
Procter & Gamble Co. (The)	508,446	41,662,065
TOTAL CONSUMER STAPLES		233,895,903
ENERGY 2.7%
Energy Equipment & Services 2.7%
Schlumberger Ltd.	434,552	36,259,019
TOTAL ENERGY		36,259,019
FINANCIALS 5.0%
Capital Markets 3.8%
Greenhill & Co., Inc.	210,955	8,364,366
SEI Investments Co.	963,511	42,481,200
Total		50,845,566
Consumer Finance 1.2%
American Express Co.	212,245	16,580,579
TOTAL FINANCIALS		67,426,145

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 15.4%
Biotechnology 2.4%
Amgen, Inc.	204,984	$32,766,692
Health Care Equipment & Supplies 4.6%
Varian Medical Systems, Inc. (a)	409,196	38,501,252
Zimmer Holdings, Inc.	201,867	23,723,410
Total		62,224,662
Pharmaceuticals 8.4%
Merck & Co., Inc.	355,514	20,434,945
Novartis AG, ADR	440,959	43,482,967
Novo Nordisk A/S, ADR	916,168	48,914,209
Total		112,832,121
TOTAL HEALTH CARE		207,823,475
INDUSTRIALS 6.0%
Air Freight & Logistics 6.0%
Expeditors International of Washington, Inc.	904,107	43,559,875
United Parcel Service, Inc., Class B	385,934	37,412,442
Total		80,972,317
TOTAL INDUSTRIALS		80,972,317
INFORMATION TECHNOLOGY 42.9%
Communications Equipment 9.2%
Cisco Systems, Inc.	2,590,354	71,299,494
QUALCOMM, Inc.	753,697	52,261,350
Total		123,560,844
Internet Software & Services 13.4%
Alibaba Group Holding Ltd., ADR (a)	501,909	41,778,905
Facebook, Inc., Class A (a)	897,690	73,803,583
Google, Inc., Class A (a)	58,608	32,509,858
Google, Inc., Class C (a)	58,604	32,114,992
Total		180,207,338
IT Services 5.6%
Automatic Data Processing, Inc.	147,513	12,633,014
Visa, Inc., Class A	967,232	63,266,645
Total		75,899,659
Semiconductors & Semiconductor Equipment 3.2%
Altera Corp.	84,942	3,644,861
Analog Devices, Inc.	101,582	6,399,666
ARM Holdings PLC, ADR	662,194	32,646,164
Total		42,690,691

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 11.5%
Autodesk, Inc. (a)	640,718	$37,571,704
Factset Research Systems, Inc.	195,930	31,192,056
Microsoft Corp.	688,114	27,975,275
Oracle Corp.	1,345,022	58,037,699
Total		154,776,734
TOTAL INFORMATION TECHNOLOGY		577,135,266
Total Common Stocks (Cost: $1,136,280,984)		$1,324,687,935

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	19,828,647	$19,828,647
Total Money Market Funds (Cost: $19,828,647)		$19,828,647
Total Investments
(Cost: $1,156,109,631)		$1,344,516,582(d)
Other Assets & Liabilities, Net		1,604,292
Net Assets		$1,346,120,874

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,356,168	37,507,952	(36,035,473)	19,828,647	5,650	19,828,647

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	121,175,810	—	—	121,175,810
Consumer Staples	233,895,903	—	—	233,895,903
Energy	36,259,019	—	—	36,259,019
Financials	67,426,145	—	—	67,426,145
Health Care	207,823,475	—	—	207,823,475
Industrials	80,972,317	—	—	80,972,317
Information Technology	577,135,266	—	—	577,135,266
Total Equity Securities	1,324,687,935	—	—	1,324,687,935
Mutual Funds
Money Market Funds	19,828,647	—	—	19,828,647
Total Mutual Funds	19,828,647	—	—	19,828,647
Total	1,344,516,582	—	—	1,344,516,582

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 10.6%
Auto Components 1.8%
Delphi Automotive PLC	234,960	$18,735,710
Johnson Controls, Inc.	474,248	23,921,069
Total		42,656,779
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	197,442	19,238,748
Household Durables 0.2%
Newell Rubbermaid, Inc.	107,661	4,206,315
Leisure Products 0.6%
Hasbro, Inc.	190,573	12,051,837
Mattel, Inc.	89,779	2,051,450
Total		14,103,287
Media 4.5%
Comcast Corp.	488,459	27,385,454
Omnicom Group, Inc.	362,512	28,268,686
Time Warner, Inc.	240,015	20,266,866
Time, Inc.	25,911	581,443
Viacom, Inc., Class B	211,843	14,468,877
Walt Disney Co. (The)	162,894	17,085,952
Total		108,057,278
Multiline Retail 2.0%
Kohl’s Corp.	87,896	6,877,862
Target Corp.	519,458	42,631,918
Total		49,509,780
Specialty Retail 0.7%
Advance Auto Parts, Inc.	79,577	11,911,881
Bed Bath & Beyond, Inc. (a)	84,553	6,491,557
Total		18,403,438
TOTAL CONSUMER DISCRETIONARY		256,175,625
CONSUMER STAPLES 12.9%
Beverages 1.5%
Diageo PLC	1,115,179	30,817,233
Dr. Pepper Snapple Group, Inc.	60,792	4,770,956
Total		35,588,189
Food & Staples Retailing 2.0%
CVS Health Corp.	457,668	47,235,915
Food Products 4.1%
Danone SA	251,940	16,982,737
General Mills, Inc.	657,421	37,210,028

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Kellogg Co.	102,084	$6,732,440
Nestlé SA, Registered Shares	512,966	38,627,592
Total		99,552,797
Household Products 0.5%
Procter & Gamble Co. (The)	144,349	11,827,957
Tobacco 4.8%
Altria Group, Inc.	257,335	12,871,897
Imperial Tobacco Group PLC	110,313	4,839,020
Lorillard, Inc.	391,097	25,558,189
Philip Morris International, Inc.	958,689	72,218,042
Total		115,487,148
TOTAL CONSUMER STAPLES		309,692,006
ENERGY 5.5%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	74,173	4,715,919
Schlumberger Ltd.	180,159	15,032,467
Total		19,748,386
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	313,727	32,935,061
EOG Resources, Inc.	149,636	13,720,125
Exxon Mobil Corp.	496,119	42,170,115
Occidental Petroleum Corp.	319,555	23,327,515
Total		112,152,816
TOTAL ENERGY		131,901,202
FINANCIALS 26.1%
Banks 10.6%
Citigroup, Inc.	159,140	8,198,893
JPMorgan Chase & Co.	1,682,314	101,914,582
PNC Financial Services Group, Inc. (The)	211,171	19,689,584
U.S. Bancorp	1,042,207	45,513,180
Wells Fargo & Co.	1,450,581	78,911,606
Total		254,227,845
Capital Markets 6.2%
Bank of New York Mellon Corp. (The)	729,021	29,335,805
BlackRock, Inc.	65,797	24,071,175
Franklin Resources, Inc.	543,712	27,903,300
Goldman Sachs Group, Inc. (The)	241,066	45,313,176
State Street Corp.	291,478	21,432,377
Total		148,055,833

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.5%
American Express Co.	171,132	$13,368,832
Diversified Financial Services 1.3%
McGraw Hill Financial, Inc.	117,822	12,182,795
NASDAQ OMX Group, Inc. (The)	373,906	19,046,771
Total		31,229,566
Insurance 7.5%
ACE Ltd.	235,343	26,238,391
Aon PLC	293,508	28,211,989
Chubb Corp. (The)	179,228	18,119,951
MetLife, Inc.	823,095	41,607,452
Prudential Financial, Inc.	269,563	21,648,604
Travelers Companies, Inc. (The)	423,197	45,760,292
Total		181,586,679
TOTAL FINANCIALS		628,468,755
HEALTH CARE 14.4%
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	649,334	30,083,644
Medtronic PLC	612,956	47,804,439
St. Jude Medical, Inc.	250,721	16,397,153
Total		94,285,236
Health Care Providers & Services 1.1%
Express Scripts Holding Co. (a)	299,549	25,991,867
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	204,164	27,427,392
Pharmaceuticals 8.3%
Johnson & Johnson	799,561	80,435,836
Merck & Co., Inc.	563,087	32,366,241
Novartis AG, Registered Shares	81,907	8,084,261
Pfizer, Inc.	2,038,281	70,911,796
Roche Holding AG, Genusschein Shares	23,495	6,456,240
Total		198,254,374
TOTAL HEALTH CARE		345,958,869
INDUSTRIALS 16.5%
Aerospace & Defense 7.3%
Honeywell International, Inc.	512,112	53,418,403
Lockheed Martin Corp.	253,443	51,438,791
Northrop Grumman Corp.	130,655	21,030,229

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
United Technologies Corp.	430,635	$50,470,422
Total		176,357,845
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	340,055	32,964,932
Commercial Services & Supplies 1.2%
Tyco International PLC	690,061	29,714,027
Electrical Equipment 0.9%
Eaton Corp. PLC	297,170	20,189,730
Industrial Conglomerates 3.3%
3M Co.	299,887	49,466,360
Danaher Corp.	360,023	30,565,953
Total		80,032,313
Machinery 1.6%
Illinois Tool Works, Inc.	176,459	17,141,227
Pentair PLC	141,579	8,903,904
Stanley Black & Decker, Inc.	115,456	11,009,884
Total		37,055,015
Professional Services 0.2%
Equifax, Inc.	60,104	5,589,672
Road & Rail 0.6%
Canadian National Railway Co.	209,495	14,008,930
TOTAL INDUSTRIALS		395,912,464
INFORMATION TECHNOLOGY 7.4%
IT Services 5.2%
Accenture PLC, Class A	645,984	60,522,241
Fidelity National Information Services, Inc.	191,182	13,011,847
Fiserv, Inc. (a)	233,101	18,508,219
International Business Machines Corp.	203,522	32,665,281
Total		124,707,588
Semiconductors & Semiconductor Equipment 1.2%
Texas Instruments, Inc.	523,033	29,909,642

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.0%
Oracle Corp.	546,596	$23,585,618
TOTAL INFORMATION TECHNOLOGY		178,202,848
MATERIALS 2.2%
Chemicals 1.7%
EI du Pont de Nemours & Co.	79,286	5,666,570
PPG Industries, Inc.	154,022	34,738,122
Total		40,404,692
Containers & Packaging 0.5%
Crown Holdings, Inc. (a)	235,316	12,711,771
TOTAL MATERIALS		53,116,463
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	194,164	6,339,455
Verizon Communications, Inc.	852,113	41,438,255
Total		47,777,710
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	3,892,751	12,738,348
TOTAL TELECOMMUNICATION SERVICES		60,516,058

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.7%
Electric Utilities 0.7%
Duke Energy Corp.	207,712	$15,948,127
TOTAL UTILITIES		15,948,127
Total Common Stocks (Cost: $1,612,384,058)		$2,375,892,417

Convertible Preferred Stocks 0.1%
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	2,251,749
Total		2,251,749
TOTAL INDUSTRIALS		2,251,749
Total Convertible Preferred Stocks (Cost: $1,839,799)		$2,251,749

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	25,931,614	$25,931,614
Total Money Market Funds (Cost: $25,931,614)		$25,931,614
Total Investments
(Cost: $1,640,155,471)		$2,404,075,780(d)
Other Assets & Liabilities, Net		127,978
Net Assets		$2,404,203,758

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,176,977	41,303,094	(49,548,457)	25,931,614	10,294	25,931,614

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	256,175,625	—	—	256,175,625
Consumer Staples	218,425,424	91,266,582	—	309,692,006
Energy	131,901,202	—	—	131,901,202
Financials	628,468,755	—	—	628,468,755
Health Care	331,418,368	14,540,501	—	345,958,869
Industrials	395,912,464	—	—	395,912,464
Information Technology	178,202,848	—	—	178,202,848
Materials	53,116,463	—	—	53,116,463
Telecommunication Services	47,777,710	12,738,348	—	60,516,058
Utilities	15,948,127	—	—	15,948,127
Convertible Preferred Stocks
Industrials	2,251,749	—	—	2,251,749
Total Equity Securities	2,259,598,735	118,545,431	—	2,378,144,166
Mutual Funds
Money Market Funds	25,931,614	—	—	25,931,614
Total Mutual Funds	25,931,614	—	—	25,931,614
Total	2,285,530,349	118,545,431	—	2,404,075,780

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 51.0%
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	9,218,622	$108,042,252
International 14.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	18,112,592	291,069,360
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	17,447,635	224,551,065
Variable Portfolio – DFA International Value Fund, Class 1 (a)	51,865,592	538,364,847
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	66,142,064	851,909,778
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	4,875,065	42,559,318
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	52,467,530	602,327,247
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	51,538,007	540,633,690
Total		3,091,415,305
U.S. Large Cap 30.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	55,271,772	906,457,055
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	39,956,267	790,734,531
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	30,412,196	385,018,399
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	11,277,086	412,064,717
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	15,061,582	270,656,629
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	29,539,887	572,187,611
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	25,087,936	484,698,917
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	45,364,412	856,933,745
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	42,487,887	781,352,232
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	28,729,382	578,897,051

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	41,312,881	$644,894,079
Total		6,683,894,966
U.S. Mid Cap 3.3%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,609,247	33,343,600
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	7,135,564	133,435,045
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	11,690,266	234,623,632
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	17,259,953	338,812,872
Total		740,215,149
U.S. Small Cap 3.0%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	3,313,839	64,752,405
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	7,229,845	142,066,462
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	19,931,148	461,206,772
Total		668,025,639
Total Equity Funds (Cost: $7,545,397,146)		$11,291,593,311

Fixed-Income Funds 47.0%
Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	11,781,061	106,265,168
Floating Rate 1.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	21,488,301	208,651,399
Global Bond 0.3%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	6,952,328	72,234,689
High Yield 1.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	34,137,169	318,158,419
Inflation Protected Securities 2.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	56,313,230	550,180,255
Investment Grade 39.7%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	95,644,400	972,703,549

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	79,119,182	$824,421,878
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	105,760,691	1,082,989,474
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	66,616,456	717,459,228
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	139,708,646	1,570,325,185
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	126,425,716	1,405,853,956
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	104,029,734	1,103,755,476
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	107,138,578	1,097,099,043
Total		8,774,607,789
Multisector 1.6%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	40,024,611	356,619,284

	Shares	Value

Fixed-Income Funds (continued)
Total Fixed-Income Funds (Cost: $10,119,407,306)		$10,386,717,003

Alternative Investment Funds 2.0%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	4,357,217	$30,021,224
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	18,450,180	183,579,288
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	17,160,904	203,356,713
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1 (a)(b)	4,311,728	29,104,168
Total Alternative Investment Funds (Cost: $438,996,127)		$446,061,393

Money Market Funds ––%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	17,039	17,039
Total Money Market Funds (Cost: $17,039)		$17,039
Total Investments
(Cost: $18,103,817,618)		$22,124,388,746(d)
Other Assets & Liabilities, Net		(240,882)
Net Assets		$22,124,147,864

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	17,039	—	—	—	17,039	—	—	17,039
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	48,239,336	—	(4,748,632)	(1,748,669)	41,742,035	—	—	30,021,224
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	641,636,351	59,583	—	—	641,695,934	—	—	906,457,055
Columbia Variable Portfolio – Core Bond Fund, Class 1	957,973,617	—	(28,491,788)	453,779	929,935,608	—	—	972,703,549
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	867,385,635	39,722	(23,743,156)	(1,972,644)	841,709,557	—	—	824,421,878
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	446,969,320	—	(4,748,631)	2,151,157	444,371,846	—	—	790,734,531

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	123,891,737	1,768,108	(9,497,262)	(645,665)	115,516,918	—	1,768,108	106,265,168
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	260,435,915	—	—	—	260,435,915	—	—	291,069,360
Columbia Variable Portfolio – Global Bond Fund, Class 1	107,640,070	—	(23,743,156)	(4,012,534)	79,884,380	—	—	72,234,689
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	350,744,340	—	(18,994,526)	(1,043,999)	330,705,815	—	—	318,158,419
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	264,464,180	—	(9,497,262)	2,992,577	257,959,495	—	—	385,018,399
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	321,883,580	59,583	—	—	321,943,163	—	—	412,064,717
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	1,138,420,338	—	(56,983,575)	1,183,711	1,082,620,474	—	—	1,082,989,474
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	30,082,193	—	(9,497,263)	3,424,808	24,009,738	—	—	33,343,600
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	78,424,066	—	(14,245,894)	6,943,053	71,121,225	—	—	133,435,045
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	182,297,218	—	—	—	182,297,218	—	—	183,579,288
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	154,843,292	—	—	—	154,843,292	—	—	270,656,629
Columbia Variable Portfolio – Strategic Income Fund, Class 1	363,856,365	23,833	(18,994,525)	1,609,293	346,494,966	—	—	356,619,284
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	709,475,552	15,889	(18,994,526)	664,550	691,161,465	—	—	717,459,228
Variable Portfolio – American Century Diversified Bond Fund, Class 1	1,473,646,559	39,722	—	—	1,473,686,281	—	—	1,570,325,185
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	182,818,282	—	(9,497,262)	1,225,149	174,546,169	—	—	203,356,713
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	565,463,539	—	(37,989,050)	1,130,663	528,605,152	—	—	550,180,255
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	193,792,097	971,371	(9,497,263)	2,245,323	187,511,528	—	971,371	224,551,065
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	43,811,198	—	(14,245,894)	7,269,040	36,834,344	—	—	64,752,405
Variable Portfolio – DFA International Value Fund, Class 1	504,018,606	2,118,031	—	—	506,136,637	—	2,098,170	538,364,847
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	231,592,706	—	(18,994,526)	349,810	212,947,990	—	—	208,651,399

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	40,410,705	—	—	—	40,410,705	—	—	29,104,168
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	308,863,849	—	(14,245,895)	6,860,206	301,478,160	—	—	572,187,611
Variable Portfolio – Invesco International Growth Fund, Class 1	707,833,555	1,738,755	—	—	709,572,310	—	1,718,894	851,909,778
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	1,350,981,886	39,722	(28,491,788)	2,473,837	1,325,003,657	—	—	1,405,853,956
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	127,367,694	—	(14,245,893)	7,180,337	120,302,138	—	—	234,623,632
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	239,113,158	—	—	—	239,113,158	—	—	484,698,917
Variable Portfolio – MFS Value Fund, Class 1	444,273,836	—	(14,245,895)	7,202,893	437,230,834	—	—	856,933,745
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	79,332,529	12,965,512	(42,979,263)	3,200,348	52,519,126	12,238,473	727,039	42,559,318
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	109,468,968	—	(9,497,263)	(239,435)	99,732,270	—	—	108,042,252
Variable Portfolio – NFJ Dividend Value Fund, Class 1	414,354,878	—	—	—	414,354,878	—	—	781,352,232
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	320,092,670	—	(4,748,632)	2,529,616	317,873,654	—	—	578,897,051
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	79,822,585	—	(9,497,263)	4,578,387	74,903,709	—	—	142,066,462
Variable Portfolio – Partners Small Cap Value Fund, Class 1	276,218,253	—	(23,743,157)	10,315,540	262,790,636	—	—	461,206,772
Variable Portfolio – Pyramis® International Equity Fund, Class 1	507,762,308	38,099,407	—	—	545,861,715	—	4,597,546	602,327,247
Variable Portfolio – Pyrford International Equity Fund, Class 1	516,104,265	3,739,083	—	—	519,843,348	—	3,739,083	540,633,690
Variable Portfolio – Sit Dividend Growth Fund, Class 1	383,307,649	19,861	—	—	383,327,510	—	—	644,894,079
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	1,071,297,478	—	—	—	1,071,297,478	—	—	1,103,755,476
Variable Portfolio – Victory Established Value Fund, Class 1	166,457,938	—	(14,245,894)	7,418,539	159,630,583	—	—	338,812,872
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	1,089,797,844	39,721	—	—	1,089,837,565	—	—	1,097,099,043
Total	18,476,685,179	61,737,903	(508,345,134)	73,739,670	18,103,817,618	12,238,473	15,620,211	22,124,388,746

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	11,291,593,311	—	—	11,291,593,311
Fixed-Income Funds	10,386,717,003	—	—	10,386,717,003
Alternative Investment Funds	446,061,393	—	—	446,061,393
Money Market Funds	17,039	—	—	17,039
Total Mutual Funds	22,124,388,746	—	—	22,124,388,746

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.3%
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	4,836,110	$56,679,214
International 17.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	12,028,046	193,290,703
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	10,457,122	134,583,160
Variable Portfolio – DFA International Value Fund, Class 1 (a)	39,415,972	409,137,785
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	45,457,533	585,493,021
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	652,624	5,697,411
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	34,116,286	391,654,961
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	19,780,760	207,500,173
Total		1,927,357,214
U.S. Large Cap 41.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	40,508,462	664,338,769
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	27,118,227	536,669,718
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	15,913,742	201,467,974
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	8,574,952	313,328,733
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	12,134,573	218,058,274
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	18,462,876	357,625,913
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	20,488,310	395,834,144
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	30,654,192	579,057,694
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	27,593,073	507,436,617
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	22,007,307	443,447,240

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	29,065,137	$453,706,796
Total		4,670,971,872
U.S. Mid Cap 2.6%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	388,166	8,042,801
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,797,524	52,313,696
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	4,976,934	99,887,058
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	7,030,634	138,011,349
Total		298,254,904
U.S. Small Cap 3.6%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,188,452	23,222,343
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	5,014,374	98,532,452
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	12,124,109	280,551,882
Total		402,306,677
Total Equity Funds (Cost: $4,924,080,385)		$7,355,569,881

Fixed-Income Funds 32.7%
Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	5,439,225	49,061,810
Floating Rate 0.8%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	9,673,111	93,925,909
Global Bond 0.4%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	3,803,401	39,517,335
High Yield 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	15,478,468	144,259,323
Inflation Protected Securities 1.4%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	16,544,191	161,636,744
Investment Grade 26.5%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	4,937,920	50,218,650

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	40,825,910	$425,405,987
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	40,141,867	411,052,713
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	28,852,011	310,736,160
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	44,719,472	502,646,869
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	40,781,788	453,493,479
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	32,425,979	344,039,633
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	47,386,208	485,234,770
Total		2,982,828,261
Multisector 1.8%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	23,150,496	206,270,918

	Shares	Value

Fixed-Income Funds (continued)
Total Fixed-Income Funds (Cost: $3,626,413,018)		$3,677,500,300

Alternative Investment Funds 2.0%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	2,164,160	$14,911,064
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	6,728,033	66,943,926
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	11,605,598	137,526,330
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1 (a)(b)	1,259,337	8,500,525
Total Alternative Investment Funds (Cost: $216,517,852)		$227,881,845

Money Market Funds –%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	997	997
Total Money Market Funds (Cost: $997)		$997
Total Investments
(Cost: $8,767,012,252)		$11,260,953,023(d)
Other Assets & Liabilities, Net		(150,008)
Net Assets		$11,260,803,015

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	997	—	—	—	997	—	—	997
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	23,945,662	—	(2,378,296)	(866,103)	20,701,263	—	—	14,911,064
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	469,528,396	—	—	—	469,528,396	—	—	664,338,769
Columbia Variable Portfolio – Core Bond Fund, Class 1	56,906,200	—	(9,513,182)	379,738	47,772,756	—	—	50,218,650
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	439,475,891	—	(7,134,886)	(344,259)	431,996,746	—	—	425,405,987
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	307,515,593	—	(4,756,591)	2,150,785	304,909,787	—	—	536,669,718
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	55,757,429	813,249	(2,378,296)	(162,539)	54,029,843	—	813,249	49,061,810
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	174,387,583	—	—	—	174,387,583	—	—	193,290,703

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Global Bond Fund, Class 1	51,852,701	—	(9,513,182)	(1,082,284)	41,257,235	—	—	39,517,335
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	155,919,782	—	(7,134,887)	(829,380)	147,955,515	—	—	144,259,323
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	143,638,689	—	(9,513,182)	2,924,442	137,049,949	—	—	201,467,974
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	241,613,106	—	—	—	241,613,106	—	—	313,328,733
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	431,906,995	—	(19,026,365)	375,329	413,255,959	—	—	411,052,713
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	10,116,588	—	(4,756,591)	1,146,013	6,506,010	—	—	8,042,801
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	32,311,022	—	(7,134,886)	2,557,570	27,733,706	—	—	52,313,696
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	66,863,365	—	—	—	66,863,365	—	—	66,943,926
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	126,061,688	—	—	—	126,061,688	—	—	218,058,274
Columbia Variable Portfolio – Strategic Income Fund, Class 1	206,847,860	—	(7,134,886)	606,332	200,319,306	—	—	206,270,918
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	309,274,214	—	(9,513,183)	332,509	300,093,540	—	—	310,736,160
Variable Portfolio – American Century Diversified Bond Fund, Class 1	482,420,271	—	—	—	482,420,271	—	—	502,646,869
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	122,190,791	—	(4,756,591)	572,797	118,006,997	—	—	137,526,330
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	171,312,557	—	(19,026,365)	391,005	152,677,197	—	—	161,636,744
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	124,876,755	581,730	(4,756,591)	1,173,547	121,875,441	—	581,730	134,583,160
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	20,332,288	—	(9,513,182)	3,919,101	14,738,207	—	—	23,222,343
Variable Portfolio – DFA International Value Fund, Class 1	381,483,367	1,594,533	—	—	383,077,900	—	1,594,533	409,137,785
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	103,299,388	—	(7,134,887)	(171,508)	95,992,993	—	—	93,925,909
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	10,946,226	—	—	—	10,946,226	—	—	8,500,525
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	198,536,639	—	(9,513,183)	4,585,103	193,608,559	—	—	357,625,913
Variable Portfolio – Invesco International Growth Fund, Class 1	475,601,926	1,181,346	—	—	476,783,272	—	1,181,346	585,493,021
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	452,321,496	—	(9,513,183)	543,559	443,351,872	—	—	453,493,479
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	58,324,072	—	(9,513,182)	4,798,434	53,609,324	—	—	99,887,058
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	198,239,152	—	—	—	198,239,152	—	—	395,834,144
Variable Portfolio – MFS Value Fund, Class 1	304,946,055	—	(9,513,183)	4,855,549	300,288,421	—	—	579,057,694

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	17,429,519	1,818,559	(9,803,592)	(1,465,930)	7,978,556	1,716,583	101,976	5,697,411
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	61,782,587	—	(7,134,887)	(76,228)	54,571,472	—	—	56,679,214
Variable Portfolio – NFJ Dividend Value Fund, Class 1	277,159,812	—	(4,756,591)	2,355,954	274,759,175	—	—	507,436,617
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	248,914,308	—	(4,756,591)	2,534,926	246,692,643	—	—	443,447,240
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	57,805,858	—	(7,134,887)	3,441,719	54,112,690	—	—	98,532,452
Variable Portfolio – Partners Small Cap Value Fund, Class 1	172,190,538	—	(16,648,070)	7,440,074	162,982,542	—	—	280,551,882
Variable Portfolio – Pyramis® International Equity Fund, Class 1	343,083,977	8,036,490	—	—	351,120,467	—	2,989,489	391,654,961
Variable Portfolio – Pyrford International Equity Fund, Class 1	199,208,169	1,435,095	—	—	200,643,264	—	1,435,095	207,500,173
Variable Portfolio – Sit Dividend Growth Fund, Class 1	269,666,214	—	—	—	269,666,214	—	—	453,706,796
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	333,897,859	—	—	—	333,897,859	—	—	344,039,633
Variable Portfolio – Victory Established Value Fund, Class 1	76,042,417	—	(9,513,183)	5,013,627	71,542,861	—	—	138,011,349
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	481,391,927	—	—	—	481,391,927	—	—	485,234,770
Total	8,947,327,929	15,461,002	(242,876,561)	47,099,882	8,767,012,252	1,716,583	8,697,418	11,260,953,023

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Notes to Portfolio of Investments

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause aninvestment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	7,355,569,881	—	—	7,355,569,881
Fixed-Income Funds	3,677,500,300	—	—	3,677,500,300
Alternative Investment Funds	227,881,845	—	—	227,881,845
Money Market Funds	997	—	—	997
Total Mutual Funds	11,260,953,023	—	—	11,260,953,023

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 35.1%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	793,679	$9,301,923
International 9.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,045,946	32,878,345
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	2,025,493	26,068,095
Variable Portfolio – DFA International Value Fund, Class 1 (a)	6,162,206	63,963,697
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	9,354,092	120,480,708
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	524,884	4,582,234
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	8,934,490	102,567,946
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	8,563,849	89,834,778
Total		440,375,803
U.S. Large Cap 21.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	7,136,662	117,041,263
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	7,219,017	142,864,340
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	3,723,323	47,137,273
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,803,882	65,913,839
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	2,290,142	41,153,860
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	3,983,708	77,164,425
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	4,815,687	93,039,069
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	6,637,911	125,390,129
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	5,628,729	103,512,331
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,856,095	77,700,316
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	6,328,276	98,784,380
Total		989,701,225
U.S. Mid Cap 1.6%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	153,225	3,174,830
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	835,820	15,629,823
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	1,213,756	24,360,088

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	1,583,331	$31,080,783
Total		74,245,524
U.S. Small Cap 1.8%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	410,316	8,017,577
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	1,268,637	24,928,723
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	2,034,485	47,077,979
Total		80,024,279
Total Equity Funds (Cost: $1,139,860,144)		$1,593,648,754

Fixed-Income Funds 62.8%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,105,961	9,975,766
Floating Rate 0.6%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	2,768,449	26,881,639
Global Bond 0.4%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	1,787,131	18,568,291
High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	3,276,996	30,541,599
Inflation Protected Securities 2.9%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	13,330,974	130,243,615
Investment Grade 56.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	28,608,301	290,946,417
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	19,215,471	200,225,212
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	30,084,739	308,067,732
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	20,343,436	219,098,807
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	41,328,139	464,528,280
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	36,286,237	403,502,956
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	32,755,500	347,535,859

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	32,597,142	$333,794,730
Total		2,567,699,993
Multisector 1.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	7,123,478	63,470,191
Total Fixed-Income Funds (Cost: $2,781,624,088)		$2,847,381,094

Alternative Investment Funds 2.0%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	47,170	324,999
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	5,498,897	54,714,026
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	2,640,803	31,293,518

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1 (a)(b)	350,943	$2,368,869
Total Alternative Investment Funds (Cost: $84,559,549)		$88,701,412

Money Market Funds 0.1%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	3,976,101	3,976,101
Total Money Market Funds (Cost: $3,976,101)		$3,976,101
Total Investments
(Cost: $4,010,019,882)		$4,533,707,361(d)
Other Assets & Liabilities, Net		(80,473)
Net Assets		$4,533,626,888

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	3,976,003	98	—	—	3,976,101	—	98	3,976,101
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	2,957,881	—	(1,883,393)	(626,376)	448,112	—	—	324,999
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	84,850,260	—	—	—	84,850,260	—	—	117,041,263
Columbia Variable Portfolio – Core Bond Fund, Class 1	293,716,673	—	(16,950,544)	697,247	277,463,376	—	—	290,946,417
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	216,087,764	—	(9,416,968)	(665,807)	206,004,989	—	—	200,225,212
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	90,426,836	—	(1,883,394)	874,953	89,418,395	—	—	142,864,340
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	12,458,627	166,279	(1,883,394)	(99,706)	10,641,806	—	166,279	9,975,766
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	29,853,362	—	—	—	29,853,362	—	—	32,878,345
Columbia Variable Portfolio – Global Bond Fund, Class 1	25,288,875	—	(5,650,181)	(320,263)	19,318,431	—	—	18,568,291
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	33,109,401	—	(5,650,180)	463,317	27,922,538	—	—	30,541,599

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	32,953,960	—	(1,883,393)	577,248	31,647,815	—	—	47,137,273
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	52,265,658	—	—	—	52,265,658	—	—	65,913,839
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	331,245,731	—	(22,600,724)	444,793	309,089,800	—	—	308,067,732
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	2,807,090	—	—	—	2,807,090	—	—	3,174,830
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	17,454,775	—	(3,766,788)	459,539	14,147,526	—	—	15,629,823
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	54,259,753	—	—	—	54,259,753	—	—	54,714,026
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	26,398,858	—	—	—	26,398,858	—	—	41,153,860
Columbia Variable Portfolio – Strategic Income Fund, Class 1	73,178,953	—	(7,533,575)	(277,460)	65,367,918	—	—	63,470,191
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	224,447,357	—	(13,183,756)	431,045	211,694,646	—	—	219,098,807
Variable Portfolio – American Century Diversified Bond Fund, Class 1	453,021,339	—	(11,300,363)	904,787	442,625,763	—	—	464,528,280
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	28,626,138	—	(1,883,394)	219,181	26,961,925	—	—	31,293,518
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	138,307,826	—	(15,067,149)	926,511	124,167,188	—	—	130,243,615
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	24,035,893	112,764	(1,883,393)	239,946	22,505,210	—	112,765	26,068,095
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	10,931,798	—	(3,766,787)	287,102	7,452,113	—	—	8,017,577
Variable Portfolio – DFA International Value Fund, Class 1	56,647,271	249,286	—	—	56,896,557	—	249,286	63,963,697
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	33,076,086	—	(5,650,181)	(92,540)	27,333,365	—	—	26,881,639
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	2,889,759	—	—	—	2,889,759	—	—	2,368,869
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	46,541,858	—	(3,766,788)	1,823,949	44,599,019	—	—	77,164,425
Variable Portfolio – Invesco International Growth Fund, Class 1	101,937,190	243,094	—	—	102,180,284	—	243,094	120,480,708

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	413,704,194	—	(26,367,511)	2,116,436	389,453,119	—	—	403,502,956
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	23,697,514	—	(3,766,787)	530,743	20,461,470	—	—	24,360,088
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	60,470,445	—	—	—	60,470,445	—	—	93,039,069
Variable Portfolio – MFS Value Fund, Class 1	70,226,665	—	(3,766,787)	1,926,269	68,386,147	—	—	125,390,129
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	7,430,014	1,369,504	(3,452,000)	444,608	5,792,126	1,292,709	76,795	4,582,234
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	11,167,496	—	(1,883,393)	(33,416)	9,250,687	—	—	9,301,923
Variable Portfolio – NFJ Dividend Value Fund, Class 1	57,915,497	—	—	—	57,915,497	—	—	103,512,331
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	47,898,424	—	(1,883,394)	758,360	46,773,390	—	—	77,700,316
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	16,294,343	—	(3,766,788)	1,937,369	14,464,924	—	—	24,928,723
Variable Portfolio – Partners Small Cap Value Fund, Class 1	33,301,205	—	(7,533,574)	2,989,259	28,756,890	—	—	47,077,979
Variable Portfolio – Pyramis® International Equity Fund, Class 1	88,176,680	4,234,898	—	—	92,411,578	—	782,897	102,567,946
Variable Portfolio – Pyrford International Equity Fund, Class 1	84,678,740	621,307	—	—	85,300,047	—	621,307	89,834,778
Variable Portfolio – Sit Dividend Growth Fund, Class 1	59,683,845	—	—	—	59,683,845	—	—	98,784,380
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	338,951,630	—	—	—	338,951,630	—	—	347,535,859
Variable Portfolio – Victory Established Value Fund, Class 1	28,201,493	—	(3,766,788)	736,247	25,170,952	—	—	31,080,783
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	331,589,518	—	—	—	331,589,518	—	—	333,794,730
Total	4,177,140,678	6,997,230	(191,791,367)	17,673,341	4,010,019,882	1,292,709	2,252,521	4,533,707,361

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,593,648,754	—	—	1,593,648,754
Fixed-Income Funds	2,847,381,094	—	—	2,847,381,094
Alternative Investment Funds	88,701,412	—	—	88,701,412
Money Market Funds	3,976,101	—	—	3,976,101
Total Mutual Funds	4,533,707,361	—	—	4,533,707,361

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 54.4%
AUSTRALIA 3.9%
Charter Hall Retail REIT	558,520	$1,820,171
Invocare Ltd.	229,374	2,290,438
Pact Group Holdings Ltd.	625,392	2,006,008
Shopping Centres Australasia Property Group	1,030,555	1,581,815
Total		7,698,432
CANADA 2.0%
CAE, Inc.	120,857	1,410,340
Morguard Real Estate Investment Trust	27,800	377,969
New Gold Bayfield Corp.	46,900	873,161
Pason Systems Corp.	31,601	498,011
Ritchie Bros. Auctioneers, Inc.	31,706	790,804
Total		3,950,285
CHINA 0.8%
AAC Technologies Holdings, Inc.	244,000	1,506,368
DENMARK 1.6%
Christian Hansen Holding A/S	66,985	3,075,542
FRANCE 4.2%
Boiron SA	20,663	2,216,724
Gaztransport Et Technigaz SA	38,315	2,260,958
Ingenico	6,012	659,402
Korian-Medica	36,632	1,241,134
Rubis SCA	28,710	1,822,716
Total		8,200,934
GERMANY 6.8%
Duerr AG	8,310	912,599
ElringKlinger AG	34,749	1,041,793
Fielmann AG	15,443	1,031,996
MTU Aero Engines AG	28,163	2,759,107
Norma Group SE	32,568	1,635,141
QIAGEN NV (a)	34,247	859,408
Rational AG	3,308	1,105,740
Stabilus SA (a)	34,519	1,189,738
Symrise AG	45,876	2,892,649
Total		13,428,171
HONG KONG 2.8%
ASM Pacific Technology Ltd.	53,100	552,696
Emperor Watch & Jewellery, Ltd.	1,320,000	43,450
Haitian International Holdings Ltd.	370,000	849,516
Nexteer Automotive Group Ltd.	3,477,000	3,507,564

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Pacific Basin Shipping Ltd.	1,578,000	$521,111
Total		5,474,337
IRELAND 0.9%
Glanbia PLC	91,800	1,704,193
JAPAN 4.0%
Ariake Japan Co., Ltd.	27,900	957,781
FCC Co., Ltd.	53,200	829,118
Hogy Medical Co., Ltd.	30,600	1,502,381
Horiba Ltd.	17,900	683,843
Miraca Holdings, Inc.	21,600	993,017
Musashi Seimitsu Industry Co., Ltd.	35,500	750,371
Nifco, Inc.	60,900	2,099,304
Total		7,815,815
NETHERLANDS 0.6%
Boskalis Westminster NV	24,256	1,195,545
NEW ZEALAND 2.0%
Auckland International Airport Ltd.	796,750	2,676,207
SKYCITY Entertainment Group Ltd.	409,330	1,252,822
Total		3,929,029
SINGAPORE 7.2%
Ascendas Real Estate Investment Trust	1,099,100	2,073,158
CapitaMall Trust	1,764,000	2,824,020
Ezra Holdings Ltd.	643,000	196,084
Hyflux Ltd.	1,782,900	1,186,841
Sarine Technologies Ltd.	601,700	1,194,399
SATS Ltd.	1,079,900	2,423,900
SIA Engineering Co., Ltd.	993,200	2,898,050
StarHub Ltd.	426,200	1,351,160
Total		14,147,612
SPAIN 0.4%
Prosegur Cia de Seguridad SA, Registered Shares	137,280	781,790
SWEDEN 1.2%
AF AB, Class B	120,000	1,671,111
Eltel AB (a)(b)	66,746	654,893
Total		2,326,004

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 1.2%
Belimo Holding AG, Registered Shares	180	$390,821
Burckhardt Compression Holding AG	5,138	1,977,559
Total		2,368,380
UNITED KINGDOM 14.8%
Bodycote PLC	231,685	2,460,555
Brammer PLC	287,093	1,703,495
Croda International PLC	81,179	3,292,465
Diploma PLC	227,777	2,708,144
Domino Printing Sciences PLC	137,097	1,901,507
Fenner PLC	149,778	445,335
Greene King PLC	133,241	1,649,496
Halma PLC	134,046	1,385,017
HellermannTyton Group PLC	379,442	1,881,812
Hunting PLC	73,550	534,937
Interserve PLC	14,035	120,459
Laird PLC	218,064	1,083,168
Oxford Instruments PLC	59,443	733,495
Rotork PLC	82,298	3,017,357
Spectris PLC	45,284	1,448,131
Spirax-Sarco Engineering PLC	51,350	2,596,489
Victrex PLC	72,819	2,022,664
Total		28,984,526
Total Common Stocks (Cost: $98,814,184)		$106,586,963

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	6,473,100	$6,473,100
Total Money Market Funds (Cost: $6,473,100)		$6,473,100
Total Investments
(Cost: $105,287,284) (e)		$113,060,063(f)
Other Assets & Liabilities, Net		82,963,636
Net Assets		$196,023,699

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	04/23/15	6,928,500 NZD	5,130,935 USD	—	(37,558)
J.P. Morgan Securities, Inc.	04/23/15	815,827 USD	1,086,000 NZD	—	(5,697)
J.P. Morgan Securities, Inc.	04/23/15	1,511,050 USD	2,095,000 NZD	51,769	—
Total				51,769	(43,255)

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $654,893 or 0.33% of net assets.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2015.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,650,412	157,502,412	(156,679,724)	6,473,100	4,307	6,473,100

(e)                                     At March 31, 2015, the cost of securities for federal income tax purposes was approximately $105,287,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,686,000
Unrealized Depreciation	(6,913,000)
Net Unrealized Appreciation	$7,773,000

(f)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

NZD                         New Zealand Dollar

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	14,496,353	—	14,496,353
Consumer Staples	—	2,661,974	—	2,661,974
Energy	498,011	2,991,980	—	3,489,991
Financials	1,251,129	8,299,164	—	9,550,293
Health Care	—	6,812,664	—	6,812,664
Industrials	2,201,145	39,770,872	—	41,972,017
Information Technology	—	9,953,627	—	9,953,627
Materials	—	13,289,327	—	13,289,327
Telecommunication Services	—	1,351,160	—	1,351,160
Utilities	—	3,009,557	—	3,009,557
Total Equity Securities	3,950,285	102,636,678	—	106,586,963
Mutual Funds
Money Market Funds	6,473,100	—	—	6,473,100
Total Mutual Funds	6,473,100	—	—	6,473,100
Investments in Securities	10,423,385	102,636,678	—	113,060,063
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	51,769	—	51,769
Liabilities
Forward Foreign Currency Exchange Contracts	—	(43,255)	—	(43,255)
Total	10,423,385	102,645,192	—	113,068,577

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
AUSTRALIA 5.4%
Dexus Property Group	79,727	$458,994
Federation Centres	177,620	410,004
Goodman Group	309,307	1,489,360
GPT Group (The)	335,071	1,163,820
GPT Metro Office Fund (a)	193,277	319,445
Investa Office Fund	157,777	467,523
Mirvac Group	575,011	877,992
Novion Property Group	31,314	59,652
Scentre Group	1,016,532	2,887,802
Stockland	346,426	1,183,595
Westfield Corp.	376,704	2,730,018
Total		12,048,205
AUSTRIA 0.1%
BUWOG-Bauen und Wohnen Gesellschaft mbH	9,045	185,375
BRAZIL 0.5%
BR Malls Participacoes SA	44,560	237,073
BR Properties SA	82,610	341,668
Iguatemi Empresa de Shopping Centers SA	60,609	534,771
Total		1,113,512
CANADA 2.2%
Amarillo Gold Corp. (a)	28,875	307,319
Boardwalk Real Estate Investment Trust	15,060	700,949
Brookfield Office Properties (a)	27,149	615,196
Calloway Real Estate Investment Trust (a)	14,351	329,726
Canadian Roxana Resources (a)	6,729	155,135
Extendicare, Inc.	22,230	131,813
First Capital Realty, Inc.	32,400	504,719
RioCan Real Estate Investment Trust	92,533	2,116,522
Total		4,861,379
CHINA 0.3%
Dalian Wanda Commercial Properties Co., Ltd., Class H (a)	48,900	303,129
Guangzhou R&F Properties Co., Ltd., Class H	300,800	309,106
Total		612,235
FINLAND 0.4%
Citycon OYJ	178,095	578,000

Issuer	Shares	Value

Common Stocks (continued)
FINLAND (CONTINUED)
Sponda OYJ	101,335	$434,852
Total		1,012,852
FRANCE 2.8%
Fonciere Des Regions	2,178	215,674
Fonciere des Regions (a)	136	13,124
Gecina SA	5,866	793,383
ICADE	5,519	498,616
Klepierre	16,996	834,608
Unibail-Rodamco SE	14,230	3,842,616
Total		6,198,021
GERMANY 1.2%
Deutsche Annington Immobilien SE	26,352	888,000
Deutsche Euroshop AG	6,378	316,755
Deutsche Wohnen AG	21,967	561,845
DO Deutsche Office AG (a)	46,827	203,874
LEG Immobilien AG	8,534	676,961
Total		2,647,435
HONG KONG 10.3%
Champion REIT	242,000	115,184
China Resources Land Ltd.	17,111	48,359
Hang Lung Properties Ltd.	180,000	505,710
Henderson Land Development Co., Ltd.	128,336	901,569
Hongkong Land Holdings Ltd.	512,200	3,867,110
Hysan Development Co., Ltd.	479,500	2,101,791
Kerry Properties Ltd.	129,000	447,792
Link REIT (The)	425,388	2,624,297
New World Development Co., Ltd.	1,031,023	1,195,306
Sino Land Co., Ltd.	267,250	435,787
Sun Hung Kai Properties Ltd.	477,719	7,366,183
Swire Properties Ltd.	401,500	1,304,009
Wharf Holdings Ltd. (The)	312,466	2,181,277
Total		23,094,374
IRELAND 0.2%
Green REIT, PLC	69,074	121,509
Hibernia REIT, PLC	268,064	337,236
Total		458,745
ITALY 0.1%
Beni Stabili SpA SIIQ	386,512	303,023
JAPAN 11.7%
Activia Properties, Inc.	110	961,044

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Advance Residence Investment Corp.	127	$304,642
Aeon Mall Co., Ltd.	4,000	79,213
Daibiru Corp.	7,300	75,339
Daiwa Office Investment Corp.	51	275,709
Frontier Real Estate Investment Corp.	15	71,322
GLP J-REIT	599	620,163
Hulic Co., Ltd.	22,900	257,306
Hulic REIT, Inc.	276	424,151
Japan Real Estate Investment Corp.	273	1,284,079
Japan Retail Fund Investment Corp.	303	602,086
Kenedix Office Investment Corp.	16	87,792
Mitsubishi Estate Co., Ltd.	283,000	6,563,327
Mitsui Fudosan Co., Ltd.	222,000	6,519,699
Mori Hills REIT Investment Corp.	423	596,594
Nippon Building Fund, Inc.	269	1,321,468
Nippon Healthcare Investment Corp. (a)	14	32,101
Nippon Prologis REIT, Inc.	276	607,578
NTT Urban Development Corp.	12,000	119,866
ORIX JREIT, Inc.	275	393,869
Premier Investment Corp.	12	69,069
Sumitomo Realty & Development Co., Ltd.	101,000	3,636,138
Tokyo Tatemono Co., Ltd.	83,000	608,084
United Urban Investment Corp.	545	849,609
Total		26,360,248
NETHERLANDS 0.4%
Eurocommercial Properties NV	12,274	562,563
Wereldhave NV	6,922	465,139
Total		1,027,702
NORWAY 0.2%
Entra ASA (a)(b)	46,124	479,522
Norwegian Property ASA (a)	75,903	97,992
Total		577,514
SINGAPORE 2.2%
Ascendas Real Estate Investment Trust	194,800	367,438
CapitaCommercial Trust	55,300	71,183
CapitaLand Ltd.	608,400	1,585,839
CapitaMall Trust	312,700	500,607
City Developments Ltd.	59,600	436,849
Global Logistic Properties Ltd.	630,500	1,216,924
SPH REIT	242,800	184,000

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
UOL Group Ltd.	107,877	$600,379
Total		4,963,219
SPAIN 0.1%
Hispania Activos Inmobiliarios SAU (a)	10,280	135,453
SWEDEN 0.8%
Atrium Ljungberg AB, Class B	18,880	287,842
Castellum AB	12,888	194,766
Fabege AB	22,065	316,180
Hufvudstaden AB	67,045	919,389
Total		1,718,177
SWITZERLAND 0.7%
Mobimo Holding AG	409	96,506
PSP Swiss Property AG	15,334	1,445,196
Swiss Prime Site AG	1,690	146,738
Total		1,688,440
UNITED KINGDOM 7.5%
Atrium European Real Estate Ltd.	53,915	252,237
British Land Co. PLC (The)	255,802	3,152,732
Capital & Counties Properties PLC	91,198	541,257
Capital & Regional PLC	649,081	556,044
Derwent London PLC	25,223	1,278,252
Grainger PLC	136,757	417,751
Great Portland Estates PLC	99,976	1,201,203
Hammerson PLC	142,852	1,406,830
Helical Bar PLC	9	53
Intu Properties PLC	128,257	661,229
Land Securities Group PLC	182,493	3,388,033
LXB Retail Properties PLC (a)	421,416	833,250
Quintain Estates & Development PLC (a)	470,104	658,998
Safestore Holdings PLC	78,145	338,940
Segro PLC	77,609	479,251
Shaftesbury PLC	34,120	419,677
St. Modwen Properties PLC	31,573	208,136
Unite Group PLC (The)	56,478	490,529
Urban & Civic PLC	110,725	424,585
Workspace Group PLC	10,302	130,270
Total		16,839,257
UNITED STATES 51.7%
Acadia Realty Trust	19,120	666,906
Alexandria Real Estate Equities, Inc.	8,076	791,771
AvalonBay Communities, Inc.	44,039	7,673,796

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
BioMed Realty Trust, Inc.	33,108	$750,227
Boston Properties, Inc.	39,015	5,480,827
Camden Property Trust	47,018	3,673,516
Chesapeake Lodging Trust	40,756	1,378,775
Corporate Office Properties Trust	10,630	312,309
Cousins Properties, Inc.	59,591	631,665
CubeSmart	6,650	160,598
DCT Industrial Trust, Inc.	2,249	77,950
DDR Corp.	7,780	144,864
Douglas Emmett, Inc.	24,690	736,009
Duke Realty Corp.	58,195	1,266,905
Equity LifeStyle Properties, Inc.	31,156	1,712,022
Equity One, Inc.	10,369	276,749
Equity Residential	124,095	9,662,037
Essex Property Trust, Inc.	4,699	1,080,300
Extended Stay America, Inc.	13,770	268,928
Federal Realty Investment Trust	3,081	453,554
Forest City Enterprises, Inc., Class A (a)	25,512	651,066
General Growth Properties, Inc.	155,852	4,605,427
HCP, Inc.	32,167	1,389,936
Health Care REIT, Inc.	11,590	896,602
Healthcare Realty Trust, Inc.	16,039	445,563
Hilton Worldwide Holdings, Inc. (a)	84,796	2,511,658
Host Hotels & Resorts, Inc.	351,284	7,088,911
Hudson Pacific Properties, Inc.	42,390	1,406,924
Kimco Realty Corp.	89,396	2,400,283
La Quinta Holdings, Inc. (a)	1,051	24,888
LaSalle Hotel Properties	3,621	140,712
Lexington Realty Trust	9,183	90,269
Liberty Property Trust	41,760	1,490,832
Macerich Co. (The)	29,992	2,529,225
Mack-Cali Realty Corp.	68,869	1,327,794

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)
Mid-America Apartment Communities, Inc.	21,335	$1,648,555
National Retail Properties, Inc.	39,806	1,630,852
Paramount Group, Inc.	28,720	554,296
ProLogis, Inc.	64,084	2,791,499
Public Storage	30,885	6,088,669
Realty Income Corp.	14,219	733,700
Regency Centers Corp.	58,243	3,962,854
Rexford Industrial Realty, Inc.	14,053	222,178
Senior Housing Properties Trust	98,835	2,193,149
Simon Property Group, Inc.	72,799	14,242,396
Sovran Self Storage, Inc.	1,107	103,992
Starwood Hotels & Resorts Worldwide, Inc.	30,718	2,564,953
STORE Capital Corp.	32,328	754,859
Tanger Factory Outlet Centers, Inc.	71,906	2,528,934
Urban Edge Properties	21,972	520,736
Ventas, Inc.	49,498	3,614,344
Vornado Realty Trust	69,683	7,804,496
Total		116,160,260
Total Common Stocks (Cost: $180,184,234)		$222,005,426

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	2,679,059	$2,679,059
Total Money Market Funds (Cost: $2,679,059)		$2,679,059
Total Investments
(Cost: $182,863,293) (e)		$224,684,485(f)
Other Assets & Liabilities, Net		55,770
Net Assets		$224,740,255

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $479,522 or 0.21% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,844,001	10,092,651	(9,257,593)	2,679,059	634	2,679,059

(e)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $182,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,075,000
Unrealized Depreciation	(3,254,000)
Net Unrealized Appreciation	$41,821,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,370,426	—	—	5,370,426
Financials	116,632,913	99,870,274	—	216,503,187
Health Care	131,813	—	—	131,813
Total Equity Securities	122,135,152	99,870,274	—	222,005,426
Mutual Funds
Money Market Funds	2,679,059	—	—	2,679,059
Total Mutual Funds	2,679,059	—	—	2,679,059
Total	124,814,211	99,870,274	—	224,684,485

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 8.5%
Automobiles 4.5%
Ford Motor Co.	5,827,500	$94,055,850
Leisure Products 1.9%
Mattel, Inc.	1,752,300	40,040,055
Multiline Retail 2.1%
Macy’s, Inc.	680,500	44,171,255
TOTAL CONSUMER DISCRETIONARY		178,267,160
CONSUMER STAPLES 2.0%
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	503,000	41,371,750
TOTAL CONSUMER STAPLES		41,371,750
ENERGY 12.8%
Oil, Gas & Consumable Fuels 12.8%
Chevron Corp.	365,900	38,412,182
ConocoPhillips	302,500	18,833,650
Royal Dutch Shell PLC, ADR, Class A	1,302,800	77,712,020
Sasol Ltd., ADR	1,163,200	39,595,328
Total SA, ADR	1,436,900	71,356,454
Valero Energy Corp.	375,700	23,902,034
Total		269,811,668
TOTAL ENERGY		269,811,668
FINANCIALS 26.4%
Banks 14.0%
Citigroup, Inc.	783,300	40,355,616
Fifth Third Bancorp	2,216,800	41,786,680
JPMorgan Chase & Co.	1,431,200	86,702,096
PNC Financial Services Group, Inc. (The)	422,400	39,384,576
Wells Fargo & Co.	1,591,500	86,577,600
Total		294,806,568
Consumer Finance 2.0%
Navient Corp.	2,089,490	42,479,332
Insurance 10.4%
Allstate Corp. (The)	642,600	45,733,842
Hartford Financial Services Group, Inc. (The)	985,300	41,205,246

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
MetLife, Inc.	1,720,800	$86,986,440
Travelers Companies, Inc. (The)	409,700	44,300,861
Total		218,226,389
TOTAL FINANCIALS		555,512,289
HEALTH CARE 14.9%
Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	1,202,900	82,398,650
Health Care Providers & Services 2.5%
Anthem, Inc.	341,400	52,715,574
Pharmaceuticals 8.5%
GlaxoSmithKline PLC, ADR	985,500	45,480,825
Johnson & Johnson	366,900	36,910,140
Pfizer, Inc.	1,460,400	50,807,316
Teva Pharmaceutical Industries Ltd., ADR	747,400	46,563,020
Total		179,761,301
TOTAL HEALTH CARE		314,875,525
INDUSTRIALS 6.3%
Aerospace & Defense 2.3%
Northrop Grumman Corp.	301,000	48,448,960
Electrical Equipment 0.3%
Eaton Corp. PLC	93,800	6,372,772
Industrial Conglomerates 1.9%
General Electric Co.	1,650,300	40,943,943
Road & Rail 1.8%
Norfolk Southern Corp.	368,365	37,912,126
TOTAL INDUSTRIALS		133,677,801
INFORMATION TECHNOLOGY 11.5%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,515,700	41,719,642
IT Services 3.8%
International Business Machines Corp.	267,300	42,901,650

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Xerox Corp.	2,911,700	$37,415,345
Total		80,316,995
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	1,178,500	36,851,695
Software 4.0%
CA, Inc.	1,437,200	46,867,092
Symantec Corp.	1,610,873	37,638,048
Total		84,505,140
TOTAL INFORMATION TECHNOLOGY		243,393,472
MATERIALS 5.8%
Chemicals 2.0%
Dow Chemical Co. (The)	886,400	42,529,472
Metals & Mining 1.8%
Freeport-McMoRan, Inc.	1,952,800	37,005,560
Paper & Forest Products 2.0%
International Paper Co.	768,500	42,644,065
TOTAL MATERIALS		122,179,097

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 5.7%
AT&T, Inc.	2,455,900	$80,185,135
Verizon Communications, Inc.	835,900	40,649,817
Total		120,834,952
TOTAL TELECOMMUNICATION SERVICES		120,834,952
UTILITIES 4.1%
Electric Utilities 2.0%
American Electric Power Co., Inc.	750,100	42,193,125
Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	1,046,900	43,886,048
TOTAL UTILITIES		86,079,173
Total Common Stocks (Cost: $1,714,861,607)		$2,066,002,887

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.123% (a)(b)	41,722,795	$41,722,795
Total Money Market Funds (Cost: $41,722,795)		$41,722,795
Total Investments
(Cost: $1,756,584,402)		$2,107,725,682(c)
Other Assets & Liabilities, Net		479,487
Net Assets		$2,108,205,169

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,469,158	75,504,383	(107,250,746)	41,722,795	12,376	41,722,795

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques usedto measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosedby major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used whenavailable.  Observable inputs are those that market participants would use in pricing an investment based on marketdata obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’sassumptions about the information market participants would use in pricing an investment. An investment’s level withinthe fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments atthat level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected asLevel 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatilitystatistics, and other factors. These inputs can be either observable or unobservable. The availability of observableinputs can vary between investments, and is affected by various factors such as the type of investment, and the volumeand level of activity for that investment or similar investments in the marketplace. The inputs will be considered by theInvestment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund usesprices and inputs that are current as of the measurement date, which may include periods of market dislocations. Duringthese periods, the availability of prices and inputs may be reduced for many investments. This condition could cause aninvestment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participatingin the market for those investments.  However, these may be classified as Level 3 investments due to lack of markettransparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricingsource for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputsand/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-votingmembers from various groups within the Investment Manager’s organization, including operations and accounting, trading andinvestments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specificvaluation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results ofBoard-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instanceswhen market quotations are or are not readily available, including recommendations of third party pricing vendors and a determinationof appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of thirdparty pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discussadditional valuation matters, which may include the need to review back-testing results, review time-sensitive information orapprove related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Boardat each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specificor similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess thereasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities andchanges in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendorsand brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoringprocedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	178,267,160	—	—	178,267,160
Consumer Staples	41,371,750	—	—	41,371,750
Energy	269,811,668	—	—	269,811,668
Financials	555,512,289	—	—	555,512,289
Health Care	314,875,525	—	—	314,875,525
Industrials	133,677,801	—	—	133,677,801
Information Technology	243,393,472	—	—	243,393,472
Materials	122,179,097	—	—	122,179,097
Telecommunication Services	120,834,952	—	—	120,834,952
Utilities	86,079,173	—	—	86,079,173
Total Equity Securities	2,066,002,887	—	—	2,066,002,887
Mutual Funds
Money Market Funds	41,722,795	—	—	41,722,795
Total Mutual Funds	41,722,795	—	—	41,722,795
Total	2,107,725,682	—	—	2,107,725,682

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 21.7%
Automobiles 0.2%
Tesla Motors, Inc. (a)	15,450	$2,916,497
Hotels, Restaurants & Leisure 4.8%
Chipotle Mexican Grill, Inc. (a)	25,470	16,569,254
Hilton Worldwide Holdings, Inc. (a)	928,100	27,490,322
Starbucks Corp.	332,600	31,497,220
Total		75,556,796
Internet & Catalog Retail 4.1%
Amazon.com, Inc. (a)	78,050	29,042,405
Ctrip.com International Ltd., ADR (a)	143,600	8,417,832
Priceline Group, Inc. (The) (a)	23,870	27,788,260
Total		65,248,497
Media 6.2%
Comcast Corp., Class A	317,600	17,934,872
Liberty Global PLC, Class C (a)	381,900	19,022,439
Twenty-First Century Fox, Inc., Class A	889,050	30,085,452
Walt Disney Co. (The)	289,800	30,397,122
Total		97,439,885
Multiline Retail 1.3%
Dollar General Corp. (a)	271,400	20,458,132
Specialty Retail 2.6%
Home Depot, Inc. (The)	198,800	22,585,668
Ulta Salon Cosmetics & Fragrance, Inc. (a)	126,300	19,052,355
Total		41,638,023
Textiles, Apparel & Luxury Goods 2.5%
Nike, Inc., Class B	397,400	39,871,142
TOTAL CONSUMER DISCRETIONARY		343,128,972
CONSUMER STAPLES 3.5%
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	99,600	15,088,902
CVS Health Corp.	235,600	24,316,276
Whole Foods Market, Inc.	292,100	15,212,568
Total		54,617,746
TOTAL CONSUMER STAPLES		54,617,746
FINANCIALS 4.8%
Banks 1.0%
Wells Fargo & Co.	292,700	15,922,880

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 2.2%
BlackRock, Inc.	45,910	$16,795,714
Morgan Stanley	480,100	17,134,769
Total		33,930,483
Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.	267,100	25,147,465
TOTAL FINANCIALS		75,000,828
HEALTH CARE 19.3%
Biotechnology 10.5%
Alexion Pharmaceuticals, Inc. (a)	94,380	16,356,054
Amgen, Inc.	172,000	27,494,200
Biogen, Inc. (a)	91,930	38,816,523
Celgene Corp. (a)	350,380	40,391,807
Gilead Sciences, Inc. (a)	223,900	21,971,307
Vertex Pharmaceuticals, Inc. (a)	177,320	20,918,440
Total		165,948,331
Health Care Providers & Services 5.6%
Envision Healthcare Holdings, Inc. (a)	551,700	21,157,695
McKesson Corp.	170,760	38,625,912
UnitedHealth Group, Inc.	245,900	29,087,511
Total		88,871,118
Health Care Technology 1.2%
Cerner Corp. (a)	204,200	14,959,692
Inovalon Holdings, Inc., Class A (a)	132,800	4,011,888
Total		18,971,580
Pharmaceuticals 2.0%
Valeant Pharmaceuticals International, Inc. (a)	84,400	16,763,528
Zoetis, Inc.	312,600	14,470,254
Total		31,233,782
TOTAL HEALTH CARE		305,024,811
INDUSTRIALS 7.9%
Aerospace & Defense 1.8%
Honeywell International, Inc.	268,400	27,996,804
Airlines 1.6%
Delta Air Lines, Inc.	565,800	25,438,368
Industrial Conglomerates 1.0%
Danaher Corp.	184,200	15,638,580

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 3.5%
Union Pacific Corp.	505,100	$54,707,381
TOTAL INDUSTRIALS		123,781,133
INFORMATION TECHNOLOGY 36.0%
Internet Software & Services 13.9%
Alibaba Group Holding Ltd., ADR (a)	222,200	18,495,928
Baidu, Inc., ADR (a)	111,470	23,230,348
CoStar Group, Inc. (a)	75,740	14,983,644
eBay, Inc. (a)	405,800	23,406,544
Facebook, Inc., Class A (a)	512,700	42,151,631
Google, Inc., Class A (a)	59,730	33,132,231
Google, Inc., Class C (a)	60,120	32,945,760
LinkedIn Corp., Class A (a)	125,000	31,232,500
Total		219,578,586
IT Services 7.0%
Cognizant Technology Solutions Corp., Class A (a)	308,800	19,266,032
MasterCard, Inc., Class A	345,200	29,821,828
Visa, Inc., Class A	936,000	61,223,760
Total		110,311,620
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	594,000	13,400,640
ARM Holdings PLC, ADR	373,200	18,398,760
Texas Instruments, Inc.	289,700	16,566,495
Total		48,365,895
Software 6.3%
Adobe Systems, Inc. (a)	439,300	32,481,842
Mobileye NV (a)	367,500	15,446,025
salesforce.com, Inc. (a)	236,100	15,773,841
ServiceNow, Inc. (a)	211,200	16,638,336
Splunk, Inc. (a)	128,500	7,607,200
Workday, Inc., Class A (a)	131,400	11,091,474
Total		99,038,718

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	736,650	$91,661,359
TOTAL INFORMATION TECHNOLOGY		568,956,178
MATERIALS 4.3%
Chemicals 4.3%
Ecolab, Inc.	144,700	16,550,786
Monsanto Co.	291,500	32,805,410
PPG Industries, Inc.	83,300	18,787,482
Total		68,143,678
TOTAL MATERIALS		68,143,678
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A (a)	220,800	25,855,680
TOTAL TELECOMMUNICATION SERVICES		25,855,680
Total Common Stocks (Cost: $1,155,992,721)		$1,564,509,026
	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	16,576,559	$16,576,559
Total Money Market Funds (Cost: $16,576,559)		$16,576,559
Total Investments
(Cost: $1,172,569,280)		$1,581,085,585(d)
Other Assets & Liabilities, Net		(2,430,922)
Net Assets		$1,578,654,663

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,599,846	74,020,116	(73,043,403)	16,576,559	4,434	16,576,559

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	343,128,972	—	—	343,128,972
Consumer Staples	54,617,746	—	—	54,617,746
Financials	75,000,828	—	—	75,000,828
Health Care	305,024,811	—	—	305,024,811
Industrials	123,781,133	—	—	123,781,133
Information Technology	568,956,178	—	—	568,956,178
Materials	68,143,678	—	—	68,143,678
Telecommunication Services	25,855,680	—	—	25,855,680
Total Equity Securities	1,564,509,026	—	—	1,564,509,026
Mutual Funds
Money Market Funds	16,576,559	—	—	16,576,559
Total Mutual Funds	16,576,559	—	—	16,576,559
Total	1,581,085,585	—	—	1,581,085,585

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 19.1%
Auto Components 2.5%
Dana Holding Corp.	234,560	$4,963,290
Gentherm, Inc. (a)	95,260	4,811,583
Motorcar Parts of America, Inc. (a)	115,515	3,210,162
Tenneco, Inc. (a)	24,049	1,380,893
Total		14,365,928
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc. (a)	38,055	1,951,080
Grand Canyon Education, Inc. (a)	62,960	2,726,168
LifeLock, Inc. (a)	49,720	701,549
Service Corp. International	418,468	10,901,092
Total		16,279,889
Hotels, Restaurants & Leisure 3.8%
Fiesta Restaurant Group, Inc. (a)	86,437	5,272,657
Habit Restaurants, Inc. (The), Class A (a)	40,727	1,308,966
Jack in the Box, Inc.	57,160	5,482,787
Krispy Kreme Doughnuts, Inc. (a)	80,600	1,611,194
La Quinta Holdings, Inc. (a)	44,288	1,048,740
Papa John’s International, Inc.	32,729	2,022,979
Red Robin Gourmet Burgers, Inc. (a)	35,867	3,120,429
Zoe’s Kitchen, Inc. (a)	49,134	1,635,671
Total		21,503,423
Household Durables 1.2%
Tempur Sealy International, Inc. (a)	122,330	7,063,334
Internet & Catalog Retail 0.3%
Shutterfly, Inc. (a)	36,930	1,670,713
Leisure Products 1.7%
Sturm Ruger & Co., Inc.	78,017	3,871,984
Vista Outdoor, Inc. (a)	142,736	6,111,955
Total		9,983,939
Media 1.0%
Cinemark Holdings, Inc.	72,890	3,285,152
IMAX Corp. (a)	62,600	2,110,246
Total		5,395,398
Specialty Retail 3.3%
American Eagle Outfitters, Inc.	150,413	2,569,054
Boot Barn Holdings, Inc. (a)	79,276	1,896,282
Brown Shoe Co., Inc.	72,100	2,364,880
Cabela’s, Inc. (a)	129,200	7,232,616
Children’s Place, Inc. (The)	30,155	1,935,649

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Five Below, Inc. (a)	40,786	$1,450,758
Zumiez, Inc. (a)	41,614	1,674,964
Total		19,124,203
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp. (a)	93,910	6,843,222
G-III Apparel Group Ltd. (a)	54,270	6,113,516
Tumi Holdings, Inc. (a)	56,377	1,378,981
Total		14,335,719
TOTAL CONSUMER DISCRETIONARY		109,722,546
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
Diplomat Pharmacy, Inc. (a)	46,215	1,598,115
PriceSmart, Inc.	78,141	6,640,422
United Natural Foods, Inc. (a)	26,120	2,012,285
Total		10,250,822
TOTAL CONSUMER STAPLES		10,250,822
ENERGY 4.3%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.	198,746	5,586,750
Superior Energy Services, Inc.	274,830	6,139,702
Total		11,726,452
Oil, Gas & Consumable Fuels 2.3%
Bill Barrett Corp. (a)	110,422	916,503
Carrizo Oil & Gas, Inc. (a)	32,140	1,595,751
Diamondback Energy, Inc. (a)	41,736	3,206,994
Parsley Energy, Inc., Class A (a)	79,217	1,265,888
PDC Energy, Inc. (a)	19,200	1,037,568
RSP Permian, Inc. (a)	73,165	1,843,026
World Fuel Services Corp.	55,964	3,216,811
Total		13,082,541
TOTAL ENERGY		24,808,993
FINANCIALS 12.1%
Banks 0.8%
Bank of the Ozarks, Inc.	55,464	2,048,286
FCB Financial Holdings, Inc., Class A (a)	52,060	1,424,882
Western Alliance Bancorp (a)	43,280	1,282,819
Total		4,755,987
Capital Markets 2.8%
Eaton Vance Corp.	95,194	3,963,878

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Evercore Partners, Inc., Class A	37,454	$1,934,873
Financial Engines, Inc.	67,430	2,820,597
Waddell & Reed Financial, Inc., Class A	145,568	7,211,439
Total		15,930,787
Consumer Finance 0.7%
Encore Capital Group, Inc. (a)	15,710	653,379
PRA Group, Inc. (a)	59,170	3,214,114
Total		3,867,493
Diversified Financial Services 1.3%
MarkeTaxess Holdings, Inc.	89,581	7,426,265
Insurance 2.2%
MBIA, Inc. (a)	373,959	3,477,819
Montpelier Re Holdings Ltd.	122,247	4,699,175
White Mountains Insurance Group Ltd.	7,034	4,814,913
Total		12,991,907
Real Estate Investment Trusts (REITs) 3.0%
Corrections Corp. of America	197,134	7,936,615
CyrusOne, Inc.	73,404	2,284,332
First Industrial Realty Trust, Inc.	317,446	6,802,868
Total		17,023,815
Real Estate Management & Development 1.3%
Alexander & Baldwin, Inc.	119,205	5,147,272
Tejon Ranch Co. (a)	85,515	2,261,872
Total		7,409,144
TOTAL FINANCIALS		69,405,398
HEALTH CARE 20.7%
Biotechnology 2.7%
ACADIA Pharmaceuticals, Inc. (a)	89,372	2,912,633
Exact Sciences Corp. (a)	54,730	1,205,155
Ligand Pharmaceuticals, Inc. (a)	15,120	1,165,903
PTC Therapeutics, Inc. (a)	52,900	3,218,965
Puma Biotechnology, Inc. (a)	8,590	2,028,185
Repligen Corp. (a)	69,900	2,122,164
Sage Therapeutics, Inc. (a)	14,930	749,934
Spark Therapeutics, Inc. (a)	20,121	1,559,378
Ultragenyx Pharmaceutical, Inc. (a)	11,300	701,617
Total		15,663,934
Health Care Equipment & Supplies 7.0%
Align Technology, Inc. (a)	17,540	943,389

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
AtriCure, Inc. (a)	119,023	$2,438,781
Cardiovascular Systems, Inc. (a)	112,644	4,397,622
Cynosure Inc., Class A (a)	71,728	2,199,898
DexCom, Inc. (a)	140,125	8,735,392
Endologix, Inc. (a)	172,958	2,952,393
Entellus Medical, Inc. (a)	25,800	565,020
Greatbatch, Inc. (a)	46,040	2,663,414
Insulet Corp. (a)	55,060	1,836,251
NxStage Medical, Inc. (a)	86,407	1,494,841
Oxford Immunotec Global PLC (a)	34,245	482,170
Sirona Dental Systems, Inc. (a)	15,399	1,385,756
Spectranetics Corp. (The) (a)	254,494	8,846,211
Tandem Diabetes Care, Inc. (a)	81,300	1,026,006
Total		39,967,144
Health Care Providers & Services 7.4%
AAC Holdings, Inc. (a)	47,118	1,440,868
Acadia Healthcare Co., Inc. (a)	169,155	12,111,498
Adeptus Health, Inc., Class A (a)	40,217	2,019,698
ExamWorks Group, Inc. (a)	131,860	5,488,013
HealthEquity, Inc. (a)	73,287	1,831,442
IPC Healthcare, Inc. (a)	46,500	2,168,760
Magellan Health, Inc. (a)	32,691	2,315,177
Team Health Holdings, Inc. (a)	91,667	5,363,436
Tenet Healthcare Corp. (a)	158,997	7,871,942
WellCare Health Plans, Inc. (a)	21,267	1,945,080
Total		42,555,914
Health Care Technology 0.4%
HMS Holdings Corp. (a)	83,162	1,284,853
Medidata Solutions, Inc. (a)	23,640	1,159,305
Total		2,444,158
Life Sciences Tools & Services 0.5%
ICON PLC (a)	29,180	2,058,066
INC Research Holdings, Inc. Class A (a)	21,366	699,309
Total		2,757,375
Pharmaceuticals 2.7%
Akorn, Inc. (a)	147,220	6,994,422
ANI Pharmaceuticals, Inc. (a)	25,100	1,570,005
BioDelivery Sciences International, Inc. (a)	98,420	1,033,410
Horizon Pharma PLC (a)	109,190	2,835,664
IGI Laboratories, Inc. (a)	136,200	1,111,392

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Intersect ENT, Inc. (a)	83,195	$2,148,927
Total		15,693,820
TOTAL HEALTH CARE		119,082,345
INDUSTRIALS 12.2%
Aerospace & Defense 3.2%
Exelis, Inc.	316,240	7,706,769
Orbital ATK, Inc.	129,935	9,956,919
Taser International, Inc. (a)	26,600	641,326
Total		18,305,014
Air Freight & Logistics 1.0%
XPO Logistics, Inc. (a)	122,226	5,557,616
Building Products 1.0%
Apogee Enterprises, Inc.	29,300	1,265,760
USG Corp. (a)	173,520	4,632,984
Total		5,898,744
Commercial Services & Supplies 0.4%
Ritchie Bros. Auctioneers, Inc.	88,529	2,207,913
Construction & Engineering 0.2%
Primoris Services Corp.	57,590	989,972
Electrical Equipment 0.6%
Generac Holdings, Inc. (a)	39,358	1,916,341
Power Solutions International, Inc. (a)	22,859	1,469,605
Total		3,385,946
Machinery 0.6%
Middleby Corp. (The) (a)	8,145	836,084
Rexnord Corp. (a)	95,234	2,541,796
Total		3,377,880
Marine 0.9%
Matson, Inc.	125,455	5,289,183
Professional Services 2.5%
Acacia Research Corp.	31,655	338,708
Corporate Executive Board Co. (The)	13,166	1,051,437
Huron Consulting Group, Inc. (a)	27,705	1,832,686
On Assignment, Inc. (a)	143,365	5,500,915
Paylocity Holding Corp. (a)	45,080	1,291,091
Wageworks, Inc. (a)	80,415	4,288,532
Total		14,303,369

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A (a)	30,069	$2,899,854
Old Dominion Freight Line, Inc. (a)	9,162	708,223
Saia, Inc. (a)	28,900	1,280,270
Total		4,888,347
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	48,220	1,205,018
Kaman Corp.	62,680	2,659,512
MRC Global, Inc. (a)	148,540	1,760,199
Total		5,624,729
TOTAL INDUSTRIALS		69,828,713
INFORMATION TECHNOLOGY 21.0%
Communications Equipment 0.1%
Infinera Corp. (a)	40,700	800,569
Electronic Equipment, Instruments & Components 1.7%
Belden, Inc.	34,611	3,238,205
Cognex Corp. (a)	104,709	5,192,519
Universal Display Corp. (a)	32,720	1,529,660
Total		9,960,384
Internet Software & Services 5.9%
Borderfree, Inc. (a)	96,063	577,339
Cornerstone OnDemand, Inc. (a)	89,161	2,575,861
Dealertrack Technologies, Inc. (a)	68,800	2,650,176
Demandware, Inc. (a)	73,760	4,491,984
Envestnet, Inc. (a)	129,833	7,281,035
HomeAway, Inc. (a)	171,912	5,186,585
Hortonworks, Inc. (a)	18,940	451,530
Marketo, Inc. (a)	62,822	1,609,500
MaxPoint Interactive, Inc. (a)	53,026	507,989
Q2 Holdings, Inc. (a)	88,328	1,867,254
SPS Commerce, Inc. (a)	88,705	5,952,105
Yelp, Inc. (a)	18,370	869,819
Total		34,021,177
IT Services 1.2%
Euronet Worldwide, Inc. (a)	24,078	1,414,583
iGATE Corp. (a)	37,400	1,595,484
InterXion Holding NV (a)	59,680	1,682,976
MAXIMUS, Inc.	16,670	1,112,889
WEX, Inc. (a)	7,890	847,070
Total		6,653,002
Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc. (a)	32,140	2,276,155

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Ceva, Inc. (a)	70,907	$1,511,737
Mellanox Technologies Ltd. (a)	36,641	1,661,303
Semtech Corp. (a)	73,835	1,967,334
Synaptics, Inc. (a)	20,945	1,702,933
Veeco Instruments, Inc. (a)	32,210	984,015
Total		10,103,477
Software 10.3%
Advent Software, Inc.	115,444	5,092,235
Barracuda Networks, Inc. (a)	26,297	1,011,645
Callidus Software, Inc. (a)	158,028	2,003,795
CommVault Systems, Inc. (a)	61,579	2,691,002
FleetMatics Group PLC (a)	75,930	3,405,460
Guidewire Software, Inc. (a)	31,760	1,670,894
HubSpot, Inc. (a)	34,271	1,367,413
Imperva, Inc. (a)	105,854	4,519,966
MobileIron, Inc. (a)	153,413	1,420,604
Paycom Software, Inc. (a)	37,900	1,215,074
Proofpoint, Inc. (a)	174,580	10,338,628
PROS Holdings, Inc. (a)	58,731	1,451,243
QLIK Technologies, Inc. (a)	183,105	5,700,059
Qualys, Inc. (a)	56,893	2,644,387
SS&C Technologies Holdings, Inc.	23,122	1,440,501
Synchronoss Technologies, Inc. (a)	116,674	5,537,348
Tyler Technologies, Inc. (a)	15,022	1,810,602
Ultimate Software Group, Inc. (The) (a)	23,901	4,062,094
Zendesk, Inc. (a)	79,110	1,795,006
Total		59,177,956
TOTAL INFORMATION TECHNOLOGY		120,716,565
MATERIALS 6.3%
Chemicals 4.7%
Axiall Corp.	32,314	1,516,819
Balchem Corp.	10,000	553,800
H.B. Fuller Co.	42,977	1,842,424
NewMarket Corp.	26,815	12,812,207
Olin Corp.	249,200	7,984,368
PolyOne Corp.	30,810	1,150,753
Tredegar Corp.	70,469	1,417,132
Total		27,277,503

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.5%
US Concrete, Inc. (a)	76,803	$2,602,086
Containers & Packaging 0.6%
Berry Plastics Corp. (a)	90,653	3,280,732
Paper & Forest Products 0.5%
Boise Cascade Co. (a)	47,946	1,796,057
KapStone Paper and Packaging Corp.	40,490	1,329,692
Total		3,125,749
TOTAL MATERIALS		36,286,070
Total Common Stocks (Cost: $410,515,625)		$560,101,452

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	44,756	9,908
TOTAL ENERGY		9,908
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co. (a)(b)	14,419	11,535
TOTAL FINANCIALS		11,535
Total Warrants (Cost: $110,963)		$21,443
	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.123% (c)(d)	17,927,146	$17,927,146
Total Money Market Funds (Cost: $17,927,146)		$17,927,146
Total Investments
(Cost: $428,553,734)		$578,050,041(e)
Other Assets & Liabilities, Net		(3,701,956)
Net Assets		$574,348,085

Notes to Portfolio of Investments
(a) Non-income producing.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $21,443, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11-19-2012 - 02-28-2013	42,179
Tejon Ranch Co.	06-14-2010 - 11-30-2012	68,784

(c)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,010,402	40,742,445	(34,825,701)	17,927,146	3,937	17,927,146

(e)			Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	109,722,546	—	—	109,722,546
Consumer Staples	10,250,822	—	—	10,250,822
Energy	24,808,993	—	—	24,808,993
Financials	69,405,398	—	—	69,405,398
Health Care	119,082,345	—	—	119,082,345
Industrials	69,828,713	—	—	69,828,713
Information Technology	120,716,565	—	—	120,716,565
Materials	36,286,070	—	—	36,286,070
Warrants
Energy	—	9,908	—	9,908
Financials	11,535	—	—	11,535
Total Equity Securities	560,112,987	9,908	—	560,122,895
Mutual Funds
Money Market Funds	17,927,146	—	—	17,927,146
Total Mutual Funds	17,927,146	—	—	17,927,146
Total	578,040,133	9,908	—	578,050,041

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
CONSUMER DISCRETIONARY 12.4%
Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	519,306	$13,413,674
Dana Holding Corp.	668,058	14,136,107
Motorcar Parts of America, Inc. (a)	68,684	1,908,729
Remy International, Inc.	257,696	5,723,428
Standard Motor Products, Inc.	75,500	3,190,630
Total		38,372,568
Automobiles 0.2%
Thor Industries, Inc.	61,700	3,900,057
Distributors 0.2%
VOXX International Corp. (a)	341,000	3,123,560
Diversified Consumer Services 0.5%
Ascent Capital Group, Inc., Class A (a)	59,551	2,370,725
Sotheby’s	124,650	5,267,709
Total		7,638,434
Hotels, Restaurants & Leisure 1.2%
Biglari Holdings, Inc. (a)	15,165	6,279,827
Ignite Restaurant Group, Inc. (a)	31,761	154,041
International Speedway Corp., Class A	221,250	7,214,962
Marcus Corp. (The)	63,178	1,345,060
Monarch Casino & Resort, Inc. (a)	209,365	4,007,246
Total		19,001,136
Household Durables 2.0%
KB Home	114,060	1,781,617
SodaStream International Ltd. (a)	449,620	9,109,301
Tempur Sealy International, Inc. (a)	170,570	9,848,712
Whirlpool Corp.	59,057	11,933,058
Total		32,672,688
Leisure Products 0.3%
Arctic Cat, Inc.	154,198	5,600,471
Media 0.4%
AMC Entertainment Holdings, Inc., Class A	131,800	4,677,582
World Wrestling Entertainment, Inc., Class A	125,000	1,751,250
Total		6,428,832
Multiline Retail 0.6%
Big Lots, Inc.	211,000	10,134,330

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 4.4%
Abercrombie & Fitch Co., Class A	768,100	$16,928,924
Ascena Retail Group, Inc. (a)	224,148	3,252,388
Brown Shoe Co., Inc.	151,300	4,962,640
Buckle, Inc. (The)	98,480	5,031,343
Chico’s FAS, Inc.	231,570	4,096,473
Children’s Place, Inc. (The)	132,935	8,533,098
Finish Line, Inc., Class A (The)	104,800	2,569,696
Francesca’s Holdings Corp. (a)	59,813	1,064,671
Kirkland’s, Inc. (a)	51,440	1,221,700
Men’s Wearhouse, Inc. (The)	160,954	8,401,799
Outerwall, Inc.	44,530	2,944,324
Rent-A-Center, Inc.	134,900	3,701,656
Stage Stores, Inc.	87,432	2,003,941
Vitamin Shoppe, Inc. (a)	132,400	5,453,556
West Marine, Inc. (a)	215,611	1,998,714
Total		72,164,923
Textiles, Apparel & Luxury Goods 0.2%
Crocs, Inc. (a)	264,690	3,125,989
TOTAL CONSUMER DISCRETIONARY		202,162,988
CONSUMER STAPLES 2.0%
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	33,000	1,365,210
Casey’s General Stores, Inc.	48,000	4,324,800
Ingles Markets, Inc., Class A	42,020	2,079,150
Village Super Market, Inc., Class A	123,230	3,874,351
Total		11,643,511
Food Products 1.2%
Darling Ingredients, Inc. (a)	122,570	1,717,206
Dean Foods Co.	585,400	9,676,662
Flowers Foods, Inc.	136,310	3,099,689
Omega Protein Corp. (a)	402,695	5,512,895
Total		20,006,452
Tobacco 0.1%
Alliance One International, Inc. (a)	494,773	544,250
TOTAL CONSUMER STAPLES		32,194,213
ENERGY 3.8%
Energy Equipment & Services 1.9%
Bristow Group, Inc.	79,980	4,354,911
CARBO Ceramics, Inc.	215,000	6,559,650
Gulfmark Offshore, Inc., Class A	92,100	1,200,984

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Nabors Industries Ltd.	114,000	$1,556,100
Paragon Offshore PLC	1,121,300	1,457,690
Parker Drilling Co. (a)	682,652	2,382,455
PHI, Inc. (a)	38,171	1,148,184
Tidewater, Inc.	620,887	11,883,777
Total		30,543,751
Oil, Gas & Consumable Fuels 1.9%
Advantage Oil & Gas Ltd. (a)	1,153,025	6,180,214
Ardmore Shipping Corp.	262,400	2,642,368
Evolution Petroleum Corp.	566,753	3,372,180
Gran Tierra Energy, Inc. (a)	809,350	2,209,526
LinnCo LLC	169,681	1,623,847
Nordic American Tankers Ltd.	33,710	401,486
PBF Energy, Inc., Class A	257,800	8,744,576
Petroquest Energy, Inc. (a)	912,616	2,099,017
Western Refining, Inc.	54,600	2,696,694
WPX Energy, Inc. (a)	114,830	1,255,092
Total		31,225,000
TOTAL ENERGY		61,768,751
FINANCIALS 22.5%
Banks 10.3%
1st Source Corp.	68,505	2,201,066
Ameris Bancorp	192,900	5,090,631
BancFirst Corp.	39,130	2,386,147
Bancorp, Inc. (The) (a)	477,800	4,314,534
Bank of the Ozarks, Inc.	81,200	2,998,716
BankUnited, Inc.	79,800	2,612,652
Banner Corp.	61,550	2,825,145
City National Corp.	119,191	10,617,534
Community Bank System, Inc.	58,400	2,066,776
First Busey Corp.	449,550	3,007,490
First Citizens BancShares Inc., Class A	6,405	1,663,314
First Commonwealth Financial Corp.	301,900	2,717,100
First Community Bancshares, Inc.	145,750	2,554,998
First Horizon National Corp.	573,815	8,199,816
First Midwest Bancorp, Inc.	159,000	2,761,830
First Niagara Financial Group, Inc.	1,666,781	14,734,344
FirstMerit Corp.	224,900	4,286,594
FNB Corp.	409,500	5,380,830
Hancock Holding Co.	89,500	2,672,470
Hanmi Financial Corp.	328,299	6,943,524
Hilltop Holdings, Inc. (a)	152,960	2,973,542
Iberiabank Corp.	77,700	4,897,431
International Bancshares Corp.	26,190	681,726

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Investors Bancorp, Inc.	445,262	$5,218,471
Lakeland Financial Corp.	66,182	2,685,666
OFG Bancorp	653,292	10,661,725
Peoples Bancorp, Inc.	59,870	1,415,327
Prosperity Bancshares, Inc.	135,280	7,099,494
Simmons First National Corp., Class A	92,102	4,187,878
TCF Financial Corp.	323,500	5,085,420
Texas Capital Bancshares, Inc. (a)	187,700	9,131,605
Umpqua Holdings Corp.	312,930	5,376,137
United Community Banks, Inc.	194,900	3,679,712
Valley National Bancorp	578,000	5,456,320
Webster Financial Corp.	118,100	4,375,605
Westamerica Bancorporation	79,600	3,439,516
Wintrust Financial Corp.	57,616	2,747,131
Total		169,148,217
Capital Markets 1.0%
Capital Southwest Corp.	123,696	5,741,968
FBR & Co. (a)	65,100	1,504,461
Greenhill & Co., Inc.	171,300	6,792,045
Manning & Napier, Inc.	109,300	1,421,993
Virtus Investment Partners, Inc.	12,000	1,569,240
Total		17,029,707
Consumer Finance 0.6%
Cash America International, Inc.	163,800	3,816,540
Green Dot Corp., Class A (a)	369,000	5,874,480
Total		9,691,020
Diversified Financial Services 0.7%
FNFV Group (a)	393,620	5,550,042
Pico Holdings, Inc. (a)	335,745	5,442,426
Total		10,992,468
Insurance 5.6%
American National Insurance Co.	85,777	8,439,599
Argo Group International Holdings Ltd.	87,010	4,363,552
Aspen Insurance Holdings Ltd.	139,732	6,599,542
Endurance Specialty Holdings Ltd.	63,400	3,876,276
FBL Financial Group, Inc., Class A	53,500	3,317,535
Genworth Financial, Inc., Class A (a)	150,000	1,096,500
Hanover Insurance Group, Inc. (The)	66,300	4,812,054
Horace Mann Educators Corp.	262,292	8,970,386
Montpelier Re Holdings Ltd.	605,590	23,278,880
Navigators Group, Inc. (The) (a)	16,492	1,283,737
RenaissanceRe Holdings Ltd.	109,119	10,882,438
Selective Insurance Group, Inc.	139,540	4,053,637

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
White Mountains Insurance Group Ltd.	16,207	$11,094,016
Total		92,068,152
Real Estate Investment Trusts (REITs) 4.1%
American Campus Communities, Inc.	112,500	4,822,875
Capstead Mortgage Corp.	129,925	1,529,217
CBL & Associates Properties, Inc.	245,100	4,852,980
Chimera Investment Corp.	869,635	2,730,654
Corporate Office Properties Trust	141,400	4,154,332
DuPont Fabros Technology, Inc.	150,363	4,913,863
Geo Group, Inc. (The)	146,899	6,425,362
Granite Real Estate Investment Trust	710,800	24,856,676
Highwoods Properties, Inc.	128,400	5,878,152
Mack-Cali Realty Corp.	216,700	4,177,976
Urstadt Biddle Properties, Inc., Class A	93,325	2,152,075
Total		66,494,162
Thrifts & Mortgage Finance 0.2%
Bank Mutual Corp.	86,236	631,248
TFS Financial Corp.	187,725	2,755,803
Total		3,387,051
TOTAL FINANCIALS		368,810,777
HEALTH CARE 5.8%
Biotechnology 0.4%
Emergent Biosolutions, Inc. (a)	66,930	1,924,907
Myriad Genetics, Inc. (a)	135,728	4,804,771
Total		6,729,678
Health Care Equipment & Supplies 3.3%
Alere, Inc. (a)	96,715	4,729,364
Alphatec Holdings, Inc. (a)	820,980	1,190,421
Analogic Corp.	78,200	7,108,380
Haemonetics Corp. (a)	293,925	13,203,111
Hill-Rom Holdings, Inc.	48,375	2,370,375
Integra LifeSciences Holdings Corp. (a)	180,565	11,131,832
OraSure Technologies, Inc. (a)	245,000	1,602,300
Orthofix International NV (a)	196,960	7,068,894
West Pharmaceutical Services, Inc.	98,800	5,948,748
Total		54,353,425
Health Care Providers & Services 1.6%
Community Health Systems, Inc. (a)	128,200	6,702,296
Health Net, Inc. (a)	43,500	2,631,315
HealthSouth Corp.	198,870	8,821,873
LHC Group, Inc. (a)	124,835	4,123,300

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Owens & Minor, Inc.	132,070	$4,469,249
Total		26,748,033
Life Sciences Tools & Services 0.2%
Bio-Techne Corp.	34,200	3,429,918
Pharmaceuticals 0.3%
Phibro Animal Health Corp., Class A	111,595	3,951,579
TOTAL HEALTH CARE		95,212,633
INDUSTRIALS 22.2%
Aerospace & Defense 2.6%
Cubic Corp.	153,013	7,921,483
Curtiss-Wright Corp.	70,900	5,242,346
Ducommun, Inc. (a)	57,075	1,478,242
Esterline Technologies Corp. (a)	24,886	2,847,456
KLX, Inc. (a)	109,020	4,201,631
Orbital ATK, Inc.	46,538	3,566,207
Spirit AeroSystems Holdings, Inc., Class A (a)	121,525	6,344,820
Triumph Group, Inc.	185,180	11,058,950
Total		42,661,135
Air Freight & Logistics 1.5%
Air Transport Services Group, Inc. (a)	385,808	3,557,150
Atlas Air Worldwide Holdings, Inc. (a)	172,955	7,440,524
Forward Air Corp.	190,000	10,317,000
UTi Worldwide, Inc. (a)	271,410	3,338,343
Total		24,653,017
Airlines 0.4%
Air France-KLM, ADR (a)	737,650	6,424,932
Building Products 1.6%
Gibraltar Industries, Inc. (a)	225,543	3,701,161
Simpson Manufacturing Co., Inc.	248,290	9,278,597
Trex Co., Inc. (a)	227,110	12,384,308
Total		25,364,066
Commercial Services & Supplies 3.8%
ABM Industries, Inc.	91,400	2,912,004
ACCO Brands Corp. (a)	848,100	7,047,711
Brady Corp., Class A	67,900	1,920,891
Brink’s Co. (The)	175,205	4,840,914
Clean Harbors, Inc. (a)	83,420	4,736,588
G&K Services, Inc., Class A	68,600	4,975,558

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Herman Miller, Inc.	175,390	$4,868,826
Knoll, Inc.	42,650	999,290
Mobile Mini, Inc.	219,565	9,362,252
Progressive Waste Solutions Ltd.	42,900	1,260,402
SP Plus Corp. (a)	298,586	6,524,104
Steelcase, Inc., Class A	139,600	2,644,024
U.S. Ecology, Inc.	32,297	1,613,881
Unifirst Corp.	74,190	8,731,421
Total		62,437,866
Construction & Engineering 0.6%
Comfort Systems U.S.A., Inc.	282,047	5,934,269
EMCOR Group, Inc.	46,615	2,166,199
Great Lakes Dredge & Dock Corp. (a)	359,400	2,159,994
Total		10,260,462
Electrical Equipment 0.8%
AZZ, Inc.	184,540	8,597,719
EnerSys	30,550	1,962,532
Regal-Beloit Corp.	38,000	3,036,960
Total		13,597,211
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	50,395	4,668,089
Machinery 5.2%
Actuant Corp., Class A	73,000	1,733,020
AGCO Corp.	57,500	2,739,300
Astec Industries, Inc.	36,030	1,544,966
Barnes Group, Inc.	229,390	9,288,001
CLARCOR, Inc.	41,995	2,774,190
Crane Co.	85,000	5,304,850
Dynamic Materials Corp.	61,000	778,970
ESCO Technologies, Inc.	249,725	9,734,280
Hyster-Yale Materials Handling, Inc.	114,600	8,399,034
ITT Corp.	58,990	2,354,291
Kennametal, Inc.	150,700	5,077,083
LB Foster Co., Class A	32,000	1,519,360
NN, Inc.	242,490	6,081,649
Oshkosh Corp.	155,670	7,595,139
Tecumseh Products Co. (a)	29,977	84,835
Terex Corp.	265,952	7,071,664
Titan International, Inc.	567,210	5,309,086
TriMas Corp. (a)	72,356	2,227,841
Watts Water Technologies, Inc., Class A	102,020	5,614,161
Total		85,231,720

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 0.7%
Acacia Research Corp.	422,000	$4,515,400
FTI Consulting, Inc. (a)	92,679	3,471,755
Kelly Services, Inc., Class A	205,550	3,584,792
Total		11,571,947
Road & Rail 1.6%
Con-way, Inc.	352,700	15,564,651
Heartland Express, Inc.	153,250	3,641,220
Marten Transport Ltd.	216,020	5,011,664
Werner Enterprises, Inc.	39,930	1,254,201
Total		25,471,736
Trading Companies & Distributors 2.6%
AerCap Holdings NV (a)	613,800	26,792,370
Applied Industrial Technologies, Inc.	64,510	2,924,883
DXP Enterprises, Inc. (a)	68,000	2,998,120
Titan Machinery, Inc. (a)	293,000	3,911,550
Veritiv Corp. (a)	130,000	5,736,900
Total		42,363,823
Transportation Infrastructure 0.5%
Wesco Aircraft Holdings, Inc. (a)	559,300	8,568,476
TOTAL INDUSTRIALS		363,274,480
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.7%
Aviat Networks, Inc. (a)	1,367,767	1,627,643
Black Box Corp.	187,700	3,928,561
Ituran Location and Control Ltd. (c)	114,251	2,503,239
NETGEAR, Inc. (a)	57,705	1,897,340
Plantronics, Inc.	78,470	4,154,987
Polycom, Inc. (a)	301,825	4,044,455
Riverbed Technology, Inc. (a)	420,200	8,786,382
Total		26,942,607
Electronic Equipment, Instruments & Components 6.3%
Celestica, Inc. (a)	420,861	4,675,766
Daktronics, Inc.	128,910	1,393,517
Electro Rent Corp.	116,340	1,319,296
Electro Scientific Industries, Inc.	643,200	3,974,976
FARO Technologies, Inc. (a)	85,770	5,328,890
GSI Group, Inc. (a)	193,520	2,577,686
II-VI, Inc. (a)	483,090	8,917,842
Knowles Corp. (a)	93,190	1,795,771
Littelfuse, Inc.	59,070	5,870,967
Mercury Systems, Inc. (a)	273,410	4,251,526

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Orbotech Ltd. (a)	180,004	$2,885,464
OSI Systems, Inc. (a)	105,500	7,834,430
Park Electrochemical Corp.	149,990	3,233,784
Plexus Corp. (a)	133,460	5,441,164
Radisys Corp. (a)	450,250	968,038
Sanmina Corp. (a)	854,583	20,672,363
Tech Data Corp. (a)	158,970	9,183,697
Vishay Intertechnology, Inc.	946,627	13,082,385
Total		103,407,562
Internet Software & Services 0.4%
EarthLink Holdings Corp.	544,500	2,417,580
j2 Global, Inc.	61,546	4,042,341
Total		6,459,921
IT Services 2.9%
Blackhawk Network Holdings, Inc., Class B (a)	167,750	5,963,512
Computer Services, Inc.	128,439	5,350,769
Convergys Corp.	284,380	6,503,771
CSG Systems International, Inc.	293,270	8,912,475
DST Systems, Inc.	20,082	2,223,278
Mantech International Corp., Class A	101,400	3,441,516
MAXIMUS, Inc.	102,800	6,862,928
NeuStar, Inc., Class A (a)	203,078	4,999,780
Sykes Enterprises, Inc. (a)	157,916	3,924,213
Total		48,182,242
Semiconductors & Semiconductor Equipment 4.1%
Axcelis Technologies, Inc. (a)	1,694,625	4,033,208
Brooks Automation, Inc.	625,510	7,274,681
Diodes, Inc. (a)	315,181	9,001,569
Fairchild Semiconductor International, Inc. (a)	560,015	10,181,073
Micron Technology, Inc. (a)	403,000	10,933,390
OmniVision Technologies, Inc. (a)	392,000	10,337,040
Photronics, Inc. (a)	868,160	7,379,360
Tessera Technologies, Inc.	95,625	3,851,775
Xcerra Corp. (a)	461,900	4,106,291
Total		67,098,387
Software 2.4%
BroadSoft, Inc. (a)	66,985	2,241,318
ePlus, Inc. (a)	61,364	5,334,373
Informatica Corp. (a)	215,155	9,435,623
Mentor Graphics Corp.	380,630	9,146,539
NICE-Systems Ltd., ADR	120,327	7,331,524

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Rovi Corp. (a)	280,830	$5,113,914
Total		38,603,291
Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA	135,315	1,779,392
QLogic Corp. (a)	324,138	4,777,794
Silicon Graphics International Corp. (a)	607,000	5,274,830
Total		11,832,016
TOTAL INFORMATION TECHNOLOGY		302,526,026
MATERIALS 6.2%
Chemicals 2.0%
American Vanguard Corp.	262,410	2,786,794
Innospec, Inc.	112,875	5,236,271
LSB Industries, Inc. (a)	62,900	2,599,657
Minerals Technologies, Inc.	76,050	5,559,255
PolyOne Corp.	221,340	8,267,049
Scotts Miracle-Gro Co., Class A	95,072	6,385,986
Sensient Technologies Corp.	30,495	2,100,496
Total		32,935,508
Containers & Packaging 0.4%
Myers Industries, Inc.	368,974	6,468,114
Metals & Mining 1.6%
Allegheny Technologies, Inc.	59,900	1,797,599
AuRico Gold, Inc.	3,594,718	9,957,369
B2Gold Corp. (a)	2,381,100	3,619,272
Coeur Mining, Inc. (a)	571,021	2,689,509
Compass Minerals International, Inc.	65,871	6,139,836
Pan American Silver Corp.	248,644	2,180,608
Total		26,384,193
Paper & Forest Products 2.2%
KapStone Paper and Packaging Corp.	91,800	3,014,712
PH Glatfelter Co.	175,177	4,822,623
Resolute Forest Products, Inc. (a)	1,178,261	20,325,002
Schweitzer-Mauduit International, Inc.	169,000	7,794,280
Total		35,956,617
TOTAL MATERIALS		101,744,432
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.2%
Atlantic Tele-Network, Inc.	62,253	4,309,153

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.4%
NTELOS Holdings Corp.	88,442	$424,521
Telephone & Data Systems, Inc.	234,180	5,831,082
Total		6,255,603
TOTAL TELECOMMUNICATION SERVICES		10,564,756
UTILITIES 1.6%
Electric Utilities 0.8%
El Paso Electric Co.	89,100	3,442,824
Portland General Electric Co.	194,235	7,204,176
Unitil Corp.	39,136	1,360,759
Total		12,007,759
Gas Utilities 0.7%
Laclede Group, Inc. (The)	127,200	6,515,184
New Jersey Resources Corp.	73,650	2,287,569
WGL Holdings, Inc.	51,600	2,910,240
Total		11,712,993
Water Utilities 0.1%
American States Water Co.	51,325	2,047,354
TOTAL UTILITIES		25,768,106
Total Common Stocks (Cost: $1,336,507,327)		$1,564,027,162

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value
Money Market Funds 4.4%
Columbia Short-Term Cash Fund, 0.123% (e)(f)	72,432,994	$72,432,994
Total Money Market Funds (Cost: $72,432,994)		$72,432,994
Total Investments
(Cost: $1,408,940,321)		$1,636,460,156(g)
Other Assets & Liabilities, Net		6,753
Net Assets		$1,636,466,909

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Negligible market value.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2015 was $2,503,239, which represents  0.15% of net assets.  Information concerning such security holdings at March 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-2013	—
Ituran Location and Control Ltd.	11-18-2014–02-17-2015	2,443,555

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2015, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	96,254,174	109,461,849	(133,283,029)	72,432,994	24,747	72,432,994

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	202,162,988	—	—		202,162,988
Consumer Staples	32,194,213	—	—		32,194,213
Energy	61,768,751	—	—		61,768,751
Financials	368,810,777	—	—		368,810,777
Health Care	95,212,633	—	—		95,212,633
Industrials	363,274,480	—	—		363,274,480
Information Technology	302,526,026	—	—		302,526,026
Materials	101,744,432	—	—		101,744,432
Telecommunication Services	10,564,756	—	—		10,564,756
Utilities	25,768,106	—	—		25,768,106
Rights
Industrials	—	—	0	(a)	0	(a)
Total Equity Securities	1,564,027,162	—	0	(a)	1,564,027,162
Mutual Funds
Money Market Funds	72,432,994	—	—		72,432,994
Total Mutual Funds	72,432,994	—	—		72,432,994
Total	1,636,460,156	—	0	(a)	1,636,460,156

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 19.9%
Airlines 1.1%
America West Airlines Pass-Through Trust
10/02/22	7.100%	$2,769,223	$3,080,760
American Airlines Pass-Through Trust
07/31/22	5.250%	2,307,141	2,506,132
01/15/23	4.950%	3,624,893	3,928,659
Continental Airlines Pass-Through Trust
06/15/21	6.703%	1,157,825	1,238,873
10/19/23	5.983%	9,917,899	11,170,034
Guanay Finance Ltd. (a)
12/15/20	6.000%	750,000	785,625
Total			22,710,083
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/22	3.375%	2,315,000	2,329,464
Automotive 0.7%
Ford Motor Credit Co. LLC (b)
01/09/18	1.192%	7,000,000	7,018,977
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,560,303
09/25/17	3.000%	4,000,000	4,075,000
Tenedora Nemak SA de CV (a)
02/28/23	5.500%	1,000,000	1,034,500
Total			15,688,780
Banking 5.6%
Bank of America Corp. (b)
04/01/19	1.144%	6,000,000	6,009,204
12/01/26	0.912%	1,000,000	866,018
Bank of America NA (b)
06/15/16	0.551%	3,500,000	3,486,917
06/15/17	0.571%	3,150,000	3,123,382
Capital One Bank NA
07/23/21	2.950%	8,000,000	8,104,880
Citigroup, Inc.
07/29/19	2.500%	8,000,000	8,114,064
Citigroup, Inc. (b)
04/08/19	1.044%	8,000,000	7,996,848
Credit Suisse Group Funding Ltd. (a)
03/26/25	3.750%	500,000	505,847
Credit Suisse (b)
04/10/15	0.492%	5,000,000	5,000,570
08/24/15	0.583%	1,700,000	1,700,095
12/07/15	0.674%	3,475,000	3,476,199
Goldman Sachs Group, Inc. (The)
04/01/18	6.150%	5,000,000	5,621,205
07/08/24	3.850%	2,750,000	2,873,354
Goldman Sachs Group, Inc. (The) (b)
12/15/17	1.071%	2,000,000	2,008,366
11/29/23	1.861%	1,275,000	1,319,120
HBOS PLC (a)
05/21/18	6.750%	1,000,000	1,118,834

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HSBC Holdings PLC
03/14/24	4.250%	$1,544,000	$1,620,192
ICICI Bank Ltd. (b)
04/30/22	6.375%	600,000	624,000
JPMorgan Chase & Co.
05/13/24	3.625%	2,800,000	2,911,412
09/10/24	3.875%	2,500,000	2,564,725
JPMorgan Chase Bank NA
10/01/17	6.000%	2,000,000	2,213,688
JPMorgan Chase Bank NA (b)
06/13/16	0.600%	11,070,000	11,040,100
Lloyds Banking Group PLC
11/04/24	4.500%	2,000,000	2,077,374
Macquarie Bank Ltd. (a)
04/07/21	6.625%	3,174,000	3,741,667
Macquarie Bank Ltd. (a)(b)
06/15/16	0.721%	8,000,000	8,006,848
Morgan Stanley
01/09/17	5.450%	2,000,000	2,139,464
05/13/19	7.300%	5,000,000	5,981,580
10/23/24	3.700%	1,000,000	1,042,582
01/27/45	4.300%	2,250,000	2,331,511
Royal Bank of Scotland Group PLC
09/18/15	2.550%	4,347,000	4,378,711
03/31/17	1.875%	3,000,000	2,995,692
UBS AG
08/14/19	2.375%	6,000,000	6,047,850
Total			121,042,299
Cable and Satellite 0.1%
CSC Holdings LLC (a)
06/01/24	5.250%	1,750,000	1,785,000
Intelsat Jackson Holdings SA
04/01/21	7.500%	1,000,000	1,028,750
Total			2,813,750
Electric 2.1%
Duke Energy Corp. (b)
04/03/17	0.651%	6,500,000	6,514,150
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	3,350,000	3,974,852
Entergy Louisiana LLC
04/01/25	3.780%	5,900,000	6,220,335
FirstEnergy Transmission LLC (a)
01/15/25	4.350%	7,700,000	8,126,957
Homer City Generation LP PIK (b)
10/01/26	8.734%	1,965,800	2,005,116
Ipalco Enterprises, Inc.
05/01/18	5.000%	3,840,000	4,070,400
Ipalco Enterprises, Inc. (a)
04/01/16	7.250%	4,565,000	4,827,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	$5,750,000	$5,766,042
PNM Resources, Inc.
05/15/15	9.250%	4,650,000	4,687,696
Total			46,193,036
Finance Companies 0.7%
CIT Group, Inc.
08/15/17	4.250%	5,000,000	5,062,500
General Electric Capital Corp.
01/14/38	5.875%	1,000,000	1,292,922
01/10/39	6.875%	1,800,000	2,589,350
General Electric Capital Corp. (b)
05/05/26	0.635%	6,000,000	5,628,072
Total			14,572,844
Food and Beverage 0.1%
ConAgra Foods, Inc. (b)
07/21/16	0.626%	2,600,000	2,589,941
Health Care 1.2%
Catholic Health Initiatives
08/01/18	2.600%	1,525,000	1,566,666
11/01/22	2.950%	6,530,000	6,497,631
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	5,000,000	5,100,000
HCA, Inc.
02/15/20	6.500%	4,000,000	4,504,000
Hartford HealthCare Corp.
04/01/44	5.746%	3,000,000	3,579,918
North Shore-Long Island Jewish Health Care, Inc.
11/01/43	6.150%	4,340,000	5,536,013
Total			26,784,228
Healthcare REIT 2.3%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	10,015,056
BioMed Realty LP
04/15/16	3.850%	6,492,000	6,650,690
HCP, Inc.
02/01/21	5.375%	4,154,000	4,676,561
11/15/23	4.250%	3,005,000	3,158,387
08/15/24	3.875%	2,000,000	2,032,406
Health Care REIT, Inc.
01/15/21	4.950%	667,000	740,879
01/15/22	5.250%	6,173,000	6,957,514
03/15/23	3.750%	780,000	798,925
Healthcare Realty Trust, Inc.
01/15/21	5.750%	4,215,000	4,762,002
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	9,035,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare REIT (continued)
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	$905,000	$914,837
03/01/22	4.250%	978,000	1,048,519
Total			50,791,181
Independent Energy 0.2%
Marathon Oil Corp.
07/15/23	8.125%	2,000,000	2,529,264
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,017,345
Total			3,546,609
Integrated Energy 0.1%
Exxon Mobil Corp.
03/06/45	3.567%	2,100,000	2,177,450
Life Insurance 1.1%
Guardian Life Insurance Co. of America (The) (a)
06/19/64	4.875%	1,850,000	2,024,801
Jackson National Life Global Funding (a)
04/16/19	2.300%	4,500,000	4,549,950
MassMutual Global Funding II (a)
10/17/22	2.500%	3,370,000	3,334,720
MetLife, Inc.
12/15/36	6.400%	2,975,000	3,525,375
Pricoa Global Funding I (a)
05/16/19	2.200%	4,000,000	4,047,872
Prudential Insurance Co. of America (The) (a)
07/01/25	8.300%	2,000,000	2,742,954
Teachers Insurance & Annuity Association of America (a)(b)
09/15/54	4.375%	3,920,000	4,086,725
Total			24,312,397
Midstream 1.3%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,563,000	2,369,909
Boardwalk Pipelines LP
06/01/18	5.200%	1,000,000	1,037,103
Energy Transfer Partners LP
02/01/23	3.600%	2,510,000	2,486,401
02/01/24	4.900%	1,350,000	1,446,590
10/01/43	5.950%	2,000,000	2,206,204
Enterprise Products Operating LLC
02/15/24	3.900%	1,350,000	1,412,410
Kinder Morgan Energy Partners LP
02/01/24	4.150%	1,000,000	1,022,136
05/01/24	4.300%	2,350,000	2,392,500
Rockies Express Pipeline LLC (a)
01/15/19	6.000%	1,000,000	1,061,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
04/15/20	5.625%	$2,850,000	$2,978,535
Sabine Pass Liquefaction LLC
05/15/24	5.750%	3,000,000	3,015,000
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	1,000,000	988,750
Texas Eastern Transmission LP (a)
10/15/22	2.800%	1,850,000	1,799,208
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,000,000	2,015,000
03/15/24	4.875%	2,000,000	2,010,000
Total			28,240,996
Office REIT 0.5%
Boston Properties LP
05/15/21	4.125%	1,351,000	1,466,213
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,714,237
Reckson Operating Partnership LP
03/31/16	6.000%	5,060,000	5,295,138
Total			11,475,588
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	1,250,000	1,328,000
Other REIT 0.4%
ProLogis LP
08/15/17	4.500%	7,000,000	7,494,431
Pharmaceuticals 0.1%
Actavis Funding
03/15/45	4.750%	1,000,000	1,062,856
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,000,000	1,038,750
Total			2,101,606
Property & Casualty 0.7%
Farmers Exchange Capital II (a)(b)
11/01/53	6.151%	4,810,000	5,633,409
Farmers Exchange Capital (a)
07/15/28	7.050%	3,225,000	4,047,936
Nationwide Mutual Insurance Co. (a)
04/01/33	7.875%	1,330,000	1,868,589
Nationwide Mutual Insurance Co. (a)(b)
12/15/24	2.561%	2,815,000	2,814,764
Total			14,364,698
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	2,500,000	2,600,603

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining —%
Reliance Holdings USA, Inc.
10/19/20	4.500%	$700,000	$747,093
Retail REIT 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
02/06/17	2.000%	5,950,000	5,768,525
Technology 0.1%
Microsoft Corp.
02/12/45	3.750%	3,000,000	3,011,430
Transportation Services 0.2%
Sydney Airport Finance Co. Pty Ltd. (a)
02/22/21	5.125%	3,330,000	3,743,922
03/22/23	3.900%	600,000	623,772
Total			4,367,694
Wireless 0.3%
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,875,000	5,594,062
Wirelines 0.4%
AT&T, Inc.
09/01/40	5.350%	500,000	545,658
Ooredoo International Finance Ltd.
02/21/23	3.250%	250,000	249,687
Verizon Communications, Inc.
09/15/43	6.550%	975,000	1,269,605
08/21/54	5.012%	349,000	362,119
Verizon Communications, Inc. (b)
06/09/17	0.664%	5,000,000	4,992,060
Windstream Corp.
11/01/17	7.875%	1,000,000	1,083,750
Total			8,502,879
Total Corporate Bonds & Notes (Cost: $423,800,966)			$431,149,667

Residential Mortgage-Backed Securities - Agency 23.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS02 Class A (b)(c)
08/25/23	0.551%	7,910,897	7,910,897

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.675%	$5,396,746	$5,444,366
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 2980 Class SL
11/15/34	6.526%	547,025	143,832
Federal Home Loan Mortgage Corp. (c)
09/01/32-01/01/45	3.500%	57,325,943	60,482,625
07/01/35-07/01/41	5.000%	5,447,251	6,055,855
04/01/36-11/01/39	6.000%	706,784	805,385
06/01/38-02/01/41	5.500%	2,758,984	3,095,922
03/01/39-04/01/41	4.500%	26,406,598	28,872,146
02/01/41-08/01/44	4.000%	17,593,860	19,085,051
07/01/43	3.000%	7,488,922	7,652,040
CMO Series 280 Class 30
09/15/42	3.000%	7,343,875	7,516,648
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 4037 Class PI
04/15/27	3.000%	1,738,482	172,719
CMO IO Series 4090 Class EI
08/15/22	2.500%	2,677,918	166,229
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	634,395
Federal Home Loan Mortgage Corp. (c)(e)
02/01/45	3.500%	20,694,959	21,710,941
02/01/45	4.000%	936,883	1,017,878
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2004-94 Class HJ
10/25/34	6.526%	455,753	55,145
CMO IO Series 2006-8 Class HL
03/25/36	6.526%	2,812,694	576,886
CMO IO Series 2013-81 Class NS
10/25/42	6.026%	1,290,690	222,520
CMO IO Series 2013-M12 Class SA
10/25/17	6.496%	1,365,876	97,797
CMO IO Series 2013-M14 Class SA
08/25/18	6.476%	17,334,444	2,705,040
Federal National Mortgage Association (c)
12/01/25-03/01/43	3.500%	13,319,422	14,106,563
05/01/33-12/01/41	5.000%	3,026,022	3,372,363
10/01/33-08/01/43	3.000%	11,111,822	11,406,010
11/01/38-11/01/40	6.000%	9,025,584	10,361,166
07/01/43-04/01/44	4.000%	25,212,738	27,504,284
CMO Series 2013-13 Class PH
04/25/42	2.500%	11,316,945	11,608,175
Federal National Mortgage Association (c)(d)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	908,287	123,566

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (c)(e)
04/20/30	2.500%	$9,000,000	$9,243,281
04/20/30-04/14/45	3.000%	70,800,000	72,480,398
04/20/30-04/14/45	3.500%	66,995,000	70,348,201
04/14/45	4.000%	33,340,000	35,647,755
05/13/45	4.500%	3,555,000	3,868,563
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2011-78 Class IX
08/16/46	0.897%	37,512,763	1,807,928
CMO IO Series 2013-124 Class SB
10/20/41	5.974%	4,638,217	579,708
Government National Mortgage Association (c)
08/15/33-12/20/41	4.500%	642,174	712,862
04/15/35-11/15/41	5.000%	1,653,815	1,860,501
07/15/40-12/15/41	4.000%	6,400,180	6,903,607
09/15/41-06/15/42	3.500%	9,607,758	10,135,370
Series 2011-144 Class AE
07/16/35	1.665%	1,105,009	1,105,157
Government National Mortgage Association (c)(e)
04/18/43	4.500%	4,285,000	4,655,920
04/22/45	3.000%	4,905,000	5,050,520
04/22/45	3.500%	5,780,000	6,081,870
04/22/45	4.000%	3,505,000	3,734,331
Government National Mortgage Association (c)(f)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	97,002	88,534
NCUA Guaranteed Notes (b)(c)
CMO Series 2010-R3 Class 2A
12/08/20	0.735%	13,387,250	13,486,085
CMO Series 2011-R4 Class 1A
03/06/20	0.551%	2,847,857	2,853,197
Total Residential Mortgage-Backed Securities - Agency (Cost: $496,831,914)			$503,550,232

Residential Mortgage-Backed Securities - Non-Agency 8.5%
BCAP LLC Trust (a)(b)(c)
03/26/37	2.137%	4,527,417	4,507,927
CMO Series 2014-RR2 Class 11A1
05/26/37	0.309%	7,956,429	7,610,937
BCAP LLC Trust (b)(c)
CMO Series 2007-AA1 Class 2A1
03/25/37	0.354%	10,765,803	9,110,615
Banc of America Funding Trust Series 2006-G Class 2A1 (b)(c)
07/20/36	0.396%	3,913,887	3,640,416
Chevy Chase Funding LLC Mortgage-Backed Certificates CMO Series 2004-1A Class A1 (AMBAC) (a)(b)(c)
01/25/35	0.454%	63,282	56,883

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12 (c)
10/25/36	6.000%	$4,636,175	$4,094,516
Countrywide Alternative Loan Trust (b)(c)
CMO Series 2005-76 Class 1A1
01/25/36	1.608%	9,349,642	8,792,314
Series 2006-HY12 Class A5
08/25/36	3.564%	7,013,305	6,729,308
Credit Suisse First Boston Mortgage Securities Corp. (b)(c)
CMO Series 2004-AR8 Class 7A1
09/25/34	2.405%	1,132,728	1,111,182
Series 2004-AR5 Class 2A1
06/25/34	2.528%	4,241,555	4,244,770
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-3R Class 30A1
07/27/37	2.247%	3,768,435	3,776,303
CMO Series 2014-6R Class 5A1
07/27/36	0.291%	4,729,683	4,436,499
Credit Suisse Mortgage Capital Certificates (a)(c)
Series 2009-14R Class 2A1
06/26/37	5.000%	4,154,505	4,272,472
Deutsche Mortgage Securities, Inc. REMIC Trust CMO Series 2010-RS2 Class A3 (a)(b)(c)
06/28/47	3.712%	4,253,900	4,265,761
First Horizon Alternative Mortgage Securities Trust (b)(c)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.261%	6,925,484	5,950,189
CMO Series 2005-AA7 Class 2A1
09/25/35	2.239%	6,110,315	5,493,045
First Horizon Alternative Mortgage Securities Trust (c)
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	2,207,693	1,846,711
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)(c)
11/19/35	2.945%	4,260,076	3,936,421
GSAA Home Equity Trust Series 2005-9 Class 1A1 (b)(c)
08/25/35	0.454%	4,184,799	4,016,930
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5 (b)(c)
09/25/35	2.690%	2,769,678	2,783,876
IndyMac Index Mortgage Loan Trust (b)(c)
CMO Series 2005-AR15 Class A1
09/25/35	4.544%	2,764,167	2,352,698
CMO Series 2006-AR27 Class 1A3
10/25/36	0.444%	8,435,522	5,612,642
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C (b)(c)
08/25/36	0.374%	2,902,264	2,863,432
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1 (b)(c)
08/25/36	2.620%	5,171,929	4,764,081
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)(c)
04/25/35	0.434%	5,115,911	4,727,951

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (a)(b)(c)
02/25/42	0.720%	$1,918,144	$1,611,241
MortgageIT Trust CMO Series 2005-4 Class A1 (b)(c)
10/25/35	0.454%	4,899,986	4,442,298
Nomura Resecuritization Trust (a)(b)(c)
CMO Series 2014-2R Class 2A1
10/26/36	0.469%	5,176,525	5,111,818
CMO Series 2014-3R Class 1A1
01/26/37	0.384%	8,257,557	8,059,458
CMO Series 2015-2R Class 2A1
03/26/36	0.359%	11,335,986	10,825,083
RALI Trust CMO Series 2005-QA8 Class CB21 (b)(c)
07/25/35	3.185%	3,913,714	3,211,472
Saxon Asset Securities Trust Series 2006-2 Class A2 (b)(c)
09/25/36	0.304%	5,169,134	4,950,929
WaMu Mortgage Pass-Through Certificates Trust (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.419%	2,425,035	2,473,090
CMO Series 2003-AR9 Class 1A6
09/25/33	2.405%	1,771,182	1,822,725
CMO Series 2005-AR15 Class A1A1
11/25/45	0.434%	6,126,156	5,620,859
CMO Series 2006-AR11 Class 1A
09/25/46	1.088%	11,795,549	9,988,176
CMO Series 2007-HY2 Class 1A1
12/25/36	2.194%	6,187,469	5,542,431
Series 2005-AR4 Class A5
04/25/35	2.387%	3,581,222	3,464,728
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A (b)(c)
05/25/46	1.061%	8,245,124	7,614,018
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $186,808,730)			$185,736,205

Commercial Mortgage-Backed Securities - Agency 5.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)(c)
Series KF05 Class A
09/25/21	0.521%	12,329,559	12,329,542
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)
Series K007 Class A2
03/25/20	4.224%	5,585,000	6,190,302
Series K501 Class A2
11/25/16	1.655%	1,000,000	1,011,454
Series KSCT Class A2
01/25/20	4.285%	2,910,000	3,237,945

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K038 Class A2 (c)
03/25/24	3.389%	$5,130,000	$5,537,746
Federal National Mortgage Association (b)(c)
Series 2001-M2 Class Z2
06/25/31	6.300%	639,860	733,235
Series 2012-M14 Class A2
09/25/22	2.301%	7,185,000	7,223,354
Series 2014-M12 Class FA
10/25/21	0.451%	8,624,005	8,662,953
Federal National Mortgage Association (c)
01/01/18	3.770%	3,987,270	4,004,750
04/01/19	2.300%	8,241,947	8,458,132
05/01/19	4.450%	7,702,504	8,510,489
12/01/19	4.513%	6,755,212	7,530,116
12/01/20	3.614%	3,610,117	3,926,321
01/01/21	4.450%	7,754,781	8,692,365
04/01/21	4.250%	3,941,000	4,430,049
06/01/21	4.380%	5,338,252	5,994,880
08/01/21	3.840%	9,629,656	10,599,370
03/01/23	2.354%	10,084,227	10,198,872
06/01/23	2.764%	3,700,524	3,840,670
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2010-155 Class IO
06/16/39	0.816%	6,954,042	398,571
CMO IO Series 2011-121 Class IO
06/16/43	1.018%	20,664,917	789,173
CMO IO Series 2012-55 Class IO
04/16/52	1.193%	4,042,472	220,295
Government National Mortgage Association (c)
Series 2010-136 Class B
12/16/36	2.766%	4,819,937	4,873,742
Government National Mortgage Association (c)(d)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	495,350
Total Commercial Mortgage-Backed Securities - Agency (Cost: $125,747,414)			$127,889,676

Commercial Mortgage-Backed Securities - Non-Agency 4.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(c)
Series 2006-CD2 Class A1B
01/15/46	5.299%	3,434,562	3,511,359
Series 2007-CD4 Class A1A
12/11/49	5.289%	7,835,544	8,183,818
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A (b)(c)
01/15/49	5.526%	4,494,248	4,741,032
DBUBS Mortgage Trust (a)(b)(c)
Series 2011-LC2A Class A1FL
07/12/44	1.528%	3,836,446	3,897,273
DBUBS Mortgage Trust (c)
Series 2011-LC3A Class A2
08/10/44	3.642%	7,185,000	7,373,391

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Trust Series 2011-GC3 Class A2 (a)(c)
03/10/44	3.645%	$5,043,810	$5,129,338
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2011-C3 Class A2
02/15/46	3.673%	2,006,520	2,060,078
Series 2011-C3 Class A3
02/15/46	4.388%	6,100,000	6,577,388
Series 2011-C4 Class A3
07/15/46	4.106%	5,200,000	5,573,625
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)
Series 2005-LDP5 Class A4
12/15/44	5.227%	4,039,869	4,084,093
LB Commercial Mortgage Trust Series 2007-C3 Class A1A (b)(c)
07/15/44	5.855%	3,129,335	3,405,655
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A1A (c)
12/12/49	5.166%	9,588,618	10,026,875
Morgan Stanley Capital I Trust (a)(c)
Series 2011-C1 Class A2
09/15/47	3.884%	8,250,000	8,374,575
Morgan Stanley Capital I Trust (b)(c)
Series 2007-HQ11 Class A1A
02/12/44	5.422%	3,101,785	3,302,808
WF-RBS Commercial Mortgage Trust (a)(c)
Series 2011-C2 Class A2
02/15/44	3.791%	6,000,000	6,089,784
Series 2011-C3 Class A2
03/15/44	3.240%	8,904,415	9,074,988
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4 (b)(c)
01/15/45	5.418%	5,033,411	5,117,524
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $98,027,603)			$96,523,604

Asset-Backed Securities - Non-Agency 8.3%
Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C (b)
12/25/34	0.794%	8,314,546	8,281,130
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE12 Class M1 (b)
12/25/35	0.651%	6,400,000	6,247,994
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C (b)
08/25/36	0.314%	6,307,366	5,650,334
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(b)
04/26/32	0.974%	3,090,000	3,102,499

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	$5,147,333	$5,134,157
Henderson Receivables LLC Series 2014-2A Class A (a)
01/17/73	3.610%	3,744,624	3,922,955
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.311%	2,946,973	2,978,846
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C (b)
05/25/37	0.414%	6,266,101	3,726,707
Navient Student Loan Trust (b)
Series 2014-1 Class A3
06/25/31	0.684%	7,700,000	7,656,496
Series 2014-2 Class A
03/25/43	0.814%	9,094,781	9,053,126
Series 2014-3 Class A
03/25/43	0.794%	9,081,692	9,027,962
Series 2014-4 Class A
03/25/43	0.794%	6,854,100	6,813,367
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	0.774%	99,889	100,285
Series 2014-4A Class A2
11/25/43	1.121%	4,345,000	4,361,653
Residential Asset Securities Corp. Trust Series 2005-KS8 Class M2 (b)
08/25/35	0.624%	6,500,000	6,385,353
SLC Student Loan Trust (b)
Series 2006-1 Class B
03/15/39	0.481%	649,007	580,269
Series 2008-2 Class B
09/15/22	2.021%	2,915,000	2,908,613
SLM Student Loan Trust (a)(b)
Series 2003-11 Class A5
12/15/22	0.321%	2,229,166	2,220,550
Series 2004-5A Class A5
10/25/23	0.856%	8,889,946	8,920,669
Series 2004-8A Class A5
04/25/24	0.756%	6,565,096	6,578,032
Series 2009-3 Class A
01/25/45	0.924%	8,498,930	8,580,154
SLM Student Loan Trust (b)
Series 2003-14 Class A5
01/25/23	0.486%	1,971,878	1,966,038
Series 2005-4 Class A3
01/25/27	0.376%	11,060,000	10,803,474
Series 2007-6 Class A4
10/25/24	0.636%	8,500,000	8,400,575
Series 2007-7 Class B
10/25/28	1.006%	1,990,000	1,801,965
Series 2007-8 Class B
04/27/43	1.256%	2,979,673	2,788,241
Series 2008-4 Class A4
07/25/22	1.906%	2,900,000	3,019,950

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2008-5 Class B
07/25/29	2.106%	$2,860,000	$2,784,407
Series 2008-8 Class A4
04/25/23	1.756%	2,925,000	3,044,270
Series 2008-9 Class A
04/25/23	1.756%	13,563,019	13,907,276
Series 2008-9 Class B
10/25/29	2.506%	2,775,000	2,925,061
Series 2012-3 Class A
12/26/25	0.824%	7,078,893	7,093,589
Soundview Home Loan Trust (b)
Series 2005-OPT4 Class 2A3
12/25/35	0.434%	4,703,419	4,618,480
Series 2006-WF2 Class A2C
12/25/36	0.314%	2,080,813	2,043,270
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (b)
10/25/35	0.534%	3,437,703	3,370,083
Total Asset-Backed Securities - Non-Agency (Cost: $180,128,572)			$180,797,830

Inflation-Indexed Bonds 4.8%
United States 4.8%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	15,569,507	15,726,416
07/15/24	0.125%	18,498,979	18,491,746
01/15/25	0.250%	19,882,206	20,018,897
02/15/43	0.625%	6,078,730	5,955,733
02/15/44	1.375%	30,389,248	35,719,248
02/15/45	0.750%	7,607,206	7,735,578
Total			103,647,618
Total Inflation-Indexed Bonds (Cost: $101,109,694)			$103,647,618

U.S. Treasury Obligations 18.0%
U.S. Treasury
01/31/17	0.500%	52,675,000	52,679,109
02/28/17	0.500%	54,385,000	54,342,512
03/31/17	0.500%	42,695,000	42,644,961
03/31/20	1.375%	113,345,000	113,345,000
02/15/25	2.000%	74,750,000	75,223,018
02/15/45	2.500%	53,865,000	53,368,418
Total U.S. Treasury Obligations (Cost: $389,997,922)			$391,603,018

U.S. Government & Agency Obligations 1.4%
Federal Farm Credit Banks
10/22/25	2.730%	4,740,000	4,665,468
10/23/25	2.680%	2,775,000	2,759,207
10/18/27	2.950%	1,920,000	1,913,939
Federal Home Loan Banks
07/30/25	2.850%	4,345,000	4,346,312

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
Government National Mortgage Association (e)
05/20/44	3.500%	$15,575,000	$16,349,498
Total U.S. Government & Agency Obligations (Cost: $29,393,813)			$30,034,424

Foreign Government Obligations(g) 0.6%
Brazil 0.1%
Brazilian Government International Bond
01/22/21	4.875%	1,300,000	1,368,527
Colombia —%
Colombia Government International Bond
07/12/21	4.375%	830,000	879,800
Croatia —%
Croatia Government International Bond
07/14/20	6.625%	550,000	609,813
El Salvador —%
El Salvador Government International Bond
12/01/19	7.375%	250,000	271,875
Hungary 0.1%
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	1,200,000	1,225,500
Lithuania —%
Republic of Lithuania
02/11/20	7.375%	250,000	306,520
Mexico 0.1%
Mexico Government International Bond
01/21/21	3.500%	1,200,000	1,249,200
Morocco —%
OCP SA
04/25/24	5.625%	300,000	327,060
Panama —%
Panama Government International Bond
01/30/20	5.200%	800,000	890,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (g) (continued)
Peru 0.1%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	$1,000,000	$1,010,000
Philippines —%
Philippine Government International Bond
01/21/24	4.200%	750,000	840,000
Romania —%
Romanian Government International Bond
01/22/24	4.875%	650,000	719,875
Russian Federation —%
Russian Foreign Bond - Eurobond
04/29/20	5.000%	400,000	400,500
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	900,000	951,750
Sri Lanka —%
Sri Lanka Government International Bond
01/14/19	6.000%	300,000	307,500
Turkey 0.1%
Hazine Mustesarligi Varlik Kiralam AS (a)
10/10/18	4.557%	1,100,000	1,152,250
Venezuela —%
Venezuela Government International Bond
10/13/19	7.750%	1,500,000	540,000
Virgin Islands 0.1%
Huarong Finance II Co., Ltd.
01/16/20	4.500%	1,250,000	1,304,612
Total Foreign Government Obligations (Cost: $15,127,396)			$14,354,782

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%
California 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.679%	$6,575,000	$6,575,132
Illinois 0.4%
City of Chicago Refunding Unlimited General Obligation Bonds Taxable Project Series 2009E
01/01/29	6.050%	1,000,000	1,015,700
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/23	4.950%	7,775,000	8,310,931
Total			9,326,631
New York 0.8%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/31	5.206%	2,400,000	2,846,280
Series 2010
10/01/24	5.047%	5,000,000	5,755,900
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010
08/01/37	5.508%	2,110,000	2,667,209
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,615,187
Total			15,884,576
Total Municipal Bonds (Cost: $31,084,715)			$31,786,339

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.9%
Environmental —%
STI Infrastructure SARL Term Loan (b)(h)
08/22/20	6.250%	$962,732	$929,037

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Finance Companies 0.1%
Delos Finance SARL Term Loan (b)(h)
03/06/21	3.500%	$1,500,000	$1,501,500
Gaming 0.1%
Twin River Management Group, Inc. Term Loan (b)(h)
07/10/20	5.250%	1,434,287	1,432,925
Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(h)
03/27/20	4.750%	1,500,000	1,396,875
MEG Energy Corp. Term Loan (b)(h)
03/31/20	3.750%	1,488,466	1,423,911
Total			2,820,786
Metals 0.1%
Murray Energy Corp. Term Loan (b)(h)
12/05/19	5.250%	1,488,722	1,459,409
Midstream 0.1%
Power Buyer LLC (b)(h)
1st Lien Term Loan
05/06/20	4.250%	75,669	74,913
05/06/20	4.250%	1,413,541	1,399,405
Total			1,474,318
Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (b)(h)
07/25/21	5.500%	1,492,500	1,241,103
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (b)(h)
Tranche F1 Term Loan
03/16/22	4.000%	1,274,096	1,279,448
Tranche F2 Term Loan
03/16/22	4.000%	975,904	980,002
Total			2,259,450
Technology 0.1%
First Data Corp. Term Loan (b)(h)
03/24/17	3.674%	1,500,000	1,499,070

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
eResearch Technology, Inc. Term Loan (b)(h)
05/02/18	6.000%	$1,500,000	$1,496,250
Total			2,995,320
Transportation Services 0.1%
OSG International, Inc. Term Loan (b)(h)
08/05/19	5.750%	1,488,750	1,490,611
Wirelines 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan (b)(h)
08/01/19	4.000%	1,500,000	1,502,190
Total Senior Loans (Cost: $19,619,074)			$19,106,649

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.1%
UNITED STATES 0.1%
U.S. Treasury Bills (i)
04/09/15	0.030%	$123,000	$122,999
04/30/15	0.001%	60,000	60,000
05/07/15	0.010%	985,000	984,990
Total			1,167,989
Total Treasury Bills (Cost: $1,167,989)			$1,167,989

		Shares	Value

Money Market Funds 13.4%
Columbia Short-Term Cash Fund, 0.123% (j)(k)		290,865,180	$290,865,180
Total Money Market Funds (Cost: $290,865,180)			$290,865,180
Total Investments
(Cost: $2,389,710,982) (l)			$2,408,213,213(m)
Other Assets & Liabilities, Net			(237,495,557)
Net Assets			$2,170,717,656

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $1,150,979 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND	300	USD	50,962,500	06/2015	1,302,475	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $238,814,568 or 11.00% of net assets.

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(j)	The rate shown is the seven-day current annualized yield at March 31, 2015.

(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,917,628	401,216,230	(411,268,678)	290,865,180	86,175	290,865,180

(l)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $2,389,711,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,128,000
Unrealized Depreciation	(8,626,000)
Net Unrealized Appreciation	$18,502,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	7,220,416	15,489,667	22,710,083
All Other Industries	—	408,439,584	—	408,439,584
Residential Mortgage-Backed Securities - Agency	—	503,550,232	—	503,550,232
Residential Mortgage-Backed Securities - Non-Agency	—	179,013,146	6,723,059	185,736,205
Commercial Mortgage-Backed Securities - Agency	—	127,889,676	—	127,889,676
Commercial Mortgage-Backed Securities - Non-Agency	—	96,523,604	—	96,523,604
Asset-Backed Securities - Non-Agency	—	180,797,830	—	180,797,830
Inflation-Indexed Bonds	—	103,647,618	—	103,647,618
U.S. Treasury Obligations	391,603,018	—	—	391,603,018
U.S. Government & Agency Obligations	—	30,034,424	—	30,034,424
Foreign Government Obligations	—	14,354,782	—	14,354,782
Municipal Bonds	—	31,786,339	—	31,786,339
Total Bonds	391,603,018	1,683,257,651	22,212,726	2,097,073,395
Other
Senior Loans
Envirmonmental	—	—	929,037	929,037
Midstream	—	—	1,474,318	1,474,318
Transportation Services	—	—	1,490,611	1,490,611
All Other Industries	—	15,212,683	—	15,212,683
Total Other	—	15,212,683	3,893,966	19,106,649
Short-Term Securities
Treasury Bills	1,167,989	—	—	1,167,989
Total Short-Term Securities	1,167,989	—	—	1,167,989
Mutual Funds
Money Market Funds	290,865,180	—	—	290,865,180
Total Mutual Funds	290,865,180	—	—	290,865,180
Investments in Securities	683,636,187	1,698,470,334	26,106,692	2,408,213,213
Derivatives
Assets
Futures Contracts	1,302,475	—	—	1,302,475
Total	684,938,662	1,698,470,334	26,106,692	2,409,515,688

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	15,188,413	6,957,732	—	22,146,145
Increase (decrease) in accrued discounts/premiums	(37,602)	—	514	(37,088)
Realized gain (loss)	—	3,933	40	3,973
Change in unrealized appreciation (depreciation)(a)	338,856	3,377	56,677	398,910
Sales	—	(241,983)	(9,790)	(251,773)
Purchases	—	—	—	—
Transfers into Level 3	—	—	3,846,525	3,846,525
Transfers out of Level 3	—	—	—	—
Balance as of March 31, 2015	15,489,667	6,723,059	3,893,966	26,106,692

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2015 was $398,910, which is comprised of Corporate Bonds & Notes of $338,856, Residential Mortgage-Backed Securities — Non-Agency of $3,377 and Senior Loans of $56,677.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.8%

AUSTRALIA 5.9%
AMP Ltd.	1,264,529	$6,171,981
Ansell Ltd.	160,395	3,357,545
Australia and New Zealand Banking Group Ltd.	757,595	21,076,438
BHP Billiton Ltd.	145,958	3,392,653
Commonwealth Bank of Australia	172,226	12,216,102
Flight Centre Travel Group Ltd.	151,982	4,574,307
Incitec Pivot Ltd.	715,183	2,209,022
James Hardie Industries PLC	755,210	8,736,134
Lend Lease Group	388,197	4,903,157
Macquarie Group Ltd.	230,939	13,423,657
Seek Ltd.	352,184	4,566,327
Telstra Corp., Ltd.	2,369,587	11,375,102
Westfield Corp.	804,637	5,831,298
Woodside Petroleum Ltd.	133,519	3,498,055
Total		105,331,778

AUSTRIA 0.2%
Andritz AG	64,942	3,877,500
BELGIUM 1.8%
Anheuser-Busch InBev NV	186,292	22,758,442
KBC Groep NV (a)	106,244	6,566,130
UCB SA	32,023	2,313,377
Total		31,637,949

DENMARK 1.7%
Danske Bank A/S	263,475	6,946,034
Novo Nordisk A/S, Class B	276,339	14,752,021
Vestas Wind Systems A/S	192,152	7,922,602
Total		29,620,657

FINLAND 1.0%
Fortum OYJ	240,063	5,029,368
Nokia OYJ	864,987	6,595,319
Sampo OYJ, Class A	139,068	7,014,368
Total		18,639,055

FRANCE 10.0%
Accor SA	96,713	5,043,206
Air Liquide SA	73,761	9,495,951
AXA SA	496,000	12,483,918
BNP Paribas SA	155,789	9,479,145
Cie de Saint-Gobain	193,783	8,508,493
Danone SA	144,132	9,715,630
GDF Suez	348,769	6,885,759
Kering	19,000	3,709,160

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)
L’Oreal SA	62,091	$11,436,585
Legrand SA	114,434	6,198,636
LVMH Moet Hennessy Louis Vuitton SE	24,282	4,273,223
Orange SA	558,100	8,962,845
Renault SA	79,101	7,184,748
Rexel SA	226,198	4,265,142
Safran SA	131,167	9,164,845
Sanofi	177,895	17,568,748
Societe Generale SA	205,434	9,918,773
Suez Environnement Co.	217,474	3,744,144
Total SA	556,546	27,664,248
Unibail-Rodamco SE	12,790	3,453,763
Total		179,156,962

GERMANY 6.3%
Adidas AG	30,363	2,397,564
Bayer AG, Registered Shares	133,932	20,038,362
Beiersdorf AG	86,109	7,466,477
Continental AG	36,484	8,591,856
Deutsche Annington Immobilien SE	165,824	5,587,878
Deutsche Boerse AG	55,440	4,524,402
Deutsche Telekom AG, Registered Shares	840,228	15,368,130
Drillisch AG	94,124	3,671,568
Fresenius SE & Co. KGaA	125,323	7,471,320
GEA Group AG	92,149	4,429,731
K+S AG	299,403	9,755,168
OSRAM Licht AG	178,346	8,828,661
ProSiebenSat.1 Media AG, Registered Shares	109,908	5,375,922
Rocket Internet SE (a)	67,929	3,366,080
RWE AG	241,500	6,148,577
United Internet AG	3,726	169,891
Total		113,191,587

HONG KONG 3.4%
AIA Group Ltd.	2,449,000	15,376,011
BOC Hong Kong Holdings Ltd.	1,180,000	4,208,426
Hang Seng Bank Ltd.	220,800	3,996,229
HKT Trust & HKT Ltd.	3,140,920	4,047,363
Hongkong Land Holdings Ltd.	674,000	5,088,700
Hutchison Whampoa Ltd.	584,000	8,094,738
Hysan Development Co., Ltd.	503,000	2,204,799
Lifestyle International Holdings Ltd.	1,160,000	2,067,835
PCCW Ltd.	3,255,000	1,989,048
Sino Land Co., Ltd.	1,694,000	2,762,292
Sun Hung Kai Properties Ltd.	355,000	5,473,919

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (CONTINUED)
Techtronic Industries Co., Ltd.	1,757,500	$5,925,234
Total		61,234,594

IRELAND 0.9%
Bank of Ireland (a)	7,341,100	2,800,984
Shire PLC	170,133	13,563,533
Total		16,364,517

ISRAEL 1.1%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,201,740	2,237,812
Teva Pharmaceutical Industries Ltd.	25,100	1,568,681
Teva Pharmaceutical Industries Ltd., ADR	242,146	15,085,696
Total		18,892,189

ITALY 2.7%
Assicurazioni Generali SpA	387,133	7,611,877
Banco Popolare SC (a)	246,542	3,837,957
Finmeccanica SpA (a)	786,416	9,341,158
Intesa Sanpaolo SpA	4,457,442	15,128,576
Telecom Italia SpA (a)	6,827,482	7,994,315
Unione di Banche Italiane SCPA	493,329	3,847,515
Total		47,761,398

JAPAN 20.9%
Acom Co., Ltd. (a)	888,200	3,080,020
Aeon Mall Co., Ltd.	125,460	2,484,499
Asahi Group Holdings Ltd.	135,000	4,280,641
Astellas Pharma, Inc.	922,700	15,118,348
Bridgestone Corp.	173,900	6,962,944
Daicel Corp.	321,000	3,826,164
Dentsu, Inc.	86,600	3,704,624
Don Quijote Holdings Co., Ltd.	64,800	5,267,480
East Japan Railway Co.	156,800	12,565,013
Fuji Heavy Industries Ltd.	129,900	4,312,191
Fuji Media Holdings, Inc.	228,600	3,240,272
Fujitsu Ltd.	835,000	5,694,399
Hitachi Ltd.	1,229,000	8,393,890
Hitachi Metals Ltd.	293,000	4,490,683
Hoya Corp.	151,400	6,061,199
IHI Corp.	1,248,000	5,835,311
Isuzu Motors Ltd.	344,800	4,574,628
Japan Exchange Group, Inc.	101,400	2,935,816
Japan Tobacco, Inc.	352,700	11,150,563
JSR Corp.	251,600	4,357,003
JTEKT Corp.	151,000	2,354,309
Kawasaki Heavy Industries Ltd.	936,000	4,722,142

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)
KDDI Corp.	599,100	$13,535,185
Keyence Corp.	7,200	3,929,018
Makita Corp.	78,400	4,062,713
Mazda Motor Corp.	153,400	3,108,165
Miraca Holdings, Inc.	76,100	3,498,545
Mitsubishi Corp.	275,700	5,539,870
Mitsubishi Electric Corp.	246,000	2,920,385
Mitsubishi UFJ Financial Group, Inc.	3,279,500	20,311,299
Mitsubishi UFJ Lease & Finance Co., Ltd.	516,100	2,550,461
Mitsui Fudosan Co., Ltd.	273,000	8,017,468
Murata Manufacturing Co., Ltd.	42,900	5,891,852
NEC Corp.	1,627,000	4,779,189
NGK Insulators Ltd.	293,000	6,242,815
Nidec Corp.	76,500	5,078,201
Nintendo Co., Ltd.	18,100	2,655,720
Nippon Prologis REIT, Inc.	1,036	2,280,619
Nitori Co., Ltd.	83,500	5,652,411
Nomura Real Estate Office Fund, Inc.	605	2,938,554
Olympus Corp. (a)	194,700	7,218,617
Omron Corp.	112,300	5,059,020
ORIX Corp.	616,000	8,655,495
Santen Pharmaceutical Co., Ltd.	151,000	2,202,459
Seiko Epson Corp.	191,200	3,386,410
Seven & I Holdings Co., Ltd.	228,500	9,602,318
Seven Bank Ltd.	970,600	4,785,772
Shin-Etsu Chemical Co., Ltd.	45,600	2,977,138
SMC Corp.	12,100	3,602,942
SoftBank Corp.	171,300	9,976,417
Sony Corp. (a)	320,500	8,571,330
Sony Financial Holdings, Inc.	273,500	4,399,522
Sumitomo Chemical Co., Ltd.	1,018,000	5,224,837
Sumitomo Mitsui Financial Group, Inc.	148,300	5,680,570
Sumitomo Mitsui Trust Holdings, Inc.	1,217,000	5,055,510
Suzuki Motor Corp.	188,800	5,670,460
Taisei Corp.	499,000	2,816,505
TDK Corp.	89,700	6,351,432
Tohoku Electric Power Co., Inc.	175,400	1,992,268
Tokio Marine Holdings, Inc.	73,200	2,763,068
Toshiba Corp.	1,580,000	6,620,301
Toyota Motor Corp.	470,400	32,835,674
Total		373,852,674

LUXEMBOURG 0.6%
Altice SA (a)	98,163	10,644,697
NETHERLANDS 2.6%
Aegon NV	935,338	7,385,115

Issuer	Shares	Value

Common Stocks (continued)

NETHERLANDS (CONTINUED)
ING Groep NV-CVA (a)	865,605	$12,679,367
Koninklijke KPN NV	1,953,374	6,621,261
Reed Elsevier NV	152,608	3,802,626
Unilever NV-CVA	379,036	15,838,996
Total		46,327,365

NORWAY 0.6%
Statoil ASA	272,388	4,816,204
Yara International ASA	132,077	6,705,935
Total		11,522,139

PAPUA NEW GUINEA 0.1%
Oil Search Ltd.	247,671	1,351,345
SINGAPORE 1.2%
CapitaLand Ltd.	1,225,400	3,194,094
DBS Group Holdings Ltd.	600,200	8,899,679
Noble Group Ltd.	5,518,836	3,696,721
United Overseas Bank Ltd.	299,293	5,016,799
Total		20,807,293

SPAIN 2.7%
Amadeus IT Holding SA, Class A	275,008	11,786,043
CaixaBank SA	1,354,763	6,424,903
Iberdrola SA	1,096,198	7,068,894
Inditex SA	218,609	7,018,594
International Consolidated Airlines Group SA (a)	843,380	7,556,598
Red Electrica Corp. SA	47,883	3,893,526
Telefonica SA	305,130	4,341,852
Total		48,090,410

SWEDEN 3.0%
Alfa Laval AB	524,104	10,293,597
Hennes & Mauritz AB, Class B	305,418	12,374,848
Nordea Bank AB	1,161,244	14,144,507
Svenska Cellulosa AB, Class B	236,934	5,444,474
Svenska Handelsbanken AB, Class A	116,020	5,225,139
Swedbank AB, Class A	244,414	5,835,073
Total		53,317,638

SWITZERLAND 8.2%
Adecco SA, Registered Shares	88,519	7,358,009
Cie Financiere Richemont SA, Class A, Registered Shares	111,159	8,931,725
Clariant AG, Registered Shares	366,265	7,308,530
Julius Baer Group Ltd.	110,402	5,518,318

Issuer	Shares	Value

Common Stocks (continued)

SWITZERLAND (CONTINUED)
Nestlé SA, Registered Shares	292,098	$21,995,692
Novartis AG, Registered Shares	288,283	28,453,673
Roche Holding AG, Genusschein Shares	122,610	33,692,259
Syngenta AG, Registered Shares	31,259	10,619,576
UBS AG	524,815	9,840,865
Zurich Insurance Group AG	40,773	13,781,365
Total		147,500,012

UNITED KINGDOM 17.9%
AstraZeneca PLC	197,896	13,579,320
Aviva PLC	751,714	6,015,880
Babcock International Group PLC	183,919	2,682,986
BAE Systems PLC	552,343	4,280,417
Barclays Bank PLC	1,879,172	6,782,923
Barratt Developments PLC	582,261	4,552,551
BG Group PLC	1,249,127	15,331,457
BP PLC	1,667,875	10,811,440
British Land Co. PLC (The)	521,742	6,430,413
BT Group PLC	1,590,873	10,337,249
Burberry Group PLC	133,612	3,431,222
Capita Group PLC (The)	239,280	3,955,489
Croda International PLC	57,485	2,331,482
Diageo PLC	623,036	17,217,187
Direct Line Insurance Group PLC	552,204	2,605,848
GlaxoSmithKline PLC	447,277	10,296,291
Hikma Pharmaceuticals PLC	166,301	5,234,122
Imperial Tobacco Group PLC	315,578	13,843,231
InterContinental Hotels Group PLC	101,324	3,952,008
ITV PLC	3,688,504	13,809,937
Johnson Matthey PLC	81,837	4,100,301
Lloyds Banking Group PLC (a)	17,136,449	19,863,504
London Stock Exchange Group PLC	167,320	6,085,432
Meggitt PLC	285,992	2,324,731
Mondi PLC	248,611	4,777,560
National Grid PLC	654,759	8,417,616
Prudential PLC	407,847	10,120,905
Randgold Resources Ltd.	67,486	4,678,283
Rolls-Royce Holdings PLC	211,848	2,987,894
Royal Dutch Shell PLC, Class A	702,373	20,886,531
Royal Dutch Shell PLC, Class B	65,900	2,052,806
SABMiller PLC	191,000	10,004,920
Schroders PLC	102,809	4,870,213
St. James’s Place PLC	505,989	6,998,435
Standard Chartered PLC	290,572	4,706,311
Taylor Wimpey PLC	2,937,965	6,734,922
Tesco PLC	2,311,734	8,251,864
Travis Perkins PLC	117,238	3,385,019

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)
Tullow Oil PLC	298,248	$1,250,318
Unilever PLC	176,864	7,379,378
Vodafone Group PLC	4,076,868	13,340,839
Whitbread PLC	55,188	4,285,345
Wolseley PLC	94,671	5,595,483
Total		320,580,063

Total Common Stocks (Cost: $1,545,507,172)		$1,659,701,822

Preferred Stocks 1.1%

GERMANY 1.1%
Volkswagen AG	73,272	$19,431,924
Total Preferred Stocks (Cost: $15,607,234)		$19,431,924

Issuer	Shares	Value

Rights —%

SPAIN —%
Telefonica SA (a)	10,000	$1,612
Total Rights (Cost: $—)		$1,612

	Shares	Value

Money Market Funds 5.7%

Columbia Short-Term Cash Fund, 0.123% (b)(c)	101,648,583	$101,648,583
Total Money Market Funds (Cost: $101,648,583)		$101,648,583
Total Investments
(Cost: $1,662,762,989) (d)		$1,780,783,941(e)
Other Assets & Liabilities, Net		7,859,203
Net Assets		$1,788,643,144

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, cash totaling $2,574,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI EAFE	780	USD	71,366,100	06/2015	586,867	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	100,943,567	185,702,917	(184,997,901)	101,648,583	29,815	101,648,583

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,662,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$169,816,000
Unrealized Depreciation	(51,795,000)
Net Unrealized Appreciation	$118,021,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	212,581,708	—	212,581,708
Consumer Staples	—	176,386,399	—	176,386,399
Energy	—	87,662,404	—	87,662,404
Financials	—	450,298,089	—	450,298,089
Health Care	15,085,696	199,927,223	—	215,012,919
Industrials	—	191,675,281	—	191,675,281
Information Technology	—	74,119,462	—	74,119,462
Materials	—	94,986,420	—	94,986,420
Telecommunication Services	—	113,798,987	—	113,798,987
Utilities	—	43,180,153	—	43,180,153
Preferred Stocks
Consumer Discretionary	—	19,431,924	—	19,431,924
Rights
Telecommunication Services	—	1,612	—	1,612
Total Equity Securities	15,085,696	1,664,049,662	—	1,679,135,358

Mutual Funds
Money Market Funds	101,648,583	—	—	101,648,583
Total Mutual Funds	101,648,583	—	—	101,648,583
Investments in Securities	116,734,279	1,664,049,662	—	1,780,783,941
Derivatives
Assets
Futures Contracts	586,867	—	—	586,867
Total	117,321,146	1,664,049,662	—	1,781,370,808

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%

CONSUMER DISCRETIONARY 11.5%
Auto Components 0.9%
Delphi Automotive PLC	233,200	$18,595,368
Distributors 0.7%
Genuine Parts Co.	144,025	13,421,690
Diversified Consumer Services 1.1%
H&R Block, Inc.	673,600	21,602,352
Hotels, Restaurants & Leisure 1.0%
Starbucks Corp.	214,825	20,343,927
Household Durables 1.1%
Whirlpool Corp.	109,150	22,054,849
Media 1.4%
Time Warner, Inc.	347,975	29,383,009
Multiline Retail 1.5%
Macy’s, Inc.	468,000	30,377,880
Specialty Retail 3.8%
Home Depot, Inc. (The)	468,100	53,180,841
TJX Companies, Inc. (The)	336,025	23,538,551
Total		76,719,392
TOTAL CONSUMER DISCRETIONARY		232,498,467
CONSUMER STAPLES 9.7%
Beverages 2.3%
PepsiCo, Inc.	476,195	45,533,766
Food & Staples Retailing 3.0%
CVS Health Corp.	347,400	35,855,154
Wal-Mart Stores, Inc.	312,925	25,738,081
Total		61,593,235

Food Products 1.7%
Archer-Daniels-Midland Co.	369,275	17,503,635
JM Smucker Co. (The)	149,308	17,279,415
Total		34,783,050

Household Products 2.7%
Kimberly-Clark Corp.	236,150	25,294,027

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	352,925	$28,918,674
Total		54,212,701
TOTAL CONSUMER STAPLES		196,122,752
ENERGY 5.4%
Energy Equipment & Services 0.7%
Helmerich & Payne, Inc.	141,125	9,606,379
Oceaneering International, Inc.	84,850	4,575,960
Total		14,182,339

Oil, Gas & Consumable Fuels 4.7%
Devon Energy Corp.	350,825	21,158,256
Kinder Morgan, Inc.	530,650	22,319,139
Marathon Petroleum Corp.	142,300	14,570,097
Occidental Petroleum Corp.	244,775	17,868,575
Suncor Energy, Inc.	620,375	18,145,969
Total		94,062,036
TOTAL ENERGY		108,244,375
FINANCIALS 14.0%
Banks 4.1%
JPMorgan Chase & Co.	697,550	42,257,579
PacWest Bancorp	515,750	24,183,518
PNC Financial Services Group, Inc. (The)	185,560	17,301,614
Total		83,742,711

Capital Markets 3.0%
Goldman Sachs Group, Inc. (The)	122,050	22,941,739
Invesco Ltd.	585,550	23,240,479
T. Rowe Price Group, Inc.	176,450	14,288,921
Total		60,471,139

Consumer Finance 0.9%
Discover Financial Services	310,550	17,499,493
Diversified Financial Services 0.8%
Moody’s Corp.	152,850	15,865,830
Insurance 4.6%
ACE Ltd.	126,000	14,047,740
Arthur J Gallagher & Co.	332,775	15,557,231
Hartford Financial Services Group, Inc. (The)	417,575	17,462,986
Marsh & McLennan Companies, Inc.	255,275	14,318,375
Prudential Financial, Inc.	273,725	21,982,855

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Insurance (continued)
Validus Holdings Ltd.	206,700	$8,702,070
Total		92,071,257

Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities, Inc.	75,600	13,173,300
TOTAL FINANCIALS		282,823,730
HEALTH CARE 18.8%
Biotechnology 1.1%
Gilead Sciences, Inc. (a)	219,200	21,510,096
Health Care Equipment & Supplies 8.5%
Abbott Laboratories	485,875	22,510,589
Becton Dickinson and Co.	233,575	33,539,034
Medtronic PLC	809,099	63,101,631
St. Jude Medical, Inc.	416,650	27,248,910
Zimmer Holdings, Inc.	221,900	26,077,688
Total		172,477,852

Health Care Providers & Services 3.0%
Cardinal Health, Inc.	378,400	34,158,168
UnitedHealth Group, Inc.	231,600	27,395,964
Total		61,554,132

Pharmaceuticals 6.2%
AbbVie, Inc.	397,056	23,243,658
Johnson & Johnson	424,700	42,724,820
Merck & Co., Inc.	430,400	24,739,392
Pfizer, Inc.	993,150	34,551,689
Total		125,259,559
TOTAL HEALTH CARE		380,801,639
INDUSTRIALS 16.5%
Aerospace & Defense 5.4%
General Dynamics Corp.	171,600	23,291,268
Honeywell International, Inc.	520,725	54,316,825
Lockheed Martin Corp.	86,525	17,561,114
Raytheon Co.	135,525	14,806,106
Total		109,975,313

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	208,025	20,165,943
Commercial Services & Supplies 1.4%
Republic Services, Inc.	158,350	6,422,676

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Tyco International PLC	526,500	$22,671,090
Total		29,093,766

Industrial Conglomerates 0.8%
3M Co.	95,850	15,810,458
Machinery 2.5%
Cummins, Inc.	65,775	9,119,046
Illinois Tool Works, Inc.	152,875	14,850,277
Snap-On, Inc.	178,430	26,239,916
Total		50,209,239

Professional Services 2.0%
Equifax, Inc.	163,950	15,247,350
Nielsen NV	345,200	15,385,564
Robert Half International, Inc.	162,100	9,810,292
Total		40,443,206

Road & Rail 2.1%
Ryder System, Inc.	225,400	21,388,206
Union Pacific Corp.	197,700	21,412,887
Total		42,801,093

Transportation Infrastructure 1.3%
Macquarie Infrastructure Co. LLC	312,600	25,723,854
TOTAL INDUSTRIALS		334,222,872
INFORMATION TECHNOLOGY 12.9%
IT Services 1.5%
Accenture PLC, Class A	167,200	15,664,968
Automatic Data Processing, Inc.	171,400	14,678,696
Total		30,343,664

Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.	1,028,000	23,191,680
Avago Technologies Ltd.	261,650	33,224,317
Intel Corp.	1,155,475	36,131,703
Skyworks Solutions, Inc.	88,700	8,718,323
Xilinx, Inc.	321,050	13,580,415
Total		114,846,438

Software 3.3%
Microsoft Corp.	1,156,125	47,002,262
Oracle Corp.	424,550	18,319,332
Total		65,321,594

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	394,950	$49,143,629
TOTAL INFORMATION TECHNOLOGY		259,655,325
MATERIALS 2.7%
Chemicals 1.7%
Agrium, Inc.	144,925	15,111,329
LyondellBasell Industries NV, Class A	122,100	10,720,380
Praxair, Inc.	64,812	7,825,401
Total		33,657,110

Paper & Forest Products 1.0%
International Paper Co.	370,100	20,536,849
TOTAL MATERIALS		54,193,959
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
BCE, Inc.	416,950	17,662,002
Verizon Communications, Inc.	909,225	44,215,612
Total		61,877,614
TOTAL TELECOMMUNICATION SERVICES		61,877,614
UTILITIES 3.4%
Electric Utilities 1.1%
NextEra Energy, Inc.	210,525	21,905,126

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Gas Utilities 0.9%
Laclede Group, Inc. (The)	365,239	$18,707,542
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	865,625	17,667,406
Wisconsin Energy Corp.	228,500	11,310,750
Total		28,978,156
TOTAL UTILITIES		69,590,824
Total Common Stocks (Cost: $1,672,423,101)		$1,980,031,557

	Shares	Value

Equity Funds 1.1%

Kayne Anderson MLP Investment Co.	603,350	$21,418,925
Total Equity Funds (Cost: $21,192,518)		$21,418,925

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.123% (b)(c)	14,771,703	14,771,703
Total Money Market Funds (Cost: $14,771,703)		$14,771,703
Total Investments
(Cost: $1,708,387,322)		$2,016,222,185(d)
Other Assets & Liabilities, Net		4,864,353
Net Assets		$2,021,086,538

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,361,171	93,092,324	(103,681,792)	14,771,703	7,762	14,771,703

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	232,498,467	—	—	232,498,467
Consumer Staples	196,122,752	—	—	196,122,752
Energy	108,244,375	—	—	108,244,375
Financials	282,823,730	—	—	282,823,730
Health Care	380,801,639	—	—	380,801,639
Industrials	334,222,872	—	—	334,222,872
Information Technology	259,655,325	—	—	259,655,325
Materials	54,193,959	—	—	54,193,959
Telecommunication Services	61,877,614	—	—	61,877,614
Utilities	69,590,824	—	—	69,590,824
Total Equity Securities	1,980,031,557	—	—	1,980,031,557
Mutual Funds
Equity Funds	21,418,925	—	—	21,418,925
Money Market Funds	14,771,703	—	—	14,771,703
Total Mutual Funds	36,190,628	—	—	36,190,628
Total	2,016,222,185	—	—	2,016,222,185

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Equities Fund (formerly Variable Portfolio – Columbia Wanger U.S. Equities Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%

CONSUMER DISCRETIONARY 15.6%
Auto Components 4.7%
Dorman Products, Inc. (a)	88,000	$4,378,000
Drew Industries, Inc.	154,000	9,477,160
Gentex Corp.	92,000	1,683,600
Total		15,538,760

Distributors 0.7%
Pool Corp.	31,000	2,162,560
Hotels, Restaurants & Leisure 5.5%
Choice Hotels International, Inc.	47,000	3,011,290
Domino’s Pizza, Inc.	31,000	3,117,050
Fiesta Restaurant Group, Inc. (a)	67,000	4,087,000
Papa John’s International, Inc.	41,000	2,534,210
Vail Resorts, Inc.	54,200	5,605,364
Total		18,354,914

Household Durables 1.9%
Cavco Industries, Inc. (a)	84,000	6,305,040
Internet & Catalog Retail 0.5%
Shutterfly, Inc. (a)	38,156	1,726,178
Leisure Products 0.4%
Performance Sports Group Ltd. (a)	61,210	1,193,595
Specialty Retail 1.4%
DSW, Inc., Class A	30,000	1,106,400
Michaels Companies, Inc. (The) (a)	51,088	1,382,441
Select Comfort Corp. (a)	67,000	2,309,490
Total		4,798,331

Textiles, Apparel & Luxury Goods 0.5%
Fossil Group, Inc. (a)	21,000	1,731,450
TOTAL CONSUMER DISCRETIONARY		51,810,828

CONSUMER STAPLES 3.2%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	32,000	2,883,200
Fresh Market, Inc. (The) (a)	83,900	3,409,696
United Natural Foods, Inc. (a)	57,200	4,406,688
Total		10,699,584
TOTAL CONSUMER STAPLES		10,699,584

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 2.6%
Energy Equipment & Services 1.0%
Core Laboratories NV	9,400	$982,206
Hornbeck Offshore Services, Inc. (a)	30,000	564,300
ShawCor Ltd.	57,994	1,611,771
Total		3,158,277

Oil, Gas & Consumable Fuels 1.6%
Carrizo Oil & Gas, Inc. (a)	30,000	1,489,500
Gulfport Energy Corp. (a)	17,200	789,652
PDC Energy, Inc. (a)	20,100	1,086,204
Rosetta Resources, Inc. (a)	39,000	663,780
SM Energy Co.	27,000	1,395,360
Total		5,424,496
TOTAL ENERGY		8,582,773
FINANCIALS 14.3%
Banks 4.7%
Associated Banc-Corp.	222,000	4,129,200
First Busey Corp.	320,000	2,140,800
Hancock Holding Co.	58,000	1,731,880
Lakeland Financial Corp.	121,800	4,942,644
MB Financial, Inc.	82,000	2,567,420
Total		15,511,944

Capital Markets 5.0%
Eaton Vance Corp.	86,080	3,584,371
SEI Investments Co.	293,100	12,922,779
Total		16,507,150

Diversified Financial Services 0.6%
Marlin Business Services Corp.	102,598	2,055,038
Insurance 0.9%
Allied World Assurance Co. Holdings AG	36,000	1,454,400
Patriot National, Inc. (a)	126,290	1,603,883
Total		3,058,283

Real Estate Investment Trusts (REITs) 2.1%
Education Realty Trust, Inc.	191,666	6,781,143
Thrifts & Mortgage Finance 1.0%
TrustCo Bank Corp.	474,200	3,262,496
TOTAL FINANCIALS		47,176,054

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 15.0%
Biotechnology 6.8%
Agios Pharmaceuticals, Inc. (a)	6,000	$565,800
Celldex Therapeutics, Inc. (a)	31,000	863,970
Cepheid (a)	147,200	8,375,680
Seattle Genetics, Inc. (a)	56,000	1,979,600
Synageva Biopharma Corp. (a)	84,019	8,194,373
Ultragenyx Pharmaceutical, Inc. (a)	39,000	2,421,510
Total		22,400,933

Health Care Equipment & Supplies 0.4%
Wright Medical Group, Inc. (a)	57,900	1,493,820
Health Care Providers & Services 1.0%
HealthSouth Corp.	75,000	3,327,000
Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc. (a)	166,000	1,985,360
Castlight Health, Inc. (a)	11,581	89,869
Medidata Solutions, Inc. (a)	46,000	2,255,840
Total		4,331,069

Life Sciences Tools & Services 4.0%
Mettler-Toledo International, Inc. (a)	36,100	11,864,265
VWR Corp. (a)	47,500	1,234,525
Total		13,098,790

Pharmaceuticals 1.5%
Akorn, Inc. (a)	106,067	5,039,243
TOTAL HEALTH CARE		49,690,855
INDUSTRIALS 26.6%
Aerospace & Defense 3.1%
HEICO Corp., Class A	141,400	7,004,956
Moog, Inc., Class A (a)	44,200	3,317,210
Total		10,322,166

Air Freight & Logistics 0.3%
Forward Air Corp.	19,000	1,031,700
Building Products 1.3%
Caesarstone Sdot-Yam Ltd.	46,000	2,792,660
PGT, Inc. (a)	126,000	1,408,050
Total		4,200,710

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.6%
McGrath Rentcorp	56,000	$1,842,960
Electrical Equipment 3.3%
Acuity Brands, Inc.	21,200	3,564,992
Generac Holdings, Inc. (a)	63,000	3,067,470
Thermon Group Holdings, Inc. (a)	178,801	4,303,740
Total		10,936,202

Machinery 10.5%
Donaldson Co., Inc.	322,900	12,176,559
ESCO Technologies, Inc.	46,700	1,820,366
Kennametal, Inc.	67,500	2,274,075
Middleby Corp. (The) (a)	67,000	6,877,550
Nordson Corp.	110,600	8,664,404
Toro Co. (The)	40,700	2,853,884
Total		34,666,838

Road & Rail 3.2%
Avis Budget Group, Inc. (a)	115,000	6,786,725
Heartland Express, Inc.	104,000	2,471,040
Hertz Global Holdings, Inc. (a)	66,000	1,430,880
Total		10,688,645

Trading Companies & Distributors 4.3%
CAI International, Inc. (a)	141,000	3,464,370
Rush Enterprises, Inc., Class A (a)	221,500	6,060,240
Rush Enterprises, Inc., Class B (a)	86,600	2,140,752
WESCO International, Inc. (a)	38,200	2,669,798
Total		14,335,160
TOTAL INDUSTRIALS		88,024,381
INFORMATION TECHNOLOGY 17.3%
Electronic Equipment, Instruments & Components 4.3%
IPG Photonics Corp. (a)	77,000	7,137,900
Littelfuse, Inc.	23,100	2,295,909
Rogers Corp. (a)	60,000	4,932,600
Total		14,366,409

Internet Software & Services 5.0%
Amber Road, Inc. (a)	198,224	1,833,572
Bankrate, Inc. (a)	70,000	793,800
Gogo, Inc. (a)	116,147	2,213,762
HomeAway, Inc. (a)	87,600	2,642,892
Liquidity Services, Inc. (a)	104,000	1,027,520
SPS Commerce, Inc. (a)	81,382	5,460,732
Textura Corp. (a)	92,073	2,502,544
Total		16,474,822

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services 3.7%
Blackhawk Network Holdings, Inc., Class B (a)	145,800	$5,183,190
Virtusa Corp. (a)	35,000	1,448,300
WEX, Inc. (a)	52,600	5,647,136
Total		12,278,626

Software 4.3%
ANSYS, Inc. (a)	77,400	6,825,906
Informatica Corp. (a)	54,000	2,368,170
NetSuite, Inc. (a)	18,000	1,669,680
Solera Holdings, Inc.	66,000	3,409,560
Total		14,273,316
TOTAL INFORMATION TECHNOLOGY		57,393,173

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.2%
Globalstar, Inc. (a)	236,524	787,625
inContact, Inc. (a)	57,000	621,300
Vonage Holdings Corp. (a)	535,000	2,626,850
Total		4,035,775

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc. (a)	181,000	$1,364,740
TOTAL TELECOMMUNICATION SERVICES		5,400,515
Total Common Stocks (Cost: $204,245,625)		$318,778,163

	Shares	Value

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.123% (b)(c)	8,960,067	$8,960,067
Total Money Market Funds (Cost: $8,960,067)		$8,960,067
Total Investments
(Cost: $213,205,692)		$327,738,230(d)
Other Assets & Liabilities, Net		3,666,875
Net Assets		$331,405,105

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,931,954	29,455,992	(25,427,879)	8,960,067	2,101	8,960,067

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	51,810,828	—	—	51,810,828
Consumer Staples	10,699,584	—	—	10,699,584
Energy	8,582,773	—	—	8,582,773
Financials	47,176,054	—	—	47,176,054
Health Care	49,690,855	—	—	49,690,855
Industrials	88,024,381	—	—	88,024,381
Information Technology	57,393,173	—	—	57,393,173
Telecommunication Services	5,400,515	—	—	5,400,515
Total Equity Securities	318,778,163	—	—	318,778,163
Mutual Funds
Money Market Funds	8,960,067	—	—	8,960,067
Total Mutual Funds	8,960,067	—	—	8,960,067
Total	327,738,230	—	—	327,738,230

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%

CONSUMER DISCRETIONARY 12.1%
Auto Components 2.7%
Autoliv, Inc.	79,100	$9,315,607
Johnson Controls, Inc.	276,600	13,951,704
Total		23,267,311

Automobiles 1.2%
Harley-Davidson, Inc.	175,800	10,678,092
Hotels, Restaurants & Leisure 1.3%
Panera Bread Co., Class A (a)	71,600	11,455,642
Household Durables 1.0%
NVR, Inc. (a)	6,300	8,370,558
Media 0.9%
Gannett Co., Inc.	202,700	7,516,116
Multiline Retail 2.7%
Dollar General Corp. (a)	193,000	14,548,340
Nordstrom, Inc.	106,000	8,513,920
Total		23,062,260

Specialty Retail 2.3%
GNC Holdings, Inc., Class A	223,600	10,972,052
Ross Stores, Inc.	80,000	8,428,800
Total		19,400,852
TOTAL CONSUMER DISCRETIONARY		103,750,831
CONSUMER STAPLES 5.7%
Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	122,800	11,064,280
Food Products 4.4%
Flowers Foods, Inc.	495,600	11,269,944
Ingredion, Inc.	137,200	10,676,904
JM Smucker Co. (The)	137,000	15,855,010
Total		37,801,858
TOTAL CONSUMER STAPLES		48,866,138
ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Devon Energy Corp.	313,300	18,895,123
Energen Corp.	170,800	11,272,800
Total		30,167,923
TOTAL ENERGY		30,167,923

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 23.9%
Banks 3.5%
Citizens Financial Group, Inc.	596,500	$14,393,545
SunTrust Banks, Inc.	372,509	15,306,395
Total		29,699,940

Capital Markets 2.9%
Invesco Ltd.	348,000	13,812,120
Waddell & Reed Financial, Inc., Class A	221,800	10,987,972
Total		24,800,092

Insurance 12.0%
Alleghany Corp. (a)	29,900	14,561,300
Chubb Corp. (The)	174,500	17,641,950
Markel Corp. (a)	20,100	15,456,096
Marsh & McLennan Companies, Inc.	174,200	9,770,878
Progressive Corp. (The)	471,800	12,832,960
Unum Group	383,900	12,948,947
Willis Group Holdings PLC	411,869	19,843,848
Total		103,055,979

Real Estate Investment Trusts (REITs) 4.0%
Alexandria Real Estate Equities, Inc.	177,123	17,365,139
DDR Corp.	915,100	17,039,162
Total		34,404,301

Real Estate Management & Development 1.5%
Jones Lang LaSalle, Inc.	73,700	12,558,480
TOTAL FINANCIALS		204,518,792

HEALTH CARE 9.4%
Health Care Equipment & Supplies 1.6%
DENTSPLY International, Inc.	273,300	13,908,237
Health Care Providers & Services 5.9%
Anthem, Inc.	68,400	10,561,644
CIGNA Corp.	90,700	11,740,208
Mednax, Inc. (a)	143,300	10,390,683
Patterson Companies, Inc.	365,472	17,831,379
Total		50,523,914

Life Sciences Tools & Services 1.9%
PerkinElmer, Inc.	310,100	15,858,514
TOTAL HEALTH CARE		80,290,665

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 14.5%
Building Products 3.1%
Masco Corp.	575,700	$15,371,190
Owens Corning	257,400	11,171,160
Total		26,542,350

Commercial Services & Supplies 2.2%
Cintas Corp.	102,500	8,367,075
Republic Services, Inc.	258,200	10,472,592
Total		18,839,667

Electrical Equipment 2.6%
Hubbell, Inc., Class B	78,200	8,572,284
Rockwell Automation, Inc.	116,425	13,504,135
Total		22,076,419

Machinery 5.8%
Allison Transmission Holdings, Inc.	322,800	10,310,232
Ingersoll-Rand PLC	156,800	10,674,944
Kennametal, Inc.	291,300	9,813,897
Parker-Hannifin Corp.	53,960	6,409,369
Xylem, Inc.	363,300	12,722,766
Total		49,931,208

Professional Services 0.8%
Robert Half International, Inc.	111,200	6,729,824
TOTAL INDUSTRIALS		124,119,468
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 1.3%
Juniper Networks, Inc.	486,013	10,974,173
Electronic Equipment, Instruments & Components 3.8%
Avnet, Inc.	253,900	11,298,550
Keysight Technologies, Inc. (a)	350,000	13,002,500
TE Connectivity Ltd.	123,800	8,866,556
Total		33,167,606
IT Services 5.7%
Booz Allen Hamilton Holdings Corp.	332,000	9,608,080
Broadridge Financial Solutions, Inc.	239,100	13,152,891
Fidelity National Information Services, Inc.	218,600	14,877,916
Teradata Corp. (a)	251,700	11,110,038
Total		48,748,925

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	193,600	$12,196,800
KLA-Tencor Corp.	141,100	8,224,719
ON Semiconductor Corp. (a)	944,900	11,442,739
Total		31,864,258

Software 1.8%
Synopsys, Inc. (a)	333,300	15,438,456
TOTAL INFORMATION TECHNOLOGY		140,193,418
MATERIALS 7.9%
Chemicals 3.2%
International Flavors & Fragrances, Inc.	72,700	8,534,980
Methanex Corp.	189,500	10,151,515
Scotts Miracle-Gro Co., Class A	134,000	9,000,780
Total		27,687,275

Containers & Packaging 2.9%
AptarGroup, Inc.	169,900	10,792,048
Avery Dennison Corp.	267,900	14,174,589
Total		24,966,637

Metals & Mining 1.8%
Reliance Steel & Aluminum Co.	255,032	15,577,355
TOTAL MATERIALS		68,231,267

UTILITIES 5.9%
Electric Utilities 1.5%
Xcel Energy, Inc.	367,152	12,780,561
Gas Utilities 1.5%
Atmos Energy Corp.	237,700	13,144,810
Multi-Utilities 2.9%
Alliant Energy Corp.	198,000	12,474,000
DTE Energy Co.	150,100	12,111,569
Total		24,585,569
TOTAL UTILITIES		50,510,940
Total Common Stocks (Cost: $700,893,775)		$850,649,442

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	1,391,674	$1,391,674
Total Money Market Funds (Cost: $1,391,674)		$1,391,674
Total Investments
(Cost: $702,285,449)		$852,041,116(d)
Other Assets & Liabilities, Net		4,892,367
Net Assets		$856,933,483

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,651,937	55,773,576	(77,033,839)	1,391,674	4,412	1,391,674

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	103,750,831	—	—	103,750,831
Consumer Staples	48,866,138	—	—	48,866,138
Energy	30,167,923	—	—	30,167,923
Financials	204,518,792	—	—	204,518,792
Health Care	80,290,665	—	—	80,290,665
Industrials	124,119,468	—	—	124,119,468
Information Technology	140,193,418	—	—	140,193,418
Materials	68,231,267	—	—	68,231,267
Utilities	50,510,940	—	—	50,510,940
Total Equity Securities	850,649,442	—	—	850,649,442
Mutual Funds
Money Market Funds	1,391,674	—	—	1,391,674
Total Mutual Funds	1,391,674	—	—	1,391,674
Total	852,041,116	—	—	852,041,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.5%
Integrated Energy 0.5%
Exxon Mobil Corp.
03/06/18	1.305%	$12,960,000	$13,034,611
Total Corporate Bonds & Notes (Cost: $12,960,000)			$13,034,611

Residential Mortgage-Backed Securities - Agency 34.1%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8 (a)
01/25/28	6.500%	1,820,967	2,061,426
Federal Home Loan Mortgage Corp. (a)
08/01/18-07/01/32	4.500%	43,795,519	46,961,692
10/01/26-04/01/32	4.000%	12,192,745	13,081,632
07/01/28-02/01/30	3.500%	92,799,567	99,643,475
11/01/37-12/01/38	6.500%	1,355,567	1,582,689
07/01/41	5.500%	2,059,361	2,380,585
CMO Series 2638 Class MJ
07/15/33	5.000%	5,826,266	6,482,979
CMO Series 2744 Class JH
02/15/34	5.000%	5,012,300	5,556,099
CMO Series 2762 Class LY
03/15/34	5.000%	2,884,461	3,207,987
CMO Series 3537 Class DL
05/15/39	6.000%	4,345,087	4,966,404
CMO Series 3574 Class D
09/15/39	5.000%	3,454,308	3,816,360
CMO Series 3613 Class HJ
12/15/39	5.500%	21,513,427	24,437,123
CMO Series 4227 Class AB
10/15/37	3.500%	13,515,433	14,218,763
CMO Series 4327 Class A
02/15/40	4.000%	42,165,788	45,941,819
CMO Series 4382 Class AB
07/15/40	3.000%	15,212,458	15,739,205
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	1,631	1,825
CMO Series T-57 Class 1A3
07/25/43	7.500%	922,054	1,114,318
CMO Series T-59 Class 1A3
10/25/43	7.500%	183,896	224,916
CMO Series T-60 Class 1A2
03/25/44	7.000%	189,977	240,477
CMO Series T-60 Class 1A3
03/25/44	7.500%	72,854	88,316
Federal Home Loan Mortgage Corp. (a)(b)
06/01/37	6.065%	1,469,627	1,574,479
07/01/38	5.884%	4,501,861	4,810,650
10/01/38	5.969%	1,832,492	1,957,107

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/41	3.105%	$9,667,625	$10,290,294
08/01/41	3.106%	4,081,578	4,350,714
10/01/41	3.255%	4,002,622	4,223,545
12/01/41	2.584%	1,622,315	1,692,172
09/01/43	2.508%	9,545,969	9,839,266
12/01/43	3.042%	9,882,105	10,284,349
08/01/44	2.312%	14,913,767	15,308,031
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.619%	2,028,597	2,337,848
CMO Series T-51 Class 2A
08/25/42	7.500%	1,942,277	2,352,017
Federal National Mortgage Association (a)
02/01/23-07/25/40	5.000%	27,913,726	30,800,650
06/01/25-12/01/31	4.500%	26,072,418	28,221,202
09/01/25-03/01/33	4.000%	55,696,334	60,022,751
11/01/29-03/01/30	3.500%	24,725,051	26,559,117
07/01/32	7.500%	316,378	364,063
12/01/33-05/01/41	5.500%	12,945,200	14,903,059
CMO Series 2000-T6 Class A1
06/25/30	7.500%	669,891	773,698
CMO Series 2001-T1 Class A1
10/25/40	7.500%	5,451,216	6,459,228
CMO Series 2001-T3 Class A1
11/25/40	7.500%	762,995	896,652
CMO Series 2001-T4 Class A1
07/25/41	7.500%	111,901	136,152
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,721,531	3,081,840
CMO Series 2002-14 Class A1
01/25/42	7.000%	840,580	981,288
CMO Series 2002-14 Class A2
01/25/42	7.500%	1,755,067	2,110,437
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,084,177	1,278,429
CMO Series 2002-26 Class A2
01/25/48	7.500%	3,212,276	3,912,954
CMO Series 2002-33 Class A2
06/25/32	7.500%	165,198	195,312
CMO Series 2002-80 Class A1
11/25/42	6.500%	1,341,407	1,539,123
CMO Series 2002-90 Class A1
06/25/42	6.500%	32,095	36,787
CMO Series 2002-T12 Class A3
05/25/42	7.500%	3,783,511	4,541,851
CMO Series 2002-T16 Class A2
07/25/42	7.000%	831,848	976,316
CMO Series 2002-W8 Class A3
06/25/42	7.500%	130,692	153,069
CMO Series 2003-25 Class KP
04/25/33	5.000%	3,836,028	4,225,661
CMO Series 2003-63 Class GB
07/25/33	4.000%	7,229,123	7,731,359

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	$21,043	$24,563
CMO Series 2004-W11 Class 1A2
05/25/44	6.500%	906,734	1,078,499
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	166,390	195,431
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	264,178	306,062
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	4,094,578	4,658,310
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	954,006	1,100,202
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,603,137	3,133,732
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	1,348,103	1,618,567
CMO Series 2005-W4 Class 1A3
08/25/45	7.000%	2,228,379	2,601,442
CMO Series 2006-24 Class DB
04/25/26	5.500%	3,232,088	3,549,366
CMO Series 2006-4 Class MD
03/25/35	6.000%	1,296,090	1,374,254
CMO Series 2009-14 Class A
06/25/35	7.000%	3,361,848	3,929,734
CMO Series 2010-71 Class HJ
07/25/40	5.500%	2,946,034	3,377,363
CMO Series 2010-98 Class EA
09/25/30	4.000%	3,760,604	4,052,472
CMO Series 2011-46 Class BA
04/25/37	4.000%	19,483,271	20,530,867
CMO Series 2012-28 Class PT
03/25/42	4.000%	6,238,634	6,650,203
CMO Series 2012-3 Class CD
02/25/42	7.000%	3,027,870	3,567,261
CMO Series 2013-103 Class H
03/25/38	4.500%	11,082,406	12,118,955
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	1,339,926	1,582,548
Federal National Mortgage Association (a)(b)
06/01/41	3.292%	3,555,047	3,786,035
08/01/41	3.714%	5,262,724	5,618,233
09/01/41	3.579%	8,670,351	9,247,254
10/01/41	3.039%	1,283,751	1,369,960
10/01/41	3.266%	11,244,823	12,052,845
12/01/41	2.653%	8,595,225	8,996,677
03/01/42	3.166%	26,349,736	27,738,273
04/01/42	2.771%	3,564,415	3,771,117
05/01/42	2.296%	8,089,950	8,356,547
05/01/42	2.339%	11,961,756	12,369,372
11/01/42	2.248%	16,149,554	16,591,718
10/01/43	2.337%	5,571,548	5,728,842
10/01/43	2.504%	8,303,733	8,570,343
11/01/44	2.663%	14,927,374	15,410,149
04/01/45	2.595%	5,042,578	5,195,461
CMO Series 1999-T2 Class A1
01/19/39	7.500%	301,228	333,282
CMO Series 2001-W3 Class A
09/25/41	7.000%	129,173	147,988

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2002-W6 Class 2A1
06/25/42	6.409%	$977,225	$1,133,910
CMO Series 2003-W1 Class 2A
12/25/42	6.519%	336,432	393,906
CMO Series 2003-W4 Class 4A
10/25/42	7.005%	748,216	863,747
Federal National Mortgage Association (a)(c)
05/01/45	2.550%	4,974,000	5,111,951
Government National Mortgage Association (a)
03/15/33	5.500%	2,155,298	2,478,894
08/15/36	6.500%	1,473,907	1,817,364
CMO Series 2001-53 Class PB
11/20/31	6.500%	5,901,000	6,880,749
Total Residential Mortgage-Backed Securities - Agency (Cost: $794,632,292)			$800,084,008

Residential Mortgage-Backed Securities - Non-Agency 0.5%
JPMorgan Mortgage Trust CMO Series 2015-IVR2 Class A2 (a)(b)(d)
01/25/45	2.773%	11,605,914	11,737,645
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $11,632,672)			$11,737,645

Commercial Mortgage-Backed Securities - Agency 1.1%
Federal National Mortgage Association (a)
Series 2011-M2 Class A1
04/25/21	2.019%	3,686,902	3,744,809
Federal National Mortgage Association (a)(b)
Series 2015-M4 Class FA
09/25/18	0.385%	21,052,000	21,081,599
Total Commercial Mortgage-Backed Securities - Agency (Cost: $24,745,493)			$24,826,408

Commercial Mortgage-Backed Securities - Non-Agency 5.6%
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1 (a)
12/15/47	1.558%	445,669	445,967
Commercial Mortgage Trust (a)
Series 2012-LC4 Class A2
12/10/44	2.256%	9,591,000	9,765,738
Series 2012-LC4 Class A3
12/10/44	3.069%	10,330,000	10,793,765
Series 2013-CR6 Class A1
03/10/46	0.719%	6,825,106	6,784,893
DBUBS Mortgage Trust (a)
Series 2011-LC3A Class A1
08/10/44	2.238%	1,259,678	1,263,502

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
DBUBS Mortgage Trust (a)(d)
Series 2011-LC2A Class A1
07/10/44	3.527%	$6,078,209	$6,354,235
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1 (a)(d)
12/10/43	3.849%	9,151,285	9,344,215
GS Mortgage Securities Trust (a)(d)
Series 2010-C1 Class A1
08/10/43	3.679%	5,569,843	5,771,628
Series 2011-GC3 Class A2
03/10/44	3.645%	15,497,312	15,760,100
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A2 (a)
12/15/47	1.677%	6,958,000	7,011,966
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2011-C5 Class A2
08/15/46	3.149%	1,418,057	1,455,463
Series 2012-CBX Class A3
06/15/45	3.139%	9,576,268	9,907,405
JPMorgan Chase Commercial Mortgage Securities Trust (a)(d)
Series 2010-C1 Class A2
06/15/43	4.608%	4,689,000	4,985,950
Series 2010-C2 Class A2
11/15/43	3.616%	3,990,000	4,195,262
Series 2010-CNTR Class A1
08/05/32	3.300%	1,946,190	2,014,832
Series 2011-C3 Class A2
02/15/46	3.673%	12,583,554	12,919,434
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2 (a)
11/15/45	1.868%	10,935,000	11,071,064
Morgan Stanley Capital I Trust (a)
Series 2011-C3 Class A2
07/15/49	3.224%	9,325,721	9,583,847
Morgan Stanley Capital I Trust (a)(d)
Series 2011-C2 Class A3
06/15/44	4.210%	1,251,000	1,349,681
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $132,527,705)			$130,778,947

Asset-Backed Securities - Non-Agency 12.0%
Ally Master Owner Trust (b)
Series 2014-5 Class A1
10/15/19	0.665%	15,664,000	15,664,656
Series 2015-2 Class A1
01/15/21	0.742%	7,873,000	7,873,340
American Express Credit Account Master Trust Series 2013-2 Class A (b)
05/17/21	0.595%	12,447,000	12,473,457
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A Class A (d)
03/20/19	2.100%	15,763,000	15,902,455

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BA Credit Card Trust Series 2014-A3 Class A (b)
01/15/20	0.462%	$3,590,000	$3,589,949
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	7,640,755	7,664,955
Series 2014-1 Class A4
08/15/19	1.480%	5,681,000	5,705,793
Series 2014-2 Class A3
08/15/18	0.910%	5,571,000	5,570,733
Series 2014-2 Class A4
12/16/19	1.570%	6,127,000	6,153,775
Series 2014-3 Class A4
03/16/20	1.790%	5,647,000	5,686,954
Series 2015-1 Class A4
09/15/20	1.820%	7,861,000	7,904,713
Capital Auto Receivables Asset Trust Series 2013-1 Class A3
06/20/17	0.790%	8,748,000	8,751,473
Capital Auto Receivables Asset Trust
Series 2014-1 Class A3
06/20/18	1.320%	14,505,000	14,548,334
Series 2014-2 Class A4
10/22/18	1.620%	5,674,000	5,708,686
Series 2014-3 Class A4
04/22/19	1.830%	5,677,000	5,715,756
Series 2015-1 Class A4
10/21/19	1.860%	4,466,000	4,470,292
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A
01/15/21	1.390%	12,534,000	12,530,578
Discover Card Execution Note Trust Series 2014-A1 Class A1 (b)
07/15/21	0.605%	12,685,000	12,713,985
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2
01/15/20	0.575%	3,668,000	3,668,159
Navient Private Education Loan Trust Series 2014-CTA Class A (b)(d)
09/16/24	0.875%	18,519,408	18,509,562
Navient Student Loan Trust (b)
Series 2004-4 Class A5
01/25/37	0.416%	7,275,348	7,195,764
Series 2014-8 Class A2
04/25/23	0.614%	12,531,000	12,531,525
Nelnet Student Loan Trust Series 2006-2 Class A4 (b)
10/26/26	0.336%	5,370,414	5,366,290
SLC Student Loan Trust (b)
Series 2007-2 Class A2
05/15/28	0.657%	1,992,260	1,990,114
Series 2010-1 Class A
11/25/42	1.137%	3,546,692	3,585,734
SLM Private Education Loan Trust (b)(d)
Series 2010-A Class 1A
05/16/44	3.200%	6,265,819	6,477,898

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2010-A Class 2A
05/16/44	3.425%	$8,640,550	$9,149,383
Series 2011-C Class A2A
10/17/44	3.422%	3,348,000	3,597,449
Series 2012-E Class A2B
06/15/45	1.925%	5,340,000	5,472,843
Series 2013-C Class A2B
10/15/31	1.575%	3,089,000	3,126,893
Series 2014-A Class A2B
01/15/26	1.325%	7,669,000	7,685,953
SLM Private Education Loan Trust (d)
Series 2012-B Class A2
10/15/30	3.480%	5,669,000	5,877,198
SLM Student Loan Trust (b)
Series 2002-6 Class A4CP
03/15/19	0.462%	569,588	568,784
Series 2005-6 Class A5B
07/27/26	1.456%	2,130,869	2,168,660
Series 2010-1 Class A
03/25/25	0.574%	6,722,930	6,712,260
Synchrony Credit Card Master Note Trust Series 2012-3 Class A (b)
03/15/20	0.625%	18,856,000	18,867,351
Total Asset-Backed Securities - Non-Agency (Cost: $280,725,191)			$281,181,704

U.S. Treasury Obligations 41.0%
U.S. Treasury
02/29/16	0.250%	45,164,000	45,156,943
06/30/16	0.500%	35,479,000	35,539,980
07/15/16	0.625%	152,687,000	153,152,237
08/15/16	0.625%	137,836,000	138,223,664
08/31/16	0.500%	66,612,000	66,695,265
09/30/16	0.500%	26,123,000	26,147,490
10/15/16	0.625%	8,723,000	8,744,808
10/31/16	0.375%	84,345,000	84,226,390
12/31/16	0.625%	147,237,000	147,593,608
09/15/17	1.000%	22,894,000	23,051,396
10/15/17	0.875%	93,472,000	93,778,705
11/15/17	0.875%	765,000	767,032
01/15/18	0.875%	28,471,000	28,493,243
02/15/18	1.000%	10,754,000	10,794,327
03/15/18	1.000%	43,343,000	43,502,155
U.S. Treasury (c)
03/31/17	0.500%	57,496,000	57,428,615
Total U.S. Treasury Obligations (Cost: $962,045,081)			$963,295,858

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 4.5%
Federal Home Loan Banks
11/20/15	0.500%	$35,000,000	$35,060,795
11/23/16	0.625%	70,000,000	70,066,850
Total U.S. Government & Agency Obligations (Cost: $105,168,795)			$105,127,645

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.123% (e)(f)		42,731,241	$42,731,241
Total Money Market Funds (Cost: $42,731,241)			$42,731,241
Total Investments
(Cost: $2,367,168,470) (g)			$2,372,798,067(h)
Other Assets & Liabilities, Net			(26,298,234)
Net Assets			$2,346,499,833

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $150,232,616 or 6.40% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,620,671	813,028,344	(822,917,774)	42,731,241	24,680	42,731,241

(g)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $2,367,168,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,591,000
Unrealized Depreciation	(2,961,000)
Net Unrealized Appreciation	$5,630,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	13,034,611	—	13,034,611
Residential Mortgage-Backed Securities - Agency	—	794,972,057	5,111,951	800,084,008
Residential Mortgage-Backed Securities - Non-Agency	—	11,737,645	—	11,737,645
Commercial Mortgage-Backed Securities - Agency	—	24,826,408	—	24,826,408
Commercial Mortgage-Backed Securities - Non-Agency	—	130,778,947	—	130,778,947
Asset-Backed Securities - Non-Agency	—	281,181,704	—	281,181,704
U.S. Treasury Obligations	963,295,858	—	—	963,295,858
U.S. Government & Agency Obligations	—	105,127,645	—	105,127,645
Total Bonds	963,295,858	1,361,659,017	5,111,951	2,330,066,826
Mutual Funds
Money Market Funds	42,731,241	—	—	42,731,241
Total Mutual Funds	42,731,241	—	—	42,731,241
Total	1,006,027,099	1,361,659,017	5,111,951	2,372,798,067

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2015